   As filed with the Securities and Exchange Commission on December 30, 1998

                                              1933 Act Registration No. 33-19338
                                             1940 Act Registration No. 811-05426

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]
         Pre-Effective Amendment No.                                        [ ]

         Post-Effective Amendment No. 56                                    [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]

         Amendment No. 57                                                   [X]


                        (Check appropriate box or boxes.)


                              AIM INVESTMENT FUNDS
                ------------------------------------------------
               (Exact name of Registrant as Specified in Charter)


                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (713) 626-1919

                                    Copy to:



Lisa A. Moss, Esq.                    Arthur J. Brown, Esq.
A I M Advisors, Inc.                  R. Darrell Mounts, Esq.
11 Greenway Plaza, Suite 100          Kirkpatrick & Lockhart LLP
Houston, Texas 77046                  1800 Massachusetts Avenue, N.W., 2nd Floor
                                      Washington, D.C. 20036


Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):


      [ ]    immediately upon filing pursuant to paragraph (b)
      [ ]    on (date), pursuant to paragraph (b)
      [X]    60 days after filing pursuant to paragraph (a)(1)
      [ ]    on March 1, 1999, pursuant to paragraph (a)(1)
      [ ]    75 days after filing pursuant to paragraph (a)(2)
      [ ]    on (date) pursuant to paragraph (a)(2)


If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock

                            (Continued on Next Page)

     Certain Series of the AIM Investment Funds are "feeder funds" in a "master/feeder" fund arrangement. This Post-Effective Amendment No. 56 includes manually executed signature pages for two master trusts, Emerging Markets Debt Portfolio and Global Investment Portfolio.



     Pursuant to Rule 414 under the Securities Act of 1933 (the "Securities Act") by this amendment to the registration statement on Form N-1A of AIM Investment Funds, a Delaware business trust, the Registrant adopts, effective March 1, 1999, the Registration Statement of such corporation under the Securities Act and Notification of Registration and Registration Statement of such corporation under the Investment Company Act of 1940.

[AIM LOGO]




AIM DEVELOPING MARKETS FUND
                                                                      PROSPECTUS
                                                                   MARCH 1, 1999


AIM Developing Markets Fund seeks to provide long-term growth of capital with a secondary objective of income.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

      AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED
   WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE
                 WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND STRATEGIES.....................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................4
PERFORMANCE INFORMATION..................................................................................5
         ANNUAL TOTAL RETURNS............................................................................5
         PERFORMANCE TABLE...............................................................................6
FEE TABLE AND EXPENSE EXAMPLE............................................................................7
         FEE TABLE.......................................................................................7
         EXPENSE EXAMPLE.................................................................................7
FUND MANAGEMENT..........................................................................................9
         THE ADVISOR AND SUBADVISOR......................................................................9
         ADVISOR COMPENSATION............................................................................9
         PORTFOLIO MANAGERS..............................................................................9
OTHER INFORMATION.......................................................................................10
         DIVIDENDS AND DISTRIBUTIONS....................................................................10
FINANCIAL HIGHLIGHTS....................................................................................11
SHAREHOLDER INFORMATION................................................................................A-1
         CHOOSING A SHARE CLASS........................................................................A-1
         PURCHASING SHARES.............................................................................A-1
         REDEEMING SHARES..............................................................................A-3
         EXCHANGING SHARES.............................................................................A-5
         PRICING OF SHARES.............................................................................A-6
         TAXES.........................................................................................A-6
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVES AND STRATEGIES

The fund's primary investment objective is long-term growth of capital and its secondary investment objective is income, to the extent consistent with seeking growth of capital.

The fund seeks to achieve its objectives by investing substantially all of its assets in issuers in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund will invest a majority of its assets in equity securities, and may also invest in debt securities, of developing countries. The fund considers issuers in "developing countries" to be those (i) organized under the laws of a developing country or have a principal office in a developing country; (ii) that derive 50% or more, alone or on a consolidated basis, of their total revenues from business in developing countries; or (iii) whose securities are trading principally on a stock exchange, or in an over-the-counter market, in a developing country. The fund will normally invest in issuers in at least four countries, but it will not invest more than 25% of its assets in issuers in any one country. The fund also may not hold more than 40% of its assets in any one foreign currency and securities denominated in or indexed to such currency. The fund may invest in debt securities when economic and other factors appear to favor such investments. The fund may also invest up to 100% of its assets in lower-quality debt securities, i.e., "junk bonds."

The fund may invest up to 50% of its total assets in the following types of developing market debt securities: (1) debt securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (sovereign debt), including "Brady Bonds"; (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of sovereign debt; (3) debt securities issued by banks and other business entities; and (4) debt securities denominated in or indexed to the currencies of emerging markets. Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. There is no requirement with respect to the maturity or duration of debt securities in which the fund may invest.

The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers usually sell a particular security when any of those factors materially changes.

The fund is a non-diversified portfolio, which means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

[The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.]

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk.

The prices of securities issued by foreign issuers may be further affected by other factors including

o Currency exchange rates -- The dollar value of the fund's investments in emerging markets will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions -- The value of the fund's emerging market investments may be adversely affected by political and social instability and by changes in economic or taxation policies in those countries.

o Regulations -- emerging market companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets -- The securities markets of emerging market countries are smaller and less developed than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S.
     securities.

These factors may affect the price of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.

Sovereign debt securities of developing country governments are generally lower-quality debt securities. Sovereign debt securities are subject to the additional risk that, under some political, diplomatic, social or economic circumstances, some developing countries that issue lower-quality debt securities may be unable or unwilling to make principal or interest payments as they come due.

Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

Because it is non-diversified, the fund may invest in fewer issuers than if it was a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the fund or may affect companies in which the fund may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

                                    [GRAPH]
                          AIM DEVELOPING MARKETS FUND

                                                Annual
Year Ended                                      Total
December 31                                     Return
-----------                                     ------
1994 ..........................................  1.30%
1995 .......................................... 35.45%
1996 .......................................... 16.27%
1997 .......................................... 12.92%
1998 .......................................... _____%

ANNUAL TOTAL RETURNS *

The following bar chart shows changes in the performance of the fund's Advisor Class shares over a 5-year period.

*The year-to-date return as of 1/31/99 (the end of the most recent fiscal quarter) was ____ %.

[BAR CHART TO BE REVISED]

[INFO BELOW TO BE PROVIDED AT ANNUAL UPDATE FILING - NOT NOW]

During the 5-year period shown in the bar chart, the highest quarterly return was [____________%] (quarter ended [____________]) and the lowest quarterly return was [____________%] (quarter ended [____________]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.

----------------------------------------------------------------------------------------------
         Average Annual Total Returns
  (for the periods ending December 31, 1998)

                                                     1 Year          5 Years          10 Years
----------------------------------------------------------------------------------------------
Class A Shares*
----------------------------------------------------------------------------------------------
Class B Shares**
----------------------------------------------------------------------------------------------
JP Morgan EMBI Plus***
----------------------------------------------------------------------------------------------

*    Class A returns are since inception (1/11/94).
**   Class B returns are since inception (11/1/97).
*** JP Morgan EMBI Plus is a market value-weighted average of government bonds from 13 emerging bond markets. It includes the effect of reinvested coupons and is measured in U.S. dollars. Relative to the J.P. Morgan EMBI (Brady), the EMBI Plus is more diversified both geographically and in the instruments it tracts.

[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                                                Class A  Class B  Class C
                                                                                -------  -------  -------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                       4.75%     None     None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                                None(1)   5.00     1.00
Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees(2)                                                          ____%     ____%    ____%
     Distribution and/or Service (12b-1) Fees                                    ____%     ____%    ____%
     Other Expenses:
       Transfer agent fees and costs                                             ____%     ____%    ____%
       Other                                                                     ____%     ____%    ____%
       Total Other Expenses                                                      ____%     ____%    ____%
     Total Annual Fund Operating Expenses                                        ____%     ____%    ____%

-------------------
  (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
  (2) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Directors. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]

As a result of 12b-1fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           $                 $                $                 $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           $                 $                $                 $
Class B
Class C

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. INVESCO Asset Management Ltd. (the subadvisor), [an affiliate] of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 11 Devonshire Square, London, EC2M 4YR, England. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976, and the subadvisor has acted as an investment adviser since its organization in ________. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of ________% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, [all of whom are officers of the subadvisor], are

o Francesco Bertoni, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with INVESCO (NY), Inc. and/or its affiliates since 1998. From 1990 to 1994, he was a Portfolio Manager for the subadvisor. In 1994, he became an Investment Director for the subadvisor.

o Cheng-Hock Lau, Chief Investment Officer for Global Fixed Income and Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with INVESCO (NY), Inc. and/or its affiliates since 1995. He has been Chief Investment Officer for Global Fixed Income and Portfolio Manger for INVESCO (NY), Inc. since October 1996. From July 1995 to October 1996, he was Senior Portfolio Manager for Global/International Fixed Income for INVESCO (NY), Inc. and was employed by Chancellor Capital Management Inc. ("Chancellor Capital"), a predecessor of INVESCO (NY), Inc. From 1993 to 1995, he was Senior Vice President and Senior Portfolio Manager for Fiduciary Trust Company International. He was Vice President at the Bankers Trust Company from 1991 to 1993.

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum of 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, monthly.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                            Class A
                                                                ------------------------------------------------------------
                                                                ------------------------------------------------------------
                                                                  1998           1997         1996         1995       1994
                                                                -------         -------      -------      -------    -------
Net asset value, beginning of period                            $ xx.xx         $ xx.xx      $ xx.xx      $ xx.xx    $ xx.xx
-----------------------------------------------------------     -------         -------      -------      -------    -------
Income from investment operations:
  Net investment Income (loss)                                    (x.xx)          (x.xx)       (x.xx)       (x.xx)     (x.xx)
-----------------------------------------------------------     -------         -------      -------      -------    -------
  Net gains on securities (both realized and unrealized)          (x.xx)          (x.xx)       (x.xx)       (x.xx)     (x.xx)
-----------------------------------------------------------     -------         -------      -------      -------    -------
    Total from investment operations                              (x.xx)          (x.xx)       (x.xx)       (x.xx)     (x.xx)
-----------------------------------------------------------     -------         -------      -------      -------    -------
Distributions from net realized gains                             (x.xx)          (x.xx)       (x.xx)       (x.xx)     (x.xx)
-----------------------------------------------------------     -------         -------      -------      -------    -------
Net asset value, end of period                                  $ xx.xx         $ xx.xx      $ xx.xx      $ xx.xx     $xx.xx
-----------------------------------------------------------     -------         -------      -------      -------    -------
Total return (a)                                                  (x.xx)%         (x.xx)%      (x.xx)%      (x.xx)%    (x.xx)%
-----------------------------------------------------------     -------         -------      -------      -------    -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $xx,xxx         $xx,xxx      $xx,xxx      $xx,xxx    $xx,xxx
-----------------------------------------------------------     -------         -------      -------      -------    -------
Ratio of expenses to average net assets (b)                        x.xx%(c)(d)     x.xx%        x.xx%        x.xx%      x.xx%
-----------------------------------------------------------     -------         -------      -------      -------    -------
Ratio of net investment income (loss) to average
  net assets(e)                                                   (x.xx)%(c)      (x.xx)%      (x.xx)%      (x.xx)%    (x.xx)%
-----------------------------------------------------------     -------         -------      -------      -------    -------
Portfolio turnover rate                                              xx%             xx%          xx%          xx%        xx%
-----------------------------------------------------------     -------         -------      -------      -------    -------

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

          [ACCT. TO INCLUDE 1998 INFO AT THE ANNUAL UPDATE - NOT NOW]

                                                                                            Class B
                                                                ------------------------------------------------------------
                                                                ------------------------------------------------------------
                                                                  1998           1997         1996         1995       1994
                                                                -------         -------      -------      -------    -------
Net asset value, beginning of period                            $ xx.xx         $ xx.xx      $ xx.xx      $ xx.xx    $ xx.xx
-----------------------------------------------------------     -------         -------      -------      -------    -------
Income from investment operations:
  Net investment Income (loss)                                    (x.xx)          (x.xx)       (x.xx)       (x.xx)     (x.xx)
-----------------------------------------------------------     -------         -------      -------      -------    -------
  Net gains on securities (both realized and unrealized)          (x.xx)          (x.xx)       (x.xx)       (x.xx)     (x.xx)
-----------------------------------------------------------     -------         -------      -------      -------    -------
    Total from investment operations                              (x.xx)          (x.xx)       (x.xx)       (x.xx)     (x.xx)
-----------------------------------------------------------     -------         -------      -------      -------    -------
Distributions from net realized gains                             (x.xx)          (x.xx)       (x.xx)       (x.xx)     (x.xx)
-----------------------------------------------------------     -------         -------      -------      -------    -------
Net asset value, end of period                                  $ xx.xx         $ xx.xx      $ xx.xx      $ xx.xx     $xx.xx
-----------------------------------------------------------     -------         -------      -------      -------    -------
Total return (a)                                                  (x.xx)%         (x.xx)%      (x.xx)%      (x.xx)%    (x.xx)%
-----------------------------------------------------------     -------         -------      -------      -------    -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $xx,xxx         $xx,xxx      $xx,xxx      $xx,xxx    $xx,xxx
-----------------------------------------------------------     -------         -------      -------      -------    -------
Ratio of expenses to average net assets (b)                        x.xx%(c)(d)     x.xx%        x.xx%        x.xx%      x.xx%
-----------------------------------------------------------     -------         -------      -------      -------    -------
Ratio of net investment income (loss) to average
  net assets(e)                                                   (x.xx)%(c)      (x.xx)%      (x.xx)%      (x.xx)%    (x.xx)%
-----------------------------------------------------------     -------         -------      -------      -------    -------
Portfolio turnover rate                                              xx%             xx%          xx%          xx%        xx%
-----------------------------------------------------------     -------         -------      -------      -------    -------

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

SHAREHOLDER INFORMATION

Choosing a Share Class

Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                    CLASS B                            CLASS C

o    Initial sales charge  o    No initial sales charge       o    No initial sales charge

o    Reduced or            o    Contingent deferred           o    Contingent deferred
     waived initial             sales charge on                    sales charge on
     sales charge for           redemptions within                 redemptions within
     certain purchases          six years                          one year

o    Lower distribution    o    12b-1 fee of 1.00%            o    12b-1 fee of 1.00%
     and service (12b-1)
     fee than Class B or
     Class C shares
     (See "Fee Table       o    Converts to Class A           o    Does not convert to
     and Expense                shares after eight years           Class A shares
     Example")                  along with a pro rata
                                portion of its reinvested
                                dividends and distributions*

o    Generally more        o    Purchase orders limited        o    Generally more
     appropriate for long-      to amounts less than                appropriate for short-
     term investors             $250,000                            term investors


* If you held Class B shares of AIM Global Trends Fund on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

Initial Sales Charges

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I Initial Sales Charges
--------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

             Less than $   25,000       5.50%               5.82%
$ 25,000 but less than $   50,000       5.25                5.54
$ 50,000 but less than $  100,000       4.75                4.99
$100,000 but less than $  250,000       3.75                3.90
$250,000 but less than $  500,000       3.00                3.09
$500,000 but less than $1,000,000       2.00                2.04


CATEGORY II Initial Sales Charges
---------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

              Less than $   50,000        4.75%            4.99%
$  50,000 but less than $  100,000        4.00             4.17
$ 100,000 but less than $  250,000        3.75             3.90
$ 250,000 but less than $  500,000        2.50             2.56
$ 500,000 but less than $1,000,000        2.00             2.04


CATEGORY III Initial Sales Charges
----------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------


             Less than $ 100,000       1.00%                1.01%
$100,000 but less than $ 250,000       0.75                 0.76
$250,000 but less than $1,000,000      0.50                 0.50


Contingent Deferred Sales Charges for Class A Shares

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

Contingent Deferred Sales Charges for Class B and Class C Shares

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


                                     CLASS B                   CLASS C
                              CDSC AS A PERCENTAGE      CDSC AS A PERCENTAGE
                                OF DOLLAR AMOUNT          OF DOLLAR AMOUNT
  YEAR SINCE PURCHASE MADE      SUBJECT TO CHARGE         SUBJECT TO CHARGE
  ------------------------      -----------------         -----------------

            First                      5%                        1%
           Second                      4%                       None
            Third                      3%                       None
           Fourth                      3%                       None
            Fifth                      2%                       None
            Sixth                      1%                       None
    Seventh and following             None                      None


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Reduced Sales Charges

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

Initial Sales Charge Exceptions

You will not pay initial sales charges

o     on shares purchased by reinvesting dividends and distributions;

o     when exchanging shares among certain AIM Funds;

o     when using the reinstatement privilege; and

o when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

Contingent Deferred Sales Charge (CDSC) Exceptions

You will not pay a CDSC

o     if you redeem Class B shares you held for more than six years;

o     if you redeem Class C shares you held for more than one year;

o if you redeem shares acquired through reinvestment of dividends and distributions; and

o     on increases in the net asset value of your shares.

There may be other situations in which you or other shareholders may be able to purchase or redeem shares at reduced or without sales charges. You should consult the fund's Statement of Additional Information for details regarding these situations.

Purchasing Shares

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


-------------------------------------------------------------------------------------------------------------------------
                                   Type of Account                                        Initial          Additional
                                                                                        Investments       Investments
-------------------------------------------------------------------------------------------------------------------------

Savings Plans (money-purchase/profit sharing plans, 401(k) plans, Simplified            $0 ($25 per          $25
Employee Pension (SEP) accounts, Salary Reduction (SARSEP) accounts, Savings            AIM Fund
Incentive Match Plans for Employee IRA (Simple IRA) accounts, 403(b) or 457             investment
plans)                                                                                  for salary
                                                                                        deferrals
                                                                                        from Savings
                                                                                        Plans)
-------------------------------------------------------------------------------------------------------------------------
Automatic Investment Plans                                                              $50                  $50
-------------------------------------------------------------------------------------------------------------------------
IRA, Education IRA or Roth IRA                                                          $250                 $50
-------------------------------------------------------------------------------------------------------------------------
All other accounts                                                                      $500                 $50
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

There are several ways you can purchase your shares. You can make direct purchases or select from one of three automatic investment methods.

DIRECT PURCHASES


                      Opening An Account                                            Adding to An Account

Through a
Financial
Consultant            Contact your financial consultant.                            Same

By Mail               Mail completed Account                                   Mail your check and the
                      Application and purchase payment to the transfer agent,       remittance slip from
                      A I M Fund Services, Inc., P.O. Box 4739,                     your confirmation statement
                      Houston, TX 77210-4739.                                       to the transfer agent.

By Wire               Mail completed Account                                        Call the transfer agent to
                      Application to the transfer agent.                            receive a reference number.
                      Call the transfer agent at                                    Then, use the wire
                      (800) 959-4246 to receive a reference number.                 instructions at left.
                      Then, use the following wire instructions:

                      Beneficiary Bank ABA/Routing #:113000609
                      Beneficiary Account Number:    00100366807
                      Beneficiary Account Name:      A I M Fund Services, Inc.
                      RFB:                           Fund Name, Reference #
                      OBI:                           Your Name, Account #

By AIM Bank
Connection(sm)        Open your account using one of the methods described          Mail completed AIM Bank
                      above.                                                        Connection(sm) form to the
                                                                                    transfer agent.  Once
                                                                                    the transfer agent has
                                                                                    received the form, call the
                                                                                    transfer agent to place your
                                                                                    purchase.


SPECIAL PLANS

Automatic Investment Plan

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration and in the same class of shares. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the

10th or 25th day of the month in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested at net asset value in certain AIM Funds without paying a sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions
(1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2)   Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

Retirement Plans

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

Redeeming Shares

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES


Through a
Financial Consultant           Contact your financial consultant.

By Mail                        Send a written request to the transfer agent.
                               Requests must include (1) original signatures of all registered owners; (2) the name of the AIM
                               Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.
                               If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan.
                               Contact your employer for details.

By Telephone                   Call the transfer agent. You will be allowed to
                               redeem by telephone if (1) the proceeds are to be
                               mailed to the address on record with us or
                               transferred electronically to a pre-authorized
                               checking account; (2) the address on record with
                               us has not been changed within the last thirty
                               days; (3) you do not hold physical share
                               certificates; (4) you can provide proper
                               identification information; (5) the proceeds of
                               the redemption do not exceed $50,000; and (6) you
                               have not previously declined the telephone
                               redemption privilege. Certain accounts, including
                               retirement accounts and 403(b) plans, may not
                               redeem by telephone. The transfer agent must
                               receive your call during the hours the NYSE is
                               open for business in order to effect the
                               redemption at that day's closing price.


TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Payment for Systematic Withdrawals

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

Redemptions by Check (Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)   the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax- Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year and it may have tax consequences.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

You will not pay a sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
         Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

         (a)  one another;

         (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

         (c)  Class A shares of another AIM Fund, but only if

              (i)  you acquired the original shares before May 1, 1994; or

              (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

         (a)  one another;

         (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

              (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

              (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

         (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o     Shares must have been held for at least one day prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

Pricing of Shares

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 347-4246

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET:  http://www.aimfunds.com (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.




AIM Developing Markets Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO APPEARS HERE]
ADVISOR CLASS



AIM DEVELOPING MARKETS FUND
                                                                      PROSPECTUS
                                                                   MARCH 1, 1999


AIM Developing Markets Fund seeks to provide long-term growth of capital with a secondary objective of income.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION
   HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU
                        OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND STRATEGIES.......................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND...................................4
PERFORMANCE INFORMATION....................................................5
         ANNUAL TOTAL RETURNS..............................................5
         PERFORMANCE TABLE.................................................6
FEE TABLE AND EXPENSE EXAMPLE..............................................7
         FEE TABLE.........................................................7
         EXPENSE EXAMPLE...................................................7
FUND MANAGEMENT............................................................9
         THE ADVISOR AND SUBADVISOR........................................9
         ADVISOR COMPENSATION..............................................9
         PORTFOLIO MANAGERS................................................9
OTHER INFORMATION.........................................................10
         DIVIDENDS AND DISTRIBUTIONS......................................10
FINANCIAL HIGHLIGHTS......................................................11
SHAREHOLDER INFORMATION..................................................A-1
         PURCHASING SHARES...............................................A-1
         REDEEMING SHARES................................................A-3
         EXCHANGING SHARES...............................................A-5
         PRICING OF SHARES...............................................A-6
         TAXES...........................................................A-6
OBTAINING ADDITIONAL INFORMATION.............................BACK COVER PAGE



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVES AND STRATEGIES

The fund's primary investment objective is long-term growth of capital and its secondary investment objective is income, to the extent consistent with seeking growth of capital.

The fund seeks to achieve its objectives by investing substantially all of its assets in issuers in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund will invest a majority of its assets in equity securities, and may also invest in debt securities, of developing countries. The fund considers issuers in "developing countries" to be those (i) organized under the laws of a developing country or have a principal office in a developing country; (ii) that derive 50% or more, alone or on a consolidated basis, of their total revenues from business in developing countries; or (iii) whose securities are trading principally on a stock exchange, or in an over-the-counter market, in a developing country. The fund will normally invest in issuers in at least four countries, but it will not invest more than 25% of its assets in issuers in any one country. The fund also may not hold more than 40% of its assets in any one foreign currency and securities denominated in or indexed to such currency. The fund may invest in debt securities when economic and other factors appear to favor such investments. The fund may also invest up to 100% of its assets in lower-quality debt securities, i.e., "junk bonds."

The fund may invest up to 50% of its total assets in the following types of developing market debt securities: (1) debt securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (sovereign debt), including "Brady Bonds"; (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of sovereign debt; (3) debt securities issued by banks and other business entities; and (4) debt securities denominated in or indexed to the currencies of emerging markets. Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. There is no requirement with respect to the maturity or duration of debt securities in which the fund may invest.

The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers usually sell a particular security when any of those factors materially changes.

The fund is a non-diversified portfolio, which means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

[The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.]

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk.

The prices of securities issued by foreign issuers may be further affected by other factors including

o Currency exchange rates -- The dollar value of the fund's investments in emerging markets will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions -- The value of the fund's emerging market investments may be adversely affected by political and social instability and by changes in economic or taxation policies in those countries.

o Regulations -- emerging market companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets -- The securities markets of emerging market countries are smaller and less developed than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the price of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.

Sovereign debt securities of developing country governments are generally lower-quality debt securities. Sovereign debt securities are subject to the additional risk that, under some political, diplomatic, social or economic circumstances, some developing countries that issue lower-quality debt securities may be unable or unwilling to make principal or interest payments as they come due.

Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

Because it is non-diversified, the fund may invest in fewer issuers than if it was a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the fund or may affect companies in which the fund may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Advisor Class shares over a 2-year period.

                          AIM Developing Markets Fund
                                   (Advisor)

                                    [GRAPH]
                                                             Annual
            Years ended                                       Total
            December 31,                                     Returns
            ------------                                     -------
             12/31/97 ......................................  12.92%

*The year-to-date return as of 1/31/99 (the end of the most recent fiscal quarter) was ____ %.

[BAR CHART TO BE REVISED]

[INFO BELOW TO BE PROVIDED AT ANNUAL UPDATE FILING - NOT NOW]

During the 2-year period shown in the bar chart, the highest quarterly return was [____%] (quarter ended [______________________]) and the lowest quarterly return was [____%] (quarter ended [______________________]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.


-------------------------------------------------------------------------------
       Average Annual Total Returns
(for the periods ending December 31, 1998)

                                            1 Year        5 Years      10 Years
-------------------------------------------------------------------------------
Advisor Class*
-------------------------------------------------------------------------------
JP Morgan EMBI Plus**
-------------------------------------------------------------------------------

*    Advisor Class returns are since inception (11/1/97).

** JP Morgan EMBI Plus is a market value-weighted average of government bonds from 13 emerging bond markets. It includes the effect of reinvested coupons and is measured in U.S. dollars. Relative to the J.P. Morgan EMBI (Brady), the EMBI Plus is more diversified both geographically and in the instruments it tracts.

[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                                  Advisor Class
                                                                  -------------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                            None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                      None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees(1)                                                0.98%
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses:
       Transfer agent fees and costs                                   --
       Other                                                           --
       Total Other Expenses                                            --
     Total Annual Fund Operating Expenses                              --

-------------------

[(1) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Directors. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

[FUND ACCOUNTING TO PROVIDE INFO AT ANNUAL UPDATE FILING - NOT NOW]

                  1 Year             3 Years         5 Years           10 Years
                  ------             -------         -------           --------
Advisor Class     [$                 $               $                 $

You would pay the following expenses if you did not redeem your shares:

                  1 Year             3 Years         5 Years           10 Years
                  ------             -------         -------           --------
Advisor Class     $                  $               $                 $        ]

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. INVESCO Asset Management Ltd. (the subadvisor), [an affiliate] of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 11 Devonshire Square, London, EC2M 4YR, England. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976, and the subadvisor has acted as an investment adviser since its organization in ___________________. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of ________% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, [all of whom are officers of the subadvisor], are

o Francesco Bertoni, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with INVESCO (NY), Inc. and/or its affiliates since 1998. From 1990 to 1994, he was a Portfolio Manager for the subadvisor. In 1994, he became an Investment Director for the subadvisor.

o Cheng-Hock Lau, Chief Investment Officer for Global Fixed Income and Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with INVESCO (NY), Inc. and/or its affiliates since 1995. He has been Chief Investment Officer for Global Fixed Income and Portfolio Manger for INVESCO (NY), Inc. since October 1996. From July 1995 to October 1996, he was Senior Portfolio Manager for Global/International Fixed Income for INVESCO (NY), Inc. and was employed by Chancellor Capital Management Inc. ("Chancellor Capital"), a predecessor of INVESCO (NY), Inc. From 1993 to 1995, he was Senior Vice President and Senior Portfolio Manager for Fiduciary Trust Company International. He was Vice President at the Bankers Trust Company from 1991 to 1993.

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes any long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                        1998
                                                                     ----------
Net asset value, beginning of period                                 $    17.04
                                                                     ----------
Income from investment operations:
Net investment income (loss)                                              (0.02)
                                                                     ----------
Net gains on securities (both realized and unrealized)                     1.29
                                                                     ----------
Total from investment operations                                           1.27
                                                                     ==========
Distributions from net realized gains                                        --
                                                                     ----------
Net asset value, end of period                                       $    18.31
                                                                     ----------
Total return (a)                                                           7.45%
                                                                     ==========

Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $3,726,029
                                                                     ==========
Ratio of expenses to average net assets (b)                                0.01%
                                                                     ==========
Ratio of net investment income (loss) to average net assets (e)           (0.15)%
                                                                     ==========
Portfolio turnover rate                                                      79%
                                                                     ==========

[(a) Does not deduct sales charges and are not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.

(c)  Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.

(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.

(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for


[ACCT. TO INCLUDE 1998 INFO AT THE ANNUAL UPDATE - NOT NOW]

SHAREHOLDER INFORMATION FOR ADVISOR CLASS SHARES
-------------------------------------------------------------------------------
PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any AIM Fund, your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

There are several ways you can purchase your shares. You can make direct purchases or select from two automatic investment methods.

DIRECT PURCHASES



                                     OPENING AN ACCOUNT                        ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant       Contact your financial consultant.        Same

By Mail                              Must be submitted by your financial       Mail your check and the remittance
                                     consultant.                               slip from your confirmation
                                                                               statement to the transfer agent.
                                                                               A I M Fund Services, Inc., P.O. Box
                                                                               4739
                                                                               Houston, TX  77210-4739

By Wire                              Your financial consultant must mail a     Call the transfer agent to receive a
                                     completed account application to the      reference number.  Then, use the
                                     transfer agent.  You or your financial    wire instructions at left.
                                     consultant may call the transfer agent
                                     at (800) 959-4246 to receive a
                                     reference number.  Then, use the
                                     following wire instructions:

                                     Beneficiary Bank ABA/Routing #:           113000609
                                     Beneficiary Account Number:               00100366807
                                     Beneficiary Account Name:                 A I M Fund Services, Inc.
                                     RFB:                                      Fund Name, Reference #
                                     OBI:                                      Your Name, Account #


By AIM Bank                          Open your account using one of the        Mail completed AIM Bank Connection(sm)
Connection(sm)                       methods described above.                  form to the transfer agent.  Once the
                                                                               transfer agent has received the form,
                                                                               call the transfer agent to place your
                                                                               purchase order.


SPECIAL PLANS

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2)  Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the Program at any time on 60 days' prior written notice.

The distributor and its agents reserve the right at any time to (1) reject or cancel any part of any purchase or exchange order; (2) modify any terms or conditions of purchase of shares of any AIM Fund; or (3) withdraw all or any part of the offering made by this Prospectus.

REDEEMING SHARES

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.


HOW TO REDEEM SHARES
-------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant.         Contact your financial consultant.

By Mail                                 Send a written request to the transfer agent.  Requests must include (1)
                                        original signatures of all registered owners; (2) the name of the AIM
                                        Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below).  The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.

By Telephone                            Call the transfer agent.  You will be allowed to redeem by telephone if
                                        (1) the proceeds are to be mailed to the address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                                        (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have not previously declined the telephone redemption privilege. The transfer agent must receive your call during the hours the NYSE is open for business in order to effect the redemption at that day's closing price.
-------------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)  the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

[IF AN AIM FUND DETERMINES THAT YOU HAVE PROVIDED INCORRECT INFORMATION IN OPENING AN ACCOUNT OR IN THE COURSE OF CONDUCTING SUBSEQUENT TRANSACTIONS, THE AIM FUND MAY, IN ITS DISCRETION, REDEEM THE ACCOUNT AND DISTRIBUTE THE PROCEEDS TO YOU.]

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

o Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

GENERAL INFORMATION
-------------------------------------------------------------------------------

PRICING OF SHARES

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Long-term capital gain distributions are taxable as long-term capital gains when distributed to you, no matter how long you held your shares. Different rates of tax may apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 347-4246

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET:  http://www.aimfunds.com (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

[AIM LOGO]




[AIM EMERGING MARKETS FUND]
                                                                     PROSPECTUS
                                                                  MARCH 1, 1999


AIM Emerging Markets Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

     AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED
 WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO
                   TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND STRATEGIES......................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................3
PERFORMANCE INFORMATION..................................................................................6
         ANNUAL TOTAL RETURNS............................................................................6
         PERFORMANCE TABLE...............................................................................7
FEE TABLE AND EXPENSE EXAMPLE............................................................................8
         FEE TABLE.......................................................................................8
         EXPENSE EXAMPLE.................................................................................9
FUND MANAGEMENT.........................................................................................10
         THE ADVISOR....................................................................................10
         ADVISOR COMPENSATION...........................................................................10
         PORTFOLIO MANAGERS.............................................................................10
OTHER INFORMATION.......................................................................................11
         INITIAL SALES CHARGES FOR CLASS A SHARES.......................................................11
         DIVIDENDS AND DISTRIBUTIONS....................................................................11
FINANCIAL HIGHLIGHTS....................................................................................12
SHAREHOLDER INFORMATION................................................................................A-1
         CHOOSING A SHARE CLASS........................................................................A-1
         PURCHASING SHARES.............................................................................A-4
         REDEEMING SHARES..............................................................................A-6
         EXCHANGING SHARES.............................................................................A-9
         PRICING OF SHARES............................................................................A-11
         TAXES........................................................................................A-11
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE






The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

[The fund's investment objective is to seek growth of capital without regard to income. The fund attempts to meet this objective by investing principally in common stocks of domestic and foreign small and medium-sized growth companies. The fund's investment objective may be changed by the fund's Board of Trustees without shareholder approval.

The fund's portfolio managers focus on companies they believe that are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The fund's portfolio managers usually sell a particular security when those factors reverse.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.]

[The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.]

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the common stocks in which the fund invests. The price of common stock goes up and down in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of small- and medium-sized growth companies, whose prices may go up and down more than common stocks of larger, more-established companies. Because the fund primarily invests in common stocks that have greater price fluctuation, the price of your shares similarly may go up and down. Also, since common stocks of small- and medium-sized growth companies may not be traded as often as common stocks of larger companies, it may be difficult or impossible for the fund to sell securities in the fund at a desired price. As a result, the price of your shares may decline.

The fund also may invest in common stock issued by foreign companies, which have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies and the potential lack of strict controls and standards.

In addition, the prices of common stocks issued by foreign companies may be further affected by other factors, including

o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulation that are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect the services provided to the fund or may affect companies in which the fund may invest, and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS *


Year Ended
December 31,                  Annual Return
-----------                   -------------
1993                             17.29%
1994                              1.30%
1995                             35.45%
1996                             16.27%
1997                             12.92%
1998

The following bar chart shows changes in the performance of the fund's Class A shares from year to year over a 6-year period. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

*The year-to-date return as of ____/_____/_____ (the end of the most recent fiscal quarter) was ____ %.

[BAR CHART TO BE REVISED - LEAVE A BLANK FOR 1998]

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]

During the 6-year period shown in the bar chart, the highest quarterly return was __________% (quarter ended _________) and the lowest quarterly return was _____________% (quarter ended ____________).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.


---------------------------------------------------------------------------------------------------
          Average Annual Total Returns
   (for the periods ending December 31, 1998)
---------------------------------------------------------------------------------------------------
                                                      1 Year         5 Years          10 Years
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
          Average Annual Total Returns
   (for the periods ending December 31, 1998)
---------------------------------------------------------------------------------------------------
                                                      1 Year         5 Years          10 Years
---------------------------------------------------------------------------------------------------
Class A*                                               [ ]%            [ ]%             [ ]%
---------------------------------------------------------------------------------------------------
Class B**                                              [ ]             [ ]              [ ]
---------------------------------------------------------------------------------------------------
MSCI Emerging Markets***                               [ ]             [ ]              [ ]
---------------------------------------------------------------------------------------------------

*    Class A returns are since inception (__ /__ /__ ).
**   Class B returns are since inception (__ /__ /__ ).
***  MSCI Emerging Markets.

[PLEASE REVIEW/REFINE THE ABOVE DESCRIPTION OF MSCI EMERGING MARKETS]

[INFO IN THE ABOVE CHART TO BE UPDATE/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


                                                                 Class A        Class B
                                                                 -------        -------
Shareholder Fees (fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                        4.75%         None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                  None(1)       15.00
Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees 2                                             0.98%         0.98%
     Distribution and/or Service (12b-1) Fees                      0.50          1.00
     Other Expenses:
       Transfer agent fees and costs                               ____          ____
       Other                                                       ____          ____
       Total Other Expenses                                        ____          ____
     Total Annual Fund Operating Expenses                          ____          ____

-------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           [$                 $               $                 $
Class B

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A            $                 $               $                 $
Class B

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment adviser. INVESCO Asset Management Ltd. (the subadvisor), an affiliate of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 11 Devonshire Square, London EC2M 4YR, England. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976, and the subadvisor has acted as an investment adviser since __________. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of ________% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, [all of whom are officers of the subadvisor], are

o Francesco Bertoni, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with INVESCO (NY), Inc. and/or its affiliates since 1998. From 1990 to 1994, he was a Portfolio Manager for the subadvisor. In 1994, he became an Investment Director of the subadvisor.

o Christine Rowley, Portfolio Manager for the INVESCO (NY), Inc., INVESCO GT Asset Management PLC (London) and INVESCO GT Asset Management Asia Ltd. (Hong Kong), has been responsible for the fund since 1997 and has been associated with the INVESCO (NY), Inc. and/or its affiliates since 1992.

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes any long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                           Class A
                                                             --------------------------------------------------------------------
                                                               1998             1997            1996           1995        1994
                                                             -------          -------         -------        -------     -------
Net asset value, beginning of period                         $ xx.xx          $ xx.xx         $ xx.xx        $ xx.xx     $ xx.xx
                                                             -------          -------         -------        -------     -------
Income from investment operations:
  Net investment income (loss)                                 (x.xx)           (x.xx)          (x.xx)         (x.xx)      (x.xx)
                                                             -------          -------         -------        -------     -------
  Net gains on securities (both realized
    and unrealized)                                            (x.xx)           (x.xx)          (x.xx)         (x.xx)      (x.xx)
                                                             -------          -------         -------        -------     -------
   Total from investment operations                            (x.xx)           (x.xx)          (x.xx)         (x.xx)      (x.xx)
                                                             -------          -------         -------        -------     -------
Distributions from net realized gains                          (x.xx)           (x.xx)          (x.xx)         (x.xx)      (x.xx)
                                                             -------          -------         -------        -------     -------
Net asset value, end of period                               $ xx.xx          $ xx.xx         $ xx.xx        $ xx.xx      $xx.xx
                                                             -------          -------         -------        -------     -------
Total return (a)                                               (x.xx)%          (x.xx)%         (x.xx)%        (x.xx)%     (x.xx)%
                                                             -------          -------         -------        -------     -------


Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $xx,xxx          $xx,xxx         $xx,xxx        $xx,xxx     $xx,xxx
                                                             -------          -------         -------        -------     -------
Ratio of expenses to average net assets (b)                     x.xx% (c)(d)     x.xx%           x.xx%          x.xx%       x.xx%
                                                             -------          -------         -------        -------     -------
Ratio of net investment income (loss) to
  average net assets (e)                                       (x.xx)% (c)      (x.xx)%         (x.xx)%        (x.xx)%     (x.xx)%
                                                             -------          -------         -------        -------     -------
Portfolio turnover rate                                           xx%              xx%             xx%            xx%         xx%
                                                             -------          -------         -------        -------     -------

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

[FINANCIAL HIGHLIGHTS BELOW ARE FOR CLASS A AND CLASS B FOR THE YEARS/PERIODS INDICATED - TO BE

REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING-NOT NOW]


                                                                                     Class B
                                                             --------------------------------------------------------------------
                                                               1998            1997            1996           1995        1994
                                                             -------          -------         -------        -------     -------
Net asset value, beginning of period                         $ xx.xx         $ xx.xx        $ xx.xx       $ xx.xx       $ xx.xx
                                                             -------          ------        -------       -------       -------
Income from investment operations:
  Net investment income (loss)                                 (x.xx)          (x.xx)         (x.xx)        (x.xx)        (x.xx)
                                                             -------          ------        -------       -------       -------
  Net gains on securities (both realized
     and unrealized)                                           (x.xx)          (x.xx)         (x.xx)        (x.xx)        (x.xx)
                                                             -------          ------        -------       -------       -------
    Total from investment operations                           (x.xx)          (x.xx)         (x.xx)        (x.xx)        (x.xx)
                                                             -------          ------        -------       -------       -------
Distributions from net realized gains                          (x.xx)          (x.xx)         (x.xx)        (x.xx)        (x.xx)
                                                             -------          ------        -------       -------       -------
Net asset value, end of period                               $ xx.xx         $ xx.xx        $ xx.xx       $ xx.xx        $xx.xx
                                                             -------          ------        -------       -------       -------
Total return (a)                                               (x.xx)%         (x.xx)%        (x.xx)%       (x.xx)%       (x.xx)%
                                                             -------          ------        -------       -------       -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $xx,xxx         $xx,xxx        $xx,xxx       $xx,xxx       $xx,xxx
                                                             -------          ------        -------       -------       -------
Ratio of expenses to average net assets (b)                     x.xx% (c)(d)    x.xx%          x.xx%         x.xx%         x.xx%
                                                             -------          ------        -------       -------       -------
Ratio of net investment income (loss) to
     average net assets (e)                                    (x.xx)% (c)     (x.xx)%        (x.xx)%       (x.xx)%       (x.xx)%
                                                             -------          ------        -------       -------       -------
Portfolio turnover rate                                           xx%             xx%            xx%           xx%           xx%
                                                             -------          ------        -------       -------       -------

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

SHAREHOLDER INFORMATION

Choosing a Share Class

Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                    CLASS B                            CLASS C

o    Initial sales charge  o    No initial sales charge       o    No initial sales charge

o    Reduced or            o    Contingent deferred           o    Contingent deferred
     waived initial             sales charge on                    sales charge on
     sales charge for           redemptions within                 redemptions within
     certain purchases          six years                          one year

o    Lower distribution    o    12b-1 fee of 1.00%            o    12b-1 fee of 1.00%
     and service (12b-1)
     fee than Class B or
     Class C shares
     (See "Fee Table       o    Converts to Class A           o    Does not convert to
     and Expense                shares after eight years           Class A shares
     Example")                  along with a pro rata
                                portion of its reinvested
                                dividends and distributions*

o    Generally more        o    Purchase orders limited        o    Generally more
     appropriate for long-      to amounts less than                appropriate for short-
     term investors             $250,000                            term investors


* If you held Class B shares of AIM Global Trends Fund on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

Initial Sales Charges

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I Initial Sales Charges
--------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

             Less than $   25,000       5.50%               5.82%
$ 25,000 but less than $   50,000       5.25                5.54
$ 50,000 but less than $  100,000       4.75                4.99
$100,000 but less than $  250,000       3.75                3.90
$250,000 but less than $  500,000       3.00                3.09
$500,000 but less than $1,000,000       2.00                2.04


CATEGORY II Initial Sales Charges
---------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

              Less than $   50,000        4.75%            4.99%
$  50,000 but less than $  100,000        4.00             4.17
$ 100,000 but less than $  250,000        3.75             3.90
$ 250,000 but less than $  500,000        2.50             2.56
$ 500,000 but less than $1,000,000        2.00             2.04


CATEGORY III Initial Sales Charges
----------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------


             Less than $ 100,000       1.00%                1.01%
$100,000 but less than $ 250,000       0.75                 0.76
$250,000 but less than $1,000,000      0.50                 0.50


Contingent Deferred Sales Charges for Class A Shares

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

Contingent Deferred Sales Charges for Class B and Class C Shares

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


                                     CLASS B                   CLASS C
                              CDSC AS A PERCENTAGE      CDSC AS A PERCENTAGE
                                OF DOLLAR AMOUNT          OF DOLLAR AMOUNT
  YEAR SINCE PURCHASE MADE      SUBJECT TO CHARGE         SUBJECT TO CHARGE
  ------------------------      -----------------         -----------------

            First                      5%                        1%
           Second                      4%                       None
            Third                      3%                       None
           Fourth                      3%                       None
            Fifth                      2%                       None
            Sixth                      1%                       None
    Seventh and following             None                      None


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Reduced Sales Charges

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

Initial Sales Charge Exceptions

You will not pay initial sales charges

o     on shares purchased by reinvesting dividends and distributions;

o     when exchanging shares among certain AIM Funds;

o     when using the reinstatement privilege; and

o when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

Contingent Deferred Sales Charge (CDSC) Exceptions

You will not pay a CDSC

o     if you redeem Class B shares you held for more than six years;

o     if you redeem Class C shares you held for more than one year;

o if you redeem shares acquired through reinvestment of dividends and distributions; and

o     on increases in the net asset value of your shares.

There may be other situations in which you or other shareholders may be able to purchase or redeem shares at reduced or without sales charges. You should consult the fund's Statement of Additional Information for details regarding these situations.

Purchasing Shares

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


-------------------------------------------------------------------------------------------------------------------------
                                   Type of Account                                        Initial          Additional
                                                                                        Investments       Investments
-------------------------------------------------------------------------------------------------------------------------

Savings Plans (money-purchase/profit sharing plans, 401(k) plans, Simplified            $0 ($25 per          $25
Employee Pension (SEP) accounts, Salary Reduction (SARSEP) accounts, Savings            AIM Fund
Incentive Match Plans for Employee IRA (Simple IRA) accounts, 403(b) or 457             investment
plans)                                                                                  for salary
                                                                                        deferrals
                                                                                        from Savings
                                                                                        Plans)
-------------------------------------------------------------------------------------------------------------------------
Automatic Investment Plans                                                              $50                  $50
-------------------------------------------------------------------------------------------------------------------------
IRA, Education IRA or Roth IRA                                                          $250                 $50
-------------------------------------------------------------------------------------------------------------------------
All other accounts                                                                      $500                 $50
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

There are several ways you can purchase your shares. You can make direct purchases or select from one of three automatic investment methods.

DIRECT PURCHASES


                      Opening An Account                                            Adding to An Account

Through a
Financial
Consultant            Contact your financial consultant.                            Same

By Mail               Mail completed Account                                   Mail your check and the
                      Application and purchase payment to the transfer agent,       remittance slip from
                      A I M Fund Services, Inc., P.O. Box 4739,                     your confirmation statement
                      Houston, TX 77210-4739.                                       to the transfer agent.

By Wire               Mail completed Account                                        Call the transfer agent to
                      Application to the transfer agent.                            receive a reference number.
                      Call the transfer agent at                                    Then, use the wire
                      (800) 959-4246 to receive a reference number.                 instructions at left.
                      Then, use the following wire instructions:

                      Beneficiary Bank ABA/Routing #:113000609
                      Beneficiary Account Number:    00100366807
                      Beneficiary Account Name:      A I M Fund Services, Inc.
                      RFB:                           Fund Name, Reference #
                      OBI:                           Your Name, Account #

By AIM Bank
Connection(sm)        Open your account using one of the methods described          Mail completed AIM Bank
                      above.                                                        Connection(sm) form to the
                                                                                    transfer agent.  Once
                                                                                    the transfer agent has
                                                                                    received the form, call the
                                                                                    transfer agent to place your
                                                                                    purchase.


SPECIAL PLANS

Automatic Investment Plan

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration and in the same class of shares. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the

10th or 25th day of the month in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested at net asset value in certain AIM Funds without paying a sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions
(1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2)   Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

Retirement Plans

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

Redeeming Shares

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES


Through a
Financial Consultant           Contact your financial consultant.

By Mail                        Send a written request to the transfer agent.
                               Requests must include (1) original signatures of all registered owners; (2) the name of the AIM
                               Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.
                               If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan.
                               Contact your employer for details.

By Telephone                   Call the transfer agent. You will be allowed to
                               redeem by telephone if (1) the proceeds are to be
                               mailed to the address on record with us or
                               transferred electronically to a pre-authorized
                               checking account; (2) the address on record with
                               us has not been changed within the last thirty
                               days; (3) you do not hold physical share
                               certificates; (4) you can provide proper
                               identification information; (5) the proceeds of
                               the redemption do not exceed $50,000; and (6) you
                               have not previously declined the telephone
                               redemption privilege. Certain accounts, including
                               retirement accounts and 403(b) plans, may not
                               redeem by telephone. The transfer agent must
                               receive your call during the hours the NYSE is
                               open for business in order to effect the
                               redemption at that day's closing price.


TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Payment for Systematic Withdrawals

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

Redemptions by Check (Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)   the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax- Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year and it may have tax consequences.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

You will not pay a sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
         Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

         (a)  one another;

         (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

         (c)  Class A shares of another AIM Fund, but only if

              (i)  you acquired the original shares before May 1, 1994; or

              (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

         (a)  one another;

         (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

              (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

              (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

         (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o     Shares must have been held for at least one day prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

Pricing of Shares

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:            A I M Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 347-4246

BY E-MAIL:          general@aimfunds.com

ON THE INTERNET: http://www.aimfunds.com (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website (http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.









AIM Emerging Markets Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]
ADVISOR CLASS



[AIM EMERGING MARKETS FUND]
                                                                      PROSPECTUS
                                                                   MARCH 1, 1999


AIM Emerging Markets Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

      AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED
   WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE
                 WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND STRATEGIES......................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................4
PERFORMANCE INFORMATION..................................................................................5
         ANNUAL TOTAL RETURNS............................................................................5
         PERFORMANCE TABLE...............................................................................6
FEE TABLE AND EXPENSE EXAMPLE............................................................................7
         FEE TABLE.......................................................................................7
         EXPENSE EXAMPLE.................................................................................7
FUND MANAGEMENT..........................................................................................9
         THE ADVISOR AND SUBADVISOR......................................................................9
         ADVISOR COMPENSATION............................................................................9
         PORTFOLIO MANAGERS..............................................................................9
OTHER INFORMATION.......................................................................................10
         DIVIDENDS AND DISTRIBUTIONS....................................................................10
FINANCIAL HIGHLIGHTS....................................................................................11
SHAREHOLDER INFORMATION................................................................................A-1
         PURCHASING SHARES.............................................................................A-1
         REDEEMING SHARES..............................................................................A-3
         EXCHANGING SHARES.............................................................................A-5
         PRICING OF SHARES.............................................................................A-6
         TAXES.........................................................................................A-6
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE









The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

[The fund's investment objective is to seek growth of capital without regard to income. The fund attempts to meet this objective by investing principally in common stocks of domestic and foreign small and medium-sized growth companies. The fund's investment objective may be changed by the fund's Board of Trustees without shareholder approval.

The fund's portfolio managers focus on companies they believe that are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The fund's portfolio managers usually sell a particular security when those factors reverse.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.]

[The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.]


PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the common stocks in which the fund invests. The price of common stock goes up and down in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of small- and medium-sized growth companies, whose prices may go up and down more than common stocks of larger, more-established companies. Because the fund primarily invests in common stocks that have greater price fluctuation, the price of your shares similarly may go up and down. Also, since common stocks of small and medium-sized growth companies may not be traded as often as common stocks of larger companies, it may be difficult or impossible for the fund to sell securities in the fund at a desired price. As a result, the price of your shares may decline.

The fund also may invest in common stock issued by foreign companies, which have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies and the potential lack of strict controls and standards.

In addition, the prices of common stocks issued by foreign companies may be further affected by other factors, including

o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulation that are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect the services provided to the fund or may affect companies in which the fund may invest, and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS*

The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year over a 4-year period. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Years Ended December 31         Annual Return
-----------------------         -------------

        1995                       35.45%
        1996                       16.27%
        1997                       12.92%
        1998

* The year-to-date return as of __/__/__ (the end of the most recent fiscal quarter) was ___%.

[BAR CHART TO BE REVISED - LEAVE A BLANK FOR 1998]

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]

During the ____-year period shown in the bar chart, the highest quarterly return was _____%
(quarter ended ____________________) and the lowest quarterly return was _____________% (quarter ended _____________).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.


---------------------------------------------------------------------------------------------------
          Average Annual Total Returns
   (for the periods ending December 31, 1998)

                                                      1 Year         5 Years          10 Years
---------------------------------------------------------------------------------------------------
Advisor Class*                                         [   ]%          [   ]%           [   ]%
---------------------------------------------------------------------------------------------------
MSCI Emerging Markets**                                [   ]           [   ]            [   ]
---------------------------------------------------------------------------------------------------

*    Advisor Class returns are since inception (5/18/92).
**   MSCI Emerging Markets ________________________.

[PLEASE REVIEW/REFINE THE ABOVE DESCRIPTION OF MSCI EMERGING MARKETS]

[INFO IN THE ABOVE CHART TO BE UPDATE/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                              Advisor Class
                                                              -------------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                    None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)             None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees(2)                                       0.98%
     Distribution and/or Service (12b-1) Fees                 None
     Other Expenses:
       Transfer agent fees and costs                          ____
       Other                                                  ____
       Total Other Expenses                                   ____
     Total Annual Fund Operating Expenses                     ____

-------------------
[(1) The investment advisor is currently waiving a portion of its fees. The management fees were x.xx% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Directors. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [$                 $               $                 $        ]

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [$                 $               $                 $        ]

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment adviser. INVESCO Asset Management Ltd. (the subadvisor), an affiliate of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 11 Devonshire Square, London EC2M 4YR, England. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976, and the subadvisor has acted as an investment adviser since ____________. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of ________% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, [all of whom are officers of the subadvisor], are

o Francesco Bertoni, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with INVESCO (NY), Inc. and/or its affiliates since 1998. From 1990 to 1994, he was a Portfolio Manager for the subadvisor. In 1994, he became an Investment Director of the subadvisor.

o Christine Rowley, Portfolio Manager for the INVESCO (NY), Inc., INVESCO GT Asset Management PLC (London) and INVESCO GT Asset Management Asia Ltd. (Hong Kong), has been responsible for the fund since 1997 and has been associated with the INVESCO (NY), Inc. and/or its affiliates since 1992.

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes any long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

[FINANCIAL HIGHLIGHTS BELOW ARE FOR ADVISOR CLASS SHARES FOR THE YEARS/PERIODS INDICATED - TO BE

                                                                                          Advisor Class
                                                               ------------------------------------------------------------------
                                                                 1998             1997          1996          1995         1994
                                                               -------          -------       -------       -------       -------
Net asset value, beginning of period                           $ xx.xx          $ xx.xx       $ xx.xx       $ xx.xx       $ xx.xx
                                                               -------          -------       -------       -------       -------
Income from investment operations:
  Net investment income (loss)                                   (x.xx)           (x.xx)        (x.xx)        (x.xx)        (x.xx)
                                                               -------          -------       -------       -------       -------
  Net gains on securities (both realized and unrealized)         (x.xx)           (x.xx)        (x.xx)        (x.xx)        (x.xx)
                                                               -------          -------       -------       -------       -------
    Total from investment operations                             (x.xx)           (x.xx)        (x.xx)        (x.xx)        (x.xx)
                                                               -------          -------       -------       -------       -------
Distributions from net realized gains                            (x.xx)           (x.xx)        (x.xx)        (x.xx)        (x.xx)
                                                               -------          -------       -------       -------       -------
Net asset value, end of period                                 $ xx.xx          $ xx.xx       $ xx.xx       $ xx.xx       $ xx.xx
                                                               -------          -------       -------       -------       -------
Total Return(a)                                                  (x.xx)%          (x.xx)%       (x.xx)%       (x.xx)%       (x.xx)%
                                                               -------          -------       -------       -------       -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $xx,xxx          $xx,xxx       $xx,xxx       $xx,xxx       $xx,xxx
                                                               -------          -------       -------       -------       -------
Ratio of expenses to average net assets(c)                        x.xx%(c)(d)      x.xx%         x.xx%         x.xx%         x.xx%
                                                               -------          -------       -------       -------       -------
Ratio of net investment income (loss) to average net assets(e)   (x.xx)%(c)       (x.xx)%       (x.xx)%       (x.xx)%       (x.xx)%
                                                               -------          -------       -------       -------       -------
Portfolio turnover rate                                             xx%              xx%           xx%           xx%           xx%
                                                               -------          -------       -------       -------       -------

(a) Does not deduct sales charges and are not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.

(c)  Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.

(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.

(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]

SHAREHOLDER INFORMATION FOR ADVISOR CLASS SHARES
-------------------------------------------------------------------------------
PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any AIM Fund, your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

There are several ways you can purchase your shares. You can make direct purchases or select from two automatic investment methods.

DIRECT PURCHASES



                                     OPENING AN ACCOUNT                        ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant       Contact your financial consultant.        Same

By Mail                              Must be submitted by your financial       Mail your check and the remittance
                                     consultant.                               slip from your confirmation
                                                                               statement to the transfer agent.
                                                                               A I M Fund Services, Inc., P.O. Box
                                                                               4739
                                                                               Houston, TX  77210-4739

By Wire                              Your financial consultant must mail a     Call the transfer agent to receive a
                                     completed account application to the      reference number.  Then, use the
                                     transfer agent.  You or your financial    wire instructions at left.
                                     consultant may call the transfer agent
                                     at (800) 959-4246 to receive a
                                     reference number.  Then, use the
                                     following wire instructions:

                                     Beneficiary Bank ABA/Routing #:           113000609
                                     Beneficiary Account Number:               00100366807
                                     Beneficiary Account Name:                 A I M Fund Services, Inc.
                                     RFB:                                      Fund Name, Reference #
                                     OBI:                                      Your Name, Account #


By AIM Bank                          Open your account using one of the        Mail completed AIM Bank Connection(sm)
Connection(sm)                       methods described above.                  form to the transfer agent.  Once the
                                                                               transfer agent has received the form,
                                                                               call the transfer agent to place your
                                                                               purchase order.


SPECIAL PLANS

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2)  Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the Program at any time on 60 days' prior written notice.

The distributor and its agents reserve the right at any time to (1) reject or cancel any part of any purchase or exchange order; (2) modify any terms or conditions of purchase of shares of any AIM Fund; or (3) withdraw all or any part of the offering made by this Prospectus.

REDEEMING SHARES

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.


HOW TO REDEEM SHARES
-------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant.         Contact your financial consultant.

By Mail                                 Send a written request to the transfer agent.  Requests must include (1)
                                        original signatures of all registered owners; (2) the name of the AIM
                                        Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below).  The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.

By Telephone                            Call the transfer agent.  You will be allowed to redeem by telephone if
                                        (1) the proceeds are to be mailed to the address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                                        (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have not previously declined the telephone redemption privilege. The transfer agent must receive your call during the hours the NYSE is open for business in order to effect the redemption at that day's closing price.
-------------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)  the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

[IF AN AIM FUND DETERMINES THAT YOU HAVE PROVIDED INCORRECT INFORMATION IN OPENING AN ACCOUNT OR IN THE COURSE OF CONDUCTING SUBSEQUENT TRANSACTIONS, THE AIM FUND MAY, IN ITS DISCRETION, REDEEM THE ACCOUNT AND DISTRIBUTE THE PROCEEDS TO YOU.]

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

o Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

GENERAL INFORMATION
-------------------------------------------------------------------------------

PRICING OF SHARES

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Long-term capital gain distributions are taxable as long-term capital gains when distributed to you, no matter how long you held your shares. Different rates of tax may apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:            A I M Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 347-4246

BY E-MAIL:          general@aimfunds.com

ON THE INTERNET:    http://www.aimfunds.com (prospectuses and annual and
                    semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.









AIM Emerging Markets Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO APPEARS HERE]




AIM EMERGING MARKETS DEBT FUND
                                                                      PROSPECTUS
                                                                   MARCH 1, 1999


AIM Emerging Markets Debt Fund primarily seeks high current income and secondarily growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND STRATEGIES....................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND................................4
PERFORMANCE INFORMATION.................................................6
         ANNUAL TOTAL RETURNS...........................................6
         PERFORMANCE TABLE..............................................7
FEE TABLE AND EXPENSE EXAMPLE...........................................8
         FEE TABLE......................................................8
         EXPENSE EXAMPLE................................................8
FUND MANAGEMENT........................................................10
         THE ADVISOR AND SUBADVISOR....................................10
         ADVISOR COMPENSATION..........................................10
         PORTFOLIO MANAGERS............................................10
OTHER INFORMATION......................................................11
         INITIAL SALES CHARGES FOR CLASS A SHARES......................11
         DIVIDENDS AND DISTRIBUTIONS...................................11
FINANCIAL HIGHLIGHTS...................................................12
SHAREHOLDER INFORMATION...............................................A-1
         CHOOSING A SHARE CLASS ......................................A-1
         PURCHASING SHARES............................................A-1
         REDEEMING SHARES.............................................A-3
         EXCHANGING SHARES............................................A-5
         PRICING OF SHARES............................................A-6
         TAXES........................................................A-6
OBTAINING ADDITIONAL INFORMATION..........................BACK COVER PAGE



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVES AND STRATEGIES

The fund's primary investment objective is high current income and its secondary investment objective is growth of capital.

The fund seeks to achieve its objectives by investing all of its assets in the Emerging Markets Debt Portfolio (the portfolio). The portfolio, in turn, normally invests at least 65% of its total assets in debt securities of issuers located in developing or emerging market countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest 100% of its total assets in lower-quality debt securities, i.e., "junk bonds," including securities that are in default. The portfolio will invest in debt securities issued or guaranteed by the governments of developing countries, or their agencies or instrumentalities; securities issued or guaranteed by the central banks of emerging market countries; securities issued by other banks and companies in such countries; and securities denominated in or indexed to the currencies of developing countries.

The portfolio will normally invest substantially all of its assets in debt securities of governmental and corporate issuers in emerging markets. These securities may consist primarily of "Brady Bonds" and other sovereign debt securities. Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly-issued bonds. The portfolio may also invest up to 35% of its total assets in equity securities of issuers in developing countries; equity and debt securities of issuers in developed countries, including the U.S.; and cash and money market instruments.

The portfolio managers allocate assets among securities of issuers in countries and in currency denominations where opportunities for meeting the fund's investment objectives are expected to be the most attractive. The principal determinants of the emphasis given to various country, geographic, and industry sectors within the portfolio are fundamental economic strength, credit quality, and currency and interest rate trends. Further, the portfolio managers select particular issuers based on additional economic criteria such as yield, maturity, issue classification, and quality characteristics. Currency investments are based on economic factors (such as relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status, and economic policies) and on political and technical data. The portfolio managers usually sell a particular security when any of those factors materially changes.

The fund and the portfolio are non-diversified portfolios, which means that with respect to 50% of their assets, they are permitted to invest more than 5% of their assets in the securities of any one issuer. In anticipation of or in response to adverse market conditions or for cash management purposes, the portfolio may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund or the portfolio may not achieve its investment objectives.

The portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the portfolio invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the higher the bond's duration, the more sensitive it is to this risk.

In addition, the prices of securities of foreign issuers may be further affected by other factors including

o Currency exchange rates - The dollar value of the portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the portfolio's investments in emerging markets may be adversely affected by political and social instability and by changes in economic or taxation policies in those countries.

o Regulations - Companies in emerging markets generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about emerging market companies than about U.S. companies.

o Markets - The securities markets of emerging market countries are smaller than U.S. securities markets. As a result, many emerging market securities may be less liquid and more volatile than U.S. securities.

These factors may affect the price of securities issued by foreign companies located in developing or emerging market countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.

Sovereign debt securities of developing country governments are generally lower-quality debt securities. Sovereign debt securities are subject to the additional risk that, under some political, diplomatic, social, or economic circumstances, some developing countries that issue lower-quality debt securities may be unable or unwilling to make principal or interest repayments as they come due.

Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

Because they are non-diversified, the fund and the portfolio may invest in fewer issuers than if they were diversified funds. Thus, the value of the fund's shares may vary more widely, and the portfolio may be subject to greater investment and credit risk, than if the portfolio invested more broadly.

Many software systems are unable to distinguish the year 2000 from the year 1900. The portfolio's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the portfolio or the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the portfolio or the fund or may affect companies in which the portfolio may invest and, therefore, may lower the value of your shares.

An investment in the portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[INFORMATION TO BE PROVIDED BY GARY WENDLER'S GROUP]

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares from year to year over a 5-year period.

                         AIM Emerging Markets Debt Fund

  Years ended
  December 31                                         Return %
  -----------                                         --------
  1994 .............................................    1.30%
  1995 .............................................   35.45%
  1996 .............................................   16.27%
  1997 .............................................   12.92%
  1998 .............................................   _____%


[BAR CHART TO BE REVISED -  DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]


During the 5-year period shown in the bar chart, the highest quarterly return was [__________%] (quarter ended [__________]) and the lowest quarterly return was[__________%] (quarter ended [__________]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.


---------------------------------------------------------------------------------------------------
         Average Annual Total Returns
  (for the periods ending December 31, 1998)
                                                     1 Year          5 Years          10 Years
---------------------------------------------------------------------------------------------------
Class A                                               [ ]%             [ ]%             [ ]%
---------------------------------------------------------------------------------------------------
Class B                                               [ ]%             [ ]%             [ ]%
---------------------------------------------------------------------------------------------------
JP Morgan EMBI (Brady) Index*                         [ ]              [ ]              [ ]
---------------------------------------------------------------------------------------------------


* JP Morgan EMBI (Brady) Index is a market value weighted average of Brady bonds from ten emerging bond markets. It includes the effect of reinvested coupons and is measured in U.S. dollars.


[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


                                                              Class A  Class B  Class C
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                   4.75%    None     None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)             None(1)  15.00    1.00

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees (2)                                      _____%   _____%   _____%
     Distribution and/or Service (12b-1) Fees                 _____    _____    _____
     Other Expenses:
       Transfer agent fees and costs                          _____    _____    _____
       Other                                                  _____    _____    _____
       Total Other Expenses                                   _____    _____    _____
     Total Annual Fund Operating Expenses                     _____    _____    _____


-------------------
[(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]

As a result of 12b-1fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           $                  $               $                 $
Class B
Class C


You would pay the following expenses if you did not redeem your shares:


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           $                  $               $                 $
Class B
Class C

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor of Emerging Markets Debt Portfolio (the portfolio). INVESCO Asset Management Ltd. (the subadvisor), an affiliate of the advisor, is the portfolio's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 11 Devonshire Square, London, EC2M 4YR, England. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976, and the subadvisor has acted as an investment adviser since . Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the portfolio's last fiscal year ended October 31, 1998, the portfolio paid the advisor advisory fees of _____% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the portfolio, all of whom are officers of the subadvisor, are

o John Cleary, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with INVESCO Asset Management Ltd. since December 1998. From 1997 to 1998 he was Manager of a global emerging markets fixed income fund for West Merchant Bank Ltd.

o Craig Munro, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1997. He has been Portfolio Manager for the INVESCO
          (NY), Inc. since August 1997. From 1993 to 1997, he was Vice President and Senior Analyst in the Emerging Markets Group of the Global Fixed income Division of Merrill Lynch Asset Management.

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum of 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information -- Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, monthly.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

[FINANCIAL HIGHLIGHTS BELOW ARE FOR CLASS A AND CLASS B FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]


                                                                                           Class A
                                                                ---------------------------------------------------------
                                                                   1998          1997        1996       1995      1994
                                                                -----------    ---------   ---------  --------- ---------
Net asset value, beginning of period                              $xx.xx        $xx.xx      $xx.xx     $xx.xx    $xx.xx
                                                                -----------    ---------   ---------  --------- ---------
Income from investment operations:
Net investment income (loss)                                      (x.xx)        (x.xx)      (x.xx)     (x.xx)    (x.xx)
                                                                -----------    ---------   ---------  --------- ---------
Net gains on securities (both realized and unrealized)            (x.xx)        (x.xx)      (x.xx)     (x.xx)    (x.xx)
                                                                -----------    ---------   ---------  --------- ---------
Total from investment operations                                  (x.xx)        (x.xx)      (x.xx)     (x.xx)    (x.xx)
                                                                -----------    ---------   ---------  --------- ---------
Distributions from net realized gains                             (x.xx)        (x.xx)      (x.xx)     (x.xx)    (x.xx)
                                                                -----------    ---------   ---------  --------- ---------
Net asset value, end of period                                    $xx.xx        $xx.xx      $xx.xx     $xx.xx    $xx.xx
                                                                -----------    ---------   ---------  --------- ---------
Total return (a)                                                 (x.xx)%       (x.xx)%      (x.xx)%    (x.xx)%   (x.xx)%
                                                                -----------    ---------   ---------  --------- ---------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $xx,xxx       $xx,xxx      $xx,xxx    $xx,xxx   $xx,xxx
                                                                -----------    ---------   ---------  --------- ---------
Ratio of expenses to average net assets (b)                      x.xx% (c)(d)     x.xx%        x.xx%      x.xx%     x.xx%
                                                                -----------    ---------   ---------  --------- ---------
Ratio of net investment income (loss) to average net assets (e) (x.xx)% (c)     (x.xx)%      (x.xx)%    (x.xx)%   (x.xx)%
                                                                -----------    ---------   ---------  --------- ---------
Portfolio turnover rate                                            xx%           xx%          xx%        xx%       xx%
                                                                -----------    ---------   ---------  --------- ---------



(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

                                                                                                      Class B
                                                                          ----------------------------------------------------------
                                                                              1998          1997        1996        1995      1994
                                                                          -----------    ---------   ---------   ---------  --------
Net asset value, beginning of period                                         $xx.xx        $xx.xx      $xx.xx      $xx.xx    $xx.xx
                                                                          -----------    ---------   ---------   ---------  --------
Income from investment operations:
Net investment income (loss)                                                 (x.xx)        (x.xx)      (x.xx)      (x.xx)    (x.xx)
                                                                          -----------    ---------   ---------   ---------  --------
Net gains on securities (both realized and unrealized)                       (x.xx)        (x.xx)      (x.xx)      (x.xx)    (x.xx)
                                                                          -----------    ---------   ---------   ---------  --------
Total from investment operations                                             (x.xx)        (x.xx)      (x.xx)      (x.xx)    (x.xx)
                                                                          -----------    ---------   ---------   ---------  --------
Distributions from net realized gains                                        (x.xx)        (x.xx)      (x.xx)      (x.xx)    (x.xx)
                                                                          -----------    ---------   ---------   ---------  --------
Net asset value, end of period                                               $xx.xx        $xx.xx      $xx.xx      $xx.xx    $xx.xx
                                                                          -----------    ---------   ---------   ---------  --------
Total return (a)                                                             (x.xx)%      (x.xx)%     (x.xx)%      (x.xx)%   (x.xx)%
                                                                          -----------    ---------   ---------   ---------  --------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                                     $xx,xxx      $xx,xxx     $xx,xxx      $xx,xxx   $xx,xxx
                                                                          -----------    ---------   ---------   ---------  --------
Ratio of expenses to average net assets (b)                               x.xx% (c)(d)     x.xx%       x.xx%        x.xx%    x.xx%
                                                                          -----------    ---------   ---------   ---------  --------
Ratio of net investment income (loss) to average net assets (e)            (x.xx)% (c)    (x.xx)%     (x.xx)%      (x.xx)%   (x.xx)%
                                                                          -----------    ---------   ---------   ---------  --------
Portfolio turnover rate                                                        xx%          xx%         xx%          xx%      xx%
                                                                          -----------    ---------   ---------   ---------  --------


(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

SHAREHOLDER INFORMATION

Choosing a Share Class

Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                    CLASS B                            CLASS C

o    Initial sales charge  o    No initial sales charge       o    No initial sales charge

o    Reduced or            o    Contingent deferred           o    Contingent deferred
     waived initial             sales charge on                    sales charge on
     sales charge for           redemptions within                 redemptions within
     certain purchases          six years                          one year

o    Lower distribution    o    12b-1 fee of 1.00%            o    12b-1 fee of 1.00%
     and service (12b-1)
     fee than Class B or
     Class C shares
     (See "Fee Table       o    Converts to Class A           o    Does not convert to
     and Expense                shares after eight years           Class A shares
     Example")                  along with a pro rata
                                portion of its reinvested
                                dividends and distributions*

o    Generally more        o    Purchase orders limited        o    Generally more
     appropriate for long-      to amounts less than                appropriate for short-
     term investors             $250,000                            term investors


* If you held Class B shares of AIM Global Trends Fund on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

Initial Sales Charges

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I Initial Sales Charges
--------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

             Less than $   25,000       5.50%               5.82%
$ 25,000 but less than $   50,000       5.25                5.54
$ 50,000 but less than $  100,000       4.75                4.99
$100,000 but less than $  250,000       3.75                3.90
$250,000 but less than $  500,000       3.00                3.09
$500,000 but less than $1,000,000       2.00                2.04


CATEGORY II Initial Sales Charges
---------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

              Less than $   50,000        4.75%            4.99%
$  50,000 but less than $  100,000        4.00             4.17
$ 100,000 but less than $  250,000        3.75             3.90
$ 250,000 but less than $  500,000        2.50             2.56
$ 500,000 but less than $1,000,000        2.00             2.04


CATEGORY III Initial Sales Charges
----------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------


             Less than $ 100,000       1.00%                1.01%
$100,000 but less than $ 250,000       0.75                 0.76
$250,000 but less than $1,000,000      0.50                 0.50


Contingent Deferred Sales Charges for Class A Shares

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

Contingent Deferred Sales Charges for Class B and Class C Shares

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


                                     CLASS B                   CLASS C
                              CDSC AS A PERCENTAGE      CDSC AS A PERCENTAGE
                                OF DOLLAR AMOUNT          OF DOLLAR AMOUNT
  YEAR SINCE PURCHASE MADE      SUBJECT TO CHARGE         SUBJECT TO CHARGE
  ------------------------      -----------------         -----------------

            First                      5%                        1%
           Second                      4%                       None
            Third                      3%                       None
           Fourth                      3%                       None
            Fifth                      2%                       None
            Sixth                      1%                       None
    Seventh and following             None                      None


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Reduced Sales Charges

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

Initial Sales Charge Exceptions

You will not pay initial sales charges

o     on shares purchased by reinvesting dividends and distributions;

o     when exchanging shares among certain AIM Funds;

o     when using the reinstatement privilege; and

o when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

Contingent Deferred Sales Charge (CDSC) Exceptions

You will not pay a CDSC

o     if you redeem Class B shares you held for more than six years;

o     if you redeem Class C shares you held for more than one year;

o if you redeem shares acquired through reinvestment of dividends and distributions; and

o     on increases in the net asset value of your shares.

There may be other situations in which you or other shareholders may be able to purchase or redeem shares at reduced or without sales charges. You should consult the fund's Statement of Additional Information for details regarding these situations.

Purchasing Shares

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


-------------------------------------------------------------------------------------------------------------------------
                                   Type of Account                                        Initial          Additional
                                                                                        Investments       Investments
-------------------------------------------------------------------------------------------------------------------------

Savings Plans (money-purchase/profit sharing plans, 401(k) plans, Simplified            $0 ($25 per          $25
Employee Pension (SEP) accounts, Salary Reduction (SARSEP) accounts, Savings            AIM Fund
Incentive Match Plans for Employee IRA (Simple IRA) accounts, 403(b) or 457             investment
plans)                                                                                  for salary
                                                                                        deferrals
                                                                                        from Savings
                                                                                        Plans)
-------------------------------------------------------------------------------------------------------------------------
Automatic Investment Plans                                                              $50                  $50
-------------------------------------------------------------------------------------------------------------------------
IRA, Education IRA or Roth IRA                                                          $250                 $50
-------------------------------------------------------------------------------------------------------------------------
All other accounts                                                                      $500                 $50
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

There are several ways you can purchase your shares. You can make direct purchases or select from one of three automatic investment methods.

DIRECT PURCHASES


                      Opening An Account                                            Adding to An Account

Through a
Financial
Consultant            Contact your financial consultant.                            Same

By Mail               Mail completed Account                                   Mail your check and the
                      Application and purchase payment to the transfer agent,       remittance slip from
                      A I M Fund Services, Inc., P.O. Box 4739,                     your confirmation statement
                      Houston, TX 77210-4739.                                       to the transfer agent.

By Wire               Mail completed Account                                        Call the transfer agent to
                      Application to the transfer agent.                            receive a reference number.
                      Call the transfer agent at                                    Then, use the wire
                      (800) 959-4246 to receive a reference number.                 instructions at left.
                      Then, use the following wire instructions:

                      Beneficiary Bank ABA/Routing #:113000609
                      Beneficiary Account Number:    00100366807
                      Beneficiary Account Name:      A I M Fund Services, Inc.
                      RFB:                           Fund Name, Reference #
                      OBI:                           Your Name, Account #

By AIM Bank
Connection(sm)        Open your account using one of the methods described          Mail completed AIM Bank
                      above.                                                        Connection(sm) form to the
                                                                                    transfer agent.  Once
                                                                                    the transfer agent has
                                                                                    received the form, call the
                                                                                    transfer agent to place your
                                                                                    purchase.


SPECIAL PLANS

Automatic Investment Plan

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration and in the same class of shares. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the

10th or 25th day of the month in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested at net asset value in certain AIM Funds without paying a sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions
(1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2)   Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

Retirement Plans

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

Redeeming Shares

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES


Through a
Financial Consultant           Contact your financial consultant.

By Mail                        Send a written request to the transfer agent.
                               Requests must include (1) original signatures of all registered owners; (2) the name of the AIM
                               Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.
                               If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan.
                               Contact your employer for details.

By Telephone                   Call the transfer agent. You will be allowed to
                               redeem by telephone if (1) the proceeds are to be
                               mailed to the address on record with us or
                               transferred electronically to a pre-authorized
                               checking account; (2) the address on record with
                               us has not been changed within the last thirty
                               days; (3) you do not hold physical share
                               certificates; (4) you can provide proper
                               identification information; (5) the proceeds of
                               the redemption do not exceed $50,000; and (6) you
                               have not previously declined the telephone
                               redemption privilege. Certain accounts, including
                               retirement accounts and 403(b) plans, may not
                               redeem by telephone. The transfer agent must
                               receive your call during the hours the NYSE is
                               open for business in order to effect the
                               redemption at that day's closing price.


TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Payment for Systematic Withdrawals

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

Redemptions by Check (Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)   the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax- Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year and it may have tax consequences.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

You will not pay a sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
         Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

         (a)  one another;

         (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

         (c)  Class A shares of another AIM Fund, but only if

              (i)  you acquired the original shares before May 1, 1994; or

              (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

         (a)  one another;

         (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

              (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

              (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

         (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o     Shares must have been held for at least one day prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

Pricing of Shares

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 347-4246

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET:  http://www.aimfunds.com (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.



AIM Emerging Markets Debt Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]
ADVISOR CLASS



AIM EMERGING MARKETS DEBT FUND

                                                                   PROSPECTUS
                                                                   MARCH 1, 1999


AIM Emerging Markets Debt Fund primarily seeks high current income and secondarily growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION
   HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU
                        OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND STRATEGIES..........................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND......................................3
PERFORMANCE INFORMATION.......................................................5
         ANNUAL TOTAL RETURNS.................................................5
         PERFORMANCE TABLE....................................................5
FEE TABLE AND EXPENSE EXAMPLE.................................................6
         FEE TABLE............................................................6
         EXPENSE EXAMPLE......................................................6
FUND MANAGEMENT...............................................................7
         THE ADVISOR .........................................................7
         ADVISOR COMPENSATION.................................................7
         PORTFOLIO MANAGERS...................................................7
OTHER INFORMATION.............................................................8
         DIVIDENDS AND DISTRIBUTIONS..........................................8
FINANCIAL HIGHLIGHTS..........................................................9
SHAREHOLDER INFORMATION.....................................................A-1
         PURCHASING SHARES..................................................A-1
         REDEEMING SHARES...................................................A-3
         EXCHANGING SHARES..................................................A-5
         PRICING OF SHARES..................................................A-6
         TAXES..............................................................A-6
OBTAINING ADDITIONAL INFORMATION................................BACK COVER PAGE




The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVES AND STRATEGIES

The fund's primary investment objective is high current income and its secondary investment objective is growth of capital.

The fund seeks to achieve its objectives by investing all of its assets in the Emerging Markets Debt Portfolio (the portfolio). The portfolio, in turn, normally invests at least 65% of its total assets in debt securities of issuers located in developing or emerging market countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest 100% of its total assets in lower-quality debt securities, i.e., "junk bonds," including securities that are in default. The portfolio will invest in debt securities issued or guaranteed by the governments of developing countries, or their agencies or instrumentalities; securities issued or guaranteed by the central banks of emerging market countries; securities issued by other banks and companies in such countries; and securities denominated in or indexed to the currencies of developing countries.

The portfolio will normally invest substantially all of its assets in debt securities of governmental and corporate issuers in emerging markets. These securities may consist primarily of "Brady Bonds" and other sovereign debt securities. Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly-issued bonds. The portfolio may also invest up to 35% of its total assets in equity securities of issuers in developing countries; equity and debt securities of issuers in developed countries, including the U.S.; and cash and money market instruments.

The portfolio managers allocate assets among securities of issuers in countries and in currency denominations where opportunities for meeting the fund's investment objectives are expected to be the most attractive. The principal determinants of the emphasis given to various country, geographic, and industry sectors within the portfolio are fundamental economic strength, credit quality, and currency and interest rate trends. Further, the portfolio managers select particular issuers based on additional economic criteria such as yield, maturity, issue classification, and quality characteristics. Currency investments are based on economic factors (such as relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status, and economic policies) and on political and technical data. The portfolio managers usually sell a particular security when any of those factors materially changes.

The fund and the portfolio are non-diversified portfolios, which means that with respect to 50% of their assets, they are permitted to invest more than 5% of their assets in the securities of any one issuer. In anticipation of or in response to adverse market conditions or for cash management purposes, the portfolio may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund or the portfolio may not achieve its investment objectives.

The portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the portfolio does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the portfolio invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the higher the bond's duration, the more sensitive it is to this risk.

In addition, the prices of securities of foreign issuers may be further affected by other factors including

o Currency exchange rates - The dollar value of the portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the portfolio's investments in emerging markets may be adversely affected by political and social instability and by changes in economic or taxation policies in those countries.

o Regulations - Companies in emerging markets generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about emerging market companies than about U.S. companies.

o Markets - The securities markets of emerging market countries are smaller than U.S. securities markets.

As a result, many emerging market securities may be less liquid and more volatile than U.S. securities. These factors may affect the price of securities issued by foreign companies located in developing or emerging market countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.

Sovereign debt securities of developing country governments are generally lower-quality debt securities. Sovereign debt securities are subject to the additional risk that, under some political, diplomatic, social, or economic circumstances, some developing countries that issue lower-quality debt securities may be unable or unwilling to make principal or interest repayments as they come due.

Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

Because they are non-diversified, the fund and the portfolio may invest in fewer issuers than if they were diversified funds. Thus, the value of the fund's shares may vary more widely, and the portfolio may be subject to greater investment and credit risk, than if the portfolio invested more broadly.

Many software systems are unable to distinguish the year 2000 from the year 1900. The portfolio's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the portfolio or the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the portfolio or the fund or may affect companies in which the portfolio may invest and, therefore, may lower the value of your shares.

An investment in the portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[INFORMATION TO BE PROVIDED BY GARY WENDLER'S GROUP]
PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares from year to year over a 4-year period.

[BAR CHART TO BE REVISED - DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]

     Years Ended
     December 31                         Annual Return
     -----------                         -------------
        1995                                  35.45%
        1996                                  16.27%
        1997                                  12.92%
        1998                                       %


[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]


During the 4-year period shown in the bar chart, the highest quarterly return was [____%] (quarter ended [____]) and the lowest quarterly return was[____%] (quarter ended [____]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.

---------------------------------------------------------------------------------------------------
         Average Annual Total Returns
  (for the periods ending December 31, 1998)

                                                     1 Year          5 Years          10 Years
---------------------------------------------------------------------------------------------------
Advisor Class*                                        [ ]%             [ ]%             [ ]%
---------------------------------------------------------------------------------------------------
J.P. Morgan EMBI (Brady) Index**                      [ ]              [ ]              [ ]
---------------------------------------------------------------------------------------------------

*    Advisor Class returns are since inception (6/1/95).
** J.P. Morgan EMBI (Brady) Index is a market value weighted average of Brady bonds from ten emerging bond markets. It includes the effect of reinvested coupons and is measured in U.S. dollars.

[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                                  Advisor Class
                                                                  -------------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                            None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                      None
Annual Fund Operating Expenses (expenses that are
     deducted from fund assets)

     Management Fees(1)                                                0.90%
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses:
       Transfer agent fees and costs                                   ---
       Total Other Expenses                                            ---
     Total Annual Fund Operating Expenses                              ---

-------------------
[(1) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [ $                $               $                 $

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class      $                 $               $                 $

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor of Emerging Markets Debt Portfolio (the portfolio). INVESCO Asset Management Ltd. (the subadvisor), an affiliate of the advisor, is the portfolio's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 11 Devonshire Square, London, EC2M 4YR, England. The advisors supervise all aspects of the portfolio's operations and provide investment advisory services to the portfolio, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the portfolio.

The advisor has acted as an investment adviser since its organization in 1976, and the subadvisor has acted as an investment adviser since its organization in _________. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the portfolio, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the portfolio's last fiscal year ended October 31, 1998, the portfolio paid the advisor advisory fees of ________% of the portfolio's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the portfolio, all of whom are officers of the subadvisor, are

o John Cleary, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with INVESCO Asset Management Ltd. since December 1998. From 1997 to 1998 he was Manager of a global markets fixed income fund for West Merchant Bank Ltd.

o Craig Munro, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1997. He has been Portfolio Manager for the INVESCO (NY), Inc. since August 1997. From 1993 to 1997, he was Vice President and Senior Analyst in the Emerging Markets Group of the Global Fixed income Division of Merrill Lynch Asset Management.

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, monthly.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                    Advisor Class
                                                                ------------------------------------------------------
                                                                                                        June 1, 1995
                                                                                                             to
                                                                 1998            1997         1996     October 1, 1995
                                                                -------         -------      -------   ---------------
Net asset value, beginning of period                            $ xx.xx         $ xx.xx      $ xx.xx      $ xx.xx
                                                                -------         -------      -------      -------
Income from investment operations:
  Net investment income (loss)                                    (x.xx)          (x.xx)       (x.xx)       (x.xx)
                                                                -------         -------      -------      -------
  Net gains on securities (both realized and unrealized)          (x.xx)          (x.xx)       (x.xx)       (x.xx)
                                                                -------         -------      -------      -------
    Total from investment operations                              (x.xx)          (x.xx)       (x.xx)       (x.xx)
                                                                -------         -------      -------      -------
Distributions from net realized gains                             (x.xx)          (x.xx)       (x.xx)       (x.xx)
                                                                -------         -------      -------      -------
Net asset value, end of period                                  $ xx.xx         $ xx.xx      $ xx.xx      $ xx.xx
                                                                -------         -------      -------      -------
Total return(a)                                                   (x.xx)%         (x.xx)%      (x.xx)%      (x.xx)%
                                                                -------         -------      -------      -------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $xx,xxx         $xx,xxx      $xx,xxx      $xx,xxx
                                                                -------         -------      -------      -------
Ratio of expenses to average net assets(b)                         x.xx% (c)(d)    x.xx%        x.xx%        x.xx%
                                                                -------         -------      -------      -------
Ratio of net investment income (loss) to average net assets(e)    (x.xx)%(c)      (x.xx)%      (x.xx)%      (x.xx)%
                                                                -------         -------      -------      -------
Portfolio turnover rate                                              xx%             xx%          xx%          xx%
                                                                -------         -------      -------      -------

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX. (X.XX)% for 1998-1994.


[FINANCIAL HIGHLIGHTS BELOW ARE FOR ADVISOR CLASS FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]

SHAREHOLDER INFORMATION FOR ADVISOR CLASS SHARES
-------------------------------------------------------------------------------
PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any AIM Fund, your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

There are several ways you can purchase your shares. You can make direct purchases or select from two automatic investment methods.

DIRECT PURCHASES



                                     OPENING AN ACCOUNT                        ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant       Contact your financial consultant.        Same

By Mail                              Must be submitted by your financial       Mail your check and the remittance
                                     consultant.                               slip from your confirmation
                                                                               statement to the transfer agent.
                                                                               A I M Fund Services, Inc., P.O. Box
                                                                               4739
                                                                               Houston, TX  77210-4739

By Wire                              Your financial consultant must mail a     Call the transfer agent to receive a
                                     completed account application to the      reference number.  Then, use the
                                     transfer agent.  You or your financial    wire instructions at left.
                                     consultant may call the transfer agent
                                     at (800) 959-4246 to receive a
                                     reference number.  Then, use the
                                     following wire instructions:

                                     Beneficiary Bank ABA/Routing #:           113000609
                                     Beneficiary Account Number:               00100366807
                                     Beneficiary Account Name:                 A I M Fund Services, Inc.
                                     RFB:                                      Fund Name, Reference #
                                     OBI:                                      Your Name, Account #


By AIM Bank                          Open your account using one of the        Mail completed AIM Bank Connection(sm)
Connection(sm)                       methods described above.                  form to the transfer agent.  Once the
                                                                               transfer agent has received the form,
                                                                               call the transfer agent to place your
                                                                               purchase order.


SPECIAL PLANS

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2)  Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the Program at any time on 60 days' prior written notice.

The distributor and its agents reserve the right at any time to (1) reject or cancel any part of any purchase or exchange order; (2) modify any terms or conditions of purchase of shares of any AIM Fund; or (3) withdraw all or any part of the offering made by this Prospectus.

REDEEMING SHARES

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.


HOW TO REDEEM SHARES
-------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant.         Contact your financial consultant.

By Mail                                 Send a written request to the transfer agent.  Requests must include (1)
                                        original signatures of all registered owners; (2) the name of the AIM
                                        Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below).  The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.

By Telephone                            Call the transfer agent.  You will be allowed to redeem by telephone if
                                        (1) the proceeds are to be mailed to the address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                                        (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have not previously declined the telephone redemption privilege. The transfer agent must receive your call during the hours the NYSE is open for business in order to effect the redemption at that day's closing price.
-------------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)  the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

[IF AN AIM FUND DETERMINES THAT YOU HAVE PROVIDED INCORRECT INFORMATION IN OPENING AN ACCOUNT OR IN THE COURSE OF CONDUCTING SUBSEQUENT TRANSACTIONS, THE AIM FUND MAY, IN ITS DISCRETION, REDEEM THE ACCOUNT AND DISTRIBUTE THE PROCEEDS TO YOU.]

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

o Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

GENERAL INFORMATION
-------------------------------------------------------------------------------

PRICING OF SHARES

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Long-term capital gain distributions are taxable as long-term capital gains when distributed to you, no matter how long you held your shares. Different rates of tax may apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 347-4246

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET: http://www.aimfunds.com (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.






AIM Emerging Markets Debt Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO APPEARS HERE]




AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                                                                   PROSPECTUS
                                                                   MARCH 1, 1999


AIM Global Consumer Products and Services Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION
   HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU
                        OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND STRATEGIES......................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................3
PERFORMANCE INFORMATION..................................................................................6
         ANNUAL TOTAL RETURNS............................................................................6
         PERFORMANCE TABLE...............................................................................7
FEE TABLE AND EXPENSE EXAMPLE............................................................................8
         FEE TABLE.......................................................................................8
         EXPENSE EXAMPLE.................................................................................9
FUND MANAGEMENT.........................................................................................10
         THE ADVISOR....................................................................................10
         ADVISOR COMPENSATION...........................................................................10
         PORTFOLIO MANAGERS.............................................................................10
OTHER INFORMATION.......................................................................................11
         INITIAL SALES CHARGES FOR CLASS A SHARES.......................................................11
         DIVIDENDS AND DISTRIBUTIONS....................................................................11
FINANCIAL HIGHLIGHTS....................................................................................12
SHAREHOLDER INFORMATION................................................................................A-1
         CHOOSING A SHARE CLASS........................................................................A-1
         PURCHASING SHARES.............................................................................A-4
         REDEEMING SHARES..............................................................................A-6
         EXCHANGING SHARES.............................................................................A-9
         PRICING OF SHARES............................................................................A-11
         TAXES........................................................................................A-11
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE

















The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing all of its assets in the Global Consumer Products and Services Portfolio (the portfolio), that in turn normally invests at least 65% of its total assets in common and preferred stocks, and warrants to acquire such securities, of domestic and foreign consumer products and services companies. The portfolio considers a "consumer products or services" company to be one that (i) derives at least 50% of either its revenues or earnings from activities related to consumer products, or (ii) devotes at least 50% of its assets to such activities, based on the company's most recent fiscal year. Such companies include those that manufacture, market, retail, or distribute consumer products (such as homes, automobiles, appliances, computers, household goods, food, and apparel) and goods and services related to entertainment, publishing, sports, and media (such as television broadcasts, motion pictures, theme parks, restaurants, and lodging) or supply goods and services to such companies (such as advertising, textile, and shipping companies).

The portfolio may invest up to 35% of its assets in debt securities of domestic and foreign consumer products and services companies and/or equity and debt securities of companies outside the consumer products or services industry, which, in the opinion of the portfolio manager, stand to benefit from development in such industries. The portfolio will normally invest in the securities of issuers located in at least three countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the portfolio will not invest more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The portfolio may invest up to 20% of its total assets in high-yield debt securities rated below investment grade, i.e., "junk bonds."

The portfolio managers allocate the portfolio's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the portfolio's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers usually sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the portfolio may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund or the portfolio may not achieve its investment objective.

The portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the portfolio does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the common stocks in which the portfolio invests. The price of common stock rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting the consumer products and services industry, such as government regulation, demographic shifts, and intense competition. These factors may, among other things, affect the demand for and success of certain consumer products and services. Because the portfolio focuses its investments in the consumer products and services industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

In addition, the prices of securities of foreign issuers may be further affected by other factors, including

o Currency exchange rates - The dollar value of the portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the portfolio's foreign investments may be adversely affected by political and economic conditions in foreign countries and by changes in economic or tax policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

[Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.]

Many software systems are unable to distinguish the year 2000 from the year 1900. The portfolio's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the portfolio or the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the portfolio or the fund or may affect companies in which the portfolio may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares from year to year over a 5-year period. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

  Year Ended
  December 31                                        Return %
  -----------                                        --------
  1995 .............................................  35.37%
  1996 .............................................  38.30%
  1997 .............................................  17.55%
  1998 .............................................

During the 5-year period shown in the bar chart, the highest quarterly return was [ ]% (quarter ended [ ]) and the lowest quarterly return was [ ]% (quarter ended [ ]).

[BAR CHART TO BE REVISED - DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.

---------------------------------------------------------------------------------------------------

                  Average Annual
                   Total Returns
    (for the periods ending December 31, 1998)
                                                       1 Year        5 Years          10 Years
---------------------------------------------------------------------------------------------------

Class A*                                                [ ]%           [ ]%             [ ]%
---------------------------------------------------------------------------------------------------

Class B**                                               [ ]            [ ]              [ ]
---------------------------------------------------------------------------------------------------

Class C                                                 [ ]             [ ]             [ ]
---------------------------------------------------------------------------------------------------

MSCI World Index***                                     [ ]            [ ]              [ ]
---------------------------------------------------------------------------------------------------


*    Class A returns are since inception (12/30/94).
**   Class B returns are since inception (12/30/94)
*** The Morgan Stanley Capital International World Index measures performance for twenty-two developed country global stock markets. The index is capitalization weighted. Companies included in the index replicated the industry composition of each local market and, in addition, represent a sampling of large, medium and small capitalization companies from each local market taking into account the stocks liquidity.

[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                              Class A  Class B  Class C
                                                              -------  -------  -------
Shareholder Fees (fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                   4.75%     None         None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)             None(1)    5.00         1.00
Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees(2)                                       0.98%      0.98%          --%
     Distribution and/or Service (12b-1) Fees                 0.50       1.00           --
     Other Expenses:
       Transfer agent fees and costs                           --         --            --
       Other                                                   --         --            --
       Total Other Expenses                                    --         --            --
     Total Annual Fund Operating Expenses                      --         --            --

-------------------
[(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           [$                 $               $                 $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A  $                  $               $                 $
Class B
Class C                                                                         ]

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment adviser of Global Consumer Products and Services Portfolio (the Portfolio) and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provide investment advisory services to the portfolio, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the portfolio.

The advisor has acted as an investment adviser since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the portfolio, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the portfolio's last fiscal year ended October 31, 1997, the portfolio paid the advisor advisory fees of % of the portfolio's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the portfolio, is

o Derek H. Webb, Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992. He has been Head of the Theme Funds for the INVESCO (NY), Inc. since 1997. From 1992 to 1994, he was an analyst for the INVESCO (NY), Inc.

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information -- Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

[FINANCIAL HIGHLIGHTS BELOW ARE FOR CLASS A AND CLASS B FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]




                                                                                                    Class A
                                                                          ---------------------------------------------------------
                                                                                                                      Dec. 31, 1994
                                                                                                                           to
                                                                            1998          1997           1996         Oct. 31, 1995
                                                                          ---------     ---------      ---------     --------------

Net asset value, beginning of period                                       $xx.xx        $xx.xx         $xx.xx          $xx.xx
Income from investment operations:
Net investment income (loss)                                               (x.xx)        (x.xx)         (x.xx)          (x.xx)
Net gains on securities (both realized and unrealized)                     (x.xx)        (x.xx)         (x.xx)          (x.xx)
Total from investment operations                                           (x.xx)        (x.xx)         (x.xx)          (x.xx)
Distributions from net realized gains                                      (x.xx)        (x.xx)         (x.xx)          (x.xx)
Net asset value, end of period                                             $xx.xx        $xx.xx         $xx.xx          $xx.xx
Total return (a)                                                           (x.xx)%      (x.xx)%        (x.xx)%          (x.xx)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)                                   $xx,xxx      $xx,xxx        $xx,xxx          $xx,xxx
Ratio of expenses to average net assets (b)                             x.xx% (c)(d)     x.xx%          x.xx%            x.xx%
Ratio of net investment income (loss) to average net assets (e)          (x.xx)% (c)    (x.xx)%        (x.xx)%          (x.xx)%
Portfolio turnover rate                                                      xx%          xx%            xx%              xx%

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c)  Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

                                                                                        Class B
                                                               -------------------------------------------------------
                                                                                                        Dec. 31, 1994
                                                                                                              to
                                                                  1998             1997          1996    Oct. 31, 1995
                                                               ---------         ---------    ---------  -------------

Net asset value, beginning of period                           $   xx.xx          $  xx.xx    $   xx.xx    $   xx.xx
                                                               ---------         ---------    ---------    ---------
Income from investment operations:
Net investment income (loss)                                       (x.xx)            (x.xx)       (x.xx)       (x.xx)
                                                               ---------         ---------    ---------    ---------
Net gains on securities (both realized and unrealized)             (x.xx)            (x.xx)       (x.xx)       (x.xx)
                                                               ---------         ---------    ---------    ---------
Total from investment operations                                   (x.xx)            (x.xx)       (x.xx)       (x.xx)
                                                               =========         =========    =========    =========
Distributions from net realized gains                              (x.xx)            (x.xx)       (x.xx)       (x.xx)
                                                               ---------         ---------    ---------    ---------
Net asset value, end of period                                 $   xx.xx          $  xx.xx    $   xx.xx    $   xx.xx
                                                               ---------         ---------    ---------    ---------
Total return (a)                                                   (x.xx)%           (x.xx)%      (x.xx)%      (x.xx)%
                                                               =========         =========    =========    =========

Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  xx,xxx          $ xx,xxx    $  xx,xxx    $  xx,xxx
                                                               =========         =========    =========    =========
Ratio of expenses to average net assets (b)                         x.xx% (c)(d)      x.xx%        x.xx%        x.xx%
                                                               =========         =========    =========    =========
Ratio of net investment income (loss) to average net assets (e)    (x.xx)%(c)        (x.xx)%      (x.xx)%      (x.xx)%
                                                               =========         =========    =========    =========
Portfolio turnover rate                                               xx%               xx%          xx%          xx%
                                                               =========         =========    =========    =========

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, .XX%, and X.XX% for 1998-1994.
(c)  Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

SHAREHOLDER INFORMATION

Choosing a Share Class

Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                    CLASS B                            CLASS C

o    Initial sales charge  o    No initial sales charge       o    No initial sales charge

o    Reduced or            o    Contingent deferred           o    Contingent deferred
     waived initial             sales charge on                    sales charge on
     sales charge for           redemptions within                 redemptions within
     certain purchases          six years                          one year

o    Lower distribution    o    12b-1 fee of 1.00%            o    12b-1 fee of 1.00%
     and service (12b-1)
     fee than Class B or
     Class C shares
     (See "Fee Table       o    Converts to Class A           o    Does not convert to
     and Expense                shares after eight years           Class A shares
     Example")                  along with a pro rata
                                portion of its reinvested
                                dividends and distributions*

o    Generally more        o    Purchase orders limited        o    Generally more
     appropriate for long-      to amounts less than                appropriate for short-
     term investors             $250,000                            term investors


* If you held Class B shares of AIM Global Trends Fund on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

Initial Sales Charges

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I Initial Sales Charges
--------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

             Less than $   25,000       5.50%               5.82%
$ 25,000 but less than $   50,000       5.25                5.54
$ 50,000 but less than $  100,000       4.75                4.99
$100,000 but less than $  250,000       3.75                3.90
$250,000 but less than $  500,000       3.00                3.09
$500,000 but less than $1,000,000       2.00                2.04


CATEGORY II Initial Sales Charges
---------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

              Less than $   50,000        4.75%            4.99%
$  50,000 but less than $  100,000        4.00             4.17
$ 100,000 but less than $  250,000        3.75             3.90
$ 250,000 but less than $  500,000        2.50             2.56
$ 500,000 but less than $1,000,000        2.00             2.04


CATEGORY III Initial Sales Charges
----------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------


             Less than $ 100,000       1.00%                1.01%
$100,000 but less than $ 250,000       0.75                 0.76
$250,000 but less than $1,000,000      0.50                 0.50


Contingent Deferred Sales Charges for Class A Shares

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

Contingent Deferred Sales Charges for Class B and Class C Shares

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


                                     CLASS B                   CLASS C
                              CDSC AS A PERCENTAGE      CDSC AS A PERCENTAGE
                                OF DOLLAR AMOUNT          OF DOLLAR AMOUNT
  YEAR SINCE PURCHASE MADE      SUBJECT TO CHARGE         SUBJECT TO CHARGE
  ------------------------      -----------------         -----------------

            First                      5%                        1%
           Second                      4%                       None
            Third                      3%                       None
           Fourth                      3%                       None
            Fifth                      2%                       None
            Sixth                      1%                       None
    Seventh and following             None                      None


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Reduced Sales Charges

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

Initial Sales Charge Exceptions

You will not pay initial sales charges

o     on shares purchased by reinvesting dividends and distributions;

o     when exchanging shares among certain AIM Funds;

o     when using the reinstatement privilege; and

o when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

Contingent Deferred Sales Charge (CDSC) Exceptions

You will not pay a CDSC

o     if you redeem Class B shares you held for more than six years;

o     if you redeem Class C shares you held for more than one year;

o if you redeem shares acquired through reinvestment of dividends and distributions; and

o     on increases in the net asset value of your shares.

There may be other situations in which you or other shareholders may be able to purchase or redeem shares at reduced or without sales charges. You should consult the fund's Statement of Additional Information for details regarding these situations.

Purchasing Shares

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


-------------------------------------------------------------------------------------------------------------------------
                                   Type of Account                                        Initial          Additional
                                                                                        Investments       Investments
-------------------------------------------------------------------------------------------------------------------------

Savings Plans (money-purchase/profit sharing plans, 401(k) plans, Simplified            $0 ($25 per          $25
Employee Pension (SEP) accounts, Salary Reduction (SARSEP) accounts, Savings            AIM Fund
Incentive Match Plans for Employee IRA (Simple IRA) accounts, 403(b) or 457             investment
plans)                                                                                  for salary
                                                                                        deferrals
                                                                                        from Savings
                                                                                        Plans)
-------------------------------------------------------------------------------------------------------------------------
Automatic Investment Plans                                                              $50                  $50
-------------------------------------------------------------------------------------------------------------------------
IRA, Education IRA or Roth IRA                                                          $250                 $50
-------------------------------------------------------------------------------------------------------------------------
All other accounts                                                                      $500                 $50
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

There are several ways you can purchase your shares. You can make direct purchases or select from one of three automatic investment methods.

DIRECT PURCHASES


                      Opening An Account                                            Adding to An Account

Through a
Financial
Consultant            Contact your financial consultant.                            Same

By Mail               Mail completed Account                                   Mail your check and the
                      Application and purchase payment to the transfer agent,       remittance slip from
                      A I M Fund Services, Inc., P.O. Box 4739,                     your confirmation statement
                      Houston, TX 77210-4739.                                       to the transfer agent.

By Wire               Mail completed Account                                        Call the transfer agent to
                      Application to the transfer agent.                            receive a reference number.
                      Call the transfer agent at                                    Then, use the wire
                      (800) 959-4246 to receive a reference number.                 instructions at left.
                      Then, use the following wire instructions:

                      Beneficiary Bank ABA/Routing #:113000609
                      Beneficiary Account Number:    00100366807
                      Beneficiary Account Name:      A I M Fund Services, Inc.
                      RFB:                           Fund Name, Reference #
                      OBI:                           Your Name, Account #

By AIM Bank
Connection(sm)        Open your account using one of the methods described          Mail completed AIM Bank
                      above.                                                        Connection(sm) form to the
                                                                                    transfer agent.  Once
                                                                                    the transfer agent has
                                                                                    received the form, call the
                                                                                    transfer agent to place your
                                                                                    purchase.


SPECIAL PLANS

Automatic Investment Plan

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration and in the same class of shares. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the

10th or 25th day of the month in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested at net asset value in certain AIM Funds without paying a sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions
(1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2)   Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

Retirement Plans

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

Redeeming Shares

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES


Through a
Financial Consultant           Contact your financial consultant.

By Mail                        Send a written request to the transfer agent.
                               Requests must include (1) original signatures of all registered owners; (2) the name of the AIM
                               Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.
                               If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan.
                               Contact your employer for details.

By Telephone                   Call the transfer agent. You will be allowed to
                               redeem by telephone if (1) the proceeds are to be
                               mailed to the address on record with us or
                               transferred electronically to a pre-authorized
                               checking account; (2) the address on record with
                               us has not been changed within the last thirty
                               days; (3) you do not hold physical share
                               certificates; (4) you can provide proper
                               identification information; (5) the proceeds of
                               the redemption do not exceed $50,000; and (6) you
                               have not previously declined the telephone
                               redemption privilege. Certain accounts, including
                               retirement accounts and 403(b) plans, may not
                               redeem by telephone. The transfer agent must
                               receive your call during the hours the NYSE is
                               open for business in order to effect the
                               redemption at that day's closing price.


TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Payment for Systematic Withdrawals

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

Redemptions by Check (Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)   the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax- Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year and it may have tax consequences.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

You will not pay a sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
         Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

         (a)  one another;

         (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

         (c)  Class A shares of another AIM Fund, but only if

              (i)  you acquired the original shares before May 1, 1994; or

              (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

         (a)  one another;

         (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

              (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

              (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

         (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o     Shares must have been held for at least one day prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

Pricing of Shares

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 347-4246

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET: http://www.aimfunds.com (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM Global Consumer Products and Services Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO APPEARS HERE]
ADVISOR CLASS


AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                                                                      PROSPECTUS
                                                                   MARCH 1, 1999


AIM Global Consumer Products and Services Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION
   HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU
                        OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND STRATEGIES............................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.......................3
PERFORMANCE INFORMATION........................................5
         ANNUAL TOTAL RETURNS..................................5
         PERFORMANCE TABLE.....................................6
FEE TABLE AND EXPENSE EXAMPLE..................................7
         FEE TABLE.............................................7
         EXPENSE EXAMPLE.......................................7
FUND MANAGEMENT................................................8
         THE ADVISOR...........................................8
         ADVISOR COMPENSATION..................................8
         PORTFOLIO MANAGERS....................................8
OTHER INFORMATION..............................................9
         DIVIDENDS AND DISTRIBUTIONS...........................9
FINANCIAL HIGHLIGHTS..........................................10
SHAREHOLDER INFORMATION......................................A-1
         PURCHASING SHARES...................................A-1
         REDEEMING SHARES....................................A-3
         EXCHANGING SHARES...................................A-5
         PRICING OF SHARES...................................A-6
         TAXES...............................................A-6
OBTAINING ADDITIONAL INFORMATION.................BACK COVER PAGE



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing all of its assets in the Global Consumer Products and Services Portfolio (the portfolio), that in turn normally invests at least 65% of its total assets in common and preferred stocks, and warrants to acquire such securities, of domestic and foreign consumer products and services companies. The portfolio considers a "consumer products or services" company to be one that (i) derives at least 50% of either its revenues or earnings from activities related to consumer products, or (ii) devotes at least 50% of its assets to such activities, based on the company's most recent fiscal year. Such companies include those that manufacture, market, retail, or distribute consumer products (such as homes, automobiles, appliances, computers, household goods, food, and apparel) and goods and services related to entertainment, publishing, sports, and media (such as television broadcasts, motion pictures, theme parks, restaurants, and lodging) or supply goods and services to such companies (such as advertising, textile, and shipping companies).

The portfolio may invest up to 35% of its assets in debt securities of domestic and foreign consumer products and services companies and/or equity and debt securities of companies outside the consumer products or services industry, which, in the opinion of the portfolio manager, stand to benefit from development in such industries. The portfolio will normally invest in the securities of issuers located in at least three countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the portfolio will not invest more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The portfolio may invest up to 20% of its total assets in high-yield debt securities rated below investment grade, i.e., "junk bonds."

The portfolio managers allocate the portfolio's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the portfolio's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers usually sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the portfolio may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund or the portfolio may not achieve its investment objective.

The portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the portfolio does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the common stocks in which the portfolio invests. The price of common stock rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting the consumer products and services industry, such as government regulation, demographic shifts, and intense competition. These factors may, among other things, affect the demand for and success of certain consumer products and services. Because the portfolio focuses its investments in the consumer products and services industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

In addition, the prices of securities of foreign issuers may be further affected by other factors, including

o Currency exchange rates - The dollar value of the portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the portfolio's foreign investments may be adversely affected by political and economic conditions in foreign countries and by changes in economic or tax policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

[Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.]

Many software systems are unable to distinguish the year 2000 from the year 1900. The portfolio's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the portfolio or the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the portfolio or the fund or may affect companies in which the portfolio may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[INFORMATION TO BE PROVIDED BY GARY WENDLER'S GROUP]

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

     AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
                       (Advisor)

  Year Ended
  December 31                                          Return %
  -----------                                          --------
  1996................................................   39.01
  1997................................................   18.19
  1998................................................     --


The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year over a 4-year period.

[BAR CHART TO BE REVISED -  DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]

During the 4-year period shown in the bar chart, the highest quarterly return was [_____________%] (quarter ended [__________]) and the lowest quarterly return was[_____________%] (quarter ended [__________]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.

---------------------------------------------------------------------------------------------------
         Average Annual Total Returns
  (for the periods ending December 31, 1998)
                                                     1 Year          5 Years          10 Years
---------------------------------------------------------------------------------------------------
Advisor Class*                                        [ ]%             [ ]%             [ ]%
---------------------------------------------------------------------------------------------------
MSCI World Index**                                    [ ]              [ ]              [ ]
---------------------------------------------------------------------------------------------------

*    Advisor Class returns are since inception (6-1-95).
** The Morgan Stanley Capital International World Index measures performance for twenty-two developed country global stock markets. The index is capitalization weighted. Companies included in the index replicated the industry composition of each local market and, in addition, represent a sampling of large, medium and small capitalization companies from each local market taking into account the stocks liquidity.


[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


                                                                  Advisor Class
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                            None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                      None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees(1)                                                0.98%
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses:
       Transfer agent fees and costs                                   ____
       Other                                                           ____
       Total Other Expenses                                            ____
     Total Annual Fund Operating Expenses                              ____


-------------------
[(1) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     $                  $               $                 $


You would pay the following expenses if you did not redeem your shares:


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     $                  $               $                 $

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment adviser of Global Consumer Products and Services Portfolio (the portfolio) and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the portfolio's operations and provide investment advisory services to the portfolio, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the portfolio.

The advisor has acted as an investment adviser since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the portfolio, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the portfolio's last fiscal year ended October 31, 1998, the portfolio paid the advisor advisory fees of [___]% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the portfolio, is

o Derek H. Webb, Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992. He has been Head of the Theme Funds for the INVESCO (NY), Inc. since 1997. From 1992 to 1994, he was an analyst for the INVESCO (NY), Inc.

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

[FINANCIAL HIGHLIGHTS BELOW ARE FOR ADVISOR CLASS FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]



                                                                                               Advisor Class
                                                                      --------------------------------------------------------------
                                                                                                                      June 1, 1995
                                                                                                                           to
                                                                         Year Ended October 31,                    October 31, 1995
                                                                      -----------------------------------------    -----------------
                                                                           1998           1997           1996              1995
                                                                      -------------    ----------    ----------    -----------------
Net asset value, beginning of period                                      $xx.xx         $xx.xx         $xx.xx             $xx.xx
                                                                      -------------    ----------    ----------       --------------
Income from investment operations:
   Net investment income (loss)                                           (x.xx)         (x.xx)         (x.xx)             (x.xx)
                                                                      -------------    ----------    ----------       --------------
   Net gains on securities (both realized and unrealized)                 (x.xx)         (x.xx)         (x.xx)             (x.xx)
                                                                      -------------    ----------    ----------       --------------
     Total from investment operations                                     (x.xx)         (x.xx)         (x.xx)             (x.xx)
                                                                      -------------    ----------    ----------       --------------
Distributions from net realized gains                                     (x.xx)         (x.xx)         (x.xx)             (x.xx)
                                                                      -------------    ----------    ----------       --------------
Net asset value, end of period                                            $xx.xx         $xx.xx         $xx.xx             $xx.xx
                                                                      -------------    ----------    ----------       --------------
Total return (a)                                                         (x.xx)%         (x.xx)%       (x.xx)%             (x.xx)%
                                                                      -------------    ----------    ----------       --------------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                                 $xx,xxx         $xx,xxx       $xx,xxx             $xx,xxx
                                                                      -------------    ----------    ----------       --------------
Ratio of expenses to average net assets (b)                            x.xx% (c)(d)       X.XX           X.XX               X.XX
                                                                      -------------    ----------    ----------       --------------
Ratio of net investment income (loss) to average net assets (e)        (x.xx)% (c)       (X.XX)%       (X.XX)%             (X.XX)%
                                                                      -------------    ----------    ----------       --------------
Portfolio turnover rate                                                    xx%             xx%           xx%                 xx%
                                                                      -------------    ----------    ----------       --------------


[(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.]

SHAREHOLDER INFORMATION FOR ADVISOR CLASS SHARES
-------------------------------------------------------------------------------
PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any AIM Fund, your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

There are several ways you can purchase your shares. You can make direct purchases or select from two automatic investment methods.

DIRECT PURCHASES



                                     OPENING AN ACCOUNT                        ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant       Contact your financial consultant.        Same

By Mail                              Must be submitted by your financial       Mail your check and the remittance
                                     consultant.                               slip from your confirmation
                                                                               statement to the transfer agent.
                                                                               A I M Fund Services, Inc., P.O. Box
                                                                               4739
                                                                               Houston, TX  77210-4739

By Wire                              Your financial consultant must mail a     Call the transfer agent to receive a
                                     completed account application to the      reference number.  Then, use the
                                     transfer agent.  You or your financial    wire instructions at left.
                                     consultant may call the transfer agent
                                     at (800) 959-4246 to receive a
                                     reference number.  Then, use the
                                     following wire instructions:

                                     Beneficiary Bank ABA/Routing #:           113000609
                                     Beneficiary Account Number:               00100366807
                                     Beneficiary Account Name:                 A I M Fund Services, Inc.
                                     RFB:                                      Fund Name, Reference #
                                     OBI:                                      Your Name, Account #


By AIM Bank                          Open your account using one of the        Mail completed AIM Bank Connection(sm)
Connection(sm)                       methods described above.                  form to the transfer agent.  Once the
                                                                               transfer agent has received the form,
                                                                               call the transfer agent to place your
                                                                               purchase order.


SPECIAL PLANS

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2)  Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the Program at any time on 60 days' prior written notice.

The distributor and its agents reserve the right at any time to (1) reject or cancel any part of any purchase or exchange order; (2) modify any terms or conditions of purchase of shares of any AIM Fund; or (3) withdraw all or any part of the offering made by this Prospectus.

REDEEMING SHARES

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.


HOW TO REDEEM SHARES
-------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant.         Contact your financial consultant.

By Mail                                 Send a written request to the transfer agent.  Requests must include (1)
                                        original signatures of all registered owners; (2) the name of the AIM
                                        Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below).  The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.

By Telephone                            Call the transfer agent.  You will be allowed to redeem by telephone if
                                        (1) the proceeds are to be mailed to the address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                                        (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have not previously declined the telephone redemption privilege. The transfer agent must receive your call during the hours the NYSE is open for business in order to effect the redemption at that day's closing price.
-------------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)  the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

[IF AN AIM FUND DETERMINES THAT YOU HAVE PROVIDED INCORRECT INFORMATION IN OPENING AN ACCOUNT OR IN THE COURSE OF CONDUCTING SUBSEQUENT TRANSACTIONS, THE AIM FUND MAY, IN ITS DISCRETION, REDEEM THE ACCOUNT AND DISTRIBUTE THE PROCEEDS TO YOU.]

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

o Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

GENERAL INFORMATION
-------------------------------------------------------------------------------

PRICING OF SHARES

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Long-term capital gain distributions are taxable as long-term capital gains when distributed to you, no matter how long you held your shares. Different rates of tax may apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:                   A I M Distributors, Inc.
                           11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173

BY TELEPHONE:              (800) 347-4246

BY E-MAIL:                 general@aimfunds.com

ON THE INTERNET:           http://www.aimfunds.com (prospectuses and annual and
                           semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.



AIM Global Consumer Products and Services Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]




AIM GLOBAL FINANCIAL SERVICES FUND
                                                                  PROSPECTUS
                                                                  MARCH 1, 1999

AIM Global Financial Services Fund seeks to provide long-term capital growth.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

     AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED
 WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO
                   TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND STRATEGIES......................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................3
PERFORMANCE INFORMATION..................................................................................5
         ANNUAL TOTAL RETURNS............................................................................5
         PERFORMANCE TABLE...............................................................................5
FEE TABLE AND EXPENSE EXAMPLE............................................................................7
         FEE TABLE.......................................................................................7
         EXPENSE EXAMPLE.................................................................................8
FUND MANAGEMENT..........................................................................................9
         THE ADVISOR.....................................................................................9
         ADVISOR COMPENSATION............................................................................9
         PORTFOLIO MANAGERS..............................................................................9
OTHER INFORMATION.......................................................................................10
         INITIAL SALES CHARGES FOR CLASS A SHARES.......................................................10
         DIVIDENDS AND DISTRIBUTIONS....................................................................10
FINANCIAL HIGHLIGHTS....................................................................................11
SHAREHOLDER INFORMATION................................................................................A-1
         CHOOSING A SHARE CLASS........................................................................A-1
         PURCHASING SHARES.............................................................................A-4
         REDEEMING SHARES..............................................................................A-6
         EXCHANGING SHARES.............................................................................A-9
         PRICING OF SHARES............................................................................A-11
         TAXES........................................................................................A-11
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE





The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing all of its assets in the Global Financial Services Portfolio (the portfolio), which in turn normally invests at least 65% of its total assets in common and preferred stocks, and warrants to acquire such securities, of domestic and foreign financial services companies. The portfolio considers a "financial services" company to be one that (i) derives at least 50% of its revenues or earnings from financial services activities, or (ii) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that provide financial services (such as commercial banks, insurance brokerages, securities brokerages, investment banks, leasing companies, and real estate-related companies).

The portfolio may invest up to 35% of its assets in debt securities of domestic and foreign financial services companies and/or equity and debt securities of companies outside the financial services industry, which, in the opinion of the portfolio managers, stand to benefit from developments in the financial services industries. The portfolio will normally invest in securities of issuers in at least three countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the portfolio will not invest more than 40% of its total assets in securities of issuers in any one country, other than the U.S.

The portfolio managers allocate the portfolio's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the portfolio's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers usually sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the portfolio may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund or the portfolio may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the common stocks in which the portfolio invests. The price of common stock rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting the financial services industry, such as government regulation, rapid business changes, significant competition, and value fluctuations. Such factors may limit the financial commitments that financial services companies can make, including amounts and types of loans, and interest rates they can charge. Because the portfolio focuses its investments in the financial services industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

In addition, the prices of securities of foreign issuers may be further affected by other factors, including

o Currency exchange rates - The dollar value of the portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the portfolio's foreign investments may be adversely affected by political and economic conditions in foreign countries and by changes in economic or tax policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

Many software systems are unable to distinguish the year 2000 from the year 1900. The portfolio's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the portfolio or the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the portfolio or the fund or may affect companies in which the portfolio may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares from year to year over a 5-year period. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                         GLOBAL FINANCIAL SERVICES FUND

                                                     ANNUAL
                       YEAR ENDED                     TOTAL
                       DECEMBER 31                   RETURN
                      -------------                 --------
                          1995                       19.06%
                          1996                       15.21%
                          1997                       30.32%
                          1998                            %

During the 5-year period shown in the bar chart, the highest quarterly return was [______]% (quarter ended [_________]) and the lowest quarterly return was [_______]% (quarter ended [__________ ]).

[BAR CHART TO BE REVISED - DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.

                                       5

----------------------------------------------------------------------------------------------------
           Average Annual Total Returns
              (for the periods ending
                 December 31, 1997)
                                                        1 Year         5 Years          10 Years
----------------------------------------                ------         -------          ---------
Class A*                                                 [ ]%            [ ]%             [ ]%
                                                        ------         -------          ---------
Class B**                                                [ ]             [ ]              [ ]
                                                        ------         -------          ---------
MSCI World Index***                                      [ ]             [ ]              [ ]
-------------------------------------------------------------------------------------------------

*    Class A returns are since inception (5/31/94).
**   Class B returns are since inception (5/31/94).
*** The Morgan Stanley Capital International World Index measures performance for twenty-two developed country global stock markets. The index is capitalization weighted. Companies included in the index replicated the industry composition of each local market and, in addition, represent a sampling of large, medium and small capitalization companies from each local market taking into account the stocks liquidity.


[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


                                                                 Class A        Class B        Class C
                                                                 -------        -------        -------
Shareholder Fees (fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                       4.75%          None            None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                 None(1)        5.00            1.00
Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees (2)                                          0.98%          0.98%           ----%
     Distribution and/or Service (12b-1) Fees                     0.50           1.00            ----
     Other Expenses:
       Transfer agent fees and costs                              ----           ----            ----
       Other                                                      ----           ----            ----
       Total Other Expenses                                       ----           ----            ----
     Total Annual Fund Operating Expenses                         ----           ----            ----

--------------------
[(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
 (2) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           $                  $               $                 $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           $                 $                $                 $
Class B
Class C

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment adviser of Global Financial Services Portfolio (the portfolio) and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the portfolio's operations and provide investment advisory services to the portfolio, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the portfolio.

The advisor has acted as an investment adviser since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the portfolio, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the portfolio's last fiscal year ended October 31, 1998, the portfolio paid the advisor advisory fees of [_______ ]% of the portfolio's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the portfolio is

o A. James Ellman, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1994. He was an Analyst for INVESCO (NY), Inc. from 1994 to 1995.

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

[FINANCIAL HIGHLIGHTS BELOW ARE FOR CLASS A AND CLASS B FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION A THE ANNUAL UPDATE FILING - NOT NOW]



                                                              --------------------------------------------------------------------
                                                                                                Class A
                                                              --------------------------------------------------------------------
                                                                                                                    May 31, 1994
                                                                                                                         to
                                                               1998           1997         1996          1995     October 31, 1994
                                                              -------        -------      -------       -------      -------

Net asset value, beginning of period                          $ xx.xx        $ xx.xx      $ xx.xx       $ xx.xx      $ xx.xx
                                                              -------        -------      -------       -------      -------
Income from investment operations:
  Net investment income (loss)                                  (x.xx)         (x.xx)       (x.xx)        (x.xx)       (x.xx)
                                                              -------        -------      -------       -------      -------
  Net gains on securities (both realized and unrealized)        (x.xx)         (x.xx)       (x.xx)        (x.xx)       (x.xx)
                                                              -------        -------      -------       -------      -------
    Total from investment operations                            (x.xx)         (x.xx)       (x.xx)        (x.xx)       (x.xx)
                                                              -------        -------      -------       -------      -------
Distributions from net realized gains                           (x.xx)         (x.xx)       (x.xx)        (x.xx)       (x.xx)
                                                              -------        -------      -------       -------      -------
Net asset value, end of period                                $ xx.xx        $ xx.xx      $ xx.xx       $ xx.xx      $ xx.xx
                                                              -------        -------      -------       -------      -------
Total return (a)                                                (x.xx)%        (x.xx)%      (x.xx)%       (x.xx)%      (x.xx)%
                                                              -------        -------      -------       -------      -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $xx,xxx        $xx,xxx      $xx,xxx       $xx,xxx      $xx,xxx
                                                              -------        -------      -------       -------      -------
Ratio of expenses to average net assets (b)                      x.xx% (c)(d)   x.xx%        x.xx%         x.xx%       x.xx%
                                                              -------        -------      -------       -------      -------
Ratio of net investment income (loss) to average net assets (e) (x.xx)% (c)    (x.xx)%      (x.xx)%       (x.xx)%     (x.xx)%
                                                              -------        -------      -------       -------      -------
Portfolio turnover rate                                            xx%            xx%          xx%           xx%         xx%
                                                              -------        -------      -------       -------      -------


(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.


[INCLUDE 1998 INFORMAITON A THE ANNUAL UPDATE FILING-NOT NOW]

                                                             ---------------------------------------------------------------------
                                                                                          Class B
                                                             ---------------------------------------------------------------------
                                                                                                                    May 31, 1994
                                                                                                                         to
                                                               1998           1997           1996          1995   October 31, 1994
                                                             -------        -------        -------       -------  ----------------
Net asset value, beginning of period                         $ xx.xx        $ xx.xx        $ xx.xx       $ xx.xx     $ xx.xx
                                                             -------        -------        -------       -------  ----------------
Income from investment operations:
  Net investment income (loss)                                 (x.xx)         (x.xx)         (x.xx)        (x.xx)      (x.xx)
                                                             -------        -------        -------       -------  ----------------
  Net gains on securities (both realized
    and unrealized)                                            (x.xx)         (x.xx)         (x.xx)        (x.xx)      (x.xx)
                                                             -------        -------        -------       -------  ----------------
      Total from investment operations                         (x.xx)         (x.xx)         (x.xx)        (x.xx)      (x.xx)
                                                             -------        -------        -------       -------  ----------------
Distributions from net realized gains                          (x.xx)         (x.xx)         (x.xx)        (x.xx)      (x.xx)
                                                             -------        -------        -------       -------  ----------------
Net asset value, end of period                               $ xx.xx        $ xx.xx        $ xx.xx       $ xx.xx     $ xx.xx
                                                             -------        -------        -------       -------  ----------------
Total return(a)                                                (x.xx)%        (x.xx)%        (x.xx)%       (x.xx)%     (x.xx)%
                                                             -------        -------        -------       -------  ----------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $xx,xxx        $xx,xxx        $xx,xxx       $xx,xxx     $xx,xxx
                                                             -------        -------        -------       -------  ----------------
Ratio of expenses to average net assets(b)                      x.xx% (c)(d)   x.xx%          x.xx%         x.xx%       x.xx%
                                                             -------        -------        -------       -------  ----------------
Ratio of net investment income (loss) to average
    net assets(e)                                              (x.xx)% (c)    (x.xx)%        (x.xx)%       (x.xx)%     (x.xx)%
                                                             -------        -------        -------       -------  ----------------
Portfolio turnover rate                                           xx%            xx%            xx%           xx%         xx%
                                                             -------        -------        -------       -------  ----------------

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

SHAREHOLDER INFORMATION

Choosing a Share Class

Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                    CLASS B                            CLASS C

o    Initial sales charge  o    No initial sales charge       o    No initial sales charge

o    Reduced or            o    Contingent deferred           o    Contingent deferred
     waived initial             sales charge on                    sales charge on
     sales charge for           redemptions within                 redemptions within
     certain purchases          six years                          one year

o    Lower distribution    o    12b-1 fee of 1.00%            o    12b-1 fee of 1.00%
     and service (12b-1)
     fee than Class B or
     Class C shares
     (See "Fee Table       o    Converts to Class A           o    Does not convert to
     and Expense                shares after eight years           Class A shares
     Example")                  along with a pro rata
                                portion of its reinvested
                                dividends and distributions*

o    Generally more        o    Purchase orders limited        o    Generally more
     appropriate for long-      to amounts less than                appropriate for short-
     term investors             $250,000                            term investors


* If you held Class B shares of AIM Global Trends Fund on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

Initial Sales Charges

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I Initial Sales Charges
--------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

             Less than $   25,000       5.50%               5.82%
$ 25,000 but less than $   50,000       5.25                5.54
$ 50,000 but less than $  100,000       4.75                4.99
$100,000 but less than $  250,000       3.75                3.90
$250,000 but less than $  500,000       3.00                3.09
$500,000 but less than $1,000,000       2.00                2.04


CATEGORY II Initial Sales Charges
---------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

              Less than $   50,000        4.75%            4.99%
$  50,000 but less than $  100,000        4.00             4.17
$ 100,000 but less than $  250,000        3.75             3.90
$ 250,000 but less than $  500,000        2.50             2.56
$ 500,000 but less than $1,000,000        2.00             2.04


CATEGORY III Initial Sales Charges
----------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------


             Less than $ 100,000       1.00%                1.01%
$100,000 but less than $ 250,000       0.75                 0.76
$250,000 but less than $1,000,000      0.50                 0.50


Contingent Deferred Sales Charges for Class A Shares

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

Contingent Deferred Sales Charges for Class B and Class C Shares

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


                                     CLASS B                   CLASS C
                              CDSC AS A PERCENTAGE      CDSC AS A PERCENTAGE
                                OF DOLLAR AMOUNT          OF DOLLAR AMOUNT
  YEAR SINCE PURCHASE MADE      SUBJECT TO CHARGE         SUBJECT TO CHARGE
  ------------------------      -----------------         -----------------

            First                      5%                        1%
           Second                      4%                       None
            Third                      3%                       None
           Fourth                      3%                       None
            Fifth                      2%                       None
            Sixth                      1%                       None
    Seventh and following             None                      None


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Reduced Sales Charges

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

Initial Sales Charge Exceptions

You will not pay initial sales charges

o     on shares purchased by reinvesting dividends and distributions;

o     when exchanging shares among certain AIM Funds;

o     when using the reinstatement privilege; and

o when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

Contingent Deferred Sales Charge (CDSC) Exceptions

You will not pay a CDSC

o     if you redeem Class B shares you held for more than six years;

o     if you redeem Class C shares you held for more than one year;

o if you redeem shares acquired through reinvestment of dividends and distributions; and

o     on increases in the net asset value of your shares.

There may be other situations in which you or other shareholders may be able to purchase or redeem shares at reduced or without sales charges. You should consult the fund's Statement of Additional Information for details regarding these situations.

Purchasing Shares

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


-------------------------------------------------------------------------------------------------------------------------
                                   Type of Account                                        Initial          Additional
                                                                                        Investments       Investments
-------------------------------------------------------------------------------------------------------------------------

Savings Plans (money-purchase/profit sharing plans, 401(k) plans, Simplified            $0 ($25 per          $25
Employee Pension (SEP) accounts, Salary Reduction (SARSEP) accounts, Savings            AIM Fund
Incentive Match Plans for Employee IRA (Simple IRA) accounts, 403(b) or 457             investment
plans)                                                                                  for salary
                                                                                        deferrals
                                                                                        from Savings
                                                                                        Plans)
-------------------------------------------------------------------------------------------------------------------------
Automatic Investment Plans                                                              $50                  $50
-------------------------------------------------------------------------------------------------------------------------
IRA, Education IRA or Roth IRA                                                          $250                 $50
-------------------------------------------------------------------------------------------------------------------------
All other accounts                                                                      $500                 $50
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

There are several ways you can purchase your shares. You can make direct purchases or select from one of three automatic investment methods.

DIRECT PURCHASES


                      Opening An Account                                            Adding to An Account

Through a
Financial
Consultant            Contact your financial consultant.                            Same

By Mail               Mail completed Account                                   Mail your check and the
                      Application and purchase payment to the transfer agent,       remittance slip from
                      A I M Fund Services, Inc., P.O. Box 4739,                     your confirmation statement
                      Houston, TX 77210-4739.                                       to the transfer agent.

By Wire               Mail completed Account                                        Call the transfer agent to
                      Application to the transfer agent.                            receive a reference number.
                      Call the transfer agent at                                    Then, use the wire
                      (800) 959-4246 to receive a reference number.                 instructions at left.
                      Then, use the following wire instructions:

                      Beneficiary Bank ABA/Routing #:113000609
                      Beneficiary Account Number:    00100366807
                      Beneficiary Account Name:      A I M Fund Services, Inc.
                      RFB:                           Fund Name, Reference #
                      OBI:                           Your Name, Account #

By AIM Bank
Connection(sm)        Open your account using one of the methods described          Mail completed AIM Bank
                      above.                                                        Connection(sm) form to the
                                                                                    transfer agent.  Once
                                                                                    the transfer agent has
                                                                                    received the form, call the
                                                                                    transfer agent to place your
                                                                                    purchase.


SPECIAL PLANS

Automatic Investment Plan

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration and in the same class of shares. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the

10th or 25th day of the month in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested at net asset value in certain AIM Funds without paying a sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions
(1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2)   Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

Retirement Plans

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

Redeeming Shares

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES


Through a
Financial Consultant           Contact your financial consultant.

By Mail                        Send a written request to the transfer agent.
                               Requests must include (1) original signatures of all registered owners; (2) the name of the AIM
                               Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.
                               If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan.
                               Contact your employer for details.

By Telephone                   Call the transfer agent. You will be allowed to
                               redeem by telephone if (1) the proceeds are to be
                               mailed to the address on record with us or
                               transferred electronically to a pre-authorized
                               checking account; (2) the address on record with
                               us has not been changed within the last thirty
                               days; (3) you do not hold physical share
                               certificates; (4) you can provide proper
                               identification information; (5) the proceeds of
                               the redemption do not exceed $50,000; and (6) you
                               have not previously declined the telephone
                               redemption privilege. Certain accounts, including
                               retirement accounts and 403(b) plans, may not
                               redeem by telephone. The transfer agent must
                               receive your call during the hours the NYSE is
                               open for business in order to effect the
                               redemption at that day's closing price.


TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Payment for Systematic Withdrawals

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

Redemptions by Check (Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)   the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax- Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year and it may have tax consequences.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

You will not pay a sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
         Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

         (a)  one another;

         (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

         (c)  Class A shares of another AIM Fund, but only if

              (i)  you acquired the original shares before May 1, 1994; or

              (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

         (a)  one another;

         (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

              (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

              (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

         (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o     Shares must have been held for at least one day prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

Pricing of Shares

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:            A I M Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 347-4246

BY E-MAIL:          general@aimfunds.com

ON THE INTERNET:    http://www.aimfunds.com (prospectuses and annual and
                    semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website (http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.




AIM Global Financial Services Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]
ADVISOR CLASS



AIM GLOBAL FINANCIAL SERVICES FUND
                                                                   PROSPECTUS
                                                                   MARCH 1, 1999


AIM Global Financial Services Fund seeks to provide long-term capital growth.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION
   HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU
                        OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND STRATEGIES........................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND...................................3
PERFORMANCE INFORMATION....................................................5
         ANNUAL TOTAL RETURNS..............................................5
         PERFORMANCE TABLE.................................................5
FEE TABLE AND EXPENSE EXAMPLE..............................................6
         FEE TABLE.........................................................6
         EXPENSE EXAMPLE...................................................6
FUND MANAGEMENT............................................................7
         THE ADVISOR ......................................................7
         ADVISOR COMPENSATION..............................................7
         PORTFOLIO MANAGERS................................................7
OTHER INFORMATION..........................................................8
         DIVIDENDS AND DISTRIBUTIONS.......................................8
FINANCIAL HIGHLIGHTS.......................................................9
SHAREHOLDER INFORMATION..................................................A-1
         PURCHASING SHARES...............................................A-1
         REDEEMING SHARES................................................A-3
         EXCHANGING SHARES...............................................A-5
         PRICING OF SHARES...............................................A-6
         TAXES...........................................................A-6
OBTAINING ADDITIONAL INFORMATION.............................BACK COVER PAGE










The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing all of its assets in the Global Financial Services Portfolio (the portfolio), which in turn normally invests at least 65% of its total assets in common and preferred stocks, and warrants to acquire such securities, of domestic and foreign financial services companies. The portfolio considers a "financial services" company to be one that
(i) derives at least 50% of its revenues or earnings from financial services activities, or (ii) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that provide financial services (such as commercial banks, insurance brokerages, securities brokerages, investment banks, leasing companies, and real estate-related companies).

The portfolio may invest up to 35% of its assets in debt securities of domestic and foreign financial services companies and/or equity and debt securities of companies outside the financial services industry, which, in the opinion of the portfolio managers, stand to benefit from developments in the financial services industries. The portfolio will normally invest in securities of issuers in at least three countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the portfolio will not invest more than 40% of its total assets in securities of issuers in any one country, other than the U.S.

The portfolio managers allocate the portfolio's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the portfolio's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers usually sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the portfolio may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund or the portfolio may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the common stocks in which the portfolio invests. The price of common stock rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting the financial services industry, such as government regulation, rapid business changes, significant competition, and value fluctuations. Such factors may limit the financial commitments that financial services companies can make, including amounts and types of loans, and interest rates they can charge. Because the portfolio focuses its investments in the financial services industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

In addition, the prices of securities of foreign issuers may be further affected by other factors, including

o Currency exchange rates - The dollar value of the portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the portfolio's foreign investments may be adversely affected by political and economic conditions in foreign countries and by changes in economic or tax policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

Many software systems are unable to distinguish the year 2000 from the year 1900. The portfolio's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the portfolio or the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the portfolio or the fund or may affect companies in which the portfolio may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[INFORMATION TO BE PROVIDED BY GARY WENDLER'S GROUP]
PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year over a 3-year period.


[BAR CHART TO BE REVISED - DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]


During the 3-year period shown in the bar chart, the highest quarterly return was [ __________ %] (quarter ended [___________________]) and the lowest quarterly return was[ ___________ %] (quarter ended [ __________ ]).


PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.


----------------------------------------------------------------------------------------------
         Average Annual Total Returns
  (for the periods ending December 31, 1998)
                                                     1 Year          5 Years          10 Years
----------------------------------------------------------------------------------------------
Advisor Class*                                        [ ]%             [ ]%             [ ]%
----------------------------------------------------------------------------------------------
MSCI World Index**                                    [ ]              [ ]              [ ]
----------------------------------------------------------------------------------------------

*    Advisor Class returns are since inception (6-1-95).
** The Morgan Stanley Capital International World Index measures performance for twenty-two developed country global stock markets. The index is capitalization weighted. Companies included in the index replicate the industry composition of each local market and, in addition, represent a sampling of large, medium and small capitalization companies from each local market taking into account the stocks liquidity.

[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


                                                                  Advisor Class
                                                                  -------------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                            None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                      None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees(1)                                                0.98%
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses:
       Transfer agent fees and costs                                    ---
       Other                                                            ---
       Total Other Expenses                                             ---
     Total Annual Fund Operating Expenses                               ---

-------------------
[(1) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [ $                $               $                 $


You would pay the following expenses if you did not redeem your shares:


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [ $                $               $                 $

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment adviser of Global Financial Services Portfolio (the portfolio) and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the portfolio's operations and provide investment advisory services to the portfolio, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the portfolio, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the portfolio's last fiscal year ended October 31, 1998, the portfolio paid the advisor advisory fees of [ ________ ]% of the portfolio's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the portfolio is

o A. James Ellman, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1994. He was an analyst for INVESCO (NY), Inc.
         from 1994 to 1995.

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

[FINANCIAL HIGHLIGHTS BELOW ARE FOR ADVISOR CLASS SHARES FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]

                                                               -------------------------------------------------------------------
                                                                                               Class A
                                                               -------------------------------------------------------------------
                                                                                                                      May 31, 1994
                                                                                                                          to
                                                                 1998             1997         1996         1995     Oct. 31, 1994
                                                               --------         --------     ---------    ---------  -------------
Net asset value, beginning of period                           $  xx.xx         $  xx.xx     $   xx.xx    $   xx.xx  $       xx.xx
                                                               --------         --------     ---------    ---------  -------------
Income from investment operations:
  Net investment income (loss)                                    (x.xx)           (x.xx)        (x.xx)       (x.xx)         (x.xx)
                                                               --------         --------     ---------    ---------  -------------
  Net gains on securities (both realized and unrealized)          (x.xx)           (x.xx)        (x.xx)       (x.xx)         (x.xx)
                                                               --------         --------     ---------    ---------  -------------
        Total from investment operations                          (x.xx)           (x.xx)        (x.xx)       (x.xx)         (x.xx)
                                                               --------         --------     ---------    ---------  -------------
Distributions from net realized gains                             (x.xx)           (x.xx)        (x.xx)       (x.xx)         (x.xx)
                                                               --------         --------     ---------    ---------  -------------
Net asset value, end of period                                 $  xx.xx         $  xx.xx      $  xx.xx    $   xx.xx  $       xx.xx
                                                               --------         --------     ---------    ---------  -------------
Total return(a)                                                   (x.xx)%          (x.xx)%       (x.xx)%      (x.xx)%        (x.xx)%
                                                               --------         --------     ---------    ---------  -------------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ xx,xxx         $ xx,xxx      $ xx,xxx    $  xx,xxx  $      xx,xxx
                                                               --------         --------     ---------    ---------  -------------
Ratio of expenses to average net assets(b)                         x.xx% (c)(d)     x.xx%         x.xx%        x.xx%          x.xx%
                                                               --------         --------     ---------    ---------  -------------
Ratio of net investment income (loss) to average net assets(e)    (x.xx)% (c)      (x.xx)%       (x.xx)%      (x.xx)%        (x.xx)%
                                                               --------         --------     ---------    ---------  -------------
Portfolio turnover rate                                              xx%              xx%           xx%          xx%             xx%
                                                               --------         --------     ---------    ---------  -------------


(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c)  Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

SHAREHOLDER INFORMATION FOR ADVISOR CLASS SHARES
-------------------------------------------------------------------------------
PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any AIM Fund, your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

There are several ways you can purchase your shares. You can make direct purchases or select from two automatic investment methods.

DIRECT PURCHASES



                                     OPENING AN ACCOUNT                        ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant       Contact your financial consultant.        Same

By Mail                              Must be submitted by your financial       Mail your check and the remittance
                                     consultant.                               slip from your confirmation
                                                                               statement to the transfer agent.
                                                                               A I M Fund Services, Inc., P.O. Box
                                                                               4739
                                                                               Houston, TX  77210-4739

By Wire                              Your financial consultant must mail a     Call the transfer agent to receive a
                                     completed account application to the      reference number.  Then, use the
                                     transfer agent.  You or your financial    wire instructions at left.
                                     consultant may call the transfer agent
                                     at (800) 959-4246 to receive a
                                     reference number.  Then, use the
                                     following wire instructions:

                                     Beneficiary Bank ABA/Routing #:           113000609
                                     Beneficiary Account Number:               00100366807
                                     Beneficiary Account Name:                 A I M Fund Services, Inc.
                                     RFB:                                      Fund Name, Reference #
                                     OBI:                                      Your Name, Account #


By AIM Bank                          Open your account using one of the        Mail completed AIM Bank Connection(sm)
Connection(sm)                       methods described above.                  form to the transfer agent.  Once the
                                                                               transfer agent has received the form,
                                                                               call the transfer agent to place your
                                                                               purchase order.


SPECIAL PLANS

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2)  Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the Program at any time on 60 days' prior written notice.

The distributor and its agents reserve the right at any time to (1) reject or cancel any part of any purchase or exchange order; (2) modify any terms or conditions of purchase of shares of any AIM Fund; or (3) withdraw all or any part of the offering made by this Prospectus.

REDEEMING SHARES

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.


HOW TO REDEEM SHARES
-------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant.         Contact your financial consultant.

By Mail                                 Send a written request to the transfer agent.  Requests must include (1)
                                        original signatures of all registered owners; (2) the name of the AIM
                                        Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below).  The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.

By Telephone                            Call the transfer agent.  You will be allowed to redeem by telephone if
                                        (1) the proceeds are to be mailed to the address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                                        (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have not previously declined the telephone redemption privilege. The transfer agent must receive your call during the hours the NYSE is open for business in order to effect the redemption at that day's closing price.
-------------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)  the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

[IF AN AIM FUND DETERMINES THAT YOU HAVE PROVIDED INCORRECT INFORMATION IN OPENING AN ACCOUNT OR IN THE COURSE OF CONDUCTING SUBSEQUENT TRANSACTIONS, THE AIM FUND MAY, IN ITS DISCRETION, REDEEM THE ACCOUNT AND DISTRIBUTE THE PROCEEDS TO YOU.]

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

o Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

GENERAL INFORMATION
-------------------------------------------------------------------------------

PRICING OF SHARES

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Long-term capital gain distributions are taxable as long-term capital gains when distributed to you, no matter how long you held your shares. Different rates of tax may apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:                   A I M Distributors, Inc.
                           11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173

BY TELEPHONE:              (800) 347-4246

BY E-MAIL:                 general@aimfunds.com

ON THE INTERNET:           http://www.aimfunds.com (prospectuses and annual and
                           semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.














AIM Global Financial Services Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]




AIM GLOBAL GOVERNMENT INCOME FUND
                                                                     PROSPECTUS
                                                                  MARCH 1, 1999


AIM Global Government Income Fund primarily seeks high current income and, secondarily, capital appreciation and preservation of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

     AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED
 WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO
                   TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND STRATEGIES.....................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................4
PERFORMANCE INFORMATION..................................................................................6
         ANNUAL TOTAL RETURNS............................................................................6
         PERFORMANCE TABLE...............................................................................6
FEE TABLE AND EXPENSE EXAMPLE............................................................................7
         FEE TABLE.......................................................................................7
         EXPENSE EXAMPLE.................................................................................8
FUND MANAGEMENT..........................................................................................9
         THE ADVISOR AND SUBADVISOR......................................................................9
         ADVISOR COMPENSATION............................................................................9
         PORTFOLIO MANAGERS..............................................................................9
OTHER INFORMATION.......................................................................................10
         INITIAL SALES CHARGES FOR CLASS A SHARES.......................................................10
         DIVIDENDS AND DISTRIBUTIONS....................................................................10
FINANCIAL HIGHLIGHTS....................................................................................11
SHAREHOLDER INFORMATION................................................................................A-1
         PURCHASING SHARES.............................................................................A-1
         REDEEMING SHARES..............................................................................A-3
         EXCHANGING SHARES.............................................................................A-5
         PRICING OF SHARES.............................................................................A-6
         TAXES.........................................................................................A-6
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's primary investment objective is high current income and its secondary investment objectives are growth of capital and preservation of principal.

The fund seeks to achieve its objectives by investing at least 65% of its total assets in debt securities (including mortgage-backed securities) issued or guaranteed by U.S. and foreign governments or by their agencies, authorities, and instrumentalities, as well as by supranational entities, such as the World Bank. The fund primarily invests in high-quality government debt securities, that are rated in the top two ratings categories by Moody's Investors Service, Inc. or Standard & Poor's or deemed by INVESCO Asset Management Ltd., the fund's subadvisor, to be of comparable quality. The fund may invest in lower-quality debt securities, i.e., "junk bonds."

The fund may invest up to 35% of its total assets in (i) foreign government securities that are rated within the third and fourth highest ratings categories by Moody's or S&P or deemed by the fund's subadvisor to be of comparable quality, (ii) corporate debt obligations of U.S. or foreign issuers rated at least investment grade (rated within the the four highest ratings categories by Moody's or S&P), (iii) privately issued mortgage-backed and asset-backed securities that are rated at least investment grade, or deemed by the subadvisor to be of comparable quality, and (iv) common stocks, preferred stocks and warrants, provided that the fund will not invest more than 20% of its total assets in such securities.

The fund will normally invest in securities issued by at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will not invest more than 40% of its total assets in securities of any one country, other than the U.S. The fund will only invest in a foreign currency or in securities denominated in a foreign currency if the fund's subadvisor considers the currency to be fully exchangeable into U.S. dollars or a multinational currency unit.

The portfolio managers allocate assets among securities of countries and in currency denominations where the combination of fixed-income market returns, the price appreciation of fixed-income securities and currency exchange rate movements will present opportunities for meeting the fund's investment objectives. The principal determinants of the emphasis given to various country, geographic, and industry sectors within the fund are fundamental economic strength, credit quality, and currency and interest rate trends. Further, the portfolio managers select particular issuers based on additional economic criteria such as yield, maturity, issue classification, and quality characteristics. Currency investments are based on economic factors (such as relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status, and economic policies) and on political and technical data. The portfolio managers usually sell a particular security when any of those factors materially changes.

The fund is a non-diversified portfolio, which means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objectives.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk. The fund could also lose money if any debt securities that the fund holds are downgraded or go into default.

Mortgage-backed and asset-backed securities are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.

In addition, the prices of securities of foreign issuers may be further affected by other factors, including

o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the price of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.

Sovereign debt securities of developing country governments are generally lower-quality debt securities. Sovereign debt securities are subject to the additional risk that, under some political, diplomatic, social or economic circumstances, some developing countries that issue lower-quality debt securities may be unable or unwilling to make principal or interest repayments as they come due. Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

The fund may attempt to hedge against investment and currency risks by engaging in options, futures, and forward currency transactions. However, there may be an imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and the movements in the price of the currency or security hedged.

Because it is non-diversified, the fund may invest in fewer issuers than if it was a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the fund or may affect companies in which the fund may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[INFORMATION TO BE PROVIDED BY GARY WENDLER'S GROUP]
PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares from year to year over a 5-year period. [The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.]

[BAR CHART TO BE REVISED - DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]

                       AIM GLOBAL GOVERNMENT INCOME FUND

                                                   ANNUAL
                        YEARS ENDED                TOTAL
                        DECEMBER 31                RETURN
                        -----------                ------
                            1989 ................  11.18%
                            1990 ................   8.77%
                            1991 ................  13.67%
                            1992 ................   1.95%
                            1993 ................  25.52%
                            1994 ................ -13.95%
                            1995 ................  15.63%
                            1996 ................   6.06%
                            1997 ................   3.97%
                            1998 ................       %





During the 5-year period shown in the bar chart, the highest quarterly return was [_________ %] (quarter ended [__________ ]) and the lowest quarterly return was [________ %] (quarter ended [____________ ]).


PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.


----------------------------------------------------------------------------------------------
         Average Annual Total Returns
  (for the periods ending December 31, 1998)
                                                     1 Year          5 Years          10 Years
----------------------------------------------------------------------------------------------
Class A*                                             [ ]              [ ]              [ ]
----------------------------------------------------------------------------------------------
Class B**                                            [ ]              [ ]              [ ]
----------------------------------------------------------------------------------------------
JP Morgan Global Government Bond Index***            [ ]              [ ]              [ ]
----------------------------------------------------------------------------------------------


*        Class A returns are since inception ( _____________).
**       Class B returns are since inception (_____________).
*** JP Morgan Global Government Bond Index is a market value-weighted average of government bonds form 13 major bond markets. It includes the effect of reinvested coupons and is measured in U.S. dollars.

[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


                                                             Class A  Class B  Class C
                                                             -------  -------  -------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                    4.75%    None     None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)             None(1)  5.00     1.00

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees(2)                                       0.73%    0.73%    ____%
     Distribution and/or Service (12b-1) Fees                 0.30     1.00     1.00
     Other Expenses:
       Transfer agent fees and costs
                                                              ----     ----     ----
       Other                                                  0.35     0.35
                                                              ----     ----     ----
       Total Other Expenses                                   0.43     0.43
                                                                                ----
     Total Annual Fund Operating Expenses                     1.51     2.16
                                                              ====     ====     ----

-------------------
[(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2)    The investment advisor is currently waiving a portion of its fees.
       The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           [ $                $               $                 $
Class B
Class C                                                                       ]

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           $                  $               $                 $
Class B
Class C

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment adviser. INVESCO Asset Management Ltd. (the subadvisor), an affiliate of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 11 Devonshire Square, London EC2M 4YR, England. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976, and the subadvisor has acted as an investment adviser since _______________ . Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of _____________% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, [all of whom are officers of the subadvisor], are

o Thomas J. Berger, Portfolio Manager, has been responsible for the fund since 1999. He has been Director and Head of the Global Fixed Income Group for the subadvisor since 1997. From 1993 to 1997 he was Director of Mercury Asset Management plc.

o Paul Griffiths, Portfolio Manager, has been responsible for the fund since 1999. He has been Director, Head of Global Fixed Income Team and Portfolio Manager for the subadvisor since June 1997. From 1994 to 1997, he was Portfolio Manager. From 1993 to 1994, he was Global Bond Fund Manager for Lazard Investors.

o David B. Hughes, Portfolio Manager, has been responsible for the fund since 1998. He has been Director, Global Fixed Income Group and Portfolio Manager of the subadvisor since December 1998. From January 1998 to December 1998, he was Head of Global Fixed Income, North America, and Portfolio Manager for INVESCO (NY), Inc. From July 1995 to December 1997, he was Senior Portfolio Manager for Global/International Fixed Income for INVESCO (NY), Inc. He was employed by Chancellor Capital from July 1995 to October 1996. From 1994 to 1995, he was Assistant Vice President of Fiduciary Trust Company International. From 1991 to 1994, he was Assistant Treasurer at the Bankers Trust Company.

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, monthly.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

[FINANCIAL HIGHLIGHTS BELOW ARE FOR CLASS A AND CLASS B FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]

                                                                -------------------------------------------------------------------
                                                                                        Class A
                                                                -------------------------------------------------------------------
                                                                  1998           1997            1996              1995       1994
                                                                -------         -------         -------          -------    -------
Net asset value, beginning of period                            $ xx.xx         $ xx.xx         $ xx.xx          $ xx.xx    $ xx.xx
-----------------------------------------------------------     -------         -------         -------          -------    -------
Income from investment operations:
 Net investment income (loss)                                     (x.xx)          (x.xx)          (x.xx)          (x.xx)     (x.xx)
-----------------------------------------------------------     -------         -------         -------          -------    -------
 Net gains on securities (both realized and unrealized)           (x.xx)          (x.xx)          (x.xx)          (x.xx)     (x.xx)
-----------------------------------------------------------     -------         -------         -------          -------    -------
  Total from investment operations                                (x.xx)          (x.xx)          (x.xx)          (x.xx)     (x.xx)
-----------------------------------------------------------     -------         -------         -------          -------    -------
Distributions from net realized gains                             (x.xx)          (x.xx)          (x.xx)          (x.xx)     (x.xx)
-----------------------------------------------------------     -------         -------         -------          -------    -------
Net asset value, end of period                                  $ xx.xx         $ xx.xx         $ xx.xx          $xx.xx     $xx.xx
-----------------------------------------------------------     -------         -------         -------          -------    -------
Total return (a)                                                  (x.xx)%         (x.xx)%         (x.xx)%          (x.xx)%   (x.xx)%
-----------------------------------------------------------     -------         -------         -------          -------    -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $xx,xxx         $xx,xxx         $xx,xxx          $xx,xxx    $xx,xxx
-----------------------------------------------------------     -------         -------         -------          -------    -------
Ratio of expenses to average net assets (b)                        x.xx%(c)(d)     x.xx%           x.xx%            x.xx%      x.xx%
-----------------------------------------------------------     -------         -------         -------          -------    -------
Ratio of net investment income (loss) to average net assets(e)    (x.xx)%(c)      (x.xx)%         (x.xx)%          (x.xx)%   (x.xx)%
-----------------------------------------------------------     -------         -------         -------          -------    -------
Portfolio turnover rate                                              xx%             xx%             xx%              xx%        xx%
-----------------------------------------------------------     -------         -------         -------          -------    -------

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (x.xx)%, (x.xx)%, (x.xx)%, (x.xx)% and (x.xx)% for 1998-1994.


                                                                -------------------------------------------------------------------
                                                                                        Class B
                                                                -------------------------------------------------------------------
                                                                  1998           1997            1996              1995       1994
                                                                -------         -------         -------          -------    -------
Net asset value, beginning of period                            $ xx.xx         $ xx.xx         $ xx.xx          $ xx.xx    $ xx.xx
-----------------------------------------------------------     -------         -------         -------          -------    -------
Income from investment operations:
 Net investment income (loss)                                     (x.xx)          (x.xx)          (x.xx)          (x.xx)     (x.xx)
-----------------------------------------------------------     -------         -------         -------          -------    -------
 Net gains on securities (both realized and unrealized)           (x.xx)          (x.xx)          (x.xx)          (x.xx)     (x.xx)
-----------------------------------------------------------     -------         -------         -------          -------    -------
  Total from investment operations                                (x.xx)          (x.xx)          (x.xx)          (x.xx)     (x.xx)
-----------------------------------------------------------     -------         -------         -------          -------    -------
Distributions from net realized gains                             (x.xx)          (x.xx)          (x.xx)          (x.xx)     (x.xx)
-----------------------------------------------------------     -------         -------         -------          -------    -------
Net asset value, end of period                                  $ xx.xx         $ xx.xx         $ xx.xx          $xx.xx     $xx.xx
-----------------------------------------------------------     -------         -------         -------          -------    -------
Total return (a)                                                  (x.xx)%         (x.xx)%         (x.xx)%          (x.xx)%   (x.xx)%
-----------------------------------------------------------     -------         -------         -------          -------    -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $xx,xxx         $xx,xxx         $xx,xxx          $xx,xxx    $xx,xxx
-----------------------------------------------------------     -------         -------         -------          -------    -------
Ratio of expenses to average net assets (b)                        x.xx%(c)(d)     x.xx%           x.xx%            x.xx%      x.xx%
-----------------------------------------------------------     -------         -------         -------          -------    -------
Ratio of net investment income (loss) to average net assets(e)    (x.xx)%(c)      (x.xx)%         (x.xx)%          (x.xx)%   (x.xx)%
-----------------------------------------------------------     -------         -------         -------          -------    -------
Portfolio turnover rate                                              xx%             xx%             xx%              xx%        xx%
-----------------------------------------------------------     -------         -------         -------          -------    -------

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (x.xx)%, (x.xx)%, (x.xx)%, (x.xx)% and (x.xx)% for 1998-1994.

SHAREHOLDER INFORMATION

Choosing a Share Class

Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                    CLASS B                            CLASS C

o    Initial sales charge  o    No initial sales charge       o    No initial sales charge

o    Reduced or            o    Contingent deferred           o    Contingent deferred
     waived initial             sales charge on                    sales charge on
     sales charge for           redemptions within                 redemptions within
     certain purchases          six years                          one year

o    Lower distribution    o    12b-1 fee of 1.00%            o    12b-1 fee of 1.00%
     and service (12b-1)
     fee than Class B or
     Class C shares
     (See "Fee Table       o    Converts to Class A           o    Does not convert to
     and Expense                shares after eight years           Class A shares
     Example")                  along with a pro rata
                                portion of its reinvested
                                dividends and distributions*

o    Generally more        o    Purchase orders limited        o    Generally more
     appropriate for long-      to amounts less than                appropriate for short-
     term investors             $250,000                            term investors


* If you held Class B shares of AIM Global Trends Fund on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

Initial Sales Charges

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I Initial Sales Charges
--------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

             Less than $   25,000       5.50%               5.82%
$ 25,000 but less than $   50,000       5.25                5.54
$ 50,000 but less than $  100,000       4.75                4.99
$100,000 but less than $  250,000       3.75                3.90
$250,000 but less than $  500,000       3.00                3.09
$500,000 but less than $1,000,000       2.00                2.04


CATEGORY II Initial Sales Charges
---------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

              Less than $   50,000        4.75%            4.99%
$  50,000 but less than $  100,000        4.00             4.17
$ 100,000 but less than $  250,000        3.75             3.90
$ 250,000 but less than $  500,000        2.50             2.56
$ 500,000 but less than $1,000,000        2.00             2.04


CATEGORY III Initial Sales Charges
----------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------


             Less than $ 100,000       1.00%                1.01%
$100,000 but less than $ 250,000       0.75                 0.76
$250,000 but less than $1,000,000      0.50                 0.50


Contingent Deferred Sales Charges for Class A Shares

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

Contingent Deferred Sales Charges for Class B and Class C Shares

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


                                     CLASS B                   CLASS C
                              CDSC AS A PERCENTAGE      CDSC AS A PERCENTAGE
                                OF DOLLAR AMOUNT          OF DOLLAR AMOUNT
  YEAR SINCE PURCHASE MADE      SUBJECT TO CHARGE         SUBJECT TO CHARGE
  ------------------------      -----------------         -----------------

            First                      5%                        1%
           Second                      4%                       None
            Third                      3%                       None
           Fourth                      3%                       None
            Fifth                      2%                       None
            Sixth                      1%                       None
    Seventh and following             None                      None


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Reduced Sales Charges

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

Initial Sales Charge Exceptions

You will not pay initial sales charges

o     on shares purchased by reinvesting dividends and distributions;

o     when exchanging shares among certain AIM Funds;

o     when using the reinstatement privilege; and

o when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

Contingent Deferred Sales Charge (CDSC) Exceptions

You will not pay a CDSC

o     if you redeem Class B shares you held for more than six years;

o     if you redeem Class C shares you held for more than one year;

o if you redeem shares acquired through reinvestment of dividends and distributions; and

o     on increases in the net asset value of your shares.

There may be other situations in which you or other shareholders may be able to purchase or redeem shares at reduced or without sales charges. You should consult the fund's Statement of Additional Information for details regarding these situations.

Purchasing Shares

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


-------------------------------------------------------------------------------------------------------------------------
                                   Type of Account                                        Initial          Additional
                                                                                        Investments       Investments
-------------------------------------------------------------------------------------------------------------------------

Savings Plans (money-purchase/profit sharing plans, 401(k) plans, Simplified            $0 ($25 per          $25
Employee Pension (SEP) accounts, Salary Reduction (SARSEP) accounts, Savings            AIM Fund
Incentive Match Plans for Employee IRA (Simple IRA) accounts, 403(b) or 457             investment
plans)                                                                                  for salary
                                                                                        deferrals
                                                                                        from Savings
                                                                                        Plans)
-------------------------------------------------------------------------------------------------------------------------
Automatic Investment Plans                                                              $50                  $50
-------------------------------------------------------------------------------------------------------------------------
IRA, Education IRA or Roth IRA                                                          $250                 $50
-------------------------------------------------------------------------------------------------------------------------
All other accounts                                                                      $500                 $50
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

There are several ways you can purchase your shares. You can make direct purchases or select from one of three automatic investment methods.

DIRECT PURCHASES


                      Opening An Account                                            Adding to An Account

Through a
Financial
Consultant            Contact your financial consultant.                            Same

By Mail               Mail completed Account                                   Mail your check and the
                      Application and purchase payment to the transfer agent,       remittance slip from
                      A I M Fund Services, Inc., P.O. Box 4739,                     your confirmation statement
                      Houston, TX 77210-4739.                                       to the transfer agent.

By Wire               Mail completed Account                                        Call the transfer agent to
                      Application to the transfer agent.                            receive a reference number.
                      Call the transfer agent at                                    Then, use the wire
                      (800) 959-4246 to receive a reference number.                 instructions at left.
                      Then, use the following wire instructions:

                      Beneficiary Bank ABA/Routing #:113000609
                      Beneficiary Account Number:    00100366807
                      Beneficiary Account Name:      A I M Fund Services, Inc.
                      RFB:                           Fund Name, Reference #
                      OBI:                           Your Name, Account #

By AIM Bank
Connection(sm)        Open your account using one of the methods described          Mail completed AIM Bank
                      above.                                                        Connection(sm) form to the
                                                                                    transfer agent.  Once
                                                                                    the transfer agent has
                                                                                    received the form, call the
                                                                                    transfer agent to place your
                                                                                    purchase.


SPECIAL PLANS

Automatic Investment Plan

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration and in the same class of shares. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the

10th or 25th day of the month in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested at net asset value in certain AIM Funds without paying a sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions
(1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2)   Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

Retirement Plans

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

Redeeming Shares

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES


Through a
Financial Consultant           Contact your financial consultant.

By Mail                        Send a written request to the transfer agent.
                               Requests must include (1) original signatures of all registered owners; (2) the name of the AIM
                               Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.
                               If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan.
                               Contact your employer for details.

By Telephone                   Call the transfer agent. You will be allowed to
                               redeem by telephone if (1) the proceeds are to be
                               mailed to the address on record with us or
                               transferred electronically to a pre-authorized
                               checking account; (2) the address on record with
                               us has not been changed within the last thirty
                               days; (3) you do not hold physical share
                               certificates; (4) you can provide proper
                               identification information; (5) the proceeds of
                               the redemption do not exceed $50,000; and (6) you
                               have not previously declined the telephone
                               redemption privilege. Certain accounts, including
                               retirement accounts and 403(b) plans, may not
                               redeem by telephone. The transfer agent must
                               receive your call during the hours the NYSE is
                               open for business in order to effect the
                               redemption at that day's closing price.


TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Payment for Systematic Withdrawals

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

Redemptions by Check (Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)   the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax- Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year and it may have tax consequences.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

You will not pay a sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
         Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

         (a)  one another;

         (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

         (c)  Class A shares of another AIM Fund, but only if

              (i)  you acquired the original shares before May 1, 1994; or

              (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

         (a)  one another;

         (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

              (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

              (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

         (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o     Shares must have been held for at least one day prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

Pricing of Shares

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have any questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:            A I M Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 347-4246

BY E-MAIL:          general@aimfunds.com

ON THE INTERNET:    http://www.aimfunds.com (prospectuses and annual and
semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website (http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.




AIM Global Government Income Fund
SEC 1940 Act file number:  811-05426

[AIM LOGO]
ADVISOR CLASS



AIM GLOBAL GOVERNMENT INCOME FUND
                                                                   PROSPECTUS
                                                                   MARCH 1, 1999


AIM Global Government Income Fund seeks to provide high current income and, secondarily, capital appreciation and preservation of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU
                        OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND STRATEGIES..............................3
PRINCIPAL RISKS OF INVESTING IN THE FUND..........................4
PERFORMANCE INFORMATION...........................................6
         ANNUAL TOTAL RETURNS.....................................6
         PERFORMANCE TABLE........................................7
FEE TABLE AND EXPENSE EXAMPLE.....................................8
         FEE TABLE................................................8
         EXPENSE EXAMPLE..........................................8
FUND MANAGEMENT...................................................9
         THE ADVISOR AND SUBADVISOR...............................9
         ADVISOR COMPENSATION.....................................9
         PORTFOLIO MANAGERS.......................................9
OTHER INFORMATION................................................10
         DIVIDENDS AND DISTRIBUTIONS.............................10
FINANCIAL HIGHLIGHTS.............................................11
SHAREHOLDER INFORMATION.........................................A-1
         PURCHASING SHARES......................................A-1
         REDEEMING SHARES.......................................A-3
         EXCHANGING SHARES......................................A-5
         PRICING OF SHARES......................................A-6
         TAXES..................................................A-6
OBTAINING ADDITIONAL INFORMATION....................BACK COVER PAGE






The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's primary investment objective is high current income and its secondary investment objectives are growth of capital and preservation of principal.

The fund seeks to achieve its objectives by investing at least 65% of its total assets in debt securities (including mortgage-backed securities) issued or guaranteed by U.S. and foreign governments or by their agencies, authorities, and instrumentalities, as well as by supranational entities, such as the World Bank. The fund primarily invests in high-quality government debt securities, that are rated in the top two ratings categories by Moody's Investors Service, Inc. or Standard & Poor's or deemed by INVESCO Asset Management Ltd. Inc., the fund's subadvisor, to be of comparable quality. The fund may invest in lower-quality debt securities, i.e., "junk bonds."

The fund may invest up to 35% of its total assets in (i) foreign government securities that are rated within the third and fourth highest ratings categories by Moody's or S&P or deemed by the fund's subadvisor to be of comparable quality, (ii) corporate debt obligations of U.S. or foreign issuers rated at least investment grade (rated within the four highest ratings categories by Moody's or S&P), (iii) privately issued mortgage-backed and asset-backed securities that are rated at least investment grade, or deemed by the subadvisor to be of comparable quality, and (iv) common stocks, preferred stocks and warrants, provided that the fund will not invest more than 20% of its total assets in such securities.

The fund will normally invest in securities issued by at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will not invest more than 40% of its total assets in securities of any one country, other than the U.S. The fund will only invest in a foreign currency or in securities denominated in a foreign currency if the fund's subadvisor considers the currency to be fully exchangeable into U.S. dollars or a multinational currency unit.

The portfolio managers allocate assets among securities of countries and in currency denominations where the combination of fixed-income market returns, the price appreciation of fixed-income securities and currency exchange rate movements will present opportunities for meeting the fund's investment objectives. The principal determinants of the emphasis given to various country, geographic, and industry sectors within the fund are fundamental economic strength, credit quality, and currency and interest rate trends. Further, the portfolio managers select particular issuers based on additional economic criteria such as yield, maturity, issue classification, and quality characteristics. Currency investments are based on economic factors (such as relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status, and economic policies) and on political and technical data. The portfolio managers usually sell a particular security when any of those factors materially changes.

The fund is a non-diversified portfolio, which means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objectives.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk. The fund could also lose money if any debt securities that the fund holds are downgraded or go into default.

Mortgage-backed and asset-backed securities are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the securities to be more sensitive to changes in interest rates.

In addition, the prices of securities of foreign issuers may be further affected by other factors, including

o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the price of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.

Sovereign debt securities of developing country governments are generally lower-quality debt securities. Sovereign debt securities are subject to the additional risk that, under some political, diplomatic, social or economic circumstances, some developing countries that issue lower-quality debt securities may be unable or unwilling to make principal or interest repayments as they come due.

Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

The fund may attempt to hedge against investment and currency risks by engaging in options, futures, and forward currency transactions. However, there may be an imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and the movements in the price of the currency or security hedged.

Because it is non-diversified, the fund may invest in fewer issuers than if it was a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the fund or may affect companies in which the fund may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[INFORMATION TO BE PROVIDED BY GARY WENDLER'S GROUP]
PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year over a 4-year period.
[BAR CHART TO BE REVISED -  DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]

                                    [GRAPH]

                                                                     Annual
          Year Ended                                                 Total
          December 31                                                Return
          -----------                                                ------
          1988 ..................................................... 16.34%
          1989 ..................................................... 38.03%
          1990 ..................................................... (4.10)%
          1991 ..................................................... 70.41%
          1992 ..................................................... 15.03%
          1993 ..................................................... 17.29%
          1994 .....................................................  1.30%
          1995 ..................................................... 35.45%
          1996 ..................................................... 16.27%
          1997 ..................................................... 12.92%

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]

During the 4-year period shown in the bar chart, the highest quarterly was [_______%] (quarter ended [________]) and the lowest quarterly return was [_______%] (quarter ended [________]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.

---------------------------------------------------------------------------------------------------
         Average Annual Total Returns
  (for the periods ending December 31, 1998)
                                                     1 Year          5 Years          10 Years
---------------------------------------------------------------------------------------------------
Advisor Class*                                        [ ]%             [ ]%             [ ]%
---------------------------------------------------------------------------------------------------

JP Morgan Global Government Bond Index**              [ ]              [ ]              [ ]
---------------------------------------------------------------------------------------------------

*    Advisor Class returns are since inception (6/1/95).
** JP Morgan Global Government Bond Index is a market value-weighted average of government bonds form 13 major bond markets. It includes the effect of reinvested coupons and is measured in U.S. dollars.


[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


                                                                  Advisor Class
                                                                  -------------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                            None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                      None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees(1)                                                0.73%
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses:
       Transfer agent fees and costs                                    ---
       Total Other Expenses                                             ---
     Total Annual Fund Operating Expenses                               ---


-------------------
[(1) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [ $                $               $                 $

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class      $                 $               $                 $

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. INVESCO Asset Management Ltd. (the subadvisor), an affiliate of the advisor, is the fund?s subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 11 Devonshire Square, London, EC2M 4YR, England. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976, and the subadvisor has acted as an investment adviser since its organization in ___________. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of ______________ % of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, [all of whom are officers of the subadvisor], are

o Thomas J. Berger, Portfolio Manager, has been responsible for the fund since 1999. He has been Director and Head of the Global Fixed Income Group for the subadvisor since 1997. From 1993 to 1997 he was Director of Mercury Asset Management PLC.

o Paul Griffiths, Portfolio Manager, has been responsible for the fund since 1999. He has been Director, Head of Global Fixed Income Team and Portfolio Manager for the subadvisor since June 1997. From 1994 to 1997, he was Portfolio Manager. From 1993 to 1994, he was Global Bond Fund Manager for Lazard Investors.

o David B. Hughes, Portfolio Manager, has been responsible for the fund since 1998. He has been Director, Global Fixed Income Group and Portfolio Manager of the subadvisor since December 1998. From January 1998 to December 1998, he was Head of Global Fixed Income, North America, and Portfolio Manager for INVESCO (NY), Inc. From July 1995 to December 1997, he was Senior Portfolio Manager for Global/International Fixed Income for INVESCO (NY), Inc. He was employed by Chancellor Capital from July 1995 to October 1996. From 1994 to 1995, he was Assistant Vice President of Fiduciary Trust Company International. From 1991 to 1994, he was Assistant Treasurer at the Bankers Trust Company.

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.
[FINANCIAL HIGHLIGHTS BELOW ARE FOR ADVISOR CLASS FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]


                                                                                   Advisor Class
                                                             --------------------------------------------------------------
                                                                                                             June 1, 1995
                                                                                                                  to
                                                               1998             1997            1996        October 1, 1995
                                                             -------          -------         -------       ---------------
Net asset value, beginning of period                         $ xx.xx          $ xx.xx         $ xx.xx       $         xx.xx
                                                             -------          -------         -------       ---------------
Income from investment operations:
Net investment income (loss)                                   (x.xx)           (x.xx)          (x.xx)                (x.xx)
                                                             -------          -------         -------       ---------------
Net gains on securities (both realized and unrealized)         (x.xx)           (x.xx)          (x.xx)                (x.xx)
                                                             -------          -------         -------       ---------------
Total from investment operations                               (x.xx)           (x.xx)          (x.xx)                (x.xx)
                                                             -------          -------         -------       ---------------
Distributions from net realized gains                          (x.xx)           (x.xx)          (x.xx)                (x.xx)
                                                             -------          -------         -------       ---------------
Net asset value, end of period                               $ xx.xx          $ xx.xx         $ xx.xx       $         xx.xx
                                                             =======          =======         =======       ===============
Total return (a)                                               (x.xx)%          (x.xx)%         (x.xx)%               (x.xx)%
                                                             =======          =======         =======       ===============

Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $xx,xxx          $xx,xxx         $xx,xxx       $        xx,xxx
                                                             =======          =======         =======       ===============
Ratio of expenses to average net assets (b)                     x.xx%(c)(d)      x.xx%           x.xx%                 x.xx%
                                                             =======          =======         =======       ===============
Ratio of net investment income (loss) to average net assets    (x.xx)%(c)       (x.xx)%         (x.xx)%               (x.xx)%
                                                             =======          =======         =======       ===============
Portfolio turnover rate                                           xx%              xx%             xx%                   xx%
                                                             =======          =======         =======       ===============

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX. (X.XX)% for 1998-1994.

SHAREHOLDER INFORMATION FOR ADVISOR CLASS SHARES
-------------------------------------------------------------------------------
PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any AIM Fund, your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

There are several ways you can purchase your shares. You can make direct purchases or select from two automatic investment methods.

DIRECT PURCHASES



                                     OPENING AN ACCOUNT                        ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant       Contact your financial consultant.        Same

By Mail                              Must be submitted by your financial       Mail your check and the remittance
                                     consultant.                               slip from your confirmation
                                                                               statement to the transfer agent.
                                                                               A I M Fund Services, Inc., P.O. Box
                                                                               4739
                                                                               Houston, TX  77210-4739

By Wire                              Your financial consultant must mail a     Call the transfer agent to receive a
                                     completed account application to the      reference number.  Then, use the
                                     transfer agent.  You or your financial    wire instructions at left.
                                     consultant may call the transfer agent
                                     at (800) 959-4246 to receive a
                                     reference number.  Then, use the
                                     following wire instructions:

                                     Beneficiary Bank ABA/Routing #:           113000609
                                     Beneficiary Account Number:               00100366807
                                     Beneficiary Account Name:                 A I M Fund Services, Inc.
                                     RFB:                                      Fund Name, Reference #
                                     OBI:                                      Your Name, Account #


By AIM Bank                          Open your account using one of the        Mail completed AIM Bank Connection(sm)
Connection(sm)                       methods described above.                  form to the transfer agent.  Once the
                                                                               transfer agent has received the form,
                                                                               call the transfer agent to place your
                                                                               purchase order.


SPECIAL PLANS

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2)  Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the Program at any time on 60 days' prior written notice.

The distributor and its agents reserve the right at any time to (1) reject or cancel any part of any purchase or exchange order; (2) modify any terms or conditions of purchase of shares of any AIM Fund; or (3) withdraw all or any part of the offering made by this Prospectus.

REDEEMING SHARES

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.


HOW TO REDEEM SHARES
-------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant.         Contact your financial consultant.

By Mail                                 Send a written request to the transfer agent.  Requests must include (1)
                                        original signatures of all registered owners; (2) the name of the AIM
                                        Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below).  The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.

By Telephone                            Call the transfer agent.  You will be allowed to redeem by telephone if
                                        (1) the proceeds are to be mailed to the address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                                        (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have not previously declined the telephone redemption privilege. The transfer agent must receive your call during the hours the NYSE is open for business in order to effect the redemption at that day's closing price.
-------------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)  the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

[IF AN AIM FUND DETERMINES THAT YOU HAVE PROVIDED INCORRECT INFORMATION IN OPENING AN ACCOUNT OR IN THE COURSE OF CONDUCTING SUBSEQUENT TRANSACTIONS, THE AIM FUND MAY, IN ITS DISCRETION, REDEEM THE ACCOUNT AND DISTRIBUTE THE PROCEEDS TO YOU.]

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

o Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

GENERAL INFORMATION
-------------------------------------------------------------------------------

PRICING OF SHARES

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Long-term capital gain distributions are taxable as long-term capital gains when distributed to you, no matter how long you held your shares. Different rates of tax may apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the funds performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 347-4246

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET: http://www.aimfunds.com (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.




AIM Global Government Income Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]




AIM GLOBAL GROWTH & INCOME FUND
                                                                      PROSPECTUS
                                                                   MARCH 1, 1999


AIM Global Growth & Income Fund seeks to provide growth of capital together with current income.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

      AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED
   WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE
                 WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND STRATEGIES......................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................3
PERFORMANCE INFORMATION..................................................................................5
         ANNUAL TOTAL RETURNS............................................................................5
         PERFORMANCE TABLE...............................................................................5
FEE TABLE AND EXPENSE EXAMPLE............................................................................6
         FEE TABLE.......................................................................................6
         EXPENSE EXAMPLE.................................................................................6
FUND MANAGEMENT..........................................................................................7
         THE ADVISOR AND SUBADVISOR......................................................................7
         ADVISOR COMPENSATION............................................................................7
         PORTFOLIO MANAGERS..............................................................................7
OTHER INFORMATION........................................................................................8
         DIVIDENDS AND DISTRIBUTIONS.....................................................................8
FINANCIAL HIGHLIGHTS.....................................................................................9
SHAREHOLDER INFORMATION................................................................................A-1
         CHOOSING A SHARE CLASS........................................................................A-1
         PURCHASING SHARES.............................................................................A-4
         REDEEMING SHARES..............................................................................A-6
         EXCHANGING SHARES.............................................................................A-9
         PRICING OF SHARES............................................................................A-11
         TAXES........................................................................................A-11
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE








The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is growth of capital together with current income.

The fund seeks to achieve its objective by investing at least 65% of its total assets in a combination of blue-chip equity securities and high-quality government bonds of U.S. and foreign issuers. "Blue chip" equity securities are those which (i) offered, during the issuer's most recent fiscal year, an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital World Index, and (ii) are issued by a company with total equity market capitalization of at least $1 billion. High-quality government bonds are rated within one of the two highest ratings categories of Moody's Investors Service, Inc. or Standard & Poor's, or are deemed by INVESCO Asset Management Ltd., the fund's subadvisor, to be of comparable quality.

The fund may invest up to 35% of its total assets in other equity securities and government and corporate debt securities that are investment grade, i.e., rated within one of the four highest ratings categories of Moody's or S&P, or are deemed by the fund's subadvisor to be of comparable quality. The fund may purchase debt obligations issued or guaranteed by the U.S. or foreign governments, including foreign states, provinces or municipalities, or their agencies, authorities or instrumentalities and debt obligations of supranational organizations, such as the World Bank. The fund will normally invest in securities of issuers in at least three countries, including the United States, and the fund may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund may not invest more than 40% of its assets in securities of issuers in any one country, other than the U.S. The fund may invest up to 100% of its total assets in either equity or debt securities in response to general economic changes and market conditions around the world.

The portfolio managers allocate assets among securities of countries and in currency denominations where opportunities for meeting the fund's investment objective are expected to be the most attractive. The portfolio managers consider fundamental economic strength, credit quality, and currency and interest rate trends in emphasizing various country, geographic, and industry sectors within the fund. Further, the portfolio managers select particular issuers based on additional economic and countries criteria such as yield, maturity, issue classification, and quality characteristics. Currency investments are based on economic factors (such as relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status, and economic policies) and on political and technical data. The portfolio managers usually sell a particular security when any of those factors materially changes.

The fund is a non-diversified portfolio, which means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk.

In addition, the prices of securities issued by foreign issuers may be further affected by other factors, including

o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the fund or may affect companies in which the fund may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[INFORMATION TO BE PROVIDED BY GARY WENDLER'S GROUP]
PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares from year to year over a 4-year period. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[BAR CHART TO BE REVISED -  DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]

                        AIM GLOBAL GROWTH & INCOME FUND

                                           Annual
            Year Ended                     Total
            December 31                    Return
            -----------                    ------
            1991 ........................  19.14%
            1992 ........................   2.57%
            1993 ........................  27.36%
            1994 ........................  -3.57%
            1995 ........................  15.32%
            1996 ........................  17.02%
            1997 ........................  18.16%
            1998 ........................       %

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]


During the 4-year period shown in the bar chart, the highest quarterly return was [___________%] (quarter ended [______________________]) and the lowest quarterly return was[_______%] (quarter ended [_______________________]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.




---------------------------------------------------------------------------------------------------

                Average Annual
                 Total Returns
            (for the periods ending
               December 31, 1998)                    1 Year          5 Years          10 Years
---------------------------------------------------------------------------------------------------

Class A*                                              [   ]%           [   ]%           [   ]%
---------------------------------------------------------------------------------------------------

Class B **                                            [   ]            [   ]            [   ]
---------------------------------------------------------------------------------------------------

MSCI World Index***                                   [   ]            [   ]            [   ]
---------------------------------------------------------------------------------------------------

*    Class A returns are since inception (         ).
**   Class B returns are since inception (         ).
** The Morgan Stanley Capital International World Index measures performance for twenty-two developed country global stock markets. The index is capitalization weighted. Companies included in the index replicate the industry composition of each local market and, in addition, represent a sampling of large, medium and small capitalization companies from each local market, taking into account the stocks' liquidity.

[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                              Class A  Class B  Class C
                                                              -------  -------  -------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                    4.75%     None     None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)              None(1)   5.00     1.00
Annual Fund Operating Expenses
       (expenses that are deducted from fund assets)

     Management Fees(2)                                            %         %        %
                                                               ----      ----     ----
     Distribution and/or Service (12b-1) Fees
                                                               ----      ----     ----
     Other Expenses:
       Transfer agent fees and costs
                                                               ----      ----     ----
       Other
                                                               ----      ----     ----
       Total Other Expenses
                                                               ----      ----     ----
Total Annual Fund Operating Expenses
                                                               ----      ----     ----

-------------------
[(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           [$                 $               $                 $
Class B           [$                 $               $                 $
Class C           [$                 $               $                 $

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           [$                 $               $                 $
Class B           [$                 $               $                 $
Class C           [$                 $               $                 $        ]

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment adviser. INVESCO Asset Management Ltd., (the subadvisor), an affiliate of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 50 California Street, 27th Floor, San Francisco, California 94111 and 1166 Avenue of the Americas, New York, New York 10036. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976, and the subadvisor has acted as an investment adviser since its organization in [1969]. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of _______% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of the subadvisor, are

o Paul Griffiths, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1994. He has been Head of Global Fixed Income and Portfolio Manager for the subadvisor and INVESCO GT Asset Management PLC (London) ("GT London") since June 1997. From 1994 to 1997, he was Portfolio Manager. From 1993 to 1994, he was Global Bond Fund Manager for Lazard Investors. He was Global Bond Fund Manager for Sanwa International PLC from 1991 to 1993.

o Michael Lindsell, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992. He has been Head of Investment Strategy for Global Equities and Portfolio Manager for the subadvisor and GT London since 1996. From 1992 to 1996, he was Chief Investment Officer for Japan and Portfolio Manager for INVESCO GT Asset Management Asia Ltd. (Hong Kong) ("GT Asia") and for the subadvisor. Prior thereto, he was Director of Warburg Asset Management (Tokyo). GT London and GT Asia are affiliates of the subadvisor.

o John Nadell, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994. He has been Portfolio Manager for the subadvisor since July 1998 and for INVESCO GT Asset Management Japan Ltd. (Tokyo) ("GT Tokyo") since 1996. In 1995 he joined GT Tokyo as an Investment Analyst. From 1990 to 1994, he was an Investment Analyst at Pacific Equity Management (Oakland, California). GT Tokyo is also an affiliate of the subadvisor.

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information -- Choosing a Share Class" section of this prospectus.


DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, quarterly.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

[FINANCIAL HIGHLIGHTS BELOW ARE FOR CLASS A AND CLASS B FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]

                                                                ------------------------------------------------------------------
                                                                                              Class A
                                                                ------------------------------------------------------------------
                                                                  1998           1997           1996           1995          1994
                                                                -------         -------       -------        -------       -------

Net asset value, beginning of period                            $ xx.xx         $ xx.xx       $ xx.xx        $ xx.xx       $ xx.xx
                                                                -------         -------       -------        -------       -------
Income from investment operations:
  Net investment income (loss)                                    (x.xx)          (x.xx)        (x.xx)         (x.xx)        (x.xx)
                                                                -------         -------       -------        -------       -------
  Net gains on securities (both realized and unrealized)          (x.xx)          (x.xx)        (x.xx)         (x.xx)        (x.xx)
                                                                -------         -------       -------        -------       -------
    Total from investment operations                              (x.xx)          (x.xx)        (x.xx)         (x.xx)        (x.xx)
                                                                -------         -------       -------        -------       -------
Distributions from net realized gains                             (x.xx)          (x.xx)        (x.xx)         (x.xx)        (x.xx)
                                                                -------         -------       -------        -------       -------
Net asset value, end of period                                  $ xx.xx         $ xx.xx       $ xx.xx        $ xx.xx       $ xx.xx
                                                                -------         -------       -------        -------       -------
Total return(a)                                                   (x.xx)%         (x.xx)%       (x.xx)%        (x.xx)%       (x.xx)%
                                                                -------         -------       -------        -------       -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $xx,xxx         $xx,xxx       $xx,xxx        $xx,xxx       $xx,xxx
                                                                -------         -------       -------        -------       -------
Ratio of expenses to average net assets(b)                         x.xx%(c)(d)     x.xx%         x.xx%          x.xx%         x.xx%
                                                                -------         -------       -------        -------       -------
Ratio of net investment income (loss) to average net assets(e)    (x.xx)%(c)      (x.xx)%       (x.xx)%        (x.xx)%       (x.xx)%
                                                                -------         -------       -------        -------       -------
Portfolio turnover rate                                              xx%             xx%           xx%            xx%           xx%
                                                                -------         -------       -------        -------       -------

(a) Does not deduct sales charges and are not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.

(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.

(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.

(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

                                                                ------------------------------------------------------------------
                                                                                             Class B
                                                                ------------------------------------------------------------------
                                                                 1998            1997          1996           1995           1994
                                                                -------         -------       -------        -------       -------

Net asset value, beginning of period                            $ xx.xx         $ xx.xx       $ xx.xx        $ xx.xx       $ xx.xx
                                                                -------         -------       -------        -------       -------
Income from investment operations:
  Net investment income (loss)                                    (x.xx)          (x.xx)        (x.xx)         (x.xx)        (x.xx)
                                                                -------         -------       -------        -------       -------
  Net gains on securities (both realized and unrealized)          (x.xx)          (x.xx)        (x.xx)         (x.xx)        (x.xx)
                                                                -------         -------       -------        -------       -------
    Total from investment operations                              (x.xx)          (x.xx)        (x.xx)         (x.xx)        (x.xx)
                                                                -------         -------       -------        -------       -------
Distributions from net realized gains                             (x.xx)          (x.xx)        (x.xx)         (x.xx)        (x.xx)
                                                                -------         -------       -------        -------       -------
Net asset value, end of period                                  $ xx.xx         $ xx.xx       $ xx.xx        $ xx.xx       $ xx.xx
                                                                -------         -------       -------        -------       -------
Total return(a)                                                   (x.xx)%         (x.xx)%       (x.xx)%        (x.xx)%       (x.xx)%
                                                                -------         -------       -------        -------       -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $xx,xxx         $xx,xxx       $xx,xxx        $xx,xxx       $xx,xxx
                                                                -------         -------       -------        -------       -------
Ratio of expenses to average net assets(b)                         x.xx%(c)(d)     x.xx%         x.xx%          x.xx%         x.xx%
                                                                -------         -------       -------        -------       -------
Ratio of net investment income (loss) to average net assets(e)    (x.xx)%(c)      (x.xx)%       (x.xx)%        (x.xx)%       (x.xx)%
                                                                -------         -------       -------        -------       -------
Portfolio turnover rate                                              xx%             xx%           xx%            xx%           xx%
                                                                -------         -------       -------        -------       -------

(a) Does not deduct sales charges and are not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.

(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.

(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.

(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

SHAREHOLDER INFORMATION

Choosing a Share Class

Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                    CLASS B                            CLASS C

o    Initial sales charge  o    No initial sales charge       o    No initial sales charge

o    Reduced or            o    Contingent deferred           o    Contingent deferred
     waived initial             sales charge on                    sales charge on
     sales charge for           redemptions within                 redemptions within
     certain purchases          six years                          one year

o    Lower distribution    o    12b-1 fee of 1.00%            o    12b-1 fee of 1.00%
     and service (12b-1)
     fee than Class B or
     Class C shares
     (See "Fee Table       o    Converts to Class A           o    Does not convert to
     and Expense                shares after eight years           Class A shares
     Example")                  along with a pro rata
                                portion of its reinvested
                                dividends and distributions*

o    Generally more        o    Purchase orders limited        o    Generally more
     appropriate for long-      to amounts less than                appropriate for short-
     term investors             $250,000                            term investors


* If you held Class B shares of AIM Global Trends Fund on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

Initial Sales Charges

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I Initial Sales Charges
--------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

             Less than $   25,000       5.50%               5.82%
$ 25,000 but less than $   50,000       5.25                5.54
$ 50,000 but less than $  100,000       4.75                4.99
$100,000 but less than $  250,000       3.75                3.90
$250,000 but less than $  500,000       3.00                3.09
$500,000 but less than $1,000,000       2.00                2.04


CATEGORY II Initial Sales Charges
---------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

              Less than $   50,000        4.75%            4.99%
$  50,000 but less than $  100,000        4.00             4.17
$ 100,000 but less than $  250,000        3.75             3.90
$ 250,000 but less than $  500,000        2.50             2.56
$ 500,000 but less than $1,000,000        2.00             2.04


CATEGORY III Initial Sales Charges
----------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------


             Less than $ 100,000       1.00%                1.01%
$100,000 but less than $ 250,000       0.75                 0.76
$250,000 but less than $1,000,000      0.50                 0.50


Contingent Deferred Sales Charges for Class A Shares

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

Contingent Deferred Sales Charges for Class B and Class C Shares

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


                                     CLASS B                   CLASS C
                              CDSC AS A PERCENTAGE      CDSC AS A PERCENTAGE
                                OF DOLLAR AMOUNT          OF DOLLAR AMOUNT
  YEAR SINCE PURCHASE MADE      SUBJECT TO CHARGE         SUBJECT TO CHARGE
  ------------------------      -----------------         -----------------

            First                      5%                        1%
           Second                      4%                       None
            Third                      3%                       None
           Fourth                      3%                       None
            Fifth                      2%                       None
            Sixth                      1%                       None
    Seventh and following             None                      None


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Reduced Sales Charges

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

Initial Sales Charge Exceptions

You will not pay initial sales charges

o     on shares purchased by reinvesting dividends and distributions;

o     when exchanging shares among certain AIM Funds;

o     when using the reinstatement privilege; and

o when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

Contingent Deferred Sales Charge (CDSC) Exceptions

You will not pay a CDSC

o     if you redeem Class B shares you held for more than six years;

o     if you redeem Class C shares you held for more than one year;

o if you redeem shares acquired through reinvestment of dividends and distributions; and

o     on increases in the net asset value of your shares.

There may be other situations in which you or other shareholders may be able to purchase or redeem shares at reduced or without sales charges. You should consult the fund's Statement of Additional Information for details regarding these situations.

Purchasing Shares

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


-------------------------------------------------------------------------------------------------------------------------
                                   Type of Account                                        Initial          Additional
                                                                                        Investments       Investments
-------------------------------------------------------------------------------------------------------------------------

Savings Plans (money-purchase/profit sharing plans, 401(k) plans, Simplified            $0 ($25 per          $25
Employee Pension (SEP) accounts, Salary Reduction (SARSEP) accounts, Savings            AIM Fund
Incentive Match Plans for Employee IRA (Simple IRA) accounts, 403(b) or 457             investment
plans)                                                                                  for salary
                                                                                        deferrals
                                                                                        from Savings
                                                                                        Plans)
-------------------------------------------------------------------------------------------------------------------------
Automatic Investment Plans                                                              $50                  $50
-------------------------------------------------------------------------------------------------------------------------
IRA, Education IRA or Roth IRA                                                          $250                 $50
-------------------------------------------------------------------------------------------------------------------------
All other accounts                                                                      $500                 $50
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

There are several ways you can purchase your shares. You can make direct purchases or select from one of three automatic investment methods.

DIRECT PURCHASES


                      Opening An Account                                            Adding to An Account

Through a
Financial
Consultant            Contact your financial consultant.                            Same

By Mail               Mail completed Account                                   Mail your check and the
                      Application and purchase payment to the transfer agent,       remittance slip from
                      A I M Fund Services, Inc., P.O. Box 4739,                     your confirmation statement
                      Houston, TX 77210-4739.                                       to the transfer agent.

By Wire               Mail completed Account                                        Call the transfer agent to
                      Application to the transfer agent.                            receive a reference number.
                      Call the transfer agent at                                    Then, use the wire
                      (800) 959-4246 to receive a reference number.                 instructions at left.
                      Then, use the following wire instructions:

                      Beneficiary Bank ABA/Routing #:113000609
                      Beneficiary Account Number:    00100366807
                      Beneficiary Account Name:      A I M Fund Services, Inc.
                      RFB:                           Fund Name, Reference #
                      OBI:                           Your Name, Account #

By AIM Bank
Connection(sm)        Open your account using one of the methods described          Mail completed AIM Bank
                      above.                                                        Connection(sm) form to the
                                                                                    transfer agent.  Once
                                                                                    the transfer agent has
                                                                                    received the form, call the
                                                                                    transfer agent to place your
                                                                                    purchase.


SPECIAL PLANS

Automatic Investment Plan

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration and in the same class of shares. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the

10th or 25th day of the month in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested at net asset value in certain AIM Funds without paying a sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions
(1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2)   Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

Retirement Plans

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

Redeeming Shares

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES


Through a
Financial Consultant           Contact your financial consultant.

By Mail                        Send a written request to the transfer agent.
                               Requests must include (1) original signatures of all registered owners; (2) the name of the AIM
                               Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.
                               If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan.
                               Contact your employer for details.

By Telephone                   Call the transfer agent. You will be allowed to
                               redeem by telephone if (1) the proceeds are to be
                               mailed to the address on record with us or
                               transferred electronically to a pre-authorized
                               checking account; (2) the address on record with
                               us has not been changed within the last thirty
                               days; (3) you do not hold physical share
                               certificates; (4) you can provide proper
                               identification information; (5) the proceeds of
                               the redemption do not exceed $50,000; and (6) you
                               have not previously declined the telephone
                               redemption privilege. Certain accounts, including
                               retirement accounts and 403(b) plans, may not
                               redeem by telephone. The transfer agent must
                               receive your call during the hours the NYSE is
                               open for business in order to effect the
                               redemption at that day's closing price.


TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Payment for Systematic Withdrawals

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

Redemptions by Check (Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)   the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax- Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year and it may have tax consequences.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

You will not pay a sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
         Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

         (a)  one another;

         (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

         (c)  Class A shares of another AIM Fund, but only if

              (i)  you acquired the original shares before May 1, 1994; or

              (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

         (a)  one another;

         (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

              (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

              (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

         (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o     Shares must have been held for at least one day prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

Pricing of Shares

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:            A I M Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 347-4246

BY E-MAIL:          general@aimfunds.com

ON THE INTERNET:    http://www.aimfunds.com (prospectuses and annual and
                    semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.














AIM Global Growth & Income Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]
ADVISOR CLASS



AIM GLOBAL GROWTH & INCOME FUND
                                                                   PROSPECTUS
                                                                   MARCH 1, 1999


AIM Global Growth & Income Fund seeks to provide growth of capital together with current income.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO
                   TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND STRATEGIES............................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.......................................3
PERFORMANCE INFORMATION........................................................5
         ANNUAL TOTAL RETURNS..................................................5
         PERFORMANCE TABLE.....................................................5
FEE TABLE AND EXPENSE EXAMPLE..................................................6
         FEE TABLE.............................................................6
         EXPENSE EXAMPLE.......................................................6
FUND MANAGEMENT................................................................7
         THE ADVISOR AND SUBADVISOR............................................7
         ADVISOR COMPENSATION..................................................7
         PORTFOLIO MANAGERS....................................................7
OTHER INFORMATION..............................................................8
         DIVIDENDS AND DISTRIBUTIONS...........................................8
FINANCIAL HIGHLIGHTS...........................................................9
SHAREHOLDER INFORMATION......................................................A-1
         PURCHASING SHARES...................................................A-1
         REDEEMING SHARES....................................................A-3
         EXCHANGING SHARES...................................................A-5
         PRICING OF SHARES...................................................A-6
         TAXES...............................................................A-6
OBTAINING ADDITIONAL INFORMATION.................................BACK COVER PAGE









The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is growth of capital together with current income.

The fund seeks to achieve its objective by investing at least 65% of its total assets in a combination of blue-chip equity securities and high-quality government bonds of U.S. and foreign issuers. "Blue chip" equity securities are those which (i) offered, during the issuer's most recent fiscal year, an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital World Index, and (ii) are issued by a company with total equity market capitalization of at least $1 billion. High-quality government bonds are rated within one of the two highest ratings categories of Moody's Investors Service, Inc. or Standard & Poor's, or are deemed by INVESCO Asset Management Ltd., the fund's subadvisor, to be of comparable quality.

The fund may invest up to 35% of its total assets in other equity securities and government and corporate debt securities that are investment grade, i.e., rated within one of the four highest ratings categories of Moody's or S&P, or are deemed by the fund's subadvisor to be of comparable quality. The fund may purchase debt obligations issued or guaranteed by the U.S. or foreign governments, including foreign states, provinces or municipalities, or their agencies, authorities or instrumentalities and debt obligations of supranational organizations, such as the World Bank. The fund will normally invest in securities of issuers in at least three countries, including the United States, and the fund may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund may not invest more than 40% of its assets in securities of issuers in any one country, other than the U.S. The fund may invest up to 100% of its total assets in either equity or debt securities in response to general economic changes and market conditions around the world.

The portfolio managers allocate assets among securities of countries and in currency denominations where opportunities for meeting the fund's investment objective are expected to be the most attractive. The portfolio managers consider fundamental economic strength, credit quality, and currency and interest rate trends in emphasizing various country, geographic, and industry sectors within the fund. Further, the portfolio managers select particular issuers based on additional economic and countries criteria such as yield, maturity, issue classification, and quality characteristics. Currency investments are based on economic factors (such as relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status, and economic policies) and on political and technical data. The portfolio managers usually sell a particular security when any of those factors materially changes.

The fund is a non-diversified portfolio, which means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk. In addition, the prices of securities issued by foreign issuers may be further affected by other factors, including

o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. The value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the fund or may affect companies in which the fund may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[INFORMATION TO BE PROVIDED BY GARY WENDLER'S GROUP]
PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year over a 4-year period.

[BAR CHART TO BE REVISED -  DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]




[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]

                        AIM GLOBAL GROWTH & INCOME FUND
                                (Advisor

                                           Annual
            Year Ended                     Total
            December 31                    Return
            -----------                    ------
            1996 ........................  17.42%
            1997 ........................  18.38%
            1998 ........................       %

During the 4-year period shown in the bar chart, the highest quarterly return was [___________%] (quarter ended [_____]) and the lowest quarterly return was [_________%] (quarter ended [___________]

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.


---------------------------------------------------------------------------------------------------
         Average Annual Total Returns
  (for the periods ending December 31, 1998)
                                                     1 Year          5 Years          10 Years
---------------------------------------------        ------          -------          --------
Advisor Class*                                        [ ]%             [ ]%             [ ]%
                                                     ------          -------          --------
MSCI World Index**                                    [ ]              [ ]              [ ]
---------------------------------------------------------------------------------------------------

*    Advisor Class returns are since inception (6/1/95).
** The Morgan Stanley Capital International World Index measures performance for twenty-two developed country global stock markets. The index is capitalization weighted. Companies included in the index replicate the industry composition of each local market and, in addition, represent a sampling of large, medium and small capitalization companies from each local market, taking into account the stocks' liquidity.

[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


                                                                       Advisor Class
                                                                       -------------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                            None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                      None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees (1)                                               0.97%
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses:
       Transfer agent fees and costs                                    ---
       Other                                                            ---
       Total Other Expenses                                             ---
     Total Annual Fund Operating Expenses                               ---

-------------------
[(1) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year. As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.]

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [ $                $               $                 $

You would pay the following expenses if you did not redeem your shares:


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [ $                $               $                 $

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment adviser. INVESCO Asset Management Ltd. (the subadvisor), an affiliate of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 11 Devonshire Square, London, EC2M 4YR, England. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976, and the subadvisor has acted as an investment adviser since its organization in __________ . Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of _________ % of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of the subadvisor, are

o Paul Griffiths, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1994. He has been Head of Global Fixed Income and Portfolio Manager for INVESCO (NY), Inc. and INVESCO GT Asset Management PLC (London) (AGT London@) since June 1997. From 1994 to 1997, he was Portfolio Manager. From 1993 to 1994, he was Global Bond Fund Manager for Lazard Investors. He was Global Bond Fund Manager for Sanwa International PLC from 1991 to 1993.

o Michael Lindsell, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992. He has been Head of Investment Strategy for Global Equities and Portfolio Manager for the subadvisor and GT London since 1996. From 1992 to 1996, he was Chief Investment Officer for Japan and Portfolio Manager for INVESCO GT Asset Management Asia Ltd. (Hong Kong) (AGT Asia@) and for the subadvisor. Prior thereto, he was Director of Warburg Asset Management (Tokyo).

o John Nadell, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994. He has been Portfolio Manager for the subadvisor since July 1998 and for INVESCO GT Asset Management Japan Ltd. (Tokyo) ("GT Tokyo") since 1996. In 1995, he joined GT Tokyo as an Investment Analyst. From 1990 to 1994, he was an Investment Analyst at Pacific Equity Management (Oakland, California).

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, quarterly.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

[FINANCIAL HIGHLIGHTS BELOW ARE FOR CLASS A AND CLASS B FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]

                                                               ---------------------------------------------------------
                                                                                         Advisor
                                                               ---------------------------------------------------------
                                                                                                           June 1, 1995
                                                                                                               to
                                                                  1998            1997           1996      Oct. 31, 1995
                                                               --------         --------       --------    -------------
Net asset value, beginning of period                           $  xx.xx         $  xx.xx       $  xx.xx    $       xx.xx
                                                               --------         --------       --------    -------------
Income from investment operations:
Net investment income (loss)                                      (x.xx)           (x.xx)         (x.xx)           (x.xx)
                                                               --------         --------       --------    -------------
Net gains on securities (both realized and unrealized)            (x.xx)           (x.xx)         (x.xx)           (x.xx)
                                                               --------         --------       --------    -------------
Total from investment operations                                  (x.xx)           (x.xx)         (x.xx)           (x.xx)
                                                               --------         --------       --------    -------------
Distributions from net realized gains                             (x.xx)           (x.xx)         (x.xx)           (x.xx)
                                                               --------         --------       --------    -------------
Net asset value, end of period                                 $  xx.xx         $  xx.xx       $  xx.xx    $       xx.xx
                                                               ========         ========       ========    =============
Total return (a)                                                  (x.xx)%          (x.xx)%        (x.xx)%          (x.xx)%
                                                               ========         ========       ========    =============

Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ xx,xxx         $ xx,xxx       $ xx,xxx    $      xx,xxx
                                                               ========         ========       ========    =============
Ratio of expenses to average net assets (b)                        x.xx% (c)(d)     x.xx%          x.xx%            x.xx%
                                                               ========         ========       ========    =============
Ratio of net investment income (loss) to average net assets       (x.xx)% (c)      (x.xx)%        (x.xx)%          (x.xx)%
                                                               ========         ========       ========    =============
Portfolio turnover rate                                              xx%              xx%            xx%              xx%
                                                               ========         ========       ========    =============

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c)  Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

SHAREHOLDER INFORMATION FOR ADVISOR CLASS SHARES
-------------------------------------------------------------------------------
PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any AIM Fund, your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

There are several ways you can purchase your shares. You can make direct purchases or select from two automatic investment methods.

DIRECT PURCHASES



                                     OPENING AN ACCOUNT                        ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant       Contact your financial consultant.        Same

By Mail                              Must be submitted by your financial       Mail your check and the remittance
                                     consultant.                               slip from your confirmation
                                                                               statement to the transfer agent.
                                                                               A I M Fund Services, Inc., P.O. Box
                                                                               4739
                                                                               Houston, TX  77210-4739

By Wire                              Your financial consultant must mail a     Call the transfer agent to receive a
                                     completed account application to the      reference number.  Then, use the
                                     transfer agent.  You or your financial    wire instructions at left.
                                     consultant may call the transfer agent
                                     at (800) 959-4246 to receive a
                                     reference number.  Then, use the
                                     following wire instructions:

                                     Beneficiary Bank ABA/Routing #:           113000609
                                     Beneficiary Account Number:               00100366807
                                     Beneficiary Account Name:                 A I M Fund Services, Inc.
                                     RFB:                                      Fund Name, Reference #
                                     OBI:                                      Your Name, Account #


By AIM Bank                          Open your account using one of the        Mail completed AIM Bank Connection(sm)
Connection(sm)                       methods described above.                  form to the transfer agent.  Once the
                                                                               transfer agent has received the form,
                                                                               call the transfer agent to place your
                                                                               purchase order.


SPECIAL PLANS

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2)  Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the Program at any time on 60 days' prior written notice.

The distributor and its agents reserve the right at any time to (1) reject or cancel any part of any purchase or exchange order; (2) modify any terms or conditions of purchase of shares of any AIM Fund; or (3) withdraw all or any part of the offering made by this Prospectus.

REDEEMING SHARES

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.


HOW TO REDEEM SHARES
-------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant.         Contact your financial consultant.

By Mail                                 Send a written request to the transfer agent.  Requests must include (1)
                                        original signatures of all registered owners; (2) the name of the AIM
                                        Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below).  The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.

By Telephone                            Call the transfer agent.  You will be allowed to redeem by telephone if
                                        (1) the proceeds are to be mailed to the address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                                        (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have not previously declined the telephone redemption privilege. The transfer agent must receive your call during the hours the NYSE is open for business in order to effect the redemption at that day's closing price.
-------------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)  the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

[IF AN AIM FUND DETERMINES THAT YOU HAVE PROVIDED INCORRECT INFORMATION IN OPENING AN ACCOUNT OR IN THE COURSE OF CONDUCTING SUBSEQUENT TRANSACTIONS, THE AIM FUND MAY, IN ITS DISCRETION, REDEEM THE ACCOUNT AND DISTRIBUTE THE PROCEEDS TO YOU.]

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

o Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

GENERAL INFORMATION
-------------------------------------------------------------------------------

PRICING OF SHARES

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Long-term capital gain distributions are taxable as long-term capital gains when distributed to you, no matter how long you held your shares. Different rates of tax may apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 347-4246

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET:  http://www.aimfunds.com (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM Global Growth & Income Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]




AIM GLOBAL HEALTH CARE FUND
                                                                   PROSPECTUS
                                                                   MARCH 1, 1999


AIM Global Health Care Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS


Investment Objective and Strategies .......................................3
Principal Risks of Investing in the Fund ..................................3
Performance Information ...................................................5
     Annual Total Returns .................................................5
     Performance Table ....................................................6
Fee Table and Expense Example .............................................7
     Fee Table ............................................................7
     Expense Example ......................................................8
Fund Management ...........................................................9
     The Advisor ..........................................................9
     Advisor Compensation .................................................9
     Portfolio Managers ...................................................9
Other Information ........................................................10
     Initial Sales Charges for Class A Shares ............................10
     Dividends and Distributions .........................................10
Financial Highlights .....................................................11
Shareholder Information .................................................A-1
     Choosing a Share Class .............................................A-1
     Purchasing Shares ..................................................A-1
     Redeeming Shares ...................................................A-3
     Exchanging Shares ..................................................A-5
     Pricing of Shares ..................................................A-6
     Taxes ..............................................................A-6
Obtaining Additional Information ............................Back Cover Page





The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long term growth of capital.

The fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities of domestic and foreign health care companies. The fund considers a "health care company" to be one that (i) derives at least 50% of its revenues or earnings from health care activities, or (ii) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities). The fund may invest up to 35% of its assets in debt securities issued by health care companies, or equity and debt securities of other companies the fund's portfolio managers believe will benefit from developments in the health care industries.

The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will not invest more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.

The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers usually sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective. The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the common stocks in which the fund invests. The price of common stock rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting the health care industry, such as substantial government regulation. Government regulation may, among other things, impact the demand for products and services offered by health care companies. Furthermore, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations. Because the fund focuses its investments in the health care industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

In addition, the prices of securities issued by foreign issuers may be further affected by other factors, including

o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the fund or may affect companies in which the fund may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The funds past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the funds Class A shares from year to year over a 10-year period. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                                Annual
                                                Total
Year Ended December 31                          Return
----------------------                          ------
1989 .......................................... 38.03%
1990 .......................................... (4.10)%
1991 .......................................... 70.41%
1992 .......................................... 15.03%
1993 .......................................... 17.29%
1994 ..........................................  1.30%
1995 .......................................... 35.45%
1996 .......................................... 16.27%
1997 .......................................... 12.92%

During the 5-year period shown in the bar chart, the highest quarterly return
was [      ]% (quarter ended [             ]) and the lowest quarterly return
was [       ]% (quarter ended [              ]).

[BAR CHART TO BE REVISED - DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.

------------------------------------------------------------------------------------
       Average Annual Total Returns
(for the periods ending December 31, 1997)

                                                       1 Year    5 Years    10 Years
------------------------------------------------------------------------------------
Class A*                                               [   ]%     [   ]%     [   ]%
------------------------------------------------------------------------------------
Class B**                                              [   ]      [   ]      [   ]
------------------------------------------------------------------------------------
MSCI Health & Personal Care***                         [   ]      [   ]      [   ]
------------------------------------------------------------------------------------

*        Class A returns are since inception ( / /94).
**       Class B returns are since inception ( / /94).
*** The MSCI Health and Personal Care Index is a market value-weighted average of the performance of 55 securities listed on major world stock exchanges. Index returns are given without dividend before December 1993 and with dividends after 1994.


[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                               Class A    Class B    Class C
                                                               -------    -------    -------
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)                              4.75%      None       None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, whichever is less)                        None(1)    5.00       1.00
Annual Fund Operating Expenses (expenses that are deducted from fund assets)

Management Fees(1)                                                0.97%      0.97%       ---%
Distribution and/or Service (12b-1) Fees                          0.50       1.00        ---
Other Expenses:
Transfer agent fees and costs                                      ---        ---        ---
Other                                                              ---        ---        ---
Total Other Expenses                                               ---        ---        ---
Total Annual Fund Operating Expenses                               ---        ---        ---


-------------------
(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund s Board of Directors. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                    1 Year            3 Years           5 Years          10 Years
                    ------            -------           -------          --------
Class A             [$                $                 $                $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

                    1 Year            3 Years           5 Years          10 Years
                    ------            -------           -------          --------
Class A             $                 $                 $                $
Class B
Class C                                                                         ]
Fund Management

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment adviser and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1997, the fund paid the advisor advisory fees of ___% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the fund's portfolio, is

o Michael Yellen, Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1994. From 1991 to 1994, he was a Securities Analyst and Co-Portfolio Manager for Franklin Resources, Inc. (San Mateo, CA).

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 4.75% initial sales charge as listed under the heading CATEGORY II Initial Sales Charges' in the "Shareholder Information -- Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

[FINANCIAL HIGHLIGHTS BELOW ARE FOR CLASS A AND CLASS B FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]

                                                                                              Class A
                                                                ----------------------------------------------------------------
                                                                  1998           1997            1996         1995        1994
                                                                -------         -------         -------     -------     --------
Net asset value, beginning of period                            $ xx.xx         $ xx.xx         $ xx.xx     $ xx.xx     $  xx.xx
-----------------------------------------------------------     -------         -------         -------     -------     --------
Income from investment operations:
Net investment income (loss)                                      (x.xx)          (x.xx)          (x.xx)      (x.xx)       (x.xx)
-----------------------------------------------------------     -------         -------         -------     -------     --------
Net gains on securities (both realized and unrealized)            (x.xx)          (x.xx)          (x.xx)      (x.xx)       (x.xx)
-----------------------------------------------------------     -------         -------         -------     -------     --------
Total from investment operations                                  (x.xx)          (x.xx)          (x.xx)      (x.xx)       (x.xx)
-----------------------------------------------------------     -------         -------         -------     -------     --------
Distributions from net realized gains                             (x.xx)          (x.xx)          (x.xx)      (x.xx)       (x.xx)
-----------------------------------------------------------     -------         -------         -------     -------     --------
Net asset value, end of period                                  $ xx.xx         $ xx.xx         $ xx.xx     $ xx.xx     $  xx.xx
-----------------------------------------------------------     -------         -------         -------     -------     --------
Total return (a)                                                  (x.xx)%         (x.xx)%         (x.xx)%     (x.xx)%      (x.xx)%
-----------------------------------------------------------     -------         -------         -------     -------     --------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $xx,xxx         $xx,xxx         $xx,xxx     $xx,xxx     $ xx,xxx
-----------------------------------------------------------     -------         -------         -------     -------     --------
Ratio of expenses to average net assets (b)                        x.xx%(c)(d)     x.xx%           x.xx%       x.xx%        x.xx%
-----------------------------------------------------------     -------         -------         -------     -------     --------
Ratio of net investment income (loss) to average net assets       (x.xx)%(c)      (x.xx)%         (x.xx)%     (x.xx)%      (x.xx)%
-----------------------------------------------------------     -------         -------         -------     -------     --------
Portfolio turnover rate                                              xx%             xx%             xx%         xx%          xx%
-----------------------------------------------------------     -------         -------         -------     -------     --------

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the radio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

                                                                                              Class B
                                                                ----------------------------------------------------------------
                                                                  1998           1997            1996         1995        1994
                                                                -------         -------         -------     -------     --------
Net asset value, beginning of period                            $ xx.xx         $ xx.xx         $ xx.xx     $ xx.xx     $  xx.xx
-----------------------------------------------------------     -------         -------         -------     -------     --------
Income from investment operations:
Net investment income (loss)                                      (x.xx)          (x.xx)          (x.xx)      (x.xx)       (x.xx)
-----------------------------------------------------------     -------         -------         -------     -------     --------
Net gains on securities (both realized and unrealized)            (x.xx)          (x.xx)          (x.xx)      (x.xx)       (x.xx)
-----------------------------------------------------------     -------         -------         -------     -------     --------
Total from investment operations                                  (x.xx)          (x.xx)          (x.xx)      (x.xx)       (x.xx)
-----------------------------------------------------------     -------         -------         -------     -------     --------
Distributions from net realized gains                             (x.xx)          (x.xx)          (x.xx)      (x.xx)       (x.xx)
-----------------------------------------------------------     -------         -------         -------     -------     --------
Net asset value, end of period                                  $ xx.xx         $ xx.xx         $ xx.xx     $ xx.xx     $  xx.xx
-----------------------------------------------------------     -------         -------         -------     -------     --------
Total return (a)                                                  (x.xx)%         (x.xx)%         (x.xx)%     (x.xx)%      (x.xx)%
-----------------------------------------------------------     -------         -------         -------     -------     --------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $xx,xxx         $xx,xxx         $xx,xxx     $xx,xxx     $ xx,xxx
-----------------------------------------------------------     -------         -------         -------     -------     --------
Ratio of expenses to average net assets (b)                        x.xx%(c)(d)     x.xx%           x.xx%       x.xx%        x.xx%
-----------------------------------------------------------     -------         -------         -------     -------     --------
Ratio of net investment income (loss) to average net assets       (x.xx)%(c)      (x.xx)%         (x.xx)%     (x.xx)%      (x.xx)%
-----------------------------------------------------------     -------         -------         -------     -------     --------
Portfolio turnover rate                                              xx%             xx%             xx%         xx%          xx%
-----------------------------------------------------------     -------         -------         -------     -------     --------

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the radio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

SHAREHOLDER INFORMATION

Choosing a Share Class

Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                    CLASS B                            CLASS C

o    Initial sales charge  o    No initial sales charge       o    No initial sales charge

o    Reduced or            o    Contingent deferred           o    Contingent deferred
     waived initial             sales charge on                    sales charge on
     sales charge for           redemptions within                 redemptions within
     certain purchases          six years                          one year

o    Lower distribution    o    12b-1 fee of 1.00%            o    12b-1 fee of 1.00%
     and service (12b-1)
     fee than Class B or
     Class C shares
     (See "Fee Table       o    Converts to Class A           o    Does not convert to
     and Expense                shares after eight years           Class A shares
     Example")                  along with a pro rata
                                portion of its reinvested
                                dividends and distributions*

o    Generally more        o    Purchase orders limited        o    Generally more
     appropriate for long-      to amounts less than                appropriate for short-
     term investors             $250,000                            term investors


* If you held Class B shares of AIM Global Trends Fund on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

Initial Sales Charges

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I Initial Sales Charges
--------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

             Less than $   25,000       5.50%               5.82%
$ 25,000 but less than $   50,000       5.25                5.54
$ 50,000 but less than $  100,000       4.75                4.99
$100,000 but less than $  250,000       3.75                3.90
$250,000 but less than $  500,000       3.00                3.09
$500,000 but less than $1,000,000       2.00                2.04


CATEGORY II Initial Sales Charges
---------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

              Less than $   50,000        4.75%            4.99%
$  50,000 but less than $  100,000        4.00             4.17
$ 100,000 but less than $  250,000        3.75             3.90
$ 250,000 but less than $  500,000        2.50             2.56
$ 500,000 but less than $1,000,000        2.00             2.04


CATEGORY III Initial Sales Charges
----------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------


             Less than $ 100,000       1.00%                1.01%
$100,000 but less than $ 250,000       0.75                 0.76
$250,000 but less than $1,000,000      0.50                 0.50


Contingent Deferred Sales Charges for Class A Shares

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

Contingent Deferred Sales Charges for Class B and Class C Shares

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


                                     CLASS B                   CLASS C
                              CDSC AS A PERCENTAGE      CDSC AS A PERCENTAGE
                                OF DOLLAR AMOUNT          OF DOLLAR AMOUNT
  YEAR SINCE PURCHASE MADE      SUBJECT TO CHARGE         SUBJECT TO CHARGE
  ------------------------      -----------------         -----------------

            First                      5%                        1%
           Second                      4%                       None
            Third                      3%                       None
           Fourth                      3%                       None
            Fifth                      2%                       None
            Sixth                      1%                       None
    Seventh and following             None                      None


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Reduced Sales Charges

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

Initial Sales Charge Exceptions

You will not pay initial sales charges

o     on shares purchased by reinvesting dividends and distributions;

o     when exchanging shares among certain AIM Funds;

o     when using the reinstatement privilege; and

o when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

Contingent Deferred Sales Charge (CDSC) Exceptions

You will not pay a CDSC

o     if you redeem Class B shares you held for more than six years;

o     if you redeem Class C shares you held for more than one year;

o if you redeem shares acquired through reinvestment of dividends and distributions; and

o     on increases in the net asset value of your shares.

There may be other situations in which you or other shareholders may be able to purchase or redeem shares at reduced or without sales charges. You should consult the fund's Statement of Additional Information for details regarding these situations.

Purchasing Shares

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


-------------------------------------------------------------------------------------------------------------------------
                                   Type of Account                                        Initial          Additional
                                                                                        Investments       Investments
-------------------------------------------------------------------------------------------------------------------------

Savings Plans (money-purchase/profit sharing plans, 401(k) plans, Simplified            $0 ($25 per          $25
Employee Pension (SEP) accounts, Salary Reduction (SARSEP) accounts, Savings            AIM Fund
Incentive Match Plans for Employee IRA (Simple IRA) accounts, 403(b) or 457             investment
plans)                                                                                  for salary
                                                                                        deferrals
                                                                                        from Savings
                                                                                        Plans)
-------------------------------------------------------------------------------------------------------------------------
Automatic Investment Plans                                                              $50                  $50
-------------------------------------------------------------------------------------------------------------------------
IRA, Education IRA or Roth IRA                                                          $250                 $50
-------------------------------------------------------------------------------------------------------------------------
All other accounts                                                                      $500                 $50
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

There are several ways you can purchase your shares. You can make direct purchases or select from one of three automatic investment methods.

DIRECT PURCHASES


                      Opening An Account                                            Adding to An Account

Through a
Financial
Consultant            Contact your financial consultant.                            Same

By Mail               Mail completed Account                                   Mail your check and the
                      Application and purchase payment to the transfer agent,       remittance slip from
                      A I M Fund Services, Inc., P.O. Box 4739,                     your confirmation statement
                      Houston, TX 77210-4739.                                       to the transfer agent.

By Wire               Mail completed Account                                        Call the transfer agent to
                      Application to the transfer agent.                            receive a reference number.
                      Call the transfer agent at                                    Then, use the wire
                      (800) 959-4246 to receive a reference number.                 instructions at left.
                      Then, use the following wire instructions:

                      Beneficiary Bank ABA/Routing #:113000609
                      Beneficiary Account Number:    00100366807
                      Beneficiary Account Name:      A I M Fund Services, Inc.
                      RFB:                           Fund Name, Reference #
                      OBI:                           Your Name, Account #

By AIM Bank
Connection(sm)        Open your account using one of the methods described          Mail completed AIM Bank
                      above.                                                        Connection(sm) form to the
                                                                                    transfer agent.  Once
                                                                                    the transfer agent has
                                                                                    received the form, call the
                                                                                    transfer agent to place your
                                                                                    purchase.


SPECIAL PLANS

Automatic Investment Plan

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration and in the same class of shares. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the

10th or 25th day of the month in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested at net asset value in certain AIM Funds without paying a sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions
(1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2)   Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

Retirement Plans

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

Redeeming Shares

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES


Through a
Financial Consultant           Contact your financial consultant.

By Mail                        Send a written request to the transfer agent.
                               Requests must include (1) original signatures of all registered owners; (2) the name of the AIM
                               Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.
                               If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan.
                               Contact your employer for details.

By Telephone                   Call the transfer agent. You will be allowed to
                               redeem by telephone if (1) the proceeds are to be
                               mailed to the address on record with us or
                               transferred electronically to a pre-authorized
                               checking account; (2) the address on record with
                               us has not been changed within the last thirty
                               days; (3) you do not hold physical share
                               certificates; (4) you can provide proper
                               identification information; (5) the proceeds of
                               the redemption do not exceed $50,000; and (6) you
                               have not previously declined the telephone
                               redemption privilege. Certain accounts, including
                               retirement accounts and 403(b) plans, may not
                               redeem by telephone. The transfer agent must
                               receive your call during the hours the NYSE is
                               open for business in order to effect the
                               redemption at that day's closing price.


TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Payment for Systematic Withdrawals

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

Redemptions by Check (Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)   the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax- Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year and it may have tax consequences.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

You will not pay a sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
         Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

         (a)  one another;

         (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

         (c)  Class A shares of another AIM Fund, but only if

              (i)  you acquired the original shares before May 1, 1994; or

              (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

         (a)  one another;

         (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

              (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

              (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

         (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o     Shares must have been held for at least one day prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

Pricing of Shares

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 347-4246

BY E-MAIL:        general@aimfunds.com

On the Internet:  http://www.aimfunds.com (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.



AIM Global Health Care Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]
ADVISOR CLASS



AIM GLOBAL HEALTH CARE FUND
                                                                   PROSPECTUS
                                                                   MARCH 1, 1999


AIM Global Health Care Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU
                        OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND STRATEGIES......................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................3
PERFORMANCE INFORMATION..................................................................................5
         ANNUAL TOTAL RETURNS............................................................................5
         PERFORMANCE TABLE...............................................................................5
FEE TABLE AND EXPENSE EXAMPLE............................................................................7
         FEE TABLE.......................................................................................7
         EXPENSE EXAMPLE.................................................................................7
FUND MANAGEMENT..........................................................................................8
         THE ADVISOR.....................................................................................8
         ADVISOR COMPENSATION............................................................................8
         PORTFOLIO MANAGERS..............................................................................8
OTHER INFORMATION........................................................................................9
         DIVIDENDS AND DISTRIBUTIONS.....................................................................9
FINANCIAL HIGHLIGHTS....................................................................................10
SHAREHOLDER INFORMATION................................................................................A-1
         PURCHASING SHARES.............................................................................A-1
         REDEEMING SHARES..............................................................................A-3
         EXCHANGING SHARES.............................................................................A-5
         PRICING OF SHARES.............................................................................A-6
         TAXES.........................................................................................A-6
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE








The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities of domestic and foreign health care companies. The fund considers a "health care company" to be one that (i) derives at least 50% of its revenues or earnings from health care activities, or (ii) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities). The fund may invest up to 35% of its assets in debt securities issued by health care companies, or equity and debt securities of other companies the fund's portfolio managers believe will benefit from developments in the health care industries.

The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will not invest more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.

The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers usually sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the common stocks in which the fund invests. The price of common stock rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting the health care industry, such as substantial government regulation. Government regulation may, among other things, impact the demand for products and services offered by health care companies. Furthermore, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations. Because the fund focuses its investments in the health care industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

In addition, the prices of securities issued by foreign issuers may be further affected by other factors, including

o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the fund or may affect companies in which the fund may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[INFORMATION TO BE PROVIDED BY GARY WENDLER'S GROUP]

PERFORMANCE INFORMATION


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

                          AIM GLOBAL HEALTH CARE FUND
                                (Advisor Class)

                                                            Annual
          Year Ended                                        Total
          December 31                                       Return
          -----------                                       ------
          1995............................................  35.45%
          1996............................................  16.27%
          1997............................................  12.92%
          1998............................................  _____%

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year over a 4-year period.

[BAR CHART TO BE REVISED - DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998][INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]

During the 4-year period shown in the bar chart, the highest quarterly return was [_______%] (quarter ended [_______________]) and the lowest quarterly return was [______%] (quarter ended [_______________________]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.

---------------------------------------------------------------------------------------------------

 Average Annual Total Returns (for the periods       1 Year          5 Years          10 Years
           ending December 31, 1998)
---------------------------------------------------------------------------------------------------

Advisor Class*                                        [    ]%        [      ]%        [        ]%
---------------------------------------------------------------------------------------------------

MSCI Health & Personal Care**                         [     ]         [     ]          [     ]
---------------------------------------------------------------------------------------------------

*        Advisor Class returns are since inception (6-1-95).

** The MSCI Health and Personal Care Index is a market value-weighted average of the performance of 55 securities listed on major world stock exchanges. Index returns are given without dividend before December 1993 and with dividends after 1994.

[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

                                                                           DRAFT
                                                                DECEMBER 9, 1998

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                              Advisor Class
                                                              -------------

Shareholder Fees (fees paid directly from your investment)
      Maximum Sales Charge (Load) Imposed on Purchase
        (as a percentage of offering price)                            None
      Maximum Deferred Sales Charge (Load)
        (as a percentage of original purchase price
        or redemption proceeds, whichever is less)                     None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)

      Management Fees(1)                                               0.97%
      Distribution and/or Service (12b-1) Fees                         None
      Other Expenses:
        Transfer agent fees and costs                                  ---
        Other                                                          ---
        Total Other Expenses                                           ---
      Total Operating Expenses                                         ---

-------------------------
[(1) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [ $                $               $                 $

You would pay the following expenses if you did not redeem your shares:
                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [ $                $               $                 $

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment adviser and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of [ ]% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the fund's portfolio, is

o Michael Yellen, Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1994. From 1991 to 1994, he was a Securities Analyst and Co-Portfolio Manager for Franklin Resources, Inc. (San Mateo, CA).

                                                                           DRAFT
                                                                DECEMBER 9, 1998



OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [FINANCIAL HIGHLIGHTS BELOW ARE FOR ADVISOR CLASS FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]

                                                                                    Advisor Class
                                                                ---------------------------------------------------------
                                                                                                           June 1, 1995
                                                                                                                 to
                                                                  1998           1997            1996     October 1, 1995
                                                                -------         -------         -------   ---------------
Net asset value, beginning of period                            $ xx.xx         $ xx.xx         $ xx.xx          $ xx.xx
-----------------------------------------------------------     -------         -------         -------          -------
Income from investment operations:
  Net investment income (loss)                                    (x.xx)          (x.xx)          (x.xx)          (x.xx)
-----------------------------------------------------------     -------         -------         -------          -------
  Net gains on securities (both realized and unrealized)          (x.xx)          (x.xx)          (x.xx)          (x.xx)
-----------------------------------------------------------     -------         -------         -------          -------
    Total from investment operations                              (x.xx)          (x.xx)          (x.xx)          (x.xx)
-----------------------------------------------------------     -------         -------         -------          -------
Distributions from net realized gains                             (x.xx)          (x.xx)          (x.xx)          (x.xx)
-----------------------------------------------------------     -------         -------         -------          -------
Net asset value, end of period                                  $ xx.xx         $ xx.xx         $ xx.xx          $xx.xx
-----------------------------------------------------------     -------         -------         -------          -------
Total return (a)                                                  (x.xx)%         (x.xx)%         (x.xx)%          (x.xx)%
-----------------------------------------------------------     -------         -------         -------          -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $xx,xxx         $xx,xxx         $xx,xxx          $xx,xxx
-----------------------------------------------------------     -------         -------         -------          -------
Ratio of expenses to average net assets (b)                        x.xx%(c)(d)     x.xx%           x.xx%            x.xx%
-----------------------------------------------------------     -------         -------         -------          -------
Ratio of net investment income (loss) to average net assets      ((x.xx)%(c)      (x.xx)%         (x.xx)%          (x.xx)%
-----------------------------------------------------------     -------         -------         -------          -------
Portfolio turnover rate                                              xx%             xx%             xx%              xx%
-----------------------------------------------------------     -------         -------         -------          -------

(a) Does not deduct sales charges and are not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.

(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX. (X.XX)% for 1998-1994.

SHAREHOLDER INFORMATION FOR ADVISOR CLASS SHARES
-------------------------------------------------------------------------------
PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any AIM Fund, your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

There are several ways you can purchase your shares. You can make direct purchases or select from two automatic investment methods.

DIRECT PURCHASES



                                     OPENING AN ACCOUNT                        ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant       Contact your financial consultant.        Same

By Mail                              Must be submitted by your financial       Mail your check and the remittance
                                     consultant.                               slip from your confirmation
                                                                               statement to the transfer agent.
                                                                               A I M Fund Services, Inc., P.O. Box
                                                                               4739
                                                                               Houston, TX  77210-4739

By Wire                              Your financial consultant must mail a     Call the transfer agent to receive a
                                     completed account application to the      reference number.  Then, use the
                                     transfer agent.  You or your financial    wire instructions at left.
                                     consultant may call the transfer agent
                                     at (800) 959-4246 to receive a
                                     reference number.  Then, use the
                                     following wire instructions:

                                     Beneficiary Bank ABA/Routing #:           113000609
                                     Beneficiary Account Number:               00100366807
                                     Beneficiary Account Name:                 A I M Fund Services, Inc.
                                     RFB:                                      Fund Name, Reference #
                                     OBI:                                      Your Name, Account #


By AIM Bank                          Open your account using one of the        Mail completed AIM Bank Connection(sm)
Connection(sm)                       methods described above.                  form to the transfer agent.  Once the
                                                                               transfer agent has received the form,
                                                                               call the transfer agent to place your
                                                                               purchase order.


SPECIAL PLANS

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2)  Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the Program at any time on 60 days' prior written notice.

The distributor and its agents reserve the right at any time to (1) reject or cancel any part of any purchase or exchange order; (2) modify any terms or conditions of purchase of shares of any AIM Fund; or (3) withdraw all or any part of the offering made by this Prospectus.

REDEEMING SHARES

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.


HOW TO REDEEM SHARES
-------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant.         Contact your financial consultant.

By Mail                                 Send a written request to the transfer agent.  Requests must include (1)
                                        original signatures of all registered owners; (2) the name of the AIM
                                        Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below).  The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.

By Telephone                            Call the transfer agent.  You will be allowed to redeem by telephone if
                                        (1) the proceeds are to be mailed to the address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                                        (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have not previously declined the telephone redemption privilege. The transfer agent must receive your call during the hours the NYSE is open for business in order to effect the redemption at that day's closing price.
-------------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)  the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

[IF AN AIM FUND DETERMINES THAT YOU HAVE PROVIDED INCORRECT INFORMATION IN OPENING AN ACCOUNT OR IN THE COURSE OF CONDUCTING SUBSEQUENT TRANSACTIONS, THE AIM FUND MAY, IN ITS DISCRETION, REDEEM THE ACCOUNT AND DISTRIBUTE THE PROCEEDS TO YOU.]

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

o Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

GENERAL INFORMATION
-------------------------------------------------------------------------------

PRICING OF SHARES

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Long-term capital gain distributions are taxable as long-term capital gains when distributed to you, no matter how long you held your shares. Different rates of tax may apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                                                           DRAFT
                                                                DECEMBER 9, 1998


                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds, or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 347-4246

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET:  http://www.aimfunds.com (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.









AIM Global Health Care Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]




AIM GLOBAL INFRASTRUCTURE FUND
                                                                   PROSPECTUS
                                                                   MARCH 1, 1999


AIM Global Infrastructure Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU
                        OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND STRATEGIES..........................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.....................................3
PERFORMANCE INFORMATION......................................................5
         ANNUAL TOTAL RETURNS................................................5
         PERFORMANCE TABLE...................................................6
FEE TABLE AND EXPENSE EXAMPLE................................................7
         FEE TABLE...........................................................7
         EXPENSE EXAMPLE.....................................................8
FUND MANAGEMENT..............................................................9
         THE ADVISOR.........................................................9
         ADVISOR COMPENSATION................................................9
         PORTFOLIO MANAGERS..................................................9
OTHER INFORMATION...........................................................10
         INITIAL SALES CHARGES FOR CLASS A SHARES...........................10
         DIVIDENDS AND DISTRIBUTIONS........................................10
FINANCIAL HIGHLIGHTS........................................................11
SHAREHOLDER INFORMATION....................................................A-1
         CHOOSING A SHARE CLASS............................................A-1
         PURCHASING SHARES.................................................A-4
         REDEEMING SHARES..................................................A-6
         EXCHANGING SHARES.................................................A-9
         PRICING OF SHARES................................................A-11
         TAXES............................................................A-11
OBTAINING ADDITIONAL INFORMATION...............................BACK COVER PAGE












The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing all of its assets in the Global Infrastructure Portfolio (the portfolio), which in turn normally invests at least 65% of its total assets in equity securities of domestic and foreign infrastructure companies. The portfolio considers an "infrastructure company" to be one that (i) derives at least 50% of its revenues or earnings from infrastructure activities, or (ii) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that design, develop, or provide products and services significant to a country's infrastructure (such as transportation systems, communications equipment and services, nuclear power and other energy sources, water supply, and oil, gas, and coal exploration). The portfolio may invest up to 35% of its assets in debt securities issued by infrastructure companies, or equity and debt securities of other companies the portfolio managers believe will benefit from developments in the infrastructure industries.

The portfolio will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the portfolio will not invest more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The portfolio may invest up to 20% of its total assets in high-yield debt securities rated below investment grade, i.e., "junk bonds."

The portfolio managers allocate the portfolio's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the portfolio's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers usually sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the portfolio may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund or the portfolio may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the common stocks in which the portfolio invests. The price of common stock rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting the infrastructure industry, such as substantial political, environmental, and other governmental regulation. Such regulation may, among other things, increase compliance costs and proscribe the development of new technologies. In addition, increases in fuel, energy and other prices have historically limited the growth potential of infrastructure companies. Because the portfolio focuses its investments in the infrastructure industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

In addition, the prices of securities of foreign issuers may be further affected by other factors, including

o Currency exchange rates - The dollar value of the portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the portfolio's foreign investments may be adversely affected by political and economic conditions in foreign countries and by changes in economic or taxation policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

[Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.]

Many software systems are unable to distinguish the year 2000 from the year 1900. The portfolio's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the portfolio or the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the portfolio or the fund or may affect companies in which the portfolio may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[INFORMATION TO BE PROVIDED BY GARY WENDLER'S GROUP]
PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares from year to year over a 5-year period. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
[BAR CHART TO BE REVISED - DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]


                  Year                    Annual
                  Ended                   Total
                  December 31             Return
                  -----------             ------
                  1994                     1.30%
                  1995                    35.45%
                  1996                    16.27%
                  1997                    12.92%


[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]


During the 5-year period shown in the bar chart, the highest quarterly return was [________ %] (quarter ended [ ________ ]) and the lowest quarterly return was [ __________ %] (quarter ended [ _________ ]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.


----------------------------------------------------------------------------------------------

                Average Annual
                 Total Returns
            (for the periods ending
               December 31, 1998)                    1 Year          5 Years          10 Years
----------------------------------------------------------------------------------------------
Class A*                                              [ ]%             [ ]%             [ ]%
----------------------------------------------------------------------------------------------
Class B**                                             [ ]               --               --
----------------------------------------------------------------------------------------------
MSCI World Index***                                   [ ]              [ ]              [ ]
----------------------------------------------------------------------------------------------

*    Class A returns are since inception (5/31/94).
**   Class B returns are since inception (5/31/94).
*** The Morgan Stanley Capital International World Index measures performance for twenty-two developed country global stock markets. The index is capitalization weighted. Companies included in the index replicate the industry composition of each local market and, in addition, represent a sampling of large, medium and small capitalization companies from each local market, taking into account the stocks' liquidity.

[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


                                                              Class A     Class B      Class C
                                                              -------     -------      -------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                    4.75%       None         None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)             None(1)      5.00         1.00
Annual Fund Operating Expenses (expenses that are
       deducted from fund assets)

     Management Fees(2)                                        0.98%       0.98%         ---%
     Distribution and/or Service (12b-1) Fees                  0.50         ---          ---
     Other Expenses:
       Transfer agent fees and costs                           ---          ---          ---
       Other                                                   ---          ---          ---
       Total Other Expenses                                    ---          ---          ---
     Total Annual Fund Operating Expenses                      ---          ---          ---

-------------------
[(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
 (2) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           [ $                $               $                 $
Class B
Class C                                                                       ]

You would pay the following expenses if you did not redeem your shares:


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           [ $                $               $                 $
Class B
Class C                                                                       ]

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment adviser of Global Infrastructure Portfolio (the portfolio) and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the portfolio's operations and provide investment advisory services to the portfolio, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the portfolio.

The advisor has acted as an investment adviser since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the portfolio, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the portfolio's last fiscal year ended October 31, 1998, the portfolio paid the advisor advisory fees of ________ % of the portfolio's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the portfolio, is

o Brian T. Nelson, Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994. He was a Senior Research Analyst for the INVESCO
         (NY), Inc. from October 1994 to September 1997. He was employed by Chancellor Capital Management, Inc., a predecessor of the INVESCO (NY), Inc., from 1994 to October 1996. From 1988 to 1994, he was an Equity Research Analyst and Co-Portfolio Manager for Franklin Resources, Inc. (San Mateo, CA).

        OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information" "Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes any long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.
[FINANCIAL HIGHLIGHTS BELOW ARE FOR CLASS A AND CLASS B FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]


                                                                                               Class A
                                                              -------------------------------------------------------------------
                                                                                        Year Ended October 31,
                                                              -------------------------------------------------------------------
                                                                1998             1997           1996           1995         1994
                                                              -------          -------        -------        -------      -------
Net asset value, beginning of period                          $ xx.xx          $ xx.xx        $ xx.xx        $ xx.xx      $ xx.xx
                                                              -------          -------        -------        -------      -------
Income from investment operations:
  Net investment income (loss)                                  (x.xx)           (x.xx)         (x.xx)         (x.xx)       (x.xx)
                                                              -------          -------        -------        -------      -------
  Net gains on securities (both realized and unrealized)        (x.xx)           (x.xx)         (x.xx)         (x.xx)       (x.xx)
                                                              -------          -------        -------        -------      -------
    Total from investment operations                            (x.xx)           (x.xx)         (x.xx)         (x.xx)       (x.xx)
                                                              -------          -------        -------        -------      -------
Distributions from net realized gains                           (x.xx)           (x.xx)         (x.xx)         (x.xx)       (x.xx)
                                                              -------          -------        -------        -------      -------
Net asset value, end of period                                $ xx.xx          $ xx.xx        $ xx.xx        $ xx.xx      $ xx.xx
                                                              -------          -------        -------        -------      -------
Total return(a)                                                 (x.xx)%          (x.xx)%        (x.xx)%        (x.xx)%      (x.xx)%
                                                              -------          -------        -------        -------      -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $xx,xxx          $xx,xxx        $xx,xxx        $xx,xxx      $xx,xxx
                                                              -------          -------        -------        -------      -------
Ratio of expenses to average net assets(b)                       x.xx% (c)(d)     x.xx%          x.xx%          x.xx%        x.xx%
                                                              -------          -------        -------        -------      -------
Ratio of net investment income (loss) to average net assets(e)  (x.xx)% (c)      (x.xx)%        (x.xx)%        (x.xx)%      (x.xx)%
                                                              -------          -------        -------        -------      -------
Portfolio turnover rate                                            xx%              xx%            xx%            xx%          xx%
                                                              -------          -------        -------        -------      -------

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c)  Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.


                                                                                                Class B
                                                               ------------------------------------------------------------------
                                                                                          Year Ended October 31,
                                                               ------------------------------------------------------------------
                                                                 1998            1997           1996           1995         1994
                                                               -------         -------        -------        -------      -------
Net asset value, beginning of period                           $ xx.xx         $ xx.xx        $ xx.xx        $ xx.xx      $ xx.xx
                                                               -------         -------        -------        -------      -------
Income from investment operations:
  Net investment income (loss)                                   (x.xx)          (x.xx)         (x.xx)         (x.xx)       (x.xx)
                                                               -------         -------        -------        -------      -------
  Net gains on securities (both realized and unrealized)         (x.xx)          (x.xx)         (x.xx)         (x.xx)       (x.xx)
                                                               -------         -------        -------        -------      -------
    Total from investment operations                             (x.xx)          (x.xx)         (x.xx)         (x.xx)       (x.xx)
                                                               -------         -------        -------        -------      -------
Distributions from net realized gains                            (x.xx)          (x.xx)         (x.xx)         (x.xx)       (x.xx)
                                                               -------         -------        -------        -------      -------
Net asset value, end of period                                 $ xx.xx         $ xx.xx        $ xx.xx        $ xx.xx      $ xx.xx
                                                               -------         -------        -------        -------      -------
Total return(a)                                                  (x.xx)%         (x.xx)%        (x.xx)%        (x.xx)%      (x.xx)%
                                                               -------         -------        -------        -------      -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $xx,xxx         $xx,xxx        $xx,xxx        $xx,xxx      $xx,xxx
                                                               -------         -------        -------        -------      -------
Ratio of expenses to average net assets(b)                        x.xx% (c)(d)    x.xx%          x.xx%          x.xx%        x.xx%
                                                               -------         -------        -------        -------      -------
Ratio of net investment income (loss) to average net assets(e)   (x.xx)% (c)     (x.xx)%        (x.xx)%        (x.xx)%      (x.xx)%
                                                               -------         -------        -------        -------      -------
Portfolio turnover rate                                             xx%             xx%            xx%            xx%          xx%
                                                               -------         -------        -------        -------      -------

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c)  Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

SHAREHOLDER INFORMATION

Choosing a Share Class

Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                    CLASS B                            CLASS C

o    Initial sales charge  o    No initial sales charge       o    No initial sales charge

o    Reduced or            o    Contingent deferred           o    Contingent deferred
     waived initial             sales charge on                    sales charge on
     sales charge for           redemptions within                 redemptions within
     certain purchases          six years                          one year

o    Lower distribution    o    12b-1 fee of 1.00%            o    12b-1 fee of 1.00%
     and service (12b-1)
     fee than Class B or
     Class C shares
     (See "Fee Table       o    Converts to Class A           o    Does not convert to
     and Expense                shares after eight years           Class A shares
     Example")                  along with a pro rata
                                portion of its reinvested
                                dividends and distributions*

o    Generally more        o    Purchase orders limited        o    Generally more
     appropriate for long-      to amounts less than                appropriate for short-
     term investors             $250,000                            term investors


* If you held Class B shares of AIM Global Trends Fund on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

Initial Sales Charges

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I Initial Sales Charges
--------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

             Less than $   25,000       5.50%               5.82%
$ 25,000 but less than $   50,000       5.25                5.54
$ 50,000 but less than $  100,000       4.75                4.99
$100,000 but less than $  250,000       3.75                3.90
$250,000 but less than $  500,000       3.00                3.09
$500,000 but less than $1,000,000       2.00                2.04


CATEGORY II Initial Sales Charges
---------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

              Less than $   50,000        4.75%            4.99%
$  50,000 but less than $  100,000        4.00             4.17
$ 100,000 but less than $  250,000        3.75             3.90
$ 250,000 but less than $  500,000        2.50             2.56
$ 500,000 but less than $1,000,000        2.00             2.04


CATEGORY III Initial Sales Charges
----------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------


             Less than $ 100,000       1.00%                1.01%
$100,000 but less than $ 250,000       0.75                 0.76
$250,000 but less than $1,000,000      0.50                 0.50


Contingent Deferred Sales Charges for Class A Shares

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

Contingent Deferred Sales Charges for Class B and Class C Shares

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


                                     CLASS B                   CLASS C
                              CDSC AS A PERCENTAGE      CDSC AS A PERCENTAGE
                                OF DOLLAR AMOUNT          OF DOLLAR AMOUNT
  YEAR SINCE PURCHASE MADE      SUBJECT TO CHARGE         SUBJECT TO CHARGE
  ------------------------      -----------------         -----------------

            First                      5%                        1%
           Second                      4%                       None
            Third                      3%                       None
           Fourth                      3%                       None
            Fifth                      2%                       None
            Sixth                      1%                       None
    Seventh and following             None                      None


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Reduced Sales Charges

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

Initial Sales Charge Exceptions

You will not pay initial sales charges

o     on shares purchased by reinvesting dividends and distributions;

o     when exchanging shares among certain AIM Funds;

o     when using the reinstatement privilege; and

o when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

Contingent Deferred Sales Charge (CDSC) Exceptions

You will not pay a CDSC

o     if you redeem Class B shares you held for more than six years;

o     if you redeem Class C shares you held for more than one year;

o if you redeem shares acquired through reinvestment of dividends and distributions; and

o     on increases in the net asset value of your shares.

There may be other situations in which you or other shareholders may be able to purchase or redeem shares at reduced or without sales charges. You should consult the fund's Statement of Additional Information for details regarding these situations.

Purchasing Shares

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


-------------------------------------------------------------------------------------------------------------------------
                                   Type of Account                                        Initial          Additional
                                                                                        Investments       Investments
-------------------------------------------------------------------------------------------------------------------------

Savings Plans (money-purchase/profit sharing plans, 401(k) plans, Simplified            $0 ($25 per          $25
Employee Pension (SEP) accounts, Salary Reduction (SARSEP) accounts, Savings            AIM Fund
Incentive Match Plans for Employee IRA (Simple IRA) accounts, 403(b) or 457             investment
plans)                                                                                  for salary
                                                                                        deferrals
                                                                                        from Savings
                                                                                        Plans)
-------------------------------------------------------------------------------------------------------------------------
Automatic Investment Plans                                                              $50                  $50
-------------------------------------------------------------------------------------------------------------------------
IRA, Education IRA or Roth IRA                                                          $250                 $50
-------------------------------------------------------------------------------------------------------------------------
All other accounts                                                                      $500                 $50
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

There are several ways you can purchase your shares. You can make direct purchases or select from one of three automatic investment methods.

DIRECT PURCHASES


                      Opening An Account                                            Adding to An Account

Through a
Financial
Consultant            Contact your financial consultant.                            Same

By Mail               Mail completed Account                                   Mail your check and the
                      Application and purchase payment to the transfer agent,       remittance slip from
                      A I M Fund Services, Inc., P.O. Box 4739,                     your confirmation statement
                      Houston, TX 77210-4739.                                       to the transfer agent.

By Wire               Mail completed Account                                        Call the transfer agent to
                      Application to the transfer agent.                            receive a reference number.
                      Call the transfer agent at                                    Then, use the wire
                      (800) 959-4246 to receive a reference number.                 instructions at left.
                      Then, use the following wire instructions:

                      Beneficiary Bank ABA/Routing #:113000609
                      Beneficiary Account Number:    00100366807
                      Beneficiary Account Name:      A I M Fund Services, Inc.
                      RFB:                           Fund Name, Reference #
                      OBI:                           Your Name, Account #

By AIM Bank
Connection(sm)        Open your account using one of the methods described          Mail completed AIM Bank
                      above.                                                        Connection(sm) form to the
                                                                                    transfer agent.  Once
                                                                                    the transfer agent has
                                                                                    received the form, call the
                                                                                    transfer agent to place your
                                                                                    purchase.


SPECIAL PLANS

Automatic Investment Plan

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration and in the same class of shares. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the

10th or 25th day of the month in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested at net asset value in certain AIM Funds without paying a sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions
(1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2)   Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

Retirement Plans

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

Redeeming Shares

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES


Through a
Financial Consultant           Contact your financial consultant.

By Mail                        Send a written request to the transfer agent.
                               Requests must include (1) original signatures of all registered owners; (2) the name of the AIM
                               Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.
                               If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan.
                               Contact your employer for details.

By Telephone                   Call the transfer agent. You will be allowed to
                               redeem by telephone if (1) the proceeds are to be
                               mailed to the address on record with us or
                               transferred electronically to a pre-authorized
                               checking account; (2) the address on record with
                               us has not been changed within the last thirty
                               days; (3) you do not hold physical share
                               certificates; (4) you can provide proper
                               identification information; (5) the proceeds of
                               the redemption do not exceed $50,000; and (6) you
                               have not previously declined the telephone
                               redemption privilege. Certain accounts, including
                               retirement accounts and 403(b) plans, may not
                               redeem by telephone. The transfer agent must
                               receive your call during the hours the NYSE is
                               open for business in order to effect the
                               redemption at that day's closing price.


TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Payment for Systematic Withdrawals

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

Redemptions by Check (Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)   the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax- Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year and it may have tax consequences.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

You will not pay a sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
         Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

         (a)  one another;

         (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

         (c)  Class A shares of another AIM Fund, but only if

              (i)  you acquired the original shares before May 1, 1994; or

              (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

         (a)  one another;

         (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

              (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

              (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

         (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o     Shares must have been held for at least one day prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

Pricing of Shares

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 347-4246

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET:  http://www.aimfunds.com (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.














AIM Global Infrastructure Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]
ADVISOR CLASS



AIM GLOBAL INFRASTRUCTURE FUND
                                                                   PROSPECTUS
                                                                   MARCH 1, 1999


AIM Global Infrastructure Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

      AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED
   WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE
                 WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND STRATEGIES......................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................3
PERFORMANCE INFORMATION..................................................................................5
         ANNUAL TOTAL RETURNS............................................................................5
         PERFORMANCE TABLE...............................................................................6
FEE TABLE AND EXPENSE EXAMPLE............................................................................7
         FEE TABLE.......................................................................................7
         EXPENSE EXAMPLE.................................................................................7
FUND MANAGEMENT..........................................................................................8
         THE ADVISOR ....................................................................................8
         ADVISOR COMPENSATION............................................................................8
         PORTFOLIO MANAGERS..............................................................................8
OTHER INFORMATION........................................................................................9
         DIVIDENDS AND DISTRIBUTIONS.....................................................................9
FINANCIAL HIGHLIGHTS....................................................................................10
SHAREHOLDER INFORMATION................................................................................A-1
         PURCHASING SHARES.............................................................................A-1
         REDEEMING SHARES..............................................................................A-3
         EXCHANGING SHARES.............................................................................A-5
         PRICING OF SHARES.............................................................................A-6
         TAXES.........................................................................................A-6
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE




The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing all of its assets in the Global Infrastructure Portfolio (the portfolio), which in turn normally invests at least 65% of its total assets in equity securities of domestic and foreign infrastructure companies. The portfolio considers an "infrastructure company" to be one that (i) derives at least 50% of its revenues or earnings from infrastructure activities, or (ii) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that design, develop, or provide products and services significant to a country's infrastructure (such as transportation systems, communications equipment and services, nuclear power and other energy sources, water supply, and oil, gas, and coal exploration). The portfolio may invest up to 35% of its assets in debt securities issued by infrastructure companies, or equity and debt securities of other companies the portfolio managers believe will benefit from developments in the infrastructure industries.

The portfolio will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the portfolio will not invest more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The portfolio may invest up to 20% of its total assets in high-yield debt securities rated below investment grade, i.e., "junk bonds."

The portfolio managers allocate the portfolio's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the portfolio's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers usually sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the portfolio may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund or the portfolio may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the common stocks in which the portfolio invests. The price of common stock rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting the infrastructure industry, such as substantial political, environmental, and other governmental regulation. Such regulation may, among other things, increase compliance costs and proscribe the development of new technologies. In addition, increases in fuel, energy and other prices have historically limited the growth potential of infrastructure companies. Because the portfolio focuses its investments in the infrastructure industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

In addition, the prices of securities of foreign issuers may be further affected by other factors, including

o Currency exchange rates - The dollar value of the portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the portfolio's foreign investments may be adversely affected by political and economic conditions in foreign countries and by changes in economic or taxation policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

[Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.]

Many software systems are unable to distinguish the year 2000 from the year 1900. The portfolio's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the portfolio or the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the portfolio or the fund or may affect companies in which the portfolio may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[INFORMATION TO BE PROVIDED BY GARY WENDLER'S GROUP]
PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS



The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year over a 4-year period.

                                    [GRAPH]
                         AIM GLOBAL INFRASTRUCTURE FUND
                                   (Advisor)

                                                                  Annual
          Year Ended                                              Total
          December 31                                             Return
          -----------                                             ------
          1995.................................................   35.45%
          1996.................................................   16.27%
          1997.................................................   12.92%
          1998.................................................     -- %

[BAR CHART TO BE REVISED - DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]

During the 4-year period shown in the bar chart, the highest quarterly return was [________%] (quarter ended [________]) and the lowest quarterly return was [________%] (quarter ended [________]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.

----------------------------------------------------------------------------------------------
                Average Annual
                 Total Returns
            (for the periods ending
              December 31, 1998)                     1 Year          5 Years          10 Years
----------------------------------------------------------------------------------------------
Advisor Class*                                       [  ]%            [  ]%            [  ]%
----------------------------------------------------------------------------------------------

MSCI World Index**                                   [  ]             [  ]             [  ]
----------------------------------------------------------------------------------------------

*    Advisor Class returns are since inception (6-1-95).
** The Morgan Stanley Capital International World Index measures performance for twenty-two developed country global stock markets. The index is capitalization weighted. Companies included in the index replicate the industry composition of each local market and, in addition, represent a sampling of large, medium and small capitalization companies from each local market, taking into account the stocks' liquidity.


[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                                                 Advisor Class
                                                                                 -------------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                                          None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                                    None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees1                                                                0.98 %
     Distribution and/or Service (12b-1) Fees                                        None
     Other Expenses:
       Transfer agent fees and costs                                                 ____
       Other                                                                         ____
       Total Other Expenses                                                          ____
     Total Annual Fund Operating Expenses                                            ____

-------------------
[1 The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year. ]

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [ $                $               $                 $

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [ $                $               $                 $

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment adviser of Global Infrastructure Portfolio (the portfolio) and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the portfolio's operations and provide investment advisory services to the portfolio, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the portfolio.

The advisor has acted as an investment adviser since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the portfolio, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the portfolio's last fiscal year ended October 31, 1998, the portfolio paid the advisor advisory fees of % of the portfolio's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the portfolio, is

o Brian T. Nelson, Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994. He was a Senior Research Analyst for the INVESCO
         (NY), Inc. from October 1994 to September 1997. He was employed by Chancellor Capital Management, Inc., a predecessor of the INVESCO (NY), Inc., from 1994 to October 1996. From 1988 to 1994, he was an Equity Research Analyst and Co-Portfolio Manager for Franklin Resources, Inc. (San Mateo, CA).

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes any long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [FINANCIAL HIGHLIGHTS FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]

                                                                                    Advisor Class
                                                                ---------------------------------------------------------
                                                                                                           June 1, 1995
                                                                                                                 to
                                                                  1998           1997            1996     October 1, 1995
                                                                -------         -------         -------   ---------------
Net asset value, beginning of period                            $ xx.xx         $ xx.xx         $ xx.xx      $ xx.xx
-----------------------------------------------------------     -------         -------         -------      -------
Income from investment operations:
  Net investment income (loss)                                    (x.xx)          (x.xx)          (x.xx)      (x.xx)
-----------------------------------------------------------     -------         -------         -------      -------
  Net gains on securities (both realized and unrealized)          (x.xx)          (x.xx)          (x.xx)      (x.xx)
-----------------------------------------------------------     -------         -------         -------      -------
     Total from investment operations                             (x.xx)          (x.xx)          (x.xx)      (x.xx)
-----------------------------------------------------------     -------         -------         -------      -------
Distributions from net realized gains                             (x.xx)          (x.xx)          (x.xx)      (x.xx)
-----------------------------------------------------------     -------         -------         -------      -------
Net asset value, end of period                                  $ xx.xx         $ xx.xx         $ xx.xx      $xx.xx
-----------------------------------------------------------     -------         -------         -------      -------
Total return (a)                                                  (x.xx)%         (x.xx)%         (x.xx)%      (x.xx)%
-----------------------------------------------------------     -------         -------         -------      -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $xx,xxx         $xx,xxx         $xx,xxx      $xx,xxx
-----------------------------------------------------------     -------         -------         -------      -------
Ratio of expenses to average net assets (b)                        x.xx%(c)(d)     x.xx%           x.xx%        x.xx%
-----------------------------------------------------------     -------         -------         -------      -------
Ratio of net investment income (loss) to average net assets       (x.xx)%(c)      (x.xx)%         (x.xx)%      (x.xx)%
-----------------------------------------------------------     -------         -------         -------      -------
Portfolio turnover rate                                              xx%             xx%             xx%          xx%
-----------------------------------------------------------     -------         -------         -------      -------

(a) Does not deduct sales charges and are not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.

(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX. (X.XX)% for 1998-1994.

SHAREHOLDER INFORMATION FOR ADVISOR CLASS SHARES
-------------------------------------------------------------------------------
PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any AIM Fund, your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

There are several ways you can purchase your shares. You can make direct purchases or select from two automatic investment methods.

DIRECT PURCHASES



                                     OPENING AN ACCOUNT                        ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant       Contact your financial consultant.        Same

By Mail                              Must be submitted by your financial       Mail your check and the remittance
                                     consultant.                               slip from your confirmation
                                                                               statement to the transfer agent.
                                                                               A I M Fund Services, Inc., P.O. Box
                                                                               4739
                                                                               Houston, TX  77210-4739

By Wire                              Your financial consultant must mail a     Call the transfer agent to receive a
                                     completed account application to the      reference number.  Then, use the
                                     transfer agent.  You or your financial    wire instructions at left.
                                     consultant may call the transfer agent
                                     at (800) 959-4246 to receive a
                                     reference number.  Then, use the
                                     following wire instructions:

                                     Beneficiary Bank ABA/Routing #:           113000609
                                     Beneficiary Account Number:               00100366807
                                     Beneficiary Account Name:                 A I M Fund Services, Inc.
                                     RFB:                                      Fund Name, Reference #
                                     OBI:                                      Your Name, Account #


By AIM Bank                          Open your account using one of the        Mail completed AIM Bank Connection(sm)
Connection(sm)                       methods described above.                  form to the transfer agent.  Once the
                                                                               transfer agent has received the form,
                                                                               call the transfer agent to place your
                                                                               purchase order.


SPECIAL PLANS

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2)  Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the Program at any time on 60 days' prior written notice.

The distributor and its agents reserve the right at any time to (1) reject or cancel any part of any purchase or exchange order; (2) modify any terms or conditions of purchase of shares of any AIM Fund; or (3) withdraw all or any part of the offering made by this Prospectus.

REDEEMING SHARES

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.


HOW TO REDEEM SHARES
-------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant.         Contact your financial consultant.

By Mail                                 Send a written request to the transfer agent.  Requests must include (1)
                                        original signatures of all registered owners; (2) the name of the AIM
                                        Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below).  The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.

By Telephone                            Call the transfer agent.  You will be allowed to redeem by telephone if
                                        (1) the proceeds are to be mailed to the address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                                        (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have not previously declined the telephone redemption privilege. The transfer agent must receive your call during the hours the NYSE is open for business in order to effect the redemption at that day's closing price.
-------------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)  the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

[IF AN AIM FUND DETERMINES THAT YOU HAVE PROVIDED INCORRECT INFORMATION IN OPENING AN ACCOUNT OR IN THE COURSE OF CONDUCTING SUBSEQUENT TRANSACTIONS, THE AIM FUND MAY, IN ITS DISCRETION, REDEEM THE ACCOUNT AND DISTRIBUTE THE PROCEEDS TO YOU.]

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

o Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

GENERAL INFORMATION
-------------------------------------------------------------------------------

PRICING OF SHARES

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Long-term capital gain distributions are taxable as long-term capital gains when distributed to you, no matter how long you held your shares. Different rates of tax may apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 347-4246

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET:  http://www.aimfunds.com (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.






AIM Infrastructure Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]




AIM GLOBAL RESOURCES FUND
                                                                   PROSPECTUS
                                                                   MARCH 1, 1999


AIM Global Resources Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION
   HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU
                        OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND STRATEGIES............................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.......................................3
PERFORMANCE INFORMATION........................................................5
         ANNUAL TOTAL RETURNS..................................................5
         PERFORMANCE TABLE.....................................................5
FEE TABLE AND EXPENSE EXAMPLE..................................................7
         FEE TABLE.............................................................7
         EXPENSE EXAMPLE.......................................................8
FUND MANAGEMENT................................................................9
         THE ADVISOR...........................................................9
         ADVISOR COMPENSATION..................................................9
         PORTFOLIO MANAGERS....................................................9
OTHER INFORMATION.............................................................10
         INITIAL SALES CHARGES FOR CLASS A SHARES.............................10
         DIVIDENDS AND DISTRIBUTIONS..........................................10
FINANCIAL HIGHLIGHTS..........................................................11
SHAREHOLDER INFORMATION......................................................A-1
         CHOOSING A SHARE CLASS..............................................A-1
         PURCHASING SHARES...................................................A-4
         REDEEMING SHARES....................................................A-6
         EXCHANGING SHARES...................................................A-9
         PRICING OF SHARES..................................................A-11
         TAXES..............................................................A-11
OBTAINING ADDITIONAL INFORMATION.................................BACK COVER PAGE



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing all of its total assets in the Global Resources Portfolio (the portfolio), which in turn normally invests at least 65% of its total assets in equity securities of domestic and foreign natural resources companies. The portfolio considers a "natural resources" company to be one that (i) derives at least 50% of its revenues or earnings from natural resource activities, or (ii) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that own, explore, or develop natural resources (such as oil, metals, forest products, and chemicals) and other basic commodities (such as foodstuffs) or supply goods and services to such companies. The portfolio may invest up to 35% of its assets in debt securities issued by natural resources companies, or equity and debt securities of other companies the portfolio managers believe will benefit from developments in the natural resource industries.

The portfolio will normally invest in the securities of issuers located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the portfolio will not invest more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies. The portfolio may invest up to 20% of its total assets in high-yield debt securities rated below investment grade, i.e., "junk bonds."

The portfolio managers allocate the portfolio's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the portfolio's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers usually sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the portfolio may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund or the portfolio may not achieve its investment objective.

The portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the portfolio does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the portfolio invests. The price of common stock rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting the natural resources industry, such as increasing regulation of the environment by both U.S. and foreign governments. Increased environmental regulations may, among other things, increase compliance costs and affect business opportunities for the companies in which the portfolio invests. The value is also affected by changing commodity prices, which can be highly volatile and are subject to risks of oversupply and reduced demand. Because the portfolio focuses its investments in the natural resources industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

In addition, the prices of securities of foreign issuers may be further affected by other factors, including

o Currency exchange rates - The dollar value of the portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the portfolio's foreign investments may be adversely affected by political and economic conditions in foreign countries and by changes in economic or taxation policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

[Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.]

Many software systems are unable to distinguish the year 2000 from the year 1900. The portfolio's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the portfolio or the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the portfolio or the fund or may affect companies in which the portfolio may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by Federal Deposit Insurance Corporation or any other government agency.

[INFORMATION TO BE PROVIDED BY GARY WENDLER'S GROUP]
PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares from year to year over a 5-year period. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
[BAR CHART TO BE REVISED -  DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]


                              AIM GLOBAL RESOURCES
                                    [GRAPH]

                                                                 Annual
                                                                 Total
               Year Ended December 31                            Return
               ----------------------                            ------
               1995............................................    7.05%
               1996............................................   47.20%
               1997............................................   (1.51)%
               1998............................................

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]


During the 5-year period shown in the bar chart, the highest quarterly return was [____%] (quarter ended [___]) and the lowest quarterly return was[____%] (quarter ended [______]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.

---------------------------------------------------------------------------------------------------
                Average Annual
                 Total Returns
            (for the periods ending
               December 31, 1998)                    1 Year          5 Years          10 Years
---------------------------------------------------------------------------------------------------
Class A*                                              [  ]%           [   ]%           [   ]%
---------------------------------------------------------------------------------------------------
Class B**                                             [  ]             --               --
---------------------------------------------------------------------------------------------------
MSCI World Index***                                   [  ]            [   ]            [   ]
---------------------------------------------------------------------------------------------------

*    Class A returns are since inception (5/31/94).
**   Class B returns are since inception (5/31/94).
*** The Morgan Stanley Capital International World Index measures performance for twenty-two developed country global stock markets. The index is capitalization weighted. Companies included in the index replicate the industry composition of each local market and, in addition, represent a sampling of large, medium and small capitalization companies from each local market, taking into account the stocks' liquidity.


[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                              Class A    Class B     Class C
                                                              -------    -------     -------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                      4.75%      None        None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                None(1)    None        1.00
Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees 2                                           0.98%      0.98%        ---%
     Distribution and/or Service (12b-1) Fees                    0.50       1.00         ---
     Other Expenses:
       Transfer agent fees and costs                              ---        ---         ---
       Other                                                      ---        ---         ---
       Total Other Expenses                                       ---        ---         ---
     Total Annual Fund Operating Expenses                         ---        ---         ---

-------------------
[1 If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
2 The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           [ $                $               $                 $
Class B
Class C                                                                        ]

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           [ $                $               $                 $
Class B
Class C                                                                        ]

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment adviser of Global Resources Portfolio (the portfolio) and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the portfolio's operations and provide investment advisory services to the portfolio, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the portfolio.

The advisor has acted as an investment adviser since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the portfolio, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the portfolio's last fiscal year ended October 31, 1998, the portfolio paid the advisor advisory fees of [___]% of the portfolio's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the portfolio is

o Derek H. Webb, Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992. He has been Head of the Theme Funds since 1997. He was an Analyst for INVESCO (NY), Inc. from 1992 to 1994.

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information", "Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [FINANCIAL HIGHLIGHTS BELOW ARE FOR CLASS A AND CLASS B FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]


                                                                 ------------------------------------------------------------------
                                                                                              Class A
                                                                 ------------------------------------------------------------------
                                                                                                                     May 31, 1994
                                                                                                                    (commencement
                                                                                                                  of operations) to
                                                                                Years Ended October 31,           October 31, 1994
                                                                 ------------------------------------------------ -----------------
                                                                      1998         1997        1996        1995        1994
                                                                 ------------     -------     -------     -------     -------
Net asset value, beginning of period                             $      xx.xx     $ xx.xx     $ xx.xx     $ xx.xx     $ xx.xx
                                                                 ------------     -------     -------     -------     -------
Income from investment operations:
 Net investment income (loss)                                          (x.xx)      (x.xx)      (x.xx)      (x.xx)      (x.xx)
                                                                 ------------     -------     -------     -------     -------
 Net gains on securities (both realized and unrealized)                (x.xx)        x.xx        x.xx        x.xx        x.xx
                                                                 ------------     -------     -------     -------     -------
  Total from investment operations                                     (x.xx)        x.xx        x.xx        x.xx        x.xx
                                                                 ------------     -------     -------     -------     -------
Distributions from net realized gains                                  (x.xx)      (x.xx)      (x.xx)      (x.xx)          --
                                                                 ------------     -------     -------     -------     -------
Net asset value, end of period                                   $      xx.xx     $ xx.xx     $ xx.xx     $ xx.xx     $ xx.xx
                                                                 ------------     -------     -------     -------     -------
Total return (a)                                                      (x.xx)%     (x.xx)%     (x.xx)%     (x.xx)%     (x.xx)%
                                                                 ------------     -------     -------     -------     -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $     xx,xxx     $xx,xxx     $xx,xxx     $xx,xxx     $xx,xxx
                                                                 ------------     -------     -------     -------     -------
Ratio of expenses to average net assets (b)                             x.xx%(c)(d)  x.xx        x.xx        x.xx        x.xx
                                                                 ------------     -------     -------     -------     -------
Ratio of net investment income (loss) to average net assets (e)       (x.xx)%(c)  (x.xx)%     (x.xx)%     (x.xx)%     (x.xx)%
                                                                 ------------     -------     -------     -------     -------
Portfolio turnover rate                                                   xx%         xx%         xx%         xx%         xx%
                                                                 ------------     -------     -------     -------     -------

[(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.]

                                                                 ------------------------------------------------------------------
                                                                                                 Class B
                                                                 ------------------------------------------------------------------
                                                                                                                    May 31, 1994
                                                                                                                   (commencement
                                                                                                                 of operations) to
                                                                                Years Ended October 31,          October 31, 1994
                                                                 ----------------------------------------------- -----------------
                                                                     1998           1997       1996        1995        1994
                                                                 ------------     -------     -------     -------     -------
Net asset value, beginning of period                             $      xx.xx     $ xx.xx     $ xx.xx     $ xx.xx     $ xx.xx
                                                                 ------------     -------     -------     -------     -------
Income from investment operations:
 Net investment income (loss)                                          (x.xx)      (x.xx)      (x.xx)      (x.xx)      (x.xx)
                                                                 ------------     -------     -------     -------     -------
 Net gains on securities (both realized and unrealized)                (x.xx)        x.xx        x.xx        x.xx        x.xx
                                                                 ------------     -------     -------     -------     -------
  Total from investment operations                                     (x.xx)        x.xx        x.xx        x.xx        x.xx
                                                                 ------------     -------     -------     -------     -------
Distributions from net realized gains                                  (x.xx)      (x.xx)      (x.xx)      (x.xx)          --
                                                                 ------------     -------     -------     -------     -------
Net asset value, end of period                                   $      xx.xx     $ xx.xx     $ xx.xx     $ xx.xx     $ xx.xx
                                                                 ------------     -------     -------     -------     -------
Total return (a)                                                      (x.xx)%     (x.xx)%     (x.xx)%     (x.xx)%     (x.xx)%
                                                                 ------------     -------     -------     -------     -------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $     xx,xxx     $xx,xxx     $xx,xxx     $xx,xxx     $xx,xxx
                                                                 ------------     -------     -------     -------     -------
Ratio of expenses to average net assets (b)                             x.xx%(c)(d)  x.xx        x.xx        x.xx        x.xx
                                                                 ------------     -------     -------     -------     -------
Ratio of net investment income (loss) to average net assets (e)       (x.xx)%(c)  (x.xx)%     (x.xx)%     (x.xx)%     (x.xx)%
                                                                 ------------     -------     -------     -------     -------
Portfolio turnover rate                                                   xx%         xx%         xx%         xx%         xx%
                                                                 ------------     -------     -------     -------     -------

[(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.]

SHAREHOLDER INFORMATION

Choosing a Share Class

Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                    CLASS B                            CLASS C

o    Initial sales charge  o    No initial sales charge       o    No initial sales charge

o    Reduced or            o    Contingent deferred           o    Contingent deferred
     waived initial             sales charge on                    sales charge on
     sales charge for           redemptions within                 redemptions within
     certain purchases          six years                          one year

o    Lower distribution    o    12b-1 fee of 1.00%            o    12b-1 fee of 1.00%
     and service (12b-1)
     fee than Class B or
     Class C shares
     (See "Fee Table       o    Converts to Class A           o    Does not convert to
     and Expense                shares after eight years           Class A shares
     Example")                  along with a pro rata
                                portion of its reinvested
                                dividends and distributions*

o    Generally more        o    Purchase orders limited        o    Generally more
     appropriate for long-      to amounts less than                appropriate for short-
     term investors             $250,000                            term investors


* If you held Class B shares of AIM Global Trends Fund on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

Initial Sales Charges

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I Initial Sales Charges
--------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

             Less than $   25,000       5.50%               5.82%
$ 25,000 but less than $   50,000       5.25                5.54
$ 50,000 but less than $  100,000       4.75                4.99
$100,000 but less than $  250,000       3.75                3.90
$250,000 but less than $  500,000       3.00                3.09
$500,000 but less than $1,000,000       2.00                2.04


CATEGORY II Initial Sales Charges
---------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

              Less than $   50,000        4.75%            4.99%
$  50,000 but less than $  100,000        4.00             4.17
$ 100,000 but less than $  250,000        3.75             3.90
$ 250,000 but less than $  500,000        2.50             2.56
$ 500,000 but less than $1,000,000        2.00             2.04


CATEGORY III Initial Sales Charges
----------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------


             Less than $ 100,000       1.00%                1.01%
$100,000 but less than $ 250,000       0.75                 0.76
$250,000 but less than $1,000,000      0.50                 0.50


Contingent Deferred Sales Charges for Class A Shares

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

Contingent Deferred Sales Charges for Class B and Class C Shares

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


                                     CLASS B                   CLASS C
                              CDSC AS A PERCENTAGE      CDSC AS A PERCENTAGE
                                OF DOLLAR AMOUNT          OF DOLLAR AMOUNT
  YEAR SINCE PURCHASE MADE      SUBJECT TO CHARGE         SUBJECT TO CHARGE
  ------------------------      -----------------         -----------------

            First                      5%                        1%
           Second                      4%                       None
            Third                      3%                       None
           Fourth                      3%                       None
            Fifth                      2%                       None
            Sixth                      1%                       None
    Seventh and following             None                      None


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Reduced Sales Charges

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

Initial Sales Charge Exceptions

You will not pay initial sales charges

o     on shares purchased by reinvesting dividends and distributions;

o     when exchanging shares among certain AIM Funds;

o     when using the reinstatement privilege; and

o when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

Contingent Deferred Sales Charge (CDSC) Exceptions

You will not pay a CDSC

o     if you redeem Class B shares you held for more than six years;

o     if you redeem Class C shares you held for more than one year;

o if you redeem shares acquired through reinvestment of dividends and distributions; and

o     on increases in the net asset value of your shares.

There may be other situations in which you or other shareholders may be able to purchase or redeem shares at reduced or without sales charges. You should consult the fund's Statement of Additional Information for details regarding these situations.

Purchasing Shares

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


-------------------------------------------------------------------------------------------------------------------------
                                   Type of Account                                        Initial          Additional
                                                                                        Investments       Investments
-------------------------------------------------------------------------------------------------------------------------

Savings Plans (money-purchase/profit sharing plans, 401(k) plans, Simplified            $0 ($25 per          $25
Employee Pension (SEP) accounts, Salary Reduction (SARSEP) accounts, Savings            AIM Fund
Incentive Match Plans for Employee IRA (Simple IRA) accounts, 403(b) or 457             investment
plans)                                                                                  for salary
                                                                                        deferrals
                                                                                        from Savings
                                                                                        Plans)
-------------------------------------------------------------------------------------------------------------------------
Automatic Investment Plans                                                              $50                  $50
-------------------------------------------------------------------------------------------------------------------------
IRA, Education IRA or Roth IRA                                                          $250                 $50
-------------------------------------------------------------------------------------------------------------------------
All other accounts                                                                      $500                 $50
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

There are several ways you can purchase your shares. You can make direct purchases or select from one of three automatic investment methods.

DIRECT PURCHASES


                      Opening An Account                                            Adding to An Account

Through a
Financial
Consultant            Contact your financial consultant.                            Same

By Mail               Mail completed Account                                   Mail your check and the
                      Application and purchase payment to the transfer agent,       remittance slip from
                      A I M Fund Services, Inc., P.O. Box 4739,                     your confirmation statement
                      Houston, TX 77210-4739.                                       to the transfer agent.

By Wire               Mail completed Account                                        Call the transfer agent to
                      Application to the transfer agent.                            receive a reference number.
                      Call the transfer agent at                                    Then, use the wire
                      (800) 959-4246 to receive a reference number.                 instructions at left.
                      Then, use the following wire instructions:

                      Beneficiary Bank ABA/Routing #:113000609
                      Beneficiary Account Number:    00100366807
                      Beneficiary Account Name:      A I M Fund Services, Inc.
                      RFB:                           Fund Name, Reference #
                      OBI:                           Your Name, Account #

By AIM Bank
Connection(sm)        Open your account using one of the methods described          Mail completed AIM Bank
                      above.                                                        Connection(sm) form to the
                                                                                    transfer agent.  Once
                                                                                    the transfer agent has
                                                                                    received the form, call the
                                                                                    transfer agent to place your
                                                                                    purchase.


SPECIAL PLANS

Automatic Investment Plan

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration and in the same class of shares. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the

10th or 25th day of the month in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested at net asset value in certain AIM Funds without paying a sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions
(1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2)   Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

Retirement Plans

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

Redeeming Shares

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES


Through a
Financial Consultant           Contact your financial consultant.

By Mail                        Send a written request to the transfer agent.
                               Requests must include (1) original signatures of all registered owners; (2) the name of the AIM
                               Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.
                               If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan.
                               Contact your employer for details.

By Telephone                   Call the transfer agent. You will be allowed to
                               redeem by telephone if (1) the proceeds are to be
                               mailed to the address on record with us or
                               transferred electronically to a pre-authorized
                               checking account; (2) the address on record with
                               us has not been changed within the last thirty
                               days; (3) you do not hold physical share
                               certificates; (4) you can provide proper
                               identification information; (5) the proceeds of
                               the redemption do not exceed $50,000; and (6) you
                               have not previously declined the telephone
                               redemption privilege. Certain accounts, including
                               retirement accounts and 403(b) plans, may not
                               redeem by telephone. The transfer agent must
                               receive your call during the hours the NYSE is
                               open for business in order to effect the
                               redemption at that day's closing price.


TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Payment for Systematic Withdrawals

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

Redemptions by Check (Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)   the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax- Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year and it may have tax consequences.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

You will not pay a sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
         Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

         (a)  one another;

         (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

         (c)  Class A shares of another AIM Fund, but only if

              (i)  you acquired the original shares before May 1, 1994; or

              (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

         (a)  one another;

         (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

              (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

              (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

         (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o     Shares must have been held for at least one day prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

Pricing of Shares

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the funds performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 347-4246

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET: http://www.aimfunds.com (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.




AIM Global Resources Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]
ADVISOR CLASS



AIM GLOBAL RESOURCES FUND
                                                                   PROSPECTUS
                                                                   MARCH 1, 1999


AIM Global Resources Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU
                       OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND STRATEGIES......................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................3
PERFORMANCE INFORMATION..................................................................................5
         ANNUAL TOTAL RETURNS............................................................................5
         PERFORMANCE TABLE...............................................................................6
FEE TABLE AND EXPENSE EXAMPLE............................................................................7
         FEE TABLE.......................................................................................7
         EXPENSE EXAMPLE.................................................................................7
FUND MANAGEMENT..........................................................................................8
         THE ADVISOR ....................................................................................8
         ADVISOR COMPENSATION............................................................................8
         PORTFOLIO MANAGERS..............................................................................8
OTHER INFORMATION........................................................................................9
         DIVIDENDS AND DISTRIBUTIONS.....................................................................9
FINANCIAL HIGHLIGHTS....................................................................................10
SHAREHOLDER INFORMATION................................................................................A-1
         PURCHASING SHARES.............................................................................A-1
         REDEEMING SHARES..............................................................................A-3
         EXCHANGING SHARES.............................................................................A-5
         PRICING OF SHARES.............................................................................A-6
         TAXES.........................................................................................A-6
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE






The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing all of its total assets in the Global Resources Portfolio (the portfolio), which in turn normally invests at least 65% of its total assets in equity securities of domestic and foreign natural resources companies. The portfolio considers a "natural resources" company to be one that (i) derives at least 50% of its revenues or earnings from natural resource activities, or (ii) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that own, explore, or develop natural resources (such as oil, metals, forest products, and chemicals) and other basic commodities (such as foodstuffs) or supply goods and services to such companies. The portfolio may invest up to 35% of its assets in debt securities issued by natural resources companies, or equity and debt securities of other companies the portfolio managers believe will benefit from developments in the natural resource industries.

The portfolio will normally invest in the securities of issuers located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the portfolio will not invest more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies. The portfolio may invest up to 20% of its total assets in high-yield debt securities rated below investment grade, i.e., "junk bonds."

The portfolio managers allocate the portfolio's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the portfolio's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers usually sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the portfolio may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund or the portfolio may not achieve its investment objective.

The portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the portfolio does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the portfolio invests. The price of common stock rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting the natural resources industry, such as increasing regulation of the environment by both U.S. and foreign governments. Increased environmental regulations may, among other things, increase compliance costs and affect business opportunities for the companies in which the portfolio invests. The value is also affected by changing commodity prices, which can be highly volatile and are subject to risks of oversupply and reduced demand. Because the portfolio focuses its investments in the natural resources industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

In addition, the prices of securities of foreign issuers may be further affected by other factors, including

o Currency exchange rates - The dollar value of the portfolio's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the portfolio's foreign investments may be adversely affected by political and economic conditions in foreign countries and by changes in economic or taxation policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

[Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.]

Many software systems are unable to distinguish the year 2000 from the year 1900. The portfolio's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the portfolio or the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the portfolio or the fund or may affect companies in which the portfolio may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by Federal Deposit Insurance Corporation or any other government agency.

[INFORMATION TO BE PROVIDED BY GARY WENDLER'S GROUP]

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year over a 4-year period.


                              AIM GLOBAL RESOURCES
                                    [GRAPH]


                                                Annual
                                                Total
Year Ended December 31                          Return
----------------------                          ------
1995 ..........................................  7.05%
1996 .......................................... 47.20%
1997 .......................................... (1.51)%
1998 ..........................................

[BAR CHART TO BE REVISED - DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]

During the 4-year period shown in the bar chart, the highest quarterly return was [______%] (quarter ended [______]) and the lowest quarterly return was [______%] (quarter ended [______]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.

---------------------------------------------------------------------------------------------------
         Average Annual Total Returns
  (for the periods ending December 31, 1998)

                                               1 Year          5 Years          10 Years
---------------------------------------------------------------------------------------------------
Advisor Class*                                  [ ]%             [ ]%             [ ]%
---------------------------------------------------------------------------------------------------
MSCI World Index**                              [ ]              [ ]              [ ]
---------------------------------------------------------------------------------------------------

*    Advisor Class returns are since inception (6-1-95).
** The Morgan Stanley Capital International World Index measures performance for twenty-two developed country global stock markets. The index is capitalization weighted. Companies included in the index replicate the industry composition of each local market and, in addition, represent a sampling of large, medium and small capitalization companies from each local market, taking into account the stocks' liquidity.


[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


                                                                  Advisor Class
                                                                  -------------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                            None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                      None
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets)

     Management Fees(1)                                                0.98%
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses:
       Transfer agent fees and costs                                   ----
       Other                                                           ----
       Total Other Expenses                                            ----
     Total Annual Fund Operating Expenses                              ----

-------------------
[(1) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class      $                 $               $                 $


You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class      $                 $               $                 $

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment adviser of Global Resources Portfolio (the portfolio) and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the portfolio's operations and provide investment advisory services to the portfolio, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the portfolio.

The advisor has acted as an investment adviser since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the portfolio, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the portfolio's last fiscal year ended October 31, 1998, the portfolio paid the advisor advisory fees of [ ]% of the portfolio's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the portfolio is

o Derek H. Webb, Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992. He has been Head of the Theme Funds since 1997. He was an Analyst for INVESCO (NY), Inc. from 1992 to 1994.

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.
[FINANCIAL HIGHLIGHTS BELOW ARE FOR ADVISOR CLASS A FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998




                                                               -------------------------------------------------------------------
                                                                                       Advisor Class
                                                               -------------------------------------------------------------------
                                                                                                               -    June 1, 1995
                                                                             Year Ended October 31,            -          to
                                                                    1998               1997             1996        Oct. 31, 1995
                                                                ------------       ------------     ------------    -------------
Net asset value, beginning of period                            $      xx.xx       $      xx.xx     $      xx.xx     $      xx.xx
-------------------------------------------------------------   ------------       ------------     ------------     ------------
Income from investment operations:
Net investment income (loss)                                           (x.xx)             (x.xx)           (x.xx)           (x.xx)
-------------------------------------------------------------   ------------       ------------     ------------     ------------
Net gains on securities (both realized and unrealized)                 (x.xx)             (x.xx)           (x.xx)           (x.xx)
-------------------------------------------------------------   ------------       ------------     ------------     ------------
Total from investment operations                                       (x.xx)             (x.xx)           (x.xx)           (x.xx)
-------------------------------------------------------------   ------------       ------------     ------------     ------------
Distributions from net realized gains                                  (x.xx)             (x.xx)           (x.xx)           (x.xx)
-------------------------------------------------------------   ------------       ------------     ------------     ------------
Net asset value, end of period                                  $      xx.xx       $      xx.xx     $      xx.xx     $      xx.xx
=============================================================   ============       ============     ============     ============
Total return (a)                                                       (x.xx)%            (x.xx)%          (x.xx)%          (x.xx)%
=============================================================   ============       ============     ============     ============

Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $     xx,xxx       $     xx,xxx     $     xx,xxx     $     xx,xxx
=============================================================   ============       ============     ============     ============
Ratio of expenses to average net assets (b)                             x.xx%(c)(d)        x.xx%            x.xx%            x.xx%
=============================================================   ============       ============     ============     ============
Ratio of net investment income (loss) to average net assets(c)        (x.xx)%(c)          (x.xx)%          (x.xx)%          (x.xx)%
=============================================================   ============       ============     ============     ============
Portfolio turnover rate                                                  xx%                xx%              xx%              xx%
=============================================================   ============       ============     ============     ============

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c)  Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.


INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]

SHAREHOLDER INFORMATION FOR ADVISOR CLASS SHARES
-------------------------------------------------------------------------------
PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any AIM Fund, your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

There are several ways you can purchase your shares. You can make direct purchases or select from two automatic investment methods.

DIRECT PURCHASES



                                     OPENING AN ACCOUNT                        ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant       Contact your financial consultant.        Same

By Mail                              Must be submitted by your financial       Mail your check and the remittance
                                     consultant.                               slip from your confirmation
                                                                               statement to the transfer agent.
                                                                               A I M Fund Services, Inc., P.O. Box
                                                                               4739
                                                                               Houston, TX  77210-4739

By Wire                              Your financial consultant must mail a     Call the transfer agent to receive a
                                     completed account application to the      reference number.  Then, use the
                                     transfer agent.  You or your financial    wire instructions at left.
                                     consultant may call the transfer agent
                                     at (800) 959-4246 to receive a
                                     reference number.  Then, use the
                                     following wire instructions:

                                     Beneficiary Bank ABA/Routing #:           113000609
                                     Beneficiary Account Number:               00100366807
                                     Beneficiary Account Name:                 A I M Fund Services, Inc.
                                     RFB:                                      Fund Name, Reference #
                                     OBI:                                      Your Name, Account #


By AIM Bank                          Open your account using one of the        Mail completed AIM Bank Connection(sm)
Connection(sm)                       methods described above.                  form to the transfer agent.  Once the
                                                                               transfer agent has received the form,
                                                                               call the transfer agent to place your
                                                                               purchase order.


SPECIAL PLANS

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2)  Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the Program at any time on 60 days' prior written notice.

The distributor and its agents reserve the right at any time to (1) reject or cancel any part of any purchase or exchange order; (2) modify any terms or conditions of purchase of shares of any AIM Fund; or (3) withdraw all or any part of the offering made by this Prospectus.

REDEEMING SHARES

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.


HOW TO REDEEM SHARES
-------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant.         Contact your financial consultant.

By Mail                                 Send a written request to the transfer agent.  Requests must include (1)
                                        original signatures of all registered owners; (2) the name of the AIM
                                        Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below).  The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.

By Telephone                            Call the transfer agent.  You will be allowed to redeem by telephone if
                                        (1) the proceeds are to be mailed to the address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                                        (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have not previously declined the telephone redemption privilege. The transfer agent must receive your call during the hours the NYSE is open for business in order to effect the redemption at that day's closing price.
-------------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)  the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

[IF AN AIM FUND DETERMINES THAT YOU HAVE PROVIDED INCORRECT INFORMATION IN OPENING AN ACCOUNT OR IN THE COURSE OF CONDUCTING SUBSEQUENT TRANSACTIONS, THE AIM FUND MAY, IN ITS DISCRETION, REDEEM THE ACCOUNT AND DISTRIBUTE THE PROCEEDS TO YOU.]

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

o Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

GENERAL INFORMATION
-------------------------------------------------------------------------------

PRICING OF SHARES

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Long-term capital gain distributions are taxable as long-term capital gains when distributed to you, no matter how long you held your shares. Different rates of tax may apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 347-4246

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET: http://www.aimfunds.com (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.




A I M Global Resources Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]




AIM GLOBAL TELECOMMUNICATIONS FUND
                                                                   PROSPECTUS
                                                                   MARCH 1, 1999


AIM Global Telecommunications Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION
   HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU
                        OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND STRATEGIES............................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.......................................3
PERFORMANCE INFORMATION........................................................6
         ANNUAL TOTAL RETURNS..................................................6
         PERFORMANCE TABLE.....................................................7
FEE TABLE AND EXPENSE EXAMPLE..................................................8
         FEE TABLE.............................................................8
         EXPENSE EXAMPLE.......................................................9
FUND MANAGEMENT...............................................................10
         THE ADVISOR..........................................................10
         ADVISOR COMPENSATION.................................................10
         PORTFOLIO MANAGERS...................................................10
OTHER INFORMATION.............................................................11
         INITIAL SALES CHARGES FOR CLASS A SHARES.............................11
         DIVIDENDS AND DISTRIBUTIONS..........................................11
FINANCIAL HIGHLIGHTS..........................................................12
SHAREHOLDER INFORMATION......................................................A-1
         CHOOSING A SHARE CLASS..............................................A-1
         PURCHASING SHARES...................................................A-4
         REDEEMING SHARES....................................................A-6
         EXCHANGING SHARES...................................................A-9
         PRICING OF SHARES..................................................A-11
         TAXES..............................................................A-11
OBTAINING ADDITIONAL INFORMATION.................................BACK COVER PAGE






The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities of domestic and foreign telecommunications companies. The fund considers a "telecommunications company" to be one that (i) derives at least 50% of its revenues or earnings from telecommunications activities, or (ii) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that develop, manufacture, or sell communications services and equipment, computer and electronic components and equipment, mobile communications, and broadcasting. The fund may invest up to 35% of its assets in debt securities issued by telecommunications companies, or equity and debt securities of other companies the portfolio managers believe will benefit from developments in the telecommunications industries.

The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will not invest more than 40% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.

The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.

The portfolio managers normally sell a particular security when any of those factors materially changes. In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the common stocks in which the fund invests. The price of common stock rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting the telecommunications industry, such as substantial government regulation. Because the fund focuses its investments in the telecommunications industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

In addition, the prices of securities issued by foreign issuers may be further affected by other factors, including

o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the price of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the fund or may affect companies in which the fund may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[INFORMATION TO BE PROVIDED BY GARY WENDLER'S GROUP]
PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares from year to year over a 4-year period. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

[BAR CHART TO BE REVISED -  DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]


During the 4-year period shown in the bar chart, the highest quarterly return was [______%] (quarter ended [______]) and the lowest quarterly return was[______%] (quarter ended [______]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.

--------------------------------------------------------------------------------
                Average Annual
                 Total Returns
            (for the periods ending
               December 31, 1998)          1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Class A*                                    [ ]%           [ ]%           [ ]%
--------------------------------------------------------------------------------
Class B **                                  [ ]            [ ]            [ ]
--------------------------------------------------------------------------------
MSCI World Index***                         [ ]            [ ]            [ ]
--------------------------------------------------------------------------------

*    Class A returns are since inception (   ).
**   Class B returns are since inception (   ).
*** The Morgan Stanley Capital International World Index measures performance for twenty-two developed country global stock markets. The index is capitalization weighted. Companies included in the index replicate the industry composition of each local market and, in addition, represent a sampling of large, medium and small capitalization companies from each local market, taking into account the stocks' liquidity.

[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                             Class A   Class B   Class C
                                                             -------   -------   -------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                   4.75%     None     None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)             None(1)   5.00     1.00
Annual Fund Operating Expenses
       (expenses that are deducted from fund assets)

     Management Fees(2)                                            %        %        %
                                                              ----      ----     ----
     Distribution and/or Service (12b-1) Fees
                                                              ----      ----     ----
     Other Expenses:
       Transfer agent fees and costs
                                                              ----      ----     ----
       Other
                                                              ----      ----     ----
       Total Other Expenses
                                                              ----      ----     ----
Total Annual Fund Operating Expenses
                                                              ----      ----     ----

-------------------
[(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           [ $                $               $                 $
Class B           [ $                $               $                 $
Class C           [ $                $               $                 $

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           [ $                $               $                 $
Class B           [ $                $               $                 $
Class C           [ $                $               $                 $ ]

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment adviser and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of [_____]% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the fund's portfolio, is

o Michael Mahoney, Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1991. From 1991 to 1993, he was an Investment Analyst for the INVESCO (NY), Inc.

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information -- Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, quarterly.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

[FINANCIAL HIGHLIGHTS BELOW ARE FOR CLASS A AND CLASS B FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]

                                                            -------------------------------------------------------------------
                                                                                           Class A
                                                            -------------------------------------------------------------------
                                                              1998            1997           1996          1995           1994
                                                            -------         -------        -------       -------        -------
Net asset value, beginning of period                        $ xx.xx         $ xx.xx        $ xx.xx       $ xx.xx        $ xx.xx
                                                            -------         -------        -------       -------        -------
Income from investment operations:
  Net investment income (loss)                                (x.xx)          (x.xx)         (x.xx)        (x.xx)         (x.xx)
                                                            -------         -------        -------       -------        -------
  Net gains on securities (both realized and unrealized)      (x.xx)          (x.xx)         (x.xx)        (x.xx)         (x.xx)
                                                            -------         -------        -------       -------        -------
    Total from investment operations                          (x.xx)          (x.xx)         (x.xx)        (x.xx)         (x.xx)
                                                            -------         -------        -------       -------        -------
Distributions from net realized gains                         (x.xx)          (x.xx)         (x.xx)        (x.xx)         (x.xx)
                                                            -------         -------        -------       -------        -------
Net asset value, end of period                              $ xx.xx         $ xx.xx        $ xx.xx       $ xx.xx        $ xx.xx
                                                            -------         -------        -------       -------        -------
Total return(a)                                               (x.xx)%         (x.xx)%        (x.xx)%       (x.xx)%        (x.xx)%
                                                            -------         -------        -------       -------        -------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $xx,xxx         $xx,xxx        $xx,xxx       $xx,xxx        $xx,xxx
                                                            -------         -------        -------       -------        -------
Ratio of expenses to average net assets(b)                     x.xx% (c)(d)    x.xx%          x.xx%         x.xx%          x.xx%
                                                            -------         -------        -------       -------        -------
Ratio of net investment income (loss)
  to average net assets(e)                                    (x.xx)%(c)      (x.xx)%        (x.xx)%       (x.xx)%        (x.xx)%
                                                            -------         -------        -------       -------        -------
Portfolio turnover rate                                          xx%             xx%            xx%           xx%            xx%
                                                            -------         -------        -------       -------        -------

(a) Does not deduct sales charges and are not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.

(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.

(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.

(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

                                                            -------------------------------------------------------------------
                                                                                           Class B
                                                            -------------------------------------------------------------------
                                                              1998            1997           1996          1995           1994
                                                            -------         -------        -------       -------        -------
Net asset value, beginning of period                        $ xx.xx         $ xx.xx        $ xx.xx       $ xx.xx        $ xx.xx
                                                            -------         -------        -------       -------        -------
Income from investment operations:
  Net investment income (loss)                                (x.xx)          (x.xx)         (x.xx)        (x.xx)         (x.xx)
                                                            -------         -------        -------       -------        -------
  Net gains on securities (both realized and unrealized)      (x.xx)          (x.xx)         (x.xx)        (x.xx)         (x.xx)
                                                            -------         -------        -------       -------        -------
    Total from investment operations                          (x.xx)          (x.xx)         (x.xx)        (x.xx)         (x.xx)
                                                            -------         -------        -------       -------        -------
Distributions from net realized gains                         (x.xx)          (x.xx)         (x.xx)        (x.xx)         (x.xx)
                                                            -------         -------        -------       -------        -------
Net asset value, end of period                              $ xx.xx         $ xx.xx        $ xx.xx       $ xx.xx        $ xx.xx
                                                            -------         -------        -------       -------        -------
Total return(a)                                               (x.xx)%         (x.xx)%        (x.xx)%       (x.xx)%        (x.xx)%
                                                            -------         -------        -------       -------        -------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $xx,xxx         $xx,xxx        $xx,xxx       $xx,xxx        $xx,xxx
                                                            -------         -------        -------       -------        -------
Ratio of expenses to average net assets(b)                     x.xx% (c)(d)    x.xx%          x.xx%         x.xx%          x.xx%
                                                            -------         -------        -------       -------        -------
Ratio of net investment income (loss)
  to average net assets(e)                                    (x.xx)%(c)      (x.xx)%        (x.xx)%       (x.xx)%        (x.xx)%
                                                            -------         -------        -------       -------        -------
Portfolio turnover rate                                          xx%             xx%            xx%           xx%            xx%
                                                            -------         -------        -------       -------        -------

(a) Does not deduct sales charges and are not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.

(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.

(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.

(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

SHAREHOLDER INFORMATION

Choosing a Share Class

Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                    CLASS B                            CLASS C

o    Initial sales charge  o    No initial sales charge       o    No initial sales charge

o    Reduced or            o    Contingent deferred           o    Contingent deferred
     waived initial             sales charge on                    sales charge on
     sales charge for           redemptions within                 redemptions within
     certain purchases          six years                          one year

o    Lower distribution    o    12b-1 fee of 1.00%            o    12b-1 fee of 1.00%
     and service (12b-1)
     fee than Class B or
     Class C shares
     (See "Fee Table       o    Converts to Class A           o    Does not convert to
     and Expense                shares after eight years           Class A shares
     Example")                  along with a pro rata
                                portion of its reinvested
                                dividends and distributions*

o    Generally more        o    Purchase orders limited        o    Generally more
     appropriate for long-      to amounts less than                appropriate for short-
     term investors             $250,000                            term investors


* If you held Class B shares of AIM Global Trends Fund on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

Initial Sales Charges

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I Initial Sales Charges
--------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

             Less than $   25,000       5.50%               5.82%
$ 25,000 but less than $   50,000       5.25                5.54
$ 50,000 but less than $  100,000       4.75                4.99
$100,000 but less than $  250,000       3.75                3.90
$250,000 but less than $  500,000       3.00                3.09
$500,000 but less than $1,000,000       2.00                2.04


CATEGORY II Initial Sales Charges
---------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

              Less than $   50,000        4.75%            4.99%
$  50,000 but less than $  100,000        4.00             4.17
$ 100,000 but less than $  250,000        3.75             3.90
$ 250,000 but less than $  500,000        2.50             2.56
$ 500,000 but less than $1,000,000        2.00             2.04


CATEGORY III Initial Sales Charges
----------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------


             Less than $ 100,000       1.00%                1.01%
$100,000 but less than $ 250,000       0.75                 0.76
$250,000 but less than $1,000,000      0.50                 0.50


Contingent Deferred Sales Charges for Class A Shares

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

Contingent Deferred Sales Charges for Class B and Class C Shares

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


                                     CLASS B                   CLASS C
                              CDSC AS A PERCENTAGE      CDSC AS A PERCENTAGE
                                OF DOLLAR AMOUNT          OF DOLLAR AMOUNT
  YEAR SINCE PURCHASE MADE      SUBJECT TO CHARGE         SUBJECT TO CHARGE
  ------------------------      -----------------         -----------------

            First                      5%                        1%
           Second                      4%                       None
            Third                      3%                       None
           Fourth                      3%                       None
            Fifth                      2%                       None
            Sixth                      1%                       None
    Seventh and following             None                      None


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Reduced Sales Charges

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

Initial Sales Charge Exceptions

You will not pay initial sales charges

o     on shares purchased by reinvesting dividends and distributions;

o     when exchanging shares among certain AIM Funds;

o     when using the reinstatement privilege; and

o when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

Contingent Deferred Sales Charge (CDSC) Exceptions

You will not pay a CDSC

o     if you redeem Class B shares you held for more than six years;

o     if you redeem Class C shares you held for more than one year;

o if you redeem shares acquired through reinvestment of dividends and distributions; and

o     on increases in the net asset value of your shares.

There may be other situations in which you or other shareholders may be able to purchase or redeem shares at reduced or without sales charges. You should consult the fund's Statement of Additional Information for details regarding these situations.

Purchasing Shares

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


-------------------------------------------------------------------------------------------------------------------------
                                   Type of Account                                        Initial          Additional
                                                                                        Investments       Investments
-------------------------------------------------------------------------------------------------------------------------

Savings Plans (money-purchase/profit sharing plans, 401(k) plans, Simplified            $0 ($25 per          $25
Employee Pension (SEP) accounts, Salary Reduction (SARSEP) accounts, Savings            AIM Fund
Incentive Match Plans for Employee IRA (Simple IRA) accounts, 403(b) or 457             investment
plans)                                                                                  for salary
                                                                                        deferrals
                                                                                        from Savings
                                                                                        Plans)
-------------------------------------------------------------------------------------------------------------------------
Automatic Investment Plans                                                              $50                  $50
-------------------------------------------------------------------------------------------------------------------------
IRA, Education IRA or Roth IRA                                                          $250                 $50
-------------------------------------------------------------------------------------------------------------------------
All other accounts                                                                      $500                 $50
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

There are several ways you can purchase your shares. You can make direct purchases or select from one of three automatic investment methods.

DIRECT PURCHASES


                      Opening An Account                                            Adding to An Account

Through a
Financial
Consultant            Contact your financial consultant.                            Same

By Mail               Mail completed Account                                   Mail your check and the
                      Application and purchase payment to the transfer agent,       remittance slip from
                      A I M Fund Services, Inc., P.O. Box 4739,                     your confirmation statement
                      Houston, TX 77210-4739.                                       to the transfer agent.

By Wire               Mail completed Account                                        Call the transfer agent to
                      Application to the transfer agent.                            receive a reference number.
                      Call the transfer agent at                                    Then, use the wire
                      (800) 959-4246 to receive a reference number.                 instructions at left.
                      Then, use the following wire instructions:

                      Beneficiary Bank ABA/Routing #:113000609
                      Beneficiary Account Number:    00100366807
                      Beneficiary Account Name:      A I M Fund Services, Inc.
                      RFB:                           Fund Name, Reference #
                      OBI:                           Your Name, Account #

By AIM Bank
Connection(sm)        Open your account using one of the methods described          Mail completed AIM Bank
                      above.                                                        Connection(sm) form to the
                                                                                    transfer agent.  Once
                                                                                    the transfer agent has
                                                                                    received the form, call the
                                                                                    transfer agent to place your
                                                                                    purchase.


SPECIAL PLANS

Automatic Investment Plan

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration and in the same class of shares. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the

10th or 25th day of the month in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested at net asset value in certain AIM Funds without paying a sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions
(1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2)   Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

Retirement Plans

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

Redeeming Shares

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES


Through a
Financial Consultant           Contact your financial consultant.

By Mail                        Send a written request to the transfer agent.
                               Requests must include (1) original signatures of all registered owners; (2) the name of the AIM
                               Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.
                               If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan.
                               Contact your employer for details.

By Telephone                   Call the transfer agent. You will be allowed to
                               redeem by telephone if (1) the proceeds are to be
                               mailed to the address on record with us or
                               transferred electronically to a pre-authorized
                               checking account; (2) the address on record with
                               us has not been changed within the last thirty
                               days; (3) you do not hold physical share
                               certificates; (4) you can provide proper
                               identification information; (5) the proceeds of
                               the redemption do not exceed $50,000; and (6) you
                               have not previously declined the telephone
                               redemption privilege. Certain accounts, including
                               retirement accounts and 403(b) plans, may not
                               redeem by telephone. The transfer agent must
                               receive your call during the hours the NYSE is
                               open for business in order to effect the
                               redemption at that day's closing price.


TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Payment for Systematic Withdrawals

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

Redemptions by Check (Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)   the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax- Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year and it may have tax consequences.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

You will not pay a sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
         Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

         (a)  one another;

         (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

         (c)  Class A shares of another AIM Fund, but only if

              (i)  you acquired the original shares before May 1, 1994; or

              (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

         (a)  one another;

         (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

              (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

              (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

         (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o     Shares must have been held for at least one day prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

Pricing of Shares

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 347-4246

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET:  http://www.aimfunds.com (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.






AIM Global Telecommunications Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]
ADVISOR CLASS



AIM GLOBAL TELECOMMUNICATIONS FUND
                                                                  PROSPECTUS
                                                                  MARCH 1, 1999


AIM Global Telecommunications Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND STRATEGIES......................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................3
PERFORMANCE INFORMATION..................................................................................5
         ANNUAL TOTAL RETURNS............................................................................5
         PERFORMANCE TABLE...............................................................................6
FEE TABLE AND EXPENSE EXAMPLE............................................................................7
         FEE TABLE.......................................................................................7
         EXPENSE EXAMPLE.................................................................................7
FUND MANAGEMENT..........................................................................................8
         THE ADVISOR.....................................................................................8
         ADVISOR COMPENSATION............................................................................8
         PORTFOLIO MANAGERS..............................................................................8
OTHER INFORMATION........................................................................................9
         DIVIDENDS AND DISTRIBUTIONS.....................................................................9
FINANCIAL HIGHLIGHTS....................................................................................10
SHAREHOLDER INFORMATION................................................................................A-1
         PURCHASING SHARES.............................................................................A-1
         REDEEMING SHARES..............................................................................A-3
         EXCHANGING SHARES.............................................................................A-5
         PRICING OF SHARES.............................................................................A-6
         TAXES.........................................................................................A-6
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE







The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities of domestic and foreign telecommunications companies. The fund considers a "telecommunications company" to be one that (i) derives at least 50% of its revenues or earnings from telecommunications activities, or (ii) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that develop, manufacture, or sell communications services and equipment, computer and electronic components and equipment, mobile communications, and broadcasting. The fund may invest up to 35% of its assets in debt securities issued by telecommunications companies, or equity and debt securities of other companies the portfolio managers believe will benefit from developments in the telecommunications industries.

The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will not invest more than 40% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.

The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.

The portfolio managers normally sell a particular security when any of those factors materially changes. In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the common stocks in which the fund invests. The price of common stock rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting the telecommunications industry, such as substantial government regulation. Because the fund focuses its investments in the telecommunications industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

In addition, the prices of securities issued by foreign issuers may be further affected by other factors, including

o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the price of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the fund or may affect companies in which the fund may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[INFORMATION TO BE PROVIDED BY GARY WENDLER'S GROUP]
PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS


                                    [GRAPH]
                       AIM GLOBAL TELECOMMUNICATIONS FUND
                                   (Advisor)

                                                                      Annual
          Year Ended                                                  Total
          December 31                                                 Return
          -----------                                                 ------
          1995 ...................................................... 35.45%
          1996 ...................................................... 16.27%
          1997 ...................................................... 12.92%


The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year over a 4-year period.


[BAR CHART TO BE REVISED - DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]


During the 4-year period shown in the bar chart, the highest quarterly return was [____________%] (quarter ended [____________________]) and the lowest quarterly return was[___________%] (quarter ended [___________________]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.

-----------------------------------------------------------------------------------------------
         Average Annual Total Returns
  (for the periods ending December 31, 1998)
                                                     1 Year          5 Years          10 Years
--------------------------------------------         ------          -------          ---------
Advisor Class*                                        [ ]%             [ ]%             [ ]%
                                                     ------          -------          ---------
MSCI World Index**                                    [ ]              [ ]              [ ]
-----------------------------------------------------------------------------------------------

*   Advisor Class returns are since inception (6/1/95)
** The Morgan Stanley Capital International World Index measures performance for twenty-two developed country global stock markets. The index is capitalization weighted. Companies included in the index replicate the industry composition of each local market and, in addition, represent a sampling of large, medium and small capitalization companies from each local market, taking into account the stocks' liquidity.


[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                                  Advisor Class
                                                                  -------------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                            None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                      None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees(1)                                                0.94%
                                                                       ----
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses:
       Transfer agent fees and costs
                                                                       ----
       Other
                                                                       ----
       Total Other Expenses
                                                                       ----
     Total Annual Fund Operating Expenses
                                                                       ----

------------------
[(1) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of

    Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year. ]

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]
                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [ $                $               $                 $


You would pay the following expenses if you did not redeem your shares:


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [ $                $               $                 $

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment adviser and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of [______]% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the fund's portfolio, is

o Michael Mahoney, Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1991. From 1991 to 1993, he was an Investment Analyst for the INVESCO
    (NY), Inc.

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

           [FINANCIAL HIGHLIGHTS BELOW ARE FOR ADVISOR CLASS FOR THE


                                                     ----------------------------------------------------------
                                                                            Advisor Class
                                                     ----------------------------------------------------------
                                                                                                 June 1, 1995
                                                                                                      to
                                                         Year Ended October 31,               October 31, 1995
                                                     ----------------------------------------------------------
                                                       1998            1997           1996             1995
                                                     -------          -------        -------          -------
Net asset value, beginning of period                  $xx.xx           $xx.xx         $xx.xx           $xx.xx
                                                     -------          -------        -------          -------
Income from investment operations:
  Net investment income (loss)                         (x.xx)           (x.xx)         (x.xx)           (x.xx)
                                                     -------          -------        -------          -------
  Net gains on securities (both realized and
    unrealized)                                        (x.xx)           (x.xx)         (x.xx)           (x.xx)
                                                     -------          -------        -------          -------
     Total from investment operations                  (x.xx)           (x.xx)         (x.xx)           (x.xx)
                                                     -------          -------        -------          -------
Distributions from net realized gains                  (x.xx)           (x.xx)         (x.xx)           (x.xx)
                                                     -------          -------        -------          -------
Net asset value, end of period                        $xx.xx           $xx.xx         $xx.xx           $xx.xx
                                                     =======          =======        =======          =======
Total return (a)                                       (x.xx)%          (x.xx)%        (x.xx)%          (x.xx)%
                                                     =======          =======        =======          =======

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $xx,xxx          $xx,xxx        $xx,xxx          $xx,xxx
                                                     =======          =======        =======          =======
Ratio of expenses to average net assets (b)             x.xx% (c)(d)     x.xx%          x.xx%            x.xx%
                                                     =======          =======        =======          =======
Ratio of net investment income (loss) to
  average net assets(e)                                (x.xx)% (c)      (x.xx)%        (x.xx)%          (x.xx)%
                                                     =======          =======        =======          =======
Portfolio turnover rate                                   xx%              xx%            xx%              xx%
                                                     =======          =======        =======          =======

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.


YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]

SHAREHOLDER INFORMATION FOR ADVISOR CLASS SHARES
-------------------------------------------------------------------------------
PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any AIM Fund, your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

There are several ways you can purchase your shares. You can make direct purchases or select from two automatic investment methods.

DIRECT PURCHASES



                                     OPENING AN ACCOUNT                        ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant       Contact your financial consultant.        Same

By Mail                              Must be submitted by your financial       Mail your check and the remittance
                                     consultant.                               slip from your confirmation
                                                                               statement to the transfer agent.
                                                                               A I M Fund Services, Inc., P.O. Box
                                                                               4739
                                                                               Houston, TX  77210-4739

By Wire                              Your financial consultant must mail a     Call the transfer agent to receive a
                                     completed account application to the      reference number.  Then, use the
                                     transfer agent.  You or your financial    wire instructions at left.
                                     consultant may call the transfer agent
                                     at (800) 959-4246 to receive a
                                     reference number.  Then, use the
                                     following wire instructions:

                                     Beneficiary Bank ABA/Routing #:           113000609
                                     Beneficiary Account Number:               00100366807
                                     Beneficiary Account Name:                 A I M Fund Services, Inc.
                                     RFB:                                      Fund Name, Reference #
                                     OBI:                                      Your Name, Account #


By AIM Bank                          Open your account using one of the        Mail completed AIM Bank Connection(sm)
Connection(sm)                       methods described above.                  form to the transfer agent.  Once the
                                                                               transfer agent has received the form,
                                                                               call the transfer agent to place your
                                                                               purchase order.


SPECIAL PLANS

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2)  Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the Program at any time on 60 days' prior written notice.

The distributor and its agents reserve the right at any time to (1) reject or cancel any part of any purchase or exchange order; (2) modify any terms or conditions of purchase of shares of any AIM Fund; or (3) withdraw all or any part of the offering made by this Prospectus.

REDEEMING SHARES

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.


HOW TO REDEEM SHARES
-------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant.         Contact your financial consultant.

By Mail                                 Send a written request to the transfer agent.  Requests must include (1)
                                        original signatures of all registered owners; (2) the name of the AIM
                                        Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below).  The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.

By Telephone                            Call the transfer agent.  You will be allowed to redeem by telephone if
                                        (1) the proceeds are to be mailed to the address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                                        (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have not previously declined the telephone redemption privilege. The transfer agent must receive your call during the hours the NYSE is open for business in order to effect the redemption at that day's closing price.
-------------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)  the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

[IF AN AIM FUND DETERMINES THAT YOU HAVE PROVIDED INCORRECT INFORMATION IN OPENING AN ACCOUNT OR IN THE COURSE OF CONDUCTING SUBSEQUENT TRANSACTIONS, THE AIM FUND MAY, IN ITS DISCRETION, REDEEM THE ACCOUNT AND DISTRIBUTE THE PROCEEDS TO YOU.]

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

o Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

GENERAL INFORMATION
-------------------------------------------------------------------------------

PRICING OF SHARES

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Long-term capital gain distributions are taxable as long-term capital gains when distributed to you, no matter how long you held your shares. Different rates of tax may apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds? or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:            A I M Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 347-4246

BY E-MAIL:          general@aimfunds.com

ON THE INTERNET:    http://www.aimfunds.com (prospectuses and annual and
                    semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website (http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.





AIM Global Telecommunications Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]



                                                                      PROSPECTUS
                                                                   MARCH 1, 1999

AIM LATIN AMERICAN GROWTH FUND



AIM Latin American Growth Fund seeks to provide growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE
                WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND STRATEGIES......................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................3
PERFORMANCE INFORMATION..................................................................................5
         ANNUAL TOTAL RETURNS............................................................................5
         PERFORMANCE TABLE...............................................................................+
FEE TABLE AND EXPENSE EXAMPLE............................................................................7
         FEE TABLE.......................................................................................7
         EXPENSE EXAMPLE.................................................................................7
FUND MANAGEMENT..........................................................................................8
         THE ADVISOR AND SUBADVISOR......................................................................8
         ADVISOR COMPENSATION............................................................................8
         PORTFOLIO MANAGERS..............................................................................8
OTHER INFORMATION........................................................................................9
         DIVIDENDS AND DISTRIBUTIONS.....................................................................9
FINANCIAL HIGHLIGHTS....................................................................................10
SHAREHOLDER INFORMATION................................................................................A-1
         CHOOSING A SHARE CLASS........................................................................A-1
         PURCHASING SHARES.............................................................................A-4
         REDEEMING SHARES..............................................................................A-6
         EXCHANGING SHARES.............................................................................A-9
         PRICING OF SHARES............................................................................A-11
         TAXES........................................................................................A-11
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE






The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVES AND STRATEGIES

The fund's investment objective is growth of capital.

The fund seeks to achieve its objective by investing at least 65% of its total assets in equity and debt securities of Latin American issuers. The fund considers securities of "Latin American issuers" to include (i) securities of companies organized under the laws of, or having a principal office located in, a Latin American country, (ii) securities of companies that derive 50% or more of their total revenues from business in Latin America, provided that, in the view of INVESCO Asset Management Ltd. (the fund's subadvisor), the value of such issuers' securities reflect Latin American developments to a greater extent than developments elsewhere, (iii) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country, (iv) U.S. dollar-denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America, and (v) securities of Latin American issuers in the form of depositary shares. The fund considers Latin America to include Mexico and the countries within Central and South America and the Caribbean.

The fund will normally invest a majority of its assets in equity securities. The fund may invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers. The fund may also invest up to 50% of its total assets in debt securities, which may consist of lower-quality debt securities, i.e., "junk bonds," and "Brady Bonds." Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly-issued bonds. The fund currently expects to invest primarily in securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. The fund may invest more than 25% of its total assets in any of these four countries but does not expect to invest more than 60% of its total assets in any one country.

In allocating investments among the various Latin American countries, the portfolio managers look principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization, and monetary conditions and the political outlook in each country. Further, the portfolio managers select between debt and equity investments based on additional economic criteria such as fundamental economic strength, expected corporate profits, the condition of balance of payments, changes in terms of trade, and currency and interest rate trends. The portfolio managers usually sell a particular security when any of those factors materially changes.

The fund is a non-diversified portfolio, which means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies and multinational currency units), money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk.

[In comparison to the value of higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Under some circumstances, some Latin American countries that issue lower quality debt securities may be unable or unwilling make principal or interest repayments as they come due.]

Because the fund focuses its investments in Latin America, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader geographic region. In addition, the prices of securities issued by Latin American issuers may be further affected by other factors such as higher transaction costs and delays in settlement procedures, as well as

o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. Some Latin American countries have, in the past, sharply devalued their currencies against the dollar.

o Political and economic conditions - The value of the fund's Latin American investments may be adversely affected by political and social instability and by changes in economic or taxation policies in Latin America. Investments may be subject to the risk that Latin American governments may expropriate, nationalize, or confiscate assets or may impose restrictions on foreign investments or on currency transfers.

o Regulations - Latin American companies generally are subject to less stringent regulation, including financial and accounting controls (and less vigorous regulatory enforcement), than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of Latin American countries are smaller and less developed than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S.
     securities.

Because it is non-diversified, the fund may invest in fewer issuers than if it was a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the fund or may affect companies in which the fund may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year over a 4-year period.





insert chart here






* The year-to-date return as of 1/31/99 (the end of the most recent fiscal quarter) was %. ----------------

[BAR CHART TO BE REVISED]

[INFO BELOW TO BE UPDATED/PROVIDED AT ANN. UPDATE - NOT NOW]

                        AIM LATIN AMERICAN GROWTH FUND

                                           Annual
            Year Ended                     Total
            December 31                    Return
            -----------                    ------
            1992 ........................  -2.32%
            1993 ........................  52.95%
            1994 ........................  -6.64%
            1995 ........................ -21.34%
            1996 ........................  17.00%
            1997 ........................  14.52%
            1998 ........................       %

During the 4-year period shown in the bar chart, the highest quarterly return was [__________ %] (quarter ended [_________]) and the lowest quarterly return was[_________ %] (quarter ended [______________________]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.

             Average Annual Total
                    Returns
            (for the periods ending
              December 31, 1998)                     1 Year          5 Years          10 Years
===============================================   ============   ==============   ================

Class A*
-----------------------------------------------   ------------   --------------   -----------------
Class B**

-----------------------------------------------   ------------   --------------   -----------------
MSCI Emerging Latin America***
-----------------------------------------------   ------------   --------------   -----------------

*    Class A returns are since inception (____________).
**   Class B returns are since inception (____________).
*** The MSCI Emerging Latin America Index are market value-weighted averages of companies listed in Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. This index is measured in U.S. dollars and includes the effect of reinvested dividends. The MSCI Emerging Latin American Index has an aggregate market capitalization of $318.95 billion.


[INFO IN CHART TO BE UPDATED/PROVIDED AT ANN. UPDATE - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                              Class A  Class B  Class C
                                                              -------  -------  -------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                      4.75%    None    None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                None     5.00    1.00
Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees(2)                                              %        %       %
                                                                -----    -----   -----
     Distribution and/or Service (12b-1) Fees
                                                                -----    -----   -----
     Other Expenses:
       Transfer agent fees and costs
                                                                -----    -----   -----
       Other
                                                                -----    -----   -----
       Total Other Expenses
                                                                -----    -----   -----
Total Annual Fund Operating Expenses
                                                                -----    -----   -----

-------------------
[(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

 (2) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           [ $               $                $                 $
Class B           [ $               $                $                 $
Class C           [ $               $                $                 $

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           [ $               $                $                 $
Class B           [ $               $                $                 $
Class C           [ $               $                $                 $    ]

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment adviser. INVESCO Asset Management Ltd. (the sub-advisor), an affiliate of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The sub-advisor is located at 11 Devonshire Squire, London EC2M 4YR, England. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976, and the subadvisor has acted as an investment adviser since its organization in [_____]. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of _______ % of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the fund's portfolio, is

o David Manuel, Portfolio Manager for the subadvisor and INVESCO GT Asset Management PLC (London), has been responsible for the fund since 1997 and has been associated with the INVESCO (NY), Inc. and/or its affiliates since 1987. From 1987 to 1997, he was an Investment Analyst and Portfolio Manager for Abbey Life Investment Services Ltd. (Bournemouth) from 1987 to 1997, and as Head of Latin American Equities from 1994 to 1997.

OTHER INFORMATION
INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 4.75% initial sales charge as listed under the heading "CATEGORY II Initial Sales Charges" in the "Shareholder Information -- Choosing a Share Class" section of this prospectus.


DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, quarterly.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

[FINANCIAL HIGHLIGHTS BELOW ARE FOR CLASS A AND CLASS B FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998

                                                ---------------------------------------------------------------
                                                                               Class A
                                                ---------------------------------------------------------------
                                                  1998              1997         1996        1995        1994
                                                --------         ----------   ---------   ---------   ---------

Net asset value, beginning of period            $  xx.xx         $    xx.xx   $   xx.xx   $   xx.xx   $   xx.xx
                                                --------         ----------   ---------   ---------   ---------
Income from investment operations:
Net investment income (loss)                       (x.xx)             (x.xx)      (x.xx)      (x.xx)      (x.xx)
                                                --------         ----------   ---------   ---------   ---------
Net gains on securities (both realized and
unrealized)                                        (x.xx)             (x.xx)      (x.xx)      (x.xx)      (x.xx)
                                                --------         ----------   ---------   ---------   ---------
Total from investment operations                   (x.xx)             (x.xx)      (x.xx)      (x.xx)      (x.xx)
                                                --------         ----------   ---------   ---------   ---------
Distributions from net realized gains              (x.xx)             (x.xx)      (x.xx)      (x.xx)      (x.xx)
                                                --------         ----------   ---------   ---------   ---------
Net asset value, end of period                  $  xx.xx         $    xx.xx   $   xx.xx   $   xx.xx   $   xx.xx
                                                ========         ==========   =========   =========   =========
Total return (a)                                   (x.xx)%            (x.xx)%     (x.xx)%     (x.xx)%     (x.xx)%
                                                ========         ==========   =========   =========   =========

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $  xx.xx         $    xx.xx   $   xx.xx   $   xx.xx   $   xx.xx
                                                ========         ==========   =========   =========   =========
Ratio of expenses to average net assets (b)         x.xx% (c)(d)       x.xx%       x.xx%       x.xx%       x.xx%
                                                ========         ==========   =========   =========   =========
Ratio of net investment income (loss) to
average net assets                                 (x.xx)% (c)        (x.xx)%     (x.xx)%     (x.xx)%     (x.xx)%
                                                ========         ==========   =========   =========   =========
Portfolio turnover rate                              xx%                xx%         xx%         xx%         xx%
                                                ========         ==========   =========   =========   =========

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

INFORMATION AT THE ANNUAL UPDATE FILING NOT NOW]

                                                                               Class B
                                                ---------------------------------------------------------------
                                                  1998              1997         1996        1995        1994
                                                --------         ----------   ---------   ---------   ---------

Net asset value, beginning of period            $  xx.xx         $    xx.xx   $   xx.xx   $   xx.xx   $   xx.xx
                                                --------         ----------   ---------   ---------   ---------
Income from investment operations:
Net investment income (loss)                       (x.xx)             (x.xx)      (x.xx)      (x.xx)      (x.xx)
                                                --------         ----------   ---------   ---------   ---------
Net gains on securities (both realized and
unrealized)                                        (x.xx)             (x.xx)      (x.xx)      (x.xx)      (x.xx)
                                                --------         ----------   ---------   ---------   ---------
Total from investment operations                   (x.xx)             (x.xx)      (x.xx)      (x.xx)      (x.xx)
                                                --------         ----------   ---------   ---------   ---------
Distributions from net realized gains              (x.xx)             (x.xx)      (x.xx)      (x.xx)      (x.xx)
                                                --------         ----------   ---------   ---------   ---------
Net asset value, end of period                  $  xx.xx         $    xx.xx   $   xx.xx   $   xx.xx   $   xx.xx
                                                ========         ==========   =========   =========   =========
Total return (a)                                   (x.xx)%            (x.xx)%     (x.xx)%     (x.xx)%     (x.xx)%
                                                ========         ==========   =========   =========   =========

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $  xx.xx         $    xx.xx   $   xx.xx   $   xx.xx   $   xx.xx
                                                ========         ==========   =========   =========   =========
Ratio of expenses to average net assets (b)         x.xx% (c)(d)       x.xx%       x.xx%       x.xx%       x.xx%
                                                ========         ==========   =========   =========   =========
Ratio of net investment income (loss) to
average net assets                                 (x.xx)% (c)        (x.xx)%     (x.xx)%     (x.xx)%     (x.xx)%
                                                ========         ==========   =========   =========   =========
Portfolio turnover rate                              xx%                xx%         xx%         xx%         xx%
                                                ========         ==========   =========   =========   =========

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

SHAREHOLDER INFORMATION

Choosing a Share Class

Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                    CLASS B                            CLASS C

o    Initial sales charge  o    No initial sales charge       o    No initial sales charge

o    Reduced or            o    Contingent deferred           o    Contingent deferred
     waived initial             sales charge on                    sales charge on
     sales charge for           redemptions within                 redemptions within
     certain purchases          six years                          one year

o    Lower distribution    o    12b-1 fee of 1.00%            o    12b-1 fee of 1.00%
     and service (12b-1)
     fee than Class B or
     Class C shares
     (See "Fee Table       o    Converts to Class A           o    Does not convert to
     and Expense                shares after eight years           Class A shares
     Example")                  along with a pro rata
                                portion of its reinvested
                                dividends and distributions*

o    Generally more        o    Purchase orders limited        o    Generally more
     appropriate for long-      to amounts less than                appropriate for short-
     term investors             $250,000                            term investors


* If you held Class B shares of AIM Global Trends Fund on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

Initial Sales Charges

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I Initial Sales Charges
--------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

             Less than $   25,000       5.50%               5.82%
$ 25,000 but less than $   50,000       5.25                5.54
$ 50,000 but less than $  100,000       4.75                4.99
$100,000 but less than $  250,000       3.75                3.90
$250,000 but less than $  500,000       3.00                3.09
$500,000 but less than $1,000,000       2.00                2.04


CATEGORY II Initial Sales Charges
---------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

              Less than $   50,000        4.75%            4.99%
$  50,000 but less than $  100,000        4.00             4.17
$ 100,000 but less than $  250,000        3.75             3.90
$ 250,000 but less than $  500,000        2.50             2.56
$ 500,000 but less than $1,000,000        2.00             2.04


CATEGORY III Initial Sales Charges
----------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------


             Less than $ 100,000       1.00%                1.01%
$100,000 but less than $ 250,000       0.75                 0.76
$250,000 but less than $1,000,000      0.50                 0.50


Contingent Deferred Sales Charges for Class A Shares

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

Contingent Deferred Sales Charges for Class B and Class C Shares

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


                                     CLASS B                   CLASS C
                              CDSC AS A PERCENTAGE      CDSC AS A PERCENTAGE
                                OF DOLLAR AMOUNT          OF DOLLAR AMOUNT
  YEAR SINCE PURCHASE MADE      SUBJECT TO CHARGE         SUBJECT TO CHARGE
  ------------------------      -----------------         -----------------

            First                      5%                        1%
           Second                      4%                       None
            Third                      3%                       None
           Fourth                      3%                       None
            Fifth                      2%                       None
            Sixth                      1%                       None
    Seventh and following             None                      None


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Reduced Sales Charges

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

Initial Sales Charge Exceptions

You will not pay initial sales charges

o     on shares purchased by reinvesting dividends and distributions;

o     when exchanging shares among certain AIM Funds;

o     when using the reinstatement privilege; and

o when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

Contingent Deferred Sales Charge (CDSC) Exceptions

You will not pay a CDSC

o     if you redeem Class B shares you held for more than six years;

o     if you redeem Class C shares you held for more than one year;

o if you redeem shares acquired through reinvestment of dividends and distributions; and

o     on increases in the net asset value of your shares.

There may be other situations in which you or other shareholders may be able to purchase or redeem shares at reduced or without sales charges. You should consult the fund's Statement of Additional Information for details regarding these situations.

Purchasing Shares

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


-------------------------------------------------------------------------------------------------------------------------
                                   Type of Account                                        Initial          Additional
                                                                                        Investments       Investments
-------------------------------------------------------------------------------------------------------------------------

Savings Plans (money-purchase/profit sharing plans, 401(k) plans, Simplified            $0 ($25 per          $25
Employee Pension (SEP) accounts, Salary Reduction (SARSEP) accounts, Savings            AIM Fund
Incentive Match Plans for Employee IRA (Simple IRA) accounts, 403(b) or 457             investment
plans)                                                                                  for salary
                                                                                        deferrals
                                                                                        from Savings
                                                                                        Plans)
-------------------------------------------------------------------------------------------------------------------------
Automatic Investment Plans                                                              $50                  $50
-------------------------------------------------------------------------------------------------------------------------
IRA, Education IRA or Roth IRA                                                          $250                 $50
-------------------------------------------------------------------------------------------------------------------------
All other accounts                                                                      $500                 $50
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

There are several ways you can purchase your shares. You can make direct purchases or select from one of three automatic investment methods.

DIRECT PURCHASES


                      Opening An Account                                            Adding to An Account

Through a
Financial
Consultant            Contact your financial consultant.                            Same

By Mail               Mail completed Account                                   Mail your check and the
                      Application and purchase payment to the transfer agent,       remittance slip from
                      A I M Fund Services, Inc., P.O. Box 4739,                     your confirmation statement
                      Houston, TX 77210-4739.                                       to the transfer agent.

By Wire               Mail completed Account                                        Call the transfer agent to
                      Application to the transfer agent.                            receive a reference number.
                      Call the transfer agent at                                    Then, use the wire
                      (800) 959-4246 to receive a reference number.                 instructions at left.
                      Then, use the following wire instructions:

                      Beneficiary Bank ABA/Routing #:113000609
                      Beneficiary Account Number:    00100366807
                      Beneficiary Account Name:      A I M Fund Services, Inc.
                      RFB:                           Fund Name, Reference #
                      OBI:                           Your Name, Account #

By AIM Bank
Connection(sm)        Open your account using one of the methods described          Mail completed AIM Bank
                      above.                                                        Connection(sm) form to the
                                                                                    transfer agent.  Once
                                                                                    the transfer agent has
                                                                                    received the form, call the
                                                                                    transfer agent to place your
                                                                                    purchase.


SPECIAL PLANS

Automatic Investment Plan

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration and in the same class of shares. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the

10th or 25th day of the month in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested at net asset value in certain AIM Funds without paying a sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions
(1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2)   Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

Retirement Plans

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

Redeeming Shares

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES


Through a
Financial Consultant           Contact your financial consultant.

By Mail                        Send a written request to the transfer agent.
                               Requests must include (1) original signatures of all registered owners; (2) the name of the AIM
                               Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.
                               If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan.
                               Contact your employer for details.

By Telephone                   Call the transfer agent. You will be allowed to
                               redeem by telephone if (1) the proceeds are to be
                               mailed to the address on record with us or
                               transferred electronically to a pre-authorized
                               checking account; (2) the address on record with
                               us has not been changed within the last thirty
                               days; (3) you do not hold physical share
                               certificates; (4) you can provide proper
                               identification information; (5) the proceeds of
                               the redemption do not exceed $50,000; and (6) you
                               have not previously declined the telephone
                               redemption privilege. Certain accounts, including
                               retirement accounts and 403(b) plans, may not
                               redeem by telephone. The transfer agent must
                               receive your call during the hours the NYSE is
                               open for business in order to effect the
                               redemption at that day's closing price.


TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Payment for Systematic Withdrawals

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

Redemptions by Check (Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)   the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax- Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year and it may have tax consequences.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

You will not pay a sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
         Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

         (a)  one another;

         (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

         (c)  Class A shares of another AIM Fund, but only if

              (i)  you acquired the original shares before May 1, 1994; or

              (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

         (a)  one another;

         (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

              (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

              (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

         (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o     Shares must have been held for at least one day prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

Pricing of Shares

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:                   A I M Distributors, Inc.
                           11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173

BY TELEPHONE:              (800) 347-4246

BY E-MAIL:                 general@aimfunds.com

ON THE INTERNET:           http://www.aimfunds.com
                           (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


A I M Latin American Growth Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]
ADVISOR CLASS


                                                                   PROSPECTUS
                                                                   MARCH 1, 1999

AIM LATIN AMERICAN GROWTH FUND



AIM Latin American Growth Fund seeks to provide growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION
   HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU
                        OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND STRATEGIES.........................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND....................................3
PERFORMANCE INFORMATION.....................................................5
         ANNUAL TOTAL RETURNS...............................................5
         PERFORMANCE TABLE..................................................6
FEE TABLE AND EXPENSE EXAMPLE...............................................7
         FEE TABLE..........................................................7
         EXPENSE EXAMPLE....................................................7
FUND MANAGEMENT.............................................................8
         THE ADVISOR AND SUBADVISOR.........................................8
         ADVISOR COMPENSATION...............................................8
         PORTFOLIO MANAGERS.................................................8
OTHER INFORMATION...........................................................9
         DIVIDENDS AND DISTRIBUTIONS........................................9
FINANCIAL HIGHLIGHTS.......................................................10
SHAREHOLDER INFORMATION...................................................A-1
         PURCHASING SHARES................................................A-1
         REDEEMING SHARES.................................................A-3
         EXCHANGING SHARES................................................A-5
         PRICING OF SHARES................................................A-6
         TAXES............................................................A-6
OBTAINING ADDITIONAL INFORMATION..............................BACK COVER PAGE






The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is growth of capital.

The fund seeks to achieve its objective by investing at least 65% of its total assets in equity and debt securities of Latin American issuers. The fund considers securities of "Latin American issuers" to include (i) securities of companies organized under the laws of, or having a principal office located in, a Latin American country, (ii) securities of companies that derive 50% or more of their total revenues from business in Latin America, provided that, in the view of INVESCO Asset Management Ltd. (the fund's subadvisor), the value of such issuers' securities reflect Latin American developments to a greater extent than developments elsewhere, (iii) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country, (iv) U.S. dollar-denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America, and (v) securities of Latin American issuers in the form of depositary shares. The fund considers Latin America to include Mexico and the countries within Central and South America and the Caribbean.

The fund will normally invest a majority of its assets in equity securities. The fund may invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers. The fund may also invest up to 50% of its total assets in debt securities, which may consist of lower-quality debt securities, i.e., "junk bonds," and "Brady Bonds." Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly-issued bonds. The fund currently expects to invest primarily in securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. The fund may invest more than 25% of its total assets in any of these four countries but does not expect to invest more than 60% of its total assets in any one country.

In allocating investments among the various Latin American countries, the portfolio managers look principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization, and monetary conditions and the political outlook in each country. Further, the portfolio managers select between debt and equity investments based on additional economic criteria such as fundamental economic strength, expected corporate profits, the condition of balance of payments, changes in terms of trade, and currency and interest rate trends. The portfolio managers usually sell a particular security when any of those factors materially changes.

The fund is a non-diversified portfolio, which means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies and multinational currency units), money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk.

[In comparison to the value of higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Under some circumstances, some Latin American countries that issue lower quality debt securities may be unable or unwilling make principal or interest repayments as they come due.]

Because the fund focuses its investments in Latin America, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader geographic region. In addition, the prices of securities issued by Latin American issuers may be further affected by other factors such as higher transaction costs and delays in settlement procedures, as well as

o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. Some Latin American countries have, in the past, sharply devalued their currencies against the dollar.

o Political and economic conditions - The value of the fund's Latin American investments may be adversely affected by political and social instability and by changes in economic or taxation policies in Latin America. Investments may be subject to the risk that Latin American governments may expropriate, nationalize, or confiscate assets or may impose restrictions on foreign investments or on currency transfers.

o Regulations - Latin American companies generally are subject to less stringent regulation, including financial and accounting controls (and less vigorous regulatory enforcement), than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of Latin American countries are smaller and less developed than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

Because it is non-diversified, the fund may invest in fewer issuers than if it was a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the fund or may affect companies in which the fund may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year over a 4-year period.





insert chart here






* The year-to-date return as of 1/31/99 (the end of the most recent fiscal quarter) was ________________ %.

[BAR CHART TO BE REVISED]

[INFO BELOW TO BE UPDATED/PROVIDED AT ANN. UPDATE - NOT NOW]

                         AIM LATIN AMERICAN GROWTH FUND
                                   (Advisor)

                                           Annual
            Year Ended                     Total
            December 31                    Return
            -----------                    ------
            1995 ........................  -0.09%
            1996 ........................  17.51%
            1997 ........................  14.80%
            1998 ........................       %

During the 4-year period shown in the bar chart, the highest quarterly return was [ ___________ %] (quarter ended [ ___________ ]) and the lowest quarterly return was[ _________ %] (quarter ended [ ___________ ]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.


----------------------------------------------------------------------------------------------
             Average Annual Total
                    Returns
            (for the periods ending
              December 31, 1998)                     1 Year          5 Years          10 Years
----------------------------------------------------------------------------------------------
Advisor Class*
----------------------------------------------------------------------------------------------
MSCI Emerging Latin America**
----------------------------------------------------------------------------------------------

*    Advisor Class returns are since inception (6/1/95).
** The MSCI Emerging Latin America Index are market value-weighted averages of companies listed in Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. This index is measured in U.S. dollars and includes the effect of reinvested dividends. The MSCI Emerging Latin American Index has an aggregate market capitalization of $318.95 billion.


[INFO IN CHART TO BE UPDATED/PROVIDED AT ANN. UPDATE - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


                                                                  Advisor Class
                                                                  -------------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                            None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                      None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees(1)                                                0.98%
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses:
       Transfer agent fees and costs                                   ---
       Other                                                           ---
       Total Other Expenses                                            ---
     Total Annual Fund Operating Expenses                              ---

-----------------
[(1) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [ $                $               $                 $


You would pay the following expenses if you did not redeem your shares:


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [ $                $               $                 $

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment adviser. INVESCO Asset Management Ltd. (the sub-advisor), an affiliate of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The sub-advisor is located at 11 Devonshire Squire, London EC2M 4YR, England. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976, and the subadvisor has acted as an investment adviser since its organization in [ _____ ]. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of ______% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the fund's portfolio, is

o David Manuel, Portfolio Manager for the subadvisor and INVESCO GT Asset Management PLC (London), has been responsible for the fund since 1997 and has been associated with the INVESCO (NY), Inc. and/or its affiliates since 1987. From 1987 to 1997, he was an Investment Analyst and Portfolio Manager for Abbey Life Investment Services Ltd. (Bournemouth) from 1987 to 1997, and as Head of Latin American Equities from 1994 to 1997.

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                              Advisor Class
                                                                     -------------------------------------------------------------
                                                                                                                    June 1, 1995
                                                                                                                          to
                                                                       1998               1997         1996        October 1, 1995
                                                                     --------           -------       -------      ---------------
Net asset value, beginning of period                                 $  xx.xx           $ xx.xx       $ xx.xx      $         xx.xx
                                                                     --------           -------       -------      ---------------
Income from investment operations:
  Net investment income (loss)                                         (x.xx)             (x.xx)        (x.xx)               (x.xx)
                                                                     --------           -------       -------      ---------------
  Net gains on securities (both realized and unrealized)               (x.xx)             (x.xx)        (x.xx)               (x.xx)
                                                                     --------           -------       -------      ---------------
        Total from investment operations                               (x.xx)             (x.xx)        (x.xx)               (x.xx)
                                                                     --------           -------       -------      ---------------
Distributions from net realized gains                                  (x.xx)             (x.xx)        (x.xx)               (x.xx)
                                                                     --------           -------       -------      ---------------
Net asset value, end of period                                       $ xx.xx            $ xx.xx       $ xx.xx      $         xx.xx
                                                                     --------           -------       -------      ---------------
Total return(a)                                                        (x.xx)%            (x.xx)%       (x.xx)%              (x.xx)%
                                                                     --------           -------       -------      ---------------

Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $xx,xxx            $xx,xxx       $xx,xxx      $        xx,xxx
                                                                     --------           -------       -------      ---------------
Ratio of expenses to average net assets(b)                              x.xx% (c)(d)       x.xx%         x.xx%                x.xx%
                                                                     --------           -------       -------      ---------------
Ratio of net investment income (loss) to average net assets(e)         (x.xx)% (c)        (x.xx)%       (x.xx)%              (x.xx)%
                                                                     --------           -------       -------      ---------------
Portfolio turnover rate                                                   xx%                xx%           xx%                  xx%
                                                                     --------           -------       -------      ---------------

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.
(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX. (X.XX)% for 1998-1994.

[ACCT. TO INCLUDE 1998 INFO AT THE ANNUAL UPDATE - NOT NOW]

SHAREHOLDER INFORMATION FOR ADVISOR CLASS SHARES
-------------------------------------------------------------------------------
PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any AIM Fund, your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

There are several ways you can purchase your shares. You can make direct purchases or select from two automatic investment methods.

DIRECT PURCHASES



                                     OPENING AN ACCOUNT                        ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant       Contact your financial consultant.        Same

By Mail                              Must be submitted by your financial       Mail your check and the remittance
                                     consultant.                               slip from your confirmation
                                                                               statement to the transfer agent.
                                                                               A I M Fund Services, Inc., P.O. Box
                                                                               4739
                                                                               Houston, TX  77210-4739

By Wire                              Your financial consultant must mail a     Call the transfer agent to receive a
                                     completed account application to the      reference number.  Then, use the
                                     transfer agent.  You or your financial    wire instructions at left.
                                     consultant may call the transfer agent
                                     at (800) 959-4246 to receive a
                                     reference number.  Then, use the
                                     following wire instructions:

                                     Beneficiary Bank ABA/Routing #:           113000609
                                     Beneficiary Account Number:               00100366807
                                     Beneficiary Account Name:                 A I M Fund Services, Inc.
                                     RFB:                                      Fund Name, Reference #
                                     OBI:                                      Your Name, Account #


By AIM Bank                          Open your account using one of the        Mail completed AIM Bank Connection(sm)
Connection(sm)                       methods described above.                  form to the transfer agent.  Once the
                                                                               transfer agent has received the form,
                                                                               call the transfer agent to place your
                                                                               purchase order.


SPECIAL PLANS

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2)  Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the Program at any time on 60 days' prior written notice.

The distributor and its agents reserve the right at any time to (1) reject or cancel any part of any purchase or exchange order; (2) modify any terms or conditions of purchase of shares of any AIM Fund; or (3) withdraw all or any part of the offering made by this Prospectus.

REDEEMING SHARES

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.


HOW TO REDEEM SHARES
-------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant.         Contact your financial consultant.

By Mail                                 Send a written request to the transfer agent.  Requests must include (1)
                                        original signatures of all registered owners; (2) the name of the AIM
                                        Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below).  The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.

By Telephone                            Call the transfer agent.  You will be allowed to redeem by telephone if
                                        (1) the proceeds are to be mailed to the address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                                        (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have not previously declined the telephone redemption privilege. The transfer agent must receive your call during the hours the NYSE is open for business in order to effect the redemption at that day's closing price.
-------------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)  the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

[IF AN AIM FUND DETERMINES THAT YOU HAVE PROVIDED INCORRECT INFORMATION IN OPENING AN ACCOUNT OR IN THE COURSE OF CONDUCTING SUBSEQUENT TRANSACTIONS, THE AIM FUND MAY, IN ITS DISCRETION, REDEEM THE ACCOUNT AND DISTRIBUTE THE PROCEEDS TO YOU.]

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

o Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

GENERAL INFORMATION
-------------------------------------------------------------------------------

PRICING OF SHARES

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Long-term capital gain distributions are taxable as long-term capital gains when distributed to you, no matter how long you held your shares. Different rates of tax may apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:                   A I M Distributors, Inc.
                           11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173

BY TELEPHONE:              (800) 347-4246

BY E-MAIL:                 general@aimfunds.com

ON THE INTERNET:           http://www.aimfunds.com (prospectuses and annual and
                           semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.










AIM Latin American Growth Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]




AIM STRATEGIC INCOME FUND

                                                                   PROSPECTUS
                                                                   MARCH 1, 1999


AIM Strategic Income Fund primarily seeks high current income and, secondarily, seeks growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND STRATEGIES.....................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................3
PERFORMANCE INFORMATION..................................................................................4
         ANNUAL TOTAL RETURNS............................................................................4
         PERFORMANCE TABLE...............................................................................5
FEE TABLE AND EXPENSE EXAMPLE............................................................................6
         FEE TABLE.......................................................................................6
         EXPENSE EXAMPLE.................................................................................6
FUND MANAGEMENT..........................................................................................8
         THE ADVISOR AND SUBADVISOR......................................................................8
         ADVISOR COMPENSATION............................................................................8
         PORTFOLIO MANAGERS..............................................................................8
OTHER INFORMATION.......................................................................................10
         INITIAL SALES CHARGES FOR CLASS A SHARES.......................................................10
         DIVIDENDS AND DISTRIBUTIONS....................................................................10
FINANCIAL HIGHLIGHTS....................................................................................11
SHAREHOLDER INFORMATION................................................................................A-1
         CHOOSING A SHARE CLASS........................................................................A-1
         PURCHASING SHARES.............................................................................A-4
         REDEEMING SHARES..............................................................................A-6
         EXCHANGING SHARES.............................................................................A-9
         PRICING OF SHARES............................................................................A-11
         TAXES........................................................................................A-11
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE

















The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVES AND STRATEGIES

The fund's primary investment objective is high current income and its secondary investment objective is growth of capital.

The fund seeks to achieve its objectives by investing primarily in debt securities, including mortgage-backed and asset-backed securities, of issuers in the United States and developed and developing countries, i.e., those that are in the initial stages of their industrial cycles. The securities of issuers in developing countries may consist substantially of "Brady Bonds" and other sovereign debt securities issued by governments of such countries traded in the markets of developed countries or groups of developed countries without regard to ratings. Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly-issued bonds.

The fund normally invests at least 35% of its total assets in U.S. and foreign debt and other fixed income securities that are either rated at least investment grade by Moody's Investors Service, Inc. or Standard & Poor's (rated in the four highest ratings categories by Moody's or S&P), or that INVESCO (NY), Inc. the fund's subadvisor, believes to be of comparable quality. The fund may invest up to 65% of its total assets in debt securities that are rated below investment grade by such agencies or that the fund's subadvisor believes to be of comparable quality, i.e., "junk bonds." The fund may also invest up to 35% of its total assets in equity securities. The fund may invest a significant portion of its assets in the securities of U.S. issuers.

The portfolio managers allocate assets among securities of countries and in currency denominations that are expected to provide the most attractive opportunities for meeting the fund's investment objectives. The portfolio managers consider fundamental economic strength, credit quality, and currency and interest rate trends in emphasizing various country, geographic, and industry sectors within the fund. Further, the portfolio managers select particular issuers based on additional economic criteria such as yield, maturity, issue classification, and quality characteristics. Currency investments are based on factors such as relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status, and economic policies. The portfolio managers usually sell a particular security when any of those factors materially changes.

The fund is a non-diversified portfolio, which means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of only one issuer.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objectives.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the higher the bond's duration, the more sensitive it is to this risk.

In addition, the prices of securities of foreign issuers may be further affected by other factors including

o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries. Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the price of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.

Sovereign debt securities of developing country governments are generally lower-quality debt securities. Sovereign debt securities are subject to the additional risk that, under some political, diplomatic, social, or economic circumstances, some developing countries that issue lower-quality debt securities may be unable or unwilling to make principal or interest repayments as they come due.

[Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.]

Because it is non-diversified, the fund may invest in fewer issuers than if it was a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the fund or may affect companies in which the fund may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[INFORMATION TO BE PROVIDED BY GARY WENDLER'S GROUP]
PEFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares from year to year over a 10-year period. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                    [GRAPH]
                                STRATEGIC INCOME

                                                                     Annual
                                                                     Total
          Year Ended                                                 Return
          ----------                                                 ------
          1989 ...................................................... 10.17%
          1990 ......................................................  8.38%
          1991 ...................................................... 15.78%
          1992 ......................................................  1.27%
          1993 ...................................................... 43.95%
          1994 ......................................................(20.85)%
          1995 ...................................................... 17.05%
          1996 ...................................................... 21.03%
          1997 ......................................................  6.94%


[BAR CHART TO BE REVISED -  DELETE INFO FOR 1988 AND LEAVE A BLANK FOR 1998]

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]


During the 10-year period shown in the bar chart, the highest quarterly return was [____%] (quarter ended [_______, 199__]) and the lowest quarterly return was[____%] (quarter ended [_______, 199__]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.


-----------------------------------------------------------------------------------------------
          Average Annual Total Returns
   (for the periods ending December 31, 1998)

                                                      1 Year         5 Years          10 Years
-----------------------------------------------       ------         -------          ---------
Class A*                                               [ ]%            [ ]%             [ ]%
                                                      ------         -------          ---------
Class B**                                              [ ]              --               --
                                                      ------         -------          ---------
J.P. Morgan Global Government Bond Index***            [ ]             [ ]              [ ]
-----------------------------------------------------------------------------------------------

*    Class A returns are since inception ( ).
**   Class B returns are since inception ( ).
*** The J.P. Morgan Global Government Bond Index is a market value-weighted average of government bonds form 13 major bond markets. It includes the effect of reinvested coupons and is measured in U.S. dollars.

[PLEASE REVIEW/REFINE THE ABOVE DESCRIPTION OF THE JP MORGAN GLOBAL GOVERNMENT BOND INDEX]

[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


                                                              Class A  Class B  Class C
                                                              -------  -------  -------

Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                   4.75%    None     None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)             None(1)   5.00    1.00
Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees (2)                                           %        %        %
                                                              -----    -----    -----
     Distribution and/or Service (12b-1) Fees
                                                              -----    -----    -----
     Other Expenses:
       Transfer agent fees and costs
                                                              -----    -----    -----
       Other
                                                              -----    -----    -----
       Total Other Expenses
                                                              -----    -----    -----
     Total Annual Fund Operating Expenses
                                                              =====    =====    =====

-------------------
[(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

 (2) The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------

Class A           [$                 $               $                 $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A            $                 $               $                 $
Class B
Class C                                                                        ]


FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment adviser. INVESCO (NY), Inc. (the subadvisor), an affiliate of the advisor, is the fund's subadviser and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 1166 Avenue of the Americas, New York, New York 10036. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976, and the subadvisor has acted as an investment adviser since its organization in [_]. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of __% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, [all of whom are officers of the subadvisor], are

o Cheng-Hock Lau, Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1995. He has been Chief Investment Officer for Global Fixed Income and Portfolio Manager for the subadvisor since October 1996. From July 1995 to October 1996, he was Senior Portfolio Manager for Global/International Fixed Income for the subadvisor. From 1995 to October 1996, he was employed by Chancellor Capital Management, Inc. ("Chancellor Capital"), a predecessor of the subadvisor. He was Senior Vice President and Senior Portfolio Manager for Fiduciary Trust Company International from 1993 to 1995. He was Vice President at the Bankers Trust company from 1991 to 1993.

o David B. Hughes, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995. He has been Head of Global Fixed Income, North America, and Portfolio Manager for the subadvisor since January 1998. From July 1995 to December 1997, he was Senior Portfolio Manager for Global/International Fixed Income for the subadvisor. From July 1995 to October 1996, he was employed by Chancellor Capital. He was Assistant Vice President of Fiduciary Trust Company International from 1994 to 1995. He was Assistant Treasurer at the Bankers Trust Company from 1991 to 1994.

o Craig Munro, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1997. He has been Portfolio Manager for the subadvisor since August 1997. From 1993 to August 1997, he was Vice President and Senior Analyst in the Emerging Markets Group of the Global Fixed Income Division of Merrill Lynch Asset Management.

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 4.75% initial sales charge as listed under the heading CATEGORY II Initial Sales Charges in the Shareholder Information Choosing a Share Class section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, monthly.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

[FINANCIAL HIGHLIGHTS BELOW ARE FOR CLASS A AND CLASS B FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]


                                                                                            Class A
                                                                ---------------------------------------------------------------
                                                                   1998         1997         1996          1995        1994
                                                                -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period                            $     xx.xx  $     xx.xx  $     xx.xx  $     xx.xx  $     xx.xx
                                                                -----------  -----------  -----------  -----------  -----------
Income from investment operations:
Net investment income (loss)                                          (x.xx)       (x.xx)       (x.xx)       (x.xx)       (x.xx)
                                                                -----------  -----------  -----------  -----------  -----------
Net gains on securities (both realized and unrealized)                (x.xx)         x.xx         x.xx         x.xx         x.xx
                                                                -----------  -----------  -----------  -----------  -----------
Total from investment operations                                      (x.xx)         x.xx         x.xx         x.xx         x.xx
                                                                -----------  -----------  -----------  -----------  -----------
Distributions from net realized gains                                 (x.xx)         x.xx         x.xx         x.xx         --
                                                                -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                                  $     xx.xx  $     xx.xx  $     xx.xx  $     xx.xx  $     xx.xx
                                                                ===========  ===========  ===========  ===========  ===========
Total return (a)                                                      (x.xx)%      (x.xx)%      (x.xx)%      (x.xx)%      (x.xx)%
                                                                ===========  ===========  ===========  ===========  ===========

Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $    xx,xxx  $    xx,xxx  $    xx,xxx  $    xx,xxx  $    xx,xxx
                                                                ===========  ===========  ===========  ===========  ===========
Ratio of expenses to average net assets (b)                      x.xx%(c)(d)        x.xx         x.xx         x.xx         x.xx
                                                                ===========  ===========  ===========  ===========  ===========
Ratio of net investment income (loss) to average net assets(e)    (x.xx)%(c)       (x.xx)%      (x.xx)%      (x.xx)%      (x.xx)%
                                                                ===========  ===========  ===========  ===========  ===========
Portfolio turnover rate                                                  xx%          xx%          xx%          xx%          xx%
                                                                ===========  ===========  ===========  ===========  ===========

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, 1.13%, 1.16%, 1.18%, and 1.21% for 1998-1994.
(c)  Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (0.42)%, (0.29)%, (0.34)% and (0.16)% for
     1998-1994.



1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]

                                                                                            Class B
                                                                ---------------------------------------------------------------
                                                                   1998          1997        1996         1995          1994
                                                                -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period                            $     xx.xx  $     xx.xx  $     xx.xx  $     xx.xx  $     xx.xx
                                                                -----------  -----------  -----------  -----------  -----------
Income from investment operations:
Net investment income (loss)                                          (x.xx)       (x.xx)       (x.xx)       (x.xx)       (x.xx)
                                                                -----------  -----------  -----------  -----------  -----------
Net gains on securities (both realized and unrealized)                (x.xx)         x.xx         x.xx         x.xx         x.xx
                                                                -----------  -----------  -----------  -----------  -----------
Total from investment operations                                      (x.xx)         x.xx         x.xx         x.xx         x.xx
                                                                -----------  -----------  -----------  -----------  -----------
Distributions from net realized gains                                 (x.xx)         x.xx         x.xx         x.xx         --
                                                                -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                                  $     xx.xx  $     xx.xx  $     xx.xx  $     xx.xx  $     xx.xx
                                                                ===========  ===========  ===========  ===========  ===========
Total return (a)                                                      (x.xx)%      (x.xx)%      (x.xx)%      (x.xx)%      (x.xx)%
                                                                ===========  ===========  ===========  ===========  ===========

Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $    xx,xxx  $    xx,xxx  $    xx,xxx  $    xx,xxx  $    xx,xxx
                                                                ===========  ===========  ===========  ===========  ===========
Ratio of expenses to average net assets (b)                      x.xx%(c)(d)        x.xx         x.xx         x.xx         x.xx
                                                                ===========  ===========  ===========  ===========  ===========
Ratio of net investment income (loss) to average net assets(e)    (x.xx)%(c)       (x.xx)%      (x.xx)%      (x.xx)%      (x.xx)%
                                                                ===========  ===========  ===========  ===========  ===========
Portfolio turnover rate                                                  xx%          xx%          xx%          xx%          xx%
                                                                ===========  ===========  ===========  ===========  ===========

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, 1.13%, 1.16%, 1.18%, and 1.21% for 1998-1994.
(c)  Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (0.42)%, (0.29)%, (0.34)% and (0.16)% for
     1998-1994.

SHAREHOLDER INFORMATION

Choosing a Share Class

Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:


CLASS A                    CLASS B                            CLASS C

o    Initial sales charge  o    No initial sales charge       o    No initial sales charge

o    Reduced or            o    Contingent deferred           o    Contingent deferred
     waived initial             sales charge on                    sales charge on
     sales charge for           redemptions within                 redemptions within
     certain purchases          six years                          one year

o    Lower distribution    o    12b-1 fee of 1.00%            o    12b-1 fee of 1.00%
     and service (12b-1)
     fee than Class B or
     Class C shares
     (See "Fee Table       o    Converts to Class A           o    Does not convert to
     and Expense                shares after eight years           Class A shares
     Example")                  along with a pro rata
                                portion of its reinvested
                                dividends and distributions*

o    Generally more        o    Purchase orders limited        o    Generally more
     appropriate for long-      to amounts less than                appropriate for short-
     term investors             $250,000                            term investors


* If you held Class B shares of AIM Global Trends Fund on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

Initial Sales Charges

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.


CATEGORY I Initial Sales Charges
--------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

             Less than $   25,000       5.50%               5.82%
$ 25,000 but less than $   50,000       5.25                5.54
$ 50,000 but less than $  100,000       4.75                4.99
$100,000 but less than $  250,000       3.75                3.90
$250,000 but less than $  500,000       3.00                3.09
$500,000 but less than $1,000,000       2.00                2.04


CATEGORY II Initial Sales Charges
---------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------

              Less than $   50,000        4.75%            4.99%
$  50,000 but less than $  100,000        4.00             4.17
$ 100,000 but less than $  250,000        3.75             3.90
$ 250,000 but less than $  500,000        2.50             2.56
$ 500,000 but less than $1,000,000        2.00             2.04


CATEGORY III Initial Sales Charges
----------------------------------

                                       INVESTOR'S SALES CHARGE
                                       -----------------------
                                                      AS A PERCENTAGE
                                    AS A PERCENTAGE        OF THE
     AMOUNT OF INVESTMENT           OF THE PUBLIC        NET AMOUNT
     IN SINGLE TRANSACTION          OFFERING PRICE        INVESTED
     ---------------------          --------------        --------


             Less than $ 100,000       1.00%                1.01%
$100,000 but less than $ 250,000       0.75                 0.76
$250,000 but less than $1,000,000      0.50                 0.50


Contingent Deferred Sales Charges for Class A Shares

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

Contingent Deferred Sales Charges for Class B and Class C Shares

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:


                                     CLASS B                   CLASS C
                              CDSC AS A PERCENTAGE      CDSC AS A PERCENTAGE
                                OF DOLLAR AMOUNT          OF DOLLAR AMOUNT
  YEAR SINCE PURCHASE MADE      SUBJECT TO CHARGE         SUBJECT TO CHARGE
  ------------------------      -----------------         -----------------

            First                      5%                        1%
           Second                      4%                       None
            Third                      3%                       None
           Fourth                      3%                       None
            Fifth                      2%                       None
            Sixth                      1%                       None
    Seventh and following             None                      None


REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Reduced Sales Charges

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

Initial Sales Charge Exceptions

You will not pay initial sales charges

o     on shares purchased by reinvesting dividends and distributions;

o     when exchanging shares among certain AIM Funds;

o     when using the reinstatement privilege; and

o when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

Contingent Deferred Sales Charge (CDSC) Exceptions

You will not pay a CDSC

o     if you redeem Class B shares you held for more than six years;

o     if you redeem Class C shares you held for more than one year;

o if you redeem shares acquired through reinvestment of dividends and distributions; and

o     on increases in the net asset value of your shares.

There may be other situations in which you or other shareholders may be able to purchase or redeem shares at reduced or without sales charges. You should consult the fund's Statement of Additional Information for details regarding these situations.

Purchasing Shares

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:


-------------------------------------------------------------------------------------------------------------------------
                                   Type of Account                                        Initial          Additional
                                                                                        Investments       Investments
-------------------------------------------------------------------------------------------------------------------------

Savings Plans (money-purchase/profit sharing plans, 401(k) plans, Simplified            $0 ($25 per          $25
Employee Pension (SEP) accounts, Salary Reduction (SARSEP) accounts, Savings            AIM Fund
Incentive Match Plans for Employee IRA (Simple IRA) accounts, 403(b) or 457             investment
plans)                                                                                  for salary
                                                                                        deferrals
                                                                                        from Savings
                                                                                        Plans)
-------------------------------------------------------------------------------------------------------------------------
Automatic Investment Plans                                                              $50                  $50
-------------------------------------------------------------------------------------------------------------------------
IRA, Education IRA or Roth IRA                                                          $250                 $50
-------------------------------------------------------------------------------------------------------------------------
All other accounts                                                                      $500                 $50
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

There are several ways you can purchase your shares. You can make direct purchases or select from one of three automatic investment methods.

DIRECT PURCHASES


                      Opening An Account                                            Adding to An Account

Through a
Financial
Consultant            Contact your financial consultant.                            Same

By Mail               Mail completed Account                                   Mail your check and the
                      Application and purchase payment to the transfer agent,       remittance slip from
                      A I M Fund Services, Inc., P.O. Box 4739,                     your confirmation statement
                      Houston, TX 77210-4739.                                       to the transfer agent.

By Wire               Mail completed Account                                        Call the transfer agent to
                      Application to the transfer agent.                            receive a reference number.
                      Call the transfer agent at                                    Then, use the wire
                      (800) 959-4246 to receive a reference number.                 instructions at left.
                      Then, use the following wire instructions:

                      Beneficiary Bank ABA/Routing #:113000609
                      Beneficiary Account Number:    00100366807
                      Beneficiary Account Name:      A I M Fund Services, Inc.
                      RFB:                           Fund Name, Reference #
                      OBI:                           Your Name, Account #

By AIM Bank
Connection(sm)        Open your account using one of the methods described          Mail completed AIM Bank
                      above.                                                        Connection(sm) form to the
                                                                                    transfer agent.  Once
                                                                                    the transfer agent has
                                                                                    received the form, call the
                                                                                    transfer agent to place your
                                                                                    purchase.


SPECIAL PLANS

Automatic Investment Plan

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

Dollar Cost Averaging

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration and in the same class of shares. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the

10th or 25th day of the month in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested at net asset value in certain AIM Funds without paying a sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions
(1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2)   Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

Retirement Plans

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

Redeeming Shares

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES


Through a
Financial Consultant           Contact your financial consultant.

By Mail                        Send a written request to the transfer agent.
                               Requests must include (1) original signatures of all registered owners; (2) the name of the AIM
                               Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.
                               If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan.
                               Contact your employer for details.

By Telephone                   Call the transfer agent. You will be allowed to
                               redeem by telephone if (1) the proceeds are to be
                               mailed to the address on record with us or
                               transferred electronically to a pre-authorized
                               checking account; (2) the address on record with
                               us has not been changed within the last thirty
                               days; (3) you do not hold physical share
                               certificates; (4) you can provide proper
                               identification information; (5) the proceeds of
                               the redemption do not exceed $50,000; and (6) you
                               have not previously declined the telephone
                               redemption privilege. Certain accounts, including
                               retirement accounts and 403(b) plans, may not
                               redeem by telephone. The transfer agent must
                               receive your call during the hours the NYSE is
                               open for business in order to effect the
                               redemption at that day's closing price.


TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

Payment for Systematic Withdrawals

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

Redemptions by Check (Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)   the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax- Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year and it may have tax consequences.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

You will not pay a sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
         Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

         (a)  one another;

         (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

         (c)  Class A shares of another AIM Fund, but only if

              (i)  you acquired the original shares before May 1, 1994; or

              (ii)you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

         (a)  one another;

         (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

              (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

              (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

         (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o     Shares must have been held for at least one day prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

Pricing of Shares

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 347-4246

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET:  http://www.aimfunds.com (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.







AIM Strategic Income Fund
SEC 1940 Act file number: 811-05426

[AIM LOGO]
ADVISOR CLASS



AIM STRATEGIC INCOME FUND
                                                                      PROSPECTUS
                                                                   MARCH 1, 1999


AIM Strategic Income Fund seeks to provide high current income and, secondarily, seeks growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

     AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE
                 WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND STRATEGIES..........................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND......................................3
PERFORMANCE INFORMATION.......................................................5
         ANNUAL TOTAL RETURNS.................................................5
         PERFORMANCE TABLE....................................................6
FEE TABLE AND EXPENSE EXAMPLE.................................................7
         FEE TABLE............................................................7
         EXPENSE EXAMPLE......................................................7
FUND MANAGEMENT...............................................................8
         THE ADVISOR AND SUBADVISOR...........................................8
         ADVISOR COMPENSATION.................................................8
         PORTFOLIO MANAGERS...................................................8
OTHER INFORMATION.............................................................9
         DIVIDENDS AND DISTRIBUTIONS..........................................9
FINANCIAL HIGHLIGHTS.........................................................10
SHAREHOLDER INFORMATION.....................................................A-1
         PURCHASING SHARES..................................................A-1
         REDEEMING SHARES...................................................A-3
         EXCHANGING SHARES..................................................A-5
         PRICING OF SHARES..................................................A-6
         TAXES..............................................................A-6
OBTAINING ADDITIONAL INFORMATION................................BACK COVER PAGE











The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVES AND STRATEGIES

The fund's primary investment objective is high current income and its secondary investment objective is growth of capital.

The fund seeks to achieve its objectives by investing primarily in debt securities, including mortgage-backed and asset-backed securities, of issuers in the United States and developed and developing countries, i.e., those that are in the initial stages of their industrial cycles. The securities of issuers in developing countries may consist substantially of "Brady Bonds" and other sovereign debt securities issued by governments of such countries traded in the markets of developed countries or groups of developed countries without regard to ratings. Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly-issued bonds.

The fund normally invests at least 35% of its total assets in U.S. and foreign debt and other fixed income securities that are either rated at least investment grade by Moody's Investors Service, Inc. or Standard & Poor's (rated in the four highest ratings categories by Moody's or S&P), or that INVESCO (NY), Inc. the fund's subadvisor, believes to be of comparable quality. The fund may invest up to 65% of its total assets in debt securities that are rated below investment grade by such agencies or that the fund's subadvisor believes to be of comparable quality, i.e., "junk bonds." The fund may also invest up to 35% of its total assets in equity securities. The fund may invest a significant portion of its assets in the securities of U.S. issuers.

The portfolio managers allocate assets among securities of countries and in currency denominations that are expected to provide the most attractive opportunities for meeting the fund's investment objectives. The portfolio managers consider fundamental economic strength, credit quality, and currency and interest rate trends in emphasizing various country, geographic, and industry sectors within the fund. Further, the portfolio managers select particular issuers based on additional economic criteria such as yield, maturity, issue classification, and quality characteristics. Currency investments are based on factors such as relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status, and economic policies. The portfolio managers usually sell a particular security when any of those factors materially changes.

The fund is a non-diversified portfolio, which means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of only one issuer.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, bonds or other debt securities. As a result, the fund may not achieve its investment objectives.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the higher the bond's duration, the more sensitive it is to this risk.

In addition, the prices of securities of foreign issuers may be further affected by other factors including

o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the price of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.

Sovereign debt securities of developing country governments are generally lower-quality debt securities. Sovereign debt securities are subject to the additional risk that, under some political, diplomatic, social, or economic circumstances, some developing countries that issue lower-quality debt securities may be unable or unwilling to make principal or interest repayments as they come due.

[Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of lower-quality debt securities often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.]

Because it is non-diversified, the fund may invest in fewer issuers than if it was a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

Many software systems are unable to distinguish the year 2000 from the year 1900. The fund's investment advisor, together with independent technology consultants, has completed its determination as to whether any software systems that the fund uses or depends on has that problem and is in the process of correcting and testing those systems that may have such problem. This problem, if not corrected, may adversely affect services provided to the fund or may affect companies in which the fund may invest and, therefore, may lower the value of your shares.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[INFORMATION TO BE PROVIDED BY GARY WENDLER'S GROUP]
PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year over a 4-year period.

[BAR CHART TO BE REVISED]

                                    [GRAPH]

                           AIM STRATEGIC INCOME FUND
                                   (Advisor)

                                                            Annual
          Year Ended                                        Total
          December 31                                       Return
          -----------                                       ------
          1988............................................  16.34%
          1989............................................  38.03%
          1990............................................  -4.10%
          1991............................................  70.41%
          1992............................................  15.03%
          1993............................................  17.29%
          1994............................................   1.30%
          1995............................................  35.45%
          1996............................................  16.27%
          1997............................................  12.92%
          1998............................................       %

[INFO BELOW TO BE UPDATED/PROVIDED AT THE TIME OF THE ANNUAL UPDATE FILING - NOT NOW]

During the 4-year period shown in the bar chart, the highest quarterly return was [___________%] (quarter ended [_____________]) and the lowest quarterly return was[___________%] (quarter ended [______________]).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual returns for one, five and 10 years compare to those of a broad-based securities market index.

---------------------------------------------------------------------------------------------------

         Average Annual Total Returns
  (for the periods ending December 31, 1998)

                                                     1 Year          5 Years          10 Years
---------------------------------------------------------------------------------------------------
Advisor Class*                                        [ ]%             [ ]%             [ ]%
---------------------------------------------------------------------------------------------------

J.P. Morgan Global Government Bond**                  [ ]              [ ]              [ ]
---------------------------------------------------------------------------------------------------

*    Advisor Class returns are since inception (6/1/95).
** The J.P. Morgan Global Government Bond Index is a market value-weighted average of government bonds form 13 major bond markets. It includes the effect of reinvested coupons and is measured in U.S. dollars.


[INFO IN THE ABOVE CHART TO BE UPDATED/PROVIDED AT THE ANNUAL UPDATE FILING - NOT NOW]

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                                 Advisor  Class
                                                                 -------  -----
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                       None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                 None
Annual Fund Operating Expenses
       (expenses that are deducted from fund assets)

     Management Fees 1                                            0.73%
     Distribution and/or Service (12b-1) Fees                     None
     Other Expenses:
       Transfer agent fees and costs
                                                                  ----
       Other
                                                                  ----
       Total Other Expenses
                                                                  ----
     Total Annual Fund Operating Expenses
                                                                  ----

-------------------
[1 The investment advisor is currently waiving a portion of its fees. The management fees were 0.61% after such waiver. The waiver may be terminated at any time with the approval of the fund's Board of Trustees. If the waiver is terminated before the end of the fund's fiscal year, the investment advisor may be reimbursed the waived amounts for that year.]


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


[FUND ACCOUNTING TO PROVIDE INFO AT THE ANNUAL UPDATE FILING - NOT NOW]

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [ $                $               $                 $

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Advisor Class     [ $                $               $                 $

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment adviser. INVESCO (NY), Inc. (the subadvisor), an affiliate of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 1166 Avenue of the Americas, New York, New York, 10036. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment adviser since its organization in 1976, and the subadvisor has acted as an investment adviser since its organization in [1969]. Today, the advisor, together with its subsidiaries, advises or manages over 90 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended October 31, 1998, the fund paid the advisor advisory fees of %_______ of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, [all of whom are officers of the subadvisor], are

o Cheng-Hock Lau, Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1995. He has been Chief Investment Officer for Global Fixed Income and Portfolio Manager for the subadvisor since October 1996. From July 1995 to October 1996, he was Senior Portfolio Manager for Global/International Fixed Income for the subadvisor. From 1995 to October 1996, he was employed by Chancellor Capital Management, Inc. ("Chancellor Capital"), a predecessor of the subadvisor. He was Senior Vice President and Senior Portfolio Manager for Fiduciary Trust Company International from 1993 to 1995. He was Vice President at the Bankers Trust company from 1991 to 1993.

o David B. Hughes, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995. He has been Head of Global Fixed Income, North America, and Portfolio Manager for the subadvisor since January 1998. From July 1995 to December 1997, he was Senior Portfolio Manager for Global/International Fixed Income for the subadvisor. From July 1995 to October 1996, he was employed by Chancellor Capital. He was Assistant Vice President of Fiduciary Trust Company International from 1994 to 1995. He was Assistant Treasurer at the Bankers Trust Company from 1991 to 1994.

o Craig Munro, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1997. He has been Portfolio Manager for the subadvisor since August 1997. From 1993 to August 1997, he was Vice President and Senior Analyst in the Emerging Markets Group of the Global Fixed Income Division of Merrill Lynch Asset Management.

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, monthly.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. [FINANCIAL HIGHLIGHTS BELOW ARE FOR ADVISOR CLASS FOR THE YEARS/PERIODS INDICATED - TO BE REVISED BY FUND ACCOUNTING TO INCLUDE 1998 INFORMATION AT THE ANNUAL UPDATE FILING - NOT NOW]

                                                              -----------------------------------------------------------
                                                                                  Advisor Class
                                                              -----------------------------------------------------------
                                                                                                            June 1, 1995
                                                                                                                 to
                                                                 1998          1997           1996       October 31, 1995
                                                              --------       -------        -------      ----------------
Net asset value, beginning of period                          $ xx.xx        $ xx.xx        $ xx.xx          $ xx.xx
                                                              -------        -------        -------      ----------------
Income from investment operations:
  Net investment income (loss)                                  (x.xx)         (x.xx)         (x.xx)           (x.xx)
                                                              -------        -------        -------      ----------------
  Net gains on securities (both realized and unrealized)        (x.xx)         (x.xx)         (x.xx)           (x.xx)
                                                              =======        =======        =======      ================
    Total from investment operations                            (x.xx)         (x.xx)         (x.xx)           (x.xx)
                                                              =======        =======        =======      ================
Distributions from net realized gains                           (x.xx)         (x.xx)         (x.xx)           (x.xx)
                                                              =======        =======        =======      ================
Net asset value, end of period                                $ xx.xx        $ xx.xx        $ xx.xx          $ xx.xx
                                                              =======        =======        =======      ================
Total return (a)                                                (x.xx)%        (x.xx)%        (x.xx)%          (x.xx)%
                                                              =======        =======        =======      ================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $xx,xxx        $xx,xxx        $xx,xxx          $xx,xxx
                                                              =======        =======        =======      ================
Ratio of expenses to average net assets (b)                      x.xx%(c)(d)    x.xx%          x.xx%            x.xx%
                                                              =======        =======        =======      ================
Ratio of net investment income (loss) to average
  net assets (a)                                               ((x.xx)%(c)     (x.xx)%        (x.xx)%          (x.xx)%
                                                              =======        =======        =======      ================
Portfolio turnover rate                                            xx%            xx%            xx%              xx%
                                                              =======        =======        =======      ================

(a) Does not deduct sales charges and are not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were X.XX%, X.XX%, X.XX%, X.XX%, and X.XX% for 1998-1994.

(c) Ratios are annualized and based on average net assets of $XX,XXX,XXX,XXX.

(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.

(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were (X.XX)%, (X.XX)%, (X.XX)%, (X.XX)% and (X.XX)% for 1998-1994.

SHAREHOLDER INFORMATION FOR ADVISOR CLASS SHARES
-------------------------------------------------------------------------------
PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any AIM Fund, your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

There are several ways you can purchase your shares. You can make direct purchases or select from two automatic investment methods.

DIRECT PURCHASES



                                     OPENING AN ACCOUNT                        ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant       Contact your financial consultant.        Same

By Mail                              Must be submitted by your financial       Mail your check and the remittance
                                     consultant.                               slip from your confirmation
                                                                               statement to the transfer agent.
                                                                               A I M Fund Services, Inc., P.O. Box
                                                                               4739
                                                                               Houston, TX  77210-4739

By Wire                              Your financial consultant must mail a     Call the transfer agent to receive a
                                     completed account application to the      reference number.  Then, use the
                                     transfer agent.  You or your financial    wire instructions at left.
                                     consultant may call the transfer agent
                                     at (800) 959-4246 to receive a
                                     reference number.  Then, use the
                                     following wire instructions:

                                     Beneficiary Bank ABA/Routing #:           113000609
                                     Beneficiary Account Number:               00100366807
                                     Beneficiary Account Name:                 A I M Fund Services, Inc.
                                     RFB:                                      Fund Name, Reference #
                                     OBI:                                      Your Name, Account #


By AIM Bank                          Open your account using one of the        Mail completed AIM Bank Connection(sm)
Connection(sm)                       methods described above.                  form to the transfer agent.  Once the
                                                                               transfer agent has received the form,
                                                                               call the transfer agent to place your
                                                                               purchase order.


SPECIAL PLANS

Automatic Dividend Investment

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2)  Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

Portfolio Rebalancing Program

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the Program at any time on 60 days' prior written notice.

The distributor and its agents reserve the right at any time to (1) reject or cancel any part of any purchase or exchange order; (2) modify any terms or conditions of purchase of shares of any AIM Fund; or (3) withdraw all or any part of the offering made by this Prospectus.

REDEEMING SHARES

TIMING OF REDEMPTIONS

You can redeem shares during the hours the New York Stock Exchange (NYSE) is open for business. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.


HOW TO REDEEM SHARES
-------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant.         Contact your financial consultant.

By Mail                                 Send a written request to the transfer agent.  Requests must include (1)
                                        original signatures of all registered owners; (2) the name of the AIM
                                        Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and (4) signature guarantees, if necessary (see below).  The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable.

By Telephone                            Call the transfer agent.  You will be allowed to redeem by telephone if
                                        (1) the proceeds are to be mailed to the address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days;
                                        (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have not previously declined the telephone redemption privilege. The transfer agent must receive your call during the hours the NYSE is open for business in order to effect the redemption at that day's closing price.
-------------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

Redemption by mail

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

Redemption by telephone

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1)  the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

[IF AN AIM FUND DETERMINES THAT YOU HAVE PROVIDED INCORRECT INFORMATION IN OPENING AN ACCOUNT OR IN THE COURSE OF CONDUCTING SUBSEQUENT TRANSACTIONS, THE AIM FUND MAY, IN ITS DISCRETION, REDEEM THE ACCOUNT AND DISTRIBUTE THE PROCEEDS TO YOU.]

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

o Exchanges must be made between accounts with identical registration information;

o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

o The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

o Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

o If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

By Mail

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

By Telephone

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

GENERAL INFORMATION
-------------------------------------------------------------------------------

PRICING OF SHARES

Each of the AIM Funds prices its shares based on its net asset value. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Long-term capital gain distributions are taxable as long-term capital gains when distributed to you, no matter how long you held your shares. Different rates of tax may apply to ordinary income and long-term capital gain distributions. Every year, an account statement showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale of the AIM Fund's shares, and any gain realized on the transaction will be subject to federal income tax.

The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:          A I M Distributors, Inc.
                  11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173

BY TELEPHONE:     (800) 347-4246

BY E-MAIL:        general@aimfunds.com

ON THE INTERNET: http://www.aimfunds.com (prospectuses and annual and semi-annual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.








AIM Strategic Income Fund
SEC 1940 Act file number: 811-05426

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                     CLASS A, CLASS B AND CLASS C SHARES OF

                          AIM DEVELOPING MARKETS FUND
                          [AIM EMERGING MARKETS FUND]
                         AIM LATIN AMERICAN GROWTH FUND

                             (SERIES PORTFOLIOS OF
                             AIM INVESTMENT FUNDS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                    P.O. BOX 4739, HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246

                             ---------------------

            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 1999
  RELATING TO THE AIM DEVELOPING MARKETS FUND PROSPECTUS DATED MARCH 1, 1999,
         [THE AIM EMERGING MARKETS FUND PROSPECTUS DATED MARCH 1, 1999]
     AND THE AIM LATIN AMERICAN GROWTH FUND PROSPECTUS DATED MARCH 1, 1999

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
INTRODUCTION................................................  4
GENERAL INFORMATION ABOUT THE FUNDS.........................  4
  The Trust and Its Shares..................................  4
INVESTMENT STRATEGIES AND RISKS.............................  5
  Investment Objectives.....................................  5
  Selection of Equity Investments...........................  6
  Investments in Other Investment Companies.................  7
  Privatizations............................................  7
  When-Issued and Forward Commitment Securities.............  8
  Depositary Receipts.......................................  8
  Warrants or Rights........................................  8
  Lending of Portfolio Securities...........................  9
  Commercial Bank Obligations...............................  9
  Repurchase Agreements.....................................  9
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................  9
  Short Sales...............................................  10
  Temporary Defensive Strategies............................  11
  Samurai and Yankee Bonds..................................  11
  Debt Conversions..........................................  11
  Debt Securities...........................................  12
  Premium Securities........................................  12
  Indexed Debt Securities...................................  12
  Structured Investments....................................  13
  Stripped Income Securities................................  13
  Floating and Variable Rate Income Securities..............  13
  Zero Coupon Securities....................................  13
  Indexed Commercial Paper..................................  14
  Other Indexed Securities..................................  14
  Swaps, Caps, Floors and Collars...........................  14
  Loan Participations and Assignments.......................  14
OPTIONS, FUTURES AND CURRENCY STRATEGIES....................  15
  Special Risks of Options, Futures and Currency
     Strategies.............................................  15
  Writing Call Options......................................  16
  Writing Put Options.......................................  17
  Purchasing Put Options....................................  17
  Purchasing Call Options...................................  18
  Index Options.............................................  19
  Interest Rate, Currency and Stock Index Futures...........  20
  Options on Futures Contracts..............................  21
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................  22
  Forward Contracts.........................................  22
  Foreign Currency Strategies -- Special Considerations.....  23
  Cover.....................................................  23

                                                              PAGE
                                                              ----
RISK FACTORS................................................  24
  General...................................................  24
  Non-Diversified Classification............................  24
  Illiquid Securities.......................................  24
  Debt Securities...........................................  25
  Loan Participations and Assignments.......................  26
  Foreign Securities........................................  26
INVESTMENT LIMITATIONS......................................  33
  Developing Markets Fund...................................  33
  Emerging Markets Fund.....................................  34
  Latin American Fund.......................................  35
EXECUTION OF PORTFOLIO TRANSACTIONS.........................  37
  Portfolio Trading and Turnover............................  38
MANAGEMENT..................................................  39
  Trustees and Executive Officers...........................  39
  Investment Management and Administration Services.........  41
THE DISTRIBUTION PLANS......................................  43
  The Class A and C Plan....................................  43
  The Class B Plan..........................................  43
  Both Plans................................................  44
THE DISTRIBUTOR.............................................  46
  Expenses of the Funds.....................................  47
NET ASSET VALUE DETERMINATION...............................  48
HOW TO PURCHASE AND REDEEM SHARES...........................  54
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................  56
  General...................................................  56
  Foreign Taxes.............................................  56
  Passive Foreign Investment Companies......................  56
  Non-U.S. Shareholders.....................................  57
  Options, Futures and Foreign Currency Transactions........  57
SHAREHOLDER INFORMATION.....................................  58
MISCELLANEOUS INFORMATION...................................  60
  Charges for Certain Account Information...................  60
  Custodian and Transfer Agent..............................  60
  Independent Accountants...................................  60
  Legal Matters.............................................  60
  Shareholder Liability.....................................  60
  Name......................................................  61
  Control Persons and Principle Holders of Securities.......  61
INVESTMENT RESULTS..........................................  62
  Total Return Quotations...................................  62
  Other Information Regarding Standard Total and
     Non-Standard Total Returns for Developing Markets
     Fund...................................................  65
  Performance Information...................................  65
APPENDIX....................................................  67
  Description of Bond Ratings...............................  67
  Description of Commercial Paper Ratings...................  68
  Absence of Rating.........................................  68
FINANCIAL STATEMENTS........................................  FS

                                  INTRODUCTION

  This Statement of Additional Information relates to the Class A, Class B and Class C shares of AIM Developing Markets Fund ("Developing Markets Fund"), [AIM Emerging Markets Fund ("Emerging Markets Fund")] and AIM Latin American Growth Fund ("Latin American Fund") (each, a "Fund," and collectively, the "Funds"). Developing Markets Fund and Latin American Fund each is a non-diversified series, [and Emerging Markets Fund is a diversified series] of AIM Investment Funds (the "Trust"), a registered open-end management investment company organized as a Delaware business trust. On October 31, 1997, the Developing Markets Fund, which had no prior operating history, acquired the assets and assumed the liabilities of G.T. Global Developing Markets Fund, Inc. (the "Predecessor Fund"), a closed-end investment company.

  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO Asset Management Ltd. (the "Sub-advisor") serves as the investment sub-advisor and sub-administrator for the Funds.

  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Developing Markets Fund is included in a separate Prospectus dated March 1, 1999, [for Emerging Markets Fund is included in a separate Prospectus dated March 1, 1999] and for Latin American Fund is included in a separate Prospectus dated March 1, 1999. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES

  The Trust was organized as a Delaware business trust on May 7, 1998 and previously operated under the name G.T. Investment Funds, Inc., which was organized as a Maryland corporation on October 29, 1987 and later renamed AIM Investment Funds, Inc. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc. The Trust is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: AIM Developing Markets Fund, [AIM Emerging Markets Fund], AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth and Income Fund, AIM Global Healthcare Fund, AIM Global High Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications Fund, AIM Latin American Growth Fund and AIM Strategic Income Fund. Each of these funds has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998, is that of the series of G.T. Investment Funds, Inc. (renamed AIM Investment Funds, Inc.).

  The term "majority of the Funds' outstanding shares" of the Trust, of a particular Fund or of a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.

  Class A, Class B, Class C and Advisor Class shares of Developing Markets Fund and Latin American Fund [and Class A, Class B and Advisor Class shares of Emerging Markets Fund] have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

  On any matter submitted to a vote of shareholders, shares of each Fund will be voted by each Fund's shareholders individually when the matter affects the specific interest of a Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of a Fund may vote on matters affecting only that class. The shares of each Fund will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders for any of the Funds in any year, except as required under the Investment Company Act of 1940, as amended (the "1940 Act"). A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares [of a Fund]. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of each Fund. Each share of a Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of a Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of a Fund, when issued, are fully paid and nonassessable.

                        INVESTMENT STRATEGIES AND RISKS

  The following discussion of investment strategies and risks supplements the discussion of investment objectives and risks set forth in the Prospectus under the headings "Investment Objectives and Strategies" and "Principal Risks of Investing in the Funds."

INVESTMENT OBJECTIVES

  The Funds' investment objectives may not be changed without the approval of a majority of the Funds' outstanding voting securities.

  Developing Markets Fund. The primary investment objective of Developing Markets Fund is long-term capital appreciation. Its secondary investment objective is income, to the extent consistent with seeking capital appreciation. The Fund normally invests substantially all of its assets in issuers in the developing (or "emerging") markets of Asia, Europe, Latin America and elsewhere. A majority of Developing Markets Fund's assets normally are invested in emerging market equity securities. The Developing Markets Fund may invest in the following types of equity securities common stock, preferred stock, securities convertible into common stock, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics. Developing Markets Fund may also invest in emerging market debt securities that will be selected based on their potential to provide a combination of capital appreciation and current income. There can be no assurance Developing Markets Fund will achieve its investment objectives.

  For purposes of Developing Markets Fund's operations, emerging markets consist of all countries determined by the Sub-advisor to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

  [Emerging Markets Fund. The investment objective of Emerging Markets Fund is long-term growth of capital. Emerging Markets Fund seeks this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies in emerging markets. Emerging Markets Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and United States. The Fund normally may invest up to 35% of its assets in a combination of (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets set forth in the Fund's current Prospectus, if investing therein becomes feasible and desirable subsequent to the date of the Fund's current Prospectus; and (iv) cash and money market instruments.]

  [Emerging Markets Fund invests in those emerging markets that the Sub-advisor believes have strongly developing economies and in which the markets are becoming more sophisticated. In selecting investments, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-advisor then invests in those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. Emerging Markets Fund ordinarily will be invested in the securities of issuers in at least three different emerging markets. In evaluating investments in securities of issuers in developed markets, the Sub-advisor will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer.]

  [The Sub-advisor believes that the issuers of securities in emerging markets often have sales and earnings growth rates that exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation. Accordingly, the Sub-advisor believes that Emerging Markets Fund's policy of investing in equity securities of companies in emerging markets may enable Emerging Markets Fund to achieve results superior to those produced by mutual funds with similar objectives that invest solely in equity securities of issuers domiciled in the United States and/or in other developed markets.]

  In determining what countries constitute emerging markets with respect to Developing Market Fund [and Emerging Markets Fund], the Sub-advisor will consider, among other things, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation ("IFC").

  Developing Markets Fund and [Emerging Markets Fund] will consider investments in the following emerging markets:

Algeria                   Hungary                   Peru
Argentina                 India                     Philippines
Bolivia                   Indonesia                 Poland
Botswana                  Israel                    Portugal
Brazil                    Ivory Coast               Republic of Slovakia
Bulgaria                  Jamaica                   Russia
Chile                     Jordan                    Singapore
China                     Kazakhstan                Slovenia
Colombia                  Kenya                     South Africa
Costa Rica                Lebanon                   South Korea
Cyprus                    Malaysia                  Sri Lanka
Czech Republic            Mauritius                 Swaziland
Dominican Republic        Mexico                    Taiwan
Ecuador                   Morocco                   Thailand
Egypt                     Nicaragua                 Turkey
El Salvador               Nigeria                   Ukraine
Finland                   Oman                      Uruguay
Ghana                     Pakistan                  Venezuela
Greece                    Panama                    Zambia
Hong Kong                 Paraguay                  Zimbabwe

  Although Developing Markets Fund [and Emerging Markets Fund] consider each of the above-listed countries eligible for investment, it will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for a Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

  As used in this Statement of Additional Information, an issuer in an emerging market is an entity (1) for which the principal securities trading market is an emerging market, as defined above, (2) that (alone or on a consolidated basis) derives 50% or more of its total revenues from business in emerging markets, provided that, in the Sub-advisor's view, the value of such issuer's securities will tend to reflect emerging market developments to a greater extent than developments elsewhere, or (3) organized under the laws of, or with a principal office in, an emerging market.

  Latin American Fund. The investment objective of Latin American Fund is capital appreciation. Latin American Fund will normally invest at least 65% of its total assets in securities of a broad range of Latin American issuers. Under current market conditions, the Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. The Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity securities with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future. The receipt of income from debt securities owned by the fund is incidental to its objective of capital appreciation. Though Latin American Fund can normally invest up to 35% of its total assets in U.S. securities, Latin American Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of the offering made hereby.

  Unless otherwise indicated, Latin American Fund defines Latin America to include the following countries: Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela. Under current market conditions, Latin American Fund expects to invest primarily in securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. Latin American Fund may invest more than 25% of its total assets in any of these four countries but does not expect to invest more than 60% of its total assets in any one country.

  Latin American Fund defines securities of Latin American issuers to include:
(a) securities of companies organized under the laws of, or having a principal office located in, a Latin American country; (b) securities of companies that derive 50% or more of their total revenues from business in Latin America, provided that, in the Sub-advisor's view, the value of such issuers' securities reflect Latin American developments to a greater extent than developments elsewhere; (c) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country; (d) U.S. dollar-denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America; and (e) securities of Latin American issuers, as defined herein, in the form of depositary shares. For purposes of the foregoing definition, Latin American Fund's purchases of securities issued by companies outside of Latin America to finance their Latin American operations will be limited to securities the performance of which is materially related to such company's Latin American activities.

  Certain sectors of the economies of certain Latin American countries are closed to equity investments by foreigners. Further, due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities in certain Latin American countries, the Fund may be able to invest in such countries solely or primarily through governmentally approved investment vehicles or companies. In addition, the portion of Latin American Fund's assets invested directly in Chile may be less than the portion invested in other Latin American countries because, at present, capital directly invested in Chile normally cannot be repatriated for at least one year. As a result, Latin American Fund currently intends to limit most of its Chilean investments to indirect investments through ADRs and established Chilean investment companies, the shares of which are not subject to repatriation restrictions.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION

  In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, the Sub-advisor ordinarily considers the following factors: prospects for relative economic growth among the different countries in which a Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

  In analyzing companies for investment by each Fund, the Sub-advisor ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In allocating Latin American Fund's assets between debt and equity securities, the Sub-advisor considers, in addition to the factors listed in the Prospectus, changes in Latin American governmental policy including regulation governing industry, trade, financial markets, and foreign and domestic investment, as well as the substance and likely development of government finances. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Funds. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

  Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

  There may be times when, in the opinion of the Sub-advisor, prevailing market, economic or political conditions warrant reducing the proportion of each Fund's assets invested in equity securities and increasing the proportion held in cash or short-term obligations denominated in U.S. dollars or other currencies. A portion of each Fund's assets may be held in U.S. dollars or short-term interest-bearing dollar-denominated securities to provide for ongoing expenses and redemptions. The Latin American Fund may invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issues. In evaluating investments in securities of U.S. issues, the Sub-Advisor will consider, among other factors, the issuer's Latin American business activities and the impact that development in Latin America may have on the issuer's operations and financial condition.

  The Funds may be prohibited under the 1940 Act, from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of countries, including those in Latin America, commercial banks act as securities broker/dealers, investment advisors and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by such banks. The Fund has obtained an exemption from the SEC to permit it to invest in certain of these securities subject to certain restrictions.

  For investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or (b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

  In selecting investments, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates over the long term. The Sub-advisor seeks those emerging markets that have strongly developing economies and in which the markets are becoming more sophisticated. The Sub-advisor then invests in those companies in such countries and industries that it believes are best positioned and managed to take advantage of these economic and political factors. The Sub-advisor believes that the issuers of securities in emerging markets often have sales and earnings growth rates that exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation.

  As opportunities to invest in securities in other emerging markets develop, Developing Markets Fund expects to expand and further broaden the group of emerging markets in which it invests. In some cases, investments in debt securities could provide Developing Markets Fund with access to emerging markets in the early stages of their economic development, when equity securities are not yet generally available or, in the Sub-advisor's view, do not yet present an acceptable investment alternative. While Developing Markets Fund generally is not restricted in the portion of its assets that may be invested in a single region, under normal conditions its assets will be invested in issuers in at least four countries, and it will not invest more than 25% of its assets in issuers in one country. Developing Markets Fund's holdings of any one foreign currency together with securities denominated in or indexed to such currency will not exceed 40% of its assets.

  In allocating investments among the various Latin American countries for Latin American Fund, the Sub-advisor looks principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization and monetary conditions and the political outlook in each country. In allocating assets between equity and debt securities, the Sub-advisor will consider, among other factors: the level and anticipated direction of interest rates; expected rates of economic growth and corporate profits growth; changes in Latin American government policy including regulation governing industry, trade, financial markets, and foreign and domestic investment; substance and likely development of government finances; and the condition of the balance of payments and changes in the terms of trade. In evaluating investments in securities of U.S. issuers, the Sub-advisor will consider, among other factors.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

  Developing Markets Fund and Latin American Fund may be able to invest in certain countries solely or primarily through governmentally authorized investment vehicles or companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates. These investments are subject to the limitations imposed by the 1940 Act, which. These limitations currently provide that, in general, each Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or more than 10% of its total assets invested in an aggregate of all such investment companies. Investment in other investment companies may also involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in other investment companies unless, in the judgment of the Sub-advisor, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-advisor waives its advisory fee to the extent that such fees are based on assets of the Fund invested in Affiliated Funds.

  Certain countries in which the Funds invest presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. At such time as direct investment in those countries is allowed, the Funds anticipate investing directly in those markets.

PRIVATIZATIONS

  The governments in some emerging markets have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of each Fund in privatizations in appropriate circumstances. In certain Latin American and emerging markets, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law or the terms on which the Funds may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

  Each Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian bank and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

DEPOSITARY RECEIPTS

  Each Fund may hold equity securities of foreign issuers in the form of ADRs, American Depositary Shares ("ADSs"), GDRs and European Depositary Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Fund's investment policies, a Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS

  Warrants or rights may be acquired by each Fund in connection with other securities or separately and provide a Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES

  For the purpose of realizing additional income, the Funds may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit (or such other collateral as permitted by a Fund's investment program and regulatory agencies and as approved by the Board) at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Funds may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding with respect to a Fund, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities within the stated settlement period. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Sub-advisor to be of good standing and will not be made unless, in the judgment of the Sub-advisor, the consideration to be earned from such loans would justify the risk. The risks in lending portfolio securities, as with other extensions of secured credit consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral if the borrower fails financially.

COMMERCIAL BANK OBLIGATIONS

  For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

  A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to a Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by the Sub-advisor to present minimum credit risks in accordance with guidelines established by the Trust's Board of Trustees. The Sub-advisor will review and monitor the creditworthiness of such institutions under the Board's general supervision.

  The Funds will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of a Fund's assets that may be subject to repurchase agreements at any given time. The Funds will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% (for Emerging Markets Fund and Developing Markets Fund) or 10% (for Latin American Fund) of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

  No Fund's borrowings will exceed 33 1/3% of the Fund's total assets, i.e., each Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  The Funds' fundamental investment limitations permit them to borrow money for leveraging purposes. Developing Market Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Latin American Fund and Developing Markets Fund may borrow only in order to meet redemption requests. In addition, each Fund currently is prohibited, pursuant to a non-fundamental investment policy, from purchasing securities during times when outstanding borrowings represent more than 5% of its assets. Nevertheless, this policy may be changed in the future by a vote of a majority of the Trust's Board of Trustees. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.

  Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which a Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. [Emerging Markets Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date.] Each Fund will segregate with a custodian, liquid assets in an amount sufficient to cover its obligations [under "roll" transactions (for Emerging Markets Fund)] and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES

  The Fund may make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and (ii) in order to maintain portfolio flexibility.

  When a Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker-dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

  A Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is theoretically unlimited.

  Neither [Emerging Markets Fund] nor Latin American Fund will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, these Funds may engage in short sales only with respect to securities listed on a national securities exchange. These Funds may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

  Developing Markets Fund may only make short sales "against the box." The Fund might make a short sale "against the box" in order to hedge against market risks when the Sub-advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

TEMPORARY DEFENSIVE STRATEGIES

  In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic, or political conditions. Under a defensive strategy, each Fund temporarily may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational currency units such as Euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most of all of its investments may be made in the United States and denominated in U.S. dollars. To the extent a Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objective. In addition, pending investment proceeds from new sales of Fund shares or to meet ordinary daily cash needs, each Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

  In addition, Latin American Fund may be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of sales of new Fund shares. Latin American Fund may assume a temporary defensive position when, due to political, market or other factors broadly affecting Latin American markets, the Sub-advisor determines that opportunities for capital appreciation in those markets would be significantly limited over an extended period or that investing in those markets presents undue risk of loss.

  The Funds may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies (in the case of Latin American Fund, the currency of any Latin American country): (a) obligations issued or guaranteed by the U.S. or foreign governments (in the case of Latin American Fund, the government of any Latin American country), their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances); (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

  The Funds may invest in commercial paper rated as low as A-3 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or P-3 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, determined by the Manager to be of comparable quality. Obligations rated A-3 and P-3 are considered by S&P and Moody's, respectively, to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects of changes in circumstances than obligations carrying higher designations.

SAMURAI AND YANKEE BONDS

  Subject to its fundamental investment restrictions, Developing Markets Fund [and Emerging Markets Fund] may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of [each of these Funds] to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. [In the case of Emerging Markets Fund, these bonds would be issued by governments which are members of the Organization for Economic Cooperation and Development or have AAA ratings.]

DEBT CONVERSIONS

  Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use external debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country, although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. Latin American Fund intends to acquire Sovereign Debt, as defined in the Prospectus, to hold and trade in appropriate circumstances as described in the Prospectus, as well as to participate in Latin American debt conversion programs. The Sub-advisor will evaluate opportunities to enter into debt conversion transactions as they arise but does not currently intend to invest more than 5% of the Fund's assets in such programs.

DEBT SECURITIES

  Developing Markets Fund and Latin American Fund each may invest up to 50% of its total assets in the following types of emerging market debt securities: (1) debt securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (collectively, "Sovereign Debt"), including Brady Bonds; (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of Sovereign Debt; (3) debt securities issued by banks and other business entities; and (4) debt securities denominated in or indexed to the currencies of emerging markets. Debt securities held by those Funds may take the form of bonds, notes, bills, debentures, bank debt obligations, short-term paper, loan participations, assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of any of the foregoing. There is no requirement with respect to the maturity or duration of debt securities in which either Fund may invest.

  [Emerging Markets Fund may invest in debt securities of governmental and corporate issuers in emerging markets. Emerging Markets invest up to 20% of its total assets in debt securities rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. If the rating of a debt security held by the Emerging Markets Fund drops below a minimum rating considered acceptable by the Sub-advisor, the Fund will dispose of such security as soon as practicable and consistent with the best interests of the Fund and its shareholders. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Debt securities in which the Fund will invest may not be rated. If rated, it is expected that such ratings will be below investment grade. See "Risk
Factors -- Risks Associated with Debt Securities" and "Risks Associated with Below Investment Grade Debt Securities."]

  Developing Markets Fund and Latin American Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam, and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Fund is not aware of the occurrence of any payment defaults on

Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

  Developing Markets Fund and Latin American Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

  Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, relative interest rate levels and/or the creditworthiness of issuers.

PREMIUM SECURITIES

  Developing Markets Fund may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of such securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss if it holds such securities to maturity.

INDEXED DEBT SECURITIES

  Developing Markets Fund may invest in debt securities issued by banks and other business entities not located in developing market countries that are indexed to certain specific foreign currency exchange rates, interest rates or other reference rates. The terms of such securities provide that their principal amount is adjusted upwards or downwards (but ordinarily not below zero) at maturity to reflect changes in the exchange rate between two currencies (or other rates) while the obligations are outstanding. While such securities offer the potential for an attractive rate of return, they also entail the risk of loss of principal. New forms of such securities continue to be developed. The Fund may invest in such securities to the extent consistent with its investment objectives.

STRUCTURED INVESTMENTS

  Developing Markets Fund may invest a portion of its assets in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of Sovereign Debt. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.

  Developing Markets Fund is permitted to invest in a class of Structured Investments that is either subordinated or not subordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments.

  Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, Developing Markets Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act described above under "Investment Strategies and Risks -- Investments in Other Investment Companies." Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments.

STRIPPED INCOME SECURITIES

  Developing Markets Fund may invest a portion of its assets in stripped income securities, which are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities or other assets. In the most extreme case, one class will receive all of the interest (the "interest only class" or the "IO class"), while the other class will receive all of the principal (the "principal-only class" or the "PO class"). The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities.

FLOATING AND VARIABLE RATE INCOME SECURITIES

  Developing Markets Fund may invest a portion of its assets in floating or variable rate income securities. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London Inter Bank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rates or other commodities. The amount by which the rate paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

ZERO COUPON SECURITIES

  Developing Markets Fund may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. Developing Markets Fund also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt, and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay "interest" in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the interest on payment-in-kind securities will be included in Developing Markets Fund's income. Accordingly, for Developing Markets Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Dividends, Distributions and Tax Matters"), it may be required to distribute an amount that is greater than the total amount of cash it actually receives. These distributions may be made from Developing Markets Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Developing Markets Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

INDEXED COMMERCIAL PAPER

  Developing Markets Fund may invest without limitation in commercial paper that is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. Developing Markets Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables Developing Markets Fund to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. Developing Markets Fund will not purchase such commercial paper for speculation.

OTHER INDEXED SECURITIES

  Developing Markets Fund may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. Developing Markets Fund may invest in such securities to the extent consistent with its investment objectives.

SWAPS, CAPS, FLOORS AND COLLARS

  Developing Markets Fund may enter into interest rate, currency and index swaps and may purchase or sell related caps, floors and collars and other derivative instruments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (i.e., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and will not sell interest rate caps, floors or collars if it does not own securities or other instruments providing an income stream roughly equivalent to what the Fund may be obligated to pay.

  Interest rate swaps involve the exchange by Developing Markets Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

LOAN PARTICIPATIONS AND ASSIGNMENTS

  Developing Markets Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of Developing Markets Fund's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in Developing Markets Fund having a contractual relationship only with the Lender, not with the borrower. Developing Markets Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, Developing Markets Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and Developing Markets Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, Developing Markets Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.

  In the event of the insolvency of the Lender selling a Participation, Developing Markets Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Developing Markets Fund will acquire Participations only if the Lender interpositioned between Developing Markets Fund and the borrower is determined by the Sub-advisor to be creditworthy. When the Fund purchases Assignments from Lenders, the Developing Markets Fund will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by Developing Markets Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  To attempt to increase return, Development Markets Fund may write call options on securities. This strategy will be employed only when, in the opinion of the Sub-advisor, the size of the premium Developing Markets Fund receives for writing the option is adequate to compensate it against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. Developing Markets Fund also is authorized to write put options to attempt to enhance return, although it does not currently intend to do so. Each Fund may use forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to hedge against the overall level of investment and currency risk (i.e. fluctuations in exchange rates) normally associated with its investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund may enter into such instruments up to the full value of its portfolio assets.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge its portfolio against movements in exchange rates. Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most emerging markets including Latin American Markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, the Sub-advisor may not be able to effectively hedge its investment in such markets.

  Each Fund may also purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by a Fund or that the Sub-advisor intends to include in a Fund's portfolio. Each Fund may also purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector.

  Further, each Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could adversely affect a Fund's portfolio. Each Fund may also purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolios against changes in the general level of interest rates.

  The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

          (1) Successful use of most of these instruments depends upon the Sub-advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-advisor is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed since the skills and techniques needed to trade Forward Contracts are different from those needed to select securities in which a Fund invests.

          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the currency or the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Sub-advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss including the possible loss of principal under certain conditions. In either such case, the Fund would have been in a better position had it not hedged at all.

          (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market of which there is no assurance of any particular time or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Funds. In addition, a Fund may be unable to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so. A Fund may also need to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

WRITING CALL OPTIONS

  Each Fund may write (sell) call options on securities, indices and currencies. This strategy will be employed only when, in the opinion of the Sub-advisor, the size of the premium a Fund receives for writing the option is adequate to compensate it against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. Call options generally will be written on securities and currencies that, in the opinion of the Sub-advisor are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for a Fund.

  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Funds do not consider a security or currency covered by a call option to be "pledged" as that term is used in the Funds' policies that limit the pledging or mortgaging of their assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

  The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

  Each Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

  A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS

  Each Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is identical substantially to that of call options.

  A Fund generally would write put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to sell the security or currency at more than its market value.

PURCHASING PUT OPTIONS

  Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

  A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

  A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

  Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to a Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  A Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of a Fund's total assets at the time of purchase.

  Each Fund may attempt to accomplish objectives similar to those involved in its use of Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Fund anticipates purchasing securities.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although each Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Funds will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES

  Each Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. A Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

  A Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, a Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

  Each Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure a Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

  To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CONTRACTS

  To attempt to hedge against adverse movements in exchange rates between currencies, each Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. A Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. Each Fund may also purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by a Fund or that the Sub-advisor intends to include in a Fund's portfolio. Each Fund may also purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector.

  A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

  A Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with the guidelines approved by the Trust's Board of Trustees.

  Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

  Each Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

  A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, a Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-advisor believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

  The value of Futures Contracts, options on Futures Contracts, Forward Contracts, and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. No Fund will enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                                  RISK FACTORS

GENERAL

  There is no assurance that a Fund will achieve its investment objectives. Investing in a Fund entails a substantial degree of risk, and an investment in a Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in investing in emerging markets, and specifically Latin America, which are in addition to the usual risks of investing in developed markets around the world.

  A Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by a Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities.

  In addition, the value of debt securities by each Fund generally will fluctuate with the perceived creditworthiness of the issuers of such securities and interest rates.

NON-DIVERSIFIED CLASSIFICATION

  Developing Markets Fund and Latin American Fund are classified under the 1940 Act as "non-diversified" funds. As a result, these Funds will be able to invest in a smaller number of issuers than if it was classified under the 1940 Act as "diversified" funds. To the extent that a Fund invests in a smaller number of issuers, the net asset value of its shares may fluctuate more widely and it may be subject to greater investment and credit risk with respect to its portfolio.

ILLIQUID SECURITIES

  Developing Markets Fund [and Emerging Markets Fund] each may invest up to 15% of its net assets, and Latin American Fund up to 10% of its net assets, in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the security for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Latin American Fund may invest in joint ventures, cooperatives, partnerships and state enterprises and other similar vehicles which are illiquid (collectively, "Special Situations"). The Sub-advisor believes that carefully selected investments in Special Situations could enable Latin American Fund to achieve capital appreciation substantially exceeding the appreciation Latin American Fund would realize if it did not make such investments. However, in order to limit investment risk, Latin American Fund will invest no more than 5% of its total assets in Special Situations.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

  With respect to liquidity determinations generally, the Trust's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-advisor in accordance with procedures approved by the Board. The Sub-advisor takes into account a number of factors in reaching liquidity decisions, including (i) the frequency of trading in the security, (ii) the number of dealers who make quotes for the security,
(iii) the number of dealers who have undertaken to make a market in the security, (iv) the number of other potential purchasers and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-advisor monitors the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Board. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by a Fund increases above the applicable limit, the Sub-advisor will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.

DEBT SECURITIES

  The value of the debt securities held by a Fund generally will vary inversely with market interest rates. If interest rates in a market fall, a Fund's debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by a Fund in that market will likely decrease in value. Latin American Fund may invest up to 50% of its total assets in debt securities of any rating. Developing Markets Fund may invest up to 50% of its total assets [and Emerging Markets Fund may invest up to 20% of its total assets] in debt securities rated below investment grade. Such investments involve a high degree of risk.

  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P, and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank, and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from a Fund. In addition, a Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing a Fund's portfolio. Each Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which a Fund may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession.

  Each Fund may invest in debt securities, including Brady Bonds, issued as part of debt restructurings and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds.

  Each Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and a Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

LOAN PARTICIPATIONS AND ASSIGNMENTS

  Developing Markets Fund may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited, and the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a Fund's ability to dispose of particular Assignments or Participations when necessary to meet its liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to those securities for purposes of valuing its portfolio and calculating it net asset value.

FOREIGN SECURITIES

  Political, Social and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

  In addition, even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

  Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Funds. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Funds will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Funds could lose their entire investment in such countries. The Funds' investments would similarly be adversely affected by exchange control regulation in any of those countries.

  Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries with emerging markets.

  Emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, currency depreciation, resource self-sufficiency and balance of payments positions. Investments in foreign government securities involve special risks, including the risk that the government issuers may be unable or unwilling to repay principal or interest when due.

  Religious and Ethnic Stability. Certain countries in which the Funds may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries. Instability may also result from, among other things, (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means, (ii) popular unrest associated with demands for improved political, economic and social conditions and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Funds invest and adversely affect the value of the Funds' assets.

  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Funds. For example, certain countries require prior governmental approval before investments by foreign persons may be made or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. If there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

  Non-Uniform Corporate Disclosure Standards and Governmental Regulation. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ in some cases significantly from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Funds will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Funds than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities on foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information. In addition, for companies that keep accounting records in local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits.

  Currency Fluctuations. Because the Funds, under normal circumstances, each will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of each Fund's investment performance. Changes in currency exchange rates will influence the value of a Fund's shares, and also may affect the value of dividends and interest earned by a Fund and gains and losses realized by a Fund. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

  Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the United States, the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affecting the world economy. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.

  Some countries also may have fixed currencies where values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.

  Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

  Many of the currencies of emerging market countries including Latin American countries, have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

  Certain Latin American countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the Funds to engage in foreign currency transactions designed to protect the value of the Funds' interests in securities denominated in such currencies.

  Some countries also may have fixed currencies whose values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.

  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EMU"). The EMU has established a common European currency for participating countries which will be known as the "euro." Each participating country has supplemented its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro after January 1, 1999.

  The expected introduction of the euro presents unique risks and uncertainties, including how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions after the introduction of the euro and could adversely affect the value of securities held by a Fund.

  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Funds are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-advisor will consider such difficulties when determining the allocation of the Funds' assets, although the Sub-advisor does not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.

  Each Fund may use foreign custodians, which are generally more expensive than those in the U.S. and may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian, (ii) maintaining appropriate safeguards to protect a Fund's investments, (iii) possible difficulties in obtaining and enforcing judgments against such custodians and (iv) different settlement and clearance procedures which may be unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  A high proportion of the shares of many Latin American companies may be held by a limited number of persons, which may further limit the number of shares available for investment by the Funds, particularly Latin American Fund. A limited number of issuers in most, if not all, Latin American securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of Latin American securities markets also may affect a Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, certain Latin American securities markets, including those of Argentina, Brazil, Chile and Mexico, are susceptible to being influenced by large investors trading significant blocks of securities or by large dispositions of securities resulting from the failure to meet margin calls when due.

  The high volatility of certain Latin American securities markets is evidenced by dramatic movements in the Brazilian and Mexican markets in recent years. This market volatility may result in greater volatility in a Fund's net asset value than would be the case for companies investing in domestic securities. If a Fund were to experience unexpected net redemptions, it could be forced to sell securities in its portfolio without regard to investment merit, thereby decreasing the asset base over which Fund expenses can be spread and possibly reducing the Fund's rate of return.

  Withholding Taxes. Each Fund's net investment income from securities of foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

  Concentration. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

  Special Considerations Affecting Emerging Markets. Investing in equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

  Investing in the securities of companies in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

  Emerging securities markets such as the markets of Latin America are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

  In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  The securities markets of emerging countries including Latin American countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits registered investment companies, such as the Funds, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when a Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from a Fund's identification of such conditions until the date of any SEC action, a Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees.

  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

  Many emerging market countries including countries in Latin America have experienced substantial, and in some periods extremely high, rates of inflation for many years. This has, in turn lead to high interest rates, extreme measures by governments to keep inflation in check and a generally debilitating effect on economic growth. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries including countries in Latin America.

  Special Considerations Affecting Russia and Eastern European Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include the following: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the ability of Developing Markets Fund [and Emerging Markets Fund] to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Special Considerations Affecting Pacific Region Countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints.

  Many of the Asia Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which Developing Markets Fund and Emerging Markets Fund invest and adversely affect the value of such Funds' assets. In addition, asset expropriations or future confiscatory levels of taxation possibly may affect the Funds.

  Several of the Asia Pacific region countries have, or in the past have had, hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

  The economies of most of the Asia Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asia Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

  China recently assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.

  In addition, there is a continuing risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").

  Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule, and, therefore, it is anticipated that, if international investors lose confidence in Hong Kong dollar assets, the HKMA would intervene to support the currency, though such intervention cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.

  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. The Funds, particularly Latin American Fund, may invest in debt securities, including Brady Bonds, issued as part of debt restructurings and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. In addition, certain Latin American securities markets have experienced high volatility in recent years.

  The securities of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Latin American countries may also close certain sectors of their economies to equity investments by foreigners. The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

  It should be noted that some Latin American countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. For instance, at present, capital invested directly in Chile cannot under most circumstances be repatriated for at least one year. The Funds, particularly Latin American Fund, could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

  Sovereign Debt. Each Fund may invest in sovereign debt securities of emerging market governments. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable to unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities. Sovereign Debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the International Monetary Fund and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may default on their Sovereign Debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

  In recent years, some of the Latin American countries in which the Funds expect to invest have encountered difficulties in servicing their Sovereign Debt. Some of these countries have withheld payments of interest and/or principal of Sovereign Debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of Sovereign Debt may be requested to participate in similar reschedulings of such debt. Certain emerging markets countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times, certain emerging markets countries have declared [????] on the payment of principal and interest on external debt; such a [moratorium] is currently in effect for certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

  The ability of Latin American governments to make timely payments on their Sovereign Debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

  The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Fund's investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Sub-advisor intends to manage each Fund's portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Funds to suffer losses of interest or principal on any of their holdings.

  Sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Funds may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors.

  Periods of economic uncertainty may result in the volatility of market prices of Sovereign Debt and in turn, a Fund's net asset value, to a greater extent than the volatility inherent in domestic securities. The value of Sovereign Debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market. If a Fund were to experience unexpected net redemptions, it may be forced to sell Sovereign Debt in its portfolio without regard to investment merit, thereby decreasing its asset base over which Fund expenses can be spread and possibly reducing its rate of return.

                             INVESTMENT LIMITATIONS

DEVELOPING MARKETS FUND

  Developing Markets Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval of a majority of the Fund's outstanding shares.

  Developing Markets Fund may not:

          (1) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of Developing Markets Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

          (2) purchase any security if, as a result of that purchase, 25% or more of Developing Markets Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (3) engage in the business of underwriting securities of other issuers, except to the extent that Developing Markets Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that Developing Markets Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (5) purchase or sell physical commodities, but Developing Markets Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (6) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

  Notwithstanding any other investment policy, Developing Markets Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the concentration policy of Developing Markets Fund contained in limitation (2) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any one single foreign government, or by all supranational organizations in the aggregate, are considered to be securities of issuers in the same industry.

  In addition, to comply with federal tax requirements for qualification as a "regulated investment company" ("RIC"), Developing Markets Fund's investments will be limited so that, at the close of each quarter of its taxable year, (a) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer and (b) at least 50% of the value of its total assets is represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the issuer's outstanding voting securities ("Diversification Requirements"). These tax-related limitations may be changed by the Trust's Board of Trustees to the extent necessary to comply with changes to applicable tax requirements.

  The following investment policy of Developing Markets Fund is not a fundamental policy and may be changed by vote of the Trust's Board of Trustees without shareholder approval: Developing Markets Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Investors should refer to the Developing Markets Fund's Prospectus for further information with respect to the Developing Markets Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

[EMERGING MARKETS FUND]

  [Emerging Markets Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval of a majority of the Fund's outstanding shares.

  Emerging Markets Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of Emerging Markets Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that Emerging Markets Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Purchase or sell physical commodities, but Emerging Markets Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (4) Engage in the business of underwriting securities of other issuers, except to the extent that Emerging Markets Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (6) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of Emerging Markets Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (7) Purchase securities of any one issuer if, as a result, more than 5% of Emerging Markets Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

  Notwithstanding any other investment policy, Emerging Markets Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of Emerging Markets Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following operating policies of Emerging Markets Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. Emerging Markets Fund may not:

          (1) Invest in securities of an issuer if the investment would cause Emerging Markets Fund to own more than 10% of any class of securities of any one issuer;

          (2) Invest in companies for the purpose of exercising control or management;

          (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of Emerging Markets Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (4) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of Emerging Markets Fund's total assets, except that the Fund may purchase securities when outstanding borrowings represent less than 5% of the Fund's assets;

          (5) Purchase securities on margin, provided that Emerging Markets Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  Investors should refer to the Emerging Markets Fund's Prospectus for further information with respect to the Emerging Markets Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.]

LATIN AMERICAN FUND

  Latin American Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval of a majority of the Fund's outstanding shares.

  Latin American Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of Latin American Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that Latin American Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that Latin American Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of Latin American Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase or sell physical commodities, but Latin American Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Notwithstanding any other investment policy, Latin American Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of Latin American Fund's concentration policy contained in limitation (1), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

  The following operating policies of Latin American Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. Latin American Fund may not:

          (1) Invest in securities of an issuer if the investment would cause Latin American Fund to own more than 10% of any class of securities of any one issuer;

          (2) Invest in companies for the purpose of exercising control or management;

          (3) Invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

          (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of Latin American Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (5) Make any additional investments while borrowings exceed 5% of Latin American Fund's total assets;

          (6) Purchase securities on margin, provided that Latin American Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  Latin American Fund has the authority to invest up to 10% of its total assets in shares of other investment companies pursuant to the 1940 Act. The Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

  Investors should refer to the Latin American Fund's Prospectus for further information with respect to the Latin American Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

  Subject to policies established by the Trust's Board of Trustees, the Sub-advisor is responsible for the execution of each Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Funds. In executing portfolio transactions, the Sub-advisor seeks the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-advisor generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

  Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.

  Consistent with the interests of each Fund, the Sub-advisor may select brokers to execute a Fund's portfolio transactions, on the basis of the research and brokerage services they provide to the Sub-advisor for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-advisor under the investment management and administration contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-advisor determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-advisor to a Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits it received over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

  The Sub-advisor may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.

  Investment decisions for each Fund and for other investment accounts managed by the Sub-advisor are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases, the Sub-advisor believes that coordination and the ability to participate in volume transactions will be beneficial to that Fund.

  Under a policy adopted by the Trust's Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-advisor may consider a broker/dealer's sale of the shares of a Fund and the other funds for which AIM or the Sub-advisor serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.

  Each Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

  Foreign equity securities may be held by each Fund in the form of ADRs, ADSs, EDRs, GDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Fund may invest generally are traded in the OTC markets.

  Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies affiliated with AIM or the Sub-advisor. The Trust's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

  The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  For the fiscal year ended October 31, 1998, Developing Markets Fund paid
aggregate brokerage commissions of $       , and for the fiscal years ended
October 31, 1997 and 1996, the Predecessor Fund paid aggregate brokerage commissions of $2,212,022 and $1,580,879, respectively. [For the fiscal years ended October 31, 1998, 1997 and 1996, Emerging Markets Fund paid aggregate
brokerage commissions of $     , $3,274,528 and $3,648,347, respectively.] For
the fiscal years ended October 31, 1998, 1997 and 1996, Latin American Fund paid
aggregate brokerage commissions of $     , $2,719,660 and $2,094,634,
respectively.

PORTFOLIO TRADING AND TURNOVER

  Each Fund engages in portfolio trading when the Sub-advisor has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although none of the Funds generally intends to trade for short-term profits, the securities in a Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by a Fund's average month-end portfolio values, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Sub-advisor deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to that Fund's shareholders. For the fiscal year ended October 31,
1998 Developing Markets Fund's portfolio turnover rate was      %, and for the
fiscal years ended October 31, 1997 and 1996, the Predecessor Fund's portfolio turnover rates were 184% and 138%, respectively. [For the fiscal years ended October 31, 1998, 1997 and 1996, Emerging Markets Fund's portfolio turnover
rates were    %, 150% and 104%, respectively.] Latin American Fund's portfolio turnover rates for the fiscal years ended October 31, 1998, 1997 and 1996 were %, 130% and 101%, respectively.

                                   MANAGEMENT

  The Trust's Board of Trustees has overall responsibility for the operation of the Funds. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Fund and to the general supervision of the Trust's Board of Trustees.

TRUSTEES AND EXECUTIVE OFFICERS

  The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
 *ROBERT H. GRAHAM (51)      Trustee, Chairman of the Board  Director, President and Chief Executive
                             and President                   Officer, A I M Management Group Inc.;
                                                             Director and President, A I M Advisors,
                                                             Inc.; Director and Senior Vice
                                                             President, A I M Capital Management,
                                                             Inc., A I M Distributors, Inc., A I M
                                                             Fund Services, Inc. and Fund Management
                                                             Company; and Director, AMVESCAP PLC.
 C. DEREK ANDERSON (57)      Trustee                         President, Plantagenet Capital
 220 Sansome Street                                          Management, LLC (an investment
 Suite 400                                                   partnership); Chief Executive Officer,
 San Francisco, CA 94104                                     Plantagenet Holdings, Ltd. (an
                                                             investment banking firm); Director,
                                                             Anderson Capital Management, Inc. since
                                                             1988; Director, PremiumWear, Inc.
                                                             (formerly Munsingwear, Inc.) (a casual
                                                             apparel company); Director, "R" Homes,
                                                             Inc. and various other companies; and
                                                             Trustee, each of the other investment
                                                             companies registered under the 1940 Act
                                                             that is sub-advised or sub-
                                                             administered by the Sub-advisor.
 FRANK S. BAYLEY (59)        Trustee                         Partner, law firm of Baker & McKenzie;
 Two Embarcadero Center                                      Director and Chairman, C.D. Stimson
 Suite 2400                                                  Company (a private investment company);
 San Francisco, CA 94111                                     and Trustee, each of the other
                                                             investment companies registered under
                                                             the 1940 Act that is sub-advised or
                                                             sub-administered by the Sub-advisor.
 ARTHUR C. PATTERSON (54)    Trustee                         Managing Partner, Accel Partners (a
 428 University Avenue                                       venture capital firm); Director,
 Palo Alto, CA 94301                                         Viasoft and PageMart, Inc. (both public
                                                             software companies) and several other
                                                             privately held software and
                                                             communications companies; and Trustee,
                                                             each of the other investment companies
                                                             registered under the 1940 Act that is
                                                             sub-advised or sub-administered by the
                                                             Sub-advisor.

---------------

*A Trustee who is an "interested person" of the Trust and A I M Advisors, Inc., as defined in the
  1940 Act.

   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
 RUTH H. QUIGLEY (63)        Trustee                         Private investor; President, Quigley
 1055 California Street                                      Friedlander & Co., Inc. (a financial
 San Francisco, CA 94108                                     advisory services firm) from 1984 to
                                                             1986; and Trustee, each of the other
                                                             investment companies registered under
                                                             the 1940 Act that is sub-advised or
                                                             sub-administered by the Sub-advisor.
 +JOHN J. ARTHUR (53)        Vice President                  Director and Senior Vice President,
                                                             A I M Advisors, Inc.; Vice President
                                                             and Treasurer, A I M Management Group
                                                             Inc.
 KENNETH W. CHANCEY (53)     Vice President and Principal    Senior Vice President -- Mutual Fund
 50 California Street        Accounting Officer              Accounting, the Sub-advisor since 1997;
 San Francisco, CA 94111                                     Vice President -- Mutual Fund
                                                             Accounting, the Sub-advisor from 1992
                                                             to 1997.
 MELVILLE B. COX (54)        Vice President                  Vice President and Chief Compliance
                                                             Officer, A I M Advisors, Inc., A I M
                                                             Capital Management, Inc., A I M
                                                             Distributors, Inc., A I M Fund
                                                             Services, Inc. and Fund Management
                                                             Company.
 GARY T. CRUM (50)           Vice President                  Director and President, A I M Capital
                                                             Management, Inc.; Director and Senior
                                                             Vice President, A I M Management Group
                                                             Inc. and A I M Advisors, Inc.; and
                                                             Director, A I M Distributors, Inc. and
                                                             AMVESCAP PLC.
 +CAROL F. RELIHAN (43)      Vice President                  Director, Senior Vice President,
                                                             General Counsel and Secretary, A I M
                                                             Advisors, Inc.; Senior Vice President,
                                                             General Counsel and Secretary, A I M
                                                             Management Group Inc.; Director, Vice
                                                             President and General Counsel, Fund
                                                             Management Company; Vice President and
                                                             General Counsel, A I M Fund Services,
                                                             Inc.; and Vice President, A I M Capital
                                                             Management, Inc. and A I M
                                                             Distributors, Inc.
 DANA R. SUTTON (39)         Vice President and Assistant    Vice President and Fund Controller,
                             Treasurer                       A I M Advisors, Inc.; and Assistant
                                                             Vice President and Assistant Treasurer,
                                                             Fund Management Company.

---------------

+Mr. Arthur and Ms. Relihan are married to each other.

  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley (Chairman) and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors for the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of the Sub-advisor or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and

---------------

+Mr. Arthur and Ms. Relihan are married to each other.

Officers receive no compensation or expense reimbursement from the Trust. For the fiscal year ended October 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the
Sub-advisor or any affiliated company, received total compensation of $       ,
$       , $       and $       , respectively, from the Trust for their services
as Trustees. For the fiscal year ended October 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-advisor or any other affiliated company, received total
compensation of $       , $       , $       and $       , respectively, from the
investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-advisor for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Trustees contained no accrued or
payable pension or retirement benefits. As of                     , 1998, the
Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Funds or of all the Trust's series in the aggregate.

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

  AIM serves as each Fund's investment manager and administrator under an investment management and administration contract ("Management Contract") between the Trust and AIM. The Sub-advisor serves as the sub-advisor and sub-administrator to each Fund under a sub-advisory and sub-administration contract between AIM and the Sub-advisor ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-advisor make all investment decisions for the Funds and administer each Fund's affairs. AIM and the Sub-advisor also determine the composition of each Fund's portfolio, places orders to buy, sell or hold particular securities and supervise all matters relating to each Fund's operation. Among other things, AIM and the Sub-advisor furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Funds, and provide suitable office space, necessary small office equipment and utilities.

  The Management Contracts for each Fund may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Trust's Board of Trustees, or by the vote of a majority of a Fund's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to each Fund, the Trust or each of AIM or the Sub-advisor may terminate the Management Contracts without penalty upon sixty days' written notice. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).

  For these services, each Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on the amounts thereafter. Out of the aggregate fees payable by each Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from each Fund. The investment management and administration fees paid by the Funds are higher than those paid by most mutual funds. The Funds pay all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of each Fund's Class A and Class B shares, respectively.

  AIM also serves as the Funds' pricing and accounting agent. For these services, AIM receives a fee based on the aggregate net assets of the funds which comprise the following investment companies: AIM Growth Series, AIM Investment Funds, AIM Investment Portfolios, AIM Series Trust, G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust. The fee is calculated at the rate of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion. An amount is allocated to and paid by each such fund based on its relative average daily net assets.

  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administrative services agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 11 Devonshire Square, London, EC2M 4YR, England serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement.

  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM Management, AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

  In addition to the investment resources of their Houston, [San Francisco] and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Funds, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  In placing securities for a Fund's portfolio transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."

  AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is also the sole shareholder of the Funds' principal underwriter, AIM Distributors.

  For the fiscal years ended October 31, 1998, 1997 and 1996, each Fund paid the Sub-advisor the following investment management and administration fees:

                                                       1998        1997         1996
                                                     --------   ----------   ----------
Developing Markets Fund*...........................  $          $7,383,823   $7,864,840
[Emerging Markets Fund.............................              3,907,922    4,883,626]
Latin American Fund................................              3,538,586    3,365,375

---------------

[* The Predecessor Fund of Developing Markets Fund paid the investment management and administration fees to the Sub-advisor for the fiscal years ended [October 31, 1998, 1997 and 1996.]

                              THE DISTRIBUTION PLANS

   THE CLASS A AND C PLAN

  The Trust has adopted Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that the Class A shares of each Fund pays 0.50% per annum of its daily average net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Under the Class A and C Plan, Class C shares of Developing Markets Fund and Latin American Fund pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and Class C shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

  Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. The Class A and C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund. The Class A and C Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A and C Plan on behalf of the Fund. Thus, under the Class A and C Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

THE CLASS B PLAN

  The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its rights to payments under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.

BOTH PLANS

  Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of the several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

  Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

  Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

  Under a Shareholder Service Agreement, each Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which each Fund's shares are held.

  Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

  Under the Plans, certain financial institutions which have entered into service agreements and with sale shares of the Fund on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors. The Funds will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.

  Prior to June 1, 1998, the Trust had adopted a different Rule 12b-1 plan, that operated as a "reimbursement-type" plan (the "Prior Plan"). The information provided below relates to payments made under the Prior Plan, which provided for payments to GT Global Inc., the distributor of the Funds at the time the Prior Plan was in effect.

  For the fiscal years ended October 31, 1998, each Fund paid the following amounts under the Prior Plan:

                                                                               % OF CLASS
                                                                              AVERAGE DAILY
                                                           1998                NET ASSETS
                                                  -----------------------   -----------------
                                                   CLASS A      CLASS B
                                                  ----------   ----------
Developing Markets Fund(1)......................  $            $             .50%      1.00%
[Emerging Markets Fund..........................  $            $             .50%      1.00%]
Latin American Growth Fund......................  $            $             .50%      1.00%

  For the fiscal year ended October 31, 1998, each Fund paid the following amounts under the current Plans.

                                                        1998
                                               -----------------------
                                                CLASS A      CLASS B     CLASS A   CLASS B
                                               ----------   ----------   -------   -------
Developing Markets Fund......................                             .50%      1.00%
[Emerging Markets Fund.......................                             .50%      1.00%]
Latin American Fund..........................                             .50%      1.00%

  An estimate by category of actual fees paid by each Fund with regard to the Class A shares during the year ended October 31, 1998 follows:

                                                    DEVELOPING      [EMERGING     LATIN AMERICAN
                                                   MARKETS FUND   MARKETS FUND]    GROWTH FUND
                                                   ------------   -------------   --------------
CLASS A
  Compensation to Underwriters to partially
     offset other marketing expenses.............     $             $      []        $
  Compensation to Dealers including finder's
     fees........................................     $             $      []        $

  An estimate by category of actual fees paid by each Fund with regard to the Class B shares during the year ended October 31, 1998 as follows:

                                                    DEVELOPING      [EMERGING     LATIN AMERICAN
                                                   MARKETS FUND   MARKETS FUND]    GROWTH FUND
                                                   ------------   -------------   --------------
CLASS B
  Compensation to underwriters to partially
     offset upfront dealer commissions and other
     marketing expenses..........................     $             $      []        $
  Compensation to dealers........................     $             $      []        $

  The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.

  As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of each Fund and their respective shareholders.

  The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

  Unless terminated earlier in accordance with their terms, the Plans continue in effect until May 29, 1999 and each year thereafter, as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.

  The Plans may be terminated by the vote of a majority of the Qualified Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

  Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the Trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees. In the event the Class A and C Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid under the Class A Plan, the Class B shares of the Funds will no longer convert into Class A shares of the same Funds unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

  The principal differences between the Class A and C Plan and the Class B Plan are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.50% of average daily net assets of the Class A shares of each Fund, as compared to 1.00% of such assets of each Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessor, GT Global, Inc. unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

                                THE DISTRIBUTOR

  Master Distribution Agreements with AIM Distributors relating to the Class A and Class B shares of the Funds were approved by the Board of Trustees on May 7, 1998. [Master Distribution Agreement with AIM Distributors relating to Class A
and C shares of the Funds was approved by the Board on December   , 1998.] Such
Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."

  The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Funds at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive

0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

  AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

  The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments by the Fund of asset based distribution fees and service fees to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

  The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by GT Global, Inc., the Trust's distributor prior to June 1, 1998, for the fiscal year ended October 31, 1998, 1997 and 1996.

                                      1998                  1997                  1996
                               -------------------   -------------------   -------------------
                                SALES      AMOUNT     SALES      AMOUNT     SALES      AMOUNT
                               CHARGES    RETAINED   CHARGES    RETAINED   CHARGES    RETAINED
                               --------   --------   --------   --------   --------   --------
Developing Markets Fund(1)...  $          $          $ N/A      $ N/A      $          $
[Emerging Markets Fund.......  $          $          $181,914   $39,500    $          $       ]
Latin American Fund..........  $          $          $168,598   $50,871    $          $

---------------

(1) Developing Markets Fund pays AIM Distributors sales charges on sales of Class A shares of the Fund, retains certain amounts of such charges and reallows other amounts of such charges to brokers/dealers who sell shares.

  The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the period of June 1, 1998 to October 31, 1998.

                                                                 JUNE 1 1998 TO
                                                                OCTOBER 31, 1998
                                                              --------------------
                                                               SALES       AMOUNT
                                                              CHARGES     RETAINED
                                                              --------    --------
Developing Markets Fund.....................................  $           $
[Emerging Markets Fund......................................  $           $       ]
Latin American Fund.........................................  $           $

  The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the fiscal years ended October 31, 1998, 1997 and 1996:

                                                     1998          1997          1996
                                                  ----------    ----------    ----------
Developing Markets Fund(1)......................  $             $      N/A    $      N/A
[Emerging Markets Fund..........................  $             $1,594,794    $1,287,272]
Latin American Fund.............................  $             $  923,769    $  843,024

---------------

(1) Developing Markets Fund pays AIM Distributors a contingent deferred sales charge with respect to redemptions of Class B shares and certain Class A shares.

EXPENSES OF THE FUNDS

  Each Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses and expenses shared among the Funds and other funds organized as series of the Trust are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the time at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Funds.

                         NET ASSET VALUE DETERMINATION

  The net asset value per share of each Fund is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) of each business day of the Funds. In the event the NYSE closes early ( i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

  Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the last available bid. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

SALES CHARGES AND DEALER CONCESSIONS

  CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM European Development Fund, AIM Europe Growth Fund, AIM Global Utilities Fund, AIM Global Growth & Income Fund, AIM International Equity Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Large Cap Growth Fund, AIM Mid Cap Equity Fund, AIM Money Market Fund, AIM New Pacific Growth Fund, AIM Select Growth Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund, AIM Weingarten Fund and AIM Worldwide Growth Fund.

                                                                                             DEALER
                                                                                           CONCESSION
                                                               INVESTOR'S SALES CHARGE     ----------
                                                              --------------------------      AS A
                                                                  AS A           AS A      PERCENTAGE
                                                               PERCENTAGE     PERCENTAGE     OF THE
                                                              OF THE PUBLIC   OF THE NET     PUBLIC
                  AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
                     SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
                  -----------------------                     -------------   ----------   ----------
Less than $25,000...........................................      5.50%          5.82%        4.75%
$25,000 but less than $50,000...............................      5.25           5.54         4.50
$50,000 but less than $100,000..............................      4.75           4.99         4.00
$100,000 but less than $250,000.............................      3.75           3.90         3.00
$250,000 but less than $500,000.............................      3.00           3.09         2.50
$500,000 but less than $1,000,000...........................      2.00           2.04         1.60

  CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, [AIM Emerging Markets Fund], AIM Emerging Markets Debt Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.

                                                                                             DEALER
                                                                                           CONCESSION
                                                               INVESTOR'S SALES CHARGE     ----------
                                                              --------------------------      AS A
                                                                  AS A           AS A      PERCENTAGE
                                                               PERCENTAGE     PERCENTAGE     OF THE
                                                              OF THE PUBLIC   OF THE NET     PUBLIC
                  AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
                     SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
                  -----------------------                     -------------   ----------   ----------
Less than $50,000...........................................      4.75%          4.99%        4.00%
$50,000 but less than $100,000..............................      4.00           4.17         3.25
$100,000 but less than $250,000.............................      3.75           3.90         3.00
$250,000 but less than $500,000.............................      2.50           2.56         2.00
$500,000 but less than $1,000,000...........................      2.00           2.04         1.60

  CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                             DEALER
                                                                                           CONCESSION
                                                               INVESTOR'S SALES CHARGE     ----------
                                                              --------------------------      AS A
                                                                  AS A           AS A      PERCENTAGE
                                                               PERCENTAGE     PERCENTAGE     OF THE
                                                              OF THE PUBLIC   OF THE NET     PUBLIC
                  AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
                     SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
                  -----------------------                     -------------   ----------   ----------
Less than $100,000..........................................      1.00%          1.01%        0.75%
$100,000 but less than $250,000.............................      0.75           0.76         0.50
$250,000 but less than $1,000,000...........................      0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge, (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Small Cap Opportunities Funds, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.

                      REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

      a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

      b. each transmittal must be accompanied by a single check or wire transfer; and

      c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

  1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund, and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund; (b) exchanges of shares of certain other funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

  The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

  - AIM Management and its affiliates, or their clients;

  - Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark--, and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

  - Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of Investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

  - Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

   - Purchases through approve fee-based programs;

   - Employee benefit plans designated as qualified purchasers as defined above, provided the initial investment in the Fund(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

   - Shareholders of record or discretionary advised clients of any investment advisor holding shares of Weingarten or Constellation on September 8, 1996, or of Charter on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

   - Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of Weingarten or Constellation; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of Weingarten and Constellation is effected within 30 days of the redemption or repurchase;

   - A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

   - Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds; and

   - Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time.

  As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

  CDSCs will not apply to the following:

  - Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

  - Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

  - Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiaries account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

  - Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

  - Liquidation by the Fund when the account value falls below the minimum required account size of $500;

  - Investment account(s) of AIM; and

  - Class C shares where the investor's dealer or record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

  Upon the redemption of shares in Categories I and II purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

  - Shares held more than 18 months;

  - Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

  - Private foundations or endowment funds;

  - Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

  - Shares acquired by exchange from Class A shares in Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.

                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectus under the caption "Purchasing Shares -- How to Purchase Shares."

  The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons, who because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are shown in the Prospectus.

  Complete information concerning the method of exchanging shares of the Funds for shares of the other mutual funds managed or advised by AIM is set forth in the Prospectus under the caption "Exchanging Shares."

  Information concerning redemption of the Funds' shares is set forth in the Prospectus under the caption "Redeeming Shares -- How to Redeem Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the obligation of the Funds to redeem shares, AIM Distributors also repurchases shares. AIM intends to redeem all shares of the Funds in cash. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund telephone: (713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246 (elsewhere) and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by AFS of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable
CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

BACKUP WITHHOLDING

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding.

  Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

          (1) the investor fails to furnish a correct TIN to the Fund, or

          (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

          (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

          (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

          (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

  - a corporation

  - an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

  - the United States or any of its agencies or instrumentalities

  - a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

  - a foreign government or any of its political subdivisions, agencies or instrumentalities

  - an international organization or any of its agencies or instrumentalities

  - a foreign central bank of issue

  - a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

  - a futures commission merchant registered with the Commodity Futures Trading Commission

  - a real estate investment trust

  - an entity registered at all times during the tax year under the 1940 Act

  - a common trust fund operated by a bank under Section 584(a)

  - a financial institution

  - a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

  - a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

GENERAL

  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) the Diversification Requirements.

  Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES

  Dividends and interest received by each Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES

  Each Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder (effective with respect to each Fund for its taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

  If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  Effective for its taxable year beginning November 1, 1998, each Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

  Each Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

  Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.

  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Funds attempt to monitor section 988 transactions to minimize any adverse tax impact.

  If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting each Fund and its shareholders. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Funds.

                            SHAREHOLDER INFORMATION

  This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

  TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SHARES CERTIFICATES. AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

  TERMS AND CONDITIONS OF EXCHANGES. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

  EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

  REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An Investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

  SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner, (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). A shareholder may realize a gain or a loss on a redemption made in connection with the exercise of the reinstatement privilege. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in (or exchanged for) shares of another AIM Fund at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will Include the sales charge.

  DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

  For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

  Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution in election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                           MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

  The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

CUSTODIAN AND TRANSFER AGENT

  State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties. A I M Fund Services, Inc., a wholly owned subsidiary of AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

  Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.

  Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") has entered Into an agreement with the Trust (and certain other AIM Funds), First Data Investor Service Group (formerly The Shareholder Services Group, Inc.) and Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

INDEPENDENT ACCOUNTANTS

  The Funds' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts an annual audit of each Fund, assists in the preparation of the Funds' federal and state income tax returns and consults with the Trust and the Funds as to matters of accounting, regulatory filings, and federal and state income taxation.

  The audited financial statements of the Trust included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP, as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

LEGAL MATTERS

  The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and the Fund.

SHAREHOLDER LIABILITY

  Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

[NAME

  Prior to May 29, 1998, Developing Markets Fund, Emerging Markets Fund and Latin American Fund operated under the names GT Global Developing Markets Fund, GT Global Emerging Markets Fund, and GT Global Latin America Growth Fund, respectively.]

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity
securities as of                     , 1998, and the percentage of the
outstanding shares held by such holders are set forth below:

                                                                                                PERCENT
                                                                               PERCENT          OWNED OF
                                                                               OWNED OF        RECORD AND
          FUND                         NAME AND ADDRESS OF OWNER               RECORD*        BENEFICIALLY
          ----                         -------------------------               --------       ------------
Developing Markets         Olde Discount                                             %            -0-
  Fund -- Class B          FBO 05012322
                           751 Griswold Street
                           Detroit, Michigan 48226-3224
                           Raymond James & Assoc. Inc. CSDN                          %            -0-
                           Mary Lynn James IRA
                           1215 W. Los Angeles Circle
                           Broken Arrow, Oklahoma 74011-4215
                           Smith Barney Inc.                                         %            -0-
                           150926032
                           388 Greenwich Street
                           New York, New York 10013-2339
                           PaineWebber FBO                                           %            -0-
                           Joseph McDonald & Mildred McDonald JJWRO
                           379 Quarry Pond Court
                           Moriches, New York 11955-1706
  Developing Markets       G.T. Capital Holdings, Inc. 401(k) FBO                    %            -0-
    Fund -- Advisor Class  Account 041-66-4510
                           Attn: Human Resources
                           50 California St. 27th Floor
                           San Francisco, CA 94111-4624

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                                                PERCENT
                                                                               PERCENT          OWNED OF
                                                                               OWNED OF        RECORD AND
          FUND                         NAME AND ADDRESS OF OWNER               RECORD*        BENEFICIALLY
          ----                         -------------------------               --------       ------------
                           G.T. Capital Holdings, Inc. 401(k) FBO                    %            -0-
                           Account 556-33-9792
                           Attn: Human Resources
                           50 California St. 27th Floor
                           San Francisco, California 94111-4624
                           G.T. Capital Holdings, Inc. 401(k) FBO                    %            -0-
                           Account 561-49-0015
                           50 California Street, 27th Floor
                           San Francisco, California 94111-4624
                           Attn: Human Resources
[Emerging Markets Fund --  Wells Fargo Bank NA TTEE FBO                              %            -0-]
  Advisor Class            LGT Asset Management AC 5000201000
                           Serp Prft Shr Pln ###-##-####
                           P O Box 9800 MAC 9137-027
                           Calabasas, CA 91372-0800
[Emerging Markets Fund --  MLPF&S for the Sold Benefit of its                        %            -0-]
  Class A                  Customers, Security #970E1
                           Attn: Fund Administration
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484
Latin American             G.T. Capital Holdings, Inc. 401(k) FBO                    %            -0-
  Fund -- Advisor Class    Account 102505451
                           50 California Street, 27th Floor
                           San Francisco, California 94111-4624
                           Attn: Human Resources
                           G.T. Capital Holdings, Inc. 401(k)FBO                     %            -0-
                           Acct ####-##-####
                           50 California Street, 27th Floor
                           San Francisco, California 94111-4624
                           Attn: Human Resources
                           Wells Fargo Bank NA TTEE FBO                              %            -0-
                           LGT Asset Management AC 5000201000
                           Serp Prft Shr Pln ###-##-####
                           P O Box 9800 MAC 9137-027
                           Calabasas, CA 91372-0800
Latin American Fund --     MLPF&S for the Sold Benefit of its                        %            -0-
  Class A                  Customers, Security #970E1
                           Attn: Fund Administration
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return, as described in each Prospectus, is as follows:
                                       n
                                 P(1+T) = ERV

    Where  P      =   a hypothetical initial payment of $1,000.
           T      =   average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                      portion of such period).

  The standard total returns of Developing Market's Predecessor Fund (recomputed for Class A shares to reflect the deduction of the maximum sales charge of 4.75% for Class A shares), stated as average annualized total returns for the periods shown, were:

                                                               DEVELOPING     DEVELOPING
                                                              MARKETS FUND   MARKETS FUND
                           PERIOD                              (CLASS A)      (CLASS B)
                           ------                             ------------   ------------
Fiscal year ended Oct. 31, 1998.............................     -40.09%              %
Jan. 11, 1994 (commencement of operations) through Oct. 31,
  1998......................................................     -10.98%        -42.89%

  Class B shares of Developing Markets Fund have not been in operation for a full year since the Fund's conversion from a closed-end to an open-end fund.

  [The standard total returns for the Class A and Class B shares of Emerging Markets Fund, stated as average annualized total returns for the periods shown, were:]

                                                        EMERGING MARKETS   EMERGING MARKETS
                       [PERIOD                           FUND (CLASS A)     FUND (CLASS B)
                       -------                          ----------------   ----------------
Fiscal year ended Oct. 31, 1998.......................       -42.50%            -42.90%
Oct. 31, 1992 through Oct. 31, 1998...................       -12.35%               n/a
April 1, 1993 (commencement of operations) through
  Oct. 31, 1998.......................................          n/a              -7.22%
May 18, 1992 (commencement of operations) through Oct.
  31, 1998............................................        -6.29%               n/a

  The standard total returns for the Class A and Class B shares of Latin American Fund, stated as average annualized total returns for the periods shown, were:

                                                            LATIN AMERICAN   LATIN AMERICAN
                         PERIOD                             FUND (CLASS A)   FUND (CLASS B)
                         ------                             --------------   --------------
Fiscal year ended Oct. 31, 1998..........................       -42.71%          -43.18%
Oct. 31, 1993 through Oct. 31, 1998......................        -9.25%             n/a
April 1, 1993 (commencement of operations) through Oct.
  31, 1998...............................................          n/a            -4.81%
Aug. 13, 1991 (commencement of operations) through Oct.
  31, 1998...............................................        -1.03%             n/a

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:
                                       n
                                 P(1+U) = ERV

    Where  P      =   a hypothetical initial payment of $1,000.
           U      =   average annual total return assuming payment of only a
                      stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The average annual non-standard total returns of Developing Markets Fund's Predecessor Fund, stated as average annualized total returns for the periods shown, were:

                           PERIOD
                           ------
Fiscal year ended Oct. 31, 1998.............................  -37.09%
Jan. 11, 1994 (commencement of operations) through Oct. 31,
  1998......................................................  -10.07%

  [The average annual non-standard total returns for the Class A and Class B shares of Emerging Markets Fund, stated as average annualized total returns for the periods shown, were:

                                                        EMERGING MARKETS   EMERGING MARKETS
                        PERIOD                           FUND (CLASS A)     FUND (CLASS B)
                        ------                          ----------------   ----------------
Fiscal year ended Oct. 31, 1998.......................       -39.62%            -39.90%
Oct. 31, 1992 through Oct. 31, 1998...................       -11.49%               n/a
April 1, 1993 (commencement of operations) through
  Oct. 31, 1998.......................................          n/a              -7.06%
May 18, 1992 (commencement of operations) through Oct.
  31, 1998............................................        -5.58%               n/a]

  The average annual non-standard total returns for the Class A and Class B shares of Latin American Fund, stated as average annualized total returns for the periods shown, were:

                                                           LATIN AMERICAN   LATIN AMERICAN
                         PERIOD                            FUND (CLASS A)   FUND (CLASS B)
                         ------                            --------------   ---------------
Fiscal year ended Oct. 31, 1998..........................      -39.86%          -40.19%
Oct. 31, 1991 through Oct. 31, 1998......................       -8.35%             n/a
April 1, 1993 (commencement of operations) through Oct.
  31, 1998...............................................         n/a            -4.65%
Aug. 13, 1991 (commencement of operations) through Oct.
  31, 1998...............................................        -.36%             n/a

  Cumulative total return across a stated period may be calculated as follows:
                                       n
                                 P(1+V) = ERV

    Where  P      =   a hypothetical initial payment of $1,000.
           V      =   cumulative total return assuming payment of all of, a stated
                      portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The cumulative total return of Developing Markets Fund's Predecessor Fund (not recomputed to take sales charges into account) for the period January 11, 1994
(commencement of operations) through October 31, 1998 was     %.

  The cumulative total return of Developing Market's Predecessor Fund (recomputed for Class A shares to reflect the deduction of the maximum sales charge of 4.75% for Class A shares), stated as aggregate total returns for the periods shown, were:

                                                              DEVELOPING     DEVELOPING
                                                             MARKETS FUND   MARKETS FUND
                          PERIOD                              (CLASS A)      (CLASS B)
                          ------                             ------------   ------------
Jan. 11, 1994 (commencement of operations) through Oct.
  31, 1998................................................      -42.80%           n/a
Nov. 3, 1997 (commencement of operations) through Oct. 31,
  1998....................................................         n/a         -42.63%

  Class B shares of Developing Markets Fund have not been in operation for a full year since the Fund's conversion from a closed-end to an open-end fund.

  [The cumulative total returns (not taking sales charges into account) for the Class A and Class B shares of Emerging Markets Fund, stated as aggregate total returns for the periods shown, were:

                                                        EMERGING MARKETS   EMERGING MARKETS
                        PERIOD                           FUND (CLASS A)     FUND (CLASS B)
                        ------                          ----------------   ----------------
April 1, 1993 (commencement of operations) through
  Oct. 31, 1998.......................................          n/a             -33.56%
May 18, 1992 (commencement of operations)through Oct.
  31, 1998............................................       -30.98%               n/a]

  [The aggregate cumulative total returns (taking sales charges into account) for the Class A and B shares of Emerging Markets Fund, stated as aggregate total returns for the periods shown, were:

                                                        EMERGING MARKETS   EMERGING MARKETS
                        PERIOD                           FUND (CLASS A)     FUND (CLASS B)
                        ------                          ----------------   ----------------
April 1, 1993 (commencement of operations) through
  Oct. 31, 1998.......................................          n/a              34.18%
May 18, 1992 (commencement of operations) through Oct.
  31, 1998............................................       -34.26%               n/a]

  The cumulative total returns (not taking sales charges into account) for the Class A and Class B shares of Latin American Fund, stated as aggregate total returns for the periods shown, were:

                                                            LATIN AMERICAN   LATIN AMERICAN
                          PERIOD                            FUND (CLASS A)   FUND (CLASS B)
                          ------                            --------------   --------------
April 1, 1993 (commencement of operations) through Oct.
  31, 1998................................................         n/a           -23.36%
Aug. 13, 1991 (commencement of operations) through Oct.
  31, 1998................................................       -2.58%             n/a

  The aggregate cumulative total returns (taking sales charges into account) for the Class A and B shares of Latin American Fund, stated as aggregate total returns for the periods shown, were:

                                                            LATIN AMERICAN   LATIN AMERICAN
                          PERIOD                            FUND (CLASS A)   FUND (CLASS B)
                          ------                            --------------   --------------
April 1, 1993 (commencement of operations) through Oct.
  31, 1998................................................         n/a           -24.06%
Aug. 13, 1991 (commencement of operations) through Oct.
  31, 1998................................................       -7.19%             n/a

OTHER INFORMATION REGARDING STANDARD TOTAL AND NON-STANDARD TOTAL RETURNS FOR DEVELOPING MARKETS FUND

  The standard total and non-standard total return data of Developing Markets Fund are based on the performance of the Predecessor Fund as a closed-end investment company. The standard total return data, however, have been recomputed to reflect the deduction of the current maximum sales charge of 4.75% for Class A shares which went into effect on November 1, 1997. Future performance of Developing Markets Fund will be effected by expenses that it will incur as a series of an open-end investment company.

PERFORMANCE INFORMATION

  Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

     Advertising Age
     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Institutional Investor
     Insurance Forum
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC
     Kiplinger Letter
     Money
     Mutual Fund Forecaster
     Mutual Fund Magazine
     Nation's Business
     New York Times
     Pension World
     Pensions & Investments
     Personal Investor
     Financial Services Week
     Philadelphia Inquirer
     Smart Money
     USA Today
     U.S. News & World Report
     Wall Street Journal
     Washington Post
     CNN
     CNBC
     PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

     Bank Rate National Monitor Index
     Bear Stearns Foreign Bond Index
     Bond Buyer Index
     CDA/Wiesenberger Investment Company Services
       (data and mutual fund rankings and
       comparisons)
     CNBC/Financial News Composite Index
     COFI
     Consumer Price Index
     Datastream
     Donoghue's
     Dow Jones Industrial Average
     EAFE Index
     First Boston High Yield Index
     Fitch (publications)
     Ibbotson Associates International Bond Index
     International Bank for Reconstruction and
       Development (publications)
     International Finance Corporation Emerging
       Markets Database
     International Financial Statistics
     Lehman Bond Indices
     Lipper Analytical Data Services, Inc. (data and
       mutual fund rankings and comparisons)
     Micropal, Inc. (data and mutual fund rankings
       and comparisons)
     Moody's Investors Service (publications)
     Morgan Stanley Capital International All
       Country (AC) World Index
     Morgan Stanley Capital International World
       Indices
     Morningstar, Inc. (data and mutual fund rankings
       and comparisons)
     NASDAQ
     Organization for Economic Cooperation and
       Development (publications)
     Salomon Brothers Global Telecommunications
       Index
     Salomon Brothers World Government Bond
       Index -- Non-U.S.
     Salomon Brothers World Government Bond
       Index
     Standard & Poor's (publications)
     Standard & Poor's 500 Composite Stock Price
       Index
     Stangar
     Wilshire Associates
     World Bank (publications and reports)
     The World Bank Publication of Trends in
       Developing Countries
     Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

          10-year Treasuries
        30-year Treasuries
        30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors.

Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.
C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                               ABSENCE OF RATING

  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

          1. An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                              FINANCIAL STATEMENTS

                                       FS

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                            ADVISOR CLASS SHARES OF

                          AIM DEVELOPING MARKETS FUND
                          [AIM EMERGING MARKETS FUND]
                         AIM LATIN AMERICAN GROWTH FUND

                             (SERIES PORTFOLIOS OF
                             AIM INVESTMENT FUNDS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                     P.O. BOX 4739, HOUSTON, TX 77210-4739
                          OR BY CALLING (800) 347-4246

                             ---------------------

            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 1999
  RELATING TO THE AIM DEVELOPING MARKETS FUND: ADVISOR CLASS PROSPECTUS DATED
                                 MARCH 1, 1999,
THE AIM EMERGING MARKETS FUND: ADVISOR CLASS PROSPECTUS DATED MARCH 1, 1999 AND
                                 THE AIM LATIN
       AMERICAN GROWTH FUND: ADVISOR CLASS PROSPECTUS DATED MARCH 1, 1999

                               TABLE OF CONTENTS

                                                              PAGE NO.
                                                              --------
INTRODUCTION................................................      4
GENERAL INFORMATION ABOUT THE FUNDS.........................      4
  The Trust and Its Shares..................................      4
INVESTMENT STRATEGIES AND RISKS.............................      5
  Investment Objectives.....................................      5
  Selection of Investments and Asset Allocation.............      7
  Investments in Other Investment Companies.................      8
  When-Issued and Forward Commitment Securities.............      9
  Depositary Receipts.......................................      9
  Warrants or Rights........................................      9
  Lending of Portfolio Securities...........................     10
  Commercial Bank Obligations...............................     10
  Repurchase Agreements.....................................     10
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................     11
  Short Sales...............................................     11
  Temporary Defensive Strategies............................     12
  Samurai and Yankee Bonds..................................     12
  Debt Conversions..........................................     12
  Premium Securities........................................     13
  Indexed Debt Securities...................................     13
  Structured Investments....................................     14
  Stripped Income Securities................................     14
  Floating and Variable Rate Income Securities..............     14
  Zero Coupon Securities....................................     14
  Indexed Commercial Paper..................................     15
  Other Indexed Securities..................................     15
  Swaps, Caps, Floors and Collars...........................     15
  Loan Participations and Assignments.......................     15
OPTIONS, FUTURES AND CURRENCY STRATEGIES....................     16
  Special Risks of Options, Futures and Currency
     Strategies.............................................     16
  Writing Call Options......................................     17
  Writing Put Options.......................................     18
  Purchasing Put Options....................................     18
  Purchasing Call Options...................................     19
  Index Options.............................................     20
  Interest Rate, Currency and Stock Index Futures
     Contracts..............................................     21
  Options on Futures Contracts..............................     22
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................     23
  Forward Contracts.........................................     23
  Foreign Currency Strategies -- Special Considerations.....     24
  Cover.....................................................     24
RISK FACTORS................................................     25
  General...................................................     25
  Non-Diversified Classifications...........................     25
  Illiquid Securities.......................................     25
  Debt Securities...........................................     26
  Loan Participations and Assignments.......................     27
  Foreign Securities........................................     27

                                                              PAGE NO.
                                                              --------
INVESTMENT LIMITATIONS......................................     34
  Developing Markets Fund...................................     34
  [Emerging Markets Fund....................................     35]
  Latin American Fund.......................................     36
EXECUTION OF PORTFOLIO TRANSACTIONS.........................     38
  Portfolio Trading and Turnover............................     39
MANAGEMENT..................................................     40
  Trustees and Executive Officers...........................     40
  Investment Management and Administration Services.........     42
  Distribution Services.....................................     44
  Expenses of the Funds.....................................     44
NET ASSET VALUE DETERMINATION...............................     44
HOW TO PURCHASE AND REDEEM SHARES...........................     45
  Backup Withholding........................................     45
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................     47
  General...................................................     47
  Foreign Taxes.............................................     47
  Passive Foreign Investment Companies......................     48
  Non-U.S. Shareholders.....................................     48
  Options, Futures and Foreign Currency Transactions........     48
SHAREHOLDER INFORMATION.....................................     49
  [Timing of Purchase Orders................................     49]
  [Share Certificates.......................................     49]
  [Special Plans............................................     49]
  Terms and Conditions of Exchanges.........................     50
  [Exchanges by Mail........................................     51]
  [Exchanges by Telephone...................................     51]
  [Redemptions by Mail......................................     52]
  [Redemptions by Telephone.................................     52]
  [Timing and Pricing of Redemption Orders..................     52]
  Signature Guarantees......................................     53
  Dividends and Distributions...............................     53
  [Minimum Account Balance..................................     54]
MISCELLANEOUS INFORMATION...................................     54
  Changes for Certain Account Information...................     54
  Custodian and Transfer Agent..............................     54
  Independent Accountants...................................     54
  Legal Matters.............................................     55
  Shareholder Liability.....................................     55
  [Name.....................................................     55]
  Control Persons and Principal Holders of Securities.......     56
INVESTMENT RESULTS..........................................     57
  Total Return Quotations...................................     57
  Other Information Regarding Standard Total and Cumulative
     Total Returns for Developing Markets Fund..............     58
  Performance Information...................................     59
APPENDIX....................................................     61
  Description of Bond Ratings...............................     61
  Description of Commercial Paper Ratings...................     62
  Absence of Rating.........................................     62
FINANCIAL STATEMENTS........................................     FS

                                  INTRODUCTION

  This Statement of Additional Information relates to the Advisor Class shares of AIM Developing Markets Fund ("Developing Markets Fund"), [AIM Emerging Markets Fund ("Emerging Markets Fund"),] and AIM Latin American Growth Fund ("Latin American Fund") (each, a "Fund," and collectively, the "Funds"). Developing Markets Fund and Latin American Fund each is a non-diversified[, and Emerging Markets Fund is a diversified,] series of AIM Investment Funds (the "Trust"), a registered open-end management investment company organized as a Delaware business trust. On October 31, 1997, the Developing Markets Fund, which had no prior operating history, acquired the assets and assumed the liabilities of G.T. Global Developing Markets Fund, Inc. (the "Predecessor Fund"), a closed-end investment company.

  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO Asset Management Ltd. (the "Sub-advisor") serves as the investment sub-advisor and sub-administrator for the Funds.

  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Developing Markets Fund is included in a separate Prospectus dated March 1, 1999, [for Emerging Markets Fund is included in a separate Prospectus dated March 1, 1999] and for Latin American Fund is included in a separate Prospectus dated March 1, 1999. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES

  The Trust was organized as a Delaware business trust on May 7, 1998 and previously operated under the name G.T. Investment Funds, Inc., which was organized as a Maryland corporation on October 29, 1987 and later renamed AIM Investment Funds, Inc. On September 8, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Funds, Inc. The Trust was reorganized on September 8, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: AIM Developing Markets Fund, [AIM Emerging Markets Fund,] AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth and Income Fund, AIM Global Healthcare Fund, AIM Global High Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications Fund, AIM Latin American Growth Fund and AIM Strategic Income Fund. Each of these funds has three separate classes: Class A, Class B, Class C and Advisor Class shares. From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998, is that of the series of G.T. Investment Funds, Inc. (renamed AIM Investment Funds, Inc.).

  The term "majority of the outstanding shares" of the Trust, a particular Fund or a particular class of a Fund means, respectively, the vote of the lesser of
(a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.

  Class A, Class B, Class C and Advisor Class shares of Developing Markets Fund and Latin American Fund [and Class A, Class B and Advisor class shares of Emerging Markets Fund] have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

  On any matter submitted to a vote of shareholders, shares of each Fund will be voted by each Fund's shareholders individually when the matter affects the specific interest of a Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of a Fund may vote on matters affecting only that class. The shares of each Fund will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders for any of the Funds in any year, except as required under the 1940 Act. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares [of a Fund]. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of each Fund. Each share of a Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of a Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of a Fund, when issued, are fully paid and nonassessable.

                        INVESTMENT STRATEGIES AND RISKS

  The following discussion of investment strategies and risks supplements the discussion of investment objectives and risks set forth in the Prospectuses under the headings "Investment Objectives and Strategies" and "Principal Risks of Investing in the Fund."

INVESTMENT OBJECTIVES

  The Funds' investment objectives may not be changed without the approval of a majority of the Funds' outstanding voting securities.

  Developing Markets Fund. The primary investment objective of Developing Markets Fund is long-term capital appreciation. Its secondary investment objective is income, to the extent consistent with seeking capital appreciation. The Fund normally invests substantially all of its assets in issuers in the developing (or "emerging") markets of Asia, Europe, Latin America and elsewhere. A majority of Developing Markets Fund's assets normally are invested in emerging market equity securities. The Developing Markets Fund may invest in the following types of equity securities common stock, preferred stock, securities convertible into common stock, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics. Developing Markets Fund may also invest in emerging market debt securities that will be selected based on their potential to provide a combination of capital appreciation and current income. There can be no assurance Developing Markets Fund will achieve its investment objectives.

  For purposes of Developing Markets Fund's operations, emerging markets consist of all countries determined by the Sub-advisor to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

  [Emerging Markets Fund. The investment objective of Emerging Markets Fund is long-term growth of capital. The Fund seeks this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies in emerging markets. The Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and United States. The Fund normally may invest up to 35% of its assets in a combination of (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets set forth in the Fund's current Prospectus, if investing therein becomes feasible and desirable subsequent to the date of the Fund's current Prospectus; and (iv) cash and money market instruments.]

  [Emerging Markets Fund invests in those emerging markets that the Sub-advisor believes have strongly developing economies and in which the markets are becoming more sophisticated. In selecting investments, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Sub-advisor then invests in those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. Emerging Markets Fund ordinarily will be invested in the securities of issuers in at least three different emerging markets. In evaluating investments in securities of issuers in developed markets, the Sub-advisor will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer.]

  [The Sub-advisor believes that the issuers of securities in emerging markets often have sales and earnings growth rates that exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation. Accordingly, the Sub-advisor believes that Emerging Markets Fund's policy of investing in equity securities of companies in emerging markets may enable Emerging Markets Fund to achieve results superior to those produced by mutual funds with similar objectives that invest solely in equity securities of issuers domiciled in the United States and/or in other developed markets.]

  In determining what countries constitute emerging markets with respect to Developing Market Fund [and Emerging Markets Fund], the Sub-advisor will consider, among other things, data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation ("IFC").

  The Developing Markets Fund [and Emerging Markets Fund] will consider investments in the following emerging markets:

Algeria
Argentina
Bolivia
Botswana
Brazil
Bulgaria
Chile
China
Colombia
Costa Rica
Cyprus
Czech Republic
Dominican Republic
Ecuador
Egypt
El Salvador
Finland
Ghana
Greece
Hong Kong
Hungary
India
Indonesia
Israel
Ivory Coast
Jamaica
Jordan
Kazakhstan
Kenya
Lebanon
Malaysia
Mauritius
Morocco
Nicaragua
Nigeria
Oman
Pakistan
Panama
Paraguay
Peru
Philippines
Poland
Portugal
Republic of Slovakia
Russia
Singapore
Slovenia
South Africa
South Korea
Sri Lanka
Swaziland
Taiwan
Thailand
Turkey
Ukraine
Uruguay
Venezuela
Zambia
Zimbabwe

  Although the Developing Markets Fund and Emerging Markets Fund consider each of the above-listed countries eligible for investment, it will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

  As used in the Developing Markets Fund and Emerging Markets Fund Prospectuses and this SAI, an issuer in an emerging market is an entity (1) for which the principal securities trading market is an emerging market, as defined above, (2) that (alone or on a consolidated basis) derives 50% or more of its total revenues from business in emerging markets, provided that, in the Sub-advisor's view, the value of such issuer's securities will tend to reflect emerging market developments to a greater extent than developments elsewhere, or (3) organized under the laws of, or with a principal office in, an emerging market.

  Latin American Fund. The investment objective of Latin American Fund is capital appreciation. The Fund will normally invest at least 65% of its total assets in securities of a broad range of Latin American issuers. Under current market conditions, the Fund expects to invest primarily in equity and debt securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. The Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity securities with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future. The receipt of income from debt securities owned by the fund is incidental to its objective of capital appreciation. Though the Fund can normally invest up to 35% of its total assets in U.S. securities, the Fund reserves the right to be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of the offering made hereby.

  Unless otherwise indicated, the Fund defines Latin America to include the following countries: Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela. Under current market conditions, Latin American Fund expects to invest primarily in securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. Latin American Fund may invest more than 25% of its total assets in any of these four countries but does not expect to invest more than 60% of its total assets in any one country.

  Latin American Fund defines securities of Latin American issuers to include:
(a) securities of companies organized under the laws of, or having a principal office located in, a Latin American country; (b) securities of companies that derive 50% or more of their total revenues from business in Latin America, provided that, in the Sub-advisor's view, the value of such issuers' securities reflect Latin American developments to a greater extent than developments elsewhere; (c) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country; (d) U.S. dollar-denominated securities or securities denominated to a Latin American currency issued by companies to finance operations in Latin America; and (e) securities of Latin American issuers, as defined herein, in the form of depositary shares. For purposes of the foregoing definition, the Fund's purchases of securities issued by companies outside of Latin America to finance their Latin American operations will be limited to securities, the performance of which is materially related to such company's Latin American activities.

  Certain sectors of the economies of certain Latin American countries are closed to equity investments by foreigners. Further, due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities in certain Latin American countries, the Fund may be able to invest in such countries solely or primarily through governmentally approved investment vehicles or companies. In addition, the portion of Latin American Fund's assets invested directly in Chile may be less than the portion invested in other Latin American countries because, at present, capital directly invested in Chile normally cannot be repatriated for at least one year. As a result, Latin American Fund currently intends to limit most of its Chilean investments to indirect investments through ADRs and established Chilean investment companies, the shares of which are not subject to repatriation restrictions.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION

  In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, the Sub-advisor ordinarily considers the following factors: prospects for relative economic growth among the different countries in which a Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

  In analyzing companies for investment by each Fund, the Sub-advisor ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In allocating Latin American Fund's assets between debt and equity securities, the Sub-advisor considers, in addition to the factors listed in the Prospectus, changes in Latin American governmental policy including regulation governing industry, trade, financial markets, and foreign and domestic investment, as well as the substance and likely development of government finances. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by the Funds. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

  Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

  There may be times when, in the opinion of the Sub-advisor, prevailing market, economic or political conditions warrant reducing the proportion of each Fund's assets invested in equity securities and increasing the proportion held in cash or short-term obligations denominated in U.S. dollars or other currencies. A portion of each Fund's assets may be held in U.S. dollars or short-term interest-bearing dollar-denominated securities to provide for ongoing expenses and redemptions. The Latin American Fund may invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issues. In evaluating investments in securities of U.S. issues, the Sub-advisor will consider, among other factors, the issuer's Latin American business activities and the impact that development in Latin America may have on the issuer's operations and financial condition.

  The Funds may be prohibited under the Investment Company Act of 1940, as amended ("1940 Act"), from purchasing the securities of any foreign company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities ("securities-related companies"). In a number of countries, including those in Latin America, commercial banks act as securities broker/dealers, investment advisors and underwriters or otherwise engage in securities-related activities, which may limit the Fund's ability to hold securities issued by such banks. The Fund has obtained an exemption from the SEC to permit it to invest in certain of these securities subject to certain restrictions.

  For investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or (b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

  In selecting investments for Developing Markets Fund, the Sub-advisor seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates over the long term. The Sub-advisor seeks those emerging markets that have strongly developing economies and in which the markets are becoming more sophisticated. The Sub-advisor then invests in those companies in such countries and industries that it believes are best positioned and managed to take advantage of these economic and political factors. The Sub-advisor believes that the issuers of securities in emerging markets often have sales and earnings growth rates that exceed those in developed countries and that such growth rates may in turn be reflected in more rapid share price appreciation.

  In allocating investments among the various Latin American countries for Latin American Fund, the Sub-advisor looks principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization and monetary conditions and the political outlook in each country. In allocating assets between equity and debt securities, the Sub-advisor will consider, among other factors: the level and anticipated direction of interest rates; expected rates of economic growth and corporate profits growth; changes in Latin American government policy including regulation governing industry, trade, financial markets, and foreign and domestic investment; substance and likely development of government finances; and the condition of the balance of payments and changes in the terms of trade. In evaluating investments in securities of U.S. issuers, the Sub-advisor will consider, among other factors, the issuer's Latin American business activities and the impact that development in Latin America may have on the issuer's operations and financial condition.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

  Developing Markets Fund and Latin American Fund may be able to invest in certain countries solely or primarily through governmentally authorized investment vehicles or companies, some of which may be investment vehicles or companies that are advised by the Sub-advisor or its affiliates. These investments are subject to the limitations imposed by the 1940 Act, which these limitations currently provide that, in general, each Fund may purchase shares of a closed-end investment company unless (a) such a purchase would cause a Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its total assets invested in the investment company or more than 10% of its total assets invested in an aggregate of all such investment companies. Investment in other investment companies may also involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in other investment companies unless, in the judgment of the Sub-advisor, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-advisor waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

  Certain countries in which the Funds invest presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. At such time as direct investment in those countries is allowed, the Funds anticipate investing directly in those markets.

PRIVATIZATIONS

  The governments in some emerging markets have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Sub-advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of each Fund in privatizations in appropriate circumstances. In certain Latin American and emerging markets, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law or the terms on which the Funds may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments in emerging markets will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

  Each Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds will purchase or sell when-issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, the Fund will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian bank and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

DEPOSITARY RECEIPTS

  Each Fund may hold equity securities of foreign issuers in the form of ADRs, American Depositary Shares ("ADSs"), GDRs and European Depositary Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Fund's investment policies, a Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS

  Warrants or rights may be acquired by each Fund in connection with other securities or separately and provide a Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES

  For the purpose of realizing additional income, the Funds may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit (or such other collateral as permitted by a Fund's investment program and regulatory agencies and as approved by the Board) at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Funds may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding with respect to a Fund, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund will have a right to call each loan and obtain the securities within the stated settlement period. The Fund will not have the right to vote equity securities while they are lent, but it may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Sub-advisor to be of good standing and will not be made unless, in the judgment of the Sub-advisor, the consideration to be earned from such loans would justify the risk. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral if the borrower fails financially.

COMMERCIAL BANK OBLIGATIONS

  For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

  A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to a Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by the Sub-advisor to present minimum credit risks in accordance with guidelines established by the Trust's Board of Trustees. The Sub-advisor will review and monitor the creditworthiness of such institutions under the Board's general supervision.

  The Funds will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of a Fund's assets that may be subject to repurchase agreements at any given time. The Funds will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% (for Emerging Markets Fund and Developing Markets Fund) or 10% (for Latin American Fund) of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

  No Fund's borrowings will exceed 33 1/3% of the Fund's total assets, i.e., each Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  The Funds' fundamental investment limitations permit them to borrow money for leveraging purposes. Developing Markets Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Latin American Fund and Developing Markets Fund may borrow only in order to meet redemption requests. In addition, each Fund currently is prohibited, pursuant to a non-fundamental investment policy, from purchasing securities during times when outstanding borrowings represent more than 5% of its assets. Nevertheless, this policy may be changed in the future by a vote of a majority of the Trust's Board of Trustees. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.

  Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which a Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Emerging Markets Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Each Fund will segregate with a custodian liquid assets in an amount sufficient to cover its obligations [under "roll" transactions (for Emerging Markets Fund)] and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES

  The Fund may make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of that security will decline. The Fund may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and
(ii) in order to maintain portfolio flexibility.

  When a Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker-dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

  A Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is theoretically unlimited.

  Neither Emerging Markets Fund nor Latin American Fund will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Fund's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuer. Moreover, these Funds may engage in short sales only with respect to securities listed on a national securities exchange. These Funds may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

  Developing Markets Fund may only make short sales "against the box." The Fund might make a short sale "against the box" in order to hedge against market risks when the Sub-advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the Fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

TEMPORARY DEFENSIVE STRATEGIES

  In the interest of preserving shareholders' capital, the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic, or political conditions. Under a defensive strategy, each Fund temporarily may invest up to 100% of its assets in cash (U.S. dollars, foreign currencies, multinational currency units such as Euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of its investments may be made in the United States and denominated in U.S. dollars. To the extent a Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, each Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

  In addition, the Latin American Fund may be primarily invested in U.S. securities for temporary defensive purposes or pending investment of the proceeds of sales of new Fund shares. The Latin American Fund may assume a temporary defensive position when, due to political, market or other factors broadly affecting Latin American markets, the Sub-advisor determines that opportunities for capital appreciation in those markets would be significantly limited over an extended period or that investing in those markets presents undue risk of loss.

  The Funds may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies (in the case of Latin American Fund, the currency of any Latin American country): (a) obligations issued or guaranteed by the U.S. or foreign governments (in the case of Latin American Fund, the government of any Latin American country), their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances); (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.

  The Funds may invest in commercial paper rated as low as A-3 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or P-3 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, determined by the Manager to be of comparable quality. Obligations rated A-3 and P-3 are considered by S&P and Moody's, respectively, to have an acceptable capacity for timely repayment. However, these securities may be more vulnerable to adverse effects of changes in circumstances than obligations carrying higher designations.

SAMURAI AND YANKEE BONDS

  Subject to its fundamental investment restrictions, Developing Markets Fund [and Emerging Markets Fund] may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of [each of these Funds] to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. [In the case of Emerging Markets Fund, these bonds would be issued by governments which are members of the Organization for Economic Cooperation and Development or have AAA ratings.]

DEBT CONVERSIONS

  Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use external debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country, although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. Latin American Fund intends to acquire Sovereign Debt, as defined in the Prospectus, to hold and trade in appropriate circumstances as described in the Prospectus, as well as to participate in Latin American debt conversion programs. The Sub-advisor will evaluate opportunities to enter into debt conversion transactions as they arise but does not currently intend to invest more than 5% of the Fund's assets in such programs.

DEBT SECURITIES

  Developing Markets Fund and Latin American Fund each may invest up to 50% of its total assets in the following types of emerging market debt securities: (1) debt securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (collectively, "Sovereign Debt"), including Brady Bonds; (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of Sovereign Debt; (3) debt securities issued by banks and other business entities; and (4) debt securities denominated in or indexed to the currencies of emerging markets. Debt securities held by those Funds may take the form of bonds, notes, bills, debentures, bank debt obligations, short-term paper, loan participations, assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of any of the foregoing. There is no requirement with respect to the maturity or duration of debt securities in which either Fund may invest.

  [Emerging Markets Fund may invest in debt securities of governmental and corporate issuers in emerging markets. Emerging market debt securities often are rated below investment grade or not rated by U.S. rating agencies. Emerging Markets Fund may invest up to 20% of its total assets in debt securities rated below investment grade. Investment in below investment grade debt securities involves a high degree of risk and can be speculative. If the rating of a debt security held by the Emerging Markets Fund drops below a minimum rating considered acceptable by the Sub-advisor, the Fund will dispose of any such security as soon as practicable and consistent with the best interests of the Fund and its shareholders. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Debt securities in which the Fund will invest may not be rated. If rated, it is expected that such ratings will be below investment grade. See "Risk Factors -- Risks Associated with Debt Securities" and "Risks Associated with Below Investment Grade Debt Securities."]

  Developing Markets Fund and Latin American Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam, and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Fund is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

  Developing Markets Fund and Latin American Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

  Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels and/or in the creditworthiness of issuers. The receipt of income from debt securities owned by a Fund is incidental to its objective of capital appreciation.

PREMIUM SECURITIES

  Developing Markets Fund may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of such securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss if it holds such securities to maturity.

INDEXED DEBT SECURITIES

  Developing Markets Fund may invest in debt securities issued by banks and other business entities not located in developing market countries that are indexed to certain specific foreign currency exchange rates, interest rates or other reference rates. The terms of such securities provide that their principal amount is adjusted upwards or downwards (but ordinarily not below zero) at maturity to reflect changes in the exchange rate between two currencies (or other rates) while the obligations are outstanding. While such securities offer the potential for an attractive rate of return, they also entail the risk of loss of principal. New forms of such securities continue to be developed. The Fund may invest in such securities to the extent consistent with its investment objectives.

STRUCTURED INVESTMENTS

  Developing Markets Fund may invest a portion of its assets in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of Sovereign Debt. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments.

  Developing Markets Fund is permitted to invest in a class of Structured Investments that is either subordinated or not subordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments.

  Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, Developing Markets Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act described above under "Investment Strategies and Risks -- Investments in Other Investment Companies." Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments.

STRIPPED INCOME SECURITIES

  Developing Markets Fund may invest a portion of its assets in stripped income securities, which are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities or other assets. In the most extreme case, one class will receive all of the interest (the "interest only class" or the "IO class"), while the other class will receive all of the principal (the "principal-only class" or the "PO class"). The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities.

FLOATING AND VARIABLE RATE INCOME SECURITIES

  Developing Markets Fund may invest a portion of its assets in floating or variable rate income securities. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London Inter Bank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process.

The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rates or other commodities. The amount by which the rate paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

ZERO COUPON SECURITIES

  Developing Markets Fund may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. Developing Markets Fund also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt, and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay "interest" in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the interest on payment-in-kind securities will be included in Developing Markets Fund's income. Accordingly, for Developing Markets Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Dividends, Distributions and Tax Matters"), it may be required to distribute an amount that is greater than the total amount of cash it actually receives. These distributions may be made from Developing Markets Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Developing Markets Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

INDEXED COMMERCIAL PAPER

  Developing Markets Fund may invest without limitation in commercial paper that is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. Developing Markets Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables Developing Markets Fund to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. Developing Markets Fund will not purchase such commercial paper for speculation.

OTHER INDEXED SECURITIES

  Developing Markets Fund may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. Developing Markets Fund may invest in such securities to the extent consistent with its investment objectives.

SWAPS, CAPS, FLOORS AND COLLARS

  Developing Markets Fund may enter into interest rate, currency and index swaps and may purchase or sell related caps, floors and collars and other derivative instruments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (i.e., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and will not sell interest rate caps, floors or collars if it does not own securities or other instruments providing an income stream roughly equivalent to what the Fund may be obligated to pay.

  Interest rate swaps involve the exchange by Developing Markets Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

LOAN PARTICIPATIONS AND ASSIGNMENTS

  Developing Markets Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of Developing Markets Fund's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in Developing Markets Fund having a contractual relationship only with the Lender, not with the borrower. Developing Markets Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, Developing Markets Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and Developing Markets Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, Developing Markets Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.

  In the event of the insolvency of the Lender selling a Participation, Developing Markets Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Developing Markets Fund will acquire Participations only if the Lender interpositioned between Developing Markets Fund and the borrower is determined by the Sub-advisor to be creditworthy. When the Fund purchases Assignments from Lenders, the Developing Markets Fund will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by Developing Markets Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  To attempt to increase return, Developing Markets Fund may write call options on securities. This strategy will be employed only when, in the opinion of the Sub-advisor, the size of the premium Developing Markets Fund receives for writing the option is adequate to compensate it against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. Developing Markets Fund also is authorized to write put options to attempt to enhance return, although it does not currently intend to do so.

  Each Fund may use forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to hedge against the overall level of investment and currency risk (i.e. fluctuations in exchange rates) normally associated with its investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund may enter into such instruments up to the full value of its portfolio assets.

  To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions.

The Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge its portfolio against movements in exchange rates. Only a limited market, if any, currently exists for options and futures transactions relating to currencies of most emerging markets including Latin American Markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, the Sub-advisor may not be able to effectively hedge its investment in such markets.

  Each Fund may also purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by a Fund or that the Sub-advisor intends to include in a Fund's portfolio. Each Fund may also purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector.

  Further, each Fund may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could adversely affect a Fund's portfolio. Each Fund may also purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolios against changes in the general level of interest rates.

  The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

          (1) Successful use of most of these instruments depends upon the Sub-advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-advisor is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed. Skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Funds invest.

          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the currency or the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Sub-advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss including the possible loss of principal under certain conditions. In either such case, the Fund would have been in a better position had it not hedged at all.

          (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market of which there is no assurance at any particular time, or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Funds. In addition, a Fund may be unable to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so. A Fund may also need to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to set aside securities in connection with hedging transactions.

WRITING CALL OPTIONS

  Each Fund may write (sell) call options on securities, indices and currencies. This strategy will be employed only when, in the opinion of the Sub-advisor, the size of the premium a Fund receives for writing the option is adequate to compensate it against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. Call options generally will be written on securities and currencies that, in the opinion of the Sub-advisor are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for a Fund.

  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Funds do not consider a security or currency covered by a call option to be "pledged" as that term is used in the Funds' policies that limit the pledging or mortgaging of their assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

  The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

  Each Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

  A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS

  Each Fund may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is identical substantially to that of call options.

  A Fund generally would write put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to sell the security or currency at more than its market value.

PURCHASING PUT OPTIONS

  Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

  A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund to protect against an anticipated decline in the value of the security or currency. Such protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

  A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

  Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to a Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  A Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of a Fund's total assets at the time of purchase.

  Each Fund may attempt to accomplish objectives similar to those involved in its use of Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Fund anticipates purchasing securities.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although each Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Funds will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

  Each Fund may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. A Fund's transactions may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates and stock prices.

  A Fund will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's exposure to interest rate, currency exchange rate and stock market fluctuations, a Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

  Each Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure a Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

  To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money"if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

FORWARD CONTRACTS

  To attempt to hedge against adverse movements in exchange rates between currencies, each Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. A Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. Each Fund may also purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by a Fund or that the Sub-advisor intends to include in a Fund's portfolio. Each Fund may also purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector.

  A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the Forward Contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

  A Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with the guidelines approved by the Trust's Board of Trustees.

  Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

  Each Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

  A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, a Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-advisor believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

  The value of Futures Contracts, options on Futures Contracts, Forward Contracts, and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. No Fund will enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                                  RISK FACTORS

GENERAL

  There is no assurance that a Fund will achieve its investment objectives. Investing in a Fund entails a substantial degree of risk, and an investment in a Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in investing in emerging markets, and specifically Latin America, which are in addition to the usual risks of investing in developed markets around the world.

  A Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by a Fund will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities.

  In addition, the value of debt securities by each Fund generally will fluctuate with the perceived creditworthiness of the issuers of such securities and interest rates.

NON-DIVERSIFIED CLASSIFICATION

  Developing Markets Fund and Latin American Fund are classified under the 1940 Act as "non-diversified" funds. As a result, these Funds will be able to invest in a smaller number of issuers than if it was classified under the 1940 Act as "diversified" funds. To the extent that a Fund invests in a smaller number of issuers, the net asset value of its shares may fluctuate more widely and it may be subject to greater investment and credit risk with respect to its portfolio.

ILLIQUID SECURITIES

  Developing Markets Fund and Emerging Markets Fund each may invest up to 15% of its net assets, and Latin American Fund up to 10% of its net assets, in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the security for approximately the amount at which the Fund values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Latin American Fund may invest in joint ventures, cooperatives, partnerships and state enterprises and other similar vehicles which are illiquid (collectively, "Special Situations"). The Sub-advisor believes that carefully selected investments in Special Situations could enable the Fund to achieve capital appreciation substantially exceeding the appreciation Latin American Fund would realize if it did not make such investments. However, in order to limit investment risk, Latin American Fund will invest no more than 5% of its total assets in Special Situations.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

  With respect to liquidity determinations generally, the Trust's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-advisor in accordance with procedures approved by the Board. The Sub-advisor takes into account a number of factors in reaching liquidity decisions, including (i) the frequency of trading in the security, (ii) the number of dealers who make quotes for the security,
(iii) the number of dealers who have undertaken to make a market in the security, (iv) the number of other potential purchasers and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-advisor monitors the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Board. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by a Fund increases above the applicable limit, the Sub-advisor will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.

DEBT SECURITIES

  The value of the debt securities held by a Fund generally will vary inversely with market interest rates. If interest rates in a market fall, a Fund's debt securities issued by governments or companies in that market ordinarily will increase in value. If market interest rates increase, however, the debt securities owned by a Fund in that market will likely decrease in value. Latin American Fund may invest up to 50% of its total assets in debt securities of any rating. Developing Markets Fund may invest up to 50% of its total assets [and Emerging Markets Fund may invest up to 20% of its total assets] in debt securities rated below investment grade. Such investments involve a high degree of risk.

  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P, and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These foreign debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank, and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities frequently have call or buy-back features which would permit an issuer to call or repurchase the security from a Fund. In addition, a Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing a Fund's portfolio. Each Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which a Fund may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession.

  Each Fund may invest in debt securities, including Brady Bonds, issued as part of debt restructurings and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds.

  Each Fund may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and a Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

LOAN PARTICIPATIONS AND ASSIGNMENTS

  Developing Markets Fund may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited, and the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a Fund's ability to dispose of particular Assignments or Participations when necessary to meet its liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to those securities for purposes of valuing its portfolio and calculating it net asset value.

FOREIGN SECURITIES

  Political, Social and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

  In addition, even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

  Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Funds. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Funds will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Funds could lose their entire investment in such countries. The Funds' investments would similarly be adversely affected by exchange control regulation in any of those countries.

  Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years.

  Emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, currency depreciation, resource self-sufficiency and balance of payments positions. Investments in foreign government securities involve special risks, including the risk that the government issuers may be unable or unwilling to repay principal or interest when due.

  Religious and Ethnic Stability. Certain countries in which the Funds may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries. Instability may also result from, among other things, (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means, (ii) popular unrest associated with demands for improved political, economic and social conditions and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Funds invest and adversely affect the value of the Funds' assets.

  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Funds. For example, certain countries require prior governmental approval before investments by foreign persons may be made or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. If there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

  Non-Uniform Corporate Disclosure Standards and Governmental
Regulation. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ in some cases significantly from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Funds will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Funds than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities on foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information. In addition, for companies that keep accounting records in local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits.

  Currency Fluctuations. Because the Funds, under normal circumstances, each will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of each Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

  Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the United States, international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affecting the world economy. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.

  Some countries also may have fixed currencies where values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.

  Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

  Many of the currencies of emerging market countries including Latin American countries, have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

  Certain Latin American countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the Funds to engage in foreign currency transactions designed to protect the value of the Funds' interests in securities denominated in such currencies.

  Some countries also may have fixed currencies whose values against the U.S. dollar are not independently determined. In addition, there is a risk that certain countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded.

  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EMU"). The EMU has established a common European currency for participating countries which will be known as the "euro." Each participating country has supplemented its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro after January 1, 1999.

  The expected introduction of the euro presents unique risks and uncertainties, including how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions after the introduction of the euro and could adversely affect the value of securities held by a Fund.

  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Funds are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-advisor will consider such difficulties when determining the allocation of the Funds' assets, although the Sub-advisor does not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.

  Each Fund may use foreign custodians, which are generally more expensive than those in the U.S. and may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian, (ii) maintaining appropriate safeguards to protect a Fund's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians. and (iv) different settlement and clearance procedures which may be unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  A high proportion of the shares of many Latin American companies may be held by a limited number of persons, which may further limit the number of shares available for investment by the Funds, particularly Latin American Fund. A limited number of issuers in most, if not all, Latin American securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of Latin American securities markets also may affect a Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, certain Latin American securities markets, including those of Argentina, Brazil, Chile and Mexico, are susceptible to being influenced by large investors trading significant blocks of securities or by large dispositions of securities resulting from the failure to meet margin calls when due.

  The high volatility of certain Latin American securities markets is evidenced by dramatic movements in the Brazilian and Mexican markets in recent years. This market volatility may result in greater volatility in a Fund's net asset value than would be the case for companies investing in domestic securities. If a Fund were to experience unexpected net redemptions, it could be forced to sell securities in its portfolio without regard to investment merit, thereby decreasing the asset base over which Fund expenses can be spread and possibly reducing the Fund's rate of return.

  Withholding Taxes. Each Fund's net investment income from securities of foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income where those taxes may be recaptured. See "Taxes."

  Concentration. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

  Special Considerations Affecting Emerging Markets. Investing in equity securities of companies in emerging markets may entail greater risks than investing in equity securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

  Investing in the securities of companies in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

  Emerging securities markets, such as the markets of Latin America, are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

  In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  The securities markets of emerging countries including Latin American countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits registered investment companies, such as the Funds, to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when a Fund believes that circumstances dictate, it will promptly apply to the SEC for a determination that such an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from a Fund's identification of such conditions until the date of any SEC action, a Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees.

  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

  Many emerging market countries, including markets in Latin America, have experienced substantial, and in some periods extremely high, rates of inflation for many years. This has, in turn, lead to high interest rates, extreme measures by governments to keep inflation in check and a generally debilitating effect on economic growth. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries, including markets in Latin America.

  Special Considerations Affecting Russia and Eastern European
Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include the following: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the ability of Developing Markets Fund [and Emerging Markets Fund] to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Special Considerations Affecting Pacific Region Countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints.

  Many of the Asia Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which Developing Markets Fund and Emerging Markets Fund invest and adversely affect the value of such Funds' assets. In addition, asset expropriations or future confiscatory levels of taxation possibly may affect the Funds.

  Several of the Asia Pacific region countries have, or in the past have had, hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

  The economies of most of the Asia Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asia Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

  China recently assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.

  In addition, there is continuing risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").

  Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule, and, therefore, it is anticipated that, if international investors lose confidence in Hong Kong dollar assets, the HKMA would take steps to support the currency, though such intervention cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.

  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. The Funds, particularly the Latin American Fund, may invest in debt securities, including Brady Bonds, issued as part of debt restructurings and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. In addition, certain Latin American securities markets have experienced high volatility in recent years.

  The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Latin American countries may also close certain sectors of their economies to equity investments by foreigners. The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

  It should be noted that some Latin American countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. For instance, at present, capital invested directly in Chile cannot under most circumstances be repatriated for at least one year. The Funds, particularly Latin American Fund, could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

  Sovereign Debt. Each Fund may invest in sovereign debt securities of emerging market governments. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable to unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities. Sovereign Debt generally offers high yields, reflecting not only perceived credit risk, but also the need to compete with other local investments in domestic financial markets. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the International Monetary Fund and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may default on their Sovereign Debt. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

  In recent years, some of the Latin American countries in which the Funds expect to invest have encountered difficulties in servicing their Sovereign Debt. Some of these countries have withheld payments of interest and/or principal of Sovereign Debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of Sovereign Debt may be requested to participate in similar reschedulings of such debt. Certain emerging markets countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times, certain emerging markets countries have declared [????] on the payment of principal and interest on external debt; such a [moratorium] is currently in effect for certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

  The ability of Latin American governments to make timely payments on their Sovereign Debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

  The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Fund's investments. The countries issuing such instruments are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Sub-advisor intends to manage each Fund's portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Funds to suffer losses of interest or principal on any of their holdings.

  Sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Funds may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors.

  Periods of economic uncertainty may result in the volatility of market prices of Sovereign Debt and in turn, a Fund's net asset value, to a greater extent than the volatility inherent in domestic securities. The value of Sovereign Debt will likely vary inversely with changes in prevailing interest rates, which are subject to considerable variance in the international market. If a Fund were to experience unexpected net redemptions, it may be forced to sell Sovereign Debt in its portfolio without regard to investment merit, thereby decreasing its asset base over which Fund expenses can be spread and possibly reducing its rate of return.

                             INVESTMENT LIMITATIONS

DEVELOPING MARKETS FUND

  Developing Markets Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval of a majority of the Fund's outstanding shares.

  Developing Markets Fund may not:

          (1) issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of Developing Markets Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

          (2) purchase any security if, as a result of that purchase, 25% or more of Developing Markets Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (3) engage in the business of underwriting securities of other issuers, except to the extent that Developing Markets Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that Developing Markets Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (5) purchase or sell physical commodities, but Developing Markets Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (6) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

  Notwithstanding any other investment policy, Developing Markets Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the concentration policy of Developing Markets Fund contained in limitation (2) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any one single foreign government, or by all supranational organizations in the aggregate, are considered to be securities of issuers in the same industry.

  In addition, to comply with federal tax requirements for qualification as a "regulated investment company" ("RIC"), Developing Markets Fund's investments will be limited so that, at the close of each quarter of its taxable year, (a) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer and (b) at least 50% of the value of its total assets is represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the issuer's outstanding voting securities ("Diversification Requirements"). These tax-related limitations may be changed by the Company's Board of Trustees to the extent necessary to comply with changes to applicable tax requirements.

  The following investment policy of Developing Markets Fund is not a fundamental policy and may be changed by vote of the Trust's Board of Trustees without shareholder approval: Developing Markets Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Investors should refer to the Developing Markets Fund's prospectus for further information with respect to the Developing Markets Funds investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

[EMERGING MARKETS FUND]

  [Emerging Markets Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval of a majority of the outstanding shares of the Fund.

  Emerging Markets Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of Emerging Markets Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that Emerging Markets Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Purchase or sell physical commodities, but Emerging Markets Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (4) Engage in the business of underwriting securities of other issuers, except to the extent that Emerging Markets Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (6) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of Emerging Markets Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (7) Purchase securities of any one issuer if, as a result, more than 5% of Emerging Markets Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

  Notwithstanding any other investment policy, Emerging Markets Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of Emerging Markets Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following operating policies of Emerging Markets Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. Emerging Markets Fund may not:

          (1) Invest in securities of an issuer if the investment would cause Emerging Markets Fund to own more than 10% of any class of securities of any one issuer;

          (2) Invest in companies for the purpose of exercising control or management;

          (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of Emerging Markets Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (4) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of Emerging Markets Fund's total assets, except that the Fund may purchase securities when outstanding borrowings represent less than 5% of the Fund's assets;

          (5) Purchase securities on margin, provided that Emerging Markets Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  Investors should refer to the Emerging Markets Fund's Prospectus for further information with respect to the Emerging Markets Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.]

LATIN AMERICAN FUND

  Latin American Fund has adopted the following investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval a majority of the outstanding shares of the Fund.

  Latin American Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of Latin American Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that Latin American Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that Latin American Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of Latin American Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase or sell physical commodities, but Latin American Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Notwithstanding any other investment policy, Latin American Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of Latin American Fund's concentration policy contained in limitation (1), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

  The following operating policies of Latin American Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. Latin American Fund may not:

          (1) Invest in securities of an issuer if the investment would cause Latin American Fund to own more than 10% of any class of securities of any one issuer;

          (2) Invest in companies for the purpose of exercising control or management;

          (3) Invest more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

          (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of Latin American Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (5) Make any additional investments while borrowings exceed 5% of Latin American Fund's total assets;

          (6) Purchase securities on margin, provided that Latin American Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  Latin American Fund has the authority to invest up to 10% of its total assets in shares of other investment companies pursuant to the 1940 Act. The Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

  Investors should refer to the Latin American Fund's Prospectus for further information with respect to the Latin American Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

  Subject to policies established by the Trust's Board of Trustees, the Sub-advisor is responsible for the execution of each Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Funds. In executing portfolio transactions, the Sub-advisor seeks the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-advisor generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

  Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.

  Consistent with the interests of each Fund, the Sub-advisor may select brokers to execute a Fund's portfolio transactions, on the basis of the research and brokerage services they provide to the Sub-advisor for its use in managing the Fund and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-advisor under the investment management and administration contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-advisor determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-advisor to a Fund and its other clients and that the total commissions paid by that Fund will be reasonable in relation to the benefits it received over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

  The Sub-advisor may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.

  Investment decisions for each Fund and for other investment accounts managed by the Sub-advisor are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts including the Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases, the Sub-advisor believes that coordination and the ability to participate in volume transactions will be beneficial to that Fund.

  Under a policy adopted by the Trust's Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-advisor may consider a broker/dealer's sale of the shares of a Fund and the other funds for which AIM or the Sub-advisor serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.

  Each Fund contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

  Foreign equity securities may be held by each Fund in the form of ADRs, ADSs, EDRs, GDRs and CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Fund may invest generally are traded in the OTC markets.

  Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies affiliated with AIM or the Sub-advisor. The Trust's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

  The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  For the fiscal year ended October 31, 1998, Developing Markets Fund paid
aggregate brokerage commissions of $       , and for the fiscal years ended
October 31, 1997 and 1996, the Predecessor Fund paid aggregate brokerage commissions of $2,212,022 and $1,580,879, respectively. [For the fiscal years ended October 31, 1998, 1997 and 1996, Emerging Markets Fund paid aggregate
brokerage commissions of $          , $3,274,528 and $3,648,347, respectively.]
For the fiscal years ended October 31, 1998, 1997 and 1996, Latin American Fund
paid aggregate brokerage commissions of $          , $2,719,660 and $2,094,634,
respectively.

PORTFOLIO TRADING AND TURNOVER

  Each Fund engages in portfolio trading when the Sub-advisor has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's investment objective, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although none of the Funds generally intends to trade for short-term profits, the securities in a Fund's portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by a Fund's average month-end portfolio values, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when the Sub-advisor deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to that Fund's shareholders. For the fiscal year ended December 31,
1998, Developing Markets Fund's portfolio turnover rate was        %, and for
the fiscal years ended October 31, 1997 and 1996, the Predecessor Fund's
portfolio turnover rates were      184% and 138%, respectively. [For the fiscal
years ended October 31, 1997 and 1996, Emerging Markets Fund's portfolio turnover rates were 150% and 104%, respectively.] Latin American Fund's portfolio turnover rates for the fiscal years ended October 31, 1997 and 1996 were 130% and 101%, respectively.

                                   MANAGEMENT

  The Trust's Board of Trustees has overall responsibility for the operation of the Funds. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Fund and to the general supervision of the Trust's Board of Trustees.

TRUSTEES AND EXECUTIVE OFFICERS

  The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

----------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
----------------------------------------------------------------------------------------------------
 *ROBERT H. GRAHAM (51)      Trustee, Chairman of the Board  Director, President and Chief Executive
                             and President                   Officer, A I M Management Group Inc.;
                                                             Director and President, A I M Advisors,
                                                             Inc.; Director and Senior Vice
                                                             President, A I M Capital Management,
                                                             Inc., A I M Distributors, Inc., A I M
                                                             Fund Services, Inc. and Fund Management
                                                             Company; and Director, AMVESCAP PLC.
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
----------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON (57)      Trustee                         Mr. Anderson is President, Plantagenet
 220 Sansome Street                                          Capital Management, LLC (an investment
 Suite 400                                                   partnership); Chief Executive Officer,
 San Francisco, CA 94104                                     Plantagenet Holdings, Ltd. (an
                                                             investment banking firm); Director,
                                                             Anderson Capital Management, Inc. since
                                                             1988; Director, PremiumWear, Inc.
                                                             (formerly Munsingwear, Inc.) (a casual
                                                             apparel company) and Director, "R"
                                                             Homes, Inc. and various other
                                                             companies. Mr. Anderson is also a
                                                             trustee of each of the other investment
                                                             companies registered under the 1940 Act
                                                             that is sub-advised or sub-administered
                                                             by the Sub-advisor.
----------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY (59)        Trustee                         Mr. Bayley is a partner of the law firm
 Two Embarcadero Center                                      of Baker & McKenzie, and serves as a
 Suite 2400                                                  Director and Chairman of C.D. Stimson
 San Francisco, CA 94111                                     Company (a private investment company).
                                                             Mr. Bayley is also a trustee of each of
                                                             the other investment companies
                                                             registered under the 1940 Act that is
                                                             sub-advised or sub-administered by the
                                                             Sub-advisor.
----------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON (54)    Trustee                         Mr. Patterson is Managing Partner of
 428 University Avenue                                       Accel Partners (a venture capital
 Palo Alto, CA 94301                                         firm). He also serves as a director of
                                                             Viasoft and PageMart, Inc. (both public
                                                             software companies), as well as several
                                                             other privately held software and
                                                             communications companies. Mr. Patterson
                                                             is also a trustee of each of the other
                                                             investment companies registered under
                                                             the 1940 Act that is sub-advised or
                                                             sub-administered by the Sub-advisor.
----------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY (63)        Trustee                         Miss Quigley is a private investor.
 1055 California Street                                      From 1984 to 1986, she was President of
 San Francisco, CA 94108                                     Quigley Friedlander & Co., Inc. (a
                                                             financial advisory services firm). Miss
                                                             Quigley is also a trustee of each of
                                                             the other investment companies
                                                             registered under the 1940 Act that is
                                                             sub-advised or sub-administered by the
                                                             Sub-advisor.
----------------------------------------------------------------------------------------------------
 +JOHN J. ARTHUR (53)        Vice President                  Director and Senior Vice President and
                                                             Treasurer, A I M Advisors, Inc.; Vice
                                                             President and Treasurer, A I M
                                                             Management Group Inc.
----------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY (52)     Vice President and Principal    Senior Vice President -- Mutual Fund
 50 California Street        Accounting Officer              Accounting, the Sub-advisor since 1997;
 San Francisco, CA 94111                                     Vice President -- Mutual Fund
                                                             Accounting, the Sub-advisor from 1992
                                                             to 1997.
----------------------------------------------------------------------------------------------------
 MELVILLE B. COX (54)        Vice President                  Vice President and Chief Compliance
                                                             Officer, A I M Advisors, Inc., A I M
                                                             Capital Management, Inc., A I M
                                                             Distributors, Inc., A I M Fund
                                                             Services, Inc. and Fund Management
                                                             Company.
----------------------------------------------------------------------------------------------------
 GARY T. CRUM (50)           Vice President                  Director and President, A I M Capital
                                                             Management, Inc.; Director and Senior
                                                             Vice President, A I M Management Group
                                                             Inc. and A I M Advisors, Inc.; and
                                                             Director, A I M Distributors, Inc. and
                                                             AMVESCAP PLC.
----------------------------------------------------------------------------------------------------

---------------

* A Trustee who is an "interested person" of the Trust and A I M Advisors, Inc., as defined in the
  1940 Act.

----------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
----------------------------------------------------------------------------------------------------
 +CAROL F. RELIHAN (44)      Vice President                  Director, Senior Vice President,
                                                             General Counsel and Secretary, A I M
                                                             Advisors, Inc.; Senior Vice President,
                                                             General Counsel and Secretary, A I M
                                                             Management Group Inc.; Director, Vice
                                                             President and General Counsel, Fund
                                                             Management Company; Vice President and
                                                             General Counsel, A I M Fund Services,
                                                             Inc.; and Vice President, A I M Capital
                                                             Management, Inc. and A I M
                                                             Distributors, Inc.
----------------------------------------------------------------------------------------------------
 DANA R. SUTTON (39)         Vice President and Assistant    Vice President and Fund Controller,
                             Treasurer                       A I M Advisors, Inc.; and Assistant
                                                             Vice President and Assistant Treasurer,
                                                             Fund Management Company.
----------------------------------------------------------------------------------------------------

---------------

+ Mr. Arthur and Ms. Relihan are married to each other.

  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley (Chairman) and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors for the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's Executive Officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of the Sub-advisor or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursement from the Trust. For the fiscal year ended October 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-advisor or any affiliated company, received total compensation of
$          , $          , $          and $          , respectively, from the
Trust for their services as Trustees. For the fiscal year ended October 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-advisor or any other affiliated
company, received total compensation of $          , $          , $          and
$          , respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-advisor for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of
          , 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Funds or of all the Trust's series in the aggregate.

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

  AIM serves as each Fund's investment manager and administrator under an investment management and administration contract ("Management Contract") between the Trust and AIM. The Sub-advisor serves as the sub-advisor and sub-administrator to each Fund under a sub-advisory and sub-administration contract between AIM and the Sub-advisor ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-advisor make all investment decisions for the Funds and administer each Fund's affairs. AIM and the Sub-advisor also determine the composition of each Fund's portfolio, places order to buy, sell or hold particular securities and supervises all matters relating to the Fund's operation. Among other things, AIM and the Sub-advisor furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Funds, and provide suitable office space, necessary small office equipment and utilities.

  The Management Contracts for each Fund may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Trust's Board of Trustees, or by the vote of a majority of a Fund's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to each Fund, the Trust or each of AIM or the Sub-advisor may terminate the Management Contracts without penalty upon sixty days' written notice. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).

  For these services, each Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on the amounts thereafter. Out of the aggregate fees payable by each Fund, AIM pays the Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from each Fund. The investment management and administration fees paid by the Funds are higher than those paid by most mutual funds. The Funds pay all expenses not assumed by AIM, the Sub-advisor, AIM Distributors or other agents. AIM has undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of each Fund's Class A and Class B shares, respectively.

  AIM also serves as the Funds' pricing and accounting agent. For these services, AIM receives a fee based on the aggregate net assets of the funds which comprise the following investment companies: AIM Growth Series, AIM Investment Funds, AIM Investment Portfolios, AIM Series Trust, G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust. The fee is calculated at the rate of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion. An amount is allocated to and paid by each such fund based on its relative average daily net assets.

  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administrative services agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-advisor, 11 Devonshire Square, London, EC2M 4YR, England, serves as the sub-advisor to the Fund pursuant to an investment sub-advisory and sub-administration agreement.

  AIM and the Sub-advisor and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM Management, AIM and the Sub-advisor are both indirect wholly owned subsidiaries of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisor draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Funds, the Sub-advisor employs a team approach, taking advantage of its investment resources around the world.

  In placing securities for a Fund's portfolio transactions, the Sub-advisor seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisor may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisor. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."

  AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is also the sole shareholder of the Funds' principal underwriter, AIM Distributors.

  For the fiscal years ended October 31, 1998, 1997 and 1996, each Fund paid the Sub-advisor the following investment management and administration fees:

                                                       1998         1997         1996
                                                    ----------   ----------   ----------
Developing Markets Fund*..........................  $            $7,383,823   $7,864,840
[Emerging Markets Fund............................  $            $3,907,922   $4,883,626]
Latin American Fund...............................  $            $3,538,586   $3,365,375

---------------

* The Predecessor Fund of Developing Markets Fund paid the investment management and administration fees to the Sub-advisor for the fiscal years October 31, 1998, 1997 and December 31, 1996.

DISTRIBUTION SERVICES

  Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to a distribution contract between the Trust and AIM Distributors without a sales charge or a contingent deferred sales charge. [INSERT D27 TO COME]

EXPENSES OF THE FUNDS

  Each Fund pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses and expenses shared among the Funds and other funds organized as series of the Trust are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.

                         NET ASSET VALUE DETERMINATION

  The net asset value per share of each Fund is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Funds. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

  Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the last available bid. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "Purchasing Shares -- How to Purchase Shares."

  For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.

  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchanging Shares."

  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/financial institution who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS"), the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

  A Fund's net asset value is calculated by dividing the number of outstanding shares into the net assets of the Fund. Net assets are the excess of a Fund's assets over its liabilities. A more detailed description of how each Fund's net asset value is calculated appears in the Prospectuses under the heading "Net Asset Value Determination."

BACKUP WITHHOLDING

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding.

  Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

          (1) the investor fails to furnish a correct TIN to the Fund, or

          (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

          (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

          (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

          (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

  - a corporation

  - an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

  - the United States or any of its agencies or instrumentalities

  - a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

  - a foreign government or any of its political subdivisions, agencies or instrumentalities

  - an international organization or any of its agencies or instrumentalities

  - a foreign central bank of issue

  - a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

  - a futures commission merchant registered with the Commodity Futures Trading Commission

  - a real estate investment trust

  - an entity registered at all times during the tax year under the 1940 Act

  - a common trust fund operated by a bank under Section 584(a)

  - a financial institution

  - a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

  - a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

GENERAL

  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) the Diversification Requirements.

  Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES

  Dividends and interest received by each Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign and U.S. possessions sources as his own income from those sources and
(3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES

  Each Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder (effective with respect to each Fund for its taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

  If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  Effective for its taxable year beginning November 1, 1998, each Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

  Each Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

  Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.

  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Funds attempt to monitor section 988 transactions to minimize any adverse tax impact.

  If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting each Fund and its shareholders. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Funds.

                            SHAREHOLDER INFORMATION

  This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

[TIMING OF PURCHASE ORDERS

  Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.]

[SHARE CERTIFICATES

  Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s).]

[SPECIAL PLANS

  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. It is recommended that a shareholder considering any of the plans described herein consult a tax advisor before commencing participation in such a plan.

Automatic Dividend Investment Plan

  Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.

Portfolio Rebalancing Program

  The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.

  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. Such exchanges are not tax-free and may result in a shareholder's realizing a gain or loss, as the case may be, for federal income tax purposes. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.

  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.]

TERMS AND CONDITIONS OF EXCHANGES

  Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  The current prospectus of each of the Advisor Class Funds and current information concerning the operation of the exchange privilege are available through AIM Distributors or through any dealer who has executed an applicable agreement with AIM Distributors. Before exchanging shares, investors should review the prospectuses of the funds whose shares will be acquired through exchange. Exchanges of shares are considered to be sales for federal and state income tax purposes and may result in a taxable gain or loss to a shareholder.

  The exchange privilege is not an option or right to purchase shares but is permitted under the respective policies of the participating funds, and may be modified or discontinued by any of such funds or by AIM Distributors at any time, and to the extent permitted by applicable law, without notice.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.]

[EXCHANGES BY MAIL

  Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."]

[EXCHANGES BY TELEPHONE

  Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at

(800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.]

[REDEMPTIONS BY MAIL

  Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.]

[REDEMPTIONS BY TELEPHONE

  Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.]

[TIMING AND PRICING OF REDEMPTION ORDERS

  Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.]

SIGNATURE GUARANTEES

  A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account;
(4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

DIVIDENDS AND DISTRIBUTIONS

  [In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.]

[MINIMUM ACCOUNT BALANCE

  If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  AIM Distributors and its agents reserve the right at any time (1) to withdraw all or any part of the offering made by the Fund's Prospectus; (2) to reject any purchase or exchange order or to cancel any purchase due to nonpayment of the purchase price; (3) to increase, waive or lower the minimum investment requirements; or (4) to modify any of the terms or conditions of purchase of shares of such fund. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."]

                           MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

  The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

CUSTODIAN AND TRANSFER AGENT

  State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties. A I M Fund Services, Inc., a wholly owned subsidiary of AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

  Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.

  Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") has entered Into an agreement with the Trust (and certain other AIM Funds), First Data Investor Service Group (formerly The Shareholder Services Group, Inc.) and Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

INDEPENDENT ACCOUNTANTS

  The Funds' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts an annual audit of each Fund, assists in the preparation of the Funds' federal and state income tax returns and consults with the Trust and the Funds as to matters of accounting, regulatory filings, and federal and state income taxation.

  The audited financial statements of the Company included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP, as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

LEGAL MATTERS

  The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and the Fund.

SHAREHOLDER LIABILITY

  Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

[NAME]

  [Prior to May 29, 1998, Developing Markets Fund, Emerging Markets Fund and Latin American Fund operated under the names GT Global Developing Markets Fund, GT Global Emerging Markets Fund, and GT Global Latin America Growth Fund, respectively.]

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity
securities as of        , 1998, and the percentage of the outstanding shares
held by such holders are set forth below.

                                                                                         PERCENT
                                                                            PERCENT      OWNED OF
                                                                            OWNED OF    RECORD AND
FUND                                       NAME AND ADDRESS OF OWNER        RECORD*    BENEFICIALLY
----                                       -------------------------        --------   ------------
Developing Markets Fund -- Class B    Olde Discount                              %         -0-
                                      FBO 05012322
                                      751 Griswold Street
                                      Detroit, Michigan 48226-3224
                                      Raymond James & Assoc. Inc. CSDN           %         -0-
                                      Mary Lynn James IRA
                                      1215 W. Los Angeles Circle
                                      Broken Arrow, Oklahoma 74011-4215
                                      Smith Barney Inc.                          %         -0-
                                      150926032
                                      388 Greenwich Street
                                      New York, New York 10013-2339
                                      PaineWebber FBO                            %         -0-
                                      Joseph McDonald & Mildred McDonald
                                      JJWRO
                                      379 Quarry Pond Court
                                      Moriches, New York 11955-1706
Developing Markets Fund -- Advisor    G.T. Capital Holdings, Inc. 401(k)         %         -0-
  Class                               FBO
                                      Account 041-66-4510
                                      Attn: Human Resources
                                      50 California Street, 27th Floor
                                      San Francisco, California 94111-4624
                                      G.T. Capital Holdings, Inc. 401(k)         %         -0-
                                      FBO
                                      Account 556-33-9792
                                      Attn: Human Resources
                                      50 California Street, 27th Floor
                                      San Francisco, California 94111-4624
                                      G.T. Capital Holdings, Inc. 401(k)         %         -0-
                                      FBO
                                      Account 561-49-0015
                                      50 California Street, 27th Floor
                                      San Francisco, California 94111-4624
                                      Attn: Human Resources
[Emerging Markets Fund -- Advisor     Wells Fargo Bank NA TTEE FBO               %         -0-]
  Class
                                      LGT Asset Management AC 5000201000
                                      Serp Prft Shr Pln ###-##-####
                                      P O Box 9800 MAC 9137-027
                                      Calabasas, CA 91372-0800
[Emerging Markets Fund -- Class A     MLPF& S for the Sole Benefit of Its        %         -0-]
                                      Customers, Security #97OEL
                                      Attn: Fund Administration
                                      4800 Deer Lake Drive East, 2nd Floor
                                      Jacksonville, FL 32246-6484

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned are also owned beneficially.

                                                                                         PERCENT
                                                                            PERCENT      OWNED OF
                                                                            OWNED OF    RECORD AND
FUND                                       NAME AND ADDRESS OF OWNER        RECORD*    BENEFICIALLY
----                                       -------------------------        --------   ------------
Latin American Fund -- Advisor Class  G.T. Capital Holdings, Inc. 401(k)         %         -0-
                                      FBO
                                      Account 102505451
                                      50 California Street, 27th Floor
                                      San Francisco, California 94111-4624
                                      Attn: Human Resources
                                      G.T. Capital Holdings, Inc. 401(k)         %         -0-
                                      FBO
                                      Acct # ###-##-####
                                      50 California Street, 27th Floor
                                      San Francisco, California 94111-4624
                                      Attn: Human Resources
                                      Wells Fargo Bank NA TTEE FBO               %         -0-
                                      LGT Asset Management AC 5000201000
                                      Serp Prft Shr Pln ###-##-####
                                      P O Box 9800 MAC 9137-027
                                      Calabasas, CA 91372-0800
Latin American Growth Fund -- Class   MLPF& S for the Sole Benefit of Its        %         -0-
  A
                                      Customers, Security #977S6
                                      Attn: Fund Administration
                                      4800 Deer Lake Drive East, 2nd Floor
                                      Jacksonville, FL 32246-6484

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned are also owned beneficially.

                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return is as follows:
                                       n
                                 P(1+T) = ERV

Where  P    =    a hypothetical initial payment of $1,000.
       T    =    average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 5, or 10 year periods).
       n    =    number of years.
       ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                 portion of such period).

  The standard total returns of Developing Markets Fund's Predecessor Fund (recomputed for Class A shares to reflect the deduction of the maximum sales charge of 4.75% for Class A shares), stated as average annualized total returns for the periods shown, were:

                                                               DEVELOPING
                                                              MARKETS FUND
                           PERIOD                              (CLASS A)
                           ------                             ------------
Fiscal year ended Oct. 31, 1998.............................          %
Jan. 11, 1994 (commencement of operations) through Oct. 31,
  1998......................................................          %

  Advisor Class shares of Developing Markets Fund have not been in operation for a full year since the Fund's conversion from a closed-end to an open-end fund.

  [The standard total returns for the Advisor Class shares of Emerging Markets Fund, stated as average annualized total returns for the periods shown, were:

                                                                 EMERGING MARKETS
                           PERIOD                              FUND (ADVISOR CLASS)
                           ------                              --------------------
Fiscal year ended Oct. 31, 1998.............................                %
June 1, 1995 (commencement of operations) through Oct. 31,
  1998......................................................                %
Oct. 31, 1992 through Oct. 31, 1998.........................              n/a]

  The standard total returns for the Advisor Class shares of Latin American Fund, stated as average annualized total returns for the periods shown, were:

                                                                  LATIN AMERICAN
                           PERIOD                              FUND (ADVISOR CLASS)
                           ------                              --------------------
Fiscal year ended Oct. 31, 1998.............................                %
Oct. 31, 1992 through Oct. 31, 1998.........................              n/a
June 1, 1995 (commencement of operations) through Oct. 31,
  1998......................................................                %
Aug. 13, 1991 (commencement of operations) through Oct. 31,
  1998......................................................              n/a

  Cumulative total return across a stated period may be calculated as follows:

                                       n
                                 P(1+V) = ERV

Where  P    =    a hypothetical initial payment of $1,000.
       V    =    cumulative total return assuming payment of all of, a stated
                 portion of, or none the applicable maximum sales load at the beginning of the stated period.
       n    =    number of years.
       ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The cumulative total return of Developing Markets Fund's Predecessor Fund (not recomputed to take sales charges into account) for the period January 11, 1994
(commencement of operations) through October 31, 1998 was      %.

  [The cumulative total return (not taking sales charges into account) for the Advisor Class shares of Emerging Markets Fund, stated as aggregate total returns for the periods shown, were:

                                                                 EMERGING MARKETS
                           PERIOD                              FUND (ADVISOR CLASS)
                           ------                              --------------------
April 1, 1993 (commencement of operations) through Oct 31,
  1998......................................................              n/a
May 18, 1992 (commencement of operations) through Oct. 31,
  1998......................................................              n/a
June 1, 1995 (commencement of operations) through Oct. 31,
  1998......................................................               %]

  The cumulative total return (not taking sales charges into account) for the Advisor Class shares of Latin American Fund, stated as aggregate total returns for the periods shown, were:

                                                                  LATIN AMERICAN
                           PERIOD                              FUND (ADVISOR CLASS)
                           ------                              --------------------
June 1, 1995 (commencement of operations) through Oct. 31,
  1998......................................................                %
Aug. 13, 1991 (commencement of operations) through Oct. 31,
  1998......................................................              n/a

OTHER INFORMATION REGARDING STANDARD TOTAL AND CUMULATIVE TOTAL RETURNS FOR DEVELOPING MARKETS FUND

  The standard total and cumulative total return data of Developing Markets Fund are based on the performance of the Predecessor Fund as a closed-end investment company. The standard total return data, however, have been recomputed to reflect the deduction of the current maximum sales charge of 4.75% for Class A shares, which went into effect on November 1, 1997. Future performance of Developing Markets Fund will be effected by expenses that it will incur as a series of an open-end investment company.

PERFORMANCE INFORMATION

  Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

     Advertising Age
     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Institutional Investor
     Insurance Forum
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC
     Kiplinger Letter
     Money
     Mutual Fund Forecaster
     Mutual Fund Magazine
     Nation's Business
     New York Times
     Pension World
     Pensions & Investments
     Personal Investor
     Financial Services Week
     Philadelphia Inquirer
     Smart Money
     USA Today
     U.S. News & World Report
     Wall Street Journal
     Washington Post
     CNN
     CNBC
     PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

     Bank Rate National Monitor Index
     Bear Stearns Foreign Bond Index
     Bond Buyer Index
     CDA/Wiesenberger Investment Company Services
       (data and mutual fund rankings and
       comparisons)
     CNBC/Financial News Composite Index
     COFI
     Consumer Price Index
     Datastream
     Donoghue's
     Dow Jones Industrial Average
     EAFE Index
     First Boston High Yield Index
     Fitch (publications)
     Ibbotson Associates International Bond Index
     International Bank for Reconstruction and
       Development (publications)
     International Finance Corporation Emerging
       Markets Database
     International Financial Statistics
     Lehman Bond Indices
     Lipper Analytical Data Services, Inc. (data and
       mutual fund rankings and comparisons)
     Micropal, Inc. (data and mutual fund rankings
       and comparisons)
     Moody's Investors Service (publications)
     Morgan Stanley Capital International All Country
       (AC) World Index
     Morgan Stanley Capital International World
       Indices
     Morningstar, Inc. (data and mutual fund rankings
       and comparisons)
     NASDAQ
     Organization for Economic Cooperation and
       Development (publications)
     Salomon Brothers Global Telecommunications
       Index
     Salomon Brothers World Government Bond
       Index-Non-U.S.
     Salomon Brothers World Government Bond
       Index
     Standard & Poor's (publications)
     Standard & Poor's 500 Composite Stock Price
       Index
     Stangar
     Wilshire Associates
     World Bank (publications and reports)
     The World Bank Publication of Trends in
       Developing Countries
     Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

          10-year Treasuries
          30-year Treasuries
          30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.
C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                               ABSENCE OF RATING

  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

          1. An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                              FINANCIAL STATEMENTS

                                       FS

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                     CLASS A, CLASS B AND CLASS C SHARES OF

                         AIM EMERGING MARKETS DEBT FUND
                       AIM GLOBAL GOVERNMENT INCOME FUND
                        AIM GLOBAL GROWTH & INCOME FUND
                           AIM STRATEGIC INCOME FUND

                             (SERIES PORTFOLIOS OF
                             AIM INVESTMENT FUNDS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                    P.O. BOX 4739, HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246

                             ---------------------

            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 1999
   RELATING TO AIM EMERGING MARKETS DEBT FUND PROSPECTUS DATED MARCH 1, 1999, RELATING TO AIM GLOBAL GOVERNMENT INCOME FUND PROSPECTUS DATED MARCH 1, 1999,
   RELATING TO AIM GLOBAL GROWTH & INCOME FUND PROSPECTUS DATED MARCH 1, 1999
    AND RELATING TO AIM STRATEGIC INCOME FUND PROSPECTUS DATED MARCH 1, 1999

                               TABLE OF CONTENTS

                                                              PAGE NO.
                                                              --------
INTRODUCTION................................................      4
GENERAL INFORMATION ABOUT THE FUNDS.........................      4
  The Trust and Its Shares..................................      4
INVESTMENT STRATEGIES AND RISKS.............................      6
  Investment Objectives.....................................      6
  Selection of Investments and Asset Allocation.............      8
  Investment In Emerging Markets............................     10
  Sovereign Debt............................................     11
  Brady Bonds...............................................     12
  Loan Participants and Assignments.........................     12
  Mortgage-Backed and Asset-Backed Securities...............     13
  When-Issued and Forward Commitment Securities.............     13
  Temporary Defensive Strategies............................     14
  Investments in Other Investment Companies.................     14
  Depositary Receipts.......................................     14
  Samurai and Yankee Bonds..................................     15
  Warrants or Rights........................................     15
  Lending of Portfolio Securities...........................     15
  Commercial Bank Obligations...............................     15
  Repurchase Agreements.....................................     16
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................     16
  Zero Coupon Securities....................................     17
  Synthetic Security Positions..............................     17
  Swaps, Caps, Floors, and Collars..........................     18
  Indexed Commercial Paper..................................     18
  Other Indexed Securities..................................     18
  Short Sales...............................................     19
OPTIONS, FUTURES AND CURRENCY STRATEGIES....................     20
  Options, Futures, and Forward Currency Transactions.......     20
  Special Risks of Options, Futures and Currency
     Strategies.............................................     20
  Writing Call Options......................................     21
  Writing Put Options.......................................     22
  Purchasing Put Options....................................     23
  Purchasing Call Options...................................     23
  Index Options.............................................     24
  Interest Rate, Currency and Stock Index Futures
     Contracts..............................................     25
  Options on Futures Contracts..............................     27
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................     27
  Forward Contracts.........................................     28
  Foreign Currency Strategies -- Special Considerations.....     28
  Cover.....................................................     29
  Interest Rate and Currency Swaps..........................     29
RISK FACTORS................................................     30
  Non-Diversified Classification............................     30

                                                              PAGE NO.
                                                              --------
  Illiquid Securities.......................................     30
  Foreign Securities........................................     31
  Mortgage-Backed and Asset-Backed Securities...............     35
  Lower Quality Debt Securities.............................     35
INVESTMENT LIMITATIONS......................................     36
  Government Income Fund....................................     36
  Strategic Income Fund.....................................     37
  Emerging Markets Debt Fund and the Portfolio..............     38
  Growth & Income Fund......................................     40
EXECUTION OF PORTFOLIO TRANSACTIONS.........................     41
  Portfolio Trading and Turnover............................     42
MANAGEMENT..................................................     43
  Trustees and Executive Officers...........................     43
  Investment Management and Administration Services.........     45
  Expenses of the Funds and the Portfolio...................     47
THE DISTRIBUTION PLANS......................................     48
  The Class A Plan..........................................     48
  The Class B Plan..........................................     48
  Both Plans................................................     48
THE DISTRIBUTOR.............................................     51
  Expenses of the Funds.....................................     52
NET ASSET VALUE DETERMINATION...............................     53
HOW TO PURCHASE AND REDEEM SHARES...........................     59
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................     61
  Taxation of the Funds.....................................     61
  Taxation of the Portfolio -- General......................     61
  Taxation of Certain Investment Activities.................     61
  Taxation of the Funds' Shareholders.......................     63
SHAREHOLDER INFORMATION.....................................     64
MISCELLANEOUS INFORMATION...................................     66
  Charges for Certain Account Information...................     66
  Custodian and Transfer Agent..............................     66
  Independent Accountants...................................     66
  Shareholder Liability.....................................     67
  Legal Matters.............................................     67
  Names.....................................................     67
  Control Persons and Principal Holders of Securities.......     67
INVESTMENT RESULTS..........................................     68
  Total Return Quotations...................................     68
  Non-Standardized Returns..................................     69
  Yield Quotations..........................................     71
  Performance Information...................................     72
APPENDIX....................................................     74
  Description of Bond Ratings...............................     74
  Description of Commercial Paper Ratings...................     75
  Absence of Rating.........................................     75
FINANCIAL STATEMENTS........................................     FS

                                  INTRODUCTION

  This Statement of Additional Information relates to the Class A, Class B and Class C shares of AIM Global Government Income Fund ("Government Income Fund"), AIM Strategic Income Fund ("Strategic Income Fund"), AIM Emerging Markets Debt Fund (formerly known as AIM Global High Income Fund) ("Emerging Markets Debt Fund"), and AIM Global Growth & Income Fund ("Growth & Income Fund") (each, a "Fund," and collectively, the "Funds"). Each Fund is a non-diversified series of AIM Investment Funds (the "Trust"), a registered open-end management investment company organized as a Delaware business trust.

  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for Government Income Fund, Strategic Income Fund, Growth & Income Fund, Emerging Markets Debt Fund and Emerging Markets Debt Portfolio (formerly known as the Global High Income Portfolio) (the "Portfolio"). INVESCO (NY), Inc. serves as the investment sub-advisor and sub-administrator for Strategic Income Fund. INVESCO Asset Management Limited serves as the investment sub-advisor and sub-administrator for Government Income Fund, Growth & Income Fund, Emerging Markets Debt Fund and Emerging Markets Debt Portfolio. INVESCO (NY), Inc. and INVESCO Asset Management Limited will be referred to individually as the "Sub-Advisor" or collectively as the "Sub-Advisors" in this Statement of Additional Information.

  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Government Income Fund is included in a Prospectus dated March 1, 1999, for Strategic Income Fund is included in a separate Prospectus dated March 1, 1999, for Emerging Markets Debt Fund is included in a separate Prospectus dated March 1, 1999, and for Growth & Income Fund is included in a separate Prospectus dated March 1, 1999. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus, and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES

  The Trust previously operated under the name G.T. Investment Funds, Inc., which was organized as a Maryland corporation on October 29, 1987. The Trust was reorganized on September 8, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: AIM Developing Markets Fund, AIM Emerging Markets Debt Fund, [AIM Emerging Markets Fund,] AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth and Income Fund, AIM Global Health Care Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications Fund, AIM Latin American Growth Fund, and AIM Strategic Income Fund. [Each] of these funds has four separate classes: Class A, Class B, Class C and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998, is that of the series of G.T. Investment Funds, Inc. (renamed AIM Investment Funds, Inc.).

  This Statement of Additional Information relates solely to the Class A, Class B and Class C shares of the Funds.

  The term "majority of the outstanding shares" of the Trust, of a particular Fund or of a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.

  Class A, Class B, Class C and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

  From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Funds will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Funds only, such as approval of its investment management arrangements. In addition, shares of particular classes of the Funds may vote on matters affecting only those Classes. The shares of the Funds and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the Investment Company Act of 1940, as amended ("1940 Act"). Shares of the Funds and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Funds. Each share of a Fund represents an interest in that Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in that Fund with other shares of that Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to that Fund as may be declared by the Board of Trustees. Each share of a Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of a Fund, when issued, are fully paid and nonassessable.

  ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a Delaware business trust. Under Delaware law, the Emerging Markets Debt Fund and other entities that invest in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the Agreement and Declaration of Trust of the Portfolio disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus, the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

  Whenever the Emerging Markets Debt Fund is requested to vote on any proposal of the Portfolio, the Emerging Markets Debt Fund will hold a meeting of Emerging Markets Debt Fund shareholders and will cast its vote as instructed by Emerging Markets Debt Fund shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.

                        INVESTMENT STRATEGIES AND RISKS

  The following discussion of investment policies supplements the discussion of the investment objectives and policies set forth in the applicable Prospectus under the heading "Investment Objective and Strategies" and "Principal Risks Investing in the Fund."

INVESTMENT OBJECTIVES

  The Funds' investment objectives may not be changed without the approval of a majority of the Funds' outstanding voting securities. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

  The Government Income Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of principal. The Strategic Income Fund and the Emerging Markets Debt Fund primarily seek high current income and secondarily seek capital appreciation. The Emerging Markets Debt Fund seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a non-diversified open-end management investment company with investment objectives identical to those of the Fund. Whenever the phrase "all of the Emerging Markets Debt Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by the Emerging Markets Debt Fund will be its interest in the Portfolio. The Emerging Markets Debt Fund may withdraw its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Emerging Markets Debt Fund's assets would be invested in accordance with the investment policies of the Portfolio described below and in the Prospectus. The investment objective of the Growth & Income Fund is long-term capital appreciation together with current income.

  In addition to the primary investment policies set forth in such Fund's Prospectus, the Strategic Income Fund, the Government Income Fund, the Portfolio, and the Growth & Income Fund may engage in other types of investments, as described below.

INVESTMENT STRATEGIES

Strategic Income Fund

  Strategic Income Fund's investments in debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets. The Strategic Income Fund selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; and commercial banks and other corporate entities. Debt securities in which the Fund may invest include bonds, notes, debentures, and other similar instruments including mortgage-backed and asset-backed securities of foreign issuers as well as domestic issuers. Under normal market conditions, Strategic Income Fund will invest at least 35% of its total assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are either rated at least investment grade by Moody's or S&P or, if not rated, are determined by the Sub-advisor to be of comparable quality. Up to 65% of Strategic Income Fund's total assets may be invested in debt securities that, at the time of purchase are either rated below investment grade by Moody's or S&P, or, if not rated, are determined by the Sub-advisor to be of comparable quality. Such securities involve a high degree of risk and are predominantly speculative. They are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Strategic Income Fund may also invest in securities that are in default as to payment of principal and/or interest. Strategic Income Fund may invest up to 35% of its total assets in equity securities (including convertible securities). The Sub-advisor anticipates investing in equity securities when market conditions appear to present opportunities favorable for capital appreciation due to such factors as improved corporate earnings or favorable interest rates.

  Strategic Income Fund's investments in emerging market securities may consist substantially of Brady Bonds and other sovereign debt securities issued by emerging market governments that are traded in the markets of developed countries or groups of developed countries. The Sub-advisor may invest in debt securities of emerging market issuers that it determines to be suitable investments for Strategic Income Fund without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade. Strategic Income Fund also may invest in below-investment grade debt securities of corporate issuers in the United States and in developed foreign countries, subject to the overall 65% limitation.

Government Income Fund

  At least 65% of the Fund's total assets normally are invested in debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities including mortgage-backed securities issued by agencies or instrumentalities of the U.S. Government or by foreign governments. For purposes of this policy, the Fund considers debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank, to be "government securities."

  The Fund invests primarily in high quality government debt securities. "High quality" debt securities are those rated in the top two ratings categories of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated, determined to be of comparable quality by the Sub-advisor. A description of Moody's and S&P ratings is included in the Appendix to this Prospectus.

  Government Income Fund currently contemplates that it will invest principally in obligations of the United States, Canada, Japan, the Western European nations, New Zealand and Australia, as well as in multinational currency units. Under normal market conditions, Government Income Fund invests in issues of not less than three different countries; investments in the securities of any one country, other than the United States, normally represent no more than 40% of Government Income Fund's total assets. Government Income Fund will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by the Sub-advisor to be fully exchangeable into U.S. dollars (or a multinational currency unit) without legal restriction.

  Government Income Fund may also invest up to 35% of its total assets in: (1) foreign government securities that are not high quality but are rated at least "investment grade," (i.e., rated within the four highest ratings categories of Moody's or S&P or, if not rated, determined by the Sub-advisor to be of comparable quality); (2) corporate debt obligations of U.S. or foreign issuers rated at least investment grade by Moody's or S&P, including debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities; (3) privately issued mortgage-backed and asset-backed securities that are rated at least investment grade by Moody's or S&P, or if unrated, determined by the Sub-advisor to be of comparable quality; and (4) common stocks, preferred stocks and warrants to acquire such securities, provided that Government Income Fund will not invest more than 20% of its total assets in such securities.

Emerging Markets Debt Fund

  The Portfolio intends to invest in the following types of debt securities: bonds, notes and debentures of emerging market governments; securities issued or guaranteed by such governments' agencies or instrumentalities; securities issued or guaranteed by the central banks of emerging market countries; and securities issued by other banks and companies in such countries and securities denominated in or indexed to the currencies of emerging markets. Under current market conditions, the Portfolio expects its investments in emerging market securities to consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities.

  The Portfolio may invest up to 35% of its total assets in (1) equity securities of issuers in emerging markets included in the list below under the caption "Investing in Emerging Markets"; (2) equity and debt securities of issuers in developed countries, including the United States; (3) securities of issuers in emerging markets not included in the emerging markets list, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and (4) cash and money market instruments. In evaluating investments in securities of issuers in developed markets, the Sub-advisor will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer's financial condition.

  Under normal circumstances, substantially all of the Portfolio's assets will be invested in debt securities of both governmental and corporate issuers in emerging markets. Emerging markets debt securities generally are considered to have a credit quality below investment grade, as defined above. Lower quality securities involve a high degree of risk and are predominantly speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors." Many emerging market debt securities are not rated by U.S. ratings agencies such as Moody's and S&P. The Portfolio's ability to achieve its investment objectives is thus more dependent on the Sub-advisor's credit analysis. The Portfolio may invest in securities that are in default as to payment of principal and/or interest.

  As previously described, investors should be aware that the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.

  The Fund may redeem its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so.

  A change in the Portfolio's investment objectives, policies or limitations that is not approved by the Board or the shareholders of Emerging Markets Debt Fund could require Emerging Markets Debt Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Emerging Markets Debt Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of Emerging Markets Debt Fund in another pooled investment entity having substantially the same investment objectives as Emerging Markets Debt Fund or the retention by Emerging Markets Debt Fund of its own investment advisor to manage its assets in accordance with its investment objectives, policies and limitations discussed herein.

  In addition to selling an interest therein to Emerging Markets Debt Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as Emerging Markets Debt Fund and may charge different sales commissions. Therefore, investors in Emerging Markets Debt Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Statement of Additional Information, Emerging Markets Debt Fund is the only institutional investor in the Portfolio.

  Investors in the Fund should be aware that Emerging Markets Debt Fund's investment in the Portfolio may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than Emerging Markets Debt Fund could have effective voting control over the operation of the Portfolio.

Growth & Income Fund

  The Fund seeks its objective by investing in a global portfolio of both equity and debt securities, allocated among diverse international markets. There is no assurance that the Fund will achieve its investment objective.

  At least 65% of the Fund's total assets normally will be invested in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if: (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; and (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated, are deemed to be of equivalent quality in the judgment of the Sub-advisor.

  Up to 35% of Growth & Income Fund's assets may be invested in other equity securities and investment grade government and corporate debt obligations which the Sub-advisor believes will assist Growth & Income Fund in achieving its objective. "Investment grade" debt securities are those rated within one of the four highest ratings categories of Moody's or S&P, or, if not rated, deemed to be of equivalent quality in the judgment of the Sub-advisor.

  Equity securities that Growth & Income Fund may purchase include common stocks, preferred stocks, and warrants to acquire stocks and other equity securities. Government bonds that Growth & Income Fund may purchase include debt obligations issued or guaranteed by the United States or foreign governments (including foreign states, provinces, or municipalities) or their agencies, authorities or instrumentalities and debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Growth & Income Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities. Growth & Income Fund may purchase securities that are issued by the government or a corporation or financial institution of one nation but denominated in the currency of another nation (or a multinational currency unit).

SELECTION OF DEBT INVESTMENTS

  In determining the appropriate distribution of investments among various countries and geographic regions for Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio, the Sub-advisor ordinarily considers the following factors: prospects for relative economic growth among the different countries in which Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

  In evaluating debt securities considered for Strategic Income Fund, the Sub-advisor analyzes their yield, maturity, issue classification and quality characteristics, coupled with expectations regarding local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. There are no limitations on the maximum or minimum maturities of the debt securities considered by Growth & Income Fund and Strategic Income Fund or on the average weighted maturity of the debt portion of Growth & Income Fund and Strategic Income Fund's portfolio. Should the rating of a debt security be revised while such security is owned by Growth & Income Fund and Strategic Income Fund, the Sub-advisor will evaluate what action, if any, is appropriate with respect to such security.

  Government Income Fund, Strategic Income Fund and the Portfolio may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development;
(c) finance company obligations, corporate commercial paper and other short-term commercial obligations: (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that Government Income Fund, Strategic Income Fund and the Portfolio may not invest more than 25% of their respective total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics. Money market instruments in which the Growth & Income Fund may invest include U.S. government securities, high-grade commercial paper, bank certificates of deposit, bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or P-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, determined by the Sub-advisor to be of comparable quality.

SELECTION OF EQUITY INVESTMENTS

  With respect to Growth & Income Fund [and Strategic Income Fund], for investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or (b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION

  The Sub-advisor allocates the assets of Government Income Fund, Strategic Income Fund, and the Portfolio in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation. In so doing, the Sub-advisor intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. The Fund invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as Euros. The Fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. The Fund may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit). Fundamental economic strength, credit quality and currency and interest rate trends are the principal determinants of the emphasis given to various country, geographic and industry sectors within Government Income Fund, Strategic Income Fund, and the Portfolio. Securities held by Government Income Fund, Strategic Income Fund, and the Portfolio may be invested in without limitation as to maturity.

  The Sub-advisor selects securities of particular issuers on the basis of the views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.

  The Sub-advisor generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Sub-advisor may seek to protect Government Income Fund, Strategic Income Fund, and the Portfolio against such negative currency movements through the use of sophisticated investment techniques.

  According to the Sub-advisor, as of the date of this Prospectus, more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, the Sub-advisor believes that the Government Income Fund's, the Strategic Income Fund's, and the Portfolio's policy of investing in debt securities throughout the World may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Funds and the Portfolio that invest solely in debt securities of U.S. Issuers.

  In addition to the factors listed in the Prospectus, the Sub-advisor's views on what securities constitute the best values are also a function of expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.

Growth & Income Fund

  The relative proportions of equity and debt securities held by Growth & Income Fund at any one time will vary, depending upon the Sub-advisor's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable Growth & Income Fund to respond to general economic changes and market conditions around the world, Growth & Income Fund is authorized to invest up to 100% of its total assets in either equity securities or debt securities.

  In selecting equity securities for investment, the Sub-advisor attempts to identify and acquire only securities it deems to represent high or improving investment quality. Securities representing high investment quality generally will include those of well-known, established and successful issuers that the Sub-advisor believes will continue to be successful in the future. Securities representing improving investment quality may include those of an issuer that has improved its sales or earnings or of an issuer the balance sheet and financial condition of which is improving. The Sub-advisor seeks to avoid investing in equity securities that appear overly speculative or risky, even if they have attractive features or investment potential.

  The Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, Western Europe, New Zealand and Australia. The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in issuers of not less than three different countries and issuers of any one country, other than the United States, will represent no more than 40% of the Fund's total assets.

INVESTMENT IN EMERGING MARKETS

  The Portfolio seeks its objectives by investing, under normal circumstances, at least 65% of its total assets in debt securities of issuers in emerging markets. Strategic Income Fund may invest up to [65%] of its assets in debt securities of issuers in emerging markets. Strategic Income Fund and the Portfolio do not consider the following countries to be emerging markets:
Australia, Austria, Belgium, Canada, Denmark, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom, and United States.

  Emerging markets debt securities generally are considered to have a credit quality below investment grade. Lower quality securities involve a high degree of risk and are predominantly speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Many emerging market debt securities are not rated by U.S. ratings agencies such as Moody's and S&P. Strategic Income Fund and the Portfolio's ability to achieve their respective investment objectives are thus more dependent on the Sub-advisor's credit analysis. Strategic Income Fund and the Portfolio may invest in securities that are in default as to payment of principal and/or interest.

  Strategic Income Fund and the Portfolio consider "emerging markets" to consist of all countries determined by the Sub-advisor to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Strategic Income Fund and the Portfolio each will consider investment in the following emerging markets:

     Algeria
     Argentina
     Bolivia
     Botswana
     Brazil
     Bulgaria
     Chile
     China
     Columbia
     Costa Rica
     Cyprus
     Czech Republic
     Dominican Republic
     Ecuador
     Egypt
     El Salvador
     Finland
     Ghana
     Greece
     Hong Kong
     Hungary
     India
     Indonesia
     Israel
     Ivory Coast
     Jamaica
     Jordan
     Kazakhstan
     Kenya
     Lebanon
     Malaysia
     Mauritius
     Mexico
     Morocco
     Nicaragua
     Nigeria
     Oman
     Pakistan
     Panama
     Paraguay
     Peru
     Philippines
     Poland
     Portugal
     Republic of Slovakia
     Russia
     Singapore
     Slovenia
     South Africa
     South Korea
     Sri Lanka
     Swaziland
     Taiwan
     Thailand
     Turkey
     Ukraine
     Uruguay
     Venezuela
     Zambia
     Zimbabwe

  Neither Strategic Income Fund nor the Portfolio will be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements, overly burdensome repatriation requirements and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

  As used in the Prospectuses and the Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iii) organized under the laws of, or with a principal office in, an emerging market.

  When determining what countries constitute emerging markets, the Sub-advisor will consider data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.

SOVEREIGN DEBT

  Government Income Fund, Strategic Income Fund, and the Portfolio may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

  A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

  The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Sub-advisor intends to manage the Funds in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

  In recent years, some of the emerging market countries in which the Funds expect to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors in commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

  The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

  Investors should also be aware that certain sovereign debt instruments in which a Fund may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Funds may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors.

BRADY BONDS

  Government Income Fund, Strategic Income Fund, and the Portfolio may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam and are expected to be issued by other emerging market countries. As of the date of this Statement of Additional Information, Government Income Fund, Strategic Income Fund, and the Portfolio are not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

  Government Income Fund, Strategic Income Fund, and the Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate per bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

LOAN PARTICIPATIONS AND ASSIGNMENTS

  Strategic Income Fund and the Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Funds' investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignment of portions of Loans from third parties ("Assignments"). Participations typically will result in Strategic Income Fund and the Portfolio having a contractual relationship only with the Lender, not with the borrower government. Strategic Income Fund and the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, Strategic Income Fund and the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights or set off against the borrowers, and Strategic Income Fund and the Portfolio may not directly benefit from any collateral supporting the Loan in which they have purchased any Participations. As a result, Strategic Income Fund and the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation.

  In the event of the insolvency of the Lender selling a Participation, Strategic Income Fund and the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set off between the Lender and the borrower. Strategic Income Fund and the Portfolio will acquire Participations only if the Lender interpositioned between the Funds and the borrower is determined by the Sub-advisor to be creditworthy. When a Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by Strategic Income Fund and the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

  The liquidity of Assignments and Participations is limited and, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Funds' ability to dispose of particular Assignments or Participations when necessary to meet the Funds' respective liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Funds to assign a value to those securities for purposes of valuing the Funds' respective portfolios and calculating each portfolio's net asset value.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

  Government Income Fund and Strategic Income Fund may invest in mortgage-backed and asset-backed securities of U.S. and foreign issuers, including privately issued mortgage-backed and asset-backed securities. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. Investors typically receive payments out of the interest on and principal of the underlying mortgages. Asset-backed securities are similar to mortgage-backed securities, except that the underlying assets are other financial assets or financial receivables, such as motor vehicle installment sales contracts, home equity loans, leases of various types of real and personal property, and receivables from credit cards. Any mortgage-backed and asset-backed securities purchased by the Fund will be subject to the same rating requirements that apply to its other investments.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

  Government Income Fund, Strategic Income Fund, and the Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but Government Income Fund, Strategic Income Fund, and the Portfolio will purchase or sell when issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If Government Income Fund, Strategic Income Fund, and the Portfolio dispose of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time Government Income Fund, Strategic Income Fund, and the Portfolio enter into a transaction on a when-issued or forward commitment basis, the Funds will each segregate cash or liquid securities equal to the value of the when issued or forward commitment securities with its custodian and will each mark to market daily such assets. There is a risk that the securities may not be delivered and that Government Income Fund, Strategic Income Fund, and the Portfolio may incur a loss.

  Government Income Fund may invest up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment arrangements.

  Strategic Income Fund and the Portfolio may also sell securities on a "when, as and if issued" basis for hedging purposes. Under such a transaction, Strategic Income Fund and the Portfolio are each required to deliver at a future date a security it does not presently hold, but which it has a right to receive if the security is issued. Issuance of the security may not occur, in which case Strategic Income Fund and the Portfolio would have no obligation to the other party, and would not receive payment for the sale. Selling securities on a "when, as and if issued" basis may reduce risk of loss to the extent that such a sale wholly or partially offsets unfavorable price movements on the investments being hedged. However, such sales also limit the amount Strategic Income Fund and the Portfolio can receive if the "when, as and if issued" security is in fact issued.

TEMPORARY DEFENSIVE STRATEGIES

  The Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, and for the Growth & Income Fund, the Strategic Income Fund, and Government Income Fund also includes foreign currencies or multinational currency units such as euros) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of each Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent a Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

  With respect to certain countries, investments by Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by the Sub-advisor or its affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio anticipate investing directly in these markets. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio may also invest in the securities of closed-end investment companies within the limits of the 1940 Act. These limitations currently provide that, in part, a Fund or the Portfolio may purchase shares of another investment company unless (a) such a purchase would cause Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio to own in the aggregate more than 3% of the total outstanding voting securities of the investment company or (b) such a purchase would cause Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio to have more than 5% of its total assets invested in the investment company or more than 10% of its aggregate assets invested in an aggregate of all such investment companies. The foregoing limitations do not apply to the investment by Emerging Markets Debt Fund in the Portfolio. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio do not intend to invest in such investment companies unless, in the judgment of the Sub-advisor, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-advisor waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

DEPOSITARY RECEIPTS

  Growth & Income Fund may hold equity securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

SAMURAI AND YANKEE BONDS

  Government Income Fund, Strategic Income Fund and the Portfolio may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). It is the policy of the Government Income Fund, the Strategic Income Fund and the Portfolio to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

WARRANTS OR RIGHTS

  Warrants or rights may be acquired by Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio in connection with other securities or separately and provide a Fund or the Portfolio with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES

  For the purpose of realizing additional income, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board, "marked to market" on a daily basis. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the

Portfolio each will have a right to call each loan and obtain the securities within the stated settlement period. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio will not have the right to vote equity securities while they are lent, but each may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Sub-advisor to be of good standing and will not be made unless, in the judgment of the Sub-advisor, the consideration to be earned from such loans would justify the risk. The risks in lending portfolio securities, as with other extension of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.

COMMERCIAL BANK OBLIGATIONS

  For the purposes of Strategic Income Fund's, Growth & Income Fund's and the Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject Strategic Income Fund, Growth & Income Fund and the Portfolio to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although Strategic Income Fund, Growth & Income Fund and the Portfolio typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of Strategic Income Fund, Growth & Income Fund or the Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

  A repurchase agreement is a transaction in which Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio buys a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to Government Income Fund, Strategic Income Fund, Growth & Income Fund or Portfolio if the other party to the repurchase agreement becomes bankrupt, Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio intend to enter into repurchase agreements only with banks and broker/dealers believed by the Sub-advisor to present minimal credit risks in accordance with guidelines approved by the Trust's or the Portfolio's Board of Trustees. The Sub-advisor reviews and monitors the creditworthiness of such institutions under the Board's general supervision.

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on Government Income Fund, Strategic Income Fund, Growth & Income Fund's or the Portfolio's ability to sell the collateral and Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio intend to comply with provisions under such Code that would allow the immediate resale of such collateral. Government Income Fund and Growth & Income Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of each Fund's total assets would be invested in such repurchase agreements and other illiquid investments and securities for which no readily available market exists. There is no limitation on the amount of the Growth & Income Fund's assets that may be subject to repurchase agreements at any time.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

  Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's and the Portfolio's borrowings will not exceed 33 1/3% of the Fund's or the Portfolio's respective total assets, i.e., Government Income Fund, Strategic Income Fund, Growth & Income Fund's or the Portfolio's respective total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's or the Portfolio's holdings or other factors cause the ratio of Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's or the Portfolio's total assets to outstanding borrowings to fall below

300%, within three days (excluding Sundays and holidays) of such event the respective Fund or the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio each may borrow up to 5% of its respective total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Fund or the Portfolio did not borrow. Government Income Fund and Growth & Income Fund will not purchase securities while borrowings in excess of 5% are outstanding.

  Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's and the Portfolio's fundamental investment limitations permit them to borrow money for leveraging purposes. Government Income Fund and Growth & Income Fund, however, currently are prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Trust's Board of Trustees. A Fund will borrow for investment purposes only when the Sub-advisor believes that such borrowings will benefit the Fund after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies. If the Strategic Income Fund or the Portfolio employs leverage, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Strategic Income Fund's or the Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's or the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's or the Portfolio's earnings or net asset value would decline faster than would otherwise be the case. Each Fund and the Portfolio expects that some of its borrowings may be made on a secured basis.

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio also may engage in "roll" borrowing transactions which involve Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's or the Portfolio's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio will segregate with a custodian, liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

  Reverse repurchase agreements involve the risk that the market value of the securities regained in lieu of sale by the Portfolio may decline below the price of the securities Government Income Fund, Strategic Income Fund, Growth & Income Fund, or the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

  The Growth & Income Fund, the Strategic Income Fund, and Government Income Fund, and the Portfolios also may enter into "dollar rolls," in which the Fund sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Growth & Income Fund, the Strategic Income Fund, and Government Income Fund, and the Portfolios would forego principal and interest paid on such securities. The Growth & Income Fund, the Strategic Income Fund, and Government Income Fund, and the Portfolios would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

  Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio's respective assets for purposes of calculating compliance with the Funds' respective borrowing limitations.

ZERO COUPON SECURITIES

  Government Income Fund, Strategic Income Fund, and the Portfolio may invest in certain zero coupon securities that are "stopped" U.S. Treasury notes and bonds. Government Income Fund, Strategic Income Fund and the Portfolio also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the Funds' incomes. Accordingly, for a Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Dividends, Distributions and Tax Matters" below), it may be required to distribute an amount that is greater than its share of the total amount of cash it actually receives. These distributions must be made from the Funds' cash assets or, if necessary, from the proceeds of sales of portfolio securities. Government Income Fund, Strategic Income Fund and the Portfolio will not be able to purchase additional income-producing securities with cash used to make such distributions, and their respective current incomes ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

SYNTHETIC SECURITY POSITIONS

  Government Income Fund, Strategic Income Fund, and the Portfolio may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities." For example, in order to establish a synthetic security position for the Funds that is comparable to owning a Japanese government bond, the Sub-advisor might purchase futures contracts on Japanese governmental bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date. The Sub-advisor might roll over the futures and forward currency contract positions before taking delivery in order to continue the Funds' investment position, or the Sub-advisor might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.

  The Sub-advisor would create synthetic security positions for the Funds when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while the Sub-advisor believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, the Funds will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Options, Futures and Currency Strategies," below.

SWAPS, CAPS, FLOORS, AND COLLARS

  Strategic Income Fund and the Portfolio may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. Strategic Income Fund and the Portfolio expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing their respective portfolios' duration (i.e., price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Strategic Income Fund and the Portfolio intend to use these transactions as hedges, and neither will sell interest rate caps or floors if it does not own securities or other instruments providing an income stream roughly equivalent to what the Funds may be obligated to pay.

  Interest rate swaps involve the exchange by either of the Funds with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount leased on changes in the values of the reference indices.

  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

INDEXED COMMERCIAL PAPER

  Strategic Income Fund and the Portfolio may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. Strategic Income Fund and the Portfolio will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Funds to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. Strategic Income Fund and the Portfolio will not purchase such commercial paper for speculation.

OTHER INDEXED SECURITIES

  Government Income Fund, Strategic Income Fund and the Portfolio may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. Government Income Fund, Strategic Income Fund and the Portfolio may invest in such securities to the extent consistent with their respective investment objectives.

SHORT SALES

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio may make short sales of securities, although they have no current intention of doing so. A short sale is a transaction in which a Fund or the Portfolio sells a security in anticipation that the market price of that security will decline. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio may make short sales as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and in order to maintain portfolio flexibility. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio only may make short sales "against the box." In this type of short sale, at the time of the sale, the Fund or the Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

  In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund or the Portfolio, because the Fund or the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio might make a short sale "against the box" in order to hedge against market risks when the Sub-advisor believes that the price of a security may decline, causing a decline in the value of a security owned by Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's or the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund or the Portfolio owns, either directly or indirectly, and, in the case where a Fund or the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but a Fund or the Portfolio will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

OPTIONS, FUTURES, AND FORWARD CURRENCY TRANSACTIONS

  Each Fund and the Portfolio may use forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency, or an index of securities). Each Fund and the Portfolio may enter into such instruments up to the full value of its portfolio assets.

  To attempt to hedge against adverse movements in exchange rates between currencies, a Fund or the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar, or may involve two foreign currencies. A Fund or a Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to a Fund's or a Portfolio's portfolio positions. Each Fund and the Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge a Fund's or Portfolio's portfolio against movements in exchange rates.

  In addition, Each Fund and the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in a Fund's or a Portfolio's portfolio. Each Fund and the Portfolio also may purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector. To attempt to increase return, Growth & Income Fund may write call options on securities. This strategy will be employed only when, in the opinion of the Sub-advisor, the size of the premium Growth & Income Fund receives for writing the option is adequate to compensate Growth & Income Fund against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. Growth & Income Fund also is authorized to write put options to attempt to enhance return, although it does not have the current intention of so doing.

  Further, each Fund and the Portfolio may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or a specific market sector decline that could adversely affect a Fund's or a Portfolio's portfolio. Each Fund and the Portfolio also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Similarly, a Fund or a Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  Although a Fund or the Portfolio is authorized to enter into options, futures and forward currency transactions, it might not enter into any such transactions. The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

          (1) Successful use of most of these instruments depends upon the Sub-advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-advisor is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio entered into a short hedge because the Sub-advisor projected a decline in the price of a security in the Fund's or the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio could suffer a loss. In either such case, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio would have been in a better position had it not hedged at all.

          (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time.

          (5) As described below, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If a Fund or the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability or the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund or the Portfolio sell a portfolio security at a disadvantageous time. The Fund's or the Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund or the Portfolio.

WRITING CALL OPTIONS

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-advisor are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio.

  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's or the Portfolio's investment objectives. When writing a call option, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund or the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund or the Portfolio has written expires, the Fund or the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund or the Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio do not consider a security or currency covered by a call option to be "pledged" as that term is used in Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's and the Portfolio's fundamental investment policies that limit the pledging or mortgaging of their assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund or the Portfolio will be obligated to sell the security or currency at less than its market value.

  The premium that Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund or the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund or the Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

  A Fund or the Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Fund or the Portfolio.

WRITING PUT OPTIONS

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at anytime until (American Style) or on (European Style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

  A Fund or the Portfolio generally would write put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for the Fund's or the Portfolio's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund or the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund or the Portfolio also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund or the Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

  A Fund or the Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Fund or the Portfolio as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund or the Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio also may purchase put options at a time when that Fund or the Portfolio does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund or the Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund or the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund or the Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. A Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

  Call options may be purchased by a Fund or the Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund or the Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to a Fund or the Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, a Fund or the Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of a Fund's or the Portfolio's current return. For example, where a Fund or the Portfolio has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund or the Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Fund or the Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's or the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund or the Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund or the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's or the Portfolio's total assets at the time of purchase.

  Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration of the option. A call option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration of the option. A Fund or the Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund or the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund or the Portfolio anticipates purchasing securities.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Funds and the Portfolio will not purchase an OTC option unless the Fund or the Portfolio believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund or the Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund or the Portfolio. The assets used as cover for OTC options written by a Fund or the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund or the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Fund's or the Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund and the Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although each Fund and the Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund or the Portfolio, there is no assurance that the Fund or the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the extent of insolvency of the contra party, the Fund or the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund or the Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund or the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund or the Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund or the Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's or the Portfolio's exercise of the put, to deliver to the Fund or the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund or the Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund or the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund or the Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund or the Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund or the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Fund or the Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund or the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Fund or the Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund or the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

  Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio may enter into interest rate or currency futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund or the Portfolio. Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's or the Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in currency exchange rates, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in currency exchange rates. Growth & Income Fund may also enter into stock index Futures Contracts as a hedge against changes in stock prices and Government Income Fund, Strategic Income Fund and the Portfolio may enter into Futures Contracts on indices of debt securities.

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's or the Portfolio's exposure to interest rate and currency exchange rate fluctuations, a Fund or the Portfolio may be able to hedge exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (debt security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio realizes a gain; if it is more, the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio realizes a gain; if it is less, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Fund or the Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund or the Portfolio is not able to enter into an offsetting transaction, the Fund or the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio.

  Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's and the Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund or the Portfolio owns, or Futures Contracts will be purchased to protect the Fund or the Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio in order to initiate futures trading and to maintain the Fund's or the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure a Fund's or the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund or the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Fund's or the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Fund or the Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund or the Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund or the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If a Fund or the Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Fund or the Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

  To the extent that a Fund or the Portfolio enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of a Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's or the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Fund's or the Portfolio's assets at risk to 5%.

FORWARD CONTRACTS

  A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Fund or the Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

  A Fund or the Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund or the Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund or the Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Funds or the Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Trust's or the Portfolio's Board of Trustees, as applicable.

  The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investment of the Fund or the Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund or the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund or the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund or the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund or the Portfolio to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring the Fund or the Portfolio to sell a currency, the Fund or the Portfolio either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund or the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund or the Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund or the Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to a Fund or the Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund or the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

  A Fund or the Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's or the Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund or the Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

  A Fund or the Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund or the Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-advisor believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

  The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund or the Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund or the Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund or the Portfolio) expose the Fund or the Portfolio to an obligation to another party. A Fund or the Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund and the Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's or the Portfolio's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's or the Portfolio's ability to meet redemption requests or other current obligations.

INTEREST RATE AND CURRENCY SWAPS

  The Strategic Income Fund and the Portfolio usually will enter into interest rate swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Strategic Income Fund or the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of each of the Strategic Income Fund's and the Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by a custodian that satisfies the requirements of the 1940 Act. The Strategic Income Fund and the Portfolio will also establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by that Fund or the Portfolio. The Sub-advisor, the Strategic Income Fund and the Portfolio believe that swaps, caps and floors do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's and the Portfolio's borrowing restrictions. The Strategic Income Fund and the Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty combined with any credit enhancements is rated at least A by Moody's or S&P, or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Sub-advisor. If a counterparty defaults, the Strategic Income Fund or the Portfolio may have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

                                  RISK FACTORS

NON-DIVERSIFIED CLASSIFICATION

  The Funds and the Portfolio are classified as "non-diversified" funds under the 1940 Act. As a result, the Funds and the Portfolio will be able to invest in a fewer number of issuers than if they were classified as "diversified" funds under the 1940 Act. To the extent that the Funds and the Portfolio invest in a smaller number of issuers, the value of the Funds' and the Portfolio's shares may fluctuate more widely and the Funds and the Portfolio may be subject to greater investment and credit risk with respect to the portfolio.

ILLIQUID SECURITIES

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio each may invest up to 15% of net assets in illiquid securities. Securities may be considered illiquid if a Fund or the Portfolio cannot reasonably expect within seven days to receive approximately the amount at which the Fund or the Portfolio values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, each Fund and the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund or the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund or the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund or the Portfolio, however, could affect adversely the marketability of such portfolio securities and a Fund or the Portfolio might be unable to dispose of such securities promptly or at favorable prices.

  With respect to liquidity determinations generally, the Trust's or the Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-advisor in accordance with procedures approved by the Board.

The Sub-advisor takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-advisor will monitor the liquidity of securities held by each Fund and the Portfolio and report periodically on such decisions to the Trust's or the Portfolio's Board of Trustees. Moreover, as noted in the Prospectus, certain securities, such as those subject to registration restrictions of more than seven days, will generally be treated as illiquid. If the liquidity percentage restriction of a Fund or the Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by a Fund or the Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund or Portfolio increases above the applicable limit, the Sub-advisor will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund or the Portfolio.

FOREIGN SECURITIES

  Political, Social and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization, confiscatory taxation or other confiscation by any country, either a Fund or the Portfolio could lose its entire investment in any such country. Economies in emerging markets are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

  Religious, Political and Ethnic Instability. Certain countries in which a Fund or the Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's or the Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund or the Portfolio invests and adversely affect the value of the Fund's or the Portfolio's assets.

  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund or the Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

  Non-Uniform Corporate Disclosure Standards and Governmental
Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

  Currency Fluctuations. Because the Funds and the Portfolio, under normal circumstances, will invest substantial portions of their total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of each Fund's and the Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of each Fund's and the Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in their respective net asset values and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Funds. Moreover, if the value of the foreign currencies in which a Fund or the Portfolio receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, the Fund or the Portfolio may be required to liquidate securities in order to make distributions if the Fund or the Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EMU"). The EMU has established a common European currency for participating countries which will be known as the "euro." Each participating country has supplemented the existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro after January 1, 1999.

  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Funds.

  The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries, and the United States, and other economic and financial conditions affecting the world economy. Many of the currencies in emerging markets countries have experienced steady devaluations relative to the U.S. dollar and major devaluations have historically occurred in certain countries.

  Although the Funds and the Portfolio value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds and the Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund or the Portfolio are uninvested and no return is earned thereon. The inability of a Fund or the Portfolio to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-advisor will consider such difficulties when determining the allocation of each Fund's or the Portfolio's assets, although the Sub-advisor does not believe that such difficulties will have a material adverse effect on the Funds' or the Portfolio's portfolio trading activities.

  The Funds and the Portfolio may use foreign custodians, which may charge higher custody fees than those attributable to domestic investing and may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' and the Portfolio's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

  The risk exists than an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if the Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of
Section 22(e) of the 1940 Act. During the period commencing from the Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees or Company's Board of Directors.

  Withholding Taxes. Each Fund's and the Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's and the Portfolio's income or delaying the receipt of income where those taxes may be recaptured. See "Dividends, Distributions and Tax Matters" herein.

  Concentration. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

  Special Considerations Affecting Western European Countries. The countries that are members of the European Economic Community ("Common Market") (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, Sweden and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-advisor believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.

  Special Considerations Affecting Russia and Eastern European
Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Special Considerations Affecting Japan. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

  The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

  Special Considerations Affecting Pacific Region Countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Funds may invest in Hong Kong, which reverted to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/ or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

  Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

  Special Considerations Affecting Emerging Markets. Strategic Income Fund, Growth & Income Fund, Government Income Fund and the Portfolio may invest in debt securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in debt securities in developed countries. Similarly, for Growth & Income Fund, investing in the equity securities of companies in emerging markets entails additional risks. These risks affecting debt and equity investments in emerging markets include
(i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) certain national policies which may restrict the Funds' and the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Because of the special risks associated with investing in emerging markets, an investment in the Fund should be considered speculative.

  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

  Government Income Fund and Strategic Income Fund may invest in mortgage-backed and asset-backed securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional bonds. Among the major differences are that interest and principal payments are made more frequently (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage-backed and asset-backed securities may also decrease in value as a result of increasing market interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of the Fund. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the Fund purchased the security. The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities.

  Foreign mortgage-backed securities markets are substantially smaller than U.S. markets, but have been established in several countries, including Germany, Denmark, Sweden, Canada and Australia, and may be developed elsewhere. Foreign mortgage-backed securities generally are structured similar to domestic mortgage-backed securities, and they normally present substantially similar investment risks as well as the other risks normally associated with foreign securities.

LOWER QUALITY DEBT SECURITIES

  Under normal market conditions the Strategic Income Fund may invest up to 65%, and the Portfolio may invest up to 100 percent, of their respective total assets in debt securities rated below investment grade. Such investments involve a high degree of risk.

  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, D, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest quality debt that is not in default as to principal or interest and such issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than higher quality securities with regard to a deterioration of general economic conditions. These securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." As noted above, Strategic Income Fund and the Portfolio may invest in debt securities rated below C, which are in default as to principal and/or interest.

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit quality in response to subsequent events, so that an issuer's current financial conditions may be better or worse than a rating indicates.

  The marked values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from Strategic Income Fund and the Portfolio. If an issuer exercises these provisions in a declining interest rate market, Strategic Income Fund and the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, Strategic Income Fund and the Portfolio may have difficulty disposing of lower quality securities because there may be a thin trading market for such securities. There may be no established retail secondary market for many of these securities, and Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for Strategic Income Fund and the Portfolio to obtain accurate market quotations for purposes of valuing the securities in the portfolios of Strategic Income Fund and the Portfolio. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower quality securities, especially in a thinly traded market. Strategic Income Fund and the Portfolio also may acquire lower quality debt securities during an initial underwriting or may acquire lower quality debt securities which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  Factors having an adverse effect on the market value of lower rated securities or their equivalents purchased by the Strategic Income Fund and the Portfolio will adversely impact the respective net asset values of the Funds. In addition to the foregoing, such factors may include: (i) potential adverse publicity;
(ii) heightened sensitivity to general economic or political conditions; and
(iii) the likely adverse impact of a major economic recession. Strategic Income Fund and the Portfolio also may incur additional expenses to the extent they are required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and Strategic Income Fund and the Portfolio may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

  As of October 31, 1998, the Strategic Income Fund and the Portfolio had      %
and      %, respectively, of their total net assets in debt securities that
received a rating from Moody's and      % of its total net assets in debt
securities that were not so rated. In addition, the Strategic Income Fund and
the Portfolio had      % and      %, respectively, of their total net assets in
cash and net receivables. The Strategic Income Fund and the Portfolio had      %
and      %, respectively, of their total net assets invested in rated
securities; Aaa --      % and      %; Aa --      % and      %; A --      % and
     %; Baa --      % and      %; Ba --      % and      %; B --      % and
     %; Caa --      % and      %; Ca --      % and      %; C --      % and
     %. Included under the unrated category are securities held by the Strategic Income Fund or the Portfolio which, while unrated, have been determined by the Sub-advisor to be of comparable quality to securities in the following rating
categories: Ba --      % and      %; and B --      % and      %. It should be
noted that the allocation of the investments of the Strategic Income Fund or the Portfolio by rating on any given date will vary and should not be considered representative of their future portfolio composition.

                             INVESTMENT LIMITATIONS

  Each Fund and the Portfolio has adopted the following investment limitations as fundamental policies which may not be changed without approval by a majority of the outstanding shares of the Fund or Portfolio, as applicable. Whenever Emerging Markets Debt Fund is requested to vote on a change in the investment limitations of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

GOVERNMENT INCOME FUND

  Government Income Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following investment policies of Government Income Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. The Fund may not:

          (1) Borrow money to purchase securities or borrow money except for temporary or emergency purposes. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

          (2) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

          (3) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (4) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts;

          (5) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

STRATEGIC INCOME FUND

  Strategic Income Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following investment policies of Strategic Income Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. The Fund may not:

          (1) Invest more than 15% of its total assets in illiquid securities;

          (2) Borrow money to purchase securities and will not invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund.);

          (3) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund);

          (4) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (5) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

EMERGING MARKETS DEBT FUND AND THE PORTFOLIO

  Emerging Markets Debt Fund and the Portfolio each may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (4) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan; or

          (6) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

  For purposes of the Fund's and the Portfolio's concentration policy contained in limitation (1) above, they intend to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following investment policies of Emerging Markets Debt Fund and the Portfolio are not fundamental policies and may be changed by vote of the Trust's Board of Trustees or the Portfolio's Board of Trustees without shareholder approval. The Fund and the Portfolio each may not:

          (1) Invest in securities of an issuer if the investment would cause the Fund or the Portfolio to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

          (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

          (3) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into;

          (4) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the
     Fund);

          (5) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

GROWTH & INCOME FUND

  Growth & Income Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial operations and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Notwithstanding any other investment policy of Growth & Income Fund, Growth & Income Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following operating policies of the Growth & Income Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. The Fund may not:

          (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

          (2) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

          (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (4) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

          (5) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (6) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets; or

          (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  Investors should refer to each Fund's Prospectus for further information about each Fund's respective investment objectives, which may not be changed without the approval of the Fund's shareholders and its corresponding Portfolio's investment objectives, which may be changed without the approval of the Portfolio's shareholders, and other investment policies and techniques, which may be changed without shareholder approval.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

  Subject to policies established by the Trust's and the Portfolio's Board of Trustees, the Sub-advisor is responsible for the execution of Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's and the Portfolio's portfolio transactions and the selection of broker/dealers that execute such transactions on behalf of these Funds and the Portfolio. In executing transactions, the Sub-advisor seeks the best net results for Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-advisor generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds and the Portfolio may engage in soft dollar arrangements for research services, as described below, neither the Funds nor the Portfolio has any obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

  Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.

  Consistent with the interests of the Funds and the Portfolio, the Sub-advisor may select brokers to execute the Funds' and the Portfolio's portfolio transactions on the basis of the research and brokerage services they provide to the Sub-advisor for its use in managing the Funds and the Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-advisor under investment management and administration contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-advisor determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-advisor to the Funds and the Portfolio and its other clients and that the total commissions paid by the Funds and the Portfolio will be reasonable in relation to the benefits received by the Funds and the Portfolio over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

  The Sub-advisor may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Funds or the Portfolio toward payment of the Funds' or the Portfolio's expenses, such as transfer agent and custodian fees.

  Investment decisions for each Fund and the Portfolio and for other investment accounts managed by the Sub-advisor are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or both Funds and the Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds and the Portfolio are concerned, in other cases the Sub-advisor believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds and the Portfolio.

  Under a policy adopted by the Trust's and the Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-advisor may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM or the Sub-advisor serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.

  Each Fund and the Portfolio contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

  Foreign equity securities may be held by a Fund and the Portfolio in the form of ADRs, ADSs, CDRs, GDRs or EDRs or securities convertible into foreign equity securities. ADRs, ADSs, CDRs, GDRs and EDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds and the Portfolio may invest generally are traded in the OTC markets.

  The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  The Funds and the Portfolio contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliates of AIM and the Sub-advisor. The Trust's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1998, 1997 and 1996, the Portfolio paid aggregate brokerage commissions of
$ , $0, $86,600, respectively. For the fiscal years ended October 31, 1998, 1997 and 1996, Government Income Fund paid aggregate brokerage commissions of
$       , $4,987 and $24,663, respectively. For the fiscal years ended October
31, 1998, 1997 and 1996, Strategic Income Fund paid aggregate brokerage
commissions of $       , $6,177 and $85,404, respectively. For the fiscal years
ended October 31, 1998, 1997 and 1996, Growth & Income Fund paid aggregate
brokerage commissions of $          , $463,307 and $257,953, respectively. For
the fiscal years ended October 31, 1996 and 1997, Growth & Income Fund paid to LGT Bank in Liechtenstein, AG, which was an "affiliated" broker, aggregate brokerage commissions of $16,898 and $12,262, respectively, for transactions involving purchases and sales of portfolio securities which represented 6.55% and 2.65%, respectively, of the total brokerage commissions paid by the Fund and 5.69% and 2.94%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the Fund.

PORTFOLIO TRADING AND TURNOVER

  Each Fund and the Portfolio engages in portfolio trading when the Sub-advisor concludes that the sale of a security owned by a Fund and the Portfolio and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's and the Portfolio's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Funds and the Portfolio generally do not intend to trade for short-term profits, the securities in each Fund's and the Portfolio's portfolio will be sold whenever the Sub-advisor believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's or the Portfolio's average month-end portfolio value, excluding short-term investments. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund or the Portfolio will bear directly, and could result in the realization of net capital gains that would be taxable when distributed to shareholders. The portfolio turnover rates for the Government Income Fund, Growth & Income Fund, Strategic Income Fund and the Portfolio the last three fiscal years were as follows:

                                                   YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                  OCT. 31, 1998   OCT. 31, 1997   OCT. 31, 1996
                                                  -------------   -------------   -------------
Emerging Markets Debt Portfolio.................          %            214%            290%
Government Income Fund..........................          %            241%            268%
Growth & Income Fund............................          %             50%             39%
Strategic Income Fund...........................          %            149%            177%

                                   MANAGEMENT

  The Trust's Board of Trustees has overall responsibility for the operation of the Funds. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisors, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Fund and to the general supervision of the Trust's Board of Trustees.

TRUSTEES AND EXECUTIVE OFFICERS

  The Trust's and the Portfolio's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

---------------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE      POSITIONS HELD WITH REGISTRANT     PRINCIPAL OCCUPATION WITH REGISTRANT
---------------------------------------------------------------------------------------------------------
 *ROBERT H. GRAHAM (51)       Trustee, Chairman of the Board  Director, President and Chief Executive
                              and President                   Officer, A I M Management Group Inc.;
                                                              Director and President, A I M Advisors,
                                                              Inc.; Director and Senior Vice President,
                                                              A I M Capital Management, Inc., A I M
                                                              Distributors, Inc., A I M Fund Services,
                                                              Inc. and Fund Management Company; and
                                                              Director, AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON (57)       Trustee                         President, Plantagenet Capital Management,
 220 Sansome Street                                           LLC (an investment partnership); Chief
 Suite 400                                                    Executive Officer, Plantagenet Holdings,
 San Francisco, CA 94104                                      Ltd. (an investment banking firm);
                                                              Director, Anderson Capital Management, Inc.
                                                              since 1988; Director, PremiumWear, Inc.
                                                              (formerly Munsingwear, Inc.) (a casual
                                                              apparel company); Director, "R" Homes, Inc.
                                                              and various other companies; and Trustee,
                                                              each of the other investment companies
                                                              registered under the 1940 Act that is sub-
                                                              advised or sub-administered by the
                                                              Sub-advisor.
---------------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY (59)         Trustee                         Partner, law firm of Baker & McKenzie;
 Two Embarcadero Center                                       Director and Chairman, C.D. Stimson Company
 Suite 2400                                                   (a private investment company); and
 San Francisco, CA 94111                                      Trustee, each of the other investment
                                                              companies registered under the 1940 Act
                                                              that is sub-advised or sub-administered by
                                                              the Sub-advisor.
---------------------------------------------------------------------------------------------------------

---------------

* A Trustee who is an interested person of the Trust and A I M Advisors, Inc., as defined in the 1940 Act.

---------------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE      POSITIONS HELD WITH REGISTRANT     PRINCIPAL OCCUPATION WITH REGISTRANT
---------------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON (54)     Trustee                         Managing Partner, Accel Partners (a venture
 428 University Avenue                                        capital firm); Director, Viasoft and
 Palo Alto, CA 94301                                          PageMart, Inc. (both public software
                                                              companies) and several other privately held
                                                              software and communications companies; and
                                                              Trustee, each of the other investment
                                                              companies registered under the 1940 Act
                                                              that is sub-advised or sub-administered by
                                                              the Sub-advisor.
---------------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY (63)         Trustee                         Private investor; President, Quigley
 1055 California Street                                       Friedlander & Co., Inc. (a financial
 San Francisco, CA 94108                                      advisory services firm) from 1984 to 1986;
                                                              and Trustee, each of the other investment
                                                              companies registered under the 1940 Act
                                                              that is sub-advised or sub-administered by
                                                              the Sub-advisor.
---------------------------------------------------------------------------------------------------------
 +JOHN J. ARTHUR (53)         Vice President                  Director and Senior Vice President, A I M
                                                              Advisors, Inc.; Vice President and
                                                              Treasurer, A I M Management Group Inc.
---------------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY (53)      Vice President and Principal    Senior Vice President -- Mutual Fund
 50 California Street         Accounting Officer              Accounting, the Sub-advisor since 1997;
 San Francisco, CA 94111                                      Vice President -- Mutual Fund Accounting,
                                                              the Sub-advisor from 1992 to 1997.
---------------------------------------------------------------------------------------------------------
 MELVILLE B. COX (54)         Vice President                  Vice President and Chief Compliance
                                                              Officer, A I M Advisors, Inc., A I M
                                                              Capital Management, Inc., A I M
                                                              Distributors, Inc., A I M Fund Services,
                                                              Inc. and Fund Management Company.
---------------------------------------------------------------------------------------------------------
 GARY T. CRUM (50)            Vice President                  Director and President, A I M Capital
                                                              Management, Inc.; Director and Senior Vice
                                                              President, A I M Management Group Inc. and
                                                              A I M Advisors, Inc.; and Director, A I M
                                                              Distributors, Inc. and AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------
 +CAROL F. RELIHAN (44)       Vice President                  Director, Senior Vice President, General
                                                              Counsel and Secretary, A I M Advisors,
                                                              Inc.; Senior Vice President, General
                                                              Counsel and Secretary, A I M Management
                                                              Group Inc.; Director, Vice President and
                                                              General Counsel, Fund Management Company;
                                                              Vice President and General Counsel, A I M
                                                              Fund Services, Inc.; and Vice President,
                                                              A I M Capital Management, Inc. and A I M
                                                              Distributors, Inc.
---------------------------------------------------------------------------------------------------------
 DANA R. SUTTON (39)          Vice President and Assistant    Vice President and Fund Controller, A I M
                              Treasurer                       Advisors, Inc.; and Assistant Vice
                                                              President and Assistant Treasurer, Fund
                                                              Management Company.
---------------------------------------------------------------------------------------------------------

---------------

+ Mr. Arthur and Ms. Relihan are married to each other.

  The Board of Trustees has a Nominating and Audit Committee, composed of Miss Quigley (Chairman) and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's Executive Officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a trustee, officer or employee of the Sub-advisor or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursement from the Trust. For the fiscal year ended October 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not trustees, officers, or employees of the
Sub-advisor or any affiliated company, received total compensation of $       ,
$       , $       and $       , respectively, from the Trust for their services
as Trustees. For the fiscal year ended October 31, 1998, Mr. Anderson,

Mr. Bayley, Mr. Patterson and Miss Quigley, who are not trustees, officers or employees of the Sub-advisor or any other affiliated company, received total
compensation of $        , $        , $       and $        , respectively, from
the investment companies managed or administered by AIM and sub-advised or sub-advised by the Sub-advisors for which he or she serves as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension
or retirement benefits. As of             , 1998, the Officers and Trustees and
their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Funds or of all the Trust's series in the aggregate.

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

  AIM serves as Government Income Fund's, Strategic Income Fund's and Growth & Income Fund's investment manager and administrator under an investment management and administration contract between the Trust and AIM ("Trust Management Contract"). INVESCO Asset Management Limited serves as the Portfolio's sub-advisor and sub-administrator under a sub-advisory and sub-administration Agreement between AIM and the Sub-advisor ("Portfolio Management Sub-Contract," and together with the Portfolio Management Contract, the "Portfolio Management Contracts"). AIM serves as the Portfolio's investment manager and administrator under an Investment Management and Administration Contract between the Portfolio and AIM ("Portfolio Management Contract") (collectively, "Management Contracts"). [The Sub-advisor serves as sub-administrator to each Feeder Fund under a sub-administration contract between AIM and the Sub-advisor ("Administration Sub-Contract," and together with the Administration Contract, the "Administration Contracts").] AIM serves as Emerging Markets Debt Fund's administrator under an Administration Contract ("Administration Contract") between the Trust and AIM. The Sub-advisor serves as the sub-advisor and sub-administrator to Government Income Fund and Growth & Income Fund and INVESCO (NY), Inc. serves as sub-advisor and sub-administrator to Strategic Income Fund under a sub-advisory and sub-administration contract between AIM and each Sub-advisor ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM and the Sub-advisors make all investment decisions for Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio and as administrators, AIM and the Sub-advisor administer each Fund's and the Portfolio's affairs. Among other things, AIM and the Sub-advisors furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust, the Funds, and the Portfolio and provide suitable office space, necessary small office equipment and utilities. AIM and the Sub-advisors also determine the composition of each Fund's portfolio, places order to buy, sell, or hold particular securities and supervise all matters relating to each Fund's operation.

  The Management Contracts may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Trust's or the Portfolio's Board of Trustees, as applicable, or by the vote of a majority of the Fund's or the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or the Administration Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio, and the Administration Contracts provide that with respect to Emerging Markets Debt Fund, either the Trust, the Portfolio or each of AIM or each of Sub-advisor may terminate the Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts and the Administration Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).

  In each of the last three fiscal years Government Income Fund paid investment management and administration fees to the Sub-advisor in the following amounts:

YEAR ENDED OCTOBER 31,                                        AMOUNT PAID
----------------------                                        -----------
1998........................................................  $
1997........................................................  $2,403,043
1996........................................................   3,672,503

  In each of the last three fiscal years Strategic Income Fund paid investment management and administration fees to the Sub-advisor in the following amounts:

YEAR ENDED OCTOBER 31,                                        AMOUNT PAID
----------------------                                        -----------
1998........................................................  $
1997........................................................   3,474,804
1996........................................................   3,807,689

  In each of the last three fiscal years Growth & Income Fund paid investment management and administration fees to the Sub-advisor in the following amounts:

YEAR ENDED OCTOBER 31,                                        AMOUNT PAID
----------------------                                        -----------
1998........................................................  $
1997........................................................   6,900,695
1996........................................................   6,282,438

  In each of the last three fiscal years Emerging Markets Debt Portfolio paid investment management and administration fees to the Sub-advisor in the following amounts:

YEAR ENDED OCTOBER 31,                                        AMOUNT PAID
----------------------                                        -----------
1998........................................................  $
1997........................................................   2,971,167
1996........................................................   3,014,924

  In each of the last three fiscal years Emerging Markets Debt Fund paid administration fees to the Sub-advisor in the following amounts:

YEAR ENDED OCTOBER 31,                                        AMOUNT PAID
----------------------                                        -----------
1998........................................................  $
1997........................................................   1,136,471
1996........................................................   1,015,220

  For these services, each Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, [at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on the amounts thereafter.] Out of the aggregate fees payable by each Fund, AIM pays each Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from each Fund. The investment management and administration fees paid by the Funds are higher than those paid by most mutual funds. The Funds pay all expenses not assumed by AIM, the Sub-advisors, AIM Distributors or other agents. AIM has undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of each Fund's Class A and Class B and Class C shares, respectively.

  AIM also serves as the Funds' pricing and accounting agent. For these services, AIM receives a fee based on the aggregate net assets of the funds which comprise the following investment companies: AIM Growth Series, AIM Investment Funds, AIM Investment Portfolios, AIM Series Trust, G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust. The fee is calculated at the rate of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion. An amount is allocated to and paid by each such fund based on its relative average daily net assets.

  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administrative services agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. INVESCO (NY), Inc., 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to Strategic Income Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of INVESCO (NY), Inc., consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included INVESCO (NY), Inc. and certain other affiliates. As a result of this transaction, the INVESCO (NY), Inc. is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, INVESCO (NY), Inc. and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.
[INVESCO Asset Management Ltd., 11 Devonshire Square, London, EC2M 4YR, England, serves as the sub-advisor and sub-administrator to Strategic Income Fund.]

  AIM, the Sub-advisors and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. A I M Management Group Inc. ("AIM Management"), AIM and the Sub-advisors are both indirect wholly owned subsidiaries of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisors draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Funds, the Sub-advisors employ a team approach, taking advantage of its investment resources around the world.

  In placing securities for a Fund's portfolio transactions, the Sub-advisors seek to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisors may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisors. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."

  AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM is also the sole shareholder of the Funds' principal underwriter, AIM Distributors.

EXPENSES OF THE FUNDS AND THE PORTFOLIO

  Each Fund and the Portfolio pays all expenses not assumed by AIM, the Sub-advisors, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agent and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses and expenses shared by the Funds and other funds organized as series of the Trust are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's and the Portfolio's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund and the Portfolio generally are higher than the comparable expenses of such other funds.

                             THE DISTRIBUTION PLANS

THE CLASS A AND C PLAN

  The Trust has adopted [an Amended and Restated] Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that the Class A shares of each Fund pays 0.35% per annum of its daily average net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Under the Class A and C Plan, Class C shares of the Funds pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and Class C shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Class A and C Plan. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

  Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. The Class A and C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund. The Class A and C Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A and C Plan on behalf of the Fund. Thus, under the Class A and C Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

THE CLASS B PLAN

  The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its rights to payments under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.

BOTH PLANS

  Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of the several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

  Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

  Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

  Under a Shareholder Service Agreement, each Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

  Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

  Under the Plans, certain financial institutions which have entered into service agreements and with sale shares of the Fund on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors. The Funds will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one class over another.

  Prior to June 1, 1998, the Trust had adopted a different Rule 12b-1 plan, that operated as a "reimbursement-type" plan (the "Prior Plan"). The information provided below relates to payments made under the Prior Plan, which provided for payments to GT Global Inc., the distributor of the Funds at the time the Prior Plan was in effect.

  For the fiscal year ended October 31, 1998, each Fund paid the following amounts under the Prior Plans:

                                                                            % OF CLASS
                                                                           AVERAGE DAILY
                                                                            NET ASSETS
                                                                         -----------------
                                               CLASS A     CLASS B       CLASS A   CLASS B
                                               --------   ----------     -------   -------
Government Income Fund.......................  $          $               0.35%     1.00%
Strategic Income Fund........................  $          $               0.35%     1.00%
Emerging Markets Debt Fund...................  $          $               0.35%     1.00%
Growth & Income Fund.........................  $          $               0.35%     1.00%

  For the fiscal year ended October 31, 1998, each Fund paid the following amounts under the current Plans:

                                                                            % OF CLASS
                                                                           AVERAGE DAILY
                                                                            NET ASSETS
                                                                         -----------------
                                               CLASS A     CLASS B       CLASS A   CLASS B
                                               --------   ----------     -------   -------
Government Income Fund.......................  $          $               0.35%     1.00%
Strategic Income Fund........................  $          $               0.35%     1.00%
Emerging Markets Debt Fund...................  $          $               0.35%     1.00%
Growth & Income Fund.........................  $          $               0.35%     1.00%

  Actual fees by category paid by each Fund with regard to the Class A shares during the year ended October 31, 1998 follows:

                                                                       EMERGING
                                       GOVERNMENT     STRATEGIC        MARKETS         GROWTH &
                                       INCOME FUND   INCOME FUND      DEBT FUND       INCOME FUND
                                       -----------   -----------   ----------------   -----------
CLASS A
  Compensation to Underwriters to
     partially offset other marketing
     expenses........................   $             $                $               $
  Compensation to Dealers including
     finder's fees...................   $             $                $               $

  Actual fees by category paid by each Fund with regard to the Class B Shares during the year ended October 31, 1998 as follows:

                                       GOVERNMENT     STRATEGIC    EMERGING MARKETS    GROWTH &
                                       INCOME FUND   INCOME FUND      DEBT FUND       INCOME FUND
                                       -----------   -----------   ----------------   -----------
CLASS B
  Compensation to Underwriters to
     partially offset upfront dealer
     commissions and other marketing
     costs...........................  $             $                $               $
  Compensation to Dealers............  $             $                $               $

  The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.

  As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of each Fund and their respective shareholders.

  The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

  Unless terminated earlier in accordance with their terms, the Plans continue in effect until May 29, 1999 and each year thereafter, as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.

  The Plans may be terminated by the vote of a majority of the Qualified Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

  Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the Trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees. In the event the Class A Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid under the Class A Plan, the Class B shares of the Funds will no longer convert into Class A shares of the same Funds unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

  The principal differences between the Class A and C Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.35% of average daily net assets of the Class A shares of each Fund, as compared to 1.00% of such assets of each Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessor GT Global, Inc. unless there has been a complete termination of the Class B Plan (as defined in such Plan) and
(iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

                                THE DISTRIBUTOR

  Master Distribution Agreements with AIM Distributors relating to the Class A and Class B shares of the Funds were approved by the Board of Directors on Trustees May 7, 1998. [An Amended and Restated Master Distribution Agreement with AIM Distributors relating to Class A and C shares of the Funds was approved
by the Board on December   , 1998.] Such Master Distribution Agreements are
hereinafter collectively referred to as the "Distribution Agreements."

  The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Funds at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

  AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

  The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments by the Fund of asset based distribution fees and service fees to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

  The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by GT Global, Inc., the Trust's distributor prior to June 1, 1998, for the fiscal year ended October 31, 1997 and 1998.

                                                     1998                    1997
                                             --------------------    --------------------
                                              SALES       AMOUNT      SALES       AMOUNT
                                             CHARGES     RETAINED    CHARGES     RETAINED
                                             --------    --------    --------    --------
Emerging Markets Debt Fund.................  $           $           $199,201    $65,982
Government Income Fund.....................  $           $           $ 67,477    $10,240
Growth & Income Fund.......................  $           $           $208,844    $52,850
Strategic Income Fund......................  $           $           $111,949    $29,451

  For the fiscal year ended October 31, 1998, the total sales charges paid in connection with the Sale of Class A Shares of each Fund and the amount retained by AIM Distributors are as follows:

                                                                      1998
                                                              --------------------
                                                               SALES       AMOUNT
                                                              CHARGES     RETAINED
                                                              --------    --------
Emerging Markets Debt Fund..................................  $           $
Government Income Fund......................................  $           $
Growth & Income Fund........................................  $           $
Strategic Income Fund.......................................  $           $

  The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the fiscal years ended October 31, 1998, 1997 and 1996, for Class A and Class B shares:

                                                       1998         1997         1996
                                                    ----------   ----------   ----------
Emerging Markets Debt Fund........................  $            $1,617,145   $1,739,271
Government Income Fund............................  $            $1,123,616   $1,467,051
Growth & Income Fund..............................  $            $1,199,637   $1,485,113
Strategic Income Fund.............................  $            $1,750,253   $1,925,586

                         NET ASSET VALUE DETERMINATION

  The net asset value per share of each Fund or Portfolio is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund or Portfolio. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund or Portfolio is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the equity securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Fund's or Portfolio's net asset value per share is made in accordance with generally accepted accounting principles.

  Each equity security held is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the last available bid. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair market value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's or Portfolio's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's or Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Funds and the Portfolio.

SALES CHARGES AND DEALER CONCESSIONS

  CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund,

AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM European Development Fund, AIM Europe Growth Fund, AIM Global Utilities Fund, AIM Global Growth & Income Fund, AIM International Equity Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Large Cap Growth Fund, AIM Mid Cap Equity Fund, AIM Money Market Fund, AIM New Pacific Growth Fund, AIM Select Growth Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund, AIM Weingarten Fund and AIM Worldwide Growth Fund.

                                                                                             DEALER
                                                                                           CONCESSION
                                                               INVESTOR'S SALES CHARGE     ----------
                                                              --------------------------      AS A
                                                                  AS A           AS A      PERCENTAGE
                                                               PERCENTAGE     PERCENTAGE     OF THE
                                                              OF THE PUBLIC   OF THE NET     PUBLIC
                  AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
                     SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
                  -----------------------                     -------------   ----------   ----------
Less than $25,000...........................................      5.50%          5.82%        4.75%
$25,000 but less than $50,000...............................      5.25           5.54         4.50
$50,000 but less than $100,000..............................      4.75           4.99         4.00
$100,000 but less than $250,000.............................      3.75           3.90         3.00
$250,000 but less than $500,000.............................      3.00           3.09         2.50
$500,000 but less than $1,000,000...........................      2.00           2.04         1.60

  CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Emerging Markets Fund, AIM Emerging Markets Debt Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.

                                                                                             DEALER
                                                                                           CONCESSION
                                                               INVESTOR'S SALES CHARGE     ----------
                                                              --------------------------      AS A
                                                                  AS A           AS A      PERCENTAGE
                                                               PERCENTAGE     PERCENTAGE     OF THE
                                                              OF THE PUBLIC   OF THE NET     PUBLIC
                  AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
                     SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
                  -----------------------                     -------------   ----------   ----------
Less than $50,000...........................................      4.75%          4.99%        4.00%
$50,000 but less than $100,000..............................      4.00           4.17         3.25
$100,000 but less than $250,000.............................      3.75           3.90         3.00
$250,000 but less than $500,000.............................      2.50           2.56         2.00
$500,000 but less than $1,000,000...........................      2.00           2.04         1.60

  CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                             DEALER
                                                                                           CONCESSION
                                                               INVESTOR'S SALES CHARGE     ----------
                                                              --------------------------      AS A
                                                                  AS A           AS A      PERCENTAGE
                                                               PERCENTAGE     PERCENTAGE     OF THE
                                                              OF THE PUBLIC   OF THE NET     PUBLIC
                  AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
                     SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
                  -----------------------                     -------------   ----------   ----------
Less than $100,000..........................................      1.00%          1.01%        0.75%
$100,000 but less than $250,000.............................      0.75           0.76         0.50
$250,000 but less than $1,000,000...........................      0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge, (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Small Cap Opportunities Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.

                      REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

      a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

      b. each transmittal must be accompanied by a single check or wire transfer; and

      c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

  1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund, and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund; (b) exchanges of shares of certain other funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

  The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

  - AIM Management and its affiliates, or their clients;

  - Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark--, and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

  - Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of Investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

  - Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

   - Purchases through approve fee-based programs;

   - Employee benefit plans designated as qualified purchasers as defined above, provided the initial investment in the Fund(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

   - Shareholders of record or discretionary advised clients of any investment advisor holding shares of Weingarten or Constellation on September 8, 1996, or of Charter on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

   - Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of Weingarten or Constellation; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of Weingarten and Constellation is effected within 30 days of the redemption or repurchase;

   - A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

   - Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds; and

   - Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time.

  As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

  CDSCs will not apply to the following:

  - Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

  - Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

  - Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiaries account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

  - Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

  - Liquidation by the Fund when the account value falls below the minimum required account size of $500;

  - Investment account(s) of AIM; and

  - Class C shares where the investor's dealer or record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

  Upon the redemption of shares in Categories I and II purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

  - Shares held more than 18 months;

  - Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

  - Private foundations or endowment funds;

  - Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

  - Shares acquired by exchange from Class A shares in Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.

                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectus under the caption "Purchasing Shares -- How to Purchase Shares."

  The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons, who because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are shown in the Prospectus.

  Complete information concerning the method of exchanging shares of the Funds for shares of the other mutual funds managed or advised by AIM is set forth in the Prospectus under the caption "Exchanging Shares."

  Information concerning redemption of the Funds' shares is set forth in the Prospectus under the caption "Redeeming Shares -- How to Redeem Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the obligation of the Funds to redeem shares, AIM Distributors also repurchases shares. AIM intends to redeem all shares of the Funds in cash. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund telephone: (713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246 (elsewhere) and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by AFS of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable
CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

BACKUP WITHHOLDING

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding.

  Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

          (1) the investor fails to furnish a correct TIN to the Fund, or

          (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

          (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

          (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

          (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

  - a corporation

  - an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

  - the United States or any of its agencies or instrumentalities

  - a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

  - a foreign government or any of its political subdivisions, agencies or instrumentalities

  - an international organization or any of its agencies or instrumentalities

  - a foreign central bank of issue

  - a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

  - a futures commission merchant registered with the Commodity Futures Trading Commission

  - a real estate investment trust

  - an entity registered at all times during the tax year under the 1940 Act

  - a common trust fund operated by a bank under Section 584(a)

  - a financial institution

  - a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

  - a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

TAXATION OF THE FUNDS

  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. The Emerging Markets Debt Fund, as an investor in the Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements described above to qualify as a RIC.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

  See "Taxation of Certain Investment Activities" below for a discussion of the tax consequences to the Emerging Markets Debt Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities by, the Portfolio.

TAXATION OF THE PORTFOLIO -- GENERAL

  The Portfolio is treated as a partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, the Emerging Markets Debt Fund, as an investor in the Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware income or franchise tax.

  Because, as noted above, the Emerging Markets Debt Fund is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to conduct its operations so that the Emerging Markets Debt Fund will be able to continue to satisfy all those requirements.

  Distributions to the Emerging Markets Debt Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in that Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds that Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of that Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Emerging Markets Debt Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property that Fund invests in the Portfolio, increased by that Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to that Fund and (b) that Fund's share of the Portfolio's losses.

TAXATION OF CERTAIN INVESTMENT ACTIVITIES

  For purposes of the following discussion, "Investor Funds" means the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio.

  Foreign Taxes. Interest and dividends received by an Investor Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of an Investor Fund's total assets (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of the Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of any foreign taxes paid by the Portfolio) (a "Fund's foreign taxes"). Pursuant to the election, an Investor Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his proportionate share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of the Portfolio's income from those sources) as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Investor Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of the Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

  Passive Foreign Investment Companies. Each Investor Fund may invest in the stock of PFICs. A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Investor Fund is a U.S. shareholder (effective with respect to each Investor Fund for its taxable year beginning November 1,
1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, an Investor Fund will be subject to federal income tax on a part (or, in the case of the Emerging Markets Debt Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of the Emerging Markets Debt Fund, by the Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of the Emerging Markets Debt Fund, the Portfolio's) disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

  If an Investor Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Investor Fund (or, in the case of the Portfolio, the Emerging Markets Debt Fund) would be required to include in income each year its pro rata share (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of the Portfolio's pro rata share) of the QEF's ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Investor Fund (or, in the case of the Portfolio, the Emerging Markets Debt Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  Effective for its taxable year beginning November 1, 1998, each Investor Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over an Investor Fund's adjusted basis therein as of the end of that year. Pursuant to the election, an Investor Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. An Investor Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.

  Options, Futures and Foreign Currency Transactions. The Investors Funds' use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses an Investor Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by an Investor Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Investor Fund (or, in the case of the Portfolio, the Emerging Markets Debt Fund).

  Futures and Forward Contracts that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by an Investor Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.

  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Investor Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

  If an Investor Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by an Investor Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

  The Strategic Income Fund and the Portfolio each may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, that Fund and the Portfolio (and, through it, the Emerging Markets Debt Fund) each must include in its income the portion of the OID that accrues on the securities during the taxable year, even if no corresponding payment on them is received during the year. Similarly, the Strategic Income Fund and the Portfolio each must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Strategic Income Fund or the Emerging Markets Debt Fund, or both, may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives (or, in the case of the Emerging Markets Debt Fund, its share of the total amount of cash the Portfolio actually receives). Those distributions will be made from the Fund's (or, in the case of the Emerging Markets Debt Fund, its, or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of portfolio securities. Such Fund may (directly or through the Portfolio) realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS

  Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  A portion of the dividends from the Growth & Income Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by that Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. The Funds other than the Growth & Income Fund are not expected to pay dividends eligible for that deduction.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolio. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                            SHAREHOLDER INFORMATION

  This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

  TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SHARES CERTIFICATES. AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

  TERMS AND CONDITIONS OF EXCHANGES. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

  EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

  REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An Investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

  SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner, (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). A shareholder may realize a gain or a loss on a redemption made in connection with the exercise of the reinstatement privilege. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in (or exchanged for) shares of another AIM Fund at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will Include the sales charge.

  DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

  For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

  Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution in election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                           MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

  The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

CUSTODIAN AND TRANSFER AGENT

  State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties. A I M Fund Services, Inc., a wholly owned subsidiary of AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

  Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.

  Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") has entered Into an agreement with the Trust (and certain other AIM Funds), First Data Investor Service Group (formerly The Shareholder Services Group, Inc.) and

Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

INDEPENDENT ACCOUNTANTS

  The Funds' and the Portfolio's independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts audits of each Fund's and the Portfolio's financial statements, assists in the preparation of the Funds' and the Portfolio's federal and state income tax returns and consults with the Trust, the Funds and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.

  The audited financial statements of the Funds and the Portfolio included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP, as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

LEGAL MATTERS

  The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and the Fund.

SHAREHOLDER LIABILITY

  Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

[NAMES

  Prior to May 29, 1998, AIM Emerging Markets Debt Fund, formerly known as AIM Global High Income Fund, operated under the name of GT Global High Income Fund; AIM Strategic Income Fund operated under the name of GT Global Strategic Income Fund; AIM Global Government Income Fund operated under the name of GT Global Government Income Fund; and AIM Global Growth & Income Fund operated under the name of GT Global Growth & Income Fund.]

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity
securities as of             , 1998, and the percentage of the outstanding
shares held by such holders are set forth below.

                                                                                        PERCENT
                                                                           PERCENT      OWNED OF
                                                                           OWNED OF    RECORD AND
FUND                                      NAME AND ADDRESS OF OWNER        RECORD*    BENEFICIALLY
----                                      -------------------------        --------   ------------
Government Income Fund -- Advisor    NFSC FEBO #179-514144                        %       -0-
  Class                              FMT CO Cust IRA
                                     FBO Thomas Stanley Lipscomb
                                     Cook-Fort Worth Children's Med C
                                     801 7th Ave.
                                     Fort Worth, TX 76104-2733
Government Income Fund -- Class A    MLPF&S for the Sole Benefit of Its           %       -0-
                                     Customers, Security #
                                     Attn: Fund Administration
                                     4800 Deer Lake Drive East, 2nd
                                     Floor
                                     Jacksonville, FL 32246-6484
Government Income Fund -- Class B    MLPF&S for the Sole Benefit of Its           %       -0-
                                     Customers, Security #97AM9
                                     Attn: Fund Administration
                                     4800 Deer Lake Drive East, 2nd
                                     Floor
                                     Jacksonville, FL 32246-6484
Strategic Income Fund -- Advisor     FTC & Co.                                    %       -0-
  Class                              Attn: Datalynx #089
                                     P.O. Box 173736
                                     Denver, CO 80217-3736
Strategic Income Fund -- Class A     MLPF&S for the Sole Benefit of Its           %       -0-
                                     Customers, Security #974T1
                                     Attn: Fund Administration
                                     4800 Deer Lake Drive East, 2nd
                                     Floor
                                     Jacksonville, FL 32246-6484
Emerging Markets Debt                Charles Schwab & Co., Inc.                   %       -0-
  Fund -- Advisor Class              For the Exclusive Benefit of our
                                     Customers
                                     Reinvest Account
                                     101 Montgomery St.
                                     San Francisco, California
                                     94104-4122
                                     Attn: Mutual Funds
                                     Wells Fargo Bank NA TTEE FBO                 %       -0-
                                     LGT Asset Management AC 5000201000
                                     Serp Prft Shr Pln ###-##-####
                                     26610 West Agoura Road
                                     P.O. Box 9800 MAC 9139-027
                                     Calabasas, CA 91372-0800
Emerging Markets Debt Fund -- Class  MLPF&S for the Sole Benefit of Its           %       -0-
  B                                  Customers, Security #97AMB
                                     Attn: Fund Administration
                                     4800 Deer Lake Drive East, 2nd
                                     Floor
                                     Jacksonville, FL 32246-6484
Growth & Income Fund -- Advisor      Wells Fargo Bank NA TTEE FBO                 %       -0-
  Class                              LGT Asset Management AC 5000201000
                                     Serp Prft Shr Pln ###-##-####
                                     P O Box 9800 MAC 9137-027
                                     Calabasas, CA 91372-0800

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return, as described in the Prospectus, is as follows:
                                       n
                                 P(1+T) = ERV

Where  P    =    a hypothetical initial payment of $1,000.
       T    =    average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
       n    =    number of years.
       ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                 portion of such period).

  The standardized returns for the Class A and Class B shares of Strategic Income Fund, Government Income Fund, Emerging Markets Debt Fund and Growth & Income Fund, stated as average annualized total returns for the periods shown, were:

                                                                                 EMERGING    EMERGING
                               STRATEGIC   STRATEGIC   GOVERNMENT   GOVERNMENT    MARKETS     MARKETS
                                INCOME      INCOME       INCOME       INCOME       DEBT        DEBT
                                 FUND        FUND         FUND         FUND        FUND        FUND
           PERIOD              (CLASS A)   (CLASS B)   (CLASS A)    (CLASS B)    (CLASS A)   (CLASS B)
           ------              ---------   ---------   ----------   ----------   ---------   ---------
Fiscal year ended Oct. 31,
  1998.......................    -8.01%      -8.54%       4.97%        4.65%      -33.41%     -33.02%
Oct. 31, 1993 through Oct.
  31, 1998...................     2.70%       2.76%       3.24%        3.28%         .39%        .54%
Oct. 22, 1992 (commencement
  of operations) through Oct.
  31, 1998...................      n/a        7.74%        n/a         6.22%        6.54%       6.72%
March 29, 1988 (commencement
  of operations) through Oct.
  31, 1998...................     7.77%        n/a        6.87%         n/a          n/a         n/a

                                                              GROWTH AND    GROWTH AND
                                                              INCOME FUND   INCOME FUND
                           PERIOD                              (CLASS A)     (CLASS B)
                           ------                             -----------   -----------
Fiscal year ended Oct. 31, 1998.............................     11.25%        11.93%
Oct. 31, 1992 through Oct. 31, 1998.........................     11.12%        11.41%
Oct. 22, 1992 (commencement of operations) through Oct. 31,
  1998......................................................       n/a         13.63%
Sept. 25, 1990 (commencement of operations) through Oct. 31,
  1998......................................................     12.53%          n/a

NON-STANDARDIZED RETURNS

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:
                                       n
                                 P(1+U) = ERV

Where  P    =    a hypothetical initial payment of $1,000.
       U    =    average annual total return assuming payment of only a
                 stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
       n    =    number of years.
       ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The average annual non-standardized returns for the Class A and Class B shares of Strategic Income Fund, Government Income Fund, Emerging Markets Debt Fund and Growth & Income Fund, stated as average annualized total returns for the periods shown, were:

                                                                                EMERGING    EMERGING
                              STRATEGIC   STRATEGIC   GOVERNMENT   GOVERNMENT    MARKETS     MARKETS
                               INCOME      INCOME       INCOME       INCOME       DEBT        DEBT
                                FUND        FUND         FUND         FUND        FUND        FUND
PERIOD                        (CLASS A)   (CLASS B)   (CLASS A)    (CLASS B)    (CLASS A)   (CLASS B)
------                        ---------   ---------   ----------   ----------   ---------   ---------
Fiscal year ended Oct. 31,
  1998......................    -3.41%      -4.04%      10.20%        9.65%      -30.07%     -30.49%
Oct. 31, 1993 through Oct.
  31, 1998..................     3.71%       3.05%       4.24%        3.56%        1.37%        .74%
Oct. 22, 1992 (commencement
  of operations) through
  Oct. 31, 1998.............      n/a        7.74%        n/a         6.22%        7.40%       6.72%
March 29, 1988 (commencement
  of operations) through
  Oct. 31, 1998.............     7.77%        n/a        7.36%         n/a          n/a         n/a

                                                              GROWTH AND    GROWTH AND
                                                              INCOME FUND   INCOME FUND
PERIOD                                                         (CLASS A)     (CLASS B)
------                                                        -----------   -----------
Fiscal year ended Oct. 31, 1998.............................     17.76%        16.93%
Oct. 31, 1992 through Oct. 31, 1998.........................     12.40%        11.67%
Oct. 22, 1992 (commencement of operations) through Oct. 31,
  1998......................................................       n/a         13.63%
Sept. 25, 1990 (commencement of operations) through Oct. 31,
  1998......................................................     13.33%          n/a

  Cumulative total return across a stated period may be calculated as follows:
                                       n
                                 P(1+V) = ERV

Where  P    =    a hypothetical initial payment of $1,000.
       V    =    cumulative total return assuming payment of all of, a stated
                 portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
       n    =    number of years.
       ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of Strategic Income Fund, Government Income Fund, Emerging Markets Debt Fund and Growth & Income Fund, stated as aggregate total returns for the periods shown, were:

                                                                                 EMERGING    EMERGING
                               STRATEGIC   STRATEGIC   GOVERNMENT   GOVERNMENT    MARKETS     MARKETS
                                INCOME      INCOME       INCOME       INCOME       DEBT        DEBT
                                 FUND        FUND         FUND         FUND        FUND        FUND
PERIOD                         (CLASS A)   (CLASS B)   (CLASS A)    (CLASS B)    (CLASS A)   (CLASS B)
------                         ---------   ---------   ----------   ----------   ---------   ---------
Oct. 22, 1992 (commencement
  of operations) through Oct.
  31, 1998...................      n/a       56.68%         n/a       43.85%       53.76%      47.96%
March 29, 1988 (commencement
  of operations) through Oct.
  31, 1998...................   131.88%        n/a       112.12%        n/a          n/a         n/a

                                                              GROWTH AND    GROWTH AND
                                                              INCOME FUND   INCOME FUND
PERIOD                                                         (CLASS A)     (CLASS B)
------                                                        -----------   -----------
Oct. 22, 1992 (commencement of operations) through Oct. 31,
  1998......................................................       n/a        115.97%
Sept. 25, 1990 (commencement of operations) through Oct. 31,
  1998......................................................    175.49%          n/a

  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of Strategic Income Fund, Government Income Fund, Emerging Markets Debt Fund and Growth & Income Fund, stated as aggregate total returns for the periods shown, were:

                                                                                 EMERGING    EMERGING
                               STRATEGIC   STRATEGIC   GOVERNMENT   GOVERNMENT    MARKETS     MARKETS
                                INCOME      INCOME       INCOME       INCOME       DEBT        DEBT
                                 FUND        FUND         FUND         FUND        FUND        FUND
PERIOD                         (CLASS A)   (CLASS B)   (CLASS A)    (CLASS B)    (CLASS A)   (CLASS B)
------                         ---------   ---------   ----------   ----------   ---------   ---------
Oct. 22, 1992 (commencement
  of operations) through Oct.
  31, 1998...................      n/a       56.68%         n/a       43.85%       46.45%      47.96%
March 29, 1988 (commencement
  of operations) through Oct.
  31, 1998...................   120.87%        n/a       102.04%        n/a          n/a         n/a

                                                              GROWTH AND    GROWTH AND
                                                              INCOME FUND   INCOME FUND
PERIOD                                                         (CLASS A)     (CLASS B)
------                                                        -----------   -----------
Oct. 22, 1992 (commencement of operations) through Oct. 31,
  1998......................................................       n/a        160.19%
Sept. 25, 1990 (commencement of operations) through Oct. 31,
  1998......................................................    115.97%          n/a

YIELD QUOTATIONS

  The standard formula for calculating yield for each Fund, as described in the Prospectus, is as follows:
                                                   6
                      YIELD = 2[((a-b)/(c x d) + 1) -1]

Where  a    =    dividends and interest earned during a stated 30-day period.
                 For purposes of this calculation, dividends are accrued
                 rather than recorded on the ex-dividend date. Interest
                 earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more
                 appropriate, based on yield to call date).
       b    =    expenses accrued during period (net of reimbursement).
       c    =    the average daily number of shares outstanding during the
                 period.
       d    =    the maximum offering price per share on the last day of the period.

  The Yields of the Class A shares of Strategic Income Fund, Government Income Fund and Emerging Markets Debt Fund for the one-month period ended October 31, 1996 were 6.58%, 6.23% and 7.29%, respectively. The current yields of the Class B shares of Strategic Income Fund, Government Income Fund and Emerging Markets Debt Fund for the one-month period ended October 31, 1996 were 6.23%, 5.87% and 7.00%, respectively.

PERFORMANCE INFORMATION

  Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

     Advertising Age
     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Institutional Investor
     Insurance Forum
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC
     Kiplinger Letter
     Money
     Mutual Fund Forecaster

     Mutual Fund Magazine
     Nation's Business
     New York Times
     Pension World
     Pensions & Investments
     Personal Investor
     Financial Services Week
     Philadelphia Inquirer
     Smart Money
     USA Today
     U.S. News & World Report
     Wall Street Journal
     Washington Post
     CNN
     CNBC
     PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

     Bank Rate National Monitor Index
     Bear Stearns Foreign Bond Index
     Bond Buyer Index
     CDA/Wiesenberger Investment Company Services
       (data and mutual fund rankings and comparisons)
     CNBC/Financial News Composite Index
     COFI
     Consumer Price Index
     Datastream
     Donoghue's
     Dow Jones Industrial Average
     EAFE Index
     First Boston High Yield Index
     Fitch (publications)
     Ibbotson Associates International Bond Index
     International Bank for Reconstruction and
       Development (publications)
     International Finance Corporation Emerging
       Markets Database
     International Financial Statistics
     Lehman Bond Indices
     Lipper Analytical Data Services, Inc. (data and
       mutual fund rankings and comparisons)
     Micropal, Inc. (data and mutual fund rankings
       and comparisons)
     Moody's Investors Service (publications)
     Morgan Stanley Capital International All Country
       (AC) World Index
     Morgan Stanley Capital International World Indices
     Morningstar, Inc. (data and mutual fund rankings
       and comparisons)
     NASDAQ
     Organization for Economic Cooperation and
       Development (publications)
     Salomon Brothers Global Telecommunications Index
     Salomon Brothers World Government Bond
       Index-Non-U.S.
     Salomon Brothers World Government Bond Index
     Standard & Poor's (publications)
     Standard & Poor's 500 Composite Stock Price Index
     Stangar
     Wilshire Associates
     World Bank (publications and reports)
     The World Bank Publication of Trends in
       Developing Countries
     Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

       10-year Treasuries
       30-year Treasuries
       30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Standard & Poor's, a division of The McGraw-Hill Companies, Inc., ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

  AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment. C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

ABSENCE OF RATING

  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

          1. An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                              FINANCIAL STATEMENTS

                                       FS

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                            ADVISOR CLASS SHARES OF
                         AIM EMERGING MARKETS DEBT FUND
                       AIM GLOBAL GOVERNMENT INCOME FUND
                        AIM GLOBAL GROWTH & INCOME FUND
                           AIM STRATEGIC INCOME FUND

                             (SERIES PORTFOLIOS OF
                             AIM INVESTMENT FUNDS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                      P.O. BOX 4739, HOUSTON TX 77210-4739
                         OR BY CALLING (800) 347-4246.

                             ---------------------

            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 1999
   RELATING TO AIM EMERGING MARKETS DEBT FUND PROSPECTUS DATED MARCH 1, 1999, RELATING TO AIM GLOBAL GOVERNMENT INCOME FUND PROSPECTUS DATED MARCH 1, 1999,
   RELATING TO AIM GLOBAL GROWTH & INCOME FUND PROSPECTUS DATED MARCH 1, 1999
    AND RELATING TO AIM STRATEGIC INCOME FUND PROSPECTUS DATED MARCH 1, 1999

                               TABLE OF CONTENTS

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
INTRODUCTION................................................  4
GENERAL INFORMATION ABOUT THE FUNDS.........................  4
  The Trust and Its Shares..................................  4
INVESTMENT OBJECTIVES AND POLICIES..........................  5
  Investment Objectives.....................................  5
  Investment in Emerging Markets............................  5
  Selection of Debt Investments.............................  5
  Selection of Equity Investments...........................  6
  Investments in Other Investment Companies.................  6
  Depositary Receipts.......................................  6
  Samurai and Yankee Bonds..................................  7
  Warrants or Rights........................................  7
  Lending of Portfolio Securities...........................  7
  Commercial Bank Obligations...............................  7
  Repurchase Agreements.....................................  8
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................  8
  Short Sales...............................................  9
OPTIONS, FUTURES AND CURRENCY STRATEGIES....................  9
  Special Risks of Options, Futures and Currency
     Strategies.............................................  9
  Writing Call Options......................................  10
  Writing Put Options.......................................  11
  Purchasing Put Options....................................  12
  Purchasing Call Options...................................  12
  Index Options.............................................  13
  Interest Rate, Currency and Stock Index Futures
     Contracts..............................................  14
  Options on Futures Contracts..............................  16
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................  16
  Forward Contracts.........................................  17
  Foreign Currency Strategies -- Special Considerations.....  17
  Cover.....................................................  18
  Interest Rate and Currency Swaps..........................  18
RISK FACTORS................................................  19
  Illiquid Securities.......................................  19
  Foreign Securities........................................  20
INVESTMENT LIMITATIONS......................................  23
  Government Income Fund....................................  23
  Strategic Income Fund.....................................  24
  Emerging Markets Debt Fund and the Portfolio..............  25
  Growth and Income Fund....................................  26
EXECUTION OF PORTFOLIO TRANSACTIONS.........................  28
  Portfolio Trading and Turnover............................  29
MANAGEMENT..................................................  30
  Trustees and Executive Officers...........................  30
  Investment Management and Administration Services.........  32
  Distribution Services.....................................  33
  Expenses of the Funds and the Portfolio...................  33
NET ASSET VALUE DETERMINATION...............................  34

                                                              PAGE
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
HOW TO PURCHASE AND REDEEM SHARES...........................  34
  Programs and Services for Shareholders....................  35
  Dividend Order............................................  35
TAXES.......................................................  35
  Taxation of the Funds.....................................  35
  Taxation of the Portfolio -- General......................  35
  Taxation of Certain Investment Activities.................  36
  Taxation of the Funds' Shareholders.......................  38
MISCELLANEOUS INFORMATION...................................  38
  Custodian.................................................  38
  Transfer Agency and Accounting Agency Services............  39
  Independent Accountants...................................  39
  Shareholders Liability....................................  39
  Names.....................................................  39
  Control Persons and Principal Holders of Securities.......  40
INVESTMENT RESULTS..........................................  41
  Total Return Quotations...................................  41
  Non-Standardized Returns..................................  42
  Yield Quotations..........................................  43
  Performance Information...................................  43
APPENDIX....................................................  45
  Description of Bond Ratings...............................  45
  Description of Commercial Paper Ratings...................  46
  Absence of Rating.........................................  46
FINANCIAL STATEMENTS........................................  FS

                                  INTRODUCTION

  This Statement of Additional Information relates to the Advisor Class shares of AIM Global Government Income Fund ("Government Income Fund"), AIM Strategic Income Fund ("Strategic Income Fund"), AIM Emerging Markets Debt Fund (formerly known as AIM Global High Income Fund) ("Emerging Markets Debt Fund"), and AIM Global Growth & Income Fund ("Growth & Income Fund") (each, a "Fund," and collectively, the "Funds"). Each Fund is a non-diversified series of AIM Investment Funds (the "Trust"), a registered open-end management investment company organized as a Delaware business trust.

  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for Government Income Fund, Strategic Income Fund, Growth & Income Fund, Emerging Markets Debt Fund and Emerging Markets Debt Portfolio (formerly known as the Global High Income Portfolio) (the "Portfolio"). INVESCO (NY), Inc. serves as the investment sub-advisor and sub-administrator for Strategic Income Fund. INVESCO Asset Management Limited serves as the investment sub-advisor and sub-administrator for Government Income Fund, Growth & Income Fund, Emerging Markets Debt Fund and Emerging Markets Debt Portfolio. INVESCO (NY), Inc. and INVESCO Asset Management Limited will be referred to individually as the "Sub-Advisor" or collectively as the "Sub-Advisors" in this Statement of Additional Information.

  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Government Income Fund is included in a Prospectus dated March 1, 1999, for Strategic Income Fund is included in a separate Prospectus dated March 1, 1999, for Emerging Markets Debt Fund is included in a separate Prospectus dated March 1, 1999, and for Growth & Income Fund is included in a separate Prospectus dated March 1, 1999. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES

  The Trust previously operated under the name G.T. Investment Funds, Inc., which was organized as a Maryland corporation on October 29, 1987. The Trust was reorganized on September 8, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: AIM Developing Markets Fund, AIM Emerging Markets Debt Fund, AIM Emerging Markets Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth and Income Fund, AIM Global Health Care Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications Fund, AIM Latin American Growth Fund, and AIM Strategic Income Fund. Each of these funds has four separate classes: Class A, Class B, Class C and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998, is that of the series G.T. Investment Funds, Inc.

  This Statement of Additional Information relates solely to the Advisor Class shares of the Funds.

  The term "majority of the outstanding shares" of the Trust, a particular Fund, or a particular class of a Fund means, respectively, the vote of the lesser of
(a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.

  Class A, and Class B, Class C and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

  Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

  From time to time, the Trust may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

  On any matter submitted to a vote of shareholders, shares of the Funds will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Funds only, such as approval of its investment management arrangements. In addition, shares of particular classes of the Funds may vote on matters affecting only those Classes. The shares of the Funds and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders in any year, except as required under the Investment Company Act of 1940, as amended ("1940 Act"). Shares of the Funds and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of the Funds. Each share of a Fund represents an interest in that Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in that Fund with other shares of that Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to that Fund as may be declared by the Board of Trustees. Each share of a Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of a Fund, when issued, are fully paid and nonassessable.

  ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a Delaware business trust. Under Delaware law, the Emerging Markets Debt Fund and other entities that invest in the Portfolio enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances an investor in the Portfolio may be held liable for the Portfolio's obligations. However, the Agreement and Declaration of Trust of the Portfolio disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Portfolio or a trustee. The Agreement and Declaration of Trust also provides for indemnification from the Portfolio property for all losses and expenses of any shareholder held personally liable for the Portfolio's obligations. Thus, the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

  Whenever the Emerging Markets Debt Fund is requested to vote on any proposal of the Portfolio, the Emerging Markets Debt Fund will hold a meeting of Emerging Markets Debt Fund shareholders and will cast its vote as instructed by Emerging Markets Debt Fund shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.

                        INVESTMENT STRATEGIES AND RISKS

  The following discussion of investment policies supplements the discussion of the investment objectives and policies set forth in the applicable Prospectus under the heading "Investment Objectives and Strategies" and "Principal Risks of Investing in the Fund."

INVESTMENT OBJECTIVES

  The Funds' investment objectives may not be changed without the approval of a majority of the Funds' outstanding voting securities. If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.

Government Income Fund

  Government Income Fund primarily seeks high current income and secondarily seeks capital appreciation and protection of principal through active management of the maturity structure and currency exposure of its portfolio. Strategic Income Fund and Emerging Markets Debt Fund primarily seek high current income and secondarily seek capital appreciation. Emerging Markets Debt Fund seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a non-diversified open-end management investment company with investment objectives identical to those of the Fund. Whenever the phrase "all of Emerging Markets Debt Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by Emerging Markets Debt Fund will be its interest in the Portfolio. Emerging Markets Debt Fund may withdraw its investment in the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, Emerging Markets Debt Fund's assets would be invested in accordance with the investment policies of the Portfolio described below and in the Prospectus. The investment objective of Growth & Income Fund is long-term capital appreciation together with current income. Growth & Income Fund seeks its objective by investing in a global portfolio of both equity securities and debt obligations allocated among diverse international markets.

  In addition to the primary investment policies set forth in such Fund's Prospectus, Strategic Income Fund, Government Income Fund, Portfolio, and Growth & Income Fund may engage in other types of investments, as described below.

Strategic Income Fund

  Strategic Income Fund's investments in "foreign securities" include the debt securities of issuers in: (1) developed foreign countries; and (2) emerging markets. The Strategic Income Fund selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; and commercial banks and other corporate entities. Debt securities in which the Fund may invest include bonds, notes, debentures, and other similar instruments including mortgage-backed and asset-backed securities of foreign issuers as well as domestic issuers. Under normal market conditions, Strategic Income Fund will invest at least 35% of its total assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are either rated at least investment grade by Moody's or S&P or, if not rated, are determined by the Sub-advisor to be of comparable quality. Up to 65% of Strategic Income Fund's total assets may be invested in debt securities that, at the time of purchase are either rated below investment grade by Moody's or S&P, or, if not rated, are determined by the Sub-advisor to be of comparable quality. Such securities involve a high degree of risk and are predominantly speculative. They are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Strategic Income Fund may also invest in securities that are in default as to payment of principal and/or interest. Strategic Income Fund may invest up to 35% of its total assets in equity securities (including convertible securities). The Sub-advisor anticipates investing in equity securities when market conditions appear to present opportunities favorable for capital appreciation due to such factors as improved corporate earnings or favorable interest rates.

  Strategic Income Fund's investments in emerging market securities may consist substantially of Brady Bonds and other sovereign debt securities issued by emerging market governments that are traded in the markets of developed countries or groups of developed countries. The Sub-advisor may invest in debt securities of emerging market issuers that it determines to be suitable investments for Strategic Income Fund without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade. Strategic Income Fund also may invest in below-investment grade debt securities of corporate issuers in the United States and in developed foreign countries, subject to the overall 50% limitation.

Government Income Fund

  At least 65% of the Fund's total assets normally are invested in debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities including mortgage-backed securities issued by agencies or instrumentalities of the U.S. Government or by foreign governments. For purposes of this policy, the Fund considers debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank, to be "government securities."

  The Fund invests primarily in high quality government debt securities. "High quality" debt securities are those rated in the top two ratings categories of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated, determined to be of comparable quality by the Sub-advisor. A description of Moody's and S&P ratings is included in the Appendix to this Prospectus.

  Government Income Fund currently contemplates that it will invest principally in obligations of the United States, Canada, Japan, the Western European nations, New Zealand and Australia, as well as in multinational currency units. Under normal market conditions, Government Income Fund invests in issues of not less than three different countries; investments in the securities of any one country, other than the United States, normally represent no more than 40% of Government Income Fund's total assets. Government Income Fund will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by the Sub-advisor to be fully exchangeable into U.S. dollars (or a multinational currency unit) without legal restriction.

  Government Income Fund may also invest up to 35% of its total assets in: (1) foreign government securities that are not high quality but are rated at least "investment grade," (i.e., rated within the four highest ratings categories of Moody's or S&P or, if not rated, determined by the Sub-advisor to be of comparable quality); (2) corporate debt obligations of U.S. or foreign issuers rated at least investment grade by Moody's or S&P, including debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities; (3) privately issued mortgage-backed and asset-backed securities that are rated at least investment grade by Moody's or S&P, or if unrated, determined by the Sub-advisor to be of comparable quality; and (4) common stocks, preferred stocks and warrants to acquire such securities, provided that Government Income Fund will not invest more than 20% of its total assets in such securities.

Emerging Markets Debt Fund

  The Portfolio intends to invest in the following types of debt securities: bonds, notes and debentures of emerging market governments; securities issued or guaranteed by such governments' agencies or instrumentalities; securities issued or guaranteed by the central banks of emerging market countries; and securities issued by other banks and companies in such countries and securities denominated in or indexed to the currencies of emerging markets. Under current market conditions, the Portfolio expects its investments in emerging market securities to consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities.

  The Portfolio may invest up to 35% of its total assets in (1) equity securities of issuers in emerging markets included in the list below under the caption "Investing in Emerging Markets"; (2) equity and debt securities of issuers in developed countries, including the United States; (3) securities of issuers in emerging markets not included in the emerging markets list, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and (4) cash and money market instruments. In evaluating investments in securities of issuers in developed markets, the Sub-advisor will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer's financial condition.

  Under normal circumstances, substantially all of the Portfolio's assets will be invested in debt securities of both governmental and corporate issuers in emerging markets. Emerging markets debt securities generally are considered to have a credit quality below investment grade, as defined above. Lower quality securities involve a high degree of risk and are predominantly speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors." Many emerging market debt securities are not rated by U.S. ratings agencies such as Moody's and S&P. The Portfolio's ability to achieve its investment objectives is thus more dependent on the Sub-advisor's credit analysis. The Portfolio may invest in securities that are in default as to payment of principal and/or interest.

  As previously described, investors should be aware that the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a separate investment company. Because the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.

  The Fund may redeem its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so.

  A change in the Portfolio's investment objectives, policies or limitations that is not approved by the Board or the shareholders of Emerging Markets Debt Fund could require Emerging Markets Debt Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Emerging Markets Debt Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of Emerging Markets Debt Fund in another pooled investment entity having substantially the same investment objectives as Emerging Markets Debt Fund or the retention by Emerging Markets Debt Fund of its own investment advisor to manage its assets in accordance with its investment objectives, policies and limitations discussed herein.

  In addition to selling an interest therein to Emerging Markets Debt Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as Emerging Markets Debt Fund and may charge different sales commissions. Therefore, investors in Emerging Markets Debt Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Statement of Additional Information, Emerging Markets Debt Fund is the only institutional investor in the Portfolio.

  Investors in the Fund should be aware that Emerging Markets Debt Fund's investment in the Portfolio may be materially affected by the actions of other large investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than Emerging Markets Debt Fund could have effective voting control over the operation of the Portfolio.

Growth & Income Fund

  The Fund seeks its objective by investing in a global portfolio of both equity and debt securities, allocated among diverse international markets. There is no assurance that the Fund will achieve its investment objective.

  At least 65% of the Fund's total assets normally will be invested in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if: (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; and (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated, are deemed to be of equivalent quality in the judgment of the Sub-advisor.

  Up to 35% of Growth & Income Fund's assets may be invested in other equity securities and investment grade government and corporate debt obligations which the Sub-advisor believes will assist Growth & Income Fund in achieving its objective. "Investment grade" debt securities are those rated within one of the four highest ratings categories of Moody's or S&P, or, if not rated, deemed to be of equivalent quality in the judgment of the Sub-advisor.

  Equity securities that Growth & Income Fund may purchase include common stocks, preferred stocks, and warrants to acquire stocks and other equity securities. Government bonds that Growth & Income Fund may purchase include debt obligations issued or guaranteed by the United States or foreign governments (including foreign states, provinces, or municipalities) or their agencies, authorities or instrumentalities and debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Growth & Income Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities. Growth & Income Fund may purchase securities that are issued by the government or a corporation or financial institution of one nation but denominated in the currency of another nation (or a multinational currency unit).

SELECTION OF DEBT INVESTMENTS

  In determining the appropriate distribution of investments among various countries and geographic regions for Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio, the Sub-advisor ordinarily considers the following factors: prospects for relative economic growth among the different countries in which Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

  In evaluating debt securities considered for Strategic Income Fund, the Sub-advisor analyzes their yield, maturity, issue classification and quality characteristics, coupled with expectations regarding local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. There are no limitations on the maximum or minimum maturities of the debt securities considered by Growth & Income Fund and Strategic Income Fund or on the average weighted maturity of the debt portion of Growth & Income Fund and Strategic Income Fund's portfolio. Should the rating of a debt security be revised while such security is owned by Growth & Income Fund and Strategic Income Fund, the Sub-advisor will evaluate what action, if any, is appropriate with respect to such security.

  Government Income Fund, Strategic Income Fund and the Portfolio may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development;
(c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that Government Income Fund, Strategic Income Fund and the Portfolio may not invest more than 25% of their respective total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics. Money market instruments in which Growth & Income Fund may invest include U.S. government securities, high-grade commercial paper, bank certificates of deposit, bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or P-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, determined by the Sub-advisor to be of comparable quality.

SELECTION OF EQUITY INVESTMENTS

  With respect to Growth & Income Fund [and Strategic Income Fund], for investment purposes, an issuer is typically considered as located in a particular country if it (a) is incorporated under the laws of or has its principal office in that country, or (b) it normally derives 50% or more of its total revenue from business in that country. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial off-shore operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION

  The Sub-advisor allocates the assets of Government Income Fund, Strategic Income Fund, and the Portfolio in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation. In so doing, the Sub-advisor intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. The Fund invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as Euros. The Fund is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. The Fund may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit). Fundamental economic strength, credit quality and currency and interest rate trends are the principal determinants of the emphasis given to various country, geographic and industry sectors within Government Income Fund, Strategic Income Fund, and the Portfolio. Securities held by Government Income Fund, Strategic Income Fund, and the Portfolio may be invested in without limitation as to maturity.

  The Sub-advisor selects securities of particular issuers on the basis of the views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.

  The Sub-advisor generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The Sub-advisor may seek to protect Government Income Fund, Strategic Income Fund, and the Portfolio against such negative currency movements through the use of sophisticated investment techniques.

  According to the Sub-advisor, as of the date of this Prospectus, more than 50% of the value of all outstanding government debt obligations throughout the world is represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, the Sub-advisor believes that the Government Income Fund's, the Strategic Income Fund's, and the Portfolio's policy of investing in debt securities throughout the world may enable the achievement of results superior to those produced by mutual funds with similar objectives to those of the Funds and the Portfolio that invest solely in debt securities of U.S. Issuers.

  In addition to the factors listed in the Prospectus, the Sub-advisor's views on what securities constitute the best values are also a function of expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.

Growth & Income Fund

  The relative proportions of equity and debt securities held by Growth & Income Fund at any one time will vary, depending upon the Sub-advisor's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable Growth & Income Fund to respond to general economic changes and market conditions around the world, Growth & Income Fund is authorized to invest up to 100% of its total assets in either equity securities or debt securities.

  In selecting equity securities for investment, the Sub-advisor attempts to identify and acquire only securities it deems to represent high or improving investment quality. Securities representing high investment quality generally will include those of well-known, established and successful issuers that the Sub-advisor believes will continue to be successful in the future. Securities representing improving investment quality may include those of an issuer that has improved its sales or earnings or of an issuer the balance sheet and financial condition of which is improving. The Sub-advisor seeks to avoid investing in equity securities that appear overly speculative or risky, even if they have attractive features or investment potential.

  The Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, Western Europe, New Zealand and Australia. The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in issuers of not less than three different countries and issuers of any one country, other than the United States, will represent no more than 40% of the fund's total assets.

  The Sub-advisor generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Growth & Income Fund may seek to protect itself against negative currency movements by engaging in hedging techniques through the use of options, futures and forward currency contracts.

INVESTMENT IN EMERGING MARKETS

  The Portfolio seeks its objectives by investing, under normal circumstances, at least 65% of its total assets in debt securities of issuers in emerging markets. Strategic Income Fund may invest up to [65%] of its assets in debt securities of issuers in emerging markets. Strategic Income Fund and the Portfolio do not consider the following countries to be emerging markets:
Australia, Austria, Belgium, Canada, Denmark, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, United Kingdom, and United States.

  Emerging markets debt securities generally are considered to have a credit quality below investment grade. Lower quality securities involve a high degree of risk and are predominantly speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Many emerging market debt securities are not rated by

U.S. ratings agencies such as Moody's and S&P. Strategic Income Fund and the Portfolio's ability to achieve their respective investment objectives are thus more dependent on the Sub-advisor's credit analysis. Strategic Income Fund and the Portfolio may invest in securities that are in default as to payment of principal and/or interest.

  Strategic Income Fund and the Portfolio consider "emerging markets" to consist of all countries determined by the Sub-advisor to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Strategic Income Fund and the Portfolio each will consider investment in the following emerging markets:

     Algeria
     Argentina
     Bolivia
     Botswana
     Brazil
     Bulgaria
     Chile
     China
     Columbia
     Costa Rica
     Cyprus
     Czech Republic
     Dominican Republic
     Ecuador
     Egypt
     El Salvador
     Finland
     Ghana
     Greece
     Hong Kong
     Hungary
     India
     Indonesia
     Israel
     Ivory Coast
     Jamaica
     Jordan
     Kazakhstan
     Kenya
     Lebanon
     Malaysia
     Mauritius
     Mexico
     Morocco
     Nicaragua
     Nigeria
     Oman
     Pakistan
     Panama
     Paraguay
     Peru
     Philippines
     Poland
     Portugal
     Republic of Slovakia
     Russia
     Singapore
     Slovenia
     South Africa
     South Korea
     Sri Lanka
     Swaziland
     Taiwan
     Thailand
     Turkey
     Ukraine
     Uruguay
     Venezuela
     Zambia
     Zimbabwe

  Neither Strategic Income Fund nor the Portfolio will be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements, overly burdensome repatriation requirements and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

  As used in the Prospectuses and the Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iii) organized under the laws of, or with a principal office in, an emerging market.

  When determining what countries constitute emerging markets, the Sub-advisor will consider data, analysis, and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.

SOVEREIGN DEBT

  Government Income Fund, Strategic Income Fund, and the Portfolio may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and in turn a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

  A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

  The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Sub-advisor intends to manage the Funds in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

  In recent years, some of the emerging market countries in which the Funds expect to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors in commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

  The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

  Investors should also be aware that certain sovereign debt instruments in which a Fund may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Funds may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors.

BRADY BONDS

  Government Income Fund, Strategic Income Fund, and the Portfolio may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Panama, Peru, Philippines, Poland, Uruguay, Venezuela and Vietnam and are expected to be issued by other emerging market countries. As of the date of this Statement of Additional Information, Government Income Fund, Strategic Income Fund, and the Portfolio are not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

  Government Income Fund, Strategic Income Fund, and the Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate per bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time of issuance and is adjusted at regular intervals thereafter.

LOAN PARTICIPATIONS AND ASSIGNMENTS

  Strategic Income Fund and the Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Funds' investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignment of portions of Loans from third parties ("Assignments"). Participations typically will result in Strategic Income Fund and the Portfolio having a contractual relationship only with the Lender, not with the borrower government. Strategic Income Fund and the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, Strategic Income Fund and the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights or set off against the borrowers, and Strategic Income Fund and the Portfolio may not directly benefit from any collateral supporting the Loan in which they have purchased any Participations. As a result, Strategic Income Fund and the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation.

  In the event of the insolvency of the Lender selling a Participation, Strategic Income Fund and the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set off between the Lender and the borrower. Strategic Income Fund and the Portfolio will acquire Participations only if the Lender interpositioned between the Funds and the borrower is determined by the Sub-advisor to be creditworthy. When a Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by Strategic Income Fund and the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

  The liquidity of Assignments and Participations is limited and, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Funds' ability to dispose of particular Assignments or Participations when necessary to meet the Funds' respective liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Funds to assign a value to those securities for purposes of valuing the Funds' respective portfolios and calculating each portfolio's net asset value.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

  Government Income Fund and Strategic Income Fund may invest in mortgage-backed and asset-backed securities of U.S. and foreign issuers, including privately issued mortgage-backed and asset-backed securities. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. Investors typically receive payments out of the interest on and principal of the underlying mortgages. Asset-backed securities are similar to mortgage-backed securities, except that the underlying assets are other financial assets or financial receivables, such as motor vehicle installment sales contracts, home equity loans, leases of various types of real and personal property, and receivables from credit cards. Any mortgage-backed and asset-backed securities purchased by the Fund will be subject to the same rating requirements that apply to its other investments.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

  Government Income Fund, Strategic Income Fund, and the Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but Government Income Fund, Strategic Income Fund, and the Portfolio will purchase or sell when issued securities and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If Government Income Fund, Strategic Income Fund, and the Portfolio dispose of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time Government Income Fund, Strategic Income Fund, and the Portfolio enter into a transaction on a when-issued or forward commitment basis, the Funds will each segregate cash or liquid securities equal to the value of the when issued or forward commitment securities with its custodian and will each mark to market daily such assets. There is a risk that the securities may not be delivered and that Government Income Fund, Strategic Income Fund, and the Portfolio may incur a loss.

  Government Income Fund may invest up to 5% of its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment arrangements.

  Strategic Income Fund and the Portfolio may also sell securities on a "when, as and if issued" basis for hedging purposes. Under such a transaction, Strategic Income Fund and the Portfolio are each required to deliver at a future date a security it does not presently hold, but which it has a right to receive if the security is issued. Issuance of the security may not occur, in which case Strategic Income Fund and the Portfolio would have no obligation to the other party, and would not receive payment for the sale. Selling securities on a "when, as and if issued" basis may reduce risk of loss to the extent that such a sale wholly or partially offsets unfavorable price movements on the investments being hedged. However, such sales also limit the amount Strategic Income Fund and the Portfolio can receive if the "when, as and if issued" security is in fact issued.

TEMPORARY DEFENSIVE STRATEGIES

  The Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, and for the Growth & Income Fund, the Strategic Income Fund, and Government Income Fund also includes foreign currencies or multinational currency units such as euros) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of each Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent a Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives. In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

  With respect to certain countries, investments by Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by the Sub-advisor or its affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio anticipate investing directly in these markets. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio may also invest in the securities of closed-end investment companies within the limits of the 1940 Act. These limitations currently provide that, in part, a Fund or the Portfolio may purchase shares of another investment company unless (a) such a purchase would cause Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio to own in the aggregate more than 3% of the total outstanding voting securities of the investment company or (b) such a purchase would cause Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio to have more than 5% of its total assets invested in the investment company or more than 10% of its aggregate assets invested in an aggregate of all such investment companies. The foregoing limitations do not apply to the investment by Emerging Markets Debt Fund in the Portfolio. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio do not intend to invest in such investment companies unless, in the judgment of the Sub-advisor, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Sub-advisor waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

DEPOSITARY RECEIPTS

  Growth & Income Fund may hold equity securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Fund may invest in both sponsored and unsponsored ADRs.

SAMURAI AND YANKEE BONDS

  Government Income Fund, the Strategic Income Fund and the Portfolio may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). It is the policy of the Government Income Fund, Strategic Income Fund and the Portfolio to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

WARRANTS OR RIGHTS

  Warrants or rights may be acquired by Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio in connection with other securities or separately and provide a Fund or the Portfolio with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES

  For the purpose of realizing additional income, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board, "marked to market" on a daily basis. Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio each will have a right to call each loan and obtain the securities within the stated settlement period. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio will not have the right to vote equity securities while they are lent, but each may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Sub-advisor to be of good standing and will not be made unless, in the judgment of the Sub-advisor, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS

  For the purposes of the Strategic Income Fund's, Growth & Income Fund's and the Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject Strategic Income Fund, Growth & Income Fund and the Portfolio to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although Strategic Income Fund, Growth & Income Fund and the Portfolio typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not an investment policy or restriction of the Strategic Income Fund, the Growth & Income Funds or the Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

  A repurchase agreement is a transaction in which Government Income Fund, Strategic Income Fund, Growth & Income Fund, or the Portfolio buys a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to Government Income Fund, Strategic Income Fund, Growth & Income Fund or Portfolio if the other party to the repurchase agreement becomes bankrupt, Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio intend to enter into repurchase agreements only with banks and broker/dealers believed by the Sub-advisor to present minimal credit risks in accordance with guidelines approved by the Board of Trustees. The Sub-advisor reviews and monitors the creditworthiness of such institutions under the Board's general supervision.

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. There is no limitation on the amount of the Growth & Income Fund's assets that may be subject to repurchase agreements at any time. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Government Income Fund, the Strategic Income Fund, Growth & Income Fund's or the Portfolio's ability to sell the collateral and Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, Government Income Fund, Strategic Income Fund Growth & Income Fund and the Portfolio intend to comply with provisions under such Code that would allow the immediate resale of such collateral. Government Income Fund and Growth & Income Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of each Fund's total assets would be invested in such repurchase agreements and other illiquid investments and securities for which no readily available market exists.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

  Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's and the Portfolio's borrowings will not exceed 33 1/3% of the Fund's or the Portfolio's respective total assets, i.e., Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's and the Portfolio's respective total assets at all times will equal at least 300% of the amount of its outstanding borrowings. If market fluctuations in the value of the Government Income Fund's, the Strategic Income Fund's, the Growth & Income Fund's or the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the respective Fund or the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio each may borrow up to 5% of its respective total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio may cause greater fluctuation in the value of its shares than would be the case if the Fund or the Portfolio did not borrow.

  Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's and the Portfolio's fundamental investment limitations permit them to borrow money for leveraging purposes. Government Income Fund and Growth & Income Fund, however, currently are prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by a vote of a majority of the Trust's Board of Trustees. A Fund will borrow for investment purposes only when the Sub-advisor believes that such borrowings will benefit the Fund after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies. If the Strategic Income Fund or the Portfolio employs leverage, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in Strategic Income Fund's or the Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's or the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, the Fund's or the Portfolio's earnings or net asset value would decline faster than would otherwise be the case. Each Fund and the Portfolio expects that some of its borrowings may be made on a secured basis.

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which a Fund or the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio also may engage in "roll" borrowing transactions which involve a Fund's or the Portfolio's sale of Government National Mortgage Association certificates or other securities together with a commitment (for which a Fund or the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio will segregate with a custodian liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

  Reverse repurchase agreements involve the risk that the market value of the securities regained in lieu of sale by the Portfolio may decline below the price of the securities Government Income Fund, Strategic Income Fund, Growth & Income Fund, or the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

  The Growth & Income Fund, the Strategic Income Fund, and Government Income Fund, and the Portfolios also may enter into "dollar rolls," in which the Fund sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Growth & Income Fund, the Strategic Income Fund, and Government Income Fund, and the Portfolios would forego principal and interest paid on such securities. The Growth & Income Fund, the Strategic Income Fund, and Government Income Fund, and the Portfolios would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

  Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from Government Income Fund, Strategic Income Fund, Growth & Income Fund, and the Portfolio's respective assets for purposes of calculating compliance with the Funds' respective borrowing limitations.

ZERO COUPON SECURITIES

  Government Income Fund, Strategic Income Fund, and the Portfolio may invest in certain zero coupon securities that are "stopped" U.S. Treasury notes and bonds. Government Income Fund, Strategic Income Fund and the Portfolio also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the Funds' incomes. Accordingly, for a Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Dividends, Distributions and Tax Matters" below), it may be required to distribute an amount that is greater than its share of the total amount of cash it actually receives. These distributions must be made from the Funds' cash assets or, if necessary, from the proceeds of sales of portfolio securities. Government Income Fund, Strategic Income Fund and the Portfolio will not be able to purchase additional income-producing securities with cash used to make such distributions, and their respective current incomes ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

SYNTHETIC SECURITY POSITIONS

  Government Income Fund, Strategic Income Fund, and the Portfolio may utilize combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities." For example, in order to establish a synthetic security position for the Funds that is comparable to owning a Japanese government bond, the Sub-advisor might purchase futures contracts on Japanese governmental bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date. The Sub-advisor might roll over the futures and forward currency contract positions before taking delivery in order to continue the Funds' investment position, or the Sub-advisor might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.

  The Sub-advisor would create synthetic security positions for the Funds when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market. Also, while the Sub-advisor believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, the Funds will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies. See "Options, Futures and Currency Strategies," below.

SWAPS, CAPS, FLOORS, AND COLLARS

  Strategic Income Fund and the Portfolio may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. Strategic Income Fund and the Portfolio expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing their respective portfolios' duration (i.e., price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Strategic Income Fund and the Portfolio intend to use these transactions as hedges, and neither will sell interest rate caps or floors if it does not own securities or other instruments providing an income stream roughly equivalent to what the Funds may be obligated to pay.

  Interest rate swaps involve the exchange by either of the Funds with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount leased on changes in the values of the reference indices.

  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

INDEXED COMMERCIAL PAPER

  Strategic Income Fund and the Portfolio may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. Strategic Income Fund and the Portfolio will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Funds to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. Strategic Income Fund and the Portfolio will not purchase such commercial paper for speculation.

OTHER INDEXED SECURITIES

  Government Income Fund, Strategic Income Fund and the Portfolio may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. Government Income Fund, Strategic Income Fund and the Portfolio may invest in such securities to the extent consistent with their respective investment objectives.

SHORT SALES

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio may make short sales of securities, although they have no current intention of doing so. A short sale is a transaction in which a Fund or the Portfolio sells a security in anticipation that the market price of that security will decline. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio may make short sales as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, and in order to maintain portfolio flexibility. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio only may make short sales "against the box." In this type of short sale, at the time of the sale, the Fund or the Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.

  In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund or the Portfolio, because the Fund or the Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio might make a short sale "against the box" in order to hedge against market risks when the Sub-advisor believes that the price of a security may decline, causing a decline in the value of a security owned by Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's or the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund or the Portfolio owns, either directly or indirectly, and, in the case where a Fund or the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales

"against the box," but a Fund or the Portfolio will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

OPTIONS, FUTURES, AND FORWARD CURRENCY TRANSACTIONS

  Each Fund and the Portfolio may use forward currency contracts, futures contracts, options on securities, options on currencies, options on indices and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency, or an index of securities). Each Fund and the Portfolio may enter into such instruments up to the full value of its portfolio assets.

  To attempt to hedge against adverse movements in exchange rates between currencies, a Fund or the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar, or may involve two foreign currencies. A Fund or a Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to a Fund's or a Portfolio's portfolio positions. Each Fund and the Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge a Fund's or Portfolio's portfolio against movements in exchange rates.

  In addition, Each Fund and the Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Sub-advisor intends to include in a Fund's or a Portfolio's portfolio. Each Fund and the Portfolio also may purchase and sell put and call options on stock indices to hedge against overall fluctuations in the securities markets or in a specific market sector. To attempt to increase return, Growth & Income Fund may write call options on securities. This strategy will be employed only when, in the opinion of the Sub-advisor, the size of the premium Growth & Income Fund receives for writing the option is adequate to compensate Growth & Income Fund against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. Growth & Income Fund also is authorized to write put options to attempt to enhance return, although it does not have the current intention of so doing.

  Further, each Fund and the Portfolio may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or a specific market sector decline that could adversely affect a Fund's or a Portfolio's portfolio. Each Fund and the Portfolio also may purchase index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Similarly, a Fund or a Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  Although a Fund or the Portfolio is authorized to enter into options, futures and forward currency transactions, it might not enter into any such transactions. The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

          (1) Successful use of most of these instruments depends upon the Sub-advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Sub-advisor is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio entered into a short hedge because the Sub-advisor projected a decline in the price of a security in the Fund's or the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio could suffer a loss. In either such case, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio would have been in a better position had it not hedged at all.

          (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time.

          (5) As described below, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If a Fund or the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability or the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund or the Portfolio sell a portfolio security at a disadvantageous time. The Fund's or the Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund or the Portfolio.

WRITING CALL OPTIONS

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Sub-advisor are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio.

  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American Style) or on (European Style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's or the Portfolio's investment objectives. When writing a call option, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund or the Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund or the Portfolio has written expires, the Fund or the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund or the Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio do not consider a security or currency covered by a call option to be "pledged" as that term is used in Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's and the Portfolio's fundamental investment policies that limit the pledging or mortgaging of their assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund or the Portfolio will be obligated to sell the security or currency at less than its market value.

  The premium that Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund or the Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Sub-advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio to write another call option on the underlying security or currency with either a different exercise price, expiration date or both.

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund or the Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

  A Fund or the Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Fund or the Portfolio.

WRITING PUT OPTIONS

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at anytime until (American Style) or on (European Style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

  A Fund or the Portfolio generally would write put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for the Fund's or the Portfolio's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund or the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund or the Portfolio also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund or the Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American Style), or on (European Style) the expiration date. The Government Income Fund, the

Strategic Income Fund, the Growth & Income Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

  A Fund or the Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Fund or the Portfolio as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund or the Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio also may purchase put options at a time when that Fund or the Portfolio does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund or the Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund or the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund or the Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American Style) or on (European Style) the expiration date. A Fund or the Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

  Call options may be purchased by a Fund or the Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable the Fund or the Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to a Fund or the Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, a Fund or the Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of a Fund's or the Portfolio's current return. For example, where a Fund or the Portfolio has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund or the Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Fund or the Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's or the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund or the Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund or the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of Government Income Fund, Strategic Income Fund, Growth & Income's Fund's or the Portfolio's total assets at the time of purchase.

  Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration of the option. A call option gives a Fund or the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American Style) or on (European Style) the expiration of the option. A Fund or the Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund or the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund or the Portfolio anticipates purchasing securities.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Funds and the Portfolio will not purchase an OTC option unless the Fund or the Portfolio believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund or the Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund or the Portfolio. The assets used as cover for OTC options written by a Fund or the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund or the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Fund's or the Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund and the Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although each Fund and the Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund or the Portfolio, there is no assurance that the Fund or the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the extent of insolvency of the contra party, the Fund or the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund or the Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund or the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund or the Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund or the Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's or the Portfolio's exercise of the put, to deliver to the Fund or the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund or the Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund or the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund or the Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund or the Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund or the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Fund or the Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund or the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Fund or the Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund or the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

  Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio may enter into interest rate or currency futures contracts, including futures contracts on indices of debt securities, ("Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund or the Portfolio. Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's or the Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in currency exchange rates, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in currency exchange rates. Growth & Income Fund may also enter into stock index Futures Contracts as a hedge against changes in stock prices.

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's or the Portfolio's exposure to interest rate and currency exchange rate fluctuations, a Fund or the Portfolio may be able to hedge exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (debt security or currency) for a specified price at a designated date, time and place. An index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio realizes a gain; if it is more, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio realizes a gain; if it is less, Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Fund or the Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund or the Portfolio is not able to enter into an offsetting transaction, the Fund or the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio.

  Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's and the Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund or the Portfolio owns, or Futures Contracts will be purchased to protect the Fund or the Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio in order to initiate Futures trading and to maintain the Fund's or the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure a Fund's or the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be modified significantly from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund or the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Fund's or the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Fund or the Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund or the Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the

Fund or the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If a Fund or the Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Fund or the Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

  To the extent that a Fund or the Portfolio enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of a Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's or the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Fund's or the Portfolio's assets at risk to 5%.

FORWARD CONTRACTS

  A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Fund or the Portfolio may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

  A Fund or the Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund or the Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund or the Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Funds or the Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Trust's or the Portfolio's Board of Trustees, as applicable.

  Government Income Fund, Strategic Income Fund, Growth & Income Fund or the Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investment of the Fund or the Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund or the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund or the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund or the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund or the Portfolio to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring the Fund or the Portfolio to sell a currency, the Fund or the Portfolio either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund or the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund or the Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund or the Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to a Fund or the Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund or the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

  A Fund or the Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's or the Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund or the Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

  A Fund or the Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund or the Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-advisor believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

  The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund or the Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund or the Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund or the Portfolio) expose the Fund or the Portfolio to an obligation to another party. A Fund or the Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund and the Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's or the Portfolio's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's or the Portfolio's ability to meet redemption requests or other current obligations.

INTEREST RATE AND CURRENCY SWAPS

  Strategic Income Fund and the Portfolio usually will enter into interest rate swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with Strategic Income Fund or the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of each of Strategic Income Fund's and the Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by a custodian that satisfies the requirements of the 1940 Act. Strategic Income Fund and the Portfolio will also establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by that Fund or the Portfolio. The Sub-advisor, Strategic Income Fund and the Portfolio believe that swaps, caps and floors do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's and the Portfolio's borrowing restrictions. The Strategic Income Fund and the Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty combined with any credit enhancements is rated at least A by Moody's or S&P, or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Sub-advisor. If a counterparty defaults, the Strategic Income Fund or the Portfolio may have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

                                  RISK FACTORS

NON-DIVERSIFIED CLASSIFICATION

  The Funds and the Portfolio are classified as "non-diversified" funds under the 1940 Act. As a result, the Funds and the Portfolio will be able to invest in a fewer number of issuers than if they were classified as "diversified" funds under the 1940 Act. To the extent that the Funds and the Portfolio invest in a smaller number of issuers, the value of the Funds' and the Portfolio's shares may fluctuate more widely and the Funds and the Portfolio may be subject to greater investment and credit risk with respect to the portfolio.

ILLIQUID SECURITIES

  Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio each may invest up to 15% of net assets in illiquid securities. Securities may be considered illiquid if a Fund or the Portfolio cannot reasonably expect within seven days to receive approximately the amount at which the Fund or the Portfolio values such securities. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, each Fund and the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund or the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund or the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund or the Portfolio, however, could affect adversely the marketability of such portfolio securities and a Fund or the Portfolio might be unable to dispose of such securities promptly or at favorable prices.

  With respect to liquidity determinations generally, the Trust's or the Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-advisor in accordance with procedures approved by the Board. The Sub-advisor takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security;
(iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Sub-advisor will monitor the liquidity of securities held by each Fund and the Portfolio and report periodically on such decisions to the Trust's or the Portfolio's Board of Trustees. Moreover, as noted in the Prospectus, certain securities, such as those subject to registration restrictions of more than seven days, will generally be treated as illiquid. If the liquidity percentage restriction of a Fund or the Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by a Fund or the Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund or Portfolio increases above the applicable limit, the Sub-advisor will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund or the Portfolio.

FOREIGN SECURITIES

  Political, Social and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization, confiscatory taxation or other confiscation by any country, either a Fund or the Portfolio could lose its entire investment in any such country. Economies in emerging markets are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

  Religious, Political and Ethnic Instability. Certain countries in which a Fund or the Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's or the Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund or the Portfolio invests and adversely affect the value of the Fund's or the Portfolio's assets.

  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund or the Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

  Non-Uniform Corporate Disclosure Standards and Governmental
Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund or the Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Sub-advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

  Currency Fluctuations. Because the Funds and the Portfolio, under normal circumstances, will invest substantial portions of their total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of each Fund's and the Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of each Fund's and the Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in their respective net asset values and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Funds. Moreover, if the value of the foreign currencies in which a Fund or the Portfolio receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, the Fund or the Portfolio may be required to liquidate securities in order to make distributions if the Fund or the Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

  The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries, and the United States, and other economic and financial conditions affecting the world economy.

  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EMU"). The EMU has established a common European currency for participating countries which will be known as the "euro." Each participating country has supplemented the existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro after January 1, 1999.

  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Funds.

  Although the Funds and the Portfolio value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds and the Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund or the Portfolio are uninvested and no return is earned thereon. The inability of a Fund or the Portfolio to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Sub-advisor will consider such difficulties when determining the allocation of each Fund's or the Portfolio's assets, although the Sub-advisor does not believe that such difficulties will have a material adverse effect on the Funds' or the Portfolio's portfolio trading activities.

  The Funds and the Portfolio may use foreign custodians, which may charge higher custody fees than those attributable to domestic investing and may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' and the Portfolio's investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

  Withholding Taxes. Each Fund's and the Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's and the Portfolio's income or delaying the receipt of income where those taxes may be recaptured. See "Dividends, Distributions and Tax Matters" herein.

  Concentration. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

  Special Considerations Affecting Western European Countries. The countries that are members of the European Economic Community ("Common Market") (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, Sweden and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Sub-advisor believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.

  Special Considerations Affecting Russia and Eastern European
Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Special Considerations Affecting Japan. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

  The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

  Special Considerations Affecting Pacific Region Countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Funds may invest in Hong Kong, which reverted to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

  Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

  Special Considerations Affecting Emerging Markets. Strategic Income Fund, Growth & Income Fund and the Portfolio may invest in debt securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in debt securities in developed countries. Similarly, for Growth & Income Fund, investing in the equity securities of companies in emerging markets entails additional risks. These risks affecting debt and equity investments in emerging markets include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Funds' and the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Because of the special risks associated with investing in emerging markets, an investment in the Fund should be considered speculative.

  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

  Government Income Fund and Strategic Income Fund may invest in mortgage-backed and asset-backed securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional bonds. Among the major differences are that interest and principal payments are made more frequently (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage-backed and asset-backed securities may also decrease in value as a result of increasing market interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of the Fund. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the Fund purchased the security. The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities.

  Foreign mortgage-backed securities markets are substantially smaller than U.S. markets, but have been established in several countries, including Germany, Denmark, Sweden, Canada and Australia, and may be developed elsewhere. Foreign mortgage-backed securities generally are structured similar to domestic mortgage-backed securities, and they normally present substantially similar investment risks as well as the other risks normally associated with foreign securities.

LOWER QUALITY DEBT SECURITIES

  Under normal market conditions the Strategic Income Fund may invest up to 65%, and the Portfolio may invest up to 100%, of their respective total assets in debt securities rated below investment grade. Such investments involve a high degree of risk.

  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, D, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest quality debt that is not in default as to principal or interest and such issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than higher quality securities with regard to a deterioration of general economic conditions. These securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." As noted above, Strategic Income Fund and the Portfolio may invest in debt securities rated below C, which are in default as to principal and/or interest.

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit quality in response to subsequent events, so that an issuer's current financial conditions may be better or worse than a rating indicates.

  The marked values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from Strategic Income Fund and the Portfolio. If an issuer exercises these provisions in a declining interest rate market, Strategic Income Fund and the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, Strategic Income Fund and the Portfolio may have difficulty disposing of lower quality securities because there may be a thin trading market for such securities. There may be no established retail secondary market for many of these securities, and Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for Strategic Income Fund and the Portfolio to obtain accurate market quotations for purposes of valuing the securities in the portfolios of Strategic Income Fund and the Portfolio. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower quality securities, especially in a thinly traded market. Strategic Income Fund and the Portfolio also may acquire lower quality debt securities during an initial underwriting or may acquire lower quality debt securities which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  Factors having an adverse effect on the market value of lower rated securities or their equivalents purchased by the Strategic Income Fund and the Portfolio will adversely impact the respective net asset values of the Funds. In addition to the foregoing, such factors may include: (i) potential adverse publicity;
(ii) heightened sensitivity to general economic or political conditions; and
(iii) the likely adverse impact of a major economic recession. Strategic Income Fund and the Portfolio also may incur additional expenses to the extent they are required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and Strategic Income Fund and the Portfolio may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

  As of October 31, 1998, the Strategic Income Fund and the Portfolio had      %
and      %, respectively, of their total net assets in debt securities that
received a rating from Moody's and      % of its total net assets in debt
securities that were not so rated. In addition, the Strategic Income Fund and
the Portfolio had      % and      %, respectively, of their total net assets in
cash and net receivables. The Strategic Income Fund and the Portfolio had      %
and      %, respectively, of their total net assets invested in rated
securities; Aaa --      % and      %; Aa --      % and      %; A --      % and
     %; Baa --      % and      %; Ba --      % and      %; B --      % and
     %; Caa --      % and      %; Ca --      % and      %; C --      % and
     %. Included under the unrated category are securities held by the Strategic Income Fund or the Portfolio which, while unrated, have been determined by the Sub-advisor to be of comparable quality to securities in the following rating
categories: Ba --      % and      %; and B --      % and      %. It should be
noted that the allocation of the investments of the Strategic Income Fund or the Portfolio by rating on any given date will vary and should not be considered representative of their future portfolio composition.

                             INVESTMENT LIMITATIONS

  Each Fund and the Portfolio has adopted the following investment limitations as fundamental policies which may not be changed without approval by the holders of a majority of the outstanding shares of the Fund or Portfolio, as applicable. Whenever Emerging Markets Debt Fund is requested to vote on a change in the investment limitations of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

GOVERNMENT INCOME FUND

  Government Income Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following investment policies of Government Income Fund are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval. The Fund may not:

          (1) Borrow money to purchase securities or borrow money except for temporary or emergency purposes. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

          (2) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

          (3) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (4) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts;

          (5) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

STRATEGIC INCOME FUND

  Strategic Income Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the Fund's concentration policy contained in limitation (1) above, the Fund intends to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following investment policies of Strategic Income Fund are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval. The Fund may not:

          (1) Invest more than 15% of its total assets in illiquid securities;

          (2) Borrow money to purchase securities and will not invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund.);

          (3) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies, and limitations as the Fund);

          (4) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (5) Enter into a futures contract, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contracts; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

EMERGING MARKETS DEBT FUND AND THE PORTFOLIO

  Emerging Markets Debt Fund and the Portfolio each may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (4) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan; or

          (6) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

  For purposes of the Fund's and the Portfolio's concentration policy contained in limitation (1) above, they intend to comply with the SEC staff positions that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following investment policies of Emerging Markets Debt Fund and the Portfolio are not fundamental policies and may be changed by vote of the Trust's or the Portfolio's Board of Trustees without shareholder approval. The Fund and the Portfolio each may not:

          (1) Invest in securities of an issuer if the investment would cause the Fund or the Portfolio to own more than 10% of any class of securities of any one issuer (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

          (2) Invest in companies for the purpose of exercising control or management (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the Fund);

          (3) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's or the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund or the Portfolio has entered into;

          (4) Invest more than 10% of its total assets in shares of other investment companies and invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company (provided, however, that the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives as the
     Fund);

          (5) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

GROWTH & INCOME FUND

  Growth & Income Fund may not:

          (1) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

          (2) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-based securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 3/4% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial operations and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  Notwithstanding any other investment policy of Growth & Income Fund, Growth & Income Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the Fund's concentration policy contained in limitation (1) above, Growth & Income Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

  The following operating policies of the Growth & Income Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. The Fund may not:

          (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

          (2) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

          (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (4) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

          (5) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (6) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets; or

          (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  Investors should refer to each Fund's Prospectus for further information about each Fund's respective investment objectives, which may not be changed without the approval of the Fund's shareholders and its corresponding Portfolio's investment objective, which may be changed without the approval of the Portfolio's shareholders, and other investment policies and techniques, which may be changed without shareholder approval.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

  Subject to policies established by the Trust's and the Portfolio's Board of Trustees, the Sub-advisor is responsible for the execution of Government Income Fund's, Strategic Income Fund's, Growth & Income Fund's and the Portfolio's portfolio transactions and the selection of broker/dealers that execute such transactions on behalf of these Funds and the Portfolio. In executing transactions, the Sub-advisor seeks the best net results for Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-advisor generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds and the Portfolio may engage in soft dollar arrangements for research services, as described below, neither the Funds nor the Portfolio has any obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

  Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions.

  Consistent with the interests of the Funds and the Portfolio, the Sub-advisor may select brokers to execute the Funds' and the Portfolio's portfolio transactions on the basis of the research and brokerage services they provide to the Sub-advisor for its use in managing the Funds and the Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Sub-advisor under investment management and administration contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-advisor determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-advisor to the Funds and the Portfolio and its other clients and that the total commissions paid by the Funds and the Portfolio will be reasonable in relation to the benefits received by the Funds and the Portfolio over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

  The Sub-advisor may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Funds or the Portfolio toward payment of the Funds' or the Portfolio's expenses, such as transfer agent and custodian fees.

  Investment decisions for each Fund and the Portfolio and for other investment accounts managed by the Sub-advisor are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or both Funds and the Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Funds and the Portfolio are concerned, in other cases the Sub-advisor believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds and the Portfolio.

  Under a policy adopted by the Trust's and the Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-advisor may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM or the Sub-advisor serves as investment manager in selecting brokers and dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.

  Each Fund and the Portfolio contemplates purchasing most foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

  Foreign equity securities may be held by a Fund and the Portfolio in the form of ADRs, ADSs, CDRs, GDRs or EDRs or securities convertible into foreign equity securities. ADRs, ADSs, CDRs, GDRs and EDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds and the Portfolio may invest generally are traded in the OTC markets.

  The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  The Funds and the Portfolio contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliates of AIM and the Sub-advisor. The Trust's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal years ended October 31, 1998, 1997 and 1996, the Portfolio paid aggregate brokerage commissions of
$     , $0 and $86,600, respectively. For the fiscal years ended October 31,
1998, 1997 and 1996, Government Income Fund paid aggregate brokerage commissions
of $     , $4,987 and $24,663, respectively. For the fiscal years ended October
31, 1998, 1997 and 1996, the Strategic Income Fund paid aggregate brokerage
commissions of $     , $6,177 and $85,404, respectively. For the fiscal years
ended October 31, 1998, 1997 and 1996, Growth & Income Fund paid aggregate
brokerage commissions of $       , $463,307 and $257,953, respectively. For the
fiscal years ended October 31, 1996 and 1997, the Growth & Income Fund paid to LGT Bank in Liechtenstein, AG, which was an "affiliated" broker, aggregate brokerage commissions of $16,898 and $12,262, respectively, for transactions involving purchases and sales of portfolio securities which represented 6.55% and 2.65%, respectively, of the total brokerage commissions paid by the Fund and 5.69% and 2.94%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the Fund.

PORTFOLIO TRADING AND TURNOVER

  Each Fund and the Portfolio engages in portfolio trading when the Sub-advisor concludes that the sale of a security owned by a Fund and the Portfolio and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's and the Portfolio's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities. Although the Funds and the Portfolio generally do not intend to trade for short-term profits, the securities in each Fund's and the Portfolio's portfolio will be sold whenever the Sub-advisor believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's or the Portfolio's average month-end portfolio value, excluding short-term investments. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund or the Portfolio will bear directly, and could result in the realization of net capital gains that would be taxable when distributed to shareholders. The portfolio turnover rates for the Government Income Fund, Growth & Income Fund, Strategic Income Fund and the Portfolio the last three fiscal years were as follows:

                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                   OCT. 31, 1998   OCT. 31, 1997   OCT. 31, 1996
                                                   -------------   -------------   -------------
Emerging Markets Debt Portfolio..................          %            214%            290%
Government Income Fund...........................          %            241%            268%
Growth & Income Fund.............................          %             50%             39%
Strategic Income Fund............................          %            149%            177%

                                   MANAGEMENT

  The Trust's Board of Trustees has overall responsibility for the operation of the Funds. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisors, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Fund and to the general supervision of the Trust's Board of Trustees.

TRUSTEES AND EXECUTIVE OFFICERS

  The Trust and the Portfolio's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

----------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
----------------------------------------------------------------------------------------------------
 ROBERT H. GRAHAM (51)       Trustee, Chairman of the Board  Director, President and Chief Executive
                             and President                   Officer, A I M Management Group Inc.;
                                                             Director and President, A I M Advisors,
                                                             Inc.; Director and Senior Vice
                                                             President, A I M Capital Management,
                                                             Inc., A I M Distributors, Inc., A I M
                                                             Fund Services, Inc. and Fund Management
                                                             Company; and Director, AMVESCAP PLC.
----------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON (57)      Trustee                         President, Plantagenet Capital
 220 Sansome Street                                          Management, LLC (an investment
 Suite 400                                                   partnership); Chief Executive Officer,
 San Francisco, CA 94104                                     Plantagenet Holdings, Ltd. (an
                                                             investment banking firm); Director,
                                                             Anderson Capital Management, Inc. since
                                                             1988; Director, PremiumWear, Inc.
                                                             (formerly Munsingwear, Inc.) (a casual
                                                             apparel company); Director, "R" Homes,
                                                             Inc. and various other companies; and
                                                             Trustee, each of the other investment
                                                             companies registered under the 1940 Act
                                                             that is sub-advised or sub-administered
                                                             by the Sub-advisor.
----------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY (59)        Trustee                         Partner, law firm of Baker & McKenzie;
 Two Embarcadero Center                                      Director and Chairman, C.D. Stimson
 Suite 2400                                                  Company (a private investment company);
 San Francisco, CA 94111                                     and Trustee, each of the other
                                                             investment companies registered under
                                                             the 1940 Act that is sub-advised or
                                                             sub-administered by the Sub-advisor.
----------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON (54)    Trustee                         Managing Partner, Accel Partners (a
 428 University Avenue                                       venture capital firm); Director,
 Palo Alto, CA 94301                                         Viasoft and PageMart, Inc. (both public
                                                             software companies) and several other
                                                             privately held software and
                                                             communications companies; and Trustee,
                                                             each of the other investment companies
                                                             registered under the 1940 Act that is
                                                             sub-advised or sub-administered by the
                                                             Sub-advisor.
----------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY (63)        Trustee                         Private investor; President, Quigley
 1055 California Street                                      Friedlander & Co., Inc. (a financial
 San Francisco, CA 94108                                     advisory services firm) from 1984 to
                                                             1986; and Trustee, each of the other
                                                             investment companies registered under
                                                             the 1940 Act that is sub-advised or
                                                             sub-administered by the Sub-advisor.
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
----------------------------------------------------------------------------------------------------
 +JOHN J. ARTHUR (53)        Vice President                  Director and Senior Vice President,
                                                             A I M Advisors, Inc.; Vice President
                                                             and Treasurer, A I M Management Group
                                                             Inc.
----------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY (53)     Vice President and Principal    Senior Vice President -- Mutual Fund
 50 California Street        Accounting Officer              Accounting, the Sub-advisor since 1997;
 San Francisco, CA 94111                                     Vice President -- Mutual Fund
                                                             Accounting, the Sub-advisor from 1992
                                                             to 1997.
----------------------------------------------------------------------------------------------------
 MELVILLE B. COX (54)        Vice President                  Vice President and Chief Compliance
                                                             Officer, A I M Advisors, Inc., A I M
                                                             Capital Management, Inc., A I M
                                                             Distributors, Inc., A I M Fund
                                                             Services, Inc. and Fund Management
                                                             Company.
----------------------------------------------------------------------------------------------------
 GARY T. CRUM (50)           Vice President                  Director and President, A I M Capital
                                                             Management, Inc.; Director and Senior
                                                             Vice President, A I M Management Group
                                                             Inc. and A I M Advisors, Inc.; and
                                                             Director, A I M Distributors, Inc. and
                                                             AMVESCAP PLC.
----------------------------------------------------------------------------------------------------
 +CAROL F. RELIHAN (44)      Vice President                  Director, Senior Vice President,
                                                             General Counsel and Secretary, A I M
                                                             Advisors, Inc.; Senior Vice President,
                                                             General Counsel and Secretary, A I M
                                                             Management Group Inc.; Director, Vice
                                                             President and General Counsel, Fund
                                                             Management Company; Vice President and
                                                             General Counsel, A I M Fund Services,
                                                             Inc.; and Vice President, A I M Capital
                                                             Management, Inc. and A I M
                                                             Distributors, Inc.
----------------------------------------------------------------------------------------------------
 DANA R. SUTTON, (39)        Vice President and Assistant    Vice President and Fund Controller,
                             Treasurer                       A I M Advisors, Inc.; and Assistant
                                                             Vice President and Assistant Treasurer,
                                                             Fund Management Company.
----------------------------------------------------------------------------------------------------

  The Board of Trustees has a Nominating and Audit Committee, composed of Miss Quigley (Chairman) and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's Executive Officers held similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a trustee, officer or employee of the Sub-advisor or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursement from the Trust. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not trustees, officers, or employees of the
Sub-advisor or any affiliated company, received total compensation of $       ,
$       , $       and $       , respectively, from the Trust for their services
as Trustees. For the fiscal year ended October 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not trustees, officers or employees of the Sub-advisor or any other affiliated company, received total
compensation of $       , $       , $       and $       , respectively, from the
investment companies managed or administered by AIM and sub-advised or sub-advised by the Sub-advisor for which he or she serves as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or
retirement benefits. As of             , 1998, the Officers and Trustees and
their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Funds or of all the Trust's series in the aggregate.

---------------

+ Mr. Arthur and Ms. Relihan are married to each other.

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

  AIM serves as Government Income Fund's, Strategic Income Fund's and Growth & Income Fund's investment manager and administrator under an investment management and administration contract between the Trust and AIM ("Trust Management Contract"). INVESCO Asset Management Limited serves as the Portfolio's sub-advisor and sub-administrator under a sub-advisory and sub-administration Agreement between AIM and the Sub-advisor ("Portfolio Management Sub-Contract," and together with the Portfolio Management Contract, the "Portfolio Management Contracts"). AIM serves as the Portfolio's investment manager and administrator under an Investment Management and Administration Contract between the Portfolio and AIM ("Portfolio Management Contract") (collectively, "Management Contracts"). [The Sub-advisor serves as sub-administrator to each Feeder Fund under a sub-administration contract between AIM and the Sub-advisor ("Administration Sub-Contract," and together with the Administration Contract, the "Administration Contracts").] AIM serves as Emerging Markets Debt Fund's administrator under an Administration Contract ("Administration Contract") between the Trust and AIM. The Sub-advisor serves as the sub-advisor and sub-administrator to the Government Income Fund, and Growth & Income Fund and INVESCO (NY), Inc. serves as sub-advisor and sub-administrator to Strategic Income Fund under a sub-advisory and sub-administration Contract between AIM and the Sub-advisor ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM and the Sub-advisor make all investment decisions for Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio and as administrators, AIM and the Sub-advisor administer each Fund's and the Portfolio's affairs. Among other things, AIM and the Sub-advisor furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust, the Funds, and the Portfolio and provide suitable office space, necessary small office equipment and utilities.

  The Management Contracts may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Trust's or the Portfolio's Board of Trustees, as applicable, or by the vote of a majority of the Fund's or the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or the Administration Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to Government Income Fund, Strategic Income Fund, Growth & Income Fund and the Portfolio, and the Administration Contracts provide that with respect to the Emerging Markets Debt Fund, either the Trust, the Portfolio or each of AIM or the Sub-advisor may terminate the Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts and the Administration Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).

  In each of the last three fiscal years Government Income Fund paid investment management and administration fees to the Sub-advisor in the following amounts:

YEAR ENDED OCTOBER 31,                                         AMOUNT PAID
----------------------                                         -----------
1998........................................................   $
1997........................................................    2,403,043
1996........................................................    3,672,503

  In each of the last three fiscal years Strategic Income Fund paid investment management and administration fees to the Sub-advisor in the following amounts:

YEAR ENDED OCTOBER 31,                                         AMOUNT PAID
----------------------                                         -----------
1998........................................................   $
1997........................................................    3,474,804
1996........................................................    3,807,689

  In each of the last three fiscal years the Growth & Income Fund paid investment management and administration fees to the Sub-advisor in the following amounts:

YEAR ENDED OCTOBER 31,                                         AMOUNT PAID
----------------------                                         -----------
1998........................................................   $
1997........................................................    6,900,695
1996........................................................    6,282,438
1995........................................................    6,301,399

  In each of the last three fiscal years Emerging Markets Debt Portfolio paid investment management and administration fees to the Sub-advisor in the following amounts:

YEAR ENDED OCTOBER 31,                                         AMOUNT PAID
----------------------                                         -----------
1998........................................................   $
1997........................................................    2,971,167
1996........................................................    3,014,924

  In each of the last three fiscal years Emerging Markets Debt Fund paid administration fees to the Sub-advisor in the following amounts:

YEAR ENDED OCTOBER 31,                                         AMOUNT PAID
----------------------                                         -----------
1998........................................................   $
1997........................................................    1,136,471
1996........................................................    1,015,220

  For these services, each Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, [at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on the amounts thereafter.] Out of the aggregate fees payable by each Fund, AIM pays each Sub-advisor sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from each Fund. The investment management and administration fees paid by the Funds are higher than those paid by most mutual funds. The Funds pay all expenses not assumed by AIM, the Sub-advisors, AIM Distributors or other agents. AIM has undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of each Fund's Class A and Class B and Class C shares, respectively.

  AIM also serves as the Funds' pricing and accounting agent. For these services, AIM receives a fee based on the aggregate net assets of the funds which comprise the following investment companies: AIM Growth Series, AIM Investment Funds, AIM Investment Portfolios, AIM Series Trust, G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust. The fee is calculated at the rate of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion. An amount is allocated to and paid by each such fund based on its relative average daily net assets.

  AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administrative services agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. INVESCO (NY), Inc., 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-advisor to Strategic Income Fund pursuant to an investment sub-advisory and sub-administration agreement. Prior to May 29, 1998, the Sub-advisor was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of INVESCO (NY), Inc., consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included INVESCO (NY), Inc. and certain other affiliates. As a result of this transaction, the INVESCO (NY), Inc. is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, INVESCO (NY), Inc. and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.
[INVESCO Asset Management Ltd., 11 Devonshire Square, London, EC2M 4YR, England, serves as the sub-advisor and sub-administrator to Strategic Income Fund.]

  AIM, the Sub-advisors and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. A I M Management Group Inc. ("AIM Management"), AIM and the Sub-advisors are both indirect wholly owned subsidiaries of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

  In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-advisors draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Funds, the Sub-advisors employ a team approach, taking advantage of its investment resources around the world.

  In placing securities for a Fund's portfolio transactions, the Sub-advisors seek to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-advisors may consider a broker/dealer's sale of shares of the AIM

Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisors. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders. See "Dividends, Distributions and Tax Matters."

  AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM is also the sole shareholder of the Funds' principal underwriter, AIM Distributors.

DISTRIBUTION SERVICES

  Each Fund's Advisor Class shares are offered continuously through each Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to a distribution contract between the Trust and AIM Distributors without a sales charge or a contingent deferred sales charge.

EXPENSES OF THE FUNDS AND THE PORTFOLIO

  Each Fund and the Portfolio pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agent and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared by the Funds and other funds organized as series of the Trust are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's and the Portfolio's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund and the Portfolio generally are higher than the comparable expenses of such other funds.

                         NET ASSET VALUE DETERMINATION

  The net asset value per share of each Fund and Portfolio is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund and Portfolio. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund or Portfolio is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of a Fund's or the Portfolio's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's or the Portfolio's net asset value per share is made in accordance with generally accepted accounting principles.

  Each equity security is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the last available bid. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's or Portfolio's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's or Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Fund.

                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."

  For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.

  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchange Privilege."

  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS"), the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

BACKUP WITHHOLDING

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding.

  Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

          (1) the investor fails to furnish a correct TIN to the Fund, or

          (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

          (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

          (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

          (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

  - a corporation

  - an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

  - the United States or any of its agencies or instrumentalities

  - a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

  - a foreign government or any of its political subdivisions, agencies or instrumentalities

  - an international organization or any of its agencies or instrumentalities

  - a foreign central bank of issue

  - a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

  - a futures commission merchant registered with the Commodity Futures Trading Commission

  - a real estate investment trust

  - an entity registered at all times during the tax year under the 1940 Act

  - a common trust fund operated by a bank under Section 584(a)

  - a financial institution

  - a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

  - a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                                     TAXES

TAXATION OF THE FUNDS

  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. The Emerging Markets Debt Fund, as an investor in the Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements described above to qualify as a RIC.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

  See "Taxation of Certain Investment Activities" below for a discussion of the tax consequences to the Emerging Markets Debt Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities by, the Portfolio.

TAXATION OF THE PORTFOLIO -- GENERAL

  The Portfolio is treated as a partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, the Emerging Markets Debt Fund, as an investor in the Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware income or franchise tax.

  Because, as noted above, the Emerging Markets Debt Fund is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether that Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to conduct its operations so that the Emerging Markets Debt Fund will be able to continue to satisfy all those requirements.

  Distributions to the Emerging Markets Debt Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in that Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds that Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of that Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Emerging Markets Debt Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property that Fund invests in the Portfolio, increased by that Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to that Fund and (b) that Fund's share of the Portfolio's losses.

TAXATION OF CERTAIN INVESTMENT ACTIVITIES

  For purposes of the following discussion, "Investor Funds" means the Government Income Fund, the Strategic Income Fund, the Growth & Income Fund and the Portfolio.

  Foreign Taxes. Interest and dividends received by an Investor Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of an Investor Fund's total assets (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of the Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of any foreign taxes paid by the Portfolio) (a "Fund's foreign taxes"). Pursuant to the election, an Investor Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his proportionate share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of the Portfolio's income from those sources) as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Investor Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of the Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

  Passive Foreign Investment Companies. Each Investor Fund may invest in the stock of PFICs. A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Investor Fund is a U.S. shareholder (effective with respect to each Investor Fund for its taxable year beginning November 1,
1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, an Investor Fund will be subject to federal income tax on a part (or, in the case of the Emerging Markets Debt Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of the Emerging Markets Debt Fund, by the Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of the Emerging Markets Debt Fund, the Portfolio's) disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

  If an Investor Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Investor Fund (or, in the case of the Portfolio, the Emerging Markets Debt Fund) would be required to include in income each year its pro rata share (taking into account, in the case of the Emerging Markets Debt Fund, its proportionate share of the Portfolio's pro rata share) of the QEF's ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Investor Fund (or, in the case of the Portfolio, the Emerging Markets Debt Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  Effective for its taxable year beginning November 1, 1998, each Investor Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over an Investor Fund's adjusted basis therein as of the end of that year. Pursuant to the election, an Investor Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. An Investor Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.

  Options, Futures and Foreign Currency Transactions. The Investors Funds' use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses an Investor Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by an Investor Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Investor Fund (or, in the case of the Portfolio, the Emerging Markets Debt Fund).

  Futures and Forward Contracts that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by an Investor Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.

  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Investor Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

  If an Investor Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by an Investor Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

  The Strategic Income Fund and the Portfolio each may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, that Fund and the Portfolio (and, through it, the Emerging Markets Debt Fund) each must include in its income the portion of the OID that accrues on the securities during the taxable year, even if no corresponding payment on them is received during the year. Similarly, the Strategic Income Fund and the Portfolio each must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Strategic Income Fund or the Emerging Markets Debt Fund, or both, may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives (or, in the case of the Emerging Markets Debt Fund, its share of the total amount of cash the Portfolio actually receives). Those distributions will be made from the Fund's (or, in the case of the Emerging Markets Debt Fund, its, or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Fund may (directly or through the Portfolio) realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS

  Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  A portion of the dividends from the Growth & Income Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by that Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. The Funds other than the Growth & Income Fund are not expected to pay dividends eligible for that deduction.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolio. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                            SHAREHOLDER INFORMATION

  This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

[TIMING OF PURCHASE ORDERS

  Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.]

[SHARE CERTIFICATES

  Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s).]

[SPECIAL PLANS

  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. It is recommended that a shareholder considering any of the plans described herein consult a tax advisor before commencing participation in such a plan.

Automatic Dividend Investment Plan

  Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.

Portfolio Rebalancing Program

  The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.

  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. Such exchanges are not tax-free and may result in a shareholder's realizing a gain or loss, as the case may be, for federal income tax purposes. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.

  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.]

TERMS AND CONDITIONS OF EXCHANGES

  Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  The current prospectus of each of the Advisor Class Funds and current information concerning the operation of the exchange privilege are available through AIM Distributors or through any dealer who has executed an applicable agreement with AIM Distributors. Before exchanging shares, investors should review the prospectuses of the funds whose shares will be acquired through exchange. Exchanges of shares are considered to be sales for federal and state income tax purposes and may result in a taxable gain or loss to a shareholder.

  The exchange privilege is not an option or right to purchase shares but is permitted under the respective policies of the participating funds, and may be modified or discontinued by any of such funds or by AIM Distributors at any time, and to the extent permitted by applicable law, without notice.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.]

[EXCHANGES BY MAIL

  Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."]

[EXCHANGES BY TELEPHONE

  Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.]

[REDEMPTIONS BY MAIL

  Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.]

[REDEMPTIONS BY TELEPHONE

  Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.]

[TIMING AND PRICING OF REDEMPTION ORDERS

  Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/ financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.]

SIGNATURE GUARANTEES

  A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account;
(4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

DIVIDENDS AND DISTRIBUTIONS

  [In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.]

[MINIMUM ACCOUNT BALANCE

  If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  AIM Distributors and its agents reserve the right at any time (1) to withdraw all or any part of the offering made by the Fund's Prospectus; (2) to reject any purchase or exchange order or to cancel any purchase due to nonpayment of the purchase price; (3) to increase, waive or lower the minimum investment requirements; or (4) to modify any of the terms or conditions of purchase of shares of such fund. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."]

                           MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

  The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

CUSTODIAN AND TRANSFER AGENT

  State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties. A I M Fund Services, Inc., a wholly owned subsidiary of AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

  Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.

  Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") has entered Into an agreement with the Trust (and certain other AIM Funds), First Data Investor Service Group (formerly The Shareholder Services Group, Inc.) and Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

INDEPENDENT ACCOUNTANTS

  The Funds' and the Portfolio's independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts audits of each Fund's and the Portfolio's financial statements, assists in the preparation of the Funds' and the Portfolio's federal and state income tax returns and consults with the Trust, the Funds and the Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.

  The audited financial statements of the Funds and the Portfolio included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP, as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

LEGAL MATTERS

  The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and the Funds.

SHAREHOLDER LIABILITY

  Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

[NAMES

  Prior to May 29, 1998, AIM Emerging Markets Debt Fund, formerly known as AIM Global High Income Fund, operated under the name of GT Global High Income Fund; AIM Strategic Income Fund operated under the name of GT Global Strategic Income Fund; AIM Global Government Income Fund operated under the name of GT Global Government Income Fund; and AIM Global Growth & Income Fund operated under the name of GT Global Growth & Income Fund.]

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity
securities as of             , 1998, and the percentage of the outstanding
shares held by such holders are set forth below:

                                                                                        PERCENT
                                                                       PERCENT          OWNED OF
                                                                       OWNED OF        RECORD AND
FUND                                   NAME AND ADDRESS OF OWNER       RECORD*        BENEFICIALLY
----                                   -------------------------       --------       ------------
Government Income Fund -- Advisor  NFSC FEBO #179-514144                                  -0-
  Class                            FMT CO Cust IRA
                                   FBO Thomas Stanley Lipscomb
                                   Cook-Fort Worth Children's Med C
                                   801 7th Ave
                                   Fort Worth, TX 76104-2733
Government Income Fund -- Class A  MLPF&S for the Sole Benefit of                         -0-
                                   Its
                                   Customers, Security #
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, 2nd
                                   Floor
                                   Jacksonville, FL 32246-6484
Government Income Fund -- Class B  MLPF&S for the Sole Benefit of                         -0-
                                   Its
                                   Customers, Security #97AM9
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, 2nd
                                   Floor
                                   Jacksonville, FL 32246-6484
Strategic Income Fund -- Advisor   FTC & CO                                               -0-
  Class                            Attn: Datalynx #089
                                   P.O. Box 173736
                                   Denver, CO 80217-3736
Strategic Income Fund -- Class A   MLPF&S for the Sole Benefit of                         -0-
                                   Its
                                   Customers, Security #974TI
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, 2nd
                                   Floor
                                   Jacksonville, FL 32246-6484

                                                                                        PERCENT
                                                                       PERCENT          OWNED OF
                                                                       OWNED OF        RECORD AND
FUND                                   NAME AND ADDRESS OF OWNER       RECORD*        BENEFICIALLY
----                                   -------------------------       --------       ------------
Emerging Markets Debt              Charles Schwab & Co. Inc.                              -0-
  Fund -- Advisor Class            For the Excl Benef. of our Custs.
                                   Reinvest Account
                                   101 Montgomery St.
                                   San Francisco, California
                                   94104-4122
                                   Attn: Mutual Funds
                                   Wells Fargo Bank NA TTEE FBO                           -0-
                                   LGT Asset Management AC
                                   5000201000
                                   Serp Prft Shr Pln ###-##-####
                                   P.O. Box 9800 MAC 9139-027
                                   Calabasas, CA 91372-0800
Emerging Markets Debt              MLPF&S for the Sole Benefit of                         -0-
  Fund -- Class B                  Its
                                   Customers, Security #97AM8
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, 2nd
                                   Floor
                                   Jacksonville, FL 32246-6484
Growth & Income Fund -- Advisor    Wells Fargo Bank NA TTEE FBO                           -0-
  Class                            LGT Asset Management AC
                                   5000201000
                                   Serp Prft Shr Pln ###-##-####
                                   P O Box 9800 MAC 9137-027
                                   Calabasas, CA 91372-0800

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return, as described in the Prospectus, is as follows:
                                       n
                                 P(1+T) =ERV

    Where  P      =   a hypothetical initial payment of $1,000.
           T      =   average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                      portions of such period).

  The standardized returns for the Advisor Class shares of Strategic Income Fund, stated as average annualized total returns for the periods shown, were:

                                                                 STRATEGIC
                                                                  INCOME
                                                                   FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Fiscal year ended Oct. 31, 1998.............................       -2.97%
October 31, 1992 through Oct. 31, 1998......................         n/a
May 31, 1995 (commencement of operations) through Oct. 31,
  1998......................................................        9.36%
March 29, 1988 (commencement of operations) through Oct. 31,
  1998......................................................         n/a

  The standardized returns for the Advisor Class shares of Government Income Fund, stated as average annualized total returns for the periods shown, were:

                                                                GOVERNMENT
                                                                  INCOME
                                                                   FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Fiscal year ended Oct. 31, 1998.............................       11.18%
Oct. 31, 1992 through Oct. 31, 1998.........................         n/a
May 31, 1995 (commencement of operations) through Oct. 31,
  1998......................................................        7.14%
March 29, 1988 (commencement of operations) through Oct. 31,
  1998......................................................         n/a

  The standardized returns for the Advisor Class shares of Emerging Markets Debt Fund, stated as average annualized total returns for the periods shown, were:

                                                                 EMERGING
                                                                  MARKETS
                                                                 DEBT FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Fiscal year ended Oct. 31, 1998.............................      -29.79%
May 31, 1995 (commencement of operations) through Oct. 31,
  1998......................................................        5.08%
Oct. 22, 1992 (commencement of operations) through Oct. 31,
  1998......................................................         n/a

  The standardized returns for the Advisor Class shares of Growth & Income Fund, stated as average annualized total returns, for the periods shown, were:

                                                                GROWTH AND
                                                                INCOME FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Fiscal year ended Oct. 31, 1998.............................       18.27%
Oct. 31, 1992 through Oct. 31, 1998.........................         n/a
June 1, 1995 (commencement of operations) through Oct. 31,
  1998......................................................       16.90%
Sept. 25, 1990 (commencement of operations) through Oct. 31,
  1998......................................................         n/a

NON-STANDARDIZED RETURNS

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:
                                       n
                                 P(1+U) =ERV

    Where  P      =   a hypothetical initial payment of $1,000.
           U      =   average annual total return assuming payment of only a
                      stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  Cumulative total return across a stated period may be calculated as follows:
                                       n
                                 P(1+V) =ERV

    Where  P      =   a hypothetical initial payment of $1,000.
           V      =   cumulative total return assuming payment of all of, a stated
                      portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of Strategic Income Fund, stated as aggregate total returns for the periods shown, were:

                                                                 STRATEGIC
                                                                  INCOME
                                                                   FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
May 31, 1995 (commencement of operations) through Oct. 31,
  1998......................................................        9.36%
March 29, 1988 (commencement of operations) through Oct. 31,
  1998......................................................         n/a

  The aggregate Non-Standardized Returns (not taking sales charges into account) for the Advisor Class shares of Government Income Fund, stated as aggregate total returns for the periods shown, were:

                                                                GOVERNMENT
                                                                  INCOME
                                                                   FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
May 31, 1995 (commencement of operations) through Oct. 31,
  1998......................................................        7.14%
March 29, 1988 (commencement of operations) through Oct. 31,
  1998......................................................         n/a

  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of Emerging Markets Debt Fund, stated as aggregate total returns for the periods shown, were:

                                                                 EMERGING
                                                                  MARKETS
                                                                 DEBT FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
May 31, 1995 (commencement of operations) through Oct. 31,
  1998......................................................        6.72%
Oct. 22, 1992 (commencement of operations) through Oct. 31,
  1998......................................................         n/a

  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of Growth & Income Fund, stated as aggregate total returns for the periods shown, were:

                                                                GROWTH AND
                                                                INCOME FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
June 1, 1995 (commencement of operations) through Oct. 31,
  1998......................................................       16.90%
Sept. 25, 1990 (commencement of operations) through Oct. 31,
  1998......................................................         n/a

YIELD QUOTATIONS

  The standard formula for calculating yield for each Fund, as described in the Prospectus, is as follows:
                                                    6
                      YIELD = 2[((a-b)/(c(LOGO)d)+1) -1]

Where  a    =    dividends and interest earned during a stated 30-day period.
                 For purposes of this calculation, dividends are accrued
                 rather than recorded on the ex-dividend date. Interest
                 earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more
                 appropriate, based on yield to a call date).
       b    =    expenses accrued during period (net of reimbursement).
       c    =    the average daily number of shares outstanding during the
                 period.
       d    =    the maximum offering price per share on the last day of the period.

  The Yields of the Class A shares of Strategic Income Fund, Government Income Fund and Emerging Markets Debt Fund for the one-month period ended October 31, 1996 were 6.58%, 6.23% and 7.29%, respectively. The current yields of the Class B shares of Strategic Income Fund, Government Income Fund and Emerging Markets Debt Fund for the one-month period ended October 31, 1996 were 6.23%, 5.87% and 7.00%, respectively. The Yields of the Advisor Class shares of the Strategic Income Fund, Government Income Fund and Emerging Markets Debt Fund for the one-month period ended October 31, 1996 were 7.27%, 6.74% and 8.04%, respectively.

PERFORMANCE INFORMATION

          Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

     Advertising Age
     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Institutional Investor
     Insurance Forum
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC
     Kiplinger Letter
     Money
     Mutual Fund Forecaster
     Mutual Fund Magazine
     Nation's Business
     New York Times
     Pension World
     Pensions & Investments
     Personal Investor
     Financial Services Week
     Philadelphia Inquirer
     Smart Money
     USA Today
     U.S. News & World Report
     Wall Street Journal
     Washington Post
     CNN
     CNBC
     PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

     Bank Rate National Monitor Index
     Bear Stearns Foreign Bond Index
     Bond Buyer Index
     CDA/Wiesenberger Investment Company Services
       (data and mutual fund rankings and
       comparisons)
     CNBC/Financial News Composite Index
     COFI
     Consumer Price Index
     Datastream
     Donoghue's
     Dow Jones Industrial Average
     EAFE Index
     First Boston High Yield Index
     Fitch (publications)
     Ibbotson Associates International Bond Index
     International Bank for Reconstruction and
       Development (publications)
     International Finance Corporation Emerging
       Markets Database
     International Financial Statistics
     Lehman Bond Indices
     Lipper Analytical Data Services, Inc. (data and
       mutual fund rankings and comparisons)
     Micropal, Inc. (data and mutual fund rankings
       and comparisons)
     Moody's Investors Service (publications)
     Morgan Stanley Capital International All Country
       (AC) World Index
     Morgan Stanley Capital International World
       Indices
     Morningstar, Inc. (data and mutual fund rankings
       and comparisons)
     NASDAQ
     Organization for Economic Cooperation and
       Development (publications)
     Salomon Brothers Global Telecommunications
       Index
     Salomon Brothers World Government Bond
       Index-Non-U.S.
     Salomon Brothers World Government Bond
       Index
     Standard & Poor's (publications)
     Standard & Poor's 500 Composite Stock Price
       Index
     Stangar
     Wilshire Associates
     World Bank (publications and reports)
     The World Bank Publication of Trends in
       Developing Countries
     Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

          10-year Treasuries
          30-year Treasuries
          30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.
C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

ABSENCE OF RATING

  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

          1. An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                              FINANCIAL STATEMENTS

                                       FS

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                     CLASS A, CLASS B AND CLASS C SHARES OF
                            AIM GLOBAL THEME FUNDS:
                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
                       AIM GLOBAL FINANCIAL SERVICES FUND
                          AIM GLOBAL HEALTH CARE FUND
                         AIM GLOBAL INFRASTRUCTURE FUND
                           AIM GLOBAL RESOURCES FUND
                       AIM GLOBAL TELECOMMUNICATIONS FUND
                             (SERIES PORTFOLIOS OF
                             AIM INVESTMENT FUNDS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                    P.O. BOX 4739, HOUSTON, TEXAS 77210-4739
                         OR BY CALLING (800) 347-4246.

                             ---------------------

      STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 1999 RELATING TO
  THE AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND PROSPECTUS DATED MARCH 1,
                                     1999,
     THE AIM GLOBAL FINANCIAL SERVICES FUND PROSPECTUS DATED MARCH 1, 1999,
        THE AIM GLOBAL HEALTH CARE FUND PROSPECTUS DATED MARCH 1, 1999,
       THE AIM GLOBAL INFRASTRUCTURE FUND PROSPECTUS DATED MARCH 1, 1999,
       THE AIM GLOBAL RESOURCES FUND PROSPECTUS DATED MARCH 1, 1999, AND
     THE AIM GLOBAL TELECOMMUNICATIONS FUND PROSPECTUS DATED MARCH 1, 1999

                               TABLE OF CONTENTS

                                                              PAGE NO.
                                                              --------
INTRODUCTION................................................  4

GENERAL INFORMATION ABOUT THE FUNDS.........................  4
  The Trust and Its Shares..................................  4

INVESTMENT STRATEGIES AND RISKS.............................  5
  Selection of Investments and Asset Allocation.............  9
  Privatizations............................................  10
  Temporary Defensive Strategies............................  10
  Investments in Other Investment Companies.................  10
  Depositary Receipts.......................................  11
  Warrants or Rights........................................  11
  Lending of Portfolio Securities...........................  11
  Money Market Instruments..................................  12
  Commercial Bank Obligations...............................  12
  Repurchase Agreements.....................................  12
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................  12
  When Issued or Forward Commitment Securities..............  13
  Short Sales...............................................  13

OPTIONS, FUTURES AND CURRENCY STRATEGIES....................  14
  Introduction..............................................  14
  Special Risks of Options, Futures and Currency
     Strategies.............................................  14
  Writing Call Options......................................  15
  Writing Put Options.......................................  16
  Purchasing Put Options....................................  16
  Purchasing Call Options...................................  17
  Index Options.............................................  18
  Interest Rate, Currency and Stock Index Futures
     Contracts..............................................  19
  Options on Futures Contracts..............................  20
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................  21
  Forward Contracts.........................................  21
  Foreign Currency Strategies -- Special Considerations.....  22
  Cover.....................................................  22

RISK FACTORS................................................  23
  General...................................................  23
  Consumer Products and Services Fund.......................  23
  Financial Services Fund...................................  23
  Health Care Fund..........................................  24
  Infrastructure Fund.......................................  24
  Resources Fund............................................  24
  Telecommunications Fund...................................  24
  Lower Quality Debt Securities.............................  25
  Investing in Smaller Companies............................  25
  Illiquid Securities.......................................  26
  Foreign Securities........................................  27

INVESTMENT LIMITATIONS......................................  30
  Feeder Funds..............................................  30
  Health Care Fund..........................................  32
  Telecommunications Fund...................................  33

EXECUTION OF PORTFOLIO TRANSACTIONS.........................  34
  Portfolio Trading and Turnover............................  36

                                                              PAGE NO.
                                                              --------
MANAGEMENT..................................................  37
  Trustees and Executive Officers...........................  37
  Investment Management and Administration Services relating to the Feeder Funds and the Portfolios.................  38
  Investment Management and Administration Services relating to the Health Care Fund and Telecommunications Fund....  39
  Expenses of the Funds and of the Portfolios...............  40

THE DISTRIBUTION PLANS......................................  40
  The Class A and C Plan....................................  40
  The Class B Plan..........................................  40
  Both Plans................................................  41

THE DISTRIBUTOR.............................................  43

NET ASSET VALUE DETERMINATION...............................  44
  Sales Charges and Dealer Concessions......................  45

REDUCTIONS IN INITIAL SALES CHARGES.........................  47
  Contingent Deferred Sales Charge Exceptions...............  50

HOW TO PURCHASE AND REDEEM SHARES...........................  51
  Backup Withholding........................................  51

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................  53
  Taxation of the Funds.....................................  53
  Taxation of the Theme Portfolios..........................  53
  Foreign Taxes.............................................  53
  Taxation of the Funds' Shareholders.......................  55

SHAREHOLDER INFORMATION.....................................  55

MISCELLANEOUS INFORMATION...................................  58
  Charges for Certain Account Information...................  58
  Custodian and Transfer Agent..............................  58
  Independent Accountants...................................  58
  Legal Matters.............................................  58
  Shareholder Liability.....................................  58
  [Names....................................................  58]
  Special Servicing Agreement...............................  59
  Control Persons and Principal Holders of Securities.......  59

INVESTMENT RESULTS..........................................  60
  Total Return Quotations...................................  60
  Performance Information...................................  64
  General Information about the Theme Funds and Theme
     Portfolios.............................................  65
  Health Care Fund..........................................  66
  Information about the Global Health Care Industries.......  66
  Telecommunications Fund...................................  67
  Deregulation in the United States.........................  67
  Consumer Products and Services Fund.......................  67
  Infrastructure Fund.......................................  68
  Financial Services Fund...................................  68
  Resources Fund............................................  68

APPENDIX....................................................  69
  Description of Bond Ratings...............................  69
  Description of Commercial Paper Ratings...................  70
  Absence of Rating.........................................  70

FINANCIAL STATEMENTS........................................  FS

                                  INTRODUCTION

  This Statement of Additional Information relates to the Class A, Class B and Class C shares of AIM Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), AIM Global Financial Services Fund ("Financial Services Fund"), AIM Global Health Care Fund ("Health Care Fund"), AIM Global Infrastructure Fund ("Infrastructure Fund"), AIM Global Resources Fund ("Resources Fund") and AIM Global Telecommunications Fund ("Telecommunications Fund") (each, a "Fund" or "Theme Fund," and, collectively, the "Funds" or "Theme Funds"). Each Fund is a diversified series of AIM Investment Funds (the "Trust"), a registered open-end management investment company organized as a Delaware business trust. The Consumer Products and Services Fund, Financial Services Fund, Infrastructure Fund and Resources Fund (each, a "Feeder Fund," and, collectively, the "Feeder Funds") invest all of their investable assets in the Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio and Global Resources Portfolio (each, a "Portfolio," and, collectively, the "Portfolios"), respectively.

  A I M Advisors, Inc. ("AIM" or the "Advisor") serves as the investment manager of and administrator for the Health Care Fund, Telecommunications Fund and the Portfolios (each a "Theme Portfolio," and collectively the "Theme Portfolios"). AIM also serve as the administrator and sub-administrator, respectively, for each Feeder Fund.

  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Consumer Products and Services Fund is included in a Prospectus dated March 1, 1999, for Financial Services Fund is included in a Prospectus dated March 1, 1999, for Health Care Fund is included in a Prospectus dated March 1, 1999, for Infrastructure Fund is included in a Prospectus dated March 1, 1999, for Resources Fund is included in a Prospectus dated March 1, 1999 and for Telecommunications Fund is included in a Prospectus dated March 1, 1999. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges described under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES

  The Trust previously operated under the name G.T. Investment Funds, Inc., which was organized as a Maryland corporation on October 29, 1987. The Trust was reorganized on September 8, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: AIM Developing Markets Fund, AIM Emerging Markets Fund, AIM Emerging Markets Debt Fund (formerly, AIM Global High Income Fund), AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth and Income Fund, AIM Global Health Care Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications Fund, AIM Latin American Growth Fund and AIM Strategic Income Fund. Each of these funds has four separate classes: Class A, Class B, Class C and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998, is that of the series of G.T. Investment Funds, Inc. (renamed AIM Investment Funds, Inc.).

  This Statement of Additional Information relates solely to the Class A, B and C shares of the Funds.

  The term "majority of the outstanding shares" of the Trust, of a particular Fund or of a particular class of a Fund or of a particular Portfolio means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund, such class or such Portfolio present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund, such class or such Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund, such class or such Portfolio.

  Unless specifically noted, the Fund's investment policies described in the Prospectuses and in this Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of the Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.

  The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objective.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.

  Class A, Class B, Class C and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. Other than the automatic conversion Class B Shares to Class A Shares, there are no conversions.

  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

  On any matter submitted to a vote of shareholders, shares of each Fund will be voted by each Fund's shareholders individually when the matter affects the specific interest of a Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of a Fund may vote on matters affecting only that class. The shares of each Fund will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.

  Normally there will be no annual meeting of shareholders for any of the Funds in any year, except as required under the 1940 Act. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares [of a Fund]. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.

  Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of each Fund. Each share of a Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of a Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of a Fund, when issued, are fully paid and nonassessable.

                        INVESTMENT STRATEGIES AND RISKS

  The following discussion of investment policies supplements the discussion of the investment objectives and policies set forth in the Prospectus under the headings "Investment Objectives and Strategies" and "Principal Risks of Investing in the Funds."

  The investment objective of each Feeder Fund is long-term capital growth. The investment objectives of the Health Care Fund and Telecommunications Fund are long-term capital appreciation and long-term growth of capital, respectively. The investment objective of a Fund may not be changed without the approval of a majority of the outstanding voting shares of the Fund.

  Each Feeder Fund seeks to achieve its investment objective by investing all of its investable assets in a Portfolio, each of which is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company), with an investment objective that is identical to that of its corresponding Feeder Fund. Whenever the phrase "all of a Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by a Feeder Fund will be its interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or the shareholders of the Feeder Fund could require the Feeder Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Feeder Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Feeder Fund in another pooled investment entity having substantially the same investment objective as the Feeder Fund or the retention by the Feeder Fund of its own investment advisor to manage its assets in accordance with its investment objective, policies and limitations discussed herein.

  In addition to selling an interest therein to the Feeder Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Feeder Fund and may charge different sales commissions. Therefore, investors in the Feeder Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Feeder Fund is the only institutional investor in the Portfolio.

  The Feeder Fund may be materially affected by the actions of other larger investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Feeder Fund could have effective voting control over the operation of the Portfolio.

  In addition to its primary investment policy set forth in its Prospectus, each Theme Portfolio may invest up to 35% of its total assets in debt securities issued by companies in the Theme Portfolio's particular industry and/or equity and debt securities of companies outside of that industry which, in the opinion of the Advisor, stand to benefit from developments in that industry. For each Theme Portfolio's investment purposes, an issuer is considered to be in a particular industry if: (i) at least 50% of either the revenues or the earnings of the issuer was derived from activities related to that particular industry or
(ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year.

  Consumer Products and Services Fund

  Examples of consumer products and services companies include those that manufacture, market, retail, or distribute: durable goods (such as homes, household goods, automobiles, boats, furniture and appliances, and computers); non-durable goods (such as food and beverages and apparel); media, entertainment, broadcasting, publishing and sports-related goods and services (such as television and radio broadcast, motion pictures, wireless communications, gaming casinos, theme parks, restaurants and lodging); and goods and services to companies in the foregoing industries (such as advertisers, textile companies and distribution and shipping companies).

  The Portfolio expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time to time, particularly those that market their products globally. However, consumer products and services companies of a particular nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, the Advisor believes, may offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets.

  The Advisor also believes that the demand for consumer products and services worldwide will increase along with rising disposable incomes in both developed and developing nations. Emerging economics, such as those in China, Southeast Asia, Eastern Europe and Latin America, offer opportunities for the growth and expansion of consumer markets. These regions currently comprise a growing source of inexpensive consumer products for export and a growing source of demand for consumer products and services as the disposable incomes of their populations increase. In the Advisor's view, these changes are likely to create investment opportunities in companies, both local and multinational, that are able to employ innovative manufacturing, marketing, retailing and distribution methods to open new markets and/or expand existing markets.

  Financial Services Fund

  Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance and insurance holding companies.

  The Advisor believes an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. In addition, in the Advisor's view, as the industries evolve, opportunities will emerge for those companies positioned for the future. Thus, the Advisor expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.

  Health Care Fund

  Examples of health care companies include those that are substantially engaged in the design, manufacture or sale of products or services used for or in connection with health care or medicine. Such firms may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development; and companies involved in the ownership and/or operation of health care facilities.

  The Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care industries, however, are global industries with significant, growing markets outside of the United States. A sizeable portion of the companies which comprise the health care industries are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe.

  The Advisor believes that the global health care industries offer attractive long-term supply/demand dynamics. While the United States, Western Europe, and Japan presently account for a substantial portion of health care expenditures, this should change dramatically in the coming decade if the populations of developing countries devote an increasing percentage of income to health care. Additionally, the Advisor believes demographics on aging point to a significant increase in demand from the industrialized nations, as the elderly account for a growing proportion of worldwide health care spending. Finally, in the Advisor's view, technology will continue to expand the range of products and services offered, with new drugs, medical devices and surgical procedures addressing medical conditions previously considered untreatable.

  In addition to these underlying trends, the United States is presently experiencing a period of rapid and profound change in its own health care system, marked by the rise of managed care, the formation of health care delivery networks, and widespread consolidation across all segments of the industry. The Advisor believes that this transition offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.

  Infrastructure Fund

  Examples of infrastructure companies include those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including equipment and services for both data and voice transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/or computer systems; and other products and services, which, in the Advisor's judgment, constitute services significant to the development of a country's infrastructure.

  The Advisor believes that a country's infrastructure is one key to the long-term success of that country's economy. The Advisor believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. The Advisor believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.

  In the developed countries of North America, Europe, Japan and the Pacific Rim, the Advisor expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in the Advisor's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.

  The Advisor believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than the long-term growth rate of the U.S. economy. An integral aspect of certain foreign countries' economies may be the development or improvement of their infrastructure.

  Resources Fund

  Examples of natural resource companies include those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services, which, in the Advisor's opinion are significant to the ownership and development of natural resources and other basic commodities.

  The Advisor believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America is generating new demands for industrial materials that are affecting world commodities markets. The Advisor believes these changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.

  The Advisor also believes that investments in natural resource industries offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. The Advisor believes that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.

  Telecommunications Fund

  Telecommunications companies cover a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. The Advisor will allocate Telecommunications Fund's investments among these sectors depending upon its assessment of their relative long-term growth potential.

  Examples of telecommunications companies include those engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

  The Advisor believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Fund's portfolio. Older technologies, such as photography and print also may be represented, however.

  In addition, each Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Advisor's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION

  Each Theme Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. The industry represented in each Theme Portfolio, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise the infrastructure industries are headquartered outside of the United States.

  For these reasons, the Sub-advisor believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from an investment by a Theme Portfolio. The Sub-advisor uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Sub-advisor seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the industry represented in each Theme Portfolio.

  The Sub-advisor allocates each Theme Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting the Theme Portfolio's investment objective are expected to be the most attractive. Each Theme Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, each Theme Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Financial Services Portfolio's and the Telecommunications Fund's total assets, no more than 50% of each Theme Portfolio's total assets.

  In analyzing specific companies for possible investment, the Sub-advisor ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.

  With respect to the Resources Portfolio, the Advisor has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.

  With respect to the Telecommunications Fund, the Advisor has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses;
(iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.

  There may be times when, in the opinion of the Advisor, prevailing market, economic or political conditions warrant reducing the proportion of the Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the U.S., or a foreign government. A portion of each Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Fund shares to provide for ongoing expenses and to satisfy redemptions.

  In certain countries, governmental restrictions and other limitations on investment may affect a Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Advisor is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Theme Portfolios as described in the Prospectus and this Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Theme Portfolios has a present intention of making any significant investment in any country or stock market in which the Sub-advisor considers the political or economic situation to threaten a Theme Portfolio with substantial or total loss of its investment in such country or market.

PRIVATIZATIONS

  The governments of some foreign countries have been engaged in selling part or all of their stakes in government-owned or controlled enterprises ("privatizations"). The Advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Theme Portfolios in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Theme Portfolios to participate may be limited by local law, or by the terms on which a Theme Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

TEMPORARY DEFENSIVE STRATEGIES

  In the interest of preserving shareholders' capital, the Advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Theme Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of a Theme Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent a Theme Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Theme Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" herein.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

  Each Theme Portfolio may invest in the securities of investment companies (including investment vehicles or companies advised by the Advisor or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, a Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause a Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or
(b) such a purchase would cause the Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Advisor, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Advisor waives its advisory fee to the extent that such fees are based on assets of a Theme Portfolio invested in Affiliated Funds.

DEPOSITARY RECEIPTS

  A Theme Portfolio may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Theme Portfolio's investment policies, a Theme Portfolio's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS

  Warrants or rights may be acquired by a Theme Portfolio in connection with other securities or separately and provide the Theme Portfolio with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES

  For the purpose of realizing additional income, each Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash, U.S. government securities, or certain other irrevocable letters of credit at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loan is outstanding, a Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Theme Portfolio will have a right to call each loan and obtain the securities within the stated settlement period. A Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

MONEY MARKET INSTRUMENTS

  Money market instruments in which the Theme Portfolios may invest include U.S. government securities, high-grade commercial paper, bank certificates of deposit, bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., or P-1 by Moody's Investors Services, Inc. or, if not rated, determined by the Advisor to be of comparable quality.

COMMERCIAL BANK OBLIGATIONS

  For the purposes of each Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

  A repurchase agreement is a transaction in which a Theme Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimal credit risks in accordance with guidelines established by the Trust's or the Portfolios' Board of Trustees, as applicable. The Advisor will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.

  Each Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Theme Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Theme Portfolio's ability to sell the collateral and a Theme Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Theme Portfolio intends to comply with provisions under such Code that would allow the immediate resale of such collateral. Each Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

  Each Theme Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Funds' shares. Each Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., the Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Theme Portfolio's securities holdings or other factors cause the ratio of a Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, no additional investments will be made if a Theme Portfolio's borrowings exceed 5% of its total assets. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if that Theme Portfolio did not borrow.

  Each Theme Portfolio's fundamental investment limitations permit the Theme Portfolio to borrow money for leveraging purposes. However, each Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Trust's or the Portfolios' Board of Trustees, as applicable. If a Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Financial Services Fund, Infrastructure Fund, Resources Fund, Consumer Products and Services Fund or a Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Theme Portfolio's earnings or a Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Theme Portfolio's earnings or a Fund's net asset value would decline faster than would otherwise be the case.

  Each Theme Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Theme Portfolio may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Theme Portfolio will segregate with a custodian liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

WHEN ISSUED OR FORWARD COMMITMENT SECURITIES

  Each Theme Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time that the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Theme Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Theme Portfolio. If a Theme Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time that a Theme Portfolio enters into a transaction on a when-issued or forward commitment basis, the Theme Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Theme Portfolio may incur a loss.

SHORT SALES

  Each Theme Portfolio may make short sales of securities. A short sale is a transaction in which a Theme Portfolio sells a security in anticipation that the market price of that security will decline. A Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

  When a Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

  A Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by that Theme Portfolio on such security, a Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

  If the price of the security sold short increases between the time of the short sale and the time a Theme Portfolio replaces the borrowed security, that Theme Portfolio will incur a loss; conversely, if the price declines, the Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although a Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

  No Theme Portfolio will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Theme Portfolio's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Theme Portfolio's net assets or 2% of the securities of any class of the issuer. Moreover, a Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange. A Theme Portfolio may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Theme Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

INTRODUCTION

  Each Theme Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with Theme Portfolio investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Theme Portfolio may invest in such instruments up to the full value of its portfolio assets.

  To attempt to hedge against adverse movements in exchange rates between currencies, each Theme Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. A Theme Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. A Theme Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.

  In addition, each Theme Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by a Theme Portfolio or that the Advisor intends to include in a Theme Portfolio's holdings. Each Theme Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.

  Further, each Theme Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could adversely affect the Portfolio's holdings. Each Theme Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Each Theme Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

          (1) Successful use of most of these instruments depends upon the Advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Advisor is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Theme Portfolio entered into a short hedge because the Advisor projected a decline in the price of a security in the Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Theme Portfolio could suffer a loss. In either such case, the Theme Portfolio would have been in a better position had it not hedged at all.

          (4) As described below, the Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Theme Portfolio sell a portfolio security at a disadvantageous time. The Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Theme Portfolio.

WRITING CALL OPTIONS

  Each Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Advisor are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Theme Portfolios.

  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Theme Portfolio's investment objective. When writing a call option, a Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Theme Portfolio has written expires, the Theme Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Each Theme Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in that Theme Portfolio's policy that limits the pledging or mortgaging of its assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Theme Portfolio will be obligated to sell the security or currency at less than its market value.

  The premium that a Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

  Each Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

  A Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Theme Portfolio.

WRITING PUT OPTIONS

  Each Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

  A Theme Portfolio generally would write put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for a Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, a Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS

  Each Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, a Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

  Each Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

  A Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Each Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, the Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

  Call options may be purchased by a Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to a Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  A Theme Portfolio may also purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Theme Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of each Theme Portfolio's total assets at the time of each purchase.

  A Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts, by purchasing put or call options on currencies. A put option gives the Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Theme Portfolio anticipates purchasing securities.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. A Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Theme Portfolio. The assets used as cover for OTC options written by a Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Theme Portfolio, there is no assurance that the Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Theme Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Theme Portfolio's exercise of the put, to deliver to the Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Theme Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Theme Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

  Each Theme Portfolio may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Theme Portfolio. A Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

  Each Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, that Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Theme Portfolio realizes a gain; if it is more, the Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Theme Portfolio realizes a gain; if it is less, the Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Theme Portfolio is not able to enter into an offsetting transaction, that Theme Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Theme Portfolio.

  Each Theme Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Theme Portfolio owns, or Futures Contracts will be purchased to protect a Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Theme Portfolio in order to initiate Futures trading and maintain the Theme Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Theme Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If a Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

  To the extent that a Theme Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Theme Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's Board of Trustees and the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Theme Portfolio's assets at risk to 5%.

FORWARD CONTRACTS

  A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Theme Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Theme Portfolio may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

  A Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Trust's or the Portfolios' Board of Trustees, as applicable.

  A Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Theme Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Theme Portfolio to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring a Theme Portfolio to sell a currency, that Theme Portfolio either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Theme Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to a Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

  A Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

  A Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-advisor believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

  The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Theme Portfolio) expose the Theme Portfolio to an obligation to another party. A Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Theme Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Theme Portfolio's ability to meet redemption requests or other current obligations.

                                  RISK FACTORS

GENERAL

  Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of the issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by a Theme Portfolio will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. The value of debt securities held by a Theme Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

CONSUMER PRODUCTS AND SERVICES FUND

  The performance of consumer products and services companies relates closely to the actual and perceived performance of the overall economy, interest rates, and consumer confidence. In addition, many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. As a result of either of these factors, consumer products and services companies may be subject to increased share price volatility.

  Changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the consumer products and services industries. Such governmental regulations may also hamper the development of new business opportunities.

FINANCIAL SERVICES FUND

  Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy), and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.

  The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage, and investment advisory companies are subject to government regulation and risk due to securities trading and underwriting activities.

  Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurance profits may be affected by certain weather catastrophes and other disasters. Life and health insurers' profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations, and profitability.

HEALTH CARE FUND

  Health care industries generally are subject to substantial governmental regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care industries and therefore could affect the performance of the Fund. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

INFRASTRUCTURE FUND

  The nature of regulation of infrastructure industries continues to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the infrastructure industries. Electric, gas, water, and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Government regulation may also hamper the development of new technologies. Adverse regulatory developments could therefore potentially affect the performance of infrastructure Fund.

  In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental, and other safety regulations and changes in the regulatory climate. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies tend to increase when interest rates decline and decrease when interest rates rise. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices.

  Some infrastructure companies, such as water supply companies, operate in highly fragmented market sectors due to local ownership. In addition, some of these companies are mature and experience little or no growth. Either of these factors could have a material effect on infrastructure companies and could therefore affect the performance of Infrastructure Fund.

RESOURCES FUND

  Resources Fund invests in companies that engage in the exploration, development, and distribution of coal, oil and gas in the United States. These companies are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations. Governmental regulation may also hamper the development of new technologies.

  Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased price volatility. Such companies may also be subject to irregular fluctuations in earnings due to changes in the availability of money, the level of interest rates, and other factors.

  The value of securities of natural resource companies will fluctuate in response to market conditions for the particular natural resources with which the issuers are involved. The price of natural resources will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. With respect to precious metals, such price fluctuations may be substantial over short periods of time. In addition, the value of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics.

TELECOMMUNICATIONS FUND

  Telecommunications industries may be subject to greater governmental regulation than many other industries and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the telecommunications industries. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. In addition, certain types of companies in the telecommunications industries are engaged in fierce competition for market share that could result in increased share price volatility.

LOWER QUALITY DEBT SECURITIES

  The Resources Portfolio, Consumer Products and Services Portfolio, and Infrastructure Portfolio may invest up to 20%, and Health Care Fund, Telecommunications Fund, and Financial Services Portfolio may invest up to 5%, of their respective total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Advisor. Such investments involve a high degree of risk. However, the Theme Portfolios will not invest in debt securities that are in default as to payment of principal and interest.

  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase that security from a Theme Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Theme Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Theme Portfolio may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Theme Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Theme Portfolio to obtain accurate market quotations for purposes of valuing its investments. The Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions, and (iii) the likely adverse impact of a major economic recession. The Theme Portfolios may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Theme Portfolios may have limited legal recourse in the event of a default.

INVESTING IN SMALLER COMPANIES

  While a Theme Portfolio's holdings normally will include securities of established suppliers of traditional products and services, a Theme Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

ILLIQUID SECURITIES

  Each Theme Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Theme Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which that Theme Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

  The Advisor believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Theme Portfolios to achieve capital appreciation substantially exceeding the appreciation the Theme Portfolios would realize if they did not make such investments. However, in order to attempt to limit investment risk, the Theme Portfolios will invest no more than 5% of its total assets in Special Situations.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.

  With respect to liquidity determinations generally, the Trust's or the Portfolios' Board of Trustees, as applicable, has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Advisor, in accordance with procedures approved by that Board. The Advisor takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Advisor monitors the liquidity of securities held by each Theme Portfolio and periodically reports such determinations to the Trust's or the Portfolios' Board of Trustees, as applicable. If the liquidity percentage restriction of a Theme Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Theme Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Theme Portfolio increases above the applicable limit, the Advisor will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Theme Portfolio.

FOREIGN SECURITIES

  Political, Social and Economic Risks. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self sufficiency and balance of payments positions. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization, confiscatory taxation or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls, and price controls. These factors could have a material effect on foreign companies and could therefore affect the performance of the Funds.

  Religious, Political and Ethnic Instability. Certain countries in which a Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Theme Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Theme Portfolio invests and adversely affect the value of a Theme Portfolio's assets.

  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Theme Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

  Non-Uniform Corporate Disclosure Standards and Governmental
Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

  Currency Fluctuations. Because each Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of a Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of that Theme Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the appropriate Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of Theme Portfolio distributions, the Theme Portfolio may be required to liquidate securities in order to make distributions if the Theme Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

  The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EMU"). The EMU has established a common European currency for participating countries which will be known as the "euro." Each participating country has supplemented the existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro after January 1, 1999.

  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Theme Portfolios.

  Although each Theme Portfolio values its assets daily in terms of U.S. dollars, the Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to sell that currency to the dealer.

  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Theme Portfolio are uninvested and no return is earned thereon. The inability of a Theme Portfolio to make intended security purchases due to settlement problems could cause that Theme Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to that Theme Portfolio due to subsequent declines in value of the portfolio security or, if that Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Advisor will consider such difficulties when determining the allocation of a Theme Portfolio's assets, although the Advisor does not believe that such difficulties will have a material adverse effect on a Theme Portfolio's portfolio trading activities.

  Each Theme Portfolio may use foreign custodians, which may charge higher custody fees than those attributable to domestic investing and may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning that Theme Portfolio's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.

  Withholding Taxes. Each Theme Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."

  Concentration. To the extent a Theme Portfolio invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

  Special Considerations Affecting Western European Countries. The countries that are members of the European Economic Community ("Common Market") (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, Sweden and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Advisor believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Theme Portfolio.

  Special Considerations Affecting Russia and Eastern European
Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Special Considerations Affecting Japan. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

  The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

  Special Considerations Affecting Pacific Region Countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Theme Portfolios may invest in Hong Kong, which reverted to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Theme Portfolio could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

  Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

  Special Considerations Affecting Emerging Markets. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

  Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                             INVESTMENT LIMITATIONS

FEEDER FUNDS

  The Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund each has the following fundamental investment policy to enable it to invest in the Financial Services Portfolio, Infrastructure Portfolio, Resources Portfolio and Consumer Products and Services Portfolio, respectively:

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  All other fundamental investment policies, and the non-fundamental investment policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Trustees.

  Each Portfolio has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Portfolio. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

          No Portfolio may:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Purchase or sell physical commodities, but the Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Portfolio's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

  The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of the Portfolios' Board of Trustees without shareholder approval. No Portfolio may:

          (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;

          (2) Invest in companies for the purpose of exercising control or management;

          (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

          (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

          (5) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not make any additional investments;

          (6) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company;

          (7) Purchase securities on margin, provided that each Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (8) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  Investors should refer to the Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of the Fund's shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of the Portfolio's shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.

HEALTH CARE FUND

  The Health Care Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

  The Health Care Fund may not:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Health Care Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Engage in the business of underwriting securities of other issuers, except to the extent that the Health Care Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (3) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (4) Purchase or sell physical commodities, but the Health Care Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Health Care Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Health Care Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase securities of any one issuer if, as a result, more than 5% of the Health Care Fund's total assets would be invested in securities of that issuer or the Health Care Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Health Care Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

  Notwithstanding any other investment policy of the Health Care Fund, the Health Care Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  The following investment policies of the Health Care Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. The Health Care Fund will not:

          (1) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Health Care Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Health Care Fund's net assets;

          (2) Purchase securities on margin, provided that the Health Care Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Health Care Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (3) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

          (4) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Health Care Fund's total assets, it will not make any additional investments.

  Investors should refer to the Health Care Fund's Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

TELECOMMUNICATIONS FUND

  The Telecommunications Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

  The Telecommunications Fund may not:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Telecommunications Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Purchase or sell physical commodities, but the Telecommunications Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Telecommunications Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Telecommunications Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Telecommunications Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase securities of any one issuer if, as a result, more than 5% of the Telecommunications Fund's total assets would be invested in securities of that issuer or the Telecommunications Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Telecommunications Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

  Notwithstanding any other investment policy of the Telecommunications Fund, the Telecommunications Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  The following investment policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. The Telecommunications Fund may not:

          (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

          (2) Invest in companies for the purpose of exercising control or management;

          (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

          (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (5) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Telecommunications Fund's total assets, it will not make any additional investments;

          (6) Purchase securities on margin, provided that the Telecommunications Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Telecommunications Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  Investors should refer to the Telecommunications Fund's Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions. A Fund or Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's or Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's or Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

  Subject to policies established by the Trust's and the Portfolios' Board of Trustees, the Advisor is responsible for the execution of each Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Theme Portfolio. In executing transactions, the Advisor seeks the best net results for each Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-advisor generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Theme Portfolio may engage in soft dollar arrangements for research services, as described below, it has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

  Consistent with the interests of each Theme Portfolio, the Advisor may select broker/dealers to execute that Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to the Advisor for its use in managing that Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Advisor under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Advisor to that Theme Portfolio and its other clients and that the total commissions paid by that Theme Portfolio will be reasonable in relation to the benefits it received over the long term. Research services may also be received from dealers who execute portfolio transactions in OTC markets.

  The Advisor may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Theme Portfolio toward payment of its expenses, such as custodian fees.

  Investment decisions for a Theme Portfolio and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including a Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Theme Portfolio is concerned, in other cases the Advisor believes that coordination and the ability to participate in volume transactions will be beneficial to that Theme Portfolio.

  Under a policy adopted by the Trust's and the Portfolios' Board of Trustees, and subject to the policy of obtaining the best net results, the Advisor may consider a broker/dealer's sale of the shares of the Theme Funds and the other portfolios for which AIM or the Advisor serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Theme Funds and such other portfolios.

  Each Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

  Foreign equity securities may be held by a Theme Portfolio in the form of ADRs, ADSs, EDRs, GDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Theme Portfolio may invest are generally traded in the OTC markets.

  A Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Advisor. The Trust's or the Portfolios' Board of Trustees, as applicable, has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

  The Portfolios may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Portfolio, provided the conditions of an exemptive order received by the Portfolios from the SEC are met. In addition, a Portfolio may purchase or sell a security from or to another AIM Fund provided the Portfolios follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  For the fiscal years ended October 31, 1998, 1997 and 1996, the Health Care
Fund paid aggregate brokerage commissions of $          , $1,150,118 and
$1,619,500, respectively. For the fiscal years ended October 31, 1998, 1997 and 1996, the Telecommunications Fund paid aggregate brokerage commissions of
$          , $2,254,069 and $2,848,733, respectively. For the fiscal years ended
October 31, 1998, 1997 and 1996, the Financial Services Portfolio paid aggregate
brokerage commissions of $          , $250,893 and $77,822, respectively. For
the fiscal years ended October 31, 1998, 1997 and 1996, the Infrastructure
Portfolio paid aggregate brokerage commissions of $          , $131,543 and
$124,164, respectively. For the fiscal years ended October 31, 1998, 1997 and 1996, the Resources Portfolio paid aggregate brokerage commissions of
$          , $1,281,212 and $496,370, respectively. For the fiscal years ended
October 31, 1998, 1997 and 1996, the Consumer Products and Services Portfolio
paid aggregate brokerage commissions of $          , $1,454,348 and $356,459,
respectively. For the fiscal years ended October 31, 1998, 1997 and 1996, the Health Care Fund paid to LGT Bank in Liechtenstein AG, which was an "affiliated" broker, aggregate brokerage commissions of $23,081 and $32,898, respectively, for transactions involving purchases and sales of portfolio securities which represented 2.01% and 2.03%, respectively of the total brokerage commissions paid by the Health Care Fund and 1.61% and 1.71%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the Health Care Fund. For fiscal year ended October 31, 1998 and 1997, the Telecommunications Fund paid to LGT Bank in Liechtenstein, AG, which was an "affiliated" broker, aggregate brokerage commissions of $22,584 for transactions involving purchases and sales of portfolio securities which represented 1.00% of the total brokerage commissions paid by the Fund and 0.67% of the aggregate dollar amount of transactions involving payment of commissions by the Fund.

PORTFOLIO TRADING AND TURNOVER

  Although each Theme Portfolio does not intend generally to trade for short-term profits, the securities held by that Theme Portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Theme Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Theme Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1998 and
1997, the Telecommunications Fund's portfolio turnover rates were   % and 35%,
respectively. For the fiscal years ended October 31, 1998 and 1997, the Health
Care Fund's portfolio turnover rates were    % and 149%, respectively. For the
fiscal years ended October 31, 1998 and 1997, the portfolio turnover rates for the Financial Services Portfolio, Infrastructure Portfolio and Resources
Portfolio were    % and 91%,   % and 41%, and   % and 321%, respectively. For
the fiscal years ended October 31, 1998 and 1997, the portfolio turnover rates
for the Consumer Products and Services Portfolio were    % and 392%,
respectively.

                                   MANAGEMENT

  The Trust's Board of Trustees has overall responsibility for the operation of the Funds. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Fund and to the general supervision of the Trust's Board of Trustees.

TRUSTEES AND EXECUTIVE OFFICERS

  The Trust's Trustees and Executive Officers and the Portfolios' Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

----------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
----------------------------------------------------------------------------------------------------
 *ROBERT H. GRAHAM (51)      Trustee, Chairman of the Board  Director, President, and Chief
                             and President                   Executive Officer, A I M Management
                                                             Group Inc.; Director and President,
                                                             A I M Advisors, Inc.; Director and
                                                             Senior Vice President, A I M Capital
                                                             Management, Inc., A I M Distributors,
                                                             Inc., A I M Fund Services, Inc. and
                                                             Fund Management Company; and Director,
                                                             AMVESCAP PLC.
----------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON (57)      Trustee                         President, Plantagenet Capital
 220 Sansome Street                                          Management, LLC (an investment
 Suite 400                                                   partnership); Chief Executive Officer,
 San Francisco, CA 94104                                     Plantagenet Holdings, Ltd. (an
                                                             investment banking firm); Director,
                                                             Anderson Capital Management, Inc. since
                                                             1988; Director, PremiumWear, Inc.
                                                             (formerly Munsingwear, Inc.) (a casual
                                                             apparel company); Director, "R" Homes,
                                                             Inc. and various other companies; and
                                                             Trustee, each of the other investment
                                                             companies registered under the 1940 Act
                                                             that is sub-advised or sub-administered
                                                             by the Sub-advisor.
----------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY (59)        Trustee                         Partner, law firm of Baker & McKenzie;
 Two Embarcadero Center                                      Director and Chairman, C.D. Stimson
 Suite 2400                                                  Company (a private investment company);
 San Francisco, CA 94111                                     and Trustee, each of the other
                                                             investment companies registered under
                                                             the 1940 Act that is sub-advised or
                                                             sub-administered by the Sub-advisor.
----------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON (54)    Trustee                         Managing Partner, Accel Partners (a
 428 University Avenue                                       venture capital firm); Director,
 Palo Alto, CA 94301                                         Viasoft and PageMart, Inc. (both public
                                                             software companies) and several other
                                                             privately held software and
                                                             communications companies; and Trustee,
                                                             each of the other investment companies
                                                             registered under the 1940 Act that is
                                                             sub-advised or sub-administered by the
                                                             Sub-advisor.
----------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY (63)        Trustee                         Private investor; President, Quigley
 1055 California Street                                      Friedlander & Co., Inc. (a financial
 San Francisco, CA 94108                                     advisory services firm) from 1984 to
                                                             1986; and Trustee, each of the other
                                                             investment companies registered under
                                                             the 1940 Act that is sub-advised or
                                                             sub-administered by the Sub-advisor.
----------------------------------------------------------------------------------------------------

---------------

* A Trustee who is an "interested person" of the Trust and A I M Advisors, Inc., as defined in the
  1940 Act.

----------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
----------------------------------------------------------------------------------------------------
 +JOHN J. ARTHUR (53)        Vice President                  Director and Senior Vice President,
                                                             A I M Advisors, Inc.; Vice President
                                                             and Treasurer, A I M Management Group
                                                             Inc.
----------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY (53)     Vice President and Principal    Senior Vice President -- Mutual Fund
 50 California Street        Accounting Officer              Accounting, the Sub-advisor since 1997;
 San Francisco, CA 94111                                     Vice President -- Mutual Fund
                                                             Accounting, the Sub-advisor from 1992
                                                             to 1997.
----------------------------------------------------------------------------------------------------
 MELVILLE B. COX (54)        Vice President                  Vice President and Chief Compliance
                                                             Officer, A I M Advisors, Inc., A I M
                                                             Capital Management, Inc., A I M
                                                             Distributors, Inc., A I M Fund
                                                             Services, Inc. and Fund Management
                                                             Company.
----------------------------------------------------------------------------------------------------
 GARY T. CRUM (50)           Vice President                  Director and President, A I M Capital
                                                             Management, Inc.; Director and Senior
                                                             Vice President, A I M Management Group
                                                             Inc., and A I M Advisors, Inc.; and
                                                             Director, A I M Distributors, Inc. and
                                                             AMVESCAP PLC.
----------------------------------------------------------------------------------------------------
 +CAROL F. RELIHAN (44)      Vice President                  Director, Senior Vice President,
                                                             General Counsel and Secretary, A I M
                                                             Advisors, Inc.; Senior Vice President,
                                                             General Counsel and Secretary, A I M
                                                             Management Group Inc.; Director, Vice
                                                             President and General Counsel, Fund
                                                             Management Company; Vice President and
                                                             General Counsel, A I M Fund Services,
                                                             Inc.; and Vice President, A I M Capital
                                                             Management, Inc. and A I M
                                                             Distributors, Inc.
----------------------------------------------------------------------------------------------------
 DANA R. SUTTON (39)         Vice President and Assistant    Vice President and Fund Controller,
                             Treasurer                       A I M Advisors, Inc.; and Assistant
                                                             Vice President and Assistant Treasurer,
                                                             Fund Management Company.
----------------------------------------------------------------------------------------------------

---------------

+ Mr. Arthur and Ms. Relihan are married to each other.

  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley (Chairman) and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of the Sub-advisor or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursement from the Trust. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-advisor or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Trust for their services as Trustees. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-advisor or any other affiliated company, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-advisor for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of August 10, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of each Fund or of all the Trust's series in the aggregate.

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FEEDER FUNDS AND THE PORTFOLIOS

  AIM serves as each Portfolio's investment manager and administrator under an investment management and administration contract between each Portfolio and AIM ("Portfolio Management Contract"). AIM serves as administrator to each Feeder Fund under an administration contract between the Trust and AIM ("Administration Contract"). The Administration Contract will not be deemed advisory contracts, as defined under the 1940 Act. As investment manager and administrator, AIM makes all investment decisions for each Portfolio and, as administrator, administers each Portfolio's and each Feeder Fund's affairs. Among other things, AIM furnishes the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of each Portfolio and each Feeder Fund and provides suitable office space, necessary small office equipment and utilities.

  The Portfolio Management Contract may be renewed with respect to a Portfolio for additional one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Portfolios' Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Portfolio Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contract provides that with respect to each Portfolio, and the Administration Contract provides that with respect to each Feeder Fund, either the Trust, each Portfolio or AIM may terminate the Contracts without penalty upon sixty days' written notice to the other party. The Portfolio Management Contract terminates automatically in the event of their assignment (as defined in the 1940 Act).

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE HEALTH CARE FUND AND TELECOMMUNICATIONS FUND

  AIM serves as the investment manager and administrator to the Health Care Fund and Telecommunications Fund under an Investment Management and Administration Contract ("Management Contract") between the Trust and AIM. As investment manager and administrator, AIM makes all investment decisions for the Health Care Fund and Telecommunications Fund and administers the Health Care Fund's and Telecommunications Fund's affairs. Among other things, AIM furnishes the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Health Care Fund and Telecommunications Fund, and provides suitable office space, necessary small office equipment and utilities.

  The Management Contract may be renewed for additional one-year terms with respect to the Health Care Fund and Telecommunications Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Trust's Board of Trustees, or by the vote of a majority of the Health Care Fund and Telecommunications Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Health Care Fund and Telecommunications Fund either the Trust or of AIM may terminate the Contracts without penalty upon sixty days' written notice to the other party. The Management Contract terminate automatically in the event of their assignment (as defined in the 1940 Act).

  Each Theme Portfolio paid the following advisory fees net of any expense limitations (fee waivers) for the years ended October 31, 1998, 1997 and 1996:

                                                            1998          1997          1996
                                                         -----------   -----------   -----------
Consumer Products and Services Portfolio...............  $             $ 1,207,854   $   422,640
Financial Services Portfolio...........................                    346,965        99,991
Health Care Fund.......................................                  5,820,067     5,495,494
Infrastructure Portfolio...............................                    772,727       635,456
Resources Portfolio....................................                    979,215       213,856
Telecommunications Fund................................                 17,999,111    23,119,601

  [Prior to October 19, 1998, INVESCO (NY), Inc. was the sub-advisor and sub-administrator to the Theme Portfolios. For the fiscal years ended October 31, 1997 and 1996, the Theme Portfolios paid the above referenced advisory fees to INVESCO (NY), Inc. For the fiscal year ended October 31, 1998, the Theme
Portfolios paid INVESCO (NY) Inc. $     and AIM $     in advisory fees.]

  For the fiscal year ended October 31, 1996, the Sub-advisor reimbursed the Financial Services Portfolio, Infrastructure Portfolio and Resources Portfolio for their respective investment management and administration fees in the amounts of $103,267; $0; and $0. Each of these Portfolios had no reimbursement for the fiscal year ended October 31, 1997. For the fiscal years ended October 31, 1996 and 1997, the Financial Services Fund, Infrastructure Fund and Resources Fund paid administration fees of $34,865 and $119,765; $218,735 and $266,025; and $147,614 and $338,578, respectively.

However, the Sub-advisor reimbursed those Funds for such fees in the amounts of $34,865 and $0; $0 and $0; and $0 and $0, respectively. For the fiscal years ended October 31, 1996 and 1997, the Sub-advisor reimbursed the Consumer Products and Services Portfolio for investment management and administration fees in the amounts of $0 and $0, respectively. For the same periods, the Consumer Products and Services Fund paid $147,623 and $416,297, respectively, in administration fees; however, the Sub-advisor reimbursed the Fund in the amounts of $0 and $0, respectively.

EXPENSES OF THE FUNDS AND OF THE PORTFOLIOS

  Each Fund and each Portfolio pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses and expenses shared among the Funds and other funds organized as series of the Trust are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the service performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Funds or the Portfolios generally are higher than the comparable expenses of such other funds.

                             THE DISTRIBUTION PLANS

THE CLASS A AND C PLAN

  The Trust has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that the Class A shares pay 0.50% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Under the Class A and C Plan, Class C shares of the Funds pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and C shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts [which were purchased on or after a prescribed date set forth in the Plan.] Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

  Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A and C Plan.

THE CLASS B PLAN

  The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its rights to payments under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.

BOTH PLANS

  Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Fund; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of the several special investment plans offered in connection with the purchase of a Fund's shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in a Fund's shares; and providing such other information and services as a Fund or the customer may reasonably request.

  Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

  Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

  Under a Shareholder Service Agreement, each Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of a Fund during such period at the annual rate of 0.25% of the average daily net asset value of the Fund's shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which each Fund's shares are held.

  Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Fund and its respective classes.

  AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of a Fund and not of AIM Distributors.

  For the fiscal year ended October 31, 1998, each Fund paid the following [distribution fees]:

                                                CLASS A      CLASS B     CLASS A   CLASS B
                                               ----------   ----------   -------   -------
                                                                            % OF CLASS
                                                                           AVERAGE DAILY
                                                                            NET ASSETS
Consumer Products and Services Fund..........  $            $              .50%     1.00%
Health Care Fund.............................  $            $              .50%     1.00%
Financial Services Fund......................  $            $              .50%     1.00%
Infrastructure Fund..........................  $            $              .50%     1.00%
Resources Fund...............................  $            $              .50%     1.00%
Telecommunications Fund......................  $            $              .50%     1.00%

  Prior to June 1, 1998, the Trust had adopted a different Rule 12b-1 plan, that operated as a "reimbursement-type" plan (the "Prior Plan"). The Trust provided GT Global, Inc., the distributor at the time the Prior Plan was in effect,
$       in payments under the Prior Plan for 1998. For 1998, the Trust provided
AIM Distributors, the current distributor of the Funds $       .

  Actual fees by category paid by each Fund with regard to the Class A shares during the year ended October 31, 1998 are as follows:

                            CONSUMER
                            PRODUCTS
                              AND       FINANCIAL     HEALTH                                    TELECOMMUNI-
                            SERVICES     SERVICES      CARE     INFRASTRUCTURE   RESOURCES        CATIONS
                              FUND         FUND        FUND          FUND          FUND             FUND
                           ----------   ----------   --------   --------------   ---------   ------------------
CLASS A
  Compensation to
     Underwriters to
     partially offset
     other marketing
     expenses............  $            $            $             $             $                $
  Compensation to Dealers
     including finder's
     fees................  $            $            $             $             $                $

  Actual fees by category paid by each Fund with regard to the Class B Shares during the year ended October 31, 1998 are as follows:

                            CONSUMER
                            PRODUCTS
                              AND       FINANCIAL     HEALTH                                    TELECOMMUNI-
                            SERVICES     SERVICES      CARE     INFRASTRUCTURE   RESOURCES        CATIONS
                              FUND         FUND        FUND          FUND          FUND             FUND
                           ----------   ----------   --------   --------------   ---------   ------------------
CLASS B
  Compensation to
     Underwriters to
     partially offset
     upfront dealer
     commissions and
     other marketing
     costs...............  $            $            $             $             $               $
  Compensation to
     Dealers.............  $            $            $             $             $               $

  The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.

  As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of each Fund and their respective shareholders.

  The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, a Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

  Unless terminated earlier in accordance with their terms, the Plans continue in effect until May 29, 1999 and each year thereafter, as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.

  The Plans may be terminated by the vote of a majority of the Qualified Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

  Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees. In the event the Class A and C Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid under the Class A and C Plan, the Class B shares of each Fund will no longer convert into Class A shares of the same Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of the Fund which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Fund will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

  The principal differences between the Class A and C Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.50% of average daily net assets of the Class A shares of each Fund, as compared to 1.00% of such assets of the Funds' Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessor, GT Global, Inc. unless there has been a complete termination of the Class B Plan (as defined in such Plan) and
(iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

                                THE DISTRIBUTOR

  Information concerning AIM Distributors and the continuous offering of each Fund's shares is set forth in the Prospectus under the headings "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." Master Distribution Agreements with AIM Distributors relating to the Class A and Class B shares of the Funds were approved by the Board of Trustees on May 7, 1998. An Amended and Restated Master Distribution Agreement with AIM Distributors relating to the Class A and C shares of the Funds were approved by the Board of
Trustees on              , 1998. Such Master Distribution Agreements are
hereinafter collectively referred to as the "Distribution Agreements."

  The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing each Fund's prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of each Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of any Fund.

  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold, a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

  AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

  The Trust (on behalf of any class of a Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments by the Fund of asset based distribution fees and service fees to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

  The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by the Trust's distributors for the fiscal year ended October 31, 1998 and 1997.

                                                     1998                  1997
                                              -------------------   -------------------
                                               SALES      AMOUNT     SALES      AMOUNT
                                               CHARGE    RETAINED    CHARGE    RETAINED
                                              --------   --------   --------   --------
Consumer Products and Services Fund.........  $          $          $286,139   $ 85,990
Financial Services Fund.....................  $          $          $ 84,341   $ 22,263
Health Care Fund............................  $          $          $ 13,880   $ 54,971
Infrastructure Fund.........................  $          $          $100,622   $ 24,988
Resources Fund..............................  $          $          $221,895   $ 63,915
Telecommunications Fund.....................  $          $          $497,045   $131,495

  [Prior to June 1, 1998, GT Global Inc. was the Trust's distributor, and a
total of $       sales charges were paid in connection with the sale of Class A
shares of each Fund and the amount retained by GT Global Inc. was $       .]

  The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the fiscal year ended October 31, 1998 and 1997, for Class A and Class B shares:

                                                                 1998         1997
                                                              ----------   ----------
Consumer Products and Services Fund.........................  $            $  545,758
Financial Services Fund.....................................  $            $7,116,869
Health Care Fund............................................  $            $   81,031
Infrastructure Fund.........................................  $            $  261,619
Resources Fund..............................................  $            $  417,878
Telecommunications Fund.....................................  $            $  508,410

                         NET ASSET VALUE DETERMINATION

  The net asset value per share of each Fund is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of each Theme Portfolio's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

  Each equity security held by a Theme Portfolio is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the last available bid. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Fund and the Portfolio.

SALES CHARGES AND DEALER CONCESSIONS

  CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM European Development Fund, AIM Europe Growth Fund, AIM Global Utilities Fund, AIM Global Growth & Income Fund, AIM International Equity Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Large Cap Growth Fund, AIM Mid Cap Equity Fund, AIM Money Market Fund, AIM New Pacific Growth Fund, AIM Select Growth Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund, AIM Weingarten Fund and AIM Worldwide Growth Fund.

                                                                                             DEALER
                                                                                           CONCESSION
                                                               INVESTOR'S SALES CHARGE     ----------
                                                              --------------------------      AS A
                                                                  AS A           AS A      PERCENTAGE
                                                               PERCENTAGE     PERCENTAGE     OF THE
                                                              OF THE PUBLIC   OF THE NET     PUBLIC
                  AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
                     SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
                  -----------------------                     -------------   ----------   ----------
Less than $25,000...........................................      5.50%          5.82%        4.75%
$25,000 but less than $50,000...............................      5.25           5.54         4.50
$50,000 but less than $100,000..............................      4.75           4.99         4.00
$100,000 but less than $250,000.............................      3.75           3.90         3.00
$250,000 but less than $500,000.............................      3.00           3.09         2.50
$500,000 but less than $1,000,000...........................      2.00           2.04         1.60

  CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Emerging Markets Fund, AIM Emerging Markets Debt Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM

Intermediate Government Fund, AIM Latin American Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.

                                                                                             DEALER
                                                                                           CONCESSION
                                                               INVESTOR'S SALES CHARGE     ----------
                                                              --------------------------      AS A
                                                                  AS A           AS A      PERCENTAGE
                                                               PERCENTAGE     PERCENTAGE     OF THE
                                                              OF THE PUBLIC   OF THE NET     PUBLIC
                  AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
                     SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
                  -----------------------                     -------------   ----------   ----------
Less than $50,000...........................................      4.75%          4.99%        4.00%
$50,000 but less than $100,000..............................      4.00           4.17         3.25
$100,000 but less than $250,000.............................      3.75           3.90         3.00
$250,000 but less than $500,000.............................      2.50           2.56         2.00
$500,000 but less than $1,000,000...........................      2.00           2.04         1.60

  CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                             DEALER
                                                                                           CONCESSION
                                                               INVESTOR'S SALES CHARGE     ----------
                                                              --------------------------      AS A
                                                                  AS A           AS A      PERCENTAGE
                                                               PERCENTAGE     PERCENTAGE     OF THE
                                                              OF THE PUBLIC   OF THE NET     PUBLIC
                  AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
                     SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
                  -----------------------                     -------------   ----------   ----------
Less than $100,000..........................................      1.00%          1.01%        0.75%
$100,000 but less than $250,000.............................      0.75           0.76         0.50
$250,000 but less than $1,000,000...........................      0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge, (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.

                      REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

      a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

      b. each transmittal must be accompanied by a single check or wire transfer; and

      c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRS accounts should be linked; or

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

  1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund, and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the

AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund; (b) exchanges of shares of certain other funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

  The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

  - AIM Management and its affiliates, or their clients;

  - Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds(R), and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

  - Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of Investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

  - Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

  - Purchases through approve fee-based programs;

  - Employee benefit plans designated as qualified purchasers as defined above, provided the initial investment in the Fund(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

  - Shareholders of record or discretionary advised clients of any investment advisor holding shares of Weingarten or Constellation on September 8, 1996, or of Charter on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

  - Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of Weingarten or Constellation; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of Weingarten and Constellation is effected within 30 days of the redemption or repurchase;

  - A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

  - Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds; and

  - Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time.

  As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

  CDSCs will not apply to the following:

  - Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

  - Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

  - Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiaries account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

  - Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

  - Liquidation by the Fund when the account value falls below the minimum required account size of $500;

  - Investment account(s) of AIM; and

  - Class C shares where the investor's dealer or record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

  Upon the redemption of shares in Categories I and II purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

  - Shares held more than 18 months;

  - Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

  - Private foundations or endowment funds;

  - Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

  - Shares acquired by exchange from Class A shares in Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.

                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectus under the caption "Purchasing Shares -- How to Purchase Shares."

  The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons, who because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are shown in the Prospectus.

  Complete information concerning the method of exchanging shares of the Funds for shares of the other mutual funds managed or advised by AIM is set forth in the Prospectus under the caption "Exchanging Shares."

  Information concerning redemption of the Funds' shares is set forth in the Prospectus under the caption "Redeeming Shares -- How to Redeem Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the obligation of the Funds to redeem shares, AIM Distributors also repurchases shares. AIM intends to redeem all shares of the Funds in cash. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund telephone: (713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246 (elsewhere) and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by AFS of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable
CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

BACKUP WITHHOLDING

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding.

  Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

          (1) the investor fails to furnish a correct TIN to the Fund, or

          (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

          (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

          (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

          (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

  - a corporation

  - an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

  - the United States or any of its agencies or instrumentalities

  - a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

  - a foreign government or any of its political subdivisions, agencies or instrumentalities

  - an international organization or any of its agencies or instrumentalities

  - a foreign central bank of issue

  - a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

  - a futures commission merchant registered with the Commodity Futures Trading Commission

  - a real estate investment trust

  - an entity registered at all times during the tax year under the 1940 Act

  - a common trust fund operated by a bank under Section 584(a)

  - a financial institution

  - a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

  - a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

TAXATION OF THE FUNDS

  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) the Diversification Requirements. Each Feeder Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies the requirements described above to qualify as a RIC.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

  See the next section for a discussion of the tax consequences to each Feeder Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities by its corresponding Portfolio and to the Health Care Fund and Telecommunications Fund of those transactions and investments.

TAXATION OF THE THEME PORTFOLIOS

  The Portfolios and their Relationship to the Feeder Funds. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Feeder Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware income or franchise tax.

  Because, as noted above, each Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

  Distributions to each Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Feeder Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

FOREIGN TAXES

  Dividends and interest received by a Theme Portfolio, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it

(taking into account, in the case of a Feeder Fund, its proportionate share of any foreign taxes paid by its corresponding Portfolio) (a "Fund's foreign taxes"). Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's income from those sources) as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source of income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

  Passive Foreign Investment Companies. Each Theme Portfolio may invest in the stock of PFICs. A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Theme Portfolio is a U.S. shareholder (effective with respect to each Fund for their taxable year beginning November 1,
1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of a Feeder Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of a Feeder Fund, by its corresponding Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of a Feeder Fund, its corresponding Portfolio's) disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

  If a Theme Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) would be required to include in income each year its pro rata share (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's pro rata share) of the QEF's ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  A holder of stock in any PFIC may elect to include in ordinary income for each taxable year beginning after 1997 the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also will be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.

  Options, Futures and Foreign Currency Transactions. The Theme Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Theme Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Theme Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund).

  Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Theme Portfolio at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.

  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Theme Portfolio attempts to monitor section 988 transactions to minimize any adverse tax impact.

  If a Theme Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Theme Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Theme Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

TAXATION OF THE FUNDS' SHAREHOLDERS

  Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                            SHAREHOLDER INFORMATION

  This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

  TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SHARES CERTIFICATES. AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

  TERMS AND CONDITIONS OF EXCHANGES. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

  EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

  REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

  SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). A shareholder may realize a gain or a loss on a redemption made in connection with the exercise of the reinstatement privilege. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in (or exchanged for) shares of another AIM Fund at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge.

  DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

  For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

  Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                           MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

  The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

CUSTODIAN AND TRANSFER AGENT

  State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties. A I M Fund Services, Inc., a wholly owned subsidiary of AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

  Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.

  Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") has entered into an agreement with the Company (and certain other AIM Funds), First Data Investor Service Group (formerly The Shareholder Services Group, Inc.) and Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

INDEPENDENT ACCOUNTANTS

  The Trust's and Theme Portfolios' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Portfolios' and the Funds' financial statements, assists in the preparation of each Portfolio's and each Fund's federal and state income tax returns and consults with the Trust and Global Investment Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.

  The audited financial statements of the Trust included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP, as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

LEGAL MATTERS

  The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust and the Fund.

SHAREHOLDER LIABILITY

  Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

[NAMES

  Prior to May 29, 1998, AIM Global Consumer Products and Services Fund operated under the name of GT Global Consumer Products and Services Fund; AIM Global Financial Services Fund operated under the name of GT Global Financial Services Fund; AIM Global Health Care Fund operated under the name of GT Global Health Care Fund; AIM Global Infrastructure Fund operated under the name of GT Global Infrastructure Fund; AIM Global Resources Fund operated under the name of GT Global Natural Resources Fund; and AIM Global Telecommunications Fund operated under the name of GT Global Telecommunications Fund.]

SPECIAL SERVICING AGREEMENT

  [Subject to receipt of an exemptive order from the SEC, the Funds will be parties to a Special Servicing Agreement ("Agreement") among the Trust on behalf of the Funds, AIM Series Trust on behalf of its sole series, AIM Global Trends Fund ("Global Trends Fund"), AIM, [the Sub-advisor] and AFS. The Agreement will provide that, if the Trust's Board of Trustees determines that a Fund's share of the aggregate expenses of Global Trends Fund is less than the estimated savings to the Fund from the operation of Global Trends Fund, the Fund will bear those expenses in proportion to the average daily value of its shares owned by Global Trends Fund, provided that no Fund will bear such expenses in excess of the estimated savings to it. Those savings are expected to result primarily from the elimination of numerous separate shareholder accounts that are or would have been invested directly in the Funds and the resulting reduction in shareholder servicing costs. Although these cost savings are not certain, the estimated savings to the Funds generated by the operation of Global Trends Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by that Fund.]

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity
securities as of        , 1998, and the percentage of the outstanding shares
held by such holders are set forth below:

                                                                                                PERCENT
                                                                                 PERCENT        OWNED OF
                                                                                 OWNED OF      RECORD AND
                FUND                          NAME AND ADDRESS OF OWNER          RECORD*      BENEFICIALLY
                ----                          -------------------------          --------     ------------
Consumer Products and Services         GT New Dimension Fund                           %          -0-
  Fund -- Advisor Class                Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Consumer Products and Services --      MLPF&S for the Sole Benefit of its              %          -0-
  Class A                              Customers, Security #97DD9
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Consumer Products and Services         MLPF&S for the Sole Benefit of its              %          -0-
  Fund -- Class B                      Customers, Security #97F31
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Financial Services Fund --             GT New Dimension Fund                           %          -0-
  Advisor Class                        Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Financial Services Fund -- Class A     MLPF&S for the Sole Benefit of its              %          -0-
                                       Customers, Security #97D41
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Financial Services Fund -- Class B     MLPF&S for the Sole Benefit of its              %          -0-
                                       Customers, Security #97D30
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Health Care Fund -- Advisor Class      GT New Dimension Fund                           %          -0-
                                       Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                                                PERCENT
                                                                                 PERCENT        OWNED OF
                                                                                 OWNED OF      RECORD AND
                FUND                          NAME AND ADDRESS OF OWNER          RECORD*      BENEFICIALLY
                ----                          -------------------------          --------     ------------
Health Care Fund -- Class A            MLPF&S for the Sole Benefit of its              %          -0-
                                       Customers, Security #975M3
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Health Care Fund -- Class B            MLPF&S for the Sole Benefit of its              %          -0-
                                       Customers, Security #97BA1
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Infrastructure Fund -- Advisor Class   GT New Dimension Fund                           %          -0-
                                       Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Infrastructure Fund -- Class B         MLPF&S for the Sole Benefit of its              %          -0-
                                       Customers, Security #97HX6
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Resources Fund -- Advisor Class        GT New Dimension Fund                           %          -0-
                                       Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Telecommunications Fund --             GT New Dimension Fund                           %          -0-
  Advisor Class                        Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Telecommunications Fund -- Class A     MLPF&S for the Sole Benefit of its              %          -0-
                                       Customers, Security #979F7
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Telecommunications Fund -- Class B     MLPF&S for the Sole Benefit of its              %          -0-
                                       Customers, Security #97BA2
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return, as described in the Prospectus, is as follows:
                                      n
                                P(1+T) = ERV

    Where  P     =   a hypothetical initial payment of $1,000.
           T     =   average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n     =   number of years.
           ERV   =   ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                     portion of such period).

  The standardized returns for the Class A and Class B shares of Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:

                                              HEALTH      HEALTH      TELECOM-      TELECOM-
                                               CARE        CARE      MUNICATIONS   MUNICATIONS
                                               FUND        FUND         FUND          FUND
PERIOD                                       (CLASS A)   (CLASS B)    (CLASS A)     (CLASS B)
------                                       ---------   ---------   -----------   -----------
Fiscal year ended October 31, 1998.........    -9.25%      -8.75%       -7.76%        -8.15%
Fiscal year ended October 31, 1997.........    22.25%      22.75%       12.13%        12.15%
October 31, 1992 through October 31,
  1997.....................................    15.24%        n/a        13.87%          n/a
April 1, 1993 (commencement of operations)
  through October 31, 1997.................      n/a       20.09%         n/a         12.09%
January 27, 1992 (commencement of
  operations) through October 31, 1997.....      n/a         n/a        11.48%          n/a
August 7, 1989 (commencement of operations)
  through October 31, 1997.................    15.23%        n/a          n/a           n/a

  The standardized returns for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Resources Fund, stated as average annualized total returns for the periods shown, were:

                               FINANCIAL   FINANCIAL    INFRA-      INFRA-
                               SERVICES    SERVICES    STRUCTURE   STRUCTURE   RESOURCES   RESOURCES
                                 FUND        FUND        FUND        FUND        FUND        FUND
PERIOD                         (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)
------                         ---------   ---------   ---------   ---------   ---------   ---------
Fiscal year ended October 31,
  1998.......................    -2.35%      -2.85%      -9.35%     -10.01%     -47.63%      -47.89%
Fiscal year ended October 31,
  1997.......................    23.72%      24.13%       4.17%       3.83%      16.81%       16.99%
May 31, 1994 (commencement of
  operations) through October
  31, 1997...................    13.70%      14.13%       8.30%       8.60%      18.64%       19.17%

  The standardized returns for the Class A and Class B shares of the Consumer Products and Services Fund, stated as average annualized total returns for the periods shown, were:

                                                      CONSUMER PRODUCTS   CONSUMER PRODUCTS
                                                             AND                 AND
                                                        SERVICES FUND       SERVICES FUND
PERIOD                                                    (CLASS A)           (CLASS B)
------                                                -----------------   -----------------
Fiscal year ended October 31, 1998..................         3.48%               3.19%
Fiscal year ended October 31, 1997..................         5.28%               4.95%
December 30, 1994 (commencement of operations) to
  October 31, 1997..................................        27.70%              28.59%

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                      n
                                P(1+U)  = ERV

    Where  P     =   a hypothetical initial payment of $1,000.
           U     =   average annual total return assuming payment of only a
                     stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n     =   number of years.
           ERV   =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The average annual non-standardized returns for the Class A and Class B shares of the Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:

                                              HEALTH      HEALTH      TELECOM-      TELECOM-
                                               CARE        CARE      MUNICATIONS   MUNICATIONS
                                               FUND        FUND         FUND          FUND
PERIOD                                       (CLASS A)   (CLASS B)    (CLASS A)     (CLASS B)
------                                       ---------   ---------   -----------   -----------
Fiscal year ended October 31, 1998.........    -4.71%      -5.20%       -3.16%        -3.67%
October 31, 1993 through October 31,
  1998.....................................    14.72%      14.15%        4.86%         4.33%
April 1, 1993 (commencement of operations)
  through October 31, 1998.................      n/a       15.29%         n/a          9.32%
January 27, 1992 (commencement of
  operations) through October 31, 1998.....      n/a         n/a         9.97%          n/a
August 7, 1989 (commencement of operations)
  through October 31, 1998.................    13.48%        n/a          n/a           n/a

  The average annual non-standardized returns for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Resources Fund, stated as aggregate total returns for the periods shown, were:

                               FINANCIAL   FINANCIAL    INFRA-      INFRA-
                               SERVICES    SERVICES    STRUCTURE   STRUCTURE   RESOURCES   RESOURCES
                                 FUND        FUND        FUND        FUND        FUND        FUND
PERIOD                         (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)
------                         ---------   ---------   ---------   ---------   ---------   ---------
Fiscal year ended October 31,
  1998.......................     2.53%       2.08%      -4.82%      -5.31%     -45.02%     -45.25%
May 31, 1994 (commencement of
  operations) through October
  31, 1997...................    12.30%      11.76%       6.35%       5.82%        .79%        .30%

  The average annual non-standardized returns for the Class A and Class B shares of the Consumer Products and Services Fund, stated as average annualized total returns for the periods shown, were:

                                                      CONSUMER PRODUCTS   CONSUMER PRODUCTS
                                                             AND                 AND
                                                        SERVICES FUND       SERVICES FUND
PERIOD                                                    (CLASS A)           (CLASS B)
------                                                -----------------   -----------------
Fiscal year ended October 31, 1998..................         8.66%               8.16%
December 30, 1994 (commencement of operations) to
  October 31, 1997..................................        24.00%              23.39%

  Cumulative total return across a stated period may be calculated as follows:
                                      n
                                P(1+V) = ERV

    Where  P     =   a hypothetical initial payment of $1,000.
           V     =   cumulative total return assuming payment of all of, a stated
                     portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n     =   number of years.
           ERV   =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Health Care Fund and Telecommunications Fund, stated as aggregate total returns for the periods shown, were:

                                              HEALTH      HEALTH      TELECOM-      TELECOM-
                                               CARE        CARE      MUNICATIONS   MUNICATIONS
                                               FUND        FUND         FUND          FUND
PERIOD                                       (CLASS A)   (CLASS B)    (CLASS A)     (CLASS B)
------                                       ---------   ---------   -----------   -----------
Fiscal year ended October 31, 1998.........    -4.71%      -5.20%       -3.16%        -3.67%
April 1, 1993 (commencement of operations)
  through Oct. 31, 1998....................      n/a      121.29%         n/a         64.49%
January 27, 1992 (commencement of
  operations) through Oct. 31, 1998........      n/a         n/a        90.12%          n/a
August 7, 1989 (commencement of operations)
  through October 31, 1998.................   221.47%        n/a          n/a           n/a

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Resources Fund, stated as aggregate total returns for the period shown were:

                              FINANCIAL   FINANCIAL    INFRA-      INFRA-
                              SERVICES    SERVICES    STRUCTURE   STRUCTURE   RESOURCES   RESOURCES
                                FUND        FUND        FUND        FUND        FUND        FUND
PERIOD                        (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)
------                        ---------   ---------   ---------   ---------   ---------   ---------
Fiscal year ended October
  31, 1998..................     2.53%       2.08%      -4.82%      -5.31%     -45.02%     -45.25%
May 31, 1994 (commencement
  of operations) through
  October 31, 1998..........    66.98%      63.46%      31.25%      28.38%       3.54%       1.35%

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Consumer Products and Services Fund, stated as aggregate total returns for the period shown, were:

                                                      CONSUMER PRODUCTS   CONSUMER PRODUCTS
                                                             AND                 AND
                                                        SERVICES FUND       SERVICES FUND
PERIOD                                                    (CLASS A)           (CLASS B)
------                                                -----------------   -----------------
Fiscal year ended October 31, 1998..................         8.66%               8.16%
December 30, 1994 (commencement of operations) to
  October 31, 1998..................................       128.20%             123.91%

  The aggregate standardized returns (taking sales charges into account) for the Class A and Class B shares of the Health Care Fund and Telecommunications Fund, stated as aggregate total returns for the periods shown, were:

                                              HEALTH      HEALTH      TELECOM-      TELECOM-
                                               CARE        CARE      MUNICATIONS   MUNICATIONS
                                               FUND        FUND         FUND          FUND
PERIOD                                       (CLASS A)   (CLASS B)    (CLASS A)     (CLASS B)
------                                       ---------   ---------   -----------   -----------
Fiscal year ended October 31, 1998.........    -9.25%      -8.75%       -7.76%        -8.15%
April 1, 1993 (commencement of operations)
  through October 31, 1998.................      n/a      120.29%         n/a         63.49%
January 27, 1992 (commencement of
  operations) through October 31, 1998.....      n/a         n/a        81.09%          n/a
August 7, 1989 (commencement of operations)
  through October 31, 1998.................   206.19%        n/a          n/a           n/a

  The aggregate standardized returns (taking sales charges into account) for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Resources Fund, stated as aggregate total returns for the periods shown were:

                               FINANCIAL   FINANCIAL    INFRA-      INFRA-
                               SERVICES    SERVICES    STRUCTURE   STRUCTURE   RESOURCES   RESOURCES
                                 FUND        FUND        FUND        FUND        FUND        FUND
PERIOD                         (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)
------                         ---------   ---------   ---------   ---------   ---------   ---------
Fiscal year ended October 31,
  1998.......................    -2.35%      -2.85%      -9.35%     -10.01%     -47.63%     -47.89%
May 31, 1994 (commencement of
  operations) through October
  31, 1998...................    59.05%      61.46%      25.02%      26.38%      -1.38%       -.53%

  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Consumer Products and Services Fund, stated as aggregate total returns for the periods shown, were:

                                                       CONSUMER PRODUCTS   CONSUMER PRODUCTS
                                                              AND                 AND
                                                         SERVICES FUND       SERVICES FUND
                       PERIOD                              (CLASS A)           (CLASS B)
                       ------                          -----------------   -----------------
Fiscal year ended October 31, 1998...................         3.48%               3.19%
December 30, 1994 (commencement of operations) to
  October 31, 1998...................................       117.36%             120.91%

  Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

PERFORMANCE INFORMATION

  Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

Advertising Age
Barron's
Best's Review
Broker World
Business Week
Changing Times
Christian Science Monitor
Consumer Reports
Economist
EuroMoney
FACS of the Week
Financial Planning
Financial Product News
Financial World
Forbes
Fortune
Global Finance
Hartford Courant Inc.
Institutional Investor
Insurance Forum
Insurance Week
Investor's Daily
Journal of the American
Society of CLU & ChFC
Kiplinger Letter
Money
Mutual Fund Forecaster
Mutual Fund Magazine
Nation's Business
New York Times
Pension World
Pensions & Investments
Personal Investor
Financial Services Week
Philadelphia Inquirer
Smart Money
USA Today
U.S. News & World Report
Wall Street Journal
Washington Post
CNN
CNBC
PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

Bank Rate National Monitor Index
Bear Stearns Foreign Bond Index
Bond Buyer Index
CDA/Wiesenberger Investment Company Services
  (data and mutual fund rankings and comparisons)
CNBC/Financial News Composite Index
COFI
Consumer Price Index
Datastream
Donoghue's
Dow Jones Industrial Average
EAFE Index
First Boston High Yield Index
Fitch (publications)
Ibbotson Associates International Bond Index
International Bank for Reconstruction and
  Development (publications)
International Finance Corporation Emerging Markets
  Database
International Financial Statistics
Lehman Bond Indices
Lipper Analytical Data Services, Inc. (data and
  mutual fund rankings and comparisons)
Micropal, Inc. (data and mutual fund rankings
  and comparisons)
Moody's Investors Service (publications)
Morgan Stanley Capital International All Country
  (AC) World Index
Morgan Stanley Capital International World Indices
Morningstar, Inc. (data and mutual fund rankings
  and comparisons)
NASDAQ
Organization for Economic Cooperation and
  Development (publications)
Salomon Brothers Global Telecommunications Index
Salomon Brothers World Government Bond
  Index-Non-U.S.
Salomon Brothers World Government Bond Index
Standard & Poor's (publications)
Standard & Poor's 500 Composite Stock Price Index
Stangar
Wilshire Associates
World Bank (publications and reports)
The World Bank Publication of Trends in Developing
  Countries
Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10-year Treasuries
         30-year Treasuries
         30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

GENERAL INFORMATION ABOUT THE THEME FUNDS AND THEME PORTFOLIOS

  Each Theme Portfolio may invest worldwide across industries within the Portfolio's area of concentration without national or regional restrictions. The ability of each Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.

  Each Theme Portfolio's area of concentration reflects the underlying theme of the Portfolio. AIM Distributors believes that there are certain social, political and economic trends that may benefit one or more industries within a Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.

HEALTH CARE FUND

  From time to time the Fund and AIM Distributors will quote information including data regarding:

  - Trading volume, number of listed companies and the largest companies of the global health care industry

  - Expenditures by various countries, regions and age groups on health care

  - Population of countries, regions and age groups

  - Natality and mortality rates in various regions, countries and age groups

  - Life expectancy rates in various regions, countries and age groups

  - New health care products and products seeking approval

  - Health maintenance organizations (HMOs) and their enrollment growth

  - Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

  - Medical technology and devices in use or in development

  - Regulatory environment of health care industries

  - Consolidation in the health care industries

  The information quoted has not been independently verified by a Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

  - Research firms such as Mehta and Isaly which publishes Pharmaceutical Portfolio Recommendations

  - OECD and its publications such as the OECD Health Data, as supplemented annually

  - Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

  - The World Bank and its publications such as The World Development Report, as supplemented annually

  - IFC and publications such as the Emerging Stock Markets Factbook

INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES

  The Fund and the Sub-advisor believe that certain market and demographic factors merit an investor's consideration when making a health care investment. Worldwide standards of living and life expectancy have increased at a substantial rate. The Sub-advisor expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Sub-advisor, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.

  The Sub-advisor believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Sub-advisor, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and AIM Distributors will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data that is believed to be reliable and accurate.

TELECOMMUNICATIONS FUND

  From time to time the Fund and AIM Distributors will quote information including data regarding:

  - Increased usage of new technologies such as, but not limited to, cellular and wireless communications in emerging and established countries around the world

  - Supply and demand of telephone equipment and services

  - Regulatory environment of telecommunications industries

  - Revenue, price and usage of telecommunications products and services

  - Privatization and/or deregulation of telecommunications companies

  The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

  - Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

  - OECD and other publications from its subsidiaries such as the International Telecommunications Union

  - Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

  - International Technology Consultants, a Washington D.C. based firm which publishes reports such as Eastern European & Soviet Telecom Report and Latin American Telecom Report

  - Telegeography and other publications

DEREGULATION IN THE UNITED STATES

  The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Sub-advisor expects this scenario to continue to benefit such companies in the U.S. and to similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.

CONSUMER PRODUCTS AND SERVICES FUND

  From time to time the Fund and AIM Distributors will quote information including data regarding:

  - Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries

  - Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services

  - Population of countries, regions and age groups

  - Life expectancy rates in various regions, countries and age groups

  - New consumer products and services in the development or manufacturing stages

  - Income of various regions, countries and age groups

  - Sales and sales growth of consumer products and services companies in their own country and abroad

  - Sales, supply and demand of consumer products and services

  - Parent Companies and the products and services they distribute

  - Regulatory environment of consumer products industries

  The information quoted will not be independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

  - Consumer and trade groups

  - Fortune magazine and other periodicals

  - The World Bank and its publications

  - The International Monetary Fund (IMF) and its publications

  - IFC and its publications

  - OECD and its publications

INFRASTRUCTURE FUND

  From time to time the Fund and AIM Distributors may quote information including:

  - Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure-related products and services

  - Regulatory environment of infrastructure industries

  - Quantity and costs of current and projected infrastructure projects

  - Privatization of industries and companies

  - New technologies, products and services used in infrastructure industries

  - Infrastructure Finance Magazine and other periodicals

FINANCIAL SERVICES FUND

  From time to time the Fund and AIM Distributors may quote information including:

  - Supply and demand of financial services

  - Regulatory environment of financial service industries

  - Credit ratings of U.S. and non-U.S. banks

  - New technologies, products and services used in the financial services industries

  - Consolidation in the financial services industries

RESOURCES FUND

  From time to time the Fund and AIM Distributors may quote information including:

  - Supply, demand and prices of natural resources

  - Regulatory environment of natural resources

  - Supply, demand and prices of products manufactured from natural resources

  - New technologies, products and services used in the natural resources industries

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.
C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                               ABSENCE OF RATING

  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

          1. An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                              FINANCIAL STATEMENTS

                                       FS

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                            ADVISOR CLASS SHARES OF
                            AIM GLOBAL THEME FUNDS:
                       AIM GLOBAL FINANCIAL SERVICES FUND
                         AIM GLOBAL INFRASTRUCTURE FUND
                           AIM GLOBAL RESOURCES FUND
                 AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
                          AIM GLOBAL HEALTH CARE FUND
                       AIM GLOBAL TELECOMMUNICATIONS FUND

                             (SERIES PORTFOLIOS OF
                             AIM INVESTMENT FUNDS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                    P.O. BOX 4739, HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246

                             ---------------------

  STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 1999 RELATING TO THE
AIM GLOBAL FINANCIAL SERVICES FUND PROSPECTUS, THE AIM GLOBAL INFRASTRUCTURE FUND PROSPECTUS, THE AIM GLOBAL RESOURCES FUND PROSPECTUS, THE AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND PROSPECTUS, THE AIM GLOBAL HEALTH CARE FUND PROSPECTUS AND THE AIM GLOBAL TELECOMMUNICATIONS FUND PROSPECTUS EACH DATED MARCH 1, 1999

                               TABLE OF CONTENTS

                                                               PAGE NO.
                                                               --------
INTRODUCTION................................................        4
GENERAL INFORMATION ABOUT THE FUNDS.........................        4
  The Trust and Its Shares..................................        4
INVESTMENT STRATEGIES AND RISKS.............................        5
  Selection of Investments and Asset Allocation.............        8
  Privatizations............................................        9
  Temporary Defensive Strategies............................       10
  Investments in Other Investment Companies.................       10
  Depositary Receipts.......................................       10
  Warrants or Rights........................................       11
  Lending of Portfolio Securities...........................       11
  Money Market Instruments..................................       11
  Commercial Bank Obligations...............................       11
  Repurchase Agreements.....................................       11
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................       12
  When Issued or Forward Commitment Securities..............       12
  Short Sales...............................................       13
OPTIONS, FUTURES AND CURRENCY STRATEGIES....................       13
  Introduction..............................................       13
  Special Risks of Options, Futures and Currency
     Strategies.............................................       14
  Writing Call Options......................................       14
  Writing Put Options.......................................       15
  Purchasing Put Options....................................       16
  Purchasing Call Options...................................       16
  Index Options.............................................       17
  Interest Rate, Currency and Stock Index Futures
     Contracts..............................................       18
  Options on Futures Contracts..............................       20
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................       20
  Forward Contracts.........................................       21
  Foreign Currency Strategies -- Special Considerations.....       21
  Cover.....................................................       22
RISK FACTORS................................................       22
  General...................................................       22
  Consumer Products and Services Fund.......................       22
  Financial Services Fund...................................       23
  Health Care Fund..........................................       23
  Infrastructure Fund.......................................       23
  Resources Fund............................................       24
  Telecommunications Fund...................................       24
  Lower Quality Debt Securities.............................       24
  Investing in Smaller Companies............................       25
  Illiquid Securities.......................................       25
  Foreign Securities........................................       26
INVESTMENT LIMITATIONS......................................       30
  Feeder Funds..............................................       30
  Health Care Fund..........................................       31
  Telecommunications Fund...................................       32
EXECUTION OF PORTFOLIO TRANSACTIONS.........................       34
  Portfolio Trading and Turnover............................       35

                                                               PAGE NO.
                                                               --------
MANAGEMENT..................................................       36
  Trustees and Executive Officers...........................       36
  Investment Management and Administration Services Relating
     to the Federal Funds and the Portfolios................       38
  Investment Management and Administration Services Relating
     to the Health Care Fund and Telecommunications Fund....       38
  Distribution Services Relating to Each Fund...............       39
  Expenses of the Funds and of the Portfolios...............       39
NET ASSET VALUE DETERMINATION...............................       40
HOW TO PURCHASE AND REDEEM SHARES...........................       40
  Backup Withholding........................................       41
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS....................       42
  Taxation of the Funds.....................................       42
  Taxation of the Theme Portfolios..........................       42
  Taxation of the Funds' Shareholders.......................       44
SHAREHOLDER INFORMATION.....................................       45
  [Timing of Purchase Orders................................      45]
  [Share Certificates.......................................      45]
  [Special Plans............................................      45]
  Terms and Conditions of Exchanges.........................       46
  [Exchanges by Mail........................................      47]
  [Exchanges by Telephone...................................      47]
  [Redemptions by Mail......................................      48]
  [Redemptions by Telephone.................................      48]
  [Timing and Pricing of Redemption Orders..................      48]
  Signature Guarantees......................................       49
  Dividends and Distributions...............................       49
  [Minimum Account Balance..................................      50]
MISCELLANEOUS INFORMATION...................................       50
  Charges for Certain Account Information...................       50
  Custodian and Transfer Agent..............................       50
  Independent Accounts......................................       50
  Shareholder Liability.....................................       51
  Names.....................................................       51
  Special Servicing Agreement...............................       51
  Control Persons and Principal Holders of Security.........       52
INVESTMENT RESULTS..........................................       53
  Total Return Quotations...................................       53
  Performance Information...................................       56
  General Information About the Theme Funds and Theme
     Portfolios.............................................       57
  Health Care Fund..........................................       58
  Information About the Global Health Care Industries.......       58
  Telecommunications Fund...................................       59
  Deregulation in the United States.........................       59
  Consumer Products and Services Fund.......................       59
  Infrastructure Fund.......................................       60
  Financial Services Fund...................................       60
  Resources Fund............................................       60
APPENDIX....................................................       61
  Description of Bond Ratings...............................       61
  Description of Commercial Paper Ratings...................       62
  Absence of Rating.........................................       62
FINANCIAL STATEMENTS........................................       FS

                                  INTRODUCTION

  This Statement of Additional Information relates to the Advisor Class shares of AIM Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), AIM Global Financial Services Fund ("Financial Services Fund"), AIM Global Health Care Fund ("Health Care Fund"), AIM Global Infrastructure Fund ("Infrastructure Fund"), AIM Global Resources Fund ("Resources Fund") and AIM Global Telecommunications Fund ("Telecommunications Fund") (each, a "Fund" or "Theme Fund," and, collectively, the "Funds" or "Theme Funds"). Each Fund is a diversified series of AIM Investment Funds (the "Trust"), a registered open-end management investment company organized as a Delaware business trust. The Consumer Products and Services Fund, Financial Services Fund, Infrastructure Fund and Resources Fund (each, a "Feeder Fund," and, collectively, the "Feeder Funds") invest all of their investable assets in the Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio and Global Resources Portfolio (each, a "Portfolio," and, collectively, the "Portfolios"), respectively.

  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for the Health Care Fund, Telecommunications Fund and the Portfolios (each a "Theme Portfolio," and collectively the "Theme Portfolios"). AIM also serves as the administrator and sub-administrator, respectively, for each Feeder Fund.

  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Consumer Products and Services Fund is included in a Prospectus dated March 1, 1999, for Financial Services Fund is included in a Prospectus dated March 1, 1999, for Health Care Fund is included in a Prospectus dated March 1, 1999, for Infrastructure Fund is included in a Prospectus dated March 1, 1999, for Resources Fund is included in a Prospectus dated March 1, 1999 and for Telecommunications Fund is included in a Prospectus dated March 1, 1999. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus, and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES

  The Trust previously operated under the name G.T. Investment Funds, Inc., which was organized as a Maryland corporation on October 29, 1987. The Trust was reorganized on September 8, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: AIM Developing Markets Fund, AIM Emerging Markets Fund, AIM Emerging Markets Debt Fund (formerly, AIM Global High Income Fund), AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth and Income Fund, AIM Global Health Care Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications Fund, AIM Latin American Growth Fund and AIM Strategic Income Fund. Each of these funds has four separate classes: Class A, Class B, Class C and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 8, 1998, is that of the series of G.T. Investment Funds, Inc. (renamed AIM Investment Funds, Inc.).

  This Statement of Additional Information relates solely to the Advisor Class shares of the Funds.

  The term "majority of the outstanding shares" of the Trust, of a particular Fund or of a particular class of a Fund or of a particular Portfolio means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.

  Unless specifically noted, the Fund's investment policies described in the Prospectuses and in this Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval. The Fund's policies regarding concentration and lending, and the percentage of the Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.

  The approval of the Fund and of other investors in the Portfolio, if any, is not required to change the investment objective, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the Fund thirty days prior to any changes in the Portfolio's investment objective.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's or Portfolio's investment policies or restrictions.

  Class A, Class B and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

                        INVESTMENT STRATEGIES AND RISKS

  The following discussion of investment policies supplements the discussion of the investment objectives and policies set forth in the Prospectus under the headings "Investment Objectives and Strategies" and "Principal Risks of Investing in the Funds."

  The investment objective of each Feeder Fund is long-term capital growth. The investment objectives of the Health Care Fund and Telecommunications Fund are long-term capital appreciation and long-term growth of capital, respectively. The investment objective of a Fund may not be changed without the approval of a majority of the outstanding voting shares of the Fund.

  Each Feeder Fund seeks to achieve its investment objective by investing all of its investable assets in a Portfolio, each of which is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company), with an investment objective that is identical to that of its corresponding Feeder Fund. Whenever the phrase "all of a Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by a Feeder Fund will be its interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so. A change in the Portfolio's investment objective, policies or limitations that is not approved by the Board or the shareholders of the Feeder Fund could require the Feeder Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Feeder Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Feeder Fund in another pooled investment entity having substantially the same investment objective as the Feeder Fund or the retention by the Feeder Fund of its own investment advisor to manage its assets in accordance with its investment objective, policies and limitations discussed herein.

  In addition to selling an interest therein to the Feeder Fund, the Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Feeder Fund and may charge different sales commissions. Therefore, investors in the Feeder Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. As of the date of this Prospectus, the Feeder Fund is the only institutional investor in the Portfolio.

  The Feeder Fund may be materially affected by the actions of other larger investors, if any, in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Feeder Fund could have effective voting control over the operation of the Portfolio.

  In addition to its primary investment policy set forth in its Prospectus, each Theme Portfolio may invest up to 35% of its total assets in debt securities issued by companies in the Theme Portfolio's particular industry and/or equity and debt securities of companies outside of that industry which, in the opinion of the Advisor, stand to benefit from developments in that industry. For each Theme Portfolio's investment purposes, an issuer is considered to be in a particular industry if: (i) at least 50% of either the revenues or the earnings of the issuer was derived from activities related to that particular industry or
(ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year.

  Consumer Products and Services Fund

  Examples of consumer products and services companies include those that manufacture, market, retail, or distribute: durable goods (such as homes, household goods, automobiles, boats, furniture and appliances, and computers); non-durable goods (such as food and beverages and apparel); media, entertainment, broadcasting, publishing and sports-related goods and services (such as television and radio broadcast, motion pictures, wireless communications, gaming casinos, theme parks, restaurants and lodging); and goods and services to companies in the foregoing industries (such as advertisers, textile companies and distribution and shipping companies).

  The Portfolio expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time to time, particularly those that market their products globally. However, consumer products and services companies of a particular nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, the Advisor believes, may offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets.

  The Advisor also believes that the demand for consumer products and services worldwide will increase along with rising disposable incomes in both developed and developing nations. Emerging economics, such as those in China, Southeast Asia, Eastern Europe and Latin America, offer opportunities for the growth and expansion of consumer markets. These regions currently comprise a growing source of inexpensive consumer products for export and a growing source of demand for consumer products and services as the disposable incomes of their populations increase. In the Advisor's view, these changes are likely to create investment opportunities in companies, both local and multinational, that are able to employ innovative manufacturing, marketing, retailing and distribution methods to open new markets and/or expand existing markets.

  Financial Services Fund

  Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance and insurance holding companies.

  The Advisor believes an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. In addition, in the Advisor's view, as the industries evolve, opportunities will emerge for those companies positioned for the future. Thus, the Advisor expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.

  Health Care Fund

  Examples of health care companies include those that are substantially engaged in the design, manufacture or sale of products or services used for or in connection with health care or medicine. Such firms may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development; and companies involved in the ownership and/or operation of health care facilities.

  The Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care industries, however, are global industries with significant, growing markets outside of the United States. A sizeable portion of the companies which comprise the health care industries are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe.

  The Advisor believes that the global health care industries offer attractive long-term supply/demand dynamics. While the United States, Western Europe, and Japan presently account for a substantial portion of health care expenditures, this should change dramatically in the coming decade if the populations of developing countries devote an increasing percentage of income to health care. Additionally, the Advisor believes demographics on aging point to a significant increase in demand from the industrialized nations, as the elderly account for a growing proportion of worldwide health care spending. Finally, in the Advisor's view, technology will continue to expand the range of products and services offered, with new drugs, medical devices and surgical procedures addressing medical conditions previously considered untreatable.

  In addition to these underlying trends, the United States is presently experiencing a period of rapid and profound change in its own health care system, marked by the rise of managed care, the formation of health care delivery networks, and widespread consolidation across all segments of the industry. The Advisor believes that this transition offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.

  Infrastructure Fund

  Examples of infrastructure companies include those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including equipment and services for both data and voice transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/or computer systems; and other products and services, which, in the Advisor's judgment, constitute services significant to the development of a country's infrastructure.

  The Advisor believes that a country's infrastructure is one key to the long-term success of that country's economy. The Advisor believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. The Advisor believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.

  In the developed countries of North America, Europe, Japan and the Pacific Rim, the Advisor expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in the Advisor's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.

  The Advisor believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than the long-term growth rate of the U.S. economy. An integral aspect of certain foreign countries' economies may be the development or improvement of their infrastructure.

  Resources Fund

  Examples of natural resource companies include those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services, which, in the Advisor's opinion are significant to the ownership and development of natural resources and other basic commodities.

  The Advisor believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America is generating new demands for industrial materials that are affecting world commodities markets. The Advisor believes these changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.

  The Advisor also believes that investments in natural resource industries offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. The Advisor believes that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.

  Telecommunications Fund

  Telecommunications companies cover a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. The Advisor will allocate Telecommunications Fund's investments among these sectors depending upon its assessment of their relative long-term growth potential.

  Examples of telecommunications companies include those engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

  The Advisor believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Fund's portfolio. Older technologies, such as photography and print also may be represented, however.

  In addition, each Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Advisor's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Sub-advisor to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION

  Each Theme Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. The industry represented in each Theme Portfolio, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise the infrastructure industries are headquartered outside of the United States.

  For these reasons, the Sub-advisor believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from an investment by a Theme Portfolio. The Sub-advisor uses its financial expertise in markets located throughout the world and the substantial global resources of AMVESCAP PLC in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Sub-advisor seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the industry represented in each Theme Portfolio.

  The Sub-advisor allocates each Theme Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting the Theme Portfolio's investment objective are expected to be the most attractive. Each Theme Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, each Theme Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Financial Services Portfolio's and the Telecommunications Fund's total assets, no more than 50% of each Theme Portfolio's total assets.

  In analyzing specific companies for possible investment, the Sub-advisor ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.

  With respect to the Resources Portfolio, the Advisor has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.

  With respect to the Telecommunications Fund, the Advisor has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses;
(iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.

  There may be times when, in the opinion of the Advisor, prevailing market, economic or political conditions warrant reducing the proportion of the Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the U.S., or a foreign government. A portion of each Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Fund shares to provide for ongoing expenses and to satisfy redemptions.

  In certain countries, governmental restrictions and other limitations on investment may affect a Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Advisor is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Theme Portfolios as described in the Prospectus and this Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Theme Portfolios has a present intention of making any significant investment in any country or stock market in which the Sub-advisor considers the political or economic situation to threaten a Theme Portfolio with substantial or total loss of its investment in such country or market.

PRIVATIZATIONS

  The governments of some foreign countries have been engaged in selling part or all of their stakes in government-owned or controlled enterprises ("privatizations"). The Advisor believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Theme Portfolios in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Theme Portfolios to participate may be limited by local law, or by the terms on which a Theme Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

TEMPORARY DEFENSIVE STRATEGIES

  In the interest of preserving shareholders' capital, the Advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Theme Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of a Theme Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent a Theme Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Theme Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments. For a full description of money market instruments, see "Money Market Instruments" herein.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

  Each Theme Portfolio may invest in the securities of investment companies (including investment vehicles or companies advised by the Advisor or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, a Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause a Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or
(b) such a purchase would cause the Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Advisor, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Advisor waives its advisory fee to the extent that such fees are based on assets of a Theme Portfolio invested in Affiliated Funds.

DEPOSITARY RECEIPTS

  A Theme Portfolio may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Theme Portfolio's investment policies, a Theme Portfolio's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS

  Warrants or rights may be acquired by a Theme Portfolio in connection with other securities or separately and provide the Theme Portfolio with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES

  For the purpose of realizing additional income, each Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash, U.S. government securities, or certain other irrevocable letters of credit at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loan is outstanding, a Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Theme Portfolio will have a right to call each loan and obtain the securities within the stated settlement period. A Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

MONEY MARKET INSTRUMENTS

  Money market instruments in which the Theme Portfolios may invest include U.S. government securities, high-grade commercial paper, bank certificates of deposit, bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., or P-1 by Moody's Investors Services, Inc. or, if not rated, determined by the Advisor to be of comparable quality.

COMMERCIAL BANK OBLIGATIONS

  For the purposes of each Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

  A repurchase agreement is a transaction in which a Theme Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimal credit risks in accordance with guidelines established by the Trust's or the Portfolios' Board of Trustees, as applicable. The Advisor will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.

  Each Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Theme Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Theme Portfolio's ability to sell the collateral and a Theme Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Theme Portfolio intends to comply with provisions under such Code that would allow the immediate resale of such collateral. Each Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

  Each Theme Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Funds' shares. Each Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., the Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Theme Portfolio's securities holdings or other factors cause the ratio of a Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, no additional investments will be made if a Theme Portfolio's borrowings exceed 5% of its total assets. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if that Theme Portfolio did not borrow.

  Each Theme Portfolio's fundamental investment limitations permit the Theme Portfolio to borrow money for leveraging purposes. However, each Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Trust's or the Portfolios' Board of Trustees, as applicable. If a Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Financial Services Fund, Infrastructure Fund, Resources Fund, Consumer Products and Services Fund or a Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Theme Portfolio's earnings or a Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Theme Portfolio's earnings or a Fund's net asset value would decline faster than would otherwise be the case.

  Each Theme Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Theme Portfolio may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Theme Portfolio will segregate with a custodian liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

WHEN ISSUED OR FORWARD COMMITMENT SECURITIES

  Each Theme Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time that the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Theme Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Theme Portfolio. If a Theme Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time that a Theme Portfolio enters into a transaction on a when-issued or forward commitment basis, the Theme Portfolio will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that the Theme Portfolio may incur a loss.

SHORT SALES

  Each Theme Portfolio may make short sales of securities. A short sale is a transaction in which a Theme Portfolio sells a security in anticipation that the market price of that security will decline. A Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

  When a Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

  A Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by that Theme Portfolio on such security, a Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

  If the price of the security sold short increases between the time of the short sale and the time a Theme Portfolio replaces the borrowed security, that Theme Portfolio will incur a loss; conversely, if the price declines, the Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although a Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

  No Theme Portfolio will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Theme Portfolio's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Theme Portfolio's net assets or 2% of the securities of any class of the issuer. Moreover, a Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange. A Theme Portfolio may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Theme Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

INTRODUCTION

  Each Theme Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with Theme Portfolio investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Theme Portfolio may invest in such instruments up to the full value of its portfolio assets.

  To attempt to hedge against adverse movements in exchange rates between currencies, each Theme Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. A Theme Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to

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

its portfolio positions. A Theme Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.

  In addition, each Theme Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by a Theme Portfolio or that the Advisor intends to include in a Theme Portfolio's holdings. Each Theme Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.

  Further, each Theme Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could adversely affect the Portfolio's holdings. Each Theme Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Each Theme Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

          (1) Successful use of most of these instruments depends upon the Advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Advisor is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Theme Portfolio entered into a short hedge because the Advisor projected a decline in the price of a security in the Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Theme Portfolio could suffer a loss. In either such case, the Theme Portfolio would have been in a better position had it not hedged at all.

          (4) As described below, the Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Theme Portfolio sell a portfolio security at a disadvantageous time. The Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Theme Portfolio.

WRITING CALL OPTIONS

  Each Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Advisor are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Theme Portfolios.

  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Theme Portfolio's investment objective. When writing a call option, a Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Theme Portfolio has written expires, the Theme Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Each Theme Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in that Theme Portfolio's policy that limits the pledging or mortgaging of its assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Theme Portfolio will be obligated to sell the security or currency at less than its market value.

  The premium that a Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

  Each Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

  A Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Theme Portfolio.

WRITING PUT OPTIONS

  Each Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

  A Theme Portfolio generally would write put options in circumstances where the Sub-advisor wishes to purchase the underlying security or currency for a Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, a Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS

  Each Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, a Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

  Each Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

  A Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Each Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, the Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

  Call options may be purchased by a Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to a Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  A Theme Portfolio may also purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Theme Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of each Theme Portfolio's total assets at the time of each purchase.

  A Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts, by purchasing put or call options on currencies. A put option gives the Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Theme Portfolio might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Theme Portfolio anticipates purchasing securities.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. A Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Theme Portfolio. The assets used as cover for OTC options written by a Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Theme Portfolio, there is no assurance that the Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Theme Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Theme Portfolio's exercise of the put, to deliver to the Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Theme Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Theme Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

  Each Theme Portfolio may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Theme Portfolio. A Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

  Each Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, that Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Theme Portfolio realizes a gain; if it is more, the Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Theme Portfolio realizes a gain; if it is less, the Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Theme Portfolio is not able to enter into an offsetting transaction, that Theme Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Theme Portfolio.

  Each Theme Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Theme Portfolio owns, or Futures Contracts will be purchased to protect a Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Theme Portfolio in order to initiate Futures trading and maintain the Theme Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Theme Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If a Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

  To the extent that a Theme Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Theme Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's Board of Trustees and the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Theme Portfolio's assets at risk to 5%.

FORWARD CONTRACTS

  A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Theme Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Theme Portfolio may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

  A Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Trust's or the Portfolios' Board of Trustees, as applicable.

  A Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Theme Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Theme Portfolio to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring a Theme Portfolio to sell a currency, that Theme Portfolio either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Theme Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to a Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

  A Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

  A Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Sub-advisor believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

  The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Theme Portfolio could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Theme Portfolio) expose the Theme Portfolio to an obligation to another party. A Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Theme Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Theme Portfolio's ability to meet redemption requests or other current obligations.

                                  RISK FACTORS

GENERAL

  Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of the issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by a Theme Portfolio will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. The value of debt securities held by a Theme Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

CONSUMER PRODUCTS AND SERVICES FUND

  The performance of consumer products and services companies relates closely to the actual and perceived performance of the overall economy, interest rates, and consumer confidence. In addition, many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. As a result of either of these factors, consumer products and services companies may be subject to increased share price volatility.

  Changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the consumer products and services industries. Such governmental regulations may also hamper the development of new business opportunities.

FINANCIAL SERVICES FUND

  Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy), and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.

  The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage, and investment advisory companies are subject to government regulation and risk due to securities trading and underwriting activities.

  Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurance profits may be affected by certain weather catastrophes and other disasters. Life and health insurers' profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations, and profitability.

HEALTH CARE FUND

  Health care industries generally are subject to substantial governmental regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care industries and therefore could affect the performance of the Fund. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

INFRASTRUCTURE FUND

  The nature of regulation of infrastructure industries continues to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the infrastructure industries. Electric, gas, water, and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Government regulation may also hamper the development of new technologies. Adverse regulatory developments could therefore potentially affect the performance of Infrastructure Fund.

  In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental, and other safety regulations and changes in the regulatory climate. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies tend to increase when interest rates decline and decrease when interest rates rise. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices.

  Some infrastructure companies, such as water supply companies, operate in highly fragmented market sectors due to local ownership. In addition, some of these companies are mature and experience little or no growth. Either of these factors could have a material effect on infrastructure companies and could therefore affect the performance of Infrastructure Fund.

RESOURCES FUND

  Resources Fund invests in companies that engage in the exploration, development, and distribution of coal, oil and gas in the United States. These companies are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations. Governmental regulation may also hamper the development of new technologies.

  Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased price volatility. Such companies may also be subject to irregular fluctuations in earnings due to changes in the availability of money, the level of interest rates, and other factors.

  The value of securities of natural resource companies will fluctuate in response to market conditions for the particular natural resources with which the issuers are involved. The price of natural resources will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. With respect to precious metals, such price fluctuations may be substantial over short periods of time. In addition, the value of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics.

TELECOMMUNICATIONS FUND

  Telecommunications industries may be subject to greater governmental regulation than many other industries and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the telecommunications industries. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. In addition, certain types of companies in the telecommunications industries are engaged in fierce competition for market share that could result in increased share price volatility.

LOWER QUALITY DEBT SECURITIES

  The Resources Portfolio, Consumer Products and Services Portfolio, and Infrastructure Portfolio may invest up to 20%, and Health Care Fund, Telecommunications Fund, and Financial Services Portfolio may invest up to 5%, of their respective total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Advisor. Such investments involve a high degree of risk. However, the Theme Portfolios will not invest in debt securities that are in default as to payment of principal and interest.

  Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

  Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

  The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

  Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase that security from a Theme Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Theme Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Theme Portfolio may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and the Theme Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Theme Portfolio to obtain accurate market quotations for purposes of valuing its investments. The Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

  In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions, and (iii) the likely adverse impact of a major economic recession. The Theme Portfolios may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Theme Portfolios may have limited legal recourse in the event of a default.

INVESTING IN SMALLER COMPANIES

  While a Theme Portfolio's holdings normally will include securities of established suppliers of traditional products and services, a Theme Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

ILLIQUID SECURITIES

  Each Theme Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Theme Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which that Theme Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

  The Advisor believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Theme Portfolios to achieve capital appreciation substantially exceeding the appreciation the Theme Portfolios would realize if they did not make such investments. However, in order to attempt to limit investment risk, the Theme Portfolios will invest no more than 5% of its total assets in Special Situations.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.

  With respect to liquidity determinations generally, the Trust's or the Portfolios' Board of Trustees, as applicable, has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Advisor, in accordance with procedures approved by that Board. The Advisor takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Advisor monitors the liquidity of securities held by each Theme Portfolio and periodically reports such determinations to the Trust's or the Portfolios' Board of Trustees, as applicable. If the liquidity percentage restriction of a Theme Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Theme Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Theme Portfolio increases above the applicable limit, the Advisor will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Theme Portfolio.

FOREIGN SECURITIES

  Political, Social and Economic Risks. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self sufficiency and balance of payments positions. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization, confiscatory taxation, or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls, and price controls. These factors could have a material effect on foreign companies and could therefore affect the performance of the Funds.

  Religious, Political and Ethnic Instability. Certain countries in which a Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Theme Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Theme Portfolio invests and adversely affect the value of a Theme Portfolio's assets.

  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Theme Portfolio. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

  Non-Uniform Corporate Disclosure Standards and Governmental
Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Advisor will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

  Currency Fluctuations. Because each Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of a Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of that Theme Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the appropriate Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of Theme Portfolio distributions, the Theme Portfolio may be required to liquidate securities in order to make distributions if the Theme Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

  The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

  Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EMU"). The EMU has established a common European currency for participating countries which will be known as the "euro." Each participating country has supplemented the existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro after January 1, 1999.

  The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Theme Portfolios.

  Although each Theme Portfolio values its assets daily in terms of U.S. dollars, the Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to sell that currency to the dealer.

  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Theme Portfolio are uninvested and no return is earned thereon. The inability of a Theme Portfolio to make intended security purchases due to settlement problems could cause that Theme Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to that Theme Portfolio due to subsequent declines in value of the portfolio security or, if that Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Advisor will consider such difficulties when determining the allocation of a Theme Portfolio's assets, although the Advisor does not believe that such difficulties will have a material adverse effect on a Theme Portfolio's portfolio trading activities.

  Each Theme Portfolio may use foreign custodians, which may charge higher custody fees than those attributable to domestic investing and may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning that Theme Portfolio's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.

  Withholding Taxes. Each Theme Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."

  Concentration. To the extent a Theme Portfolio invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

  Special Considerations Affecting Western European Countries. The countries that are members of the European Economic Community ("Common Market") (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, Sweden and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Advisor believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Theme Portfolio.

  Special Considerations Affecting Russia and Eastern European
Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Special Considerations Affecting Japan. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

  The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

  The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

  Special Considerations Affecting Pacific Region Countries. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Theme Portfolios may invest in Hong Kong, which reverted to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Theme Portfolio could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

  Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

  Special Considerations Affecting Emerging Markets. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

  Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                             INVESTMENT LIMITATIONS

FEEDER FUNDS

  The Financial Services Fund, Infrastructure Fund, Resources Fund and Consumer Products and Services Fund each has the following fundamental investment policy to enable it to invest in the Financial Services Portfolio, Infrastructure Portfolio, Resources Portfolio and Consumer Products and Services Portfolio, respectively:

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  All other fundamental investment policies, and the non-fundamental investment policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Trustees.

  Each Portfolio has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Portfolio. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

  No Portfolio may:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Purchase or sell physical commodities, but the Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Portfolio's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

  The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of the Portfolios' Board of Trustees without shareholder approval.

  No Portfolio may:

          (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;

          (2) Invest in companies for the purpose of exercising control or management;

          (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

          (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

          (5) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Portfolio's total assets, the Portfolio will not make any additional investments;

          (6) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company;

          (7) Purchase securities on margin, provided that each Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (8) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  Investors should refer to the Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of the Fund's shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of the Portfolio's shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.

HEALTH CARE FUND

  The Health Care Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by a majority of the outstanding shares of the Fund.

  The Health Care Fund may not:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Health Care Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Engage in the business of underwriting securities of other issuers, except to the extent that the Health Care Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (3) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (4) Purchase or sell physical commodities, but the Health Care Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Health Care Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Health Care Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase securities of any one issuer if, as a result, more than 5% of the Health Care Fund's total assets would be invested in securities of that issuer or the Health Care Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Health Care Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

  Notwithstanding any other investment policy of the Health Care Fund, the Health Care Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  The following investment policies of the Health Care Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. The Health Care Fund will not:

          (1) Purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase OTC options or hold assets set aside to cover OTC options written by the Health Care Fund, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Health Care Fund's net assets;

          (2) Purchase securities on margin, provided that the Health Care Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Health Care Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (3) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

          (4) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Health Care Fund's total assets, it will not make any additional investments.

  Investors should refer to the Health Care Fund's Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

TELECOMMUNICATIONS FUND

  The Telecommunications Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Fund.

  The Telecommunications Fund may not:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Telecommunications Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Purchase or sell physical commodities, but the Telecommunications Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Telecommunications Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Telecommunications Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Telecommunications Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes; or

          (6) Purchase securities of any one issuer if, as a result, more than 5% of the Telecommunications Fund's total assets would be invested in securities of that issuer or the Telecommunications Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Telecommunications Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies.

  Notwithstanding any other investment policy of the Telecommunications Fund, the Telecommunications Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  The following investment policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval.

  The Telecommunications Fund may not:

          (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

          (2) Invest in companies for the purpose of exercising control or management;

          (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

          (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (5) Borrow money except for temporary or emergency purposes (other than to meet redemptions). While borrowings exceed 5% of the Telecommunications Fund's total assets, it will not make any additional investments;

          (6) Purchase securities on margin, provided that the Telecommunications Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Telecommunications Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (7) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  Investors should refer to the Telecommunications Fund's Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

  If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions. A Fund or Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's or Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's or Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

  Subject to policies established by the Trust's and the Portfolios' Board of Trustees, the Sub-advisor is responsible for the execution of each Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Theme Portfolio. In executing transactions, the Sub-advisor seeks the best net results for each Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-advisor generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Theme Portfolio may engage in soft dollar arrangements for research services, as described below, it has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

  Consistent with the interests of each Theme Portfolio, the Sub-advisor may select broker/dealers to execute that Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to the Sub-advisor for its use in managing that Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Sub-advisor under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub-advisor determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Sub-advisor to that Theme Portfolio and its other clients and that the total commissions paid by that Theme Portfolio will be reasonable in relation to the benefits it received over the long term. Research services may also be received from dealers who execute portfolio transactions in OTC markets.

  The Sub-advisor may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Theme Portfolio toward payment of its expenses, such as custodian fees.

  Investment decisions for a Theme Portfolio and for other investment accounts managed by the Sub-advisor are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including a Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Theme Portfolio is concerned, in other cases the Sub-advisor believes that coordination and the ability to participate in volume transactions will be beneficial to that Theme Portfolio.

  Under a policy adopted by the Trust's and the Portfolios' Board of Trustees, and subject to the policy of obtaining the best net results, the Sub-advisor may consider a broker/dealer's sale of the shares of the Theme Funds and the other portfolios for which AIM or the Sub-advisor serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Theme Funds and such other portfolios.

  Each Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

  Foreign equity securities may be held by a Theme Portfolio in the form of ADRs, ADSs, EDRs, GDRs and CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Theme Portfolio may invest are generally traded in the OTC markets.

  A Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or the Sub-advisor. The Trust's or the Portfolios' Board of Trustees, as applicable, has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

  The Portfolios may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Portfolio, provided the conditions of an exemptive order received by the Portfolios from the SEC are met. In addition, a Portfolio may purchase or sell a security from or to another AIM Fund provided the Portfolios follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  For the fiscal years ended October 31, 1998, 1997 and 1996, the Health Care
Fund paid aggregate brokerage commissions of $          , $1,150,118 and
$1,619,500, respectively. For the fiscal years ended October 31, 1998, 1997 and 1996, the Telecommunications Fund paid aggregate brokerage commissions of
$          , $2,254,069 and $2,848,733, respectively. For the fiscal years ended
October 31, 1998, 1997 and 1996, the Financial Services Portfolio paid aggregate
brokerage commissions of $          , $250,893 and $77,822, respectively. For
the fiscal years ended October 31, 1998, 1997 and 1996, the Infrastructure
Portfolio paid aggregate brokerage commissions of $          , $131,543 and
$124,164, respectively. For the fiscal years ended October 31, 1998, 1997 and 1996, the Resources Portfolio paid aggregate brokerage commissions of
$          , $1,281,212 and $496,370, respectively. For the fiscal years ended
October 31, 1998, 1997 and 1996, the Consumer Products and Services Portfolio
paid aggregate brokerage commissions of $          , $1,454,348 and $356,459,
respectively. For the fiscal years ended October 31, 1998, 1997 and 1996, the Health Care Fund paid to LGT Bank in Liechtenstein AG, which was an "affiliated" broker, aggregate brokerage commissions of $23,081 and $32,898, respectively, for transactions involving purchases and sales of portfolio securities which represented 2.01% and 2.03%, respectively of the total brokerage commissions paid by the Health Care Fund and 1.61% and 1.71%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the Health Care Fund. For fiscal year ended October 31, 1998 and 1997, the Telecommunications Fund paid to LGT Bank in Liechtenstein, AG, which was an "affiliated" broker, aggregate brokerage commissions of $22,584 for transactions involving purchases and sales of portfolio securities which represented 1.00% of the total brokerage commissions paid by the Fund and 0.67% of the aggregate dollar amount of transactions involving payment of commissions by the Fund.

PORTFOLIO TRADING AND TURNOVER

  Although each Theme Portfolio does not intend generally to trade for short-term profits, the securities held by that Theme Portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Theme Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Theme Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1998 and
1997, the Telecommunications Fund's portfolio turnover rates were   % and 35%,
respectively. For the fiscal years ended October 31, 1998 and 1997, the Health
Care Fund's portfolio turnover rates were    % and 149%, respectively. For the
fiscal years ended October 31, 1998 and 1997, the portfolio turnover rates for the Financial Services Portfolio, Infrastructure Portfolio and Resources
Portfolio were    % and 91%,   % and 41%, and   % and 321%, respectively. For
the fiscal years ended

October 31, 1998 and 1997, the portfolio turnover rates for the Consumer
Products and Services Portfolio were    % and 392%, respectively.

                                   MANAGEMENT

  The Trust's Board of Trustees has overall responsibility for the operation of the Funds. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administration agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-advisor, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Fund and to the general supervision of the Trust's Board of Trustees.

TRUSTEES AND EXECUTIVE OFFICERS

  The Trust's Trustees and Executive Officers and the Portfolios' Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway, Suite 100, Houston, Texas 77046.

---------------------------------------------------------------------------------------------------------
                                 POSITIONS HELD
  NAME, ADDRESS AND AGE         WITH REGISTRANT            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
  ---------------------         ---------------            ----------------------------------------
---------------------------------------------------------------------------------------------------------
 *ROBERT H. GRAHAM (51)     Trustee, Chairman of the  Director, President and Chief Executive Officer,
                            Board and President       A I M Management Group Inc.; Director and
                                                      President, A I M Advisors, Inc.; Director and
                                                      Senior Vice President, A I M Capital Management,
                                                      Inc., A I M Distributors, Inc., A I M Fund
                                                      Services, Inc. and Fund Management Company; and
                                                      Director, AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON (57)     Trustee                   President, Plantagenet Capital Management, LLC (an
 220 Sansome Street                                   investment partnership); Chief Executive Officer,
 Suite 400                                            Plantagenet Holdings, Ltd. (an investment banking
 San Francisco, CA 94104                              firm); Director, Anderson Capital Management, Inc.
                                                      since 1988; Director, PremiumWear, Inc. (formerly
                                                      Munsingwear, Inc.) (a casual apparel company);
                                                      Director, "R" Homes, Inc. and various other
                                                      companies; and Trustee, each of the other
                                                      investment companies registered under the 1940 Act
                                                      that is sub-advised or sub-administered by the Sub-
                                                      advisor.
---------------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY (59)       Trustee                   Partner, law firm of Baker & McKenzie; Director and
 Two Embarcadero Center                               Chairman, C.D. Stimson Company (a private
 Suite 2400                                           investment company); and Trustee, each of the other
 San Francisco, CA 94111                              investment companies registered under the 1940 Act
                                                      that is sub-advised or sub-administered by the Sub-
                                                      advisor.
---------------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON (54)   Trustee                   Managing Partner, Accel Partners (a venture capital
 428 University Avenue                                firm); Director, Viasoft and PageMart, Inc. (both
 Palo Alto, CA 94301                                  public software companies) and several other
                                                      privately held software and communications
                                                      companies; and Trustee, each of the other
                                                      investment companies registered under the 1940 Act
                                                      that is sub-advised or sub-administered by the Sub-
                                                      advisor.
---------------------------------------------------------------------------------------------------------

---------------

* A Trustee who is an "interested person" of the Trust and A I M Advisors, Inc., as defined in the 1940
  Act.

---------------------------------------------------------------------------------------------------------
                                 POSITIONS HELD
  NAME, ADDRESS AND AGE         WITH REGISTRANT            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
  ---------------------         ---------------            ----------------------------------------
---------------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY (63)       Trustee                   Private investor; President, Quigley Friedlander &
 1055 California Street                               Co., Inc. (a financial advisory services firm) from
 San Francisco, CA 94108                              1984 to 1986; and Trustee, each of the other
                                                      investment companies registered under the 1940 Act
                                                      that is sub-advised or sub-administered by the Sub-
                                                      advisor.
---------------------------------------------------------------------------------------------------------
 + JOHN J. ARTHUR (53)      Vice President            Director and Senior Vice President, A I M Advisors,
                                                      Inc.; and Vice President and Treasurer, A I M
                                                      Management Group Inc.
---------------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY (53)    Vice President and        Senior Vice President -- Mutual Fund Accounting,
 50 California Street       Principal Accounting      the Sub-advisor since 1997; Vice
 San Francisco, CA 94111    Officer                   President -- Mutual Fund Accounting, the
                                                      Sub-advisor from 1992 to 1997.
---------------------------------------------------------------------------------------------------------
 MELVILLE B. COX (54)       Vice President            Vice President and Chief Compliance Officer, A I M
                                                      Advisors, Inc., A I M Capital Management, Inc.,
                                                      A I M Distributors, Inc., A I M Fund Services, Inc.
                                                      and Fund Management Company.
---------------------------------------------------------------------------------------------------------
 GARY T. CRUM (50)          Vice President            Director and President, A I M Capital Management,
                                                      Inc.; Director and Senior Vice President, A I M
                                                      Management Group Inc. and A I M Advisors, Inc.; and
                                                      Director, A I M Distributors, Inc. and AMVESCAP
                                                      PLC.
---------------------------------------------------------------------------------------------------------
 + CAROL F. RELIHAN (44)    Vice President            Director, Senior Vice President, General Counsel
                                                      and Secretary, A I M Advisors, Inc.; Senior Vice
                                                      President, General Counsel and Secretary, A I M
                                                      Management Group Inc.; Director, Vice President and
                                                      General Counsel, Fund Management Company; Vice
                                                      President and General Counsel, A I M Fund Services,
                                                      Inc.; and Vice President, A I M Capital Management,
                                                      Inc. and A I M Distributors, Inc.
---------------------------------------------------------------------------------------------------------
 DANA R. SUTTON (39)        Vice President and        Vice President and Fund Controller, A I M Advisors,
                            Assistant Treasurer       Inc.; and Assistant Vice President and Assistant
                                                      Treasurer, Fund Management Company.
---------------------------------------------------------------------------------------------------------

---------------

+ Mr. Arthur and Ms. Relihan are married to each other.

  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley (Chairman) and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Trust and its funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of the Sub-advisor or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursement from the Trust. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-advisor or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Trust for their services as Trustees. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-advisor or any other affiliated company, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-advisor for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of August 10, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of each Fund or of all the Trust's series in the aggregate.

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FEEDER FUNDS AND THE PORTFOLIOS

  AIM serves as each Portfolio's investment manager and administrator under an investment management and administration contract between each Portfolio and AIM ("Portfolio Management Contract"). The Sub-advisor serves as each Portfolio's sub-advisor and sub-administrator under a sub-advisory and sub-administration agreement between AIM and the Sub-advisor ("Portfolio Management Sub-Contract," and together with the Portfolio Management Contract, the "Portfolio Management Contracts"). AIM serves as administrator to each Feeder Fund under an administration contract between the Trust and AIM ("Administration Contract"). The Sub-advisor serves as sub-administrator to each Feeder Fund under a sub-administration contract between AIM and the Sub-advisor ("Administration Sub-Contract," and together with the Administration Contract, the "Administration Contracts"). The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM and the Sub-advisor make all investment decisions for each Portfolio and, as administrators, administer each Portfolio's and each Feeder Fund's affairs. Among other things, AIM and the Sub-advisor furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of each Portfolio and each Feeder Fund and provide suitable office space, necessary small office equipment and utilities.

  The Portfolio Management Contracts may be renewed with respect to a Portfolio for additional one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Portfolios' Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Portfolio Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contracts provide that with respect to each Portfolio, and the Administration Contracts provide that with respect to each Feeder Fund, either the Trust, each Portfolio or the Sub-advisor may terminate the Contracts without penalty upon sixty days' written notice to the other party. The Portfolio Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE HEALTH CARE FUND AND TELECOMMUNICATIONS FUND

  AIM serves as the investment manager and administrator to the Health Care Fund and Telecommunications Fund under an investment management and administration contract ("Management Contract") between the Trust and AIM. The Sub-advisor serves as the sub-advisor and sub-administrator to the Health Care Fund and Telecommunications Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-advisor ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-advisor make all investment decisions for the Health Care Fund and Telecommunications Fund and administer the Health Care Fund's and the Telecommunications Fund's affairs. Among other things, AIM and the Sub-advisor furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Health Care Fund and Telecommunications Fund, and provide suitable office space, necessary small office equipment and utilities.

  The Management Contracts may be renewed for additional one-year terms with respect to the Health Care Fund and Telecommunications Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Trust's Board of Trustees, or by the vote of a majority of the Health Care Fund and Telecommunications Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940
Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contracts provide that with respect to the Health Care Fund and Telecommunications Fund either the Trust or each of AIM or the Sub-advisor may terminate the Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).

  Each Theme Portfolio paid the following advisory fees net of any expense limitations (fee waivers) for the years ended October 31, 1998, 1997 and 1996:

                                                            1998          1997          1996
                                                         -----------   -----------   -----------
Consumer Products and Services Portfolio...............  $             $ 1,207,854   $   422,640
Financial Services Portfolio...........................                    346,965        99,991
Health Care Fund.......................................                  5,820,067     5,495,494
Infrastructure Portfolio...............................                    772,727       635,456
Resources Portfolio....................................                    979,215       213,856
Telecommunications Fund................................                 17,999,111    23,119,601

  [Prior to October 19, 1998, INVESCO (NY), Inc. was the sub-advisor and sub-administrator to the Theme Portfolios. For the fiscal years ended October 31, 1997 and 1996, the Theme Portfolios paid the above referenced advisory fees to INVESCO (NY), Inc. For the fiscal year ended October 31, 1998, the Theme
Portfolios paid INVESCO (NY) Inc. $     and AIM $     in advisory fees.]

  For the fiscal year ended October 31, 1996, the Sub-advisor reimbursed the Financial Services Portfolio, Infrastructure Portfolio and Resources Portfolio for their respective investment management and administration fees in the amounts of $103,267; $0; and $0. Each of these Portfolios had no reimbursement for the fiscal year ended October 31, 1997. For the fiscal years ended October 31, 1996 and 1997, the Financial Services Fund, Infrastructure Fund and Resources Fund paid administration fees of $34,865 and $119,765; $218,735 and $266,025; and $147,614 and $338,578, respectively. However, the Sub-advisor reimbursed those Funds for such fees in the amounts of $34,865 and $0; $0 and $0; and $0 and $0, respectively. For the fiscal years ended October 31, 1996 and 1997, the Sub-advisor reimbursed the Consumer Products and Services Portfolio for investment management and administration fees in the amounts of $0 and $0, respectively. For the same periods, the Consumer Products and Services Fund paid $147,623 and $416,297, respectively, in administration fees; however, the Sub-advisor reimbursed the Fund in the amounts of $0 and $0, respectively.

DISTRIBUTION SERVICES RELATING TO EACH FUND

  Each Fund's Advisor Class shares are offered continuously through each Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to a distribution contract between the Trust and AIM Distributors without a front-end sales charge or a contingent deferred sales charge.

EXPENSES OF THE FUNDS AND OF THE PORTFOLIOS

  Each Fund and each Portfolio pays all expenses not assumed by AIM, the Sub-advisor, AIM Distributors and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees described above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Funds and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the service performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Funds or the Portfolios generally are higher than the comparable expenses of such other funds.

                         NET ASSET VALUE DETERMINATION

  The net asset value per share of each Fund is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of each Theme Portfolio's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Theme Portfolio's net asset value per share is made in accordance with generally accepted accounting principles.

  Each equity security held by a Theme Portfolio is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the last available bid. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Fund and the Portfolio.

                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."

  For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.

  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchange Privilege."

  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS"), the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

  A Fund's net asset value is calculated by dividing the number of outstanding shares into the net assets of the Fund. Net assets are the excess of a Fund's assets over its liabilities. A more detailed description of how each Fund's net asset value is calculated appears in the Prospectuses under the heading "Determination of Net Asset Value."

BACKUP WITHHOLDING

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding.

  Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

          (1) the investor fails to furnish a correct TIN to the Fund, or

          (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

          (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

          (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

          (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

  - a corporation

  - an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

  - the United States or any of its agencies or instrumentalities

  - a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

  - a foreign government or any of its political subdivisions, agencies or instrumentalities

  - an international organization or any of its agencies or instrumentalities

  - a foreign central bank of issue

  - a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

  - a futures commission merchant registered with the Commodity Futures Trading Commission

  - a real estate investment trust

  - an entity registered at all times during the tax year under the 1940 Act

  - a common trust fund operated by a bank under Section 584(a)

  - a financial institution

  - a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

  - a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

TAXATION OF THE FUNDS

  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) the Diversification Requirements. Each Feeder Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies the requirements described above to qualify as a RIC.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

  See the next section for a discussion of the tax consequences to each Feeder Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities, by its corresponding Portfolio and to the Health Care Fund and Telecommunications Fund of those transactions and investments.

TAXATION OF THE THEME PORTFOLIOS

  The Portfolios and their Relationship to the Feeder Funds. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Feeder Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware income or franchise tax.

  Because, as noted above, each Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

  Distributions to each Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Feeder Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

  Foreign Taxes. Dividends and interest received by a Theme Portfolio, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (taking into account, in the case of a Feeder Fund, its proportionate share of any foreign taxes paid by its corresponding Portfolio) (a "Fund's foreign taxes"). Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's Income from those sources) as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source of income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

  Passive Foreign Investment Companies. Each Theme Portfolio may invest in the stock of PFICs. A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Theme Portfolio is a U.S. shareholder (effective with respect to each Fund for their taxable year beginning November 1,
1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of a Feeder Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of a Feeder Fund, by its corresponding Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of a Feeder Fund, its corresponding Portfolio's) disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

  If a Theme Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) would be required to include in income each year its pro rata share (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's pro rata share) of the QEF's annual ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder
Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  A holder of stock in any PFIC may elect to include in ordinary income for each taxable year beginning after 1997, the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also will be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.

  Options, Futures and Foreign Currency Transactions. The Theme Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Theme Portfolio realizes in connection therewith. Gains from disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from the options, Futures and Forward Contracts derived by a Theme Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund).

  Futures and Forward Contracts that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Theme Portfolio at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on non-corporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months.

  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Theme Portfolio attempts to monitor section 988 transactions to minimize any adverse tax impact.

  If a Theme Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Theme Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Theme Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

TAXATION OF THE FUNDS' SHAREHOLDERS

  Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

  Additional Information AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

                            SHAREHOLDER INFORMATION

  This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

[TIMING OF PURCHASE ORDERS

  Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.]

[SHARE CERTIFICATES

  Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s).]

[SPECIAL PLANS

  Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. It is recommended that a shareholder considering any of the plans described herein consult a tax advisor before commencing participation in such a plan.

Automatic Dividend Investment Plan

  Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.

Portfolio Rebalancing Program

  The Portfolio Rebalancing Program ("Program") permits eligible shareholders with a minimum account balance of $5,000 to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.

  Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. Such exchanges are not tax-free and may result in a shareholder's realizing a gain or loss, as the case may be, for federal income tax purposes. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.

  The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on sixty (60) days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.]

TERMS AND CONDITIONS OF EXCHANGES

  Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.

  Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.

  Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.

  An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.

  The current prospectus of each of the Advisor Class Funds and current information concerning the operation of the exchange privilege are available through AIM Distributors or through any dealer who has executed an applicable agreement with AIM Distributors. Before exchanging shares, investors should review the prospectuses of the funds whose shares will be acquired through exchange. Exchanges of shares are considered to be sales for federal and state income tax purposes and may result in a taxable gain or loss to a shareholder.

  The exchange privilege is not an option or right to purchase shares but is permitted under the respective policies of the participating funds, and may be modified or discontinued by any of such funds or by AIM Distributors at any time, and to the extent permitted by applicable law, without notice.

  Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.]

[EXCHANGES BY MAIL

  Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."]

[EXCHANGES BY TELEPHONE

  Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.]

[REDEMPTIONS BY MAIL

  Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.]

[REDEMPTIONS BY TELEPHONE

  Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.]

[TIMING AND PRICING OF REDEMPTION ORDERS

  Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.]

SIGNATURE GUARANTEES

  A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account;
(4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

DIVIDENDS AND DISTRIBUTIONS

  [In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.

  Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.]

[MINIMUM ACCOUNT BALANCE

  If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

  AIM Distributors and its agents reserve the right at any time (1) to withdraw all or any part of the offering made by the Fund's Prospectus; (2) to reject any purchase or exchange order or to cancel any purchase due to nonpayment of the purchase price; (3) to increase, waive or lower the minimum investment requirements; or (4) to modify any of the terms or conditions of purchase of shares of such fund. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."]

                           MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

  The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

CUSTODIAN AND TRANSFER AGENT

  State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties. A I M Fund Services, Inc., a wholly owned subsidiary of AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

  Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.

  Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") has entered into an agreement with the Company (and certain other AIM Funds), First Data Investor Service Group (formerly The Shareholder Services Group, Inc.) and Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

INDEPENDENT ACCOUNTANTS

  The Trust's and Theme Portfolios' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Portfolios' and the Funds' financial statements, assists in the preparation of each Portfolio's and each Fund's federal and state income tax returns and consults with the Trust and Global Investment Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.

  The audited financial statements of the Trust included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP, as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

SHAREHOLDER LIABILITY

  Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

NAMES

  Prior to May 29, 1998, AIM Global Consumer Products and Services Fund operated under the name of GT Global Consumer Products and Services Fund; AIM Global Financial Services Fund operated under the name of GT Global Financial Services Fund; AIM Global Health Care Fund operated under the name of GT Global Health Care Fund; AIM Global Infrastructure Fund operated under the name of GT Global Infrastructure Fund; AIM Global Resources Fund operated under the name of GT Global Natural Resources Fund; and AIM Global Telecommunications Fund operated under the name of GT Global Telecommunications Fund.

SPECIAL SERVICING AGREEMENT

  Subject to receipt of an exemptive order from the SEC, the Funds will be parties to a Special Servicing Agreement ("Agreement") among the Trust on behalf of the Funds, AIM Series Trust on behalf of its sole series, AIM Global Trends Fund ("Global Trends Fund"), AIM, the Sub-advisor, and AFS. The Agreement will provide that, if the Board of Trustees determines that a Fund's share of the aggregate expenses of Global Trends Fund is less than the estimated savings to the Fund from the operation of Global Trends Fund, the Fund will bear those expenses in proportion to the average daily value of its shares owned by Global Trends Fund, provided that no Fund will bear such expenses in excess of the estimated savings to it. Those savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the Funds generated by the operation of Global Trends Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by that Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITY

  To the best knowledge of the Trust, the names and the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of
                 , 1998, and the percentage of the outstanding shares held by such holders are set forth below:

                                                                                                 PERCENT
                                                                                  PERCENT        OWNED OF
                                                                                  OWNED OF      RECORD AND
                FUND                           NAME AND ADDRESS OF OWNER          RECORD*      BENEFICIALLY
                ----                           -------------------------          --------     ------------
Consumer Products and Services         GT New Dimension Fund                            %          -0-
  Fund -- Advisor Class                Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Consumer Products and Services --      MLPF&S for the Sole Benefit of its               %          -0-
  Class A                              Customers, Security #97DD9
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Consumer Products and Services         MLPF&S for the Sole Benefit of its               %          -0-
  Fund -- Class B                      Customers, Security #97F31
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Financial Services Fund --             GT New Dimension Fund                            %          -0-
  Advisor Class                        Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Financial Services Fund -- Class A     MLPF&S for the Sole Benefit of its               %          -0-
                                       Customers, Security #97D41
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Financial Services Fund -- Class B     MLPF&S for the Sole Benefit of its               %          -0-
                                       Customers, Security #97D30
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Health Care Fund -- Advisor Class      GT New Dimension Fund                            %          -0-
                                       Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Health Care Fund -- Class A            MLPF&S for the Sole Benefit of its               %          -0-
                                       Customers, Security #975M3
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Health Care Fund -- Class B            MLPF&S for the Sole Benefit of its               %          -0-
                                       Customers, Security #97BA1
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Infrastructure Fund -- Advisor Class   GT New Dimension Fund                            %          -0-
                                       Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                                                 PERCENT
                                                                                  PERCENT        OWNED OF
                                                                                  OWNED OF      RECORD AND
                FUND                           NAME AND ADDRESS OF OWNER          RECORD*      BENEFICIALLY
                ----                           -------------------------          --------     ------------
Infrastructure Fund -- Class B         MLPF&S for the Sole Benefit of its               %          -0-
                                       Customers, Security #97HX6
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Resources Fund -- Advisor Class        GT New Dimension Fund                            %          -0-
                                       Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Telecommunications Fund --             GT New Dimension Fund                            %          -0-
  Advisor Class                        Theme Fund Omnibus Account
                                       2121 N. California Blvd. Ste. 395
                                       Walnut Creek, CA 94596-7305
Telecommunications Fund -- Class A     MLPF&S for the Sole Benefit of its               %          -0-
                                       Customers, Security #979F7
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Telecommunications Fund -- Class B     MLPF&S for the Sole Benefit of its               %          -0-
                                       Customers, Security #97BA2
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return, as described in the Prospectus, is as follows:

                                 P(1+T)(n)=ERV

    Where  P     =   a hypothetical initial payment of $1,000.
           T     =   average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods.)
           n     =   number of years.
           ERV   =   ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                     portion of such period).

  The standardized returns for the Advisor Class shares of the Health Care Fund, stated as average annualized total returns for the periods shown, were:

                                                                HEALTH CARE
                                                                   FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
Fiscal year ended Oct. 31, 1998.............................      -4.28%
Oct. 31, 1992 through Oct. 31, 1998.........................         n/a
June 1, 1995 (commencement of operations) through Oct. 31,
  1998......................................................      18.44%
Aug. 7, 1989 (commencement of operation) through Oct. 31,
  1998......................................................         n/a

  The non-standardized returns for the Advisor Class shares of the Telecommunications Fund, stated as average annualized total returns for the periods shown, were:

                                                               TELECOMMUNI-
                                                               CATIONS FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
Fiscal year ended Oct. 31, 1998.............................      -2.59%
Oct. 31, 1992 through Oct. 31, 1998.........................         n/a
June 1, 1995 (commencement of operations) through Oct. 31,
  1998......................................................       8.57%
Jan. 27, 1992 (commencement of operations) through Oct. 31,
  1998......................................................         n/a

  The non-standardized returns for the Advisor Class shares of the Financial Services Fund, stated as average annualized total returns for the periods shown, were:

                                                                 FINANCIAL
                                                               SERVICES FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
Fiscal year ended Oct. 31, 1998.............................       3.03%
June 1, 1995 (commencement of operations) through Oct. 31,
  1998......................................................      17.48%
May 31, 1994 (commencement of operations) through Oct. 31,
  1998......................................................         n/a

  The non-standardized returns for the Advisor Class shares of the Infrastructure Fund, stated as average annualized total returns for the periods shown, were:

                                                              INFRASTRUCTURE
                                                                   FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
Fiscal year ended Oct. 31, 1998.............................      -4.35%
June 1, 1995 (commencement of operations) through Oct. 31,
  1998......................................................       7.22%
May 31, 1994 (commencement of operations) through Oct. 31,
  1998......................................................         n/a

  The non-standardized returns for the Advisor Class shares of the Resources Fund, stated as average annualized total returns for the periods shown, were:

                                                                 RESOURCES
                                                                   FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
Fiscal year ended Oct. 31, 1998.............................      -44.79%
June 1, 1995 (commencement of operations) through Oct. 31,
  1998......................................................        1.25%
May 31, 1994 (commencement of operations) through Oct. 31,
  1998......................................................          n/a

  The non-standardized returns for the Advisor Class shares of the Consumer Products and Services Fund, stated as average annualized total returns for the periods shown, were:

                                                              CONSUMER PRODUCTS
                                                                     AND
                                                                SERVICES FUND
                           PERIOD                              (ADVISOR CLASS)
                           ------                             -----------------
Fiscal year ended Oct. 31, 1998.............................         9.20%
June 1, 1995 (commencement of operations) to Oct. 31,
  1998......................................................        26.66%
Dec. 30, 1994 (commencement of operations) to Oct. 31,
  1998......................................................           n/a

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                 P(1+U)(n)=ERV

    Where  P     =   a hypothetical initial payment of $1,000.
           U     =   average annual total return assuming payment of only a
                     stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n     =   number of years.
           ERV   =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  Cumulative total return across a stated period may be calculated as follows:

                                 P(1+V)(n)=ERV

    Where  P     =   a hypothetical initial payment of $1,000.
           V     =   cumulative total return assuming payment of all of, a stated
                     portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n     =   number of years.
           ERV   =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of the Health Care Fund, stated as aggregate total returns for the periods shown, were:

                                                                HEALTH CARE
                                                                   FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
June 1, 1995 (commencement of operations) through Oct. 31,
  1998......................................................      78.28%
Aug. 7, 1989 (commencement of operations) through Oct. 31,
  1998......................................................         n/a

  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of the Telecommunications Fund, stated as aggregate total returns for the periods shown, were:

                                                               TELECOMMUNI-
                                                               CATIONS FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
June 1, 1995 (commencement of operations) through Oct. 31,
  1998......................................................      32.44%
Jan. 27, 1992 (commencement of operations) through Oct. 31,
  1998......................................................         n/a

  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of the Financial Services Fund, stated as aggregate total returns for the period shown, were:

                                                                 FINANCIAL
                                                               SERVICES FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
June 1, 1995 (commencement of operations) through Oct. 31,
  1998......................................................      73.41%
May 31, 1994 (commencement of operations) through Oct. 31,
  1998......................................................         n/a

  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of the Infrastructure Fund, stated as aggregate total returns for the period shown, were:

                                                              INFRASTRUCTURE
                                                                   FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
June 1, 1995 (commencement of operations) through Oct. 31,
  1998......................................................      26.90%
May 31, 1994 (commencement of operations) through Oct. 31,
  1998......................................................         n/a

  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of the Resources Fund, stated as aggregate total returns for the period shown, were:

                                                                 RESOURCES
                                                                   FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
June 1, 1995 (commencement of operations) through Oct. 31,
  1998......................................................       4.35%
May 31, 1994 (commencement of operations) through Oct. 31,
  1998......................................................         n/a

  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of the Consumer Products and Services Fund, stated as aggregate total returns for the period shown, were:

                                                              CONSUMER PRODUCTS
                                                                     AND
                                                                SERVICES FUND
                           PERIOD                              (ADVISOR CLASS)
                           ------                             ------------------
June 1, 1995 (commencement of operations) through Oct. 31,
  1998......................................................       124.19%
Dec. 30, 1994 (commencement of operations) through Oct. 31,
  1998......................................................           n/a

  Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

PERFORMANCE INFORMATION

  Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

     Advertising Age
     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Institutional Investor
     Insurance Forum
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC
     Kiplinger Letter
     Money
     Mutual Fund Forecaster
     Mutual Fund Magazine
     Nation's Business
     New York Times
     Pension World
     Pensions & Investments
     Personal Investor
     Financial Services Week
     Philadelphia Inquirer
     Smart Money
     USA Today
     U.S. News & World Report
     Wall Street Journal
     Washington Post
     CNN
     CNBC
     PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

     Bank Rate National Monitor Index
     Bear Stearns Foreign Bond Index
     Bond Buyer Index
     CDA/Wiesenberger Investment Company Services
       (data and mutual fund rankings and
       comparisons)
     CNBC/Financial News Composite Index
     COFI
     Consumer Price Index
     Datastream
     Donoghue's
     Dow Jones Industrial Average
     EAFE Index
     First Boston High Yield Index
     Fitch (publications)
     Ibbotson Associates International Bond Index
     International Bank for Reconstruction and
       Development (publications)
     International Finance Corporation Emerging
       Markets Database
     International Financial Statistics
     Lehman Bond Indices
     Lipper Analytical Data Services, Inc. (data and
       mutual fund rankings and comparisons)
     Micropal, Inc. (data and mutual fund rankings
       and comparisons)
     Moody's Investors Service (publications)
     Morgan Stanley Capital International All
       Country (AC) World Index
     Morgan Stanley Capital International World
       Indices
     Morningstar, Inc. (data and mutual fund rankings
       and comparisons)
     NASDAQ
     Organization for Economic Cooperation and
       Development (publications)
     Salomon Brothers Global Telecommunications
       Index
     Salomon Brothers World Government Bond
       Index -- Non-U.S.
     Salomon Brothers World Government Bond Index
     Standard & Poor's (publications)
     Standard & Poor's 500 Composite Stock Price
       Index
     Stangar
     Wilshire Associates
     World Bank (publications and reports)
     The World Bank Publication of Trends in
       Developing Countries
     Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

        10-year Treasuries
        30-year Treasuries
        30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

GENERAL INFORMATION ABOUT THE THEME FUNDS AND THEME PORTFOLIOS

  Each Theme Portfolio may invest worldwide across industries within the Portfolio area of concentration without national or regional restrictions. The ability of each Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.

  Each Theme Portfolio's area of concentration reflects the underlying theme of the Portfolio. AIM Distributors believes that there are certain social, political and economic trends that may benefit one or more industries within a Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.

HEALTH CARE FUND

  From time to time the Fund and AIM Distributors will quote information including data regarding:

  - Trading volume, number of listed companies and the largest companies of the global health care industry

  - Expenditures by various countries, regions and age groups on health care

  - Population of countries, regions and age groups

  - Natality and mortality rates in various regions, countries and age groups

  - Life expectancy rates in various regions, countries and age groups

  - New health care products and products seeking approval

  - Health maintenance organizations (HMOs) and their enrollment growth

  - Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

  - Medical technology and devices in use or in development

  - Regulatory environment of health care industries

  - Consolidation in the health care industries

  The information quoted has not been independently verified by a Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

  - Research firms such as Mehta and Isaly which publishes Pharmaceutical Portfolio Recommendations

  - OECD and its publications such as the OECD Health Data, as supplemented annually

  - Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

  - The World Bank and its publications such as The World Development Report, as supplemented annually

  - IFC and publications such as the Emerging Stock Markets Factbook

INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES

  The Fund and the Sub-advisor believe that certain market and demographic factors merit an investor's consideration when making a health care investment. Worldwide standards of living and life expectancy have increased at a substantial rate. The Sub-advisor expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Sub-advisor, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.

  The Sub-advisor believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Sub-advisor, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and AIM Distributors will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data that is believed to be reliable and accurate.

TELECOMMUNICATIONS FUND

  From time to time the Fund and AIM Distributors will quote information including data regarding:

  - Increased usage of new technologies such as, but not limited to, cellular and wireless communications in emerging and established countries around the world

  - Supply and demand of telephone equipment and services

  - Regulatory environment of telecommunications industries

  - Revenue, price and usage of telecommunications products and services

  - Privatization and/or deregulation of telecommunications companies

  The information quoted has not been independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

  - Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

  - OECD and other publications from its subsidiaries such as the International Telecommunications Union

  - Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

  - International Technology Consultants, a Washington D.C. based firm which publishes reports such as Eastern European & Soviet Telecom Report and Latin American Telecom Report

  - Telegeography and other publications

DEREGULATION IN THE UNITED STATES

  The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Sub-advisor expects this scenario to continue to benefit such companies in the U.S. and similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.

CONSUMER PRODUCTS AND SERVICES FUND

  From time to time the Fund and AIM Distributors will quote information including data regarding:

  - Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries

  - Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services

  - Population of countries, regions and age groups

  - Life expectancy rates in various regions, countries and age groups

  - New consumer products and services in the development or manufacturing stages

  - Income of various regions, countries and age groups

  - Sales and sales growth of consumer products and services companies in their own country and abroad

  - Sales, supply and demand of consumer products and services

  - Parent Companies and the products and services they distribute

  - Regulatory environment of consumer products industries

  The information quoted will not be independently verified by the Fund or AIM Distributors and will be based on data provided that is believed to be reliable and accurate from sources including the following:

  - Consumer and trade groups

  - Fortune magazine and other periodicals

  - The World Bank and its publications

  - The International Monetary Fund (IMF) and its publications

  - IFC and its publications

  - OECD and its publications

INFRASTRUCTURE FUND

  From time to time the Fund and AIM Distributors may quote information including:

  - Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure related products and services

  - Regulatory environment of infrastructure industries

  - Quantity and costs of current and projected infrastructure projects

  - Privatization of industries and companies

  - New technologies, products and services used in infrastructure industries

  - Infrastructure Finance magazine and other periodicals

FINANCIAL SERVICES FUND

  From time to time the Fund and AIM Distributors may quote information including:

  - Supply and demand of financial services

  - Regulatory environment of financial service industries

  - Credit ratings of U.S. and non-U.S. banks

  - New technologies, products and services used in the financial services industries

  - Consolidation in the financial services industries

RESOURCES FUND

  From time to time the Fund and AIM Distributors may quote information including:

  - Supply, demand and prices of natural resources

  - Regulatory environment of natural resources

  - Supply, demand and prices of products manufactured from natural resources

  - New technologies, products and services used in the natural resources industries

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

  Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.
C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                               ABSENCE OF RATING

  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

          1. An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                              FINANCIAL STATEMENTS

                                       FS

                            PART C: OTHER INFORMATION

Item 23.     Exhibits


Exhibit
Number                  Description
------                  -----------
 (a)    (1)    -  Agreement and Declaration of Trust of Registrant was filed as an Exhibit to
                  Post-Effective Amendment No. 55, on August 26, 1998 and is hereby incorporated by reference.

        (2)    -  First Amendment to Agreement and Declaration of Trust of Registrant is filed herewith electronically.

        (3)    -  Form of Second Amendment to Agreement and Declaration of Trust of Registrant is filed herewith electronically.

 (b)           -  By-Laws of Registrant were filed as an Exhibit to Post-Effective Amendment No. 55, on
                  August 26, 1998 and is hereby incorporated by reference.

 (c)           -  Provisions of instruments defining the rights of holders of Registrant's securities are contained in the Agreement and Declaration of Trust, as amended,  Articles II, VI, VII, VIII and
                  IX and By-Laws Articles IV, V, VI, VII and VIII, which are included as part of Exhibits (a)(1) and
                  (b) of this Registration Statement.

 (d)    (1)    -  (i) Investment Management and Administration Contract, dated May 29, 1998, between
                  Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment
                  No. 55 on August 26, 1998.

               -  (ii) Investment Management and Administration Contract, dated September 8, 1998, between
                  Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No.
                  55 on August 26, 1998 and is hereby incorporated by reference.

        (2)    -  (i) Administration Contract, dated May 29, 1998, between Registrant and A I M
                  Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 55 on August 26,
                  1998.

               -  (ii) Administration Contract, dated September 8, 1998, between Registrant and
                  A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 55 on August
                  26, 1998 and is hereby incorporated by reference.

        (3)    -  (i) Sub-Administration Contract, dated May 29, 1998, between A I M Advisors, Inc. and
                  INVESCO (NY), Inc. with respect to Registrant was filed as an Exhibit to
                  Post-Effective Amendment No. 55 on August 26, 1998.

               -  (ii) Sub-Administration Contract, dated September 8, 1998, between A I M Advisors,
                  Inc. and INVESCO (NY), Inc. with respect to Registrant was filed as an Exhibit to
                  Post-Effective Amendment No. 55 on August 26, 1998 and is hereby incorporated by reference.

        (4)    -  (i) Sub-Advisory and Sub-Administration Contract, dated May 29, 1998, between A I M
                  Advisors, Inc. and INVESCO (NY), Inc. with respect to Registrant was filed as an
                  Exhibit to Post-Effective Amendment No. 55 on August 26, 1998.

               -  (ii) Sub-Advisory and Sub-Administration Contract, dated September 8, 1998, between
                  A I M Advisors, Inc. and INVESCO (NY), Inc. with respect to Registrant was filed as an
                  Exhibit to Post-Effective Amendment No. 55 on August 26, 1998 and is hereby incorporated by reference.

        (5)    -  Investment Management and Administration Contract, dated May 29, 1998, between Global
                  Investment Portfolio and A I M Advisors, Inc. was filed as an Exhibit to
                  Post-Effective Amendment No. 55 on August 26, 1998 and is hereby incorporated by reference.

        (6)    -  Investment Management and Administration Contract, dated May 29, 1998, between Global
                  High Income Portfolio (now known as Emerging Markets Debt Portfolio) and A I M Advisors,
                  Inc. was filed as an Exhibit to Post-Effective Amendment No. 55 on August 26, 1998 and
                  is hereby incorporated by reference.

        (7)    -  Sub-Advisory and Sub-Administration Contract, dated May 29, 1998, between A I M
                  Advisors, Inc. and INVESCO (NY), Inc. with respect to Global Investment Portfolio was filed as an Exhibit to Post-Effective Amendment No. 55 on August 26, 1998 and
                  is hereby incorporated by reference.

        (8)    -  Sub-Advisory and Sub-Administration Contract, dated May 29, 1998, between A I M
                  Advisors, Inc. and INVESCO (NY), Inc. with respect to Global High Income Portfolio
                  (now known as Emerging Markets Debt Portfolio) was filed as an Exhibit to Post-Effective
                  Amendment No. 55 on August 26, 1998 and is hereby incorporated by reference.

 (e)    (1)    -  (i) Distribution Agreement, dated May 29, 1998, between Registrant and A I M
                  Distributors, Inc. with respect to Class A shares was filed as an Exhibit to
                  Post-Effective Amendment No. 55 on August 26, 1998.

              -  (ii) Distribution Agreement, dated September 8, 1998,
                  between Registrant and A I M Distributors, Inc. with respect to Class A shares was filed as an Exhibit to Post-Effective
                  Amendment No. 55 on August 26, 1998 and is hereby incorporated by reference.

               -  (iii) Form of Master Distribution Agreement between
                  Registrant and A I M Distributors, Inc. with respect to Class
                  A and C shares is filed herewith electronically.

        (2)    -  (i) Distribution Agreement, dated May 29, 1998, between Registrant and A I M
                  Distributors, Inc. with respect to Class B shares was filed as an Exhibit to
                  Post-Effective Amendment No. 55 on August 26, 1998.

               -  (ii) Distribution Agreement, dated September 8, 1998, between Registrant and A I M Distributors, Inc. with respect to Class B shares was filed as an
                  Exhibit to Post-Effective Amendment No. 55 on August 26, 1998 and is hereby incorporated by reference.

        (3)    -  (i) Distribution Agreement, dated May 29, 1998, between Registrant and A I M Distributors,
                  Inc. with respect to Advisor Class shares was filed as an Exhibit to Post-Effective Amendment
                  No. 55 on August 26, 1998.

               -  (ii) Distribution Agreement, dated September 8, 1998, between Registrant and A I M
                  Distributors, Inc. with respect to Advisor Class shares was filed as an Exhibit to
                  Post-Effective Amendment No. 55 on August 26, 1998 and is hereby incorporated by reference.

        (4)    -  Form of Selected Dealer Agreement between and A I M Distributors, Inc. and selected dealers is filed herewith electronically.

        (5)    -  Form of Bank Selling Group Agreement between and A I M Distributors, Inc. and banks is filed herewith electronically.


 (f)           -  Agreements Concerning Officers and Directors/Trustees Benefits - None.

 (g)    (1)    -  Custodian Contract, dated April 27, 1988, between Registrant and State Street Bank and Trust Company is filed herewith electronically.

        (2)    -  Notice of Additional Fund, dated August 7, 1989, to Custodian Contract, dated April
                  27, 1988, between Registrant and State Street Bank and Trust Company is filed herewith electronically.

        (3)    -  Notice of Additional Fund, dated September 23, 1990, to Custodian Contract, dated
                  April 27, 1988, between Registrant and State Street Bank and Trust Company is filed herewith electronically.

        (4)    -  Notice of Additional Fund, dated August 8, 1991, to Custodian Contract, dated April
                  27, 1988, between Registrant and State Street Bank and Trust Company is filed herewith electronically.

        (5)    -  Notice of Additional Fund, dated January 27, 1992, to Custodian Contract, dated April
                  27, 1988, between Registrant and State Street Bank and Trust Company is filed herewith electronically.

        (6)    -  Notice of Additional Fund, dated May 10, 1992, to Custodian Contract, dated April 27,
                  1988, between Registrant and State Street Bank and Trust Company is filed herewith electronically.

        (7)    -  Notice of Additional Fund, dated June 1, 1992, to Custodian Contract, dated April 27,
                  1988, between Registrant and State Street Bank and Trust Company is filed herewith electronically.

        (8)    -  Notice of Additional Fund, dated October 22, 1992, to Custodian Contract, dated April
                  27, 1988, between Registrant and State Street Bank and Trust Company is filed herewith electronically.

        (9)    -  Notice of Additional Fund, dated May 31, 1994, to Custodian Contract, dated April 27,
                  1988, between Registrant and State Street Bank and Trust Company is filed herewith electronically.

        (10)   -  Amendment to Custodian Contract, dated August 17, 1994, is filed herewith electronically.

        (11)   -  Amendment to Custodian Contract, dated June 20, 1995, is filed herewith electronically.

        (12)   -  Notice of Additional Fund, dated October 24, 1997, to Custodian Contract, dated April 27,
                  1988, between Registrant and State Street Bank and Trust Company is filed herewith electronically.

        (13)   -  Notice of Registrant's reorganization, dated September 22, 1998, to Custodian is filed herewith electronically.

 (h)    (1)    -  (i)  Transfer Agency and Service Agreement, dated September 8, 1998, between Registrant and A I M Fund Services, Inc. is filed herewith electronically.

               -  (ii) Form of Amendment No. 1 to Transfer Agency and Services Agreement, dated
                  September 8, 1998, between Registrant and A I M Fund Services, Inc. is filed herewith electronically.

        (2)    -  (i) Remote Access and Related Services Agreement, dated as of December 23, 1994, was filed as an Exhibit to Post- Effective Amendment No. 55 on August 26, 1998 and is
                  hereby incorporated by reference.

               -  (ii) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related
                  Services Agreement, dated as of December 23, 1994, was filed as an Exhibit to Post-
                  Effective Amendment No. 55 on August 26, 1998 and is hereby incorporated by reference.

               -  (iii) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related
                  Services Agreement, dated as of December 23, 1994, was filed as an Exhibit to
                  Post-Effective Amendment No. 55 on August 26, 1998 and is hereby incorporated by reference.

               -  (iv) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related
                  Services Agreement, dated December 23, 1994, was filed as an Exhibit to Post-
                  Effective Amendment No. 55 on August 26, 1998 and is hereby incorporated by reference.

               -  (v) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related
                  Services Agreement, dated December 23, 1994, was filed as an Exhibit to
                  Post-Effective Amendment No. 55 on August 26, 1998 and is hereby incorporated by reference.

               -  (vi) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, was filed as an Exhibit to Post- Effective Amendment No. 55 on August 26, 1998.

               -  (vii) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services
                  Agreement, dated December 23, 1994, is filed herewith electronically.

               -  (viii) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services
                  Agreement, dated December 23, 1994, is filed herewith electronically.

        (3)    -  Fund Accounting and Pricing Agent Agreement between Registrant and
                  INVESCO (NY), Inc. was filed as an exhibit to Post-Effective Amendment
                  No. 55 on August 26, 1998, and is hereby incorporated by reference.

 (i)    (1)    -  Opinion and Consent of Kirkpatrick & Lockhart LLP is filed herewith electronically.

        (2)    -  (i) Opinion and Consent of Delaware Counsel were filed as an Exhibit to Post-Effective
                  Amendment No. 55 on August 26, 1998, and is hereby incorporated by reference.

                  (ii) Opinion and Consent of Delaware Counsel is filed herewith electronically.

 (j)           -  Other opinions - None.

 (k)           -  Omitted Financial Statements - None.

 (l)           -  Agreements Concerning Initial Capitalization - None.

 (m)     (1)   -  (i) Distribution Plan, effective as of September 8, 1998, adopted pursuant to Rule
                  12b-1 with respect to Class A shares is filed herewith electronically.

               -  (ii) Form of Master Distribution Plan, pursuant to Rule 12b-1 with respect to Class A and C shares is filed herewith electronically.

        (2)    -  Distribution Plan, effective as of September 8, 1998, adopted pursuant to Rule 12b-1 with respect to Class B shares is filed herewith electronically.

        (3)    -  (i) Form of Shareholder Service Agreement to be used in connection with Registrant's
                  Master Distribution Plan is filed herewith electronically.

               -  (ii) Form of Bank Shareholder Service Agreement to be used in connection with
                  Registrant's Master Distribution Plan is filed herewith electronically.

               -  (iii) Form of Service Agreement for Bank Trust Department and for Broker to be used in connection with Registrant's Master Distribution Plan is filed herewith electronically.

               -  (iv) Form of Agency Pricing Agreement to be used in connection with Registrant's
                  Master Distribution Plan is filed herewith electronically.

 (n)           -  Financial Data Schedules were filed as Exhibits to Post-Effective Amendment No. 51 to
                  Registration Statement on Form N-1A, filed January 30, 1998, and are hereby incorporated by reference.

 (o)           -  Rule 18f-3 Multiple Class Plan was filed as an Exhibit to Post-Effective Amendment
                  No. 55 on August 26, 1998 and is hereby incorporated by reference.



Item 24.       Persons Controlled by or Under Common Control with the Fund

        Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Fund. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

        [None.]


Item 25.       Indemnification

        State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Fund is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

        Article VIII of the Registrant's Agreement and Declaration of Trust, as amended, provides for indemnification of certain persons acting on behalf of the Registrant. Article VIII, Section 8.1 provides that a Trustee, when acting in such capacity, shall not be personally liable to any person for any act, omission, or obligation of the Registrant or any Trustee; provided, however, that nothing contained in the Registrant's Agreement and Declaration of Trust or in the Delaware Business Trust Act shall protect any Trustee against any liability to the Registrant or the Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee.

        Article VIII, Section 3 of the Registrant's By-Laws also provides that every person who is, or has been, a Trustee or Officer of the Registrant to the fullest extent permitted by the Delaware Business Trust Act, the Registrant's By-Laws and other applicable law.

Item 26. Business and Other Connections of the Investment Advisor

        Describe any other business, profession, vocation or employment of a substantial nature that each investment adviser, and each director, officer or partner of the adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

        See the material under the headings "Trustees and Executive Officers" and "Management" included in Part B (Statement of Additional Information) of this Post-Effective Amendment. Information as to the Directors and Officers of A I M Advisors, Inc. and INVESCO (NY), Inc. is included in Schedule A and Schedule D of Part I of each entity's Form ADV (File No. 801-12313 and File No. 801-10254, respectively), filed with the Securities and Exchange Commission, which are incorporated herein by reference thereto.

Item 27. Principal Underwriters

     (a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

          AIM Advisor Funds, Inc.
          AIM Eastern Europe Fund
          AIM Equity Funds, Inc. (Retail Classes)
          AIM Funds Group
          AIM Growth Series
          AIM International Funds, Inc.
          AIM Investment Funds
          AIM Investment Portfolios
          AIM Investment Securities Funds
          AIM Series Trust
          AIM Summit Fund, Inc.
          AIM Tax-Exempt Funds, Inc.
          AIM Variable Insurance Funds, Inc.
          GT Global Floating Rate Fund, Inc. (d/b/a AIM Floating Rate Fund)

     (b)

Name and Principal               Position and Offices                                Position and Offices
Business Address*                with Underwriter                                    with Fund
-----------------                ----------------                                    ---------
Charles T. Bauer                 Chairman of the Board of Directors                  None

Michael J. Cemo                  President & Director                                None

Gary T. Crum                     Director                                            Vice President

Robert H. Graham                 Senior Vice President & Director                    Chairman & President

William G. Littlepage            Senior Vice President & Director                    None

John Caldwell                    Senior Vice President                               None

Marilyn M. Miller                Senior Vice President                               None

James L. Salners                 Senior Vice President                               None

Gordon J. Sprague                Senior Vice President                               None

Michael C. Vessels               Senior Vice President                               None

B.J. Thompson                    First Vice President                                None

James R. Anderson                Vice President                                      None

John J. Arthur                   Vice President & Treasurer                          Vice President

Mary K. Coleman                  Vice President                                      None

Melville B. Cox                  Vice President & Chief                              Vice President
                                 Compliance Officer


----------

* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal               Position and Offices                                Position and Offices
Business Address*                with Underwriter                                    with Fund
-----------------                ----------------                                    ---------

Charles R. Dewey                 Vice President                                        None

Sidney M. Dilgren                Vice President                                        None

Tony D. Green                    Vice President                                        None

William H. Kleh                  Vice President                                        None

Ofelia M. Mayo                   Vice President, General Counsel                       Assistant Secretary
                                 & Assistant Secretary

Terri L. Ransdell                Vice President                                        None

Carol F. Relihan                 Vice President                                        Vice President

Kamala C. Sachidanandan          Vice President                                        None

Frank V. Serebrin                Vice President                                        None

Christopher T. Simutis           Vice President                                        None

Robert D. Van Sant, Jr.          Vice President                                        None

Gary K. Wendler                  Vice President                                        None

David E. Hessel                  Assistant Vice President,                             None
                                 Assistant Treasurer
                                 & Controller

Kathleen J. Pflueger             Secretary                                             Assistant Secretary

Luke P. Beausoleil               Assistant Vice President                              None

Tisha B. Christopher             Assistant Vice President                              None

Glenda A. Dayton                 Assistant Vice President                              None

Kathleen M. Douglas              Assistant Vice President                              None

Terri N. Fiedler                 Assistant Vice President                              None

Mary E. Gentempo                 Assistant Vice President                              None

Jeffrey L. Horne                 Assistant Vice President                              None

Melissa E. Hudson                Assistant Vice President                              None

Jodie L. Johnson                 Assistant Vice President                              None

Kathryn A. Jordan                Assistant Vice President                              None

Wayne W. LaPlante                Assistant Vice President                              None



----------

* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173


Kim T. Lankford                  Assistant Vice President                              None

Ivy B. McLemore                  Assistant Vice President                              None

David B. O'Neil                  Assistant Vice President                              None

Patricia M. Shyman               Assistant Vice President                              None

Nicholas D. White                Assistant Vice President                              None

Norman W. Woodson                Assistant Vice President                              None

Nancy L. Martin                  Assistant General Counsel                             Assistant Secretary
                                 & Assistant Secretary

Samuel D. Sirko                  Assistant General Counsel                             Assistant Secretary
                                 & Assistant Secretary

Stephen I. Winer                 Assistant Secretary                                   None



----------
* 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

     (c)      -        Not Applicable

Item 28.  Location of Accounts and Records

         State the name and address of each person maintaining physical possessions of each account, book, or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

         Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its advisor A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

         Records covering shareholder accounts and portfolio transactions are also maintained and kept by the Registrant's Transfer Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 29. Management Services

         Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or B, disclosing the parties to the contract and the total amount paid and by whom for the Fund's last three fiscal years.

         None.


Item 30. Undertakings

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 30th day of December, 1998.

                                      REGISTRANT:   AIM INVESTMENT FUNDS


                                              By:      /s/ ROBERT H. GRAHAM
                                                    ---------------------------
                                                    Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


                  SIGNATURES                                            TITLE                             DATE
                  ----------                                            -----                             ----
               /s/ ROBERT H. GRAHAM
          ---------------------------------                 Chairman, Trustee & President             December 30, 1998
                  (Robert H. Graham)                        (Principal Executive Officer)

             /s/ C. DEREK ANDERSON
          ---------------------------------                            Trustee                        December 30, 1998
                (C. Derek Anderson)

              /s/ FRANK S. BAYLEY
          ---------------------------------                            Trustee                        December 30, 1998
                 (Frank S. Bayley)

             /s/ ARTHUR C. PATTERSON
          ---------------------------------                            Trustee                        December 30, 1998
                (Arthur C. Patterson)

              /s/ RUTH H. QUIGLEY
          ---------------------------------                            Trustee                        December 30, 1998
                 (Ruth H. Quigley)


             /s/ KENNETH W. CHANCEY                                Vice President &
          ---------------------------------                      Principal Financial                  December 30, 1998
                (Kenneth W. Chancey)                            and Accounting Officer

                                   SIGNATURES

         Emerging Markets Debt Portfolio has duly caused this Amendment of the Registration Statement of AIM Investment Funds to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 30th day of December, 1998.

                                                EMERGING MARKETS DEBT PORTFOLIO


                                           By:      /s/ ROBERT H. GRAHAM
                                                -------------------------------
                                                Robert H. Graham, President

         This Amendment to the Registration Statement of AIM Investment Funds has been signed below by the following persons in the capacities and on the dates indicated:


                  SIGNATURES                                            TITLE                             DATE
                  ----------                                            -----                             ----
               /s/ ROBERT H. GRAHAM
          ---------------------------------                 Chairman, Trustee & President             December 30, 1998
                  (Robert H. Graham)                        (Principal Executive Officer)

             /s/ C. DEREK ANDERSON
          ---------------------------------                            Trustee                        December 30, 1998
                (C. Derek Anderson)

              /s/ FRANK S. BAYLEY
          ---------------------------------                            Trustee                        December 30, 1998
                 (Frank S. Bayley)

             /s/ ARTHUR C. PATTERSON
          ---------------------------------                            Trustee                        December 30, 1998
                (Arthur C. Patterson)

              /s/ RUTH H. QUIGLEY
          ---------------------------------                            Trustee                        December 30, 1998
                 (Ruth H. Quigley)


             /s/ KENNETH W. CHANCEY                                Vice President &
          ---------------------------------                      Principal Financial                  December 30, 1998
                (Kenneth W. Chancey)                            and Accounting Officer

                                   SIGNATURES

         Global Investment Portfolio has duly caused this Amendment of the Registration Statement of AIM Investment Funds to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 30th day of December, 1998.

                                                 GLOBAL INVESTMENT PORTFOLIO


                                             By:    /s/ ROBERT H. GRAHAM
                                                 ------------------------------
                                                 Robert H. Graham, President

         This Amendment to the Registration Statement of AIM Investment Funds has been signed below by the following persons in the capacities and on the dates indicated:


                  SIGNATURES                                            TITLE                             DATE
                  ----------                                            -----                             ----
               /s/ ROBERT H. GRAHAM
          ---------------------------------                 Chairman, Trustee & President             December 30, 1998
                  (Robert H. Graham)                        (Principal Executive Officer)

             /s/ C. DEREK ANDERSON
          ---------------------------------                            Trustee                        December 30, 1998
                (C. Derek Anderson)

              /s/ FRANK S. BAYLEY
          ---------------------------------                            Trustee                        December 30, 1998
                 (Frank S. Bayley)

             /s/ ARTHUR C. PATTERSON
          ---------------------------------                            Trustee                        December 30, 1998
                (Arthur C. Patterson)

              /s/ RUTH H. QUIGLEY
          ---------------------------------                            Trustee                        December 30, 1998
                 (Ruth H. Quigley)


             /s/ KENNETH W. CHANCEY                                Vice President &
          ---------------------------------                      Principal Financial                  December 30, 1998
                (Kenneth W. Chancey)                            and Accounting Officer

                                INDEX TO EXHIBITS
                              AIM INVESTMENT FUNDS


Exhibit Number
--------------
(a)(2)          First Amendment to Agreement and Declaration of Trust of Registrant

(a)(3)          Form of Second Amendment to Agreement and Declaration of Trust of Registrant

(e)(1)(iii)     Form of Master Distribution Agreement between Registrant and A I M Distributors, Inc. with respect to Class A and C shares.

(e)(4)          Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers

(e)(5)          Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks

(g)(1)          Custodian Contract between Registrant and State Street Bank and Trust Company

(g)(2)          Notice of Additional Fund, dated August 7, 1989, to Custodian Contract, dated April 27, 1988, between Registrant and State Street Bank and Trust Company

(g)(3)          Notice of Additional Fund, dated September 23, 1990, to Custodian Contract, dated April 27,
                1988, between Registrant and State Street Bank and Trust Company

(g)(4)          Notice of Additional Fund, dated August 8, 1991, to Custodian Contract, dated April 27, 1988, between Registrant and State Street Bank and Trust Company

(g)(5)          Notice of Additional Fund, dated January 27, 1992, to Custodian Contract, dated April 27, 1988, between Registrant and State Street Bank and Trust Company

(g)(6)          Notice of Additional Fund, dated May 10, 1992, to Custodian Contract, dated April 27, 1988, between Registrant and State Street Bank and Trust Company

(g)(7)          Notice of Additional Fund, dated June 1, 1992, to Custodian Contract, dated April 27, 1988, between Registrant and State Street Bank and Trust Company

(g)(8)          Notice of Additional Fund, dated October 22, 1992, to Custodian Contract, dated April 27, 1988, between Registrant and State Street Bank and Trust Company

(g)(9)          Notice of Additional Fund, dated May 31, 1994, to Custodian Contract, dated April 27, 1988, between Registrant and State Street Bank and Trust Company

(g)(10)         Amendment to Custodian Contract dated August 17, 1994

(g)(11)         Amendment to Custodian Contract dated June 20, 1995

(g)(12)         Notice of Additional Fund, dated October 24, 1997, to Custodian Contract, dated April 27, 1988, between Registrant and State Street Bank and Trust Company

(g)(13)         Notice of Registrant's reorganization dated September 22, 1998, to Custodian

(h)(1)(i)       Transfer Agency and Service Agreement  between Registrant and A I M Fund Services, Inc.

(h)(1)(ii)      Form of Amendment No. 1 to Transfer Agency and Services Agreement, dated September 8,
                1998, between Registrant and A I M Fund Services, Inc.

(h)(2)(vii)     Amendment No. 4 to the Remote Access and Related Services Agreement between Registrant and First Data Investor Services Group, Inc

(h)(2)(viii)    Amendment No. 5 to the Remote Access and Related Services Agreement between Registrant and First Data Investor Services Group, Inc.

(i)(1)          Opinion and Consent of Kirkpatrick & Lockhart LLP

(i)(2)(ii)      Opinion and Consent of Delaware Counsel

(m)(1)(i)       Distribution Plan adopted pursuant to Rule 12b-1 with respect to Class A shares

(m)(1)(ii)      Form of Master Distribution Plan, pursuant to Rule 12b-1 with respect to Class A and C shares

m(2)            Distribution Plan adopted pursuant to Rule 12b-1 with respect to Class B shares

(m)(3)(i)       Form of Shareholder Service Agreement to be used in connection with Registrant's Master
                Distribution Plan

(m)(3)(ii)      Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master
                Distribution Plan

(m)(3)(iii)     Form of Service Agreement for Bank Trust Department and for Broker to be used in connection with Registrant's Master Distribution Plan

(m)(3)(iv)      Form of Agency Pricing Agreement to be used in connection with Registrant's Master Distribution
                Plan